UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

J.P. Morgan Investment Management Inc.
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders MSCI US REIT ETF

Ticker: BBRE - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders MSCI US REIT ETF	$6	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$871,643,752
Total number of portfolio holdings	122
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBRE-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Inflation Managed Bond ETF

Ticker: JCPI - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Inflation Managed Bond ETF	$13	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$669,828,714
Total number of portfolio holdings	788
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JCPI-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Realty Income ETF

Ticker: JPRE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Realty Income ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Realty Income ETF	$27	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$387,539,138
Total number of portfolio holdings	30
Portfolio turnover rate	39%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPRE-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Municipal ETF

Ticker: JMHI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Municipal ETF	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$174,334,211
Total number of portfolio holdings	138
Portfolio turnover rate	45%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMHI-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Sustainable Municipal Income ETF

Ticker: JMSI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Sustainable Municipal Income ETF	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$218,780,640
Total number of portfolio holdings	168
Portfolio turnover rate	41%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMSI-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Limited Duration Bond ETF

Ticker: JPLD - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Limited Duration Bond ETF	$12	0.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$757,842,643
Total number of portfolio holdings	325
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPLD-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan International Bond Opportunities ETF

Ticker: JPIB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Bond Opportunities ETF	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$474,891,216
Total number of portfolio holdings	825
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPIB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Ultra-Short Municipal Income ETF

Ticker: JMST - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Income ETF	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,773,935,102
Total number of portfolio holdings	2,462
Portfolio turnover rate	36%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMST-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond ETF

Ticker: JCPB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond ETF	$20	0.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$3,855,288,381
Total number of portfolio holdings	2,420
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JCPB-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Ultra-Short Income ETF

Ticker: JPST - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Income ETF	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$25,376,225,121
Total number of portfolio holdings	685
Portfolio turnover rate	32%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPST-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal ETF

Ticker: JMUB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal ETF	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,677,586,329
Total number of portfolio holdings	891
Portfolio turnover rate	24%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMUB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short Duration Core Plus ETF

Ticker: JSCP - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus ETF	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$443,618,310
Total number of portfolio holdings	868
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JSCP-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Income ETF

Ticker: JPIE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,879,997,257
Total number of portfolio holdings	1,548
Portfolio turnover rate	80%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPIE-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Active Bond ETF

Ticker: JBND - New York Stock Exchange LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Bond ETF	$14	0.27%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$543,392,775
Total number of portfolio holdings	776
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JBND-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

Ticker: BBCB - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$5	0.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$46,286,439
Total number of portfolio holdings	987
Portfolio turnover rate	7%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBCB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Ticker: BBHY - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$8	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,290,922,572
Total number of portfolio holdings	1,453
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBHY-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan USD Emerging Markets Sovereign Bond ETF

Ticker: JPMB - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan USD Emerging Markets Sovereign Bond ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$635,948,461
Total number of portfolio holdings	422
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)

Turkey
7.7
Mexico
7.6
Brazil
5.5
Oman
5.3
Saudi Arabia
4.7
Dominican Republic
4.6
South Africa
4.5
Colombia
4.4
Bahrain
4.3
Indonesia
3.9
United Arab Emirates
3.6
Qatar
3.2
Others (each less than 3.0%)
39.6
Short-Term Investments
1.1

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPMB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Ticker: BBAG - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$1	0.03%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,421,896,420
Total number of portfolio holdings	2,319
Portfolio turnover rate	51%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBAG-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Ticker: BBSA - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$3	0.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$14,522,444
Total number of portfolio holdings	410
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBSA-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Ticker: BBIB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,202,183
Total number of portfolio holdings	87
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBIB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Ticker: BBLB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$25,031,494
Total number of portfolio holdings	41
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBLB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

Ticker: BBSB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,973,627
Total number of portfolio holdings	84
Portfolio turnover rate	31%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBSB-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

Ticker: BBIP - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,466,751
Total number of portfolio holdings	28
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBIP-824

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active Bond ETF	JBND	New York Stock Exchange LLC
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca, Inc.
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 27.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	2,500,000	1,618,164
3.88%, 8/15/2040	600,000	582,492
4.75%, 2/15/2041	1,679,000	1,804,859
3.38%, 8/15/2042	1,400,000	1,238,781
4.38%, 8/15/2043	6,065,000	6,124,702
4.13%, 8/15/2044	2,400,000	2,341,875
3.00%, 5/15/2045	3,230,000	2,640,525
3.00%, 2/15/2048	14,235,000	11,381,883
3.00%, 8/15/2048	5,433,000	4,331,120
2.38%, 11/15/2049	1,250,000	872,998
4.13%, 8/15/2053	1,464,000	1,437,637
4.25%, 2/15/2054	1,000,000	1,003,906
4.25%, 8/15/2054	3,900,000	3,924,375
U.S. Treasury Notes
4.63%, 6/15/2027	14,350,000	14,659,422
2.75%, 7/31/2027	7,000,000	6,797,109
4.63%, 9/30/2028	6,585,000	6,797,984
2.63%, 2/15/2029	2,800,000	2,671,047
2.38%, 3/31/2029	500,000	471,113
4.13%, 3/31/2029	4,305,000	4,372,938
4.63%, 4/30/2029	5,000,000	5,186,719
4.50%, 5/31/2029	12,245,000	12,649,181
4.13%, 8/31/2030	9,425,000	9,593,987
4.88%, 10/31/2030	1,300,000	1,376,781
4.38%, 11/30/2030	9,505,000	9,805,744
1.25%, 8/15/2031	4,975,000	4,199,600
1.38%, 11/15/2031	11,195,000	9,478,142
1.88%, 2/15/2032	600,000	524,156
4.50%, 11/15/2033	3,500,000	3,659,004
4.00%, 2/15/2034	5,074,400	5,106,115
3.88%, 8/15/2034	11,500,000	11,458,672
U.S. Treasury STRIPS Bonds
5.01%, 5/15/2040 (a)	1,670,000	840,567
5.61%, 2/15/2041 (a)	2,249,000	1,088,135
Total U.S. Treasury Obligations (Cost $146,733,275)		150,039,733
Mortgage-Backed Securities — 21.5%
FHLMC Gold Pools, Other Pool # RE0003, 4.00%, 7/1/2049	551,206	526,942
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,360,497	1,225,300
Pool # QA9530, 2.50%, 5/1/2050	266,103	231,133
Pool # QB3756, 2.50%, 9/1/2050	2,289,022	1,989,424
Pool # RA3653, 1.50%, 10/1/2050	717,139	564,284
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RA3838, 3.00%, 10/1/2050	633,260	569,273
Pool # QB4903, 2.50%, 11/1/2050	556,611	484,271
Pool # QC2061, 2.00%, 5/1/2051	789,626	655,377
Pool # RA5680, 2.00%, 8/1/2051	1,830,710	1,505,944
Pool # SD0809, 3.00%, 1/1/2052	1,368,707	1,229,507
Pool # SD8190, 3.00%, 1/1/2052	1,005,525	893,722
Pool # RA6815, 2.50%, 2/1/2052	1,432,618	1,232,127
Pool # QE0399, 3.00%, 4/1/2052	846,366	758,423
Pool # QE1075, 3.00%, 4/1/2052	893,678	798,411
Pool # SD1373, 3.00%, 5/1/2052	554,548	496,928
Pool # SD5754, 3.50%, 6/1/2052	1,228,073	1,132,581
Pool # QE8520, 3.50%, 8/1/2052	858,178	790,795
Pool # SD2355, 4.50%, 12/1/2052	1,747,580	1,702,315
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	730,903	718,841
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	285,625	267,138
Pool # AL9397, 3.00%, 10/1/2046	375,211	340,989
Pool # BE9590, 3.50%, 5/1/2047	138,159	128,809
Pool # BK2113, 2.50%, 3/1/2050	248,079	215,150
Pool # BP8608, 2.50%, 6/1/2050	168,103	145,325
Pool # CA8670, 2.50%, 8/1/2050	1,550,262	1,341,008
Pool # BQ1367, 2.50%, 9/1/2050	1,004,778	872,347
Pool # BQ3137, 2.50%, 10/1/2050	408,231	356,159
Pool # FM4947, 2.00%, 12/1/2050	1,485,488	1,230,166
Pool # BP7667, 2.50%, 12/1/2050	406,296	353,915
Pool # CA8021, 2.50%, 12/1/2050	469,490	405,574
Pool # CA8044, 2.50%, 12/1/2050	383,321	331,133
Pool # CB0458, 2.50%, 5/1/2051	452,391	390,663
Pool # FM7293, 2.50%, 5/1/2051	219,016	190,474
Pool # CB0397, 3.00%, 5/1/2051	261,883	234,478
Pool # FM7346, 3.00%, 5/1/2051	461,635	413,613
Pool # FM7531, 3.00%, 5/1/2051	1,210,795	1,090,470
Pool # BT2415, 2.50%, 7/1/2051	1,564,721	1,347,802
Pool # FM7910, 2.50%, 7/1/2051	615,692	537,074
Pool # FM7957, 2.50%, 7/1/2051	759,015	658,573
Pool # CB1406, 3.00%, 8/1/2051	781,542	699,751
Pool # FM8479, 3.00%, 8/1/2051	616,237	551,747
Pool # FS5389, 2.50%, 11/1/2051	459,260	396,022
Pool # BU3608, 3.00%, 11/1/2051	125,169	112,132
Pool # FM9776, 3.00%, 11/1/2051	1,445,103	1,290,522
Pool # BU9885, 2.50%, 1/1/2052	564,995	485,274
Pool # FS8807, 3.00%, 1/1/2052	2,600,000	2,330,025
Pool # CB2855, 2.50%, 2/1/2052	741,660	643,406
Pool # FS3381, 2.50%, 2/1/2052	1,089,954	935,865
Pool # FS0488, 3.00%, 2/1/2052	1,382,290	1,239,082
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV4133, 2.50%, 3/1/2052	1,289,434	1,107,313
Pool # FS8041, 2.50%, 3/1/2052	3,904,875	3,384,917
Pool # CB3384, 4.00%, 4/1/2052	384,754	365,575
Pool # BV5631, 3.00%, 6/1/2052	992,244	889,173
Pool # FS8114, 3.50%, 6/1/2052	1,166,760	1,079,103
Pool # CB3775, 4.00%, 6/1/2052	348,774	331,442
Pool # CB4160, 4.50%, 7/1/2052	2,752,143	2,679,795
Pool # BY9849, 6.00%, 10/1/2053	572,249	584,784
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	344,459	308,688
Pool # BL6257, 2.13%, 11/1/2028	1,194,856	1,099,148
Pool # BS5507, 3.23%, 11/1/2028	525,946	506,699
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,433,383
Pool # BL5459, 2.37%, 6/1/2029	967,849	891,616
Pool # BS5162, 2.73%, 9/1/2029	1,136,671	1,062,579
Pool # BZ1679, 4.49%, 9/1/2029 ‡ (b)	1,250,000	1,251,750
Pool # BS7010, 4.81%, 9/1/2029	230,000	235,341
Pool # BL4429, 2.25%, 10/1/2029	296,328	271,736
Pool # AM6835, 3.58%, 10/1/2029	1,156,524	1,117,793
Pool # BL4333, 2.52%, 11/1/2029	372,802	345,396
Pool # AN8514, 3.27%, 2/1/2030	948,955	908,579
Pool # BS6161, 4.47%, 8/1/2030	490,647	493,456
Pool # BZ0392, 4.82%, 3/1/2031	796,307	818,599
Pool # BZ1791, 4.61%, 8/1/2031 ‡ (b)	1,000,000	1,005,724
Pool # BZ1524, 5.08%, 9/1/2031 ‡ (b)	643,000	663,221
Pool # BM6857, 1.83%, 12/1/2031 (c)	1,494,126	1,274,622
Pool # BZ1849, 4.74%, 1/1/2032 ‡ (b)	1,729,000	1,753,918
Pool # BS5337, 3.01%, 4/1/2032	310,000	285,471
Pool # BZ1869, 4.76%, 4/1/2032 ‡ (b)	1,144,000	1,159,769
Pool # BS5581, 3.46%, 6/1/2032	366,998	348,517
Pool # BS5659, 3.66%, 6/1/2032	795,000	758,417
Pool # AN5759, 3.29%, 7/1/2032	1,128,005	1,052,658
Pool # BS5530, 3.30%, 7/1/2032	701,000	652,712
Pool # BS6132, 3.86%, 7/1/2032	415,000	402,425
Pool # BS6276, 3.97%, 8/1/2032	680,000	661,049
Pool # AM0762, 3.29%, 9/1/2032	842,347	791,543
Pool # BS5718, 3.46%, 9/1/2032	900,000	844,694
Pool # BS6689, 3.83%, 9/1/2032	390,000	377,185
Pool # BS6417, 3.83%, 10/1/2032	493,795	476,910
Pool # BS6951, 3.90%, 10/1/2032	500,000	484,220
Pool # BS6619, 3.91%, 10/1/2032	591,245	570,965
Pool # BS6731, 3.78%, 11/1/2032	132,352	127,651
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,901,626
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,031,625
Pool # BZ0159, 4.98%, 1/1/2033	490,000	507,545
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ1867, 4.74%, 3/1/2033 (b)	1,842,000	1,864,184
Pool # BS1636, 2.25%, 4/1/2033	750,000	642,434
Pool # BS1899, 2.17%, 5/1/2033	605,000	514,779
Pool # BS9616, 4.79%, 9/1/2033	300,000	307,212
Pool # BZ0419, 4.25%, 1/1/2034	605,000	598,705
Pool # BZ0430, 4.32%, 2/1/2034	325,000	323,164
Pool # BZ0401, 4.52%, 3/1/2034	400,000	403,339
Pool # BL2213, 3.34%, 5/1/2034	996,097	921,208
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,040,948
Pool # BL3772, 2.92%, 10/1/2034	109,405	97,972
Pool # BL7071, 1.91%, 6/1/2035	383,000	300,958
Pool # AN4430, 3.61%, 1/1/2037	408,756	392,438
Pool # BS5761, 3.87%, 6/1/2037	100,000	93,555
Pool # MA1177, 3.50%, 9/1/2042	49,793	46,818
Pool # CA4632, 4.00%, 11/1/2043	563,829	550,910
Pool # BF0189, 3.00%, 6/1/2057	659,400	578,285
Pool # BF0440, 3.00%, 1/1/2060	418,564	368,383
Pool # BF0546, 2.50%, 7/1/2061	399,591	332,249
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (b)	8,310,000	7,085,743
TBA, 3.00%, 9/25/2054 (b)	3,075,000	2,727,683
TBA, 5.00%, 9/25/2054 (b)	5,900,000	5,857,532
TBA, 5.50%, 9/25/2054 (b)	5,000,000	5,033,951
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,149,067	1,183,140
GNMA II Pool # CK7234 ARM, 6.67%, 2/20/2072 (c)	420,723	433,162
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	128,663	121,023
Pool # AK8802, 3.75%, 3/20/2046	294,985	280,870
Pool # 787457, 4.00%, 3/20/2052	1,486,779	1,448,668
Pool # CO8957, 5.00%, 12/20/2052	771,025	763,637
Pool # CX2674, 6.00%, 10/20/2053	226,907	232,997
Pool # DD2409, 6.50%, 6/20/2054	898,450	927,497
Pool # DD0108, 6.50%, 7/20/2054	1,398,852	1,449,125
Pool # DD0109, 7.00%, 7/20/2054	799,406	832,655
Pool # DD0094, 7.00%, 8/20/2054	1,035,753	1,078,833
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	816,403	792,232
Pool # 787496, 6.00%, 7/20/2064	987,155	993,156
Total Mortgage-Backed Securities (Cost $113,422,271)		116,959,061
Asset-Backed Securities — 18.1%
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (d)	130,449	131,116
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	441,397
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	368,000	361,740
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (d)	500,000	492,090
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	544,000	520,331
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	902,995
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	100,000	93,873
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	658,410
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	729,870
Series 2019-SFR1, Class D, 3.25%, 1/19/2039 (d)	500,000	480,497
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	935,552
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	484,359
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	550,000	496,349
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	62,529	59,165
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	310,000	292,204
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	1,000,000	1,000,000
7.12%, 7/16/2054 ‡	1,000,000	1,000,000
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	350,000	341,452
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	497,354
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,580,518
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	363,612
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (d)	1,107,258	1,106,880
Series 2021-1A, Class B, 2.92%, 4/15/2036 (d)	44,506	44,501
Series 2021-1A, Class C, 5.07%, 4/15/2036 (d)	298,770	298,723
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	223,593	217,365
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	660,000	663,168
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	381,669
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	293,370
Cascade MH Asset Trust Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	630,000	510,974
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	412,847
Credit Acceptance Auto Loan Trust
Series 2021-4, Class A, 1.26%, 10/15/2030 (d)	102,599	102,098
Series 2021-4, Class C, 1.94%, 2/18/2031 (d)	480,000	468,304
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	604,188
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	231,669	237,831
DT Auto Owner Trust
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,010,582
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,130,314
Energy Assets, 8.11%, 8/25/2044 ‡	250,000	250,000
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	474,316
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	162,309
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	353,656
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	386,043
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	484,004
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	282,921
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	592,137
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	421,173
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	1,355,000	1,270,995
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	935,353
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	295,327	282,686
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (c) (d)	1,600,000	1,525,161
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (c) (d)	1,113,095	1,020,601
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (c) (d)	600,000	538,282
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	522,400	481,799
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	483,501
Foundation Finance Trust
Series 2020-1A, Class C, 5.75%, 7/16/2040 (d)	1,000,000	965,955
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	726,306	672,128
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	500,000	524,553
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	500,000	509,650
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	545,000	504,446
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	500,000	500,000
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	1,000,000	963,110
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,003,639
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	516,212
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	304,933
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,020,226
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	304,226
Goodgreen (Cayman Islands) Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	373,689	345,405
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	481,045	483,546
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	481,043	483,834
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	676,049	629,515
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	647,511	558,714
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	354,000	367,133
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	362,217
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	459,343	413,061
HERO Funding Trust (Cayman Islands) Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	518,637	443,484
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	345,917	343,624
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	487,261	499,095
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	292,006	270,632
HINNT LLC Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	622,632	631,948
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	2,402,529	2,252,580
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	2,402,529	2,232,620
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	335,890	327,559
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	483,411	418,653
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2029 (b) (d)	1,615,000	1,499,882
Series 2024-SFR1, Class E, 4.50%, 9/17/2029 (b) (d)	720,000	666,171
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	365,586
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	500,000	453,140
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (d)	775,000	768,993
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (d)	34,203	34,036
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-AA, Class B, 3.21%, 8/21/2034 (d)	200,000	197,771
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	287,757
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	184,252
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	207,477
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	725,430
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	178,949
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	417,741	422,637
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	580,000	588,072
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	232,156	239,091
MVW LLC Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	115,264	108,096
New Residential Mortgage Loan Trust Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	429,585
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	929,826	892,441
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	440,192	420,562
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	273,138	258,096
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	476,533	465,997
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	181,872	177,655
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	664,629
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	206,000	207,094
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	837,708	809,941
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	1,560,437	1,521,249
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	3,618,000	3,499,154
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	665,000	644,494
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,001,863
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	1,055,000	1,060,785
Pagaya AI Technology in Housing Trust
Series 2022-1, Class E2, 4.25%, 8/25/2025 (d)	702,000	676,742
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	520,959
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	963,344
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,019,529
PRET LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (d) (e)	385,740	387,902
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 ‡ (d) (e)	1,750,000	1,661,413
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A1, 4.99%, 2/25/2061 (d) (e)	152,170	151,274
Progress Residential
Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	98,004	93,152
Series 2021-SFR1, Class C, 1.56%, 4/17/2038 (d)	500,000	472,673
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	672,095
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,431	93,864
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	417,699	375,426
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	431,178
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	1,671,065	1,536,547
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	1,048,000	972,569
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	198,830	196,409
Series 2024-SFR4, Class C, 3.32%, 7/17/2041 (c) (d)	246,000	225,173
PRPM LLC Series 2021-7, Class A1, 4.87%, 8/25/2026 (d) (e)	356,137	353,745
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	288,598
Renew (Cayman Islands)
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	274,876	251,571
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	1,773,013	1,770,662
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	768,410	774,477
Republic Finance Issuance Trust
Series 2020-A, Class B, 3.54%, 11/20/2030 (d)	125,000	123,854
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	607,994
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	546,080
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	401,850
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	404,598
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	600,000	607,088
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	313,336
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	299,360
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	1,710,000	1,763,358
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	799,000	842,813
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	69,028	65,969
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	20,302	19,267
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	305,732	312,328
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	280,900	281,725
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	748,579	755,463
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	713,030	731,532
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	1,500,000	1,538,634
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (d)	246,410	245,657
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	456,383
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	268,536
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	294,965
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	966,000	994,141
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (d) (e)	56,528	56,493
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (d) (e)	402,563	401,321
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (e)	85,124	85,202
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (e)	95,293	95,255
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (e)	328,049	328,492
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	626,019	631,931
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	364,467
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,244,985
Total Asset-Backed Securities (Cost $95,634,318)		98,096,597
Corporate Bonds — 13.6%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	104,637
Boeing Co. (The)
3.38%, 6/15/2046	590,000	393,827
3.63%, 3/1/2048	790,000	537,935
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110,000	113,189
5.40%, 7/31/2033	100,000	103,089
4.85%, 4/27/2035	115,000	113,691
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	109,222
RTX Corp. 3.03%, 3/15/2052	170,000	114,514
		1,590,104
Automobiles — 0.0% ^
General Motors Co. 5.95%, 4/1/2049	130,000	130,938
Banks — 3.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	182,038
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (d) (f)	500,000	517,212
Banco Santander SA (Spain) 5.44%, 7/15/2031	200,000	205,989
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	457,729
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	432,491
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	2,355,000	2,437,497
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	1,000,000	1,002,168
(SOFR + 1.88%), 2.83%, 10/24/2051 (f)	225,000	150,784
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	455,704
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (d)	200,000	208,350
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	200,000	212,476
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042 (f)	200,000	149,785
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216,000	230,173
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	406,833
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (f)	475,000	494,109
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	258,233
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	500,000	553,299
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	250,000	258,170
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	147,532
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	250,000	213,613
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	1,275,000	1,310,315
Credit Agricole SA (France) (SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	263,227
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	412,718
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	181,404
(SOFR + 1.52%), 5.73%, 5/17/2032 (f)	200,000	207,580
(SOFR + 2.65%), 6.33%, 3/9/2044 (f)	200,000	218,831
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200,000	207,476
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	210,074
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	207,841
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	230,000	226,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	592,000	594,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	501,443
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	550,000	570,317
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205,000	210,562
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	425,450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (f)	200,000	214,360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	214,000	221,874
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (f)	200,000	203,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (f)	555,000	574,597
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	400,000	414,531
Truist Financial Corp. (SOFR + 1.92%), 5.71%, 1/24/2035 (f)	615,000	636,949
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	100,000	104,028
Wells Fargo & Co.
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	334,138
(SOFR + 2.06%), 6.49%, 10/23/2034 (f)	265,000	291,838
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	990,000	1,021,636
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	185,000	167,572
		18,908,111
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	170,158
Molson Coors Beverage Co. 4.20%, 7/15/2046	105,000	88,020
		258,178
Biotechnology — 0.2%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	147,985
4.05%, 11/21/2039	300,000	271,721
4.25%, 11/21/2049	255,000	222,335
Amgen, Inc. 5.75%, 3/2/2063	225,000	230,766
Gilead Sciences, Inc. 2.60%, 10/1/2040	315,000	227,139
		1,099,946
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	111,974
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	100,000	108,672
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	110,000	117,394
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	122,367
Deutsche Bank AG (Germany)
(SOFR + 1.59%), 5.71%, 2/8/2028 (f)	600,000	609,973
5.41%, 5/10/2029	205,000	211,418
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	389,468
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	215,000	224,079
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	170,000	172,540
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	212,866
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	369,726
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	370,000	376,955
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	230,969
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	254,708
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	135,000	137,301
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	254,216
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	578,067
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	185,000	188,977
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	750,000	778,905
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (f)	200,000	206,847
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	400,000	431,573
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (d) (f)	200,000	150,912
		6,019,261
Chemicals — 0.3%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	99,708
DuPont de Nemours, Inc. 5.32%, 11/15/2038	739,000	793,159
LYB International Finance III LLC 4.20%, 10/15/2049	240,000	191,573
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	85,000	78,193
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	489,000	492,032
		1,654,665
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	70,000	74,020
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	200,000	187,050
3.30%, 1/30/2032	530,000	471,105
3.85%, 10/29/2041	520,000	426,843
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (d)	40,000	39,445
2.53%, 11/18/2027 (d)	300,000	276,306
5.75%, 11/15/2029 (d)	550,000	562,270
General Motors Financial Co., Inc. 5.95%, 4/4/2034	200,000	206,978
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.50%, 3/26/2031 (d)	500,000	527,177
		2,697,174
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	100,000	83,093
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	125,000	97,296
5.62%, 2/12/2054 (d)	110,000	111,563
Kroger Co. (The)
5.00%, 9/15/2034	130,000	129,596
5.00%, 4/15/2042	95,000	89,889
5.50%, 9/15/2054	90,000	88,218
		599,655
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	144,651
Simon Property Group LP 3.25%, 9/13/2049	85,000	60,316
WP Carey, Inc. 2.25%, 4/1/2033	100,000	80,411
		285,378
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.50%, 6/1/2041	145,000	115,688
3.55%, 9/15/2055	470,000	332,294
3.80%, 12/1/2057	1,005,000	736,622
Verizon Communications, Inc.
2.65%, 11/20/2040	130,000	93,285
3.55%, 3/22/2051	155,000	116,655
2.99%, 10/30/2056	290,000	186,329
		1,580,873
Electric Utilities — 1.5%
Baltimore Gas and Electric Co. 5.65%, 6/1/2054	110,000	114,949
DTE Electric Co.
Series B, 3.25%, 4/1/2051	200,000	143,823
Series B, 3.65%, 3/1/2052	45,000	34,633
5.40%, 4/1/2053	35,000	35,644
Duke Energy Corp.
3.75%, 9/1/2046	270,000	206,184
5.80%, 6/15/2054	300,000	306,986
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	84,547
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200,000	210,168
Emera US Finance LP (Canada) 4.75%, 6/15/2046	500,000	431,079
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (d)	235,000	238,546
5.50%, 6/26/2034 (d)	350,000	355,309
Entergy Arkansas LLC 5.75%, 6/1/2054	70,000	72,748
Entergy Mississippi LLC 5.85%, 6/1/2054	115,000	121,338
Entergy Texas, Inc.
5.80%, 9/1/2053	125,000	130,964
5.55%, 9/15/2054	564,000	565,094
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	215,000	207,650
Fortis, Inc. (Canada) 3.06%, 10/4/2026	100,000	96,466
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	100,000	91,111
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.40%, 6/1/2033 (d)	200,000	204,197
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	65,000	51,980
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	105,543
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	120,000	116,995
5.55%, 3/15/2054	200,000	201,570
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (d)	60,000	60,416
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	456,635
Oncor Electric Delivery Co. LLC 4.95%, 9/15/2052	110,000	104,310
Pacific Gas and Electric Co.
6.40%, 6/15/2033	125,000	133,568
5.80%, 5/15/2034	285,000	293,321
4.45%, 4/15/2042	230,000	191,212
3.50%, 8/1/2050	255,000	176,031
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	301,208
Series A-3, 5.53%, 6/1/2049	345,000	361,094
PPL Capital Funding, Inc. 5.25%, 9/1/2034	120,000	121,467
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	105,370
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	101,202
Series K, 3.15%, 8/15/2051	135,000	91,540
Public Service Electric and Gas Co. 3.00%, 3/1/2051	205,000	141,315
Sierra Pacific Power Co. 5.90%, 3/15/2054	145,000	153,755
Southern California Edison Co.
5.45%, 6/1/2031	180,000	187,340
6.00%, 1/15/2034	100,000	107,858
5.70%, 3/1/2053	110,000	112,657
5.75%, 4/15/2054	220,000	228,531
Union Electric Co. 4.00%, 4/1/2048	120,000	98,823
Virginia Electric and Power Co. 5.55%, 8/15/2054	130,000	132,088
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	421,000	439,968
Xcel Energy, Inc. 4.80%, 9/15/2041	90,000	81,081
		8,308,314
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	60,000	59,446
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	280,000	289,106
Warnermedia Holdings, Inc. 5.14%, 3/15/2052	535,000	406,920
		696,026
Financial Services — 0.2%
Fiserv, Inc.
5.15%, 8/12/2034	400,000	404,259
4.40%, 7/1/2049	90,000	77,155
Global Payments, Inc.
5.30%, 8/15/2029	100,000	101,921
4.15%, 8/15/2049	120,000	95,313
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (f)	220,000	216,475
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	400,000	409,660
		1,304,783
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	100,000	88,546
Campbell Soup Co. 3.13%, 4/24/2050	65,000	44,357
J M Smucker Co. (The)
6.20%, 11/15/2033	80,000	87,146
6.50%, 11/15/2053	75,000	83,819
JBS USA Holding Lux SARL
3.75%, 12/1/2031	135,000	122,354
6.75%, 3/15/2034 (d)	93,000	101,959
4.38%, 2/2/2052	240,000	188,507
Kraft Heinz Foods Co. 4.38%, 6/1/2046	90,000	76,892
Tyson Foods, Inc. 5.70%, 3/15/2034	80,000	83,231
		876,811
Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 3/15/2049	90,000	74,878
Boston Gas Co. 4.49%, 2/15/2042 (d)	100,000	85,031
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	75,000	69,611
Southwest Gas Corp. 3.80%, 9/29/2046	65,000	50,145
		279,665
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	100,000	77,665
5.50%, 3/15/2055	140,000	146,531
CSX Corp. 3.35%, 9/15/2049	95,000	70,021
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
Norfolk Southern Corp. 4.05%, 8/15/2052	80,000	65,320
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	100,000	104,590
Union Pacific Corp. 4.10%, 9/15/2067	65,000	51,978
		516,105
Health Care Providers & Services — 0.5%
Aetna, Inc. 4.50%, 5/15/2042	100,000	86,901
Cigna Group (The) 3.40%, 3/15/2051	170,000	120,500
CVS Health Corp.
5.13%, 2/21/2030	114,000	115,796
5.05%, 3/25/2048	325,000	288,073
Elevance Health, Inc. 4.65%, 1/15/2043	100,000	91,513
HCA, Inc.
5.60%, 4/1/2034	200,000	205,528
5.45%, 9/15/2034	120,000	121,546
4.63%, 3/15/2052	735,000	621,911
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	420,264
3.25%, 5/15/2051	185,000	133,377
5.63%, 7/15/2054	670,000	699,822
		2,905,231
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60,000	59,912
Healthcare Realty Holdings LP 3.10%, 2/15/2030	500,000	454,882
Welltower OP LLC
3.10%, 1/15/2030	100,000	92,605
6.50%, 3/15/2041	100,000	110,620
		718,019
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	210,051
5.75%, 10/1/2041	455,000	462,399
6.50%, 10/1/2053	150,000	166,181
Southern Power Co. 5.15%, 9/15/2041	310,000	301,079
		1,139,710
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100,000	101,491
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.1%
Prologis LP
2.25%, 4/15/2030	100,000	89,395
5.25%, 3/15/2054	222,000	220,173
		309,568
Insurance — 0.3%
Aon North America, Inc. 5.75%, 3/1/2054	130,000	134,614
Arthur J Gallagher & Co. 5.75%, 7/15/2054	50,000	50,985
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	110,000	90,533
CNA Financial Corp. 5.13%, 2/15/2034	100,000	100,745
Corebridge Global Funding 5.20%, 6/24/2029 (d)	275,000	282,646
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	320,000	326,425
F&G Global Funding 5.88%, 6/10/2027 (d)	200,000	203,420
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (d)	80,000	60,328
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	150,000	154,472
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	93,192
Pine Street Trust III 6.22%, 5/15/2054 (d)	200,000	211,685
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	50,000	46,453
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (d)	75,000	63,559
		1,819,057
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	125,000	131,756
5.40%, 8/15/2054	500,000	509,924
		641,680
Media — 0.6%
Charter Communications Operating LLC
3.50%, 3/1/2042	200,000	137,673
4.80%, 3/1/2050	335,000	254,854
3.70%, 4/1/2051	950,000	602,767
3.90%, 6/1/2052	400,000	261,954
Comcast Corp.
5.30%, 6/1/2034	500,000	518,330
4.20%, 8/15/2034	250,000	237,859
3.25%, 11/1/2039	210,000	168,099
4.00%, 11/1/2049	135,000	110,153
2.94%, 11/1/2056	1,345,000	855,534
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Discovery Communications LLC 3.63%, 5/15/2030	150,000	133,141
Paramount Global 5.85%, 9/1/2043	80,000	68,148
		3,348,512
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	100,000	101,825
Newmont Corp.
3.25%, 5/13/2030 (d)	100,000	93,666
5.75%, 11/15/2041 (d)	100,000	104,223
Steel Dynamics, Inc.
5.38%, 8/15/2034	200,000	202,839
3.25%, 10/15/2050	85,000	57,816
		560,369
Multi-Utilities — 0.3%
Ameren Illinois Co. 5.55%, 7/1/2054	200,000	206,182
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	70,000	72,864
Consumers Energy Co. 3.25%, 8/15/2046	80,000	61,301
Dominion Energy, Inc. Series C, 4.90%, 8/1/2041	110,000	101,131
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	91,375
Puget Sound Energy, Inc. 5.69%, 6/15/2054	350,000	364,221
San Diego Gas & Electric Co. 3.95%, 11/15/2041	55,000	45,659
Southern Co. Gas Capital Corp.
4.40%, 6/1/2043	140,000	121,627
Series 21A, 3.15%, 9/30/2051	385,000	254,971
		1,319,331
Oil, Gas & Consumable Fuels — 1.1%
6297782 LLC (Canada)
4.91%, 9/1/2027 (d)	65,000	65,136
5.03%, 10/1/2029 (d)	75,000	74,834
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (d)	150,000	149,362
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	70,000	72,033
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (d)	100,000	105,045
ConocoPhillips Co. 5.30%, 5/15/2053	85,000	84,497
Devon Energy Corp. 5.75%, 9/15/2054	305,000	295,971
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	190,000	196,040
Energy Transfer LP
5.60%, 9/1/2034	400,000	411,732
6.50%, 2/1/2042	260,000	279,232
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	478,212
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	72,452
3.45%, 4/15/2051	95,000	72,235
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (d)	100,000	86,070
Kinder Morgan, Inc.
5.00%, 2/1/2029	115,000	116,511
3.25%, 8/1/2050	615,000	411,868
Marathon Petroleum Corp. 6.50%, 3/1/2041	70,000	75,436
MPLX LP 5.50%, 6/1/2034	280,000	284,890
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	99,810
3.25%, 7/15/2031 (d)	100,000	87,598
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20,000	20,326
Occidental Petroleum Corp.
5.20%, 8/1/2029	75,000	76,053
5.38%, 1/1/2032	75,000	76,107
Ovintiv, Inc.
6.25%, 7/15/2033	200,000	211,159
6.50%, 2/1/2038	235,000	249,591
Phillips 66 Co. 4.90%, 10/1/2046	125,000	113,433
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	396,662
Targa Resources Corp. 5.50%, 2/15/2035	415,000	421,350
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	88,889
TransCanada PipeLines Ltd. (Canada)
5.85%, 3/15/2036	300,000	312,394
5.10%, 3/15/2049	270,000	257,179
Williams Cos., Inc. (The) 5.80%, 11/15/2054	300,000	306,367
		6,048,474
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	126,000	96,618
5.55%, 2/22/2054	20,000	20,647
5.65%, 2/22/2064	180,000	185,535
Eli Lilly & Co. 5.00%, 2/9/2054	130,000	129,459
Merck & Co., Inc. 2.90%, 12/10/2061	180,000	112,507
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	200,000	151,072
3.18%, 7/9/2050	200,000	138,966
		834,804
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	100,000	82,436
5.50%, 4/1/2034	525,000	538,867
UDR, Inc. 3.10%, 11/1/2034	100,000	83,821
		705,124
Retail REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/2033	100,000	102,819
5.50%, 6/15/2034	70,000	71,592
Realty Income Corp.
4.85%, 3/15/2030	100,000	101,401
5.38%, 9/1/2054	200,000	197,251
		473,063
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
5.05%, 7/12/2029	350,000	356,828
2.45%, 2/15/2031 (d)	150,000	130,880
3.50%, 2/15/2041 (d)	410,000	327,587
Foundry JV Holdco LLC 6.15%, 1/25/2032 (d)	330,000	339,787
Intel Corp. 5.70%, 2/10/2053	110,000	105,198
KLA Corp. 3.30%, 3/1/2050	95,000	70,237
NXP BV (China)
5.00%, 1/15/2033	100,000	99,889
3.25%, 5/11/2041	180,000	135,232
QUALCOMM, Inc. 4.50%, 5/20/2052	75,000	67,820
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	93,418
		1,726,876
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	70,000	73,662
Oracle Corp.
4.90%, 2/6/2033	100,000	100,067
3.65%, 3/25/2041	215,000	171,733
3.60%, 4/1/2050	240,000	175,223
		520,685
Specialized REITs — 0.0% ^
Crown Castle, Inc. 4.00%, 3/1/2027	100,000	98,539
Extra Space Storage LP 5.90%, 1/15/2031	80,000	84,143
		182,682
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 4.10%, 8/8/2062	260,000	223,753
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	92,134
4.39%, 8/15/2037	130,000	115,980
3.98%, 9/25/2050	465,000	348,636
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	488,394
		1,045,144
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 5.38%, 7/15/2029 (d)	290,000	293,286
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200,000	203,645
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	400,000	296,455
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	192,419
3.00%, 2/15/2041	595,000	444,619
5.50%, 1/15/2055	79,000	79,728
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	115,000	103,865
5.75%, 6/28/2054	400,000	405,139
		1,522,225
Total Corporate Bonds (Cost $70,976,359)		73,802,828
Commercial Mortgage-Backed Securities — 8.1%
BAMLL Re-REMIC Trust Series 2024-FRR3, Class B, 1.50%, 1/27/2050 (c) (d)	851,000	762,092
Banc of America Re-Remic Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	686,713
BB-UBS Trust Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (d)	465,000	446,228
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,782,367
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	705,000	601,494
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	610,287
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ36, Class A1, 1.30%, 12/25/2026	439,980	428,562
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (c)	5,000,000	240,688
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	326,664
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	897,716
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	500,132
FNMA ACES
Series 2020-M52, Class A1, 0.88%, 10/25/2030	316,611	299,528
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (c)	214,870	212,328
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (c)	27,000	22,245
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (c)	494,539	499,002
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (c)	790,072	805,135
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.18%, 7/25/2027 (c) (d)	1,160,000	1,134,064
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (c) (d)	570,000	524,156
Series 2019-KBF3, Class B, 7.97%, 1/25/2029 (c) (d)	306,720	305,277
Series 2018-K154, Class B, 4.16%, 11/25/2032 (c) (d)	610,000	532,862
Series 2018-K155, Class B, 4.31%, 4/25/2033 (c) (d)	580,000	509,457
Series 2015-K46, Class C, 3.82%, 4/25/2048 (c) (d)	316,000	311,338
Series 2015-K49, Class B, 3.85%, 10/25/2048 (c) (d)	500,000	492,613
Series 2016-K55, Class C, 4.30%, 4/25/2049 (c) (d)	1,000,000	980,489
Series 2016-K58, Class C, 3.87%, 9/25/2049 (c) (d)	1,250,000	1,217,944
Series 2017-K64, Class B, 4.14%, 5/25/2050 (c) (d)	1,455,000	1,421,805
Series 2018-K80, Class B, 4.38%, 8/25/2050 (c) (d)	2,076,000	2,018,852
Series 2017-K71, Class B, 3.88%, 11/25/2050 (c) (d)	100,000	96,508
Series 2017-K71, Class C, 3.88%, 11/25/2050 (c) (d)	1,000,000	956,781
Series 2019-K91, Class C, 4.40%, 4/25/2051 (c) (d)	1,200,000	1,150,353
Series 2018-K79, Class C, 4.35%, 7/25/2051 (c) (d)	145,000	140,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K103, Class B, 3.57%, 12/25/2051 (c) (d)	1,819,000	1,690,886
Series 2019-K102, Class B, 3.65%, 12/25/2051 (c) (d)	375,000	351,188
Series 2019-K90, Class C, 4.46%, 2/25/2052 (c) (d)	500,000	484,054
Series 2019-K88, Class C, 4.53%, 2/25/2052 (c) (d)	1,000,000	964,605
Series 2019-K94, Class C, 4.10%, 7/25/2052 (c) (d)	1,250,000	1,166,796
Series 2019-K98, Class C, 3.86%, 10/25/2052 (c) (d)	2,000,000	1,861,879
Series 2019-K100, Class C, 3.61%, 11/25/2052 (c) (d)	2,000,000	1,838,325
Series 2020-K737, Class B, 3.42%, 1/25/2053 (c) (d)	1,452,000	1,396,900
Series 2020-K737, Class C, 3.42%, 1/25/2053 (c) (d)	2,000,000	1,916,580
Series 2020-K105, Class C, 3.53%, 3/25/2053 (c) (d)	1,651,000	1,511,916
Series 2019-K96, Class C, 3.94%, 8/25/2056 (c) (d)	1,254,000	1,165,916
GAM Re-REMIC Trust
Series 2022-FRR3, Class AK41, PO, , 10/27/2047 ‡ (d)	670,000	659,532
Series 2022-FRR3, Class BK41, PO, , 10/27/2047 ‡ (d)	250,000	245,713
Series 2022-FRR3, Class CK41, PO, , 10/27/2047 ‡ (d)	100,000	98,166
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 ‡ (c) (d)	500,000	478,263
Series 2021-FRR1, Class 2A, PO, , 11/29/2050 ‡ (d)	580,000	480,137
Series 2021-FRR2, Class BK44, 1.69%, 9/27/2051 ‡ (c) (d)	1,571,000	1,533,991
Series 2021-FRR2, Class AK44, 1.92%, 9/27/2051 ‡ (c) (d)	1,000,000	978,447
Series 2021-FRR2, Class BK49, 2.27%, 9/27/2051 ‡ (c) (d)	300,000	286,455
GNMA
Series 2012-132, Class Z, 2.66%, 6/16/2054 (c)	525,608	380,592
Series 2013-61, Class Z, 2.75%, 10/16/2054 (c)	731,731	537,147
Series 2013-1, Class Z, 2.38%, 1/16/2055 (c)	767,190	499,288
Series 2017-76, Class B, 2.60%, 12/16/2056	647,421	492,092
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	429,862
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	173,102
Multi-Family Connecticut Avenue Securities Trust Series 2024-01, Class M7, 8.10%, 7/25/2054 (c) (d)	79,987	80,384
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 (d)	2,000,000	1,485,234
Total Commercial Mortgage-Backed Securities (Cost $43,278,717)		44,101,143
Collateralized Mortgage Obligations — 7.4%
Alta Apartments, 4.82%, 5/1/2029 ‡ (b)	1,500,000	1,527,429
CFMT LLC
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (c) (d)	2,470,000	2,365,623
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (c) (d)	300,000	280,746
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (d) (e)	379,727	379,134
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	678,960	595,237
Series 2018-1, Class M60C, 3.50%, 5/25/2057	270,259	247,984
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,201,686	1,100,451
Series 2017-4, Class MT, 3.50%, 6/25/2057	4,105	3,753
Series 2019-1, Class MA, 3.50%, 7/25/2058	845,823	804,885
Series 2019-1, Class MT, 3.50%, 7/25/2058	499,802	451,123
Series 2019-2, Class HT, 3.00%, 8/25/2058	582,930	513,485
Series 2021-1, Class MTU, 2.50%, 9/25/2060	668,890	560,251
Series 2021-2, Class MTU, 2.50%, 11/25/2060	732,369	611,852
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,407,932	1,330,570
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	279,915	272,855
Series 5073, Class GA, 1.50%, 8/25/2044	1,067,116	891,377
Series 5027, Class JA, 2.00%, 10/25/2044	153,729	138,890
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	879,953
Series 4585, Class DA, 3.00%, 6/15/2045	257,955	242,987
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	438,716
Series 4710, Class JE, 2.75%, 6/15/2047	574,222	515,596
Series 5149, Class HB, 1.25%, 8/25/2048	633,266	512,030
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4994, Class LI, IO, 4.00%, 12/25/2048	165,233	32,763
Series 4913, Class UA, 3.00%, 3/15/2049	832,919	747,279
Series 4863, Class H, 7.00%, 3/15/2049	503,587	543,584
Series 4896, Class CG, 3.50%, 4/15/2049	332,703	315,074
Series 5141, Class PA, 1.00%, 4/25/2050	326,085	268,943
Series 5023, Class TE, 1.00%, 10/25/2050	3,022,998	2,296,174
Series 5088, Class MP, 1.00%, 12/25/2050	512,249	399,477
Series 5063, Class LC, 0.75%, 1/25/2051	552,494	426,312
Series 4862, Class NO, PO, 8/15/2057	1,989,427	1,277,452
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	249,115	218,927
Series 326, Class 350, 3.50%, 3/15/2044	517,736	485,301
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	265,000	255,602
Series 2012-124, Class PA, 2.50%, 7/25/2042	111,589	103,062
Series 2012-130, Class DC, 3.00%, 12/25/2042	318,897	290,487
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,044,919
Series 2017-87, Class EA, 3.00%, 4/25/2044	267,193	244,190
Series 2019-60, Class DA, 2.50%, 3/25/2049	196,701	175,368
Series 2019-12, Class BA, 3.00%, 4/25/2049	290,847	258,421
Series 2020-50, Class A, 2.00%, 7/25/2050	458,678	385,027
Series 2020-54, Class UB, 5.00%, 7/25/2050	142,980	142,640
Series 2020-70, Class AD, 1.50%, 10/25/2050	323,085	260,258
Series 2021-27, Class EC, 1.50%, 5/25/2051	153,661	125,021
GNMA
Series 2012-13, Class FQ, 5.77%, 1/20/2038 (c)	341,307	336,129
Series 2019-83, Class YA, 4.77%, 6/20/2040 (c)	173,492	176,004
Series 2013-91, Class WA, 4.43%, 4/20/2043 (c)	236,586	227,585
Series 2021-50, Class LD, 1.50%, 1/20/2048	947,053	792,651
Series 2021-66, Class QA, 1.00%, 3/20/2050	498,656	389,041
Series 2020-65, Class KC, 1.00%, 5/20/2050	479,993	375,328
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-16, Class JB, 1.50%, 1/20/2051	728,918	611,470
Series 2022-9, Class P, 2.00%, 9/20/2051	924,076	814,920
Series 2022-34, Class PN, 3.00%, 2/20/2052	998,193	922,515
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	875,248	843,073
Jonah, 7.63%, 8/10/2039 ‡	3,000,000	3,000,000
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (c) (d)	828,761	801,441
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	480,000	486,489
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025 (d) (e)	548,697	548,435
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	175,959	171,283
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	171,541	167,808
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	381,334	372,935
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,138,716	1,013,848
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,826,533	1,777,826
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,457,841	1,380,239
Total Collateralized Mortgage Obligations (Cost $39,049,575)		40,170,228
Foreign Government Securities — 0.2%
United Mexican States
6.34%, 5/4/2053	230,000	225,903
3.77%, 5/24/2061	1,000,000	643,438
Total Foreign Government Securities (Cost $878,018)		869,341
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.6%
Investment Companies — 7.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (g) (h) (Cost $41,465,102)	41,465,102	41,465,102
Total Investments — 104.1% (Cost $551,437,635)		565,504,033
Liabilities in Excess of Other Assets — (4.1)%		(22,111,258)
NET ASSETS — 100.0%		543,392,775

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2024.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	8	12/19/2024	USD	1,049,750	(17,361)
U.S. Treasury 2 Year Note	160	12/31/2024	USD	33,206,250	5,703
U.S. Treasury 5 Year Note	114	12/31/2024	USD	12,466,969	(19,056)
					(30,714)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.2%
Aerospace & Defense — 0.4%
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	336,828
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,535
2.20%, 2/4/2026	95,000	91,026
3.10%, 5/1/2026	35,000	33,850
2.70%, 2/1/2027	65,000	61,619
6.30%, 5/1/2029 (a)	1,275,000	1,331,552
6.39%, 5/1/2031 (a)	835,000	879,560
6.53%, 5/1/2034 (a)	2,545,000	2,695,440
6.86%, 5/1/2054 (a)	610,000	656,809
5.93%, 5/1/2060	1,580,000	1,492,402
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,590,000	1,590,849
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	554,711
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	308,697
5.60%, 7/31/2053	217,000	223,730
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	95,056
4.15%, 6/15/2053	650,000	555,577
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	140,298
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,712,989
1.90%, 9/1/2031	450,000	375,746
5.15%, 2/27/2033	365,000	374,231
4.50%, 6/1/2042	100,000	90,509
3.03%, 3/15/2052	650,000	437,846
5.38%, 2/27/2053	144,000	144,100
6.40%, 3/15/2054	185,000	212,329
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	274,513
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	478,089
6.38%, 3/1/2029 (a)	1,742,000	1,795,237
6.63%, 3/1/2032 (a)	380,000	395,189
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	20,000	8,000
		17,360,317
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	400,000	395,088
7.00%, 4/15/2028 (a)	450,000	462,498
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	621,000	622,691
3.75%, 1/30/2031 (a)	75,000	68,158
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	730,000	733,762
6.88%, 7/1/2028	625,000	628,116
5.00%, 10/1/2029	75,000	69,770
Aptiv plc 5.40%, 3/15/2049	25,000	23,120
Clarios Global LP
6.25%, 5/15/2026 (a)	427,000	427,062
6.75%, 5/15/2028 (a)	830,000	853,350
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	46,263	48,974
10.63% (PIK), 5/15/2027 (a) (c)	32,879	25,122
Dana, Inc.
5.38%, 11/15/2027	590,000	584,060
5.63%, 6/15/2028	230,000	226,687
4.50%, 2/15/2032	40,000	35,474
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	117,235
5.00%, 7/15/2029	1,341,000	1,245,426
5.25%, 7/15/2031	660,000	598,608
Icahn Enterprises LP 5.25%, 5/15/2027	675,000	652,319
Lear Corp. 2.60%, 1/15/2032	10,000	8,482
		7,826,002
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	810,000	961,422
3.25%, 2/12/2032	2,255,000	1,920,641
4.75%, 1/15/2043	380,000	317,075
General Motors Co. 5.95%, 4/1/2049	25,000	25,180
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	887,237
3.00%, 2/10/2027 (a)	200,000	192,388
1.80%, 1/10/2028 (a)	350,000	318,280
5.30%, 6/24/2029 (a)	1,160,000	1,185,158
		5,807,381
Banks — 5.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	600,000	609,723
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	205,822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,000,000	910,191
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	171,202
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	3,200,000	3,392,599
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	927,853
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	170,429
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	1,370,000	1,496,436
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,309,041
6.61%, 11/7/2028	600,000	646,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	600,000	656,646
5.44%, 7/15/2031	200,000	205,989
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,494,390
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	3,436,000	3,376,061
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,177,861
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	254,168
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	394,010
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	437,748
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	1,190,000	1,215,635
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	581,316
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	7,258,000	7,580,868
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	565,078
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,660,000	2,333,867
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	1,900,000	1,617,319
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	553,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	5,220,000	5,547,907
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	6,950,000	7,193,461
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	1,700,000	1,703,685
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	100,065
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (d) (e) (f) (g) (h)	1,200,000	1,349,693
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	262,067
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	935,000	957,491
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	304,093
5.51%, 6/4/2031	550,000	572,079
Bank of Nova Scotia (The) (Canada) 2.15%, 8/1/2031	650,000	556,245
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,771
1.60%, 10/4/2026 (a)	200,000	188,031
5.79%, 7/13/2028 (a)	1,005,000	1,046,958
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,505,544
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	1,335,000	1,521,184
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	414,725
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	1,500,000	1,352,673
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	1,360,000	1,383,231
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	535,000	549,017
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	1,560,000	1,622,756
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	452,205
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,480,000	1,528,741
5.13%, 1/18/2028 (a)	745,000	752,580
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	5,680,000	6,015,329
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	575,000	479,899
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	212,283
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	984,873
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	1,065,000	1,099,802
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	849,238
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	600,000	663,098
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	800,000	941,674
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	526,665
5.26%, 4/8/2029	450,000	462,619
Citibank NA
5.80%, 9/29/2028	500,000	524,730
4.84%, 8/6/2029	840,000	851,553
5.57%, 4/30/2034	2,500,000	2,625,916
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	1,761,000	1,712,000
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	614,706
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,115,000	1,097,010
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,170,049
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,295,000	1,273,696
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	3,135,000	3,206,807
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	645,000	657,296
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	485,440
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	1,650,000	1,486,273
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	152,462
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	551,499
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	4,040,000	3,499,557
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,665,000	1,422,664
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	400,000	369,217
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	5,140,000	5,282,734
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	6,510,000	6,690,317
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	40,011
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	867,407
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	237,635
5.30%, 7/12/2028 (a)	990,000	1,017,384
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	3,245,000	3,416,683
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	850,000	866,697
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	200,000	198,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	845,000	871,866
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	375,000	360,458
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (d)	1,164,000	1,157,246
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,036,278
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	309,298
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	5,370,000	4,957,003
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	250,000	269,090
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	5,750,000	5,543,956
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,475,000	1,530,899
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	500,000	434,254
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	217,315
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	230,000	251,656
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	400,000	461,504
7.20%, 11/28/2033 (a)	3,373,000	3,771,615
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	200,000	157,322
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium) (EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	1,200,000	1,437,567
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	2,077,000	2,225,489
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	350,000	355,710
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	1,380,000	1,431,586
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	1,160,000	1,151,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	380,000	392,722
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	1,000,441
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	207,456
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	602,667
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (d)	450,000	389,836
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	270,000	283,599
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	255,316
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	800,000	811,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	575,244
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	1,015,000	1,026,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	5,504,000	5,528,295
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	605,000	640,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	415,000	433,539
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	2,295,000	2,365,330
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	408,946
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	580,682
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	42,820
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	680,000	719,909
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	1,465,000	1,649,438
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	400,000	417,451
Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (e)	245,000	244,522
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	455,000	471,548
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	1,200,000	1,244,327
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,340,000	1,366,297
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200,000	188,832
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	2,080,000	1,814,970
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	421,125
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	198,032
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,700,000	1,619,461
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	202,948
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	188,497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,136,650
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,800,000	1,863,168
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	4,150,000	4,221,567
3.00%, 1/22/2030 (a)	550,000	495,652
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	1,110,000	1,150,843
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	580,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	555,000	565,839
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,520,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	200,000	208,812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	3,548,000	3,840,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	1,615,000	1,672,026
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	262,694
5.72%, 9/14/2028	680,000	708,267
5.42%, 7/9/2031	950,000	984,511
5.77%, 1/13/2033	200,000	212,232
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	202,738
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	997,573
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	204,152
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	103,612
4.99%, 4/5/2029	1,010,000	1,028,916
2.00%, 9/10/2031	385,000	326,629
4.46%, 6/8/2032	120,000	117,350
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,347,371
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	2,090,000	2,078,743
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	588,000	614,397
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	608,000	629,699
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	189,994
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	756,795
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370,000	380,241
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	590,000	613,764
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	594,821
3.00%, 10/23/2026	360,000	349,671
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	2,110,000	2,167,200
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,441,076
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	321,846
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	888,066
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	2,360,000	2,422,365
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	1,840,000	1,951,792
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	1,990,000	2,031,115
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	2,105,475
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,783,200
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	3,110,000	3,209,525
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,820,000	2,004,318
4.40%, 6/14/2046	3,810,000	3,240,151
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	300,000	314,498
1.95%, 11/20/2028	30,000	27,320
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	553,872
		228,549,089
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	533,354
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	250,000	236,962
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	180,000	164,619
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	345,679
4.50%, 5/9/2047	120,000	104,819
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	430,000	367,606
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	690,000	711,711
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	159,273
PepsiCo, Inc. 2.75%, 10/21/2051	415,000	278,727
		2,902,750
Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	2,000,000	1,895,152
5.05%, 3/15/2034	1,620,000	1,669,351
4.05%, 11/21/2039	3,507,000	3,176,420
4.25%, 11/21/2049	230,000	200,537
5.40%, 3/15/2054	280,000	290,167
5.50%, 3/15/2064	720,000	747,610
Amgen, Inc.
5.25%, 3/2/2030	175,000	181,282
3.15%, 2/21/2040	477,000	370,588
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,495,726
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,398,779
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	440,794
5.25%, 10/15/2033	2,580,000	2,687,275
4.60%, 9/1/2035	1,000,000	980,559
2.60%, 10/1/2040	975,000	703,049
4.15%, 3/1/2047	330,000	279,674
2.80%, 10/1/2050	220,000	144,478
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	189,987
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	200,000	170,980
2.80%, 9/15/2050	200,000	129,498
		19,151,906
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	600,000	551,168
3.95%, 4/13/2052	155,000	130,582
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	510,000	507,742
3.50%, 3/1/2029 (a)	175,000	162,717
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	435,000	426,048
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	495,000	498,595
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
Nordstrom, Inc. 4.38%, 4/1/2030	335,000	307,644
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	12,190	10,260
		2,594,756
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	2,180,000	1,991,750
6.38%, 3/1/2034 (a)	250,000	256,664
Carrier Global Corp. 5.90%, 3/15/2034	249,000	268,595
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	1,340,000	1,372,206
Griffon Corp. 5.75%, 3/1/2028	925,000	906,818
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	725,000	701,092
Masco Corp. 1.50%, 2/15/2028	125,000	112,537
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	875,000	901,255
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	685,000	703,941
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	995,000	1,068,032
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,709
4.75%, 1/15/2028 (a)	550,000	534,816
4.38%, 7/15/2030 (a)	1,625,000	1,519,334
Summit Materials LLC
5.25%, 1/15/2029 (a)	560,000	554,341
7.25%, 1/15/2031 (a)	550,000	580,994
		11,492,084
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	426,886
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	173,863
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,957,871
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	60,469
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	326,756
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300,000	1,229,324
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	365,000	371,067
5.41%, 5/10/2029	325,000	335,174
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	877,866
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	805,227
3.50%, 11/16/2026	726,000	709,903
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,742,407
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	116,410
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	143,131
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,581,679
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	2,205,000	2,142,877
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,479,291
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	4,235,000	4,442,900
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,246,695
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	1,495,000	1,558,129
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	290,000	294,332
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	3,535,000	3,074,102
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	510,000	451,123
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	4,040,000	4,115,942
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	123,750
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	14,253
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	202,157
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	3,210,000	3,049,590
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	869,949
3.59%, 7/22/2028 (i)	330,000	320,781
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	264,557
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,514,901
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	319,715
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,070,000	2,112,409
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,573,000	1,563,098
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	1,520,000	1,545,912
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	1,800,000	1,498,028
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,112,521
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	2,130,000	2,188,129
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	720,000	761,601
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,910,000	3,994,057
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	420,000	346,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	380,000	393,524
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	2,000,000	2,064,362
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	223,465
Nomura Holdings, Inc. (Japan)
5.59%, 7/2/2027	550,000	562,180
5.78%, 7/3/2034	1,450,000	1,505,884
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	157,052
S&P Global, Inc.
2.70%, 3/1/2029	456,000	426,058
1.25%, 8/15/2030	500,000	421,907
3.25%, 12/1/2049	563,000	417,647
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	814,000	833,398
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	237,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	585,000	548,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	200,012
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	286,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	483,000	494,860
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,176,407
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	1,190,000	1,230,740
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	493,000	534,709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	265,000	306,021
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	550,000	684,103
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	4,380,000	4,542,939
4.88%, 5/15/2045	250,000	236,057
		74,948,857
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	650,000	676,573
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	300,000	295,185
Celanese US Holdings LLC 6.38%, 7/15/2032	300,000	317,113
CF Industries, Inc. 5.15%, 3/15/2034	610,000	608,220
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,155,000	1,082,340
4.63%, 11/15/2029 (a)	195,000	171,543
CVR Partners LP 6.13%, 6/15/2028 (a)	335,000	325,192
Ecolab, Inc. 2.13%, 2/1/2032	75,000	64,226
EIDP, Inc. 4.80%, 5/15/2033	320,000	320,853
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	590,946
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	400,000	402,867
LYB International Finance III LLC 3.38%, 10/1/2040	390,000	300,272
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	172,000	169,786
8.50%, 11/15/2028 (a)	545,000	581,044
9.00%, 2/15/2030 (a)	807,000	866,825
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	188,501
2.95%, 5/13/2030	80,000	73,614
3.95%, 5/13/2050	190,000	149,682
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	1,358,000	1,455,029
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,375,000	1,302,446
4.38%, 2/1/2032	395,000	354,981
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,398,617
4.50%, 6/1/2047	15,000	13,294
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	33,000	28,420
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	350,000	342,264
7.38%, 3/1/2031 (a)	320,000	332,382
		12,412,215
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,032,000	960,838
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	512,808
4.88%, 7/15/2032 (a)	585,000	556,095
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	417,347
Element Fleet Management Corp. (Canada) 6.27%, 6/26/2026 (a)	350,000	357,979
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	705,000	687,377
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	105,000	103,843
5.13%, 12/15/2026 (a)	55,000	54,787
4.00%, 8/1/2028 (a)	735,000	700,638
4.75%, 6/15/2029 (a)	730,000	706,394
6.75%, 1/15/2031 (a)	230,000	240,253
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	156,757
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,185,000	1,127,528
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a)	885,000	837,914
6.25%, 1/15/2028 (a)	1,050,000	1,045,986
Republic Services, Inc. 2.38%, 3/15/2033	200,000	167,519
Stericycle, Inc. 3.88%, 1/15/2029 (a)	335,000	325,289
Waste Management, Inc. 1.50%, 3/15/2031	170,000	141,642
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	885,000	930,241
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	645,000	665,932
		10,697,167
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	305,000	286,274
CommScope LLC 6.00%, 3/1/2026 (a)	472,000	454,300
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	100,594
		841,168
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	844,905	656,914
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	465,000	445,561
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,613,000	1,569,131
MasTec, Inc. 4.50%, 8/15/2028 (a)	635,000	617,991
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Quanta Services, Inc. 5.25%, 8/9/2034	1,830,000	1,843,651
Weekley Homes LLC 4.88%, 9/15/2028 (a)	750,000	727,307
		5,860,555
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	795,000	841,655
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	300,000	258,036
		1,099,691
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,200,885
3.00%, 10/29/2028	1,350,000	1,262,586
3.30%, 1/30/2032	700,000	622,214
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	760,000	784,040
Ally Financial, Inc.
5.75%, 11/20/2025	605,000	606,608
6.70%, 2/14/2033	270,000	277,941
American Express Co.
1.65%, 11/4/2026	480,000	452,494
2.55%, 3/4/2027	540,000	516,805
5.85%, 11/5/2027	270,000	282,300
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (d)	1,325,000	1,361,051
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,085
2.13%, 2/21/2026 (a)	215,000	205,660
2.53%, 11/18/2027 (a)	2,735,000	2,518,990
6.38%, 5/4/2028 (a)	975,000	1,013,492
5.75%, 3/1/2029 (a)	1,680,000	1,720,472
5.75%, 11/15/2029 (a)	5,075,000	5,188,223
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	83,981
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	879,318
4.13%, 8/17/2027	1,350,000	1,312,890
6.80%, 5/12/2028	1,090,000	1,143,537
7.20%, 6/10/2030	550,000	592,030
4.00%, 11/13/2030	250,000	230,480
General Motors Financial Co., Inc.
5.40%, 5/8/2027	75,000	76,373
3.60%, 6/21/2030	1,060,000	984,288
5.75%, 2/8/2031	85,000	87,833
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
2.70%, 6/10/2031	690,000	593,814
5.60%, 6/18/2031	1,350,000	1,381,614
5.95%, 4/4/2034	570,000	589,887
John Deere Capital Corp. 4.70%, 6/10/2030	400,000	408,735
OneMain Finance Corp.
7.13%, 3/15/2026	1,469,000	1,496,813
3.50%, 1/15/2027	354,000	335,582
6.63%, 1/15/2028	440,000	448,475
3.88%, 9/15/2028	780,000	718,291
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.37%), 3.88%, 6/14/2027 (d) (f) (g) (h)	500,000	537,388
		29,975,175
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	61,631
1.80%, 2/10/2031 (a)	2,325,000	1,931,919
2.50%, 2/10/2041 (a)	14,000	9,610
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	952,595
5.88%, 2/15/2028 (a)	1,590,000	1,586,049
3.50%, 3/15/2029 (a)	965,000	893,734
4.88%, 2/15/2030 (a)	20,000	19,547
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,892
3.63%, 5/13/2051 (a)	10,000	7,370
5.62%, 2/12/2054 (a)	200,000	202,841
Kroger Co. (The)
5.00%, 9/15/2034	260,000	259,192
5.50%, 9/15/2054	150,000	147,030
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	901,000	895,866
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (c)	28,033	14,677
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (d)	9,403	26,723
8.00%, 11/15/2026 ‡ (a) (b)	97,000	10
Sysco Corp. 2.40%, 2/15/2030	250,000	223,948
Target Corp.
4.50%, 9/15/2032	200,000	201,182
4.80%, 1/15/2053	550,000	526,844
		7,964,660
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,099,612
Ball Corp.
6.00%, 6/15/2029	435,000	447,593
3.13%, 9/15/2031	480,000	419,660
Berry Global, Inc. 5.80%, 6/15/2031 (a)	3,930,000	4,045,229
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	181,688
Crown Americas LLC
4.25%, 9/30/2026	13,000	12,762
5.25%, 4/1/2030	350,000	349,779
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	106,241
3.50%, 3/15/2028 (a)	180,000	169,609
6.38%, 7/15/2032 (a)	430,000	439,644
LABL, Inc. 6.75%, 7/15/2026 (a)	525,000	522,379
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,310,000	1,354,448
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,005,000	1,007,395
Packaging Corp. of America
4.05%, 12/15/2049	285,000	231,220
3.05%, 10/1/2051	85,000	58,279
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,455,000	1,389,106
Sealed Air Corp.
4.00%, 12/1/2027 (a)	570,000	549,540
6.13%, 2/1/2028 (a)	205,000	208,225
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	593,699
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (j)	450,000	444,352
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,865
		13,660,325
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	800,000	769,050
3.88%, 11/15/2029 (a)	155,000	143,346
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	235,000	241,772
7.75%, 3/15/2031 (a)	938,000	997,055
		2,151,223
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	770,000	760,917
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,367,000	1,432,110
		2,193,027
Diversified REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	568,962
Simon Property Group LP
2.45%, 9/13/2029	500,000	454,820
3.25%, 9/13/2049	31,000	21,997
WP Carey, Inc.
2.40%, 2/1/2031	700,000	601,521
2.25%, 4/1/2033	145,000	116,596
		1,763,896
Diversified Telecommunication Services — 0.6%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	445,000	357,393
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	139,537
AT&T, Inc.
1.65%, 2/1/2028	450,000	410,278
2.55%, 12/1/2033	1,870,000	1,548,850
3.50%, 6/1/2041	260,000	207,440
3.65%, 6/1/2051	1,015,000	753,140
3.50%, 9/15/2053	1,440,000	1,024,446
3.55%, 9/15/2055	2,705,000	1,912,460
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,455,000	1,380,159
4.75%, 3/1/2030 (a)	4,894,000	4,461,022
4.50%, 8/15/2030 (a)	2,079,000	1,854,066
4.25%, 2/1/2031 (a)	2,580,000	2,238,680
4.75%, 2/1/2032 (a)	1,025,000	893,118
4.50%, 6/1/2033 (a)	135,000	112,860
Embarq Corp. 8.00%, 6/1/2036	13,000	5,652
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	234,078
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,089,000	2,005,854
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	425,000	331,500
4.13%, 4/15/2030 (a)	497,625	371,316
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	500,000	525,323
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	279,445
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	129,632
Verizon Communications, Inc.
4.02%, 12/3/2029	684,000	669,854
4.78%, 2/15/2035 (a)	75,000	73,954
3.40%, 3/22/2041	1,215,000	968,415
2.88%, 11/20/2050	75,000	49,476
3.70%, 3/22/2061	30,000	22,092
		22,960,040
Electric Utilities — 2.3%
Alabama Power Co.
3.05%, 3/15/2032	200,000	179,529
5.85%, 11/15/2033	275,000	295,602
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	336,966
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	206,351
2.90%, 6/15/2050	550,000	363,196
5.40%, 6/1/2053	305,000	308,167
5.65%, 6/1/2054	520,000	543,393
Comision Federal de Electricidad (Mexico)
4.69%, 5/15/2029 (h)	500,000	481,719
6.26%, 2/15/2052 (h)	600,000	541,500
Commonwealth Edison Co. 5.30%, 2/1/2053	450,000	444,813
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	38,316
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	795,851
DTE Electric Co.
5.20%, 3/1/2034	500,000	515,903
Series B, 3.25%, 4/1/2051	2,000,000	1,438,227
Series B, 3.65%, 3/1/2052	50,000	38,481
5.40%, 4/1/2053	40,000	40,736
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	444,078
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	445,163
Duke Energy Corp. 5.80%, 6/15/2054	1,470,000	1,504,234
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	247,578
6.20%, 11/15/2053	240,000	268,310
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	88,985
2.75%, 4/1/2050	395,000	252,622
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.40%, 4/1/2053	770,000	767,258
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	641,115
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	128,038
Edison International
5.25%, 11/15/2028	100,000	101,753
5.45%, 6/15/2029	535,000	550,107
6.95%, 11/15/2029	245,000	267,929
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	510,000	535,927
6.90%, 5/23/2053 (a)	640,000	729,774
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	567,105
4.75%, 6/15/2046	2,329,000	2,007,965
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,101,370
2.50%, 7/12/2031 (a) (j)	200,000	170,715
5.50%, 6/26/2034 (a)	3,260,000	3,309,451
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,833
2.65%, 6/15/2051	274,000	168,472
5.75%, 6/1/2054	150,000	155,888
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,120,000	1,140,462
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	66,169
1.60%, 12/15/2030	500,000	418,574
2.90%, 3/15/2051	823,000	527,801
5.70%, 3/15/2054	1,230,000	1,269,600
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	537,667
3.50%, 6/1/2051	20,000	14,513
5.85%, 6/1/2054	715,000	754,404
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	201,740
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	445,979
5.55%, 9/15/2054	789,000	790,530
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	206,193
Eversource Energy
4.60%, 7/1/2027	31,000	30,996
5.45%, 3/1/2028	100,000	102,519
3.38%, 3/1/2032	365,000	326,408
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,509,125
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	903,999
4.55%, 4/1/2049 (a)	1,600,000	1,385,181
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	47,843
5.30%, 4/1/2053	390,000	397,018
Georgia Power Co. 5.25%, 3/15/2034	500,000	515,639
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	200,000	169,625
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	436,117
2.95%, 5/14/2030 (a)	405,000	369,001
5.40%, 6/1/2033 (a)	300,000	306,295
5.65%, 5/9/2034 (a)	1,365,000	1,413,202
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	399,350
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	44,723
5.85%, 9/15/2054	110,000	118,365
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	424,164
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	207,556
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	221,641
Nevada Power Co. 6.00%, 3/15/2054	600,000	640,754
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	433,540
5.00%, 7/15/2032	60,000	60,766
5.25%, 2/28/2053	80,000	77,997
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	620,000	648,273
Northern States Power Co. 2.60%, 6/1/2051	590,000	371,800
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	21,029
2.45%, 12/2/2027 (a)	60,000	55,685
5.75%, 1/15/2028	560,000	560,126
3.38%, 2/15/2029 (a)	790,000	724,960
5.25%, 6/15/2029 (a)	2,120,000	2,095,637
OGE Energy Corp. 5.45%, 5/15/2029	330,000	341,498
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	142,865
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	104,173
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	200,387
4.95%, 9/15/2052	400,000	379,311
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	106,720
4.65%, 8/1/2028	2,200,000	2,184,587
6.10%, 1/15/2029	605,000	632,620
4.55%, 7/1/2030	1,624,000	1,588,161
6.40%, 6/15/2033	860,000	918,949
6.95%, 3/15/2034	1,125,000	1,255,397
5.80%, 5/15/2034	3,025,000	3,113,318
4.20%, 6/1/2041	30,000	24,372
4.25%, 3/15/2046	418,000	329,017
6.75%, 1/15/2053	1,770,000	1,935,680
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,242,832
PG&E Corp.
5.00%, 7/1/2028	1,001,000	980,413
5.25%, 7/1/2030	300,000	293,725
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	1,002,296
Series A-3, 5.54%, 7/15/2047	185,000	193,881
Series A-3, 5.53%, 6/1/2049	1,145,000	1,198,414
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,086
Series A-4, 5.21%, 12/1/2047	40,000	40,506
Series A-5, 5.10%, 6/1/2052	70,000	70,765
PPL Capital Funding, Inc. 5.25%, 9/1/2034	540,000	546,600
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	430,368
5.25%, 5/15/2053	70,000	70,246
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	156,863
Series G, 6.63%, 11/15/2037	725,000	795,885
Series K, 3.15%, 8/15/2051	150,000	101,711
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	519,540
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	681,353
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	47,170	47,052
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	50,381	51,184
Series A2, 5.17%, 5/15/2041	49,000	49,930
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
5.30%, 3/1/2028	719,000	737,382
5.65%, 10/1/2028	600,000	625,557
Series G, 2.50%, 6/1/2031	775,000	679,095
5.45%, 6/1/2031	530,000	551,612
5.95%, 11/1/2032	2,000,000	2,142,485
Series C, 4.13%, 3/1/2048	238,000	196,556
Series 20A, 2.95%, 2/1/2051	430,000	285,052
5.88%, 12/1/2053	1,656,000	1,736,539
5.75%, 4/15/2054	390,000	405,123
Southern Co. (The)
5.50%, 3/15/2029	390,000	405,974
5.70%, 3/15/2034	100,000	105,507
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	131,940
3.25%, 11/1/2051	210,000	139,663
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	65,349
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	263,003	248,374
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	377,729
4.85%, 12/1/2048	232,000	210,876
5.50%, 4/15/2053	115,000	114,562
Union Electric Co.
5.20%, 4/1/2034	400,000	410,077
5.45%, 3/15/2053	555,000	559,460
5.25%, 1/15/2054	1,450,000	1,425,412
Virginia Electric and Power Co.
5.70%, 8/15/2053	730,000	755,827
5.55%, 8/15/2054	365,000	370,863
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	64,863
5.63%, 2/15/2027 (a)	1,715,000	1,712,420
5.00%, 7/31/2027 (a)	420,000	415,714
4.38%, 5/1/2029 (a)	275,000	263,273
7.75%, 10/15/2031 (a)	1,980,000	2,106,760
6.00%, 4/15/2034 (a)	4,405,000	4,603,472
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	64,564
		87,095,171
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 3/15/2033	400,000	388,848
EnerSys 4.38%, 12/15/2027 (a)	630,000	615,414
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — continued
Regal Rexnord Corp.
6.30%, 2/15/2030	57,000	60,195
6.40%, 4/15/2033	79,000	83,836
Sensata Technologies BV 4.00%, 4/15/2029 (a)	700,000	659,076
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	365,000	350,382
		2,157,751
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,165,000	1,126,537
Corning, Inc. 3.90%, 11/15/2049	75,000	60,201
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	855,000	885,018
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	255,000	240,801
		2,312,557
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	173,000	174,257
6.25%, 4/1/2028 (a)	600,000	602,534
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	380,204
4.08%, 12/15/2047	350,000	290,945
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	780,629
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	496,890	470,386
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	560,000	566,523
Noble Finance II LLC 8.00%, 4/15/2030 (a)	320,000	331,793
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	561,000	559,141
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	210,350
Transocean, Inc. 8.75%, 2/15/2030 (a)	374,000	395,070
USA Compression Partners LP 6.88%, 9/1/2027	905,000	912,044
Valaris Ltd. 8.38%, 4/30/2030 (a)	575,000	599,860
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	500,000	524,500
		6,798,236
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	295,000	295,501
5.25%, 7/15/2028 (a)	390,000	383,106
7.00%, 8/1/2032 (a)	395,000	409,997
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,989
6.50%, 5/15/2027 (a)	1,395,000	1,419,023
4.75%, 10/15/2027 (a)	365,000	355,556
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	112,765
5.60%, 6/12/2034	3,075,000	3,175,000
Walt Disney Co. (The) 6.65%, 11/15/2037	170,000	198,033
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	3,017,838
4.28%, 3/15/2032	5,910,000	5,166,232
5.05%, 3/15/2042	2,965,000	2,375,957
5.14%, 3/15/2052	610,000	463,965
		17,374,962
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	690,000	622,845
6.50%, 5/15/2032 (a)	3,499,000	3,628,509
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,231,519
Fiserv, Inc.
3.20%, 7/1/2026	170,000	165,984
5.35%, 3/15/2031	300,000	310,962
Global Payments, Inc. 3.20%, 8/15/2029	160,000	148,390
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,080,000	1,078,055
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (d)	350,000	344,392
5.13%, 7/29/2029 (a)	771,000	786,491
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	417,000	459,336
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,024,149
PayPal Holdings, Inc. 5.05%, 6/1/2052	100,000	97,287
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,041,576
3.63%, 3/1/2029 (a)	410,000	380,573
Shell International Finance BV
2.88%, 11/26/2041	620,000	461,205
3.63%, 8/21/2042	200,000	163,962
3.75%, 9/12/2046	141,000	113,506
3.00%, 11/26/2051	670,000	458,850
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	251,000	258,948
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	267,363
Visa, Inc. 2.70%, 4/15/2040	300,000	229,913
		13,273,815
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	210,000
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	340,902
Campbell Soup Co. 4.15%, 3/15/2028	170,000	168,519
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	132,538
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	49,740
6.00%, 6/15/2030 (a)	850,000	860,404
General Mills, Inc. 4.15%, 2/15/2043	200,000	173,696
JBS USA Holding Lux SARL
3.75%, 12/1/2031	305,000	276,430
3.00%, 5/15/2032	910,000	777,718
6.75%, 3/15/2034 (a)	233,000	255,445
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	795,000	740,014
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,000,000	982,819
6.25%, 2/15/2032 (a)	158,000	162,031
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	805,000	721,202
		5,851,458
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	42,000	41,876
5.88%, 8/20/2026	540,000	534,060
5.75%, 5/20/2027	305,000	297,913
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	53,644
5.75%, 10/15/2052	185,000	196,647
6.20%, 11/15/2053	630,000	711,243
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	33,950
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	92,815
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	355,531
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	495,000	463,117
		2,780,796
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	600,000	586,247
4.75%, 4/1/2028 (a)	95,000	88,092
5.38%, 3/1/2029 (a)	55,000	50,393
8.00%, 2/15/2031 (a)	525,000	522,013
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	280,375
3.55%, 2/15/2050	708,000	549,868
5.20%, 4/15/2054	850,000	854,165
5.50%, 3/15/2055	3,280,000	3,433,018
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,044,411
3.10%, 12/2/2051	250,000	173,928
CSX Corp. 4.50%, 11/15/2052	810,000	729,411
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	200,000	205,049
5.20%, 10/30/2034 (a)	100,000	102,352
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	278,074
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	675,049
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	42,187
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	376,000	359,904
5.25%, 7/1/2029 (a)	1,200,000	1,224,095
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	528,549
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	997,517
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	435,000	443,684
Union Pacific Corp.
2.40%, 2/5/2030	560,000	509,342
3.50%, 2/14/2053	120,000	90,825
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	336,673
7.13%, 6/1/2031 (a)	1,060,000	1,107,373
		15,212,594
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	293,515
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	561,000	545,948
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,245,552
3.13%, 12/1/2051	500,000	334,175
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	195,982
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Boston Scientific Corp. 6.50%, 11/15/2035 (j)	700,000	799,007
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	206,931
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	558,742
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,485,000	2,347,252
6.25%, 4/1/2029 (a)	578,000	595,817
5.25%, 10/1/2029 (a)	55,000	54,017
Solventum Corp. 5.60%, 3/23/2034 (a)	700,000	713,633
Teleflex, Inc. 4.25%, 6/1/2028 (a)	360,000	345,966
		8,236,537
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	936,000	928,824
5.00%, 4/15/2029 (a)	175,000	170,526
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	77,564
Aetna, Inc.
4.13%, 11/15/2042	320,000	261,258
4.75%, 3/15/2044	200,000	175,799
Cencora, Inc. 5.13%, 2/15/2034	770,000	783,177
Cigna Group (The)
2.38%, 3/15/2031	135,000	117,350
5.13%, 5/15/2031	470,000	482,138
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,478
2.78%, 10/1/2030	13,000	11,654
3.91%, 10/1/2050	15,000	11,915
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	130,891
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	1,090,000	1,054,844
CVS Health Corp.
4.30%, 3/25/2028	737,000	728,122
5.13%, 2/21/2030	265,000	269,174
5.25%, 2/21/2033	470,000	472,820
5.63%, 2/21/2053	1,000,000	957,200
DaVita, Inc. 4.63%, 6/1/2030 (a)	835,000	787,321
Encompass Health Corp.
4.50%, 2/1/2028	180,000	175,980
4.75%, 2/1/2030	1,080,000	1,047,110
4.63%, 4/1/2031	75,000	71,017
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	36,620
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
4.50%, 2/15/2027	580,000	577,766
5.63%, 9/1/2028	3,750,000	3,867,627
3.50%, 9/1/2030	4,512,000	4,206,891
2.38%, 7/15/2031	1,130,000	961,929
5.60%, 4/1/2034	910,000	935,152
5.45%, 9/15/2034	715,000	724,213
5.50%, 6/15/2047	300,000	290,081
5.25%, 6/15/2049	865,000	802,865
3.50%, 7/15/2051	30,000	21,035
4.63%, 3/15/2052	960,000	812,292
6.00%, 4/1/2054	910,000	938,888
5.95%, 9/15/2054	1,300,000	1,328,919
Memorial Health Services 3.45%, 11/1/2049	530,000	412,327
MultiCare Health System 2.80%, 8/15/2050	10,000	6,267
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	7,416
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	3,022
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	93,254
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	617,000	408,055
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,100,000	1,001,004
Quest Diagnostics, Inc.
4.60%, 12/15/2027	250,000	251,566
4.63%, 12/15/2029	800,000	802,211
2.95%, 6/30/2030	55,000	50,440
6.40%, 11/30/2033	580,000	638,321
5.00%, 12/15/2034	3,055,000	3,037,517
Sutter Health 5.55%, 8/15/2053	150,000	160,098
Tenet Healthcare Corp.
5.13%, 11/1/2027	905,000	897,125
4.63%, 6/15/2028	1,040,000	1,016,249
4.25%, 6/1/2029	4,203,000	4,033,144
4.38%, 1/15/2030	875,000	836,548
6.13%, 6/15/2030	985,000	999,964
6.75%, 5/15/2031	740,000	767,174
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	840,528
4.63%, 11/15/2041	232,000	218,626
3.25%, 5/15/2051	485,000	349,664
5.88%, 2/15/2053	395,000	427,042
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
5.05%, 4/15/2053	1,400,000	1,356,078
5.38%, 4/15/2054	2,595,000	2,623,503
		45,468,583
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	41,593
5.15%, 4/15/2053	30,000	27,579
Healthcare Realty Holdings LP 3.10%, 2/15/2030	700,000	636,834
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	57,936
3.00%, 1/15/2030	87,000	80,221
Sabra Health Care LP 3.20%, 12/1/2031	120,000	104,082
Ventas Realty LP
3.25%, 10/15/2026	650,000	630,348
5.63%, 7/1/2034	1,016,000	1,052,070
		2,630,663
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	198,554
6.50%, 5/15/2030 (a)	510,000	529,113
		727,667
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	382,046
7.25%, 7/15/2028 (a)	985,000	1,024,278
		1,406,324
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	49,915
4.00%, 10/15/2030 (a)	290,000	265,635
Acushnet Co. 7.38%, 10/15/2028 (a)	730,000	765,600
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	952,000	913,753
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	285,000	291,053
4.63%, 10/15/2029 (a)	1,405,000	1,329,002
7.00%, 2/15/2030 (a)	655,000	678,297
6.50%, 2/15/2032 (a)	918,000	943,365
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	561,855
4.00%, 8/1/2028 (a)	1,000,000	952,500
10.50%, 6/1/2030 (a)	390,000	423,286
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	1,425,000	1,541,663
Cedar Fair LP
6.50%, 10/1/2028	933,000	944,740
5.25%, 7/15/2029	250,000	246,383
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,931
5.75%, 5/1/2028 (a)	285,000	285,497
3.75%, 5/1/2029 (a)	345,000	324,527
4.88%, 1/15/2030	1,220,000	1,197,170
Marriott International, Inc. 5.35%, 3/15/2035	1,140,000	1,153,704
McDonald's Corp.
5.15%, 9/9/2052	1,757,000	1,707,880
5.45%, 8/14/2053	1,530,000	1,549,100
MGM Resorts International
4.63%, 9/1/2026	355,000	350,195
5.50%, 4/15/2027	726,000	725,920
6.50%, 4/15/2032	690,000	694,933
Royal Caribbean Cruises Ltd.
5.38%, 7/15/2027 (a)	805,000	806,376
7.25%, 1/15/2030 (a)	1,270,000	1,342,592
6.25%, 3/15/2032 (a)	285,000	294,325
6.00%, 2/1/2033 (a)	439,000	449,706
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	255,000	264,461
6.63%, 5/1/2032 (a)	376,000	387,009
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	137,000	136,917
Starbucks Corp.
4.90%, 2/15/2031	350,000	358,600
4.80%, 2/15/2033	350,000	355,709
3.35%, 3/12/2050	5,000	3,590
Station Casinos LLC 4.50%, 2/15/2028 (a)	700,000	671,839
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	923,000	959,408
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	124,169
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	875,000	872,602
5.50%, 1/15/2026 (a)	895,000	883,812
5.63%, 8/26/2028 (a)	200,000	190,600
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,905,000	1,863,869
7.13%, 2/15/2031 (a)	985,000	1,045,414
Yum! Brands, Inc. 4.63%, 1/31/2032	1,025,000	971,462
		29,903,364
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	605,000	599,893
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	1,610,000	1,604,312
6.63%, 9/15/2029	950,000	948,540
6.87%, 4/1/2036 (j)	310,000	294,786
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	970,000	899,472
		4,347,003
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	143,185
4.13%, 10/15/2030	755,000	693,713
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	950,000	915,598
4.38%, 3/31/2029 (a)	275,000	258,532
		2,011,028
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	548,000	544,763
4.50%, 2/15/2028 (a)	260,000	252,161
5.13%, 3/15/2028 (a)	425,000	414,713
Constellation Energy Generation LLC
6.25%, 10/1/2039	85,000	92,295
5.75%, 10/1/2041	1,120,000	1,138,214
5.60%, 6/15/2042	215,000	214,723
6.50%, 10/1/2053	2,115,000	2,343,154
5.75%, 3/15/2054	1,504,000	1,517,630
		6,517,653
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	659,692
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	128,267
4.75%, 6/15/2033	640,000	639,835
5.25%, 3/15/2054	596,000	591,095
		1,359,197
Insurance — 0.4%
Alleghany Corp. 3.25%, 8/15/2051	50,000	35,921
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	1,800,000	1,796,484
Aon Corp. 5.35%, 2/28/2033	165,000	170,135
Aon North America, Inc. 5.75%, 3/1/2054	350,000	362,424
Athene Global Funding
1.45%, 1/8/2026 (a)	370,000	353,333
2.95%, 11/12/2026 (a)	44,000	42,338
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	128,854
3.85%, 3/15/2052	715,000	588,465
Cincinnati Financial Corp. 6.13%, 11/1/2034	200,000	213,708
CNA Financial Corp. 5.13%, 2/15/2034	280,000	282,087
CNO Global Funding 5.88%, 6/4/2027 (a)	1,000,000	1,024,622
Corebridge Global Funding
5.90%, 9/19/2028 (a)	140,000	146,044
5.20%, 6/24/2029 (a)	2,345,000	2,410,198
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	23,487
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	890,000	907,868
F&G Global Funding
1.75%, 6/30/2026 (a)	10,000	9,393
5.88%, 6/10/2027 (a)	800,000	813,680
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	139,000	138,416
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	17,724
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	500,000	526,346
High Street Funding Trust I 4.11%, 2/15/2028 (a)	641,000	619,561
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,788
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	305,000	312,117
MetLife, Inc.
4.13%, 8/13/2042	329,000	285,548
5.00%, 7/15/2052	350,000	337,049
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	880,000	902,423
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (a)	300,000	308,943
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	48,917
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	50,000	42,341
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	654,391
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	135,000	137,507
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	27,000	21,872
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	476,291
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	178,700
Principal Financial Group, Inc. 3.70%, 5/15/2029	235,000	226,975
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	407,955
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	563,659
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	31,430
3.91%, 12/7/2047	250,000	201,343
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	436,659
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	677,964
W R Berkley Corp. 3.55%, 3/30/2052	45,000	32,890
		16,937,850
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	2,355,000	2,482,272
5.40%, 8/15/2054	1,640,000	1,672,552
		4,154,824
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	550,000	502,582
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	159,185
IBM International Capital Pte. Ltd. 5.30%, 2/5/2054	3,410,000	3,357,419
Twilio, Inc. 3.63%, 3/15/2029	510,000	471,169
		4,490,355
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	730,000	737,300
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,339
		751,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.0% ^
Danaher Corp. 2.80%, 12/10/2051	300,000	199,860
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,330,000	1,397,484
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	746,842
Hillenbrand, Inc. 3.75%, 3/1/2031	984,000	873,904
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,956
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	89,441
4.25%, 9/15/2027	300,000	298,447
Terex Corp. 5.00%, 5/15/2029 (a)	275,000	266,999
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	630,000	660,173
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	690,444
Xylem, Inc. 1.95%, 1/30/2028	30,000	27,666
		5,064,356
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	472,980	459,264
Media — 1.2%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,615,000	1,427,151
2.30%, 2/1/2032	1,250,000	998,510
6.65%, 2/1/2034	5,700,000	5,936,572
6.55%, 6/1/2034	1,190,000	1,232,706
3.50%, 6/1/2041	85,000	59,234
3.50%, 3/1/2042	985,000	678,038
3.70%, 4/1/2051	40,000	25,380
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,662,000	1,623,628
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,040,508
4.25%, 10/15/2030	1,344,000	1,328,839
1.50%, 2/15/2031	450,000	374,154
5.30%, 6/1/2034	540,000	559,797
3.90%, 3/1/2038	515,000	456,387
3.25%, 11/1/2039	813,000	650,784
2.80%, 1/15/2051	4,090,000	2,645,514
2.89%, 11/1/2051	1,520,000	995,024
4.05%, 11/1/2052	500,000	406,175
5.35%, 5/15/2053	2,585,000	2,587,694
2.94%, 11/1/2056	3,348,000	2,129,611
2.99%, 11/1/2063	800,000	494,172
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	470,000	361,378
6.50%, 2/1/2029 (a)	1,570,000	1,184,975
4.50%, 11/15/2031 (a)	200,000	133,012
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	925,712
DISH DBS Corp.
5.88%, 11/15/2024	1,356,000	1,316,239
5.25%, 12/1/2026 (a)	175,000	149,909
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,658,840
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	550,000	549,474
Gray Television, Inc.
10.50%, 7/15/2029 (a)	720,000	738,989
4.75%, 10/15/2030 (a)	100,000	56,940
5.38%, 11/15/2031 (a)	135,000	77,327
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,200,000	1,007,837
8.38%, 5/1/2027	25,000	11,384
5.25%, 8/15/2027 (a)	260,000	162,631
Lamar Media Corp.
3.75%, 2/15/2028	215,000	205,994
4.00%, 2/15/2030	600,000	560,225
News Corp. 3.88%, 5/15/2029 (a)	685,000	644,209
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	785,000	767,107
4.75%, 11/1/2028 (a)	565,000	527,894
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	461,000	457,795
7.38%, 2/15/2031 (a)	455,000	483,616
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	174,077
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	82,311
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	105,845
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	107,526
4.00%, 7/15/2028 (a)	3,820,000	3,577,988
5.50%, 7/1/2029 (a)	160,000	155,721
4.13%, 7/1/2030 (a)	792,000	710,886
Stagwell Global LLC 5.63%, 8/15/2029 (a)	520,000	492,946
TEGNA, Inc.
4.63%, 3/15/2028	548,000	515,073
5.00%, 9/15/2029	1,007,000	935,304
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	695,000	703,156
7.38%, 6/30/2030 (a)	730,000	700,683
		47,892,881
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	920,000	917,986
6.13%, 5/15/2028 (a)	500,000	506,448
ATI, Inc.
5.88%, 12/1/2027	460,000	460,888
7.25%, 8/15/2030	250,000	265,478
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	101,292
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	642,068
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	795,758
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	635,000	633,728
4.63%, 3/1/2029 (a)	310,000	290,710
6.75%, 4/15/2030 (a)	780,000	790,789
7.00%, 3/15/2032 (a)	160,000	160,681
Corp. Nacional del Cobre de Chile (Chile)
6.44%, 1/26/2036 (a)	237,000	254,108
6.30%, 9/8/2053 (a)	200,000	207,937
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	231,000	228,485
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,015
6.13%, 10/6/2028 (a)	2,000,000	2,089,120
2.50%, 9/1/2030 (a)	37,000	32,508
2.85%, 4/27/2031 (a)	435,000	380,822
5.63%, 4/4/2034 (a)	4,520,000	4,602,502
Newmont Corp. 5.75%, 11/15/2041 (a)	300,000	312,668
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	20,171
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	324,677
Steel Dynamics, Inc. 5.38%, 8/15/2034	680,000	689,654
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,223
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	20,000	18,671
6.13%, 6/12/2033	365,000	382,246
6.40%, 6/28/2054	1,089,000	1,110,780
		16,407,413
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	959,378
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,030,000	1,072,151
		2,031,529
Multi-Utilities — 0.6%
Ameren Corp.
1.95%, 3/15/2027	20,000	18,740
3.50%, 1/15/2031	1,541,000	1,432,607
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	758,411
5.55%, 7/1/2054	650,000	670,090
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	191,200
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	203,431
Series A, 4.13%, 5/15/2049	491,000	407,123
4.63%, 12/1/2054	1,220,000	1,089,388
Consumers Energy Co.
4.63%, 5/15/2033	365,000	362,649
3.95%, 5/15/2043	1,610,000	1,366,896
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	410,000	436,131
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	630,000	656,133
DTE Energy Co.
4.95%, 7/1/2027	450,000	454,882
4.88%, 6/1/2028	500,000	505,525
Engie SA (France)
5.25%, 4/10/2029 (a)	715,000	732,396
5.63%, 4/10/2034 (a)	935,000	969,462
NiSource, Inc.
5.25%, 3/30/2028	275,000	281,136
5.20%, 7/1/2029	650,000	665,534
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	51,067
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200,000	205,614
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	142,340
5.45%, 6/1/2053	30,000	30,295
5.69%, 6/15/2054	2,377,000	2,473,580
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	357,045
2.95%, 8/15/2051	170,000	116,334
5.35%, 4/1/2053	3,200,000	3,195,869
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	1,960,000	1,979,733
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	1,160,000	1,226,134
4.40%, 5/30/2047	100,000	84,643
Series 21A, 3.15%, 9/30/2051	710,000	470,206
WEC Energy Group, Inc. 5.60%, 9/12/2026	270,000	275,413
		21,810,007
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	90,126
Oil, Gas & Consumable Fuels — 3.2%
6297782 LLC (Canada)
4.91%, 9/1/2027 (a)	215,000	215,451
5.03%, 10/1/2029 (a)	250,000	249,447
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	219,805
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	430,000	428,329
5.75%, 1/15/2028 (a)	530,000	530,149
5.38%, 6/15/2029 (a)	485,000	479,194
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,058,692
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	855,000	878,554
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,014,000	1,080,506
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	849,741
7.00%, 7/15/2029 (a)	216,000	224,675
7.25%, 7/15/2032 (a)	160,000	167,757
BP Capital Markets America, Inc.
2.72%, 1/12/2032	557,000	490,369
4.81%, 2/13/2033	3,760,000	3,761,010
4.89%, 9/11/2033	710,000	713,947
3.06%, 6/17/2041	230,000	175,302
3.00%, 2/24/2050	174,000	118,943
2.94%, 6/4/2051	567,000	380,293
3.00%, 3/17/2052	1,085,000	734,092
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	155,000	151,841
Buckeye Partners LP
3.95%, 12/1/2026	795,000	772,371
4.13%, 12/1/2027	175,000	167,852
California Resources Corp. 7.13%, 2/1/2026 (a)	126,000	126,490
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,964
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,732,436
4.00%, 3/1/2031	3,000,000	2,829,627
5.75%, 8/15/2034 (a)	3,945,000	4,084,436
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	650,000	651,412
6.75%, 4/15/2029 (a)	1,175,000	1,192,558
Chord Energy Corp. 6.38%, 6/1/2026 (a)	730,000	734,095
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	305,737
8.63%, 11/1/2030 (a)	1,040,000	1,130,483
8.75%, 7/1/2031 (a)	1,467,000	1,583,153
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	360,000	380,097
6.50%, 8/15/2043 (a)	210,000	228,265
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	1,165,000	1,145,940
5.88%, 1/15/2030 (a)	35,000	33,090
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	783,166
5.55%, 3/15/2054	2,340,000	2,405,058
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	29,405
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,495,000	1,585,213
Devon Energy Corp. 5.75%, 9/15/2054	770,000	747,204
Diamondback Energy, Inc.
5.40%, 4/18/2034	452,000	460,063
5.75%, 4/18/2054	584,000	584,238
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,180,000	1,120,988
4.38%, 6/15/2031 (a)	180,000	169,134
4.30%, 4/15/2032 (a)	80,000	74,227
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	257,000	260,295
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	970,000	1,000,836
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	1,025,000	1,123,410
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	415,000	427,796
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,074,700
4.15%, 9/15/2029	1,150,000	1,122,119
5.75%, 2/15/2033	450,000	467,959
5.95%, 5/15/2054	1,000,000	1,009,711
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	1,660,000	1,706,636
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	151,328
EnLink Midstream LLC 5.38%, 6/1/2029	947,000	963,920
EnLink Midstream Partners LP
4.85%, 7/15/2026	645,000	643,044
5.60%, 4/1/2044	404,000	381,888
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	595,625
5.55%, 2/16/2055	2,285,000	2,324,923
EQM Midstream Partners LP
4.13%, 12/1/2026	420,000	412,525
7.50%, 6/1/2027 (a)	1,245,000	1,283,051
6.50%, 7/1/2027 (a)	405,000	415,122
5.50%, 7/15/2028	365,000	367,436
4.50%, 1/15/2029 (a)	215,000	208,358
4.75%, 1/15/2031 (a)	335,000	321,867
Exxon Mobil Corp.
4.23%, 3/19/2040	750,000	688,974
3.10%, 8/16/2049	720,000	517,942
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	12,911
4.32%, 12/30/2039 (a)	20,000	15,618
Genesis Energy LP
8.00%, 1/15/2027	385,000	394,207
7.75%, 2/1/2028	630,000	641,237
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	462,852
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	364,000	350,350
Greensaif Pipelines Bidco SARL (Saudi Arabia) 6.51%, 2/23/2042 (a)	400,000	427,375
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	950,000	964,979
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	530,000	557,165
Hess Corp. 4.30%, 4/1/2027	1,350,000	1,340,763
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	104,712
5.50%, 10/15/2030 (a)	275,000	272,444
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,729,000	1,715,794
Kinder Morgan, Inc.
5.05%, 2/15/2046	550,000	499,369
3.25%, 8/1/2050	1,000,000	669,704
5.95%, 8/1/2054	1,245,000	1,267,607
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,123,116
5.88%, 6/15/2030 (a)	3,594,000	3,605,544
Marathon Oil Corp. 5.70%, 4/1/2034	1,513,000	1,596,380
Matador Resources Co. 6.50%, 4/15/2032 (a)	860,000	872,801
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	425,798
MPLX LP
2.65%, 8/15/2030	470,000	420,068
5.50%, 6/1/2034	2,430,000	2,472,438
4.95%, 3/14/2052	55,000	48,673
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	273,000	279,202
8.38%, 2/15/2032 (a)	428,000	440,466
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	621,945
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	885,000	913,761
NuStar Logistics LP
5.75%, 10/1/2025	250,000	249,955
5.63%, 4/28/2027	395,000	396,056
6.38%, 10/1/2030	925,000	966,377
Occidental Petroleum Corp.
5.20%, 8/1/2029	205,000	207,877
5.38%, 1/1/2032	330,000	334,872
5.55%, 10/1/2034	550,000	558,871
6.20%, 3/15/2040	1,255,000	1,311,593
Ovintiv, Inc. 6.25%, 7/15/2033	874,000	922,764
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	314,758
5.88%, 7/1/2029 (a)	910,000	910,104
9.88%, 7/15/2031 (a)	275,000	307,988
7.00%, 1/15/2032 (a)	370,000	388,134
6.25%, 2/1/2033 (a)	283,000	290,189
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	295,689
5.35%, 2/12/2028	300,000	273,507
5.95%, 1/28/2031	500,000	413,595
10.00%, 2/7/2033	1,100,000	1,124,750
7.69%, 1/23/2050	1,900,000	1,410,180
Phillips 66 4.65%, 11/15/2034	330,000	319,346
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,029,648
Raizen Fuels Finance SA (Brazil) 6.45%, 3/5/2034 (a)	245,000	257,203
Range Resources Corp.
4.88%, 5/15/2025	45,000	44,759
8.25%, 1/15/2029	1,275,000	1,321,476
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	378,790
4.95%, 7/15/2029 (a)	465,000	444,425
4.80%, 5/15/2030 (a)	440,000	408,442
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	36,000	36,020
5.00%, 3/15/2027	1,225,000	1,233,422
4.50%, 5/15/2030	894,000	884,658
SM Energy Co.
6.75%, 9/15/2026	250,000	250,234
6.63%, 1/15/2027	605,000	605,902
6.75%, 8/1/2029 (a)	305,000	309,760
7.00%, 8/1/2032 (a)	262,000	268,411
Southwestern Energy Co.
5.70%, 1/23/2025 (j)	2,000	1,996
8.38%, 9/15/2028	305,000	313,422
5.38%, 2/1/2029	1,215,000	1,199,484
5.38%, 3/15/2030	370,000	366,771
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	92,729
Sunoco LP
6.00%, 4/15/2027	185,000	185,268
5.88%, 3/15/2028	430,000	430,419
7.00%, 5/1/2029 (a)	200,000	208,337
4.50%, 5/15/2029	180,000	172,819
4.50%, 4/30/2030	815,000	774,413
7.25%, 5/1/2032 (a)	480,000	507,674
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	395,000	393,884
5.50%, 1/15/2028 (a)	55,000	53,068
7.38%, 2/15/2029 (a)	330,000	337,264
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
6.00%, 12/31/2030 (a)	865,000	824,910
6.00%, 9/1/2031 (a)	40,000	37,908
Targa Resources Corp. 5.50%, 2/15/2035	1,465,000	1,487,417
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	204,685
3.46%, 7/12/2049	424,000	320,356
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	2,530,000	2,610,369
5.64%, 4/5/2064	2,705,000	2,808,666
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,603,378
5.85%, 3/15/2036	1,000,000	1,041,314
4.75%, 5/15/2038	500,000	474,420
5.10%, 3/15/2049	48,000	45,721
Valero Energy Corp. 2.15%, 9/15/2027	25,000	23,403
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	538,869
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,280,000	3,434,987
9.50%, 2/1/2029 (a)	1,355,000	1,527,002
7.00%, 1/15/2030 (a)	420,000	429,386
8.38%, 6/1/2031 (a)	415,000	440,524
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	414,930
7.88%, 4/15/2032 (a)	450,000	460,705
Williams Cos., Inc. (The) 5.80%, 11/15/2054	2,000,000	2,042,447
		124,247,243
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	959,583	954,614
7.25%, 2/15/2028 (a)	225,000	226,399
5.75%, 4/20/2029 (a)	1,375,000	1,347,816
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	24,371	24,292
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	730,000	721,510
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	945,000	953,769
United Airlines Holdings, Inc. 4.88%, 1/15/2025	16,000	15,920
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	6,665	6,042
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
United Airlines, Inc. 4.63%, 4/15/2029 (a)	695,000	661,571
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	480,000	448,887
		5,360,820
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	545,000	540,627
4.13%, 4/1/2029 (a)	70,000	66,342
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	258,000	234,661
Kenvue, Inc. 5.10%, 3/22/2043	300,000	302,215
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030 (j)	765,000	739,348
		1,883,193
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC (United Kingdom) 4.88%, 3/3/2033	500,000	513,207
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	370,000	315,096
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	237,235
8.50%, 1/31/2027 (a)	88,000	65,120
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,357,000	1,306,269
5.75%, 8/15/2027 (a)	30,000	24,300
4.88%, 6/1/2028 (a)	280,000	209,160
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	535,476
5.20%, 2/22/2034	1,760,000	1,825,568
4.13%, 6/15/2039	629,000	569,659
2.35%, 11/13/2040	480,000	334,037
3.70%, 3/15/2052	975,000	747,637
5.55%, 2/22/2054	4,635,000	4,784,995
3.90%, 3/15/2062	180,000	137,305
6.40%, 11/15/2063	520,000	595,556
5.65%, 2/22/2064	2,720,000	2,803,636
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	722,161
Merck & Co., Inc.
5.00%, 5/17/2053	235,000	231,370
2.90%, 12/10/2061	605,000	378,149
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	669,213
5.13%, 4/30/2031 (a)	750,000	702,408
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	542,904
5.30%, 5/19/2053	1,275,000	1,281,264
5.34%, 5/19/2063	4,350,000	4,317,055
Pfizer, Inc. 4.40%, 5/15/2044	500,000	464,819
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	1,620,000	1,715,628
4.99%, 3/8/2034 (a)	380,000	391,647
Royalty Pharma plc 1.20%, 9/2/2025	166,000	159,970
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,019,059
5.30%, 7/5/2034	2,455,000	2,519,701
3.03%, 7/9/2040	400,000	302,145
5.65%, 7/5/2044	707,000	728,635
3.18%, 7/9/2050	743,000	516,260
5.65%, 7/5/2054	1,400,000	1,429,512
Zoetis, Inc.
2.00%, 5/15/2030	435,000	379,647
5.60%, 11/16/2032	214,000	225,572
		33,701,375
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	300,000	318,538
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	196,936
Residential REITs — 0.1%
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	31,192
Camden Property Trust
5.85%, 11/3/2026	400,000	412,577
3.15%, 7/1/2029	130,000	122,565
ERP Operating LP 3.25%, 8/1/2027	191,000	185,557
Essex Portfolio LP
2.65%, 3/15/2032	535,000	459,216
5.50%, 4/1/2034	1,160,000	1,190,639
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	98,782
UDR, Inc.
2.10%, 8/1/2032	45,000	36,558
5.13%, 9/1/2034	360,000	358,624
		2,895,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,206
5.60%, 10/15/2033	100,000	102,819
5.50%, 6/15/2034	220,000	225,002
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,632
3.25%, 1/15/2031	579,000	531,767
2.70%, 2/15/2032	780,000	673,212
5.38%, 9/1/2054	450,000	443,814
Regency Centers LP 3.70%, 6/15/2030	685,000	652,552
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	150,000	148,585
3.25%, 10/28/2025 (a)	160,000	156,981
		3,016,570
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,255,000	1,262,266
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	750,000	800,029
Broadcom, Inc.
2.45%, 2/15/2031 (a)	900,000	785,282
3.14%, 11/15/2035 (a)	1,465,000	1,224,723
Entegris, Inc.
4.38%, 4/15/2028 (a)	460,000	441,851
3.63%, 5/1/2029 (a)	180,000	165,729
5.95%, 6/15/2030 (a)	690,000	699,356
Foundry JV Holdco LLC 6.15%, 1/25/2032 (a)	1,160,000	1,194,402
Intel Corp. 5.70%, 2/10/2053	921,000	880,798
KLA Corp.
4.65%, 7/15/2032	440,000	444,343
5.00%, 3/15/2049	100,000	97,212
3.30%, 3/1/2050	280,000	207,014
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	573,146
2.95%, 4/15/2031	85,000	75,945
Micron Technology, Inc. 2.70%, 4/15/2032	400,000	342,688
NVIDIA Corp. 3.50%, 4/1/2040	100,000	86,574
NXP BV (China)
3.25%, 5/11/2041	270,000	202,848
3.13%, 2/15/2042	330,000	240,494
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	54,285
4.50%, 5/20/2052	415,000	375,270
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Synaptics, Inc. 4.00%, 6/15/2029 (a)	485,000	453,970
Texas Instruments, Inc.
5.15%, 2/8/2054	680,000	687,699
5.05%, 5/18/2063	1,931,000	1,898,843
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	838,800
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	342,262
		14,375,829
Software — 0.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	247,138
Elastic NV 4.13%, 7/15/2029 (a)	695,000	647,527
Intuit, Inc. 5.50%, 9/15/2053	580,000	610,345
Microsoft Corp.
1.35%, 9/15/2030	230,000	197,875
2.50%, 9/15/2050	300,000	197,223
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,145,000	1,131,635
5.13%, 4/15/2029 (a)	270,000	264,776
Oracle Corp.
2.65%, 7/15/2026	583,000	562,920
2.30%, 3/25/2028	15,000	13,921
2.88%, 3/25/2031	750,000	671,129
3.65%, 3/25/2041	115,000	91,857
3.95%, 3/25/2051	375,000	289,975
4.38%, 5/15/2055	305,000	250,559
RingCentral, Inc. 8.50%, 8/15/2030 (a)	705,000	753,319
Roper Technologies, Inc.
1.75%, 2/15/2031	355,000	295,952
4.75%, 2/15/2032	440,000	439,612
4.90%, 10/15/2034	1,720,000	1,704,326
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	980,000	978,988
VMware LLC 4.65%, 5/15/2027	285,000	285,418
Workday, Inc. 3.70%, 4/1/2029	172,000	166,211
		9,800,706
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	79,722
5.20%, 2/15/2029	600,000	613,416
5.90%, 11/15/2033	100,000	106,112
2.95%, 1/15/2051	25,000	16,514
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	258,880
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
Equinix, Inc. 3.90%, 4/15/2032	280,000	263,744
Extra Space Storage LP 2.20%, 10/15/2030	88,000	76,010
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	455,000	446,749
5.00%, 7/15/2028 (a)	1,305,000	1,280,818
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	76,966
5.10%, 8/1/2033	304,000	311,089
SBA Communications Corp. 3.13%, 2/1/2029	930,000	855,802
		4,385,822
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	287,002
4.63%, 11/15/2029 (a)	625,000	595,040
AutoZone, Inc.
1.65%, 1/15/2031	500,000	417,319
5.40%, 7/15/2034	500,000	512,230
Bath & Body Works, Inc.
7.50%, 6/15/2029	923,000	954,215
6.88%, 11/1/2035	950,000	981,208
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	430,000	385,320
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	385,000	364,160
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	653,021
4.50%, 9/15/2032	540,000	543,402
4.95%, 6/25/2034	1,860,000	1,906,042
4.25%, 4/1/2046	301,000	266,656
3.63%, 4/15/2052	805,000	626,008
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	445,187
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	144,500
5.63%, 4/15/2053	1,350,000	1,365,201
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	60,896
4.70%, 6/15/2032	90,000	89,766
Penske Automotive Group, Inc. 3.75%, 6/15/2029	769,000	715,752
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,350,000	1,291,203
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	615,000	574,735
Staples, Inc.
10.75%, 9/1/2029 (a)	1,365,000	1,285,700
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
12.75%, 1/15/2030 (a)	20,208	15,618
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	156,374
		14,636,555
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.38%, 5/13/2045	429,000	403,687
2.65%, 2/8/2051	1,140,000	776,224
2.70%, 8/5/2051	670,000	453,727
2.85%, 8/5/2061	750,000	496,782
Dell International LLC 3.38%, 12/15/2041	1,995,000	1,526,294
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	142,784
3.13%, 7/15/2029	335,000	295,136
8.25%, 12/15/2029	924,000	1,001,749
4.13%, 1/15/2031	114,000	103,498
8.50%, 7/15/2031	600,000	652,485
9.63%, 12/1/2032	140,000	161,449
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	450,385
		6,464,200
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	130,000	129,097
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	204,636
		333,733
Tobacco — 0.5%
Altria Group, Inc. 2.45%, 2/4/2032	480,000	403,824
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	962,797
4.39%, 8/15/2037	2,329,000	2,077,820
4.54%, 8/15/2047	443,000	362,329
5.65%, 3/16/2052	1,080,000	1,019,762
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	6,360,000	6,486,022
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	439,831
5.75%, 11/17/2032	820,000	867,682
5.38%, 2/15/2033	1,545,000	1,593,273
5.63%, 9/7/2033	3,140,000	3,296,918
5.25%, 2/13/2034	2,970,000	3,036,811
4.38%, 11/15/2041	345,000	305,848
		20,852,917
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	110,000	108,771
5.38%, 7/15/2029 (a)	3,910,000	3,954,309
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	765,000	785,591
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	860,000	894,135
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,272,000	1,262,705
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	712,224
United Rentals North America, Inc.
4.88%, 1/15/2028	1,245,000	1,228,100
5.25%, 1/15/2030	1,195,000	1,185,626
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	1,460,000	1,497,795
6.38%, 3/15/2029 (a)	1,015,000	1,041,502
6.63%, 3/15/2032 (a)	300,000	309,058
		12,979,816
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	212,000	182,698
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	513,617
5.45%, 3/1/2054	420,000	427,655
		941,272
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	79,116
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	154,637
6.63%, 8/1/2026	215,000	115,834
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	350,000	322,525
4.55%, 3/15/2052	40,000	33,891
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,164,030
2.63%, 2/15/2029	1,493,000	1,376,931
3.38%, 4/15/2029	3,835,000	3,644,320
5.20%, 1/15/2033	1,050,000	1,074,164
5.05%, 7/15/2033	355,000	359,342
5.65%, 1/15/2053	500,000	513,090
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
United States Cellular Corp. 6.70%, 12/15/2033	1,499,000	1,650,735
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	1,012,847
		12,501,462
Total Corporate Bonds (Cost $1,099,380,372)		1,127,702,834
Mortgage-Backed Securities — 26.3%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	60,231	59,833
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,623,793
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,150,258
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,697,313
Pool # N31271, 4.50%, 1/1/2036	12,273	12,050
Pool # RE0003, 4.00%, 7/1/2049	2,161,875	2,066,709
Pool # RE6055, 2.50%, 8/1/2050	13,203,029	11,060,054
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	865,782	747,569
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	13,604,966	12,253,002
Pool # QA5045, 4.00%, 11/1/2049	42,395	40,637
Pool # RA1983, 3.00%, 2/1/2050	3,931,992	3,550,968
Pool # QB1397, 2.50%, 7/1/2050	2,062,288	1,761,110
Pool # SD8089, 2.50%, 7/1/2050	4,101,335	3,546,333
Pool # QB1686, 2.50%, 8/1/2050	3,343,600	2,901,113
Pool # QB2772, 2.50%, 8/1/2050	2,177,826	1,881,299
Pool # SI2064, 3.00%, 8/1/2050	4,489,352	4,046,443
Pool # RA5422, 3.00%, 6/1/2051	7,930,289	7,104,176
Pool # QC7968, 2.50%, 10/1/2051	3,785,097	3,277,936
Pool # RA6228, 2.50%, 11/1/2051	4,786,638	4,124,313
Pool # RA6222, 3.00%, 11/1/2051	3,185,618	2,834,573
Pool # SD2968, 2.00%, 12/1/2051	6,223,630	5,152,595
Pool # RA6359, 2.50%, 12/1/2051	4,652,129	3,995,999
Pool # RA6617, 2.50%, 1/1/2052	6,610,804	5,712,940
Pool # RA6815, 2.50%, 2/1/2052	1,442,668	1,240,771
Pool # SD3770, 2.50%, 3/1/2052	2,192,020	1,885,272
Pool # SD2301, 3.50%, 3/1/2052	1,280,052	1,185,354
Pool # SD7554, 2.50%, 4/1/2052	6,690,484	5,798,674
Pool # QE1075, 3.00%, 4/1/2052	1,519,253	1,357,299
Pool # SD1464, 3.00%, 5/1/2052	959,458	853,320
Pool # RA7468, 4.00%, 6/1/2052	9,597,289	9,117,743
Pool # SD3781, 4.00%, 7/1/2052	4,942,322	4,696,719
Pool # SD1303, 4.50%, 7/1/2052	1,419,155	1,381,838
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QE8520, 3.50%, 8/1/2052	13,547,008	12,483,315
Pool # SD4181, 3.50%, 8/1/2052	5,406,639	5,013,256
Pool # QE8091, 4.00%, 8/1/2052	1,622,026	1,541,314
Pool # SD1725, 4.00%, 10/1/2052	1,812,823	1,722,335
Pool # QF3433, 5.00%, 11/1/2052	1,888,866	1,889,362
Pool # RA8766, 5.00%, 3/1/2053	1,844,468	1,833,221
Pool # SD3567, 4.50%, 5/1/2053	3,646,298	3,551,853
Pool # RA9669, 5.00%, 8/1/2053	3,681,541	3,654,855
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	2,956,535	2,889,057
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	283,629	279,700
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	83,359	81,452
Pool # AL4244, 4.00%, 7/1/2042	95,300	93,192
Pool # BM1164, 3.50%, 12/1/2045	70,261	65,715
Pool # MA3073, 4.50%, 7/1/2047	16,269	16,137
Pool # BK4769, 5.00%, 8/1/2048	282,947	286,797
Pool # BN5013, 5.00%, 1/1/2049	108,664	110,400
Pool # BO1073, 4.50%, 6/1/2049	12,942	12,677
Pool # BO3039, 3.00%, 7/1/2049	155,327	138,021
Pool # BN6475, 4.00%, 7/1/2049	7,564	7,252
Pool # BO2562, 4.00%, 7/1/2049	68,131	65,422
Pool # BO4519, 4.00%, 8/1/2049	3,402	3,256
Pool # BO2203, 3.50%, 9/1/2049	215,211	200,611
Pool # FS1186, 3.50%, 1/1/2050	1,578,953	1,472,333
Pool # FM3365, 3.00%, 3/1/2050	2,706,202	2,443,972
Pool # CA5702, 2.50%, 5/1/2050	1,226,027	1,062,543
Pool # CA6417, 3.00%, 7/1/2050	3,837,139	3,457,387
Pool # CA6587, 2.00%, 8/1/2050	1,959,689	1,622,881
Pool # CA6989, 2.50%, 9/1/2050	4,341,579	3,779,708
Pool # FM5179, 2.00%, 12/1/2050	14,086,956	11,665,775
Pool # BQ4516, 2.00%, 2/1/2051	7,708,987	6,353,058
Pool # CB0397, 3.00%, 5/1/2051	982,062	879,293
Pool # FS5384, 2.50%, 6/1/2051	5,518,440	4,776,133
Pool # BT2415, 2.50%, 7/1/2051	6,437,262	5,544,858
Pool # FM7957, 2.50%, 7/1/2051	14,421,276	12,512,881
Pool # CB1401, 3.00%, 8/1/2051	5,344,521	4,795,819
Pool # CB1406, 3.00%, 8/1/2051	13,428,305	12,022,997
Pool # CB1411, 3.00%, 8/1/2051	3,634,733	3,254,378
Pool # BU0070, 2.50%, 10/1/2051	855,075	735,782
Pool # FM9198, 2.50%, 11/1/2051	5,998,926	5,187,214
Pool # FS5389, 2.50%, 11/1/2051	2,627,538	2,265,740
Pool # FS0009, 3.50%, 11/1/2051	2,972,878	2,749,649
Pool # FM9961, 3.00%, 12/1/2051	438,079	389,119
Pool # MA4494, 3.00%, 12/1/2051	3,826,884	3,419,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS4108, 4.00%, 12/1/2051	3,496,774	3,327,888
Pool # CB2637, 2.50%, 1/1/2052	432,058	371,977
Pool # FS0374, 2.50%, 1/1/2052	17,373,912	15,002,805
Pool # BV0273, 3.00%, 1/1/2052	272,251	241,902
Pool # BV0492, 3.00%, 1/1/2052	3,662,934	3,273,920
Pool # CB2670, 3.00%, 1/1/2052	412,813	366,797
Pool # CB2869, 2.50%, 2/1/2052	8,653,413	7,418,877
Pool # MA4548, 2.50%, 2/1/2052	6,117,185	5,235,208
Pool # BV3930, 3.00%, 2/1/2052	533,722	475,079
Pool # BV0295, 3.50%, 2/1/2052	539,756	506,965
Pool # FS7119, 2.50%, 3/1/2052	6,734,040	5,816,813
Pool # FS7150, 2.50%, 3/1/2052	8,649,319	7,463,682
Pool # FS7942, 2.50%, 3/1/2052	8,291,197	7,164,467
Pool # FS0957, 3.00%, 3/1/2052	254,798	226,497
Pool # FS1954, 3.00%, 3/1/2052	1,648,781	1,491,121
Pool # FS4393, 3.00%, 3/1/2052	3,058,123	2,720,112
Pool # CB3132, 3.50%, 3/1/2052	2,754,231	2,537,229
Pool # FS1538, 3.00%, 4/1/2052	8,357,233	7,477,428
Pool # CB3378, 4.00%, 4/1/2052	3,098,740	2,944,109
Pool # CB3384, 4.00%, 4/1/2052	7,695,090	7,311,499
Pool # BW6017, 3.50%, 5/1/2052	577,470	535,492
Pool # CB3504, 3.50%, 5/1/2052	13,649,485	12,615,223
Pool # CB3608, 3.50%, 5/1/2052	4,648,440	4,284,081
Pool # FS2588, 4.50%, 8/1/2052	1,518,906	1,478,976
Pool # FS3536, 4.50%, 8/1/2052	1,746,742	1,700,823
Pool # CB4830, 4.50%, 9/1/2052	1,385,586	1,349,140
Pool # FS3829, 4.50%, 9/1/2052	1,281,561	1,247,870
Pool # CB4628, 5.00%, 9/1/2052	2,155,704	2,144,228
Pool # FS2982, 5.00%, 9/1/2052	2,779,069	2,765,849
Pool # CB4837, 5.00%, 10/1/2052	1,459,259	1,461,671
Pool # BX0627, 5.00%, 11/1/2052	1,829,848	1,828,914
Pool # CB5413, 4.00%, 12/1/2052	1,933,579	1,838,990
Pool # CB5428, 4.50%, 12/1/2052	1,942,052	1,895,804
Pool # BX3808, 5.00%, 3/1/2053	728,681	729,963
Pool # BX3811, 5.00%, 3/1/2053	1,550,139	1,543,746
Pool # CB5896, 5.00%, 3/1/2053	1,758,257	1,751,046
Pool # BX3824, 5.50%, 3/1/2053	339,582	342,936
Pool # CB5907, 5.50%, 3/1/2053	1,069,568	1,083,210
Pool # BY4714, 5.00%, 6/1/2053	3,121,371	3,098,745
Pool # BY4776, 5.00%, 7/1/2053	2,930,623	2,909,380
Pool # BY4736, 5.50%, 7/1/2053	2,733,647	2,760,218
Pool # BY7218, 5.00%, 9/1/2053	1,540,662	1,529,495
Pool # DB3630, 5.50%, 6/1/2054	1,978,958	1,995,977
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	135,039	132,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AM0414, 2.87%, 9/1/2027	389,340	376,067
Pool # AN7560, 2.90%, 12/1/2027	177,769	170,416
Pool # BS8981, 5.04%, 2/1/2029	3,822,000	3,948,754
Pool # BL2367, 3.48%, 5/1/2029	522,315	506,658
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,431,256
Pool # AN6730, 3.01%, 9/1/2029	1,975,161	1,877,843
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,875,717
Pool # BS7011, 4.81%, 9/1/2029	2,955,998	3,014,722
Pool # BS8075, 5.00%, 9/1/2029	1,500,000	1,548,048
Pool # BS1577, 1.82%, 2/1/2030	838,598	745,861
Pool # BS6827, 4.19%, 5/1/2030	900,182	900,120
Pool # BS4878, 2.44%, 6/1/2030	581,491	530,868
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,479,128
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,668,238
Pool # 387898, 3.71%, 8/1/2030	726,974	703,905
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,548,043
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,748,932
Pool # BS5985, 3.99%, 11/1/2030	422,093	416,773
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	3,114,771
Pool # BS8306, 4.52%, 12/1/2030	2,963,131	3,000,868
Pool # BS9296, 4.80%, 12/1/2030	2,505,000	2,574,641
Pool # BL9645, 1.50%, 1/1/2031	100,000	84,800
Pool # BL9627, 1.56%, 1/1/2031	500,000	425,685
Pool # BS1731, 1.82%, 1/1/2031	948,968	827,827
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,269,597
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,013,394
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	836,400
Pool # BS4116, 2.28%, 10/1/2031	759,867	669,309
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,280,488
Pool # BM6857, 1.83%, 12/1/2031 (i)	23,407,968	19,969,074
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,871,307
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	946,450
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	958,100
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,724,654
Pool # BM7037, 1.75%, 3/1/2032 (i)	1,098,677	929,782
Pool # BS4654, 2.39%, 3/1/2032	1,431,366	1,262,453
Pool # BL6367, 1.82%, 4/1/2032	321,720	274,285
Pool # BS5130, 2.55%, 4/1/2032	478,920	429,383
Pool # BS5463, 3.34%, 5/1/2032	1,727,965	1,629,012
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,114,363
Pool # BS5195, 2.80%, 6/1/2032	2,034,467	1,825,019
Pool # BS5875, 3.66%, 6/1/2032	2,093,426	1,995,271
Pool # BS6301, 3.67%, 8/1/2032	945,000	902,702
Pool # BS6385, 3.89%, 8/1/2032	2,423,248	2,359,319
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,509,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6502, 3.41%, 9/1/2032	2,929,612	2,764,017
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	994,175
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,015,940
Pool # BS6347, 4.03%, 9/1/2032	350,000	338,460
Pool # BS6417, 3.83%, 10/1/2032	2,586,497	2,498,055
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,870,558
Pool # BS6759, 3.97%, 10/1/2032	882,439	863,052
Pool # BZ1174, 5.33%, 10/1/2032	9,988,906	10,534,231
Pool # BL8708, 1.40%, 11/1/2032	200,000	160,117
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	1,004,267
Pool # BS6849, 4.23%, 11/1/2032	780,326	775,919
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,314,177
Pool # BS6994, 4.85%, 11/1/2032	661,000	683,714
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,293,603
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,055,132
Pool # BS7663, 4.71%, 1/1/2033	1,986,860	2,035,133
Pool # AN8257, 3.26%, 2/1/2033	940,542	876,053
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,237,072
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,418,155
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	974,824
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,961,434
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	3,016,487
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,776,103
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	2,008,583
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,535,676
Pool # BS8250, 4.51%, 5/1/2033	1,736,887	1,755,460
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,024,570
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	3,022,000
Pool # AN6000, 3.21%, 7/1/2033	945,854	872,924
Pool # AN9725, 3.76%, 7/1/2033	99,090	95,368
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,592,828
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,998,646
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	2,004,682
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,150,471
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,231,922
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	3,010,618
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,226,736
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,749,661
Pool # BS4197, 2.14%, 12/1/2033	493,720	418,194
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,947,972
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,531,662
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,604,520
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	20,294,829
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	15,125,229
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,858,505
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL3756, 2.92%, 9/1/2034	5,000,000	4,452,658
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	956,553
Pool # BL3772, 2.92%, 10/1/2034	693,494	621,020
Pool # BS5018, 2.88%, 10/1/2035	750,000	641,815
Pool # AN7345, 3.21%, 11/1/2037	608,881	547,697
Pool # MA1072, 3.50%, 5/1/2042	8,415	8,037
Pool # BF0533, 2.50%, 11/1/2050	1,123,919	968,152
Pool # BF0230, 5.50%, 1/1/2058	357,435	370,966
Pool # BF0300, 4.00%, 8/1/2058	5,230,108	5,013,121
Pool # BF0400, 4.00%, 8/1/2059	583,156	552,482
Pool # BF0440, 3.00%, 1/1/2060	4,781,613	4,208,348
Pool # BF0497, 3.00%, 7/1/2060	63,788	55,292
Pool # BF0520, 3.00%, 1/1/2061	2,913,425	2,555,031
Pool # BF0560, 2.50%, 9/1/2061	811,924	680,371
Pool # BF0562, 3.50%, 9/1/2061	779,175	705,499
Pool # BF0583, 4.00%, 12/1/2061	815,113	764,103
Pool # BF0586, 5.00%, 12/1/2061	807,764	805,507
Pool # BF0617, 2.50%, 3/1/2062	2,990,864	2,458,080
Pool # BF0759, 2.50%, 5/1/2062	7,607,604	6,250,052
Pool # BF0677, 4.00%, 9/1/2062	2,801,236	2,625,980
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (k)	86,840,000	74,046,437
TBA, 3.00%, 9/25/2054 (k)	40,655,000	36,063,072
TBA, 5.00%, 9/25/2054 (k)	60,000,000	59,568,125
TBA, 5.50%, 9/25/2054 (k)	58,000,000	58,393,828
TBA, 6.00%, 9/25/2054 (k)	15,000,000	15,275,342
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	4,119,828	3,937,877
Pool # CO1928, 5.50%, 10/15/2052	1,239,249	1,292,736
Pool # CR2369, 6.00%, 1/15/2053	1,779,681	1,904,346
GNMA II
Pool # CE9366, ARM, 6.57%, 10/20/2071 (i)	4,997,352	5,126,697
Pool # CH4945, ARM, 6.60%, 10/20/2071 (i)	6,477,421	6,645,184
Pool # CH7776, ARM, 6.69%, 10/20/2071 (i)	6,090,350	6,279,380
Pool # CJ7125, ARM, 6.73%, 10/20/2071 (i)	480,679	495,976
Pool # CJ7141, ARM, 6.69%, 11/20/2071 (i)	444,232	457,541
Pool # CE9384, ARM, 6.75%, 11/20/2071 (i)	787,631	813,548
Pool # CE5557, ARM, 6.85%, 11/20/2071 (i)	106,498	110,554
Pool # CK7234, ARM, 6.67%, 2/20/2072 (i)	6,310,847	6,497,434
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CK2792, ARM, 6.84%, 3/20/2072 (i)	846,482	880,635
Pool # CO0363, ARM, 7.01%, 7/20/2072 (i)	788,702	829,220
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	32,210	31,641
Pool # BB3525, 4.00%, 9/20/2047	21,101	20,293
Pool # AY2413, 4.25%, 10/20/2048	1,467,410	1,423,903
Pool # BJ9820, 4.20%, 1/20/2049	1,147,681	1,095,554
Pool # BM2418, 4.00%, 8/20/2049	14,001	13,627
Pool # BN7049, 4.50%, 8/20/2049	125,349	124,124
Pool # BP7160, 4.50%, 9/20/2049	64,708	65,600
Pool # CH1162, 3.50%, 6/20/2050	216,083	208,411
Pool # CB8492, 3.50%, 1/20/2051	1,604,056	1,562,212
Pool # CB8531, 3.50%, 2/20/2051	705,074	674,421
Pool # CC9803, 4.00%, 4/20/2051	211,139	202,781
Pool # MA7534, 2.50%, 8/20/2051	4,012,293	3,506,787
Pool # CH1291, 3.50%, 9/20/2051	888,368	832,451
Pool # CH1293, 3.50%, 9/20/2051	2,535,070	2,421,311
Pool # CH1292, 3.50%, 10/20/2051	1,021,765	964,692
Pool # MA7705, 2.50%, 11/20/2051	5,549,724	4,850,313
Pool # CH7863, 3.50%, 12/20/2051	647,986	606,295
Pool # CI2080, 3.50%, 12/20/2051	775,996	712,797
Pool # CH0876, 3.00%, 1/20/2052	94,986	85,952
Pool # CH0877, 3.00%, 1/20/2052	264,027	238,913
Pool # CH0878, 3.00%, 1/20/2052	281,835	255,024
Pool # CJ3916, 3.00%, 1/20/2052	706,729	654,798
Pool # CK2608, 3.00%, 1/20/2052	434,724	394,155
Pool # CK4909, 3.00%, 1/20/2052	94,752	85,738
Pool # CK4916, 3.00%, 1/20/2052	191,183	172,996
Pool # CJ8184, 3.50%, 1/20/2052	583,782	543,366
Pool # CK4918, 3.50%, 1/20/2052	69,668	65,124
Pool # CK7137, 4.00%, 1/20/2052	444,430	418,872
Pool # CK2667, 3.00%, 2/20/2052	567,717	513,730
Pool # CK2672, 3.50%, 2/20/2052	571,398	533,779
Pool # CM2154, 3.00%, 3/20/2052	737,190	665,648
Pool # CM2278, 3.50%, 4/20/2052	814,043	760,405
Pool # CO4826, 5.00%, 6/20/2052	544,929	543,732
Pool # CO4847, 5.00%, 7/20/2052	829,279	827,458
Pool # MA8200, 4.00%, 8/20/2052	1,749,702	1,672,173
Pool # CO1924, 4.50%, 10/20/2052	1,172,428	1,189,871
Pool # CP8517, 4.50%, 10/20/2052	970,998	938,179
Pool # CO1925, 5.00%, 10/20/2052	973,485	1,006,531
Pool # CO8957, 5.00%, 12/20/2052	6,528,320	6,465,761
Pool # CS4305, 5.50%, 6/20/2053	2,390,198	2,411,312
Pool # CV0175, 6.50%, 6/20/2053	989,270	1,034,330
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CS4391, 5.50%, 7/20/2053	2,862,381	2,887,667
Pool # CW7288, 6.50%, 9/20/2053	1,110,273	1,148,141
Pool # DD2409, 6.50%, 6/20/2054	2,096,384	2,164,160
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	6,910,086	6,952,092
GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2054 (k)	31,025,000	30,968,646
TBA, 5.50%, 9/15/2054 (k)	11,000,000	11,072,131
Total Mortgage-Backed Securities (Cost $998,947,142)		1,014,504,864
Asset-Backed Securities — 14.8%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	415,510
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,890,089	1,896,643
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,900,000	2,917,498
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,750,000	1,768,464
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (a)	1,174,041	1,180,045
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.86%, 12/18/2037 (a) (i)	250,000	243,177
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	346,400	320,918
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (i)	4,680,205	4,656,832
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	167,674	159,278
American Credit Acceptance Receivables Trust
Series 2023-3, Class A, 6.00%, 3/12/2027 (a)	557,921	558,247
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	298,858
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	507,307
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	2,004,744
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (a)	125,000	124,311
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	149,449
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	398,373
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	86,804	85,550
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	490,779
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	675,000	664,322
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	2,009,642
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	338,005
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,345,893	1,291,495
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,874,343
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	407,474
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,439,179
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,774,438
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	708,777
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,023,763
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,319,334
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,278,174
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,300,232
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	6,964,818
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	2,978,096
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	153,822	147,399
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	3,135,840	2,968,962
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,450,000	3,356,055
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	7,000,000	6,797,479
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,209,071
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,240,447	2,247,390
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	3,900,000	3,900,000
7.12%, 7/16/2054 ‡	4,100,000	4,100,000
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,370,000	7,190,005
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,194,460
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,989,274
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	1,902,706	1,902,056
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	307,984	307,944
Series 2021-1A, Class C, 5.07%, 4/15/2036 (a)	103,024	103,008
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,716,162	1,639,651
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	3,689,285	3,638,586
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,908,939	1,925,841
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	740,899
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,422,648
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,032,613
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	729,647
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,584,198
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	401,843	368,418
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	735,033	648,840
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (j)	902,645	722,487
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	830,279
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CoreVest American Finance Trust
Series 2019-1, Class E, 5.69%, 3/15/2052 (a) (i)	551,000	532,856
Series 2019-2, Class E, 5.33%, 6/15/2052 (a) (i)	1,043,000	945,287
Series 2019-3, Class E, 4.85%, 10/15/2052 (a) (i)	570,000	505,182
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,056,324
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	737,378
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,231,685
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	998,742
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	1,250,000	1,241,179
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	163,133	162,335
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,033,501
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,748,636
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,551,565
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,830,545
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	5,026,337
7.68%, 4/17/2034	5,000,000	5,012,500
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	235,744
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	123,795	119,137
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	108,592	104,226
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,288,691
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,387,763	1,426,066
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	52,729	52,700
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,374,789
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,465,084
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,641,998
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	266,167	248,885
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	95,060	87,825
Energy Assets, 8.11%, 8/25/2044 ‡	1,600,000	1,600,000
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	974,676
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,018,527
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,029,554
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,353,643
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,248,629
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,473,657
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,020,511
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,652,596
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,200,026
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,795,859
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	829,009
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	50,301	49,907
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	515,661	517,607
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	2,662,000	2,567,748
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,352,215
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,656,000	7,110,003
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,226,420
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,144,357
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,472,854
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	966,415
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	539,192
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,201,983
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,270,046
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	469,002
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,559,656
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,403,566
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	593,374
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	759,216
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	1,886,000	1,759,763
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,078,700
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	2,990,905
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	464,419
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	272,529
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	480,653
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	543,438
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	1,900,000	1,704,558
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (i)	6,900,000	6,883,287
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	6,939,199
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	580,201
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,017,923
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	295,255
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,400,635
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	408,103	366,965
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,850,989	1,927,842
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	610,000	621,773
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	7,083	7,071
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	671,915	664,130
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	190,170	190,396
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	705,959	709,939
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	925,589
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,900,000	4,900,000
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,930,694
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,434,043
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,125,960
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,642,414
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	1,562,530	1,570,719
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,009,673
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	304,933
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	727,048
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,424,423
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.95%, 4/20/2037 (a) (i)	1,000,000	999,280
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-FL3, Class E, 9.65%, 4/20/2037 (a) (i)	663,500	646,732
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	183,536	179,053
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	324,297	329,090
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	124,565	125,403
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	4,434,064	4,580,721
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	467,210	446,279
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	1,343,228	1,271,660
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	431,579	418,443
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,689,956	1,649,267
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,223,685	2,193,047
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	2,410,475	2,287,740
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,610,116	9,010,321
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,282,824	9,557,705
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	950,089	926,524
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	4,264,200	4,018,210
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,828,071	3,386,398
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2029 (a) (k)	4,195,000	3,980,977
Series 2024-SFR1, Class E, 4.50%, 9/17/2029 (a) (k)	5,580,000	5,162,827
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,230,690
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,576,591
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,878,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	668,554
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	789,817
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	2,870,000	2,612,388
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,400,204
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	6,800,000	6,027,846
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	5,000,000	4,961,243
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	549,937
LP LMS Asset Securitization Trust
Series 2023-1A, Class B, 7.48%, 10/17/2033 (a)	1,500,000	1,491,053
Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	309,550	310,257
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	463,032	462,047
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	2,013,169
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,544,685
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,206,723
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	340,867
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	600,299
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,605,250
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,840,000	5,160,918
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	650,000	669,268
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	3,000,000	3,089,985
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	1,001,066
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	382,976
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	3,341,924	3,381,098
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	2,584,000	2,598,135
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,865,514
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	3,439,053	3,520,902
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	74,458	72,465
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	744,578	732,955
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	34,723	33,467
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,932,849	1,961,336
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	536,656	551,554
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,303,000	1,317,149
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	20,240	19,787
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,268,801	1,258,585
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	318,983
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	386,553
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	806,947
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 (a)	446,759	446,098
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	119,079	116,072
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	426,186	409,050
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	123,529	118,527
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,065,239	1,006,575
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,233,379	1,206,111
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	136,921	136,730
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,407,427
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,088,237
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,084,612
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	981,112
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	382,194	371,959
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	90,771	88,826
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	1,303,000	1,309,222
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,912,000	1,951,080
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,210,201
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	328,513	318,449
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	4,282,988	4,175,428
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	763,507
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,663,000	3,542,676
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,145,383
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,499,098
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	600,000	606,832
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,215,160
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (j)	240,400	240,542
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (j)	642,516	636,818
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (j)	1,928,698	1,939,509
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	425,976
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	605,164
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	621,416
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (i)	9,905,000	8,761,504
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	473,564
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	890,604
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	252,238
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,486,778
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,057,929
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,083,777
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	653,048
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	711,660
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,547,276
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	2,500,000	2,278,952
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,307,377
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	3,375,000	3,092,766
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (i)	3,434,000	3,139,152
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (i)	4,136,000	3,695,454
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (j)	178,920	175,854
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (i)	37,161	37,080
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,840,754
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	500,000	475,599
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,306,387
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	1,227,000	1,248,057
Renew Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,978,661	2,974,712
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,765,024	1,809,736
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 ‡ (a)	2,000,000	1,999,940
Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	5,009,910
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,522,980
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,027,743
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,271,265
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,237,285
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	148,914
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	2,300,000	2,327,170
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,239,516
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,436,919
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,422,740
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,096,517
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,806,915
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,374,622
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	286,974	283,672
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	128,706	123,322
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	237,365	231,341
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	361,205	380,816
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,327,206	1,383,744
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	676,675	694,974
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	231,839	236,710
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	2,727,634	2,755,061
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	403,260	371,062
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,356,626
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	97,219	97,266
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	2,643,625	2,635,546
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	289,475
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	101,677	98,848
Series 2014-2, Class A, 3.75%, 9/3/2026	578,790	563,652
Series 2018-1, Class A, 3.70%, 3/1/2030	11,021	10,057
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,932,000	1,988,282
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	615,327	615,037
Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	660,825
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	858,228	876,680
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	248,944	248,612
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	175,913	176,174
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	700,000	240,011
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (j)	27,291	27,232
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (a) (j)	596,771	596,346
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (a) (j)	2,346,487	2,339,250
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (j)	1,241,584	1,217,545
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (j)	351,965	350,861
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (j)	641,919	642,505
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (j)	96,759	96,720
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	86,946	84,153
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	347,783	336,051
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,196,919	2,227,664
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	487,595
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,446,323
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	1,001,892
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,132,615
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	933,910
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,254,153
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,644,673
Total Asset-Backed Securities (Cost $557,666,228)		571,796,729
U.S. Treasury Obligations — 7.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,471,984
1.13%, 8/15/2040	6,437,100	4,129,802
4.75%, 2/15/2041	1,421,000	1,527,520
2.25%, 5/15/2041	9,380,000	7,129,899
4.38%, 5/15/2041	811,000	832,415
3.13%, 11/15/2041	6,143,000	5,318,494
2.75%, 11/15/2042	1,571,000	1,262,691
4.00%, 11/15/2042	40,441,000	39,019,246
3.63%, 8/15/2043	9,644,000	8,771,143
3.75%, 11/15/2043	15,228,000	14,081,736
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

3.38%, 5/15/2044	14,050,000	12,261,369
2.50%, 2/15/2045	11,069,000	8,312,992
3.00%, 2/15/2047	777,000	626,122
3.00%, 8/15/2048	15,258,000	12,163,487
3.38%, 11/15/2048	12,401,000	10,567,493
1.88%, 2/15/2051	2,622,000	1,616,934
2.38%, 5/15/2051	22,511,000	15,619,644
2.25%, 2/15/2052	1,775,000	1,194,173
4.00%, 11/15/2052	7,080,000	6,794,588
3.63%, 2/15/2053	1,682,000	1,508,741
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	34,670,176
0.50%, 8/31/2027	42,032,000	38,155,533
1.25%, 9/30/2028	16,718,000	15,144,810
2.38%, 3/31/2029	12,045,000	11,349,119
4.50%, 11/15/2033	4,870,000	5,091,243
U.S. Treasury STRIPS Bonds
3.85%, 2/15/2034 (l)	4,986,000	3,409,803
4.83%, 5/15/2040 (l)	3,436,000	1,729,454
4.72%, 11/15/2040 (l)	18,060,000	8,848,578
4.21%, 5/15/2041 (l)	10,019,000	4,778,309
2.37%, 8/15/2041 (l)	207,000	97,341
2.72%, 2/15/2042 (l)	1,065,000	486,249
4.79%, 11/15/2043 (l)	18,035,000	7,548,704
Total U.S. Treasury Obligations (Cost $290,990,615)		289,519,792
Commercial Mortgage-Backed Securities — 7.5%
BAMLL Re-REMIC Trust
Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (i)	4,000,000	3,948,530
Series 2024-FRR4, Class D, 1.46%, 11/27/2048 (a) (i)	10,412,000	9,394,394
Banc of America Re-Remic Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,433,562
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,385,086
Series 2024-FRR1, Class A, 2.12%, 4/27/2049 ‡ (a) (i)	3,000,000	2,339,752
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (i)	8,413,000	7,051,590
BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (i)	225,000	203,542
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4D1, PO, , 5/25/2052 (a)	9,786,000	6,852,157
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 5D1, PO, , 5/25/2052 ‡ (a)	2,500,000	1,691,192
Series 2019-FRR1, Class 5B13, 2.19%, 5/25/2052 ‡ (a) (i)	4,000,000	3,231,856
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,905,381
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	360,776
Series 2021-FRR1, Class CK45, 1.32%, 2/28/2025 (a) (i)	500,000	480,070
Series 2021-FRR1, Class BK45, 2.03%, 2/28/2025 (a) (i)	600,000	581,108
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	421,086
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	371,110
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	1,150,000	786,709
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,114,928
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	253,642
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,401,613
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,246,005
FHLMC
Series 2023-MN7, Class M2, 11.05%, 9/25/2043 (a) (i)	1,240,000	1,278,756
Series 2024-MN8, Class M2, 9.60%, 5/25/2044 (a) (i)	4,761,000	4,908,056
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (i)	1,318,774	1,311,328
Series 2021-MN1, Class M2, 9.10%, 1/25/2051 (a) (i)	685,000	694,387
Series 2021-MN3, Class M1, 7.65%, 11/25/2051 (a) (i)	443,977	436,954
Series 2021-MN3, Class M2, 9.35%, 11/25/2051 (a) (i)	4,500,000	4,381,578
Series 2022-MN4, Class M1, 9.60%, 5/25/2052 (a) (i)	961,281	986,152
Series 2022-MN4, Class M2, 11.85%, 5/25/2052 (a) (i)	750,000	801,247
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (i)	1,750,000	1,723,437
Series K088, Class A2, 3.69%, 1/25/2029	350,000	343,537
Series K128, Class X3, IO, 2.88%, 4/25/2031 (i)	550,000	79,154
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,060,362
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,044,565
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,102,383
Series K-151, Class A2, 3.80%, 10/25/2032 (i)	1,050,000	1,013,796
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	1,000,000	966,390
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,001,323
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	6,000,000	6,065,631
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (i)	4,473,667	167,003
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	550,000	134,122
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	974,373
Series Q014, Class X, IO, 2.78%, 10/25/2055 (i)	1,829,640	278,882
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,149,234
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (i)	252,776	242,804
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (i)	300,000	251,561
Series 2023-M2, Class PT, 3.24%, 4/25/2031 (i)	3,946,942	3,711,604
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (i)	2,700,000	2,277,750
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (i)	437,412	401,310
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (i)	1,400,000	1,178,086
Series 2021-M15, Class A2, 2.00%, 11/25/2031	1,500,000	1,305,857
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (i)	2,500,000	2,119,525
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (i)	954,978	943,681
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (i)	1,372,000	1,212,093
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (i)	1,250,000	1,029,862
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (i)	2,980,000	2,992,048
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	13,955	13,668
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (i)	493,206	36,160
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	250,000	239,944
Series 2018-KBX1, Class B, 3.73%, 1/25/2026 (a) (i)	500,000	487,890
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	88,868,878	277,315
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (i)	1,000,000	871,140
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	8,500,000	6,089,512
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	75,781
Series 2018-K84, Class D, PO, , 11/25/2028 (a)	9,500,000	6,581,639
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	129,044,818	441,462
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	107,807
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (i)	9,000,000	7,023,160
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	3,200,000	2,067,585
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	36,068,913	132,333
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	16,297
Series 2018-K157, Class C, PO, , 9/25/2033 (a)	10,448,587	4,842,561
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	4,500,557
Series 2015-K44, Class B, 3.84%, 1/25/2048 (a) (i)	200,000	197,989
Series 2015-K45, Class B, 3.72%, 4/25/2048 (a) (i)	199,293	197,126
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (i)	200,000	196,813
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (i)	200,000	196,655
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	381,860	376,007
Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (i)	250,000	245,760
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (i)	70,000	68,644
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (i)	1,000,000	979,016
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	8,282,198	6,401,594
Series 2017-K69, Class D, PO, , 10/25/2049 (a)	7,343,050	5,572,672
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	60,931
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (i)	300,000	298,168
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (i)	1,000,000	972,472
Series 2018-K81, Class D, PO, , 9/25/2051 (a)	9,500,000	6,630,874
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (i)	1,975,000	1,905,094
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	12,000,000	8,201,784
Series 2020-K116, Class D, PO, , 9/25/2052 (a)	12,000,000	6,936,628
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	127,488,390	524,857
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	137,600
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (i)	5,250,000	4,825,603
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	9,500,000	5,717,260
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	101,271,274	399,353
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	100,015
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	9,500,000	5,746,650
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	13,500,000	10,196,033
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	137,533,556	313,838
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	87,659
Series 2020-K122, Class D, PO, , 1/25/2054 (a)	11,000,000	6,275,486
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	127,467
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,012,700
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,660	589,632
GAM Re-REMIC Trust
Series 2022-FRR3, Class AK41, PO, , 10/27/2047 ‡ (a)	3,000,000	2,953,128
Series 2022-FRR3, Class BK71, 1.99%, 11/27/2050 ‡ (a) (i)	7,500,000	6,277,443
Series 2021-FRR1, Class 1B, PO, , 11/29/2050 ‡ (a)	10,000,000	8,108,482
Series 2021-FRR1, Class 2B, PO, , 11/29/2050 ‡ (a)	3,597,000	2,837,225
Series 2022-FRR3, Class BK89, PO, , 1/27/2052 ‡ (a)	4,000,000	2,897,231
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (i)	4,140,000	4,073,172
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,760,401
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.05%, 4/15/2038 (a) (i)	503,326	492,019
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (a) (i)	6,089,769	6,089,780
Series 2020-01, Class M10, 9.21%, 3/25/2050 (a) (i)	10,165,197	10,165,293
Series 2023-01, Class M10, 11.85%, 11/25/2053 (a) (i)	5,685,000	6,287,146
Series 2024-01, Class M10, 9.20%, 7/25/2054 (a) (i)	2,737,000	2,764,248
RFM Reremic Trust Series 2022-FRR1, Class BK64, 1.70%, 3/1/2050 (a) (i)	2,328,481	1,991,152
Total Commercial Mortgage-Backed Securities (Cost $282,110,145)		289,016,831
Collateralized Mortgage Obligations — 4.0%
Alta Apartments, 4.82%, 5/1/2029 ‡ (k)	5,548,000	5,649,450
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (i)	5,000,000	5,049,000
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (i)	12,600,895	12,036,407
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.05%, 7/25/2043 (a) (i)	1,500,000	1,562,820
Credit One, 6.47%, 2/25/2029 ‡	5,000,000	4,981,250
CSMC Trust
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (i)	276,993	276,989
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (j)	379,727	379,134
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	347,216	324,897
Series 2018-1, Class M60C, 3.50%, 5/25/2057	126,437	116,016
Series 2018-3, Class MA, 3.50%, 8/25/2057 (i)	280,838	268,371
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	237,510	221,518
Series 2018-2, Class MT, 3.50%, 11/25/2057	546,359	494,270
Series 2018-2, Class M55D, 4.00%, 11/25/2057	263,598	246,701
Series 2019-1, Class MA, 3.50%, 7/25/2058	3,056,307	2,908,382
Series 2019-2, Class MA, 3.50%, 8/25/2058	1,297,031	1,231,763
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,221,319	3,815,340
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,895,825	3,601,839
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	426,283	382,088
Series 2020-3, Class TTW, 3.00%, 5/25/2060	377,224	349,095
Series 2021-1, Class BXS, 11.13%, 9/25/2060 (a) (i)	149,259	114,090
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,789,022	3,358,698
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,899,424	2,462,727
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,689,299	3,371,261
Series 2708, Class ZD, 5.50%, 11/15/2033	62,664	65,029
Series 4302, Class PA, 4.00%, 12/15/2043	49,365	48,660
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	75,690	76,110
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5141, Class AH, 2.25%, 11/25/2047	1,186,104	1,057,917
Series 5200, Class MA, 2.50%, 8/25/2048	3,024,281	2,764,556
Series 4913, Class UA, 3.00%, 3/15/2049	5,728,596	5,139,588
Series 5028, Class JG, 1.50%, 8/25/2050	2,747,841	2,194,211
Series 5155, Class JD, 1.25%, 10/25/2051	1,366,022	1,066,689
Series 5347, PO, 10/25/2053	4,872,784	4,021,221
Series 4862, Class NO, PO, 8/15/2057	5,315,986	3,413,504
FHLMC, STRIPS Series 406, PO, 10/25/2053	3,545,396	2,936,992
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,088,695	1,045,443
FNMA, REMIC
Series 2003-7, Class FA, 6.21%, 2/25/2033 (i)	59,648	59,800
Series 2013-108, Class GU, 3.00%, 10/25/2033	340,108	327,003
Series 2005-110, Class TY, 5.50%, 12/25/2035	34,297	35,736
Series 2007-89, Class F, 6.04%, 9/25/2037 (i)	67,146	66,920
Series 2011-112, Class PB, 4.00%, 11/25/2041	97,445	95,554
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	944,059
Series 2019-25, Class PB, 2.00%, 5/25/2048	6,553,001	5,802,443
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,594,297	2,775,364
GNMA
Series 2012-13, Class FQ, 5.77%, 1/20/2038 (i)	1,976,495	1,946,510
Series 2010-14, Class FH, 5.95%, 2/16/2040 (i)	2,693,640	2,682,834
Series 2010-61, Class FK, 5.95%, 5/16/2040 (i)	1,766,562	1,758,606
Series 2012-61, Class FM, 5.85%, 5/16/2042 (i)	325,614	322,078
Series 2020-165, Class UD, 1.50%, 11/20/2050	687,585	534,124
Series 2010-H24, Class FA, 5.80%, 10/20/2060 (i)	26,877	26,783
Series 2014-H03, Class FA, 6.05%, 1/20/2064 (i)	13,170	13,160
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-H02, Class FA, 6.10%, 1/20/2065 (i)	2,696,735	2,696,733
Series 2015-H05, Class FC, 5.93%, 2/20/2065 (i)	175,022	174,307
Series 2021-H14, Class CF, 6.75%, 9/20/2071 (i)	3,039,076	3,106,654
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (i)	2,523,688	2,336,363
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (j)	7,931,937	7,640,353
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.85%, 10/25/2034 (a) (i)	750,000	795,560
Jonah, 11.24%, 8/10/2039 ‡	7,000,000	7,000,000
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,320,000	1,328,694
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	2,000,000	2,032,116
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (j)	3,675,000	3,743,050
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (i)	7,027,103	6,795,454
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (j)	4,225,000	4,282,119
Series 2024-RTL1, Class M1, 9.23%, 3/25/2039 (a) (i)	3,250,000	3,272,698
Onah Energy, 0.00%, 8/10/2039 ‡	8,000,000	8,000,000
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.10%, 9/25/2032 (a) (i)	400,000	426,449
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (j)	2,000,000	2,022,374
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	625,768
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	1,500,000	1,494,375
VM Master Issuer LLC Series 2022-1, Class B, 7.88%, 5/24/2025 ‡ (a) (j)	759,145	753,673
Total Collateralized Mortgage Obligations (Cost $150,754,313)		152,949,740
Loan Assignments — 1.1% (d) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	972,563	974,537
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	898,057	897,446
Building Products — 0.1%
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 5/31/2030	1,361,174	1,360,180
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 3/28/2031	500,000	502,085
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 3/19/2029	696,473	697,518
		2,559,783
Chemicals — 0.0% ^
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	571,866	573,238
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/18/2030	746,240	744,375
		1,317,613
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	686,131	686,714
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/24/2031	867,825	869,179
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/4/2027	851,936	851,552
Diversified Telecommunication Services — 0.0% ^
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 9/20/2030	1,040,273	1,035,727
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 3/2/2027	1,230,570	1,233,450
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — 0.1%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.75%, 1/31/2031	746,099	746,629
NCR Atleos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%; 3-MONTH CME TERM SOFR + 4.75%), 10.10%, 3/22/2029	759,645	766,922
		1,513,551
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 4/10/2031	533,333	533,168
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.85%, 10/23/2028	203,916	204,315
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 4/25/2031	895,272	895,084
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	1,291,250	1,295,550
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 9/27/2030	1,366,575	1,356,941
		3,547,575
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 8/9/2027	289,639	290,546
Household Durables — 0.0% ^
KDC Development Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.75%, 8/15/2028	423,938	424,056
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 8/21/2028	893,216	887,312
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.53%, 6/20/2030	725,000	725,304
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 9/27/2030	801,718	801,149
		2,413,765
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.80%, 1/24/2031	262,987	263,250
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.50%, 5/3/2028	744,361	741,994
		1,005,244
Leisure Products — 0.0% ^
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (n)	746,667	743,165
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 3/18/2030	443,917	439,291
		1,182,456
Machinery — 0.0% ^
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 4/5/2029	400,212	401,713
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/9/2030	2,064,625	2,052,630
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.36%, 8/23/2028	169,280	168,645
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	1,406,416	1,339,611
		3,560,886
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/22/2030	1,006,034	1,006,195
NorthRiver Midstream, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.50%), 7.83%, 8/16/2030	1,027,418	1,030,952
		2,037,147
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	1,371,078	1,417,531
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 5/17/2028	942,739	872,034
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.19%, 8/13/2031	255,024	254,674
Professional Services — 0.1%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/27/2031	1,620,000	1,620,939
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.03%, 1/18/2029	1,112,213	1,113,425
KBR, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.34%, 1/17/2031	914,371	917,471
		3,651,835
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	1,412,548	1,414,060
Software — 0.1%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 2/15/2029	497,462	493,199
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	997,500	997,500
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	825,000	816,956
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 12/1/2027	1,567,085	1,572,523
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031 (n)	1,185,000	1,187,524
		5,067,702
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	820,342	756,667
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Specialty Retail — continued
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	268,611	261,426
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 10/19/2029	494,937	491,611
		1,509,704
Total Loan Assignments (Cost $41,889,625)		41,727,963
Foreign Government Securities — 1.0%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	1,300,000	1,222,812
7.63%, 5/29/2032 (h)	600,000	513,750
7.30%, 9/30/2033 (h)	800,000	656,000
8.50%, 1/31/2047 (h)	850,000	657,422
8.88%, 5/29/2050 (h)	500,000	397,344
Benin Government Bond 7.96%, 2/13/2038 (a)	520,000	497,737
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	400,000	400,500
6.00%, 2/22/2033 (a)	900,000	909,279
6.60%, 6/1/2036 (a)	150,000	157,650
6.40%, 6/5/2049 (h)	1,500,000	1,502,820
5.88%, 1/30/2060 (a)	300,000	275,400
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	1,000,000	931,250
7.14%, 2/23/2030 (h)	200,000	180,938
8.75%, 1/21/2031 (h)	500,000	477,188
7.38%, 9/28/2033 (a)	300,000	250,875
Federative Republic of Brazil
4.75%, 1/14/2050	700,000	531,706
7.13%, 5/13/2054	915,000	936,978
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	786,000	803,931
Gabonese Republic 6.95%, 6/16/2025 (h)	500,000	467,031
Hashemite Kingdom of Jordan 7.38%, 10/10/2047 (h)	200,000	181,500
Hungary Government Bond
5.50%, 6/16/2034 (a)	200,000	202,438
6.75%, 9/25/2052 (a)	200,000	225,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,000,000	1,090,000
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	600,000	569,812
Kingdom of Morocco 6.50%, 9/8/2033 (h)	200,000	213,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kingdom of Saudi Arabia 5.75%, 1/16/2054 (a)	1,000,000	1,020,000
Republic of Angola 8.25%, 5/9/2028 (a)	1,400,000	1,338,312
Republic of Colombia
8.00%, 11/14/2035	400,000	424,400
8.75%, 11/14/2053	1,000,000	1,087,950
Republic of Costa Rica
6.55%, 4/3/2034 (a)	400,000	421,376
7.30%, 11/13/2054 (a)	800,000	866,248
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	900,000	822,656
8.25%, 1/30/2037 (a)	202,000	201,243
Republic of Guatemala
6.60%, 6/13/2036 (a)	300,000	312,903
6.55%, 2/6/2037 (a)	600,000	617,970
Republic of Iraq 5.80%, 1/15/2028 (h)	350,000	331,953
Republic of Panama 7.88%, 3/1/2057	279,000	305,681
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	1,011,836
6.10%, 8/11/2044 (h)	1,200,000	1,211,250
5.60%, 3/13/2048 (h)	300,000	281,439
5.40%, 3/30/2050 (h)	2,600,000	2,381,496
Republic of Philippines 5.60%, 5/14/2049	1,170,000	1,236,544
Republic of Poland
5.13%, 9/18/2034	199,000	204,112
5.50%, 3/18/2054	792,000	810,469
Republic of Senegal 6.75%, 3/13/2048 (h)	600,000	446,250
Republic of South Africa 7.30%, 4/20/2052	1,000,000	962,500
Republic of Turkiye (The)
9.88%, 1/15/2028	200,000	222,750
7.63%, 5/15/2034	1,344,000	1,397,760
Romania Government Bond
6.38%, 1/30/2034 (a)	424,000	435,925
7.63%, 1/17/2053 (a)	600,000	672,675
State of Israel Government Bond 5.75%, 3/12/2054	1,166,000	1,117,174
State of Mongolia 8.65%, 1/19/2028 (h)	400,000	422,250
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	3,000,000	3,351,562
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	400,000	418,500
United Mexican States 6.34%, 5/4/2053	200,000	196,438
Total Foreign Government Securities (Cost $38,042,153)		38,784,751
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.0% (o) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	25,000	24,902
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	46,474
Total Municipal Bonds (Cost $77,763)		71,376
	SHARES
Common Stocks — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	280
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	18	197
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	13,781
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	1	135
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	10,125
Total Common Stocks (Cost $10,146)		24,518
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	1,984
	NO. OF WARRANTS
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	780
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 15.1%
Investment Companies — 15.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (p) (q) (Cost $581,319,017)	581,319,017	581,319,017
Total Investments — 106.5% (Cost $4,041,190,273)		4,107,421,179
Liabilities in Excess of Other Assets — (6.5)%		(252,132,798)
NET ASSETS — 100.0%		3,855,288,381

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $7,543,078 or 0.20% of the
Fund’s net assets as of August 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of August 31, 2024.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	497	12/19/2024	USD	56,393,969	(235,442)
U.S. Treasury 10 Year Ultra Note	341	12/19/2024	USD	39,982,250	(514,880)
U.S. Treasury Long Bond	660	12/19/2024	USD	80,994,375	(853,500)
U.S. Treasury Ultra Bond	1,223	12/19/2024	USD	160,480,531	(2,648,878)
U.S. Treasury 2 Year Note	674	12/31/2024	USD	139,881,328	24,013
U.S. Treasury 5 Year Note	639	12/31/2024	USD	69,880,640	(106,794)
					(4,335,481)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	5,335,925	EUR	4,808,132	HSBC Bank, NA	10/3/2024	13,956
Total unrealized appreciation						13,956
USD	5,215,195	EUR	4,808,132	Morgan Stanley	9/4/2024	(99,714)
Total unrealized depreciation						(99,714)
Net unrealized depreciation						(85,758)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 28.2%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,494,527
Pool # WN2453, 4.62%, 5/1/2028	850,000	853,157
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	1,007,876
Pool # WN2435, 3.99%, 7/1/2030	2,070,000	2,042,065
Pool # WN2184, 2.50%, 4/1/2032	330,000	291,231
Pool # WN2266, 3.55%, 10/1/2032	600,000	564,227
Pool # WN2326, 4.45%, 12/1/2032	210,000	208,880
Pool # WN2587, 4.72%, 3/1/2033	3,477,857	3,565,715
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	4,664,381	4,853,067
Pool # SD5883, 6.50%, 6/1/2054	13,958,077	14,511,775
Pool # SD6268, 6.50%, 8/1/2054 ‡ (a)	9,921,735	10,363,562
FNMA UMBS, 30 Year
Pool # MA4894, 6.00%, 1/1/2053	826,763	842,899
Pool # MA5073, 6.00%, 7/1/2053	401,965	409,475
Pool # MA5192, 6.50%, 11/1/2053	4,003,884	4,122,530
Pool # FS8911, 6.50%, 8/1/2054 (a)	10,700,000	11,173,141
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	654,993
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,221,809
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,580,250
Pool # BS9607, 5.06%, 9/1/2030	162,000	168,544
Pool # BS9738, 4.97%, 10/1/2030	220,000	227,737
Pool # BS3390, 1.69%, 10/1/2031	1,310,307	1,120,246
Pool # BS3377, 1.72%, 10/1/2031	205,000	172,891
Pool # BS4789, 2.17%, 2/1/2032	1,000,000	862,275
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,858,683
Pool # BS4294, 1.97%, 1/1/2034	800,000	659,359
Pool # BZ1211, 4.99%, 6/1/2034	840,000	873,803
Pool # BZ1109, 5.04%, 6/1/2034	4,200,000	4,385,754
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	348,176	355,658
Pool # DA9696, 6.50%, 4/20/2045	343,546	354,205
Pool # DD9127, 6.50%, 7/20/2049	88,000	91,271
Pool # MA8151, 4.50%, 7/20/2052	30	29
Pool # MA8649, 6.00%, 2/20/2053	405,530	412,884
Pool # MA9109, 7.00%, 8/20/2053	1,541,324	1,582,578
Pool # MA9110, 7.50%, 8/20/2053	326,857	335,763
Pool # CW1603, 6.50%, 12/20/2053	397,280	409,621
Pool # DA0555, 6.50%, 2/20/2054	930,146	959,039
Pool # DA1949, 6.50%, 2/20/2054	1,293,507	1,333,686
Pool # 787307, 6.50%, 3/20/2054	3,949,593	4,068,425
Pool # DB1810, 6.50%, 3/20/2054	657,151	677,563
Pool # DB1811, 6.50%, 3/20/2054	481,408	496,361
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DB1838, 6.50%, 3/20/2054	373,780	385,390
Pool # DB1521, 6.00%, 4/20/2054	172,424	176,746
Pool # DB1161, 6.50%, 4/20/2054	598,096	616,675
Pool # MA9608, 7.00%, 4/20/2054	8,076,696	8,280,419
Pool # DA0802, 6.50%, 5/20/2054	598,405	616,993
Pool # DA5191, 6.50%, 5/20/2054	99,756	103,939
Pool # DA9805, 6.50%, 5/20/2054	299,085	308,761
Pool # DB7176, 6.50%, 5/20/2054	299,163	309,752
Pool # MA9725, 5.50%, 6/20/2054	21,380,974	21,523,022
Pool # DB7182, 6.00%, 6/20/2054	99,801	101,748
Pool # DB9010, 6.00%, 6/20/2054	199,639	203,534
Pool # DC6423, 6.00%, 6/20/2054	399,266	409,276
Pool # DC6424, 6.00%, 6/20/2054	299,372	305,213
Pool # DC6462, 6.00%, 6/20/2054	299,024	307,561
Pool # DC6464, 6.00%, 6/20/2054	1,497,136	1,526,349
Pool # DC7762, 6.00%, 6/20/2054	1,776,254	1,810,912
Pool # MA9726, 6.00%, 6/20/2054	33,836,819	34,345,428
Pool # CP4226, 6.50%, 6/20/2054	399,341	413,477
Pool # CZ1406, 6.50%, 6/20/2054	499,206	518,181
Pool # DA1016, 6.50%, 6/20/2054	199,838	207,434
Pool # DB7470, 6.50%, 6/20/2054	698,846	720,554
Pool # DB7473, 6.50%, 6/20/2054	1,597,141	1,648,700
Pool # DC6270, 6.50%, 6/20/2054	598,894	620,093
Pool # MA9727, 6.50%, 6/20/2054	54,988,643	56,188,096
Pool # DB7520, 6.00%, 7/20/2054	499,425	510,390
Pool # DC0348, 6.00%, 7/20/2054	4,395,965	4,481,743
Pool # DC6650, 6.00%, 7/20/2054	1,798,340	1,833,429
Pool # DC8318, 6.00%, 7/20/2054	99,904	102,829
Pool # DC8319, 6.00%, 7/20/2054	99,913	101,863
Pool # MA9780, 6.00%, 7/20/2054	40,902,331	41,517,143
Pool # DA1123, 6.50%, 7/20/2054	199,840	206,048
Pool # DB7614, 6.50%, 7/20/2054	99,920	103,023
Pool # DB7642, 6.50%, 7/20/2054	299,755	309,066
Pool # DC4806, 6.50%, 7/20/2054	1,498,764	1,547,147
Pool # DC4815, 6.50%, 7/20/2054	399,678	412,093
Pool # DC4824, 6.50%, 7/20/2054	1,398,846	1,442,298
Pool # DC4836, 6.50%, 7/20/2054	999,194	1,031,450
Pool # DC4838, 6.50%, 7/20/2054	399,673	412,088
Pool # DC6344, 6.50%, 7/20/2054	1,598,555	1,648,207
Pool # DC7719, 6.50%, 7/20/2054	449,430	463,391
Pool # DD0243, 6.50%, 7/20/2054	199,840	206,914
Pool # DD0244, 6.50%, 7/20/2054	299,746	310,356
Pool # DD0258, 6.50%, 7/20/2054	199,833	206,907
Pool # DD1474, 6.50%, 7/20/2054	2,198,197	2,266,480
Pool # DD6149, 6.50%, 7/20/2054	370,870	381,668
SEE NOTES TO FINANCIAL STATEMENTS.

66	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DD7932, 6.50%, 7/20/2054	549,548	565,546
Pool # DD7934, 6.50%, 7/20/2054	699,414	721,140
Pool # DD7935, 6.50%, 7/20/2054	1,198,995	1,236,238
Pool # MA9781, 6.50%, 7/20/2054	40,870,612	41,762,112
Pool # DE1862, 6.00%, 8/20/2054	4,000,000	4,078,050
Pool # 787524, 6.50%, 8/20/2054	12,710,944	13,183,849
Pool # 787526, 6.50%, 8/20/2054	15,236,514	15,719,347
Pool # 787527, 6.50%, 8/20/2054	12,341,861	12,765,561
Pool # 787528, 6.50%, 8/20/2054	17,999,836	18,558,957
Pool # CZ7222, 6.50%, 8/20/2054	740,000	764,521
Pool # DA1146, 6.50%, 8/20/2054	100,000	103,106
Pool # DA2943, 6.50%, 8/20/2054	1,300,000	1,341,967
Pool # DC5089, 6.50%, 8/20/2054	1,000,000	1,032,283
Pool # DC8297, 6.50%, 8/20/2054	390,000	402,854
Pool # DD0605, 6.50%, 8/20/2054	200,000	206,397
Pool # DD1553, 6.50%, 8/20/2054	400,000	413,058
Pool # DD7840, 6.50%, 8/20/2054	1,800,000	1,858,156
Pool # DD8028, 6.50%, 8/20/2054	88,000	90,904
Pool # DD8029, 6.50%, 8/20/2054	88,000	91,270
Pool # DD8031, 6.50%, 8/20/2054	90,000	92,796
Pool # DD8032, 6.50%, 8/20/2054	124,000	127,941
Pool # DD8033, 6.50%, 8/20/2054	107,000	110,400
Pool # DD9128, 6.50%, 8/20/2054	247,000	255,743
Pool # DE0930, 6.50%, 8/20/2054	200,000	207,080
Pool # DE0931, 6.50%, 8/20/2054	200,000	207,080
Pool # DE0933, 6.50%, 8/20/2054	200,000	207,080
Pool # DE0936, 6.50%, 8/20/2054	500,000	516,176
Pool # DE1872, 6.50%, 8/20/2054	4,200,000	4,330,461
Pool # MA9853, 6.50%, 8/20/2054	7,700,000	7,867,958
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2054 (a)	98,283,000	98,927,475
TBA, 6.00%, 9/15/2054 (a)	23,897,000	24,249,862
TBA, 7.00%, 9/15/2054 (a)	147,000	150,412
Total Mortgage-Backed Securities (Cost $527,585,525)		529,456,120
Corporate Bonds — 27.1%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	443,000	444,507
8.75%, 11/15/2030 (b)	690,000	752,448
7.25%, 7/1/2031 (b)	316,000	331,702
7.00%, 6/1/2032 (b)	305,000	317,502
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	250,000	241,250
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Aerospace & Defense — continued
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	662,000	718,291
TransDigm, Inc.
6.38%, 3/1/2029 (b)	2,709,000	2,791,790
6.63%, 3/1/2032 (b)	591,000	614,622
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	179,000	189,037
		6,401,149
Automobile Components — 0.8%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (b)	1,400,000	1,382,807
7.00%, 4/15/2028 (b)	225,000	231,249
8.25%, 4/15/2031 (b)	190,000	201,955
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	50,000	48,946
5.88%, 6/1/2029 (b)	900,000	902,451
3.75%, 1/30/2031 (b)	815,000	740,645
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	93,000	93,479
6.88%, 7/1/2028	625,000	628,116
5.00%, 10/1/2029	540,000	502,342
Clarios Global LP
6.75%, 5/15/2025 (b)	165,000	165,146
6.25%, 5/15/2026 (b)	2,370,000	2,370,341
8.50%, 5/15/2027 (b)	1,660,000	1,676,288
Cooper-Standard Automotive, Inc. 13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (b) (c)	718,050	760,129
Dana, Inc.
5.38%, 11/15/2027	240,000	237,584
5.63%, 6/15/2028	385,000	379,454
4.25%, 9/1/2030	190,000	171,112
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	80,000	67,580
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,769,000	2,571,652
5.25%, 7/15/2031	180,000	163,257
Icahn Enterprises LP 6.25%, 5/15/2026	855,000	850,095
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	738,000	758,630
		14,903,258
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	1,335,000	1,458,206
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	67

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (d) (e) (f) (g) (h)	400,000	423,000
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g) (h)	700,000	705,031
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	800,000	875,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (g)	1,400,000	1,438,413
Bank of America Corp. (3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (g)	4,185,000	4,110,764
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (d) (g)	600,000	642,653
BBVA Bancomer SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (d) (g) (h)	1,100,000	1,042,591
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (b) (g)	580,000	595,196
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (g)	4,678,000	4,736,782
5.13%, 1/18/2028 (b)	725,000	732,377
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (g)	95,000	94,826
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	100,000	96,092
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (f) (g)	3,990,000	4,081,391
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (g)	200,000	200,726
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	290,000	312,144
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.46%), 5.55%, 3/4/2030 (g)	1,410,000	1,450,479
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	200,000	178,460
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	1,710,000	1,811,528
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (d) (e) (f) (g)	200,000	200,687
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (g)	720,000	754,795
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (g)	315,000	319,644
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (g)	950,000	1,012,222
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	162,000	157,554
(SOFR + 1.07%), 5.71%, 4/22/2028 (g)	4,620,000	4,745,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (f) (g)	370,000	379,778
		32,556,111
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	400,000	379,975
Broadline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (b)	2,015,000	2,029,635
Nordstrom, Inc. 4.25%, 8/1/2031	135,000	120,126
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (c)	196,934	165,748
9.75%, 10/1/2027 (b)	22,913	23,056
		2,338,565
SEE NOTES TO FINANCIAL STATEMENTS.

68	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 0.5%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (b)	150,000	147,681
Builders FirstSource, Inc.
5.00%, 3/1/2030 (b)	340,000	330,511
6.38%, 6/15/2032 (b)	1,050,000	1,081,409
6.38%, 3/1/2034 (b)	305,000	313,130
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	2,179,000	2,231,370
Griffon Corp. 5.75%, 3/1/2028	85,000	83,329
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	200,000	193,405
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	950,000	978,506
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	475,000	488,134
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	175,000	165,919
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	3,525,000	3,427,682
4.38%, 7/15/2030 (b)	570,000	532,936
Summit Materials LLC 7.25%, 1/15/2031 (b)	299,000	315,849
		10,289,861
Capital Markets — 0.3%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	65,000	57,043
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (e) (f) (g)	95,000	94,235
(SOFR + 1.08%), 5.80%, 8/10/2026 (g)	1,150,000	1,157,513
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (f) (g)	390,000	415,355
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (f) (g)	1,225,000	1,285,136
Nasdaq, Inc. 5.35%, 6/28/2028	1,160,000	1,198,429
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g)	1,554,000	1,591,032
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (h)	300,000	311,719
		6,110,462
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	500,000	491,975
3.38%, 2/15/2029 (b)	1,775,000	1,646,016
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (b)	2,300,000	1,793,287
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	800,000	787,360
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	224,374
Chemours Co. (The)
5.75%, 11/15/2028 (b)	2,695,000	2,525,461
4.63%, 11/15/2029 (b)	105,000	92,370
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	715,000	676,043
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (b)	500,000	503,583
7.50%, 4/15/2029 (b)	400,000	413,992
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	200,000	215,721
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	2,935,000	2,897,228
8.50%, 11/15/2028 (b)	245,000	261,203
4.25%, 5/15/2029 (b)	50,000	45,606
9.00%, 2/15/2030 (b)	296,000	317,943
OCP SA (Morocco)
5.13%, 6/23/2051 (h)	800,000	640,000
7.50%, 5/2/2054 (b)	900,000	964,305
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,884
4.50%, 10/15/2029	2,500,000	2,368,083
4.00%, 4/1/2031	230,000	206,054
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (b)	9,000	7,751
5.13%, 4/1/2029 (b)	220,000	100,031
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	1,645,000	1,608,641
5.63%, 8/15/2029 (b)	1,655,000	1,534,586
		20,341,497
Commercial Services & Supplies — 0.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,305,000	1,215,013
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,020,000	968,637
4.88%, 7/15/2032 (b)	180,000	171,106
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	1,635,000	1,603,669
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	69

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Brink's Co. (The) 4.63%, 10/15/2027 (b)	405,000	395,595
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	669,872
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (b)	290,000	282,751
GFL Environmental, Inc.
3.75%, 8/1/2025 (b)	1,155,000	1,142,276
5.13%, 12/15/2026 (b)	50,000	49,806
4.00%, 8/1/2028 (b)	1,265,000	1,205,860
4.38%, 8/15/2029 (b)	90,000	85,454
6.75%, 1/15/2031 (b)	403,000	420,965
Madison IAQ LLC 4.13%, 6/30/2028 (b)	2,950,000	2,806,925
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	800,000	801,503
3.38%, 8/31/2027 (b)	1,955,000	1,850,985
Stericycle, Inc. 3.88%, 1/15/2029 (b)	250,000	242,753
Williams Scotsman, Inc. 7.38%, 10/1/2031 (b)	180,000	189,202
		14,102,372
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (b)	150,000	140,790
CommScope LLC
6.00%, 3/1/2026 (b)	1,575,000	1,515,938
8.25%, 3/1/2027 (b)	710,000	593,399
4.75%, 9/1/2029 (b)	625,000	503,125
		2,753,252
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (h)	464,698	361,303
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	90,000	86,238
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (h)	571,421	609,280
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (h)	400,000	341,432
Pike Corp. 8.63%, 1/31/2031 (b)	130,000	140,340
Weekley Homes LLC 4.88%, 9/15/2028 (b)	150,000	145,461
		1,684,054
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (b)	150,000	158,803
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	344,871
3.00%, 10/29/2028	810,000	757,551
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (g)	460,000	474,551
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	1,140,000	1,124,439
4.38%, 5/1/2026 (b)	700,000	690,284
6.38%, 5/4/2028 (b)	365,000	379,410
5.75%, 3/1/2029 (b)	2,060,000	2,109,626
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,755,000	1,729,853
4.69%, 6/9/2025	200,000	199,008
5.13%, 6/16/2025	600,000	598,392
3.38%, 11/13/2025	200,000	195,380
4.39%, 1/8/2026	600,000	592,799
6.95%, 6/10/2026	200,000	205,504
4.54%, 8/1/2026	200,000	197,735
4.27%, 1/9/2027	725,000	710,392
4.13%, 8/17/2027	5,505,000	5,353,675
7.20%, 6/10/2030	200,000	215,284
6.05%, 3/5/2031	3,080,000	3,165,505
OneMain Finance Corp.
7.13%, 3/15/2026	1,130,000	1,151,394
3.88%, 9/15/2028	1,015,000	934,699
		21,130,352
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	3,040,000	2,970,143
5.88%, 2/15/2028 (b)	1,655,000	1,650,887
3.50%, 3/15/2029 (b)	1,010,000	935,410
4.88%, 2/15/2030 (b)	540,000	527,776
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	1,715,000	1,705,227
4.25%, 8/1/2029 (b)	1,420,000	1,340,103
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (b) (c)	104,124	54,515
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (b) (g)	35,583	101,127
7.50%, 7/1/2025 ‡ (b) (i)	248,000	25
8.00%, 11/15/2026 ‡ (b) (i)	121,000	12
US Foods, Inc.
6.88%, 9/15/2028 (b)	160,000	166,436
4.75%, 2/15/2029 (b)	1,284,000	1,251,960
4.63%, 6/1/2030 (b)	326,000	312,043
		11,015,664
SEE NOTES TO FINANCIAL STATEMENTS.

70	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.7%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	1,420,000	1,224,666
5.25%, 8/15/2027 (b)	1,225,000	736,801
LABL, Inc. 6.75%, 7/15/2026 (b)	2,340,000	2,328,316
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	2,945,000	3,044,924
9.25%, 4/15/2027 (b)	235,000	238,730
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	750,000	751,787
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	3,570,000	3,408,322
TriMas Corp. 4.13%, 4/15/2029 (b)	65,000	60,581
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (b) (j)	650,000	641,842
8.50%, 8/15/2027 (b) (j)	250,000	249,677
		12,685,646
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	405,000	416,672
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	1,990,000	1,785,851
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	414,000	433,719
		2,219,570
Diversified REITs — 0.0% ^
VICI Properties LP
3.75%, 2/15/2027 (b)	295,000	286,031
4.50%, 1/15/2028 (b)	150,000	147,321
		433,352
Diversified Telecommunication Services — 1.5%
Altice France SA (France)
8.13%, 2/1/2027 (b)	400,000	321,722
5.13%, 7/15/2029 (b)	250,000	174,422
5.50%, 10/15/2029 (b)	400,000	277,536
CCO Holdings LLC
5.00%, 2/1/2028 (b)	615,000	592,615
5.38%, 6/1/2029 (b)	3,760,000	3,566,597
6.38%, 9/1/2029 (b)	1,340,000	1,323,579
4.75%, 3/1/2030 (b)	7,156,000	6,522,900
4.50%, 8/15/2030 (b)	5,687,000	5,071,705
4.25%, 2/1/2031 (b)	2,124,000	1,843,007
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	1,465,000	1,459,251
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
5.00%, 5/1/2028 (b)	1,235,000	1,199,253
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	2,820,000	2,707,759
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	745,000	579,275
11.00%, 11/15/2029 (b)	850,000	931,861
4.50%, 4/1/2030 (b)	450,000	329,864
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	839,375	654,712
4.13%, 4/15/2030 (b)	895,240	668,006
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	43,000	43,396
		28,267,460
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (h)	200,000	148,750
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (b)	400,000	384,200
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (h)	200,000	194,812
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (h)	600,000	513,000
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (g)	690,000	702,606
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (h)	700,000	700,219
8.45%, 8/10/2028 (h)	400,000	414,772
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	200,000	202,688
6.38%, 5/15/2043 (h)	700,000	631,313
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (g)	680,000	691,770
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	20,027
5.75%, 1/15/2028	3,315,000	3,315,746
5.25%, 6/15/2029 (b)	175,000	172,989
3.63%, 2/15/2031 (b)	690,000	617,340
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (h)	526,007	496,748
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (h)	200,000	194,700
Vistra Operations Co. LLC
5.13%, 5/13/2025 (b)	284,000	282,584
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	71

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.63%, 2/15/2027 (b)	970,000	968,541
5.00%, 7/31/2027 (b)	2,578,000	2,551,693
6.88%, 4/15/2032 (b)	400,000	415,477
		13,619,975
Electrical Equipment — 0.0% ^
Regal Rexnord Corp.
6.05%, 4/15/2028	410,000	423,670
6.40%, 4/15/2033	97,000	102,938
		526,608
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	1,912,000	1,848,874
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	2,995,000	2,704,353
		4,553,227
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (b)	171,000	172,242
6.63%, 9/1/2032 (b)	324,000	328,041
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (h)	331,260	313,591
Nabors Industries, Inc. 7.38%, 5/15/2027 (b)	119,000	120,386
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	230,000	229,238
6.88%, 1/15/2029 (b)	225,000	228,312
Transocean, Inc.
8.25%, 5/15/2029 (b)	386,000	391,091
8.75%, 2/15/2030 (b)	267,750	282,834
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	1,430,000	1,500,070
		3,565,805
Entertainment — 0.4%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	172,000	178,530
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	175,000	174,007
6.50%, 5/15/2027 (b)	2,295,000	2,334,522
4.75%, 10/15/2027 (b)	3,755,000	3,657,840
3.75%, 1/15/2028 (b)	165,000	156,328
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	689,792
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — continued
WMG Acquisition Corp.
3.75%, 12/1/2029 (b)	293,000	273,296
3.88%, 7/15/2030 (b)	172,000	159,662
		7,623,977
Financial Services — 0.4%
Block, Inc.
3.50%, 6/1/2031	1,860,000	1,678,973
6.50%, 5/15/2032 (b)	866,000	898,053
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	500,000	510,792
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	515,000	505,749
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,124,000	1,238,113
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	355,000	337,680
3.63%, 3/1/2029 (b)	1,633,000	1,515,795
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	317,000	327,038
		7,012,193
Food Products — 0.4%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,330,000	2,168,845
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (b)	500,000	538,275
Post Holdings, Inc.
5.63%, 1/15/2028 (b)	129,000	128,666
5.50%, 12/15/2029 (b)	262,000	257,499
4.63%, 4/15/2030 (b)	2,820,000	2,680,154
6.25%, 2/15/2032 (b)	711,000	729,138
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (b)	200,000	197,284
		6,699,861
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	415,000	410,435
5.75%, 5/20/2027	745,000	727,690
9.38%, 6/1/2028 (b)	322,000	338,068
Superior Plus LP (Canada) 4.50%, 3/15/2029 (b)	150,000	140,338
		1,616,531
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	260,000	254,040
SEE NOTES TO FINANCIAL STATEMENTS.

72	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
4.75%, 4/1/2028 (b)	1,775,000	1,645,930
8.00%, 2/15/2031 (b)	915,000	909,794
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	180,000	166,844
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	130,000	102,042
12.63%, 7/15/2029 (b)	434,000	462,284
5.00%, 12/1/2029 (b)	2,775,000	1,872,162
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	105,000	96,948
RXO, Inc. 7.50%, 11/15/2027 (b)	350,000	362,730
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (b)	1,000,000	1,028,440
Uber Technologies, Inc.
7.50%, 9/15/2027 (b)	1,855,000	1,892,031
4.50%, 8/15/2029 (b)	865,000	848,336
XPO, Inc. 6.25%, 6/1/2028 (b)	425,000	433,594
		10,075,175
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	3,080,000	2,997,360
Hologic, Inc.
4.63%, 2/1/2028 (b)	175,000	170,895
3.25%, 2/15/2029 (b)	1,499,000	1,384,388
Medline Borrower LP
3.88%, 4/1/2029 (b)	2,960,000	2,795,922
6.25%, 4/1/2029 (b)	733,000	755,595
5.25%, 10/1/2029 (b)	1,575,000	1,546,865
		9,651,025
Health Care Providers & Services — 1.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (b)	200,000	187,549
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	440,000	436,627
5.00%, 4/15/2029 (b)	185,000	180,270
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	780,000	754,843
6.00%, 1/15/2029 (b)	740,000	702,050
5.25%, 5/15/2030 (b)	300,000	268,990
4.75%, 2/15/2031 (b)	310,000	264,407
10.88%, 1/15/2032 (b)	360,000	389,708
DaVita, Inc.
4.63%, 6/1/2030 (b)	410,000	386,589
3.75%, 2/15/2031 (b)	2,375,000	2,113,991
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Encompass Health Corp.
4.50%, 2/1/2028	1,480,000	1,446,943
4.75%, 2/1/2030	1,020,000	988,937
4.63%, 4/1/2031	405,000	383,490
McKesson Corp. 5.25%, 2/15/2026	395,000	394,467
Owens & Minor, Inc. 4.50%, 3/31/2029 (b)	724,000	658,843
Tenet Healthcare Corp.
6.25%, 2/1/2027	362,000	362,682
5.13%, 11/1/2027	4,120,000	4,084,148
4.63%, 6/15/2028	3,235,000	3,161,119
6.13%, 6/15/2030	453,000	459,882
6.75%, 5/15/2031	694,000	719,484
		18,345,019
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (b)	1,150,000	1,141,685
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	3,295,000	3,227,798
4.50%, 2/15/2029 (b)	230,000	220,748
		3,448,546
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,445,000	1,379,885
4.00%, 10/15/2030 (b)	555,000	508,370
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	375,000	359,934
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	435,000	444,239
4.63%, 10/15/2029 (b)	380,000	359,445
7.00%, 2/15/2030 (b)	690,000	714,542
6.50%, 2/15/2032 (b)	386,000	396,666
Carnival Corp. 5.75%, 3/1/2027 (b)	55,000	55,182
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (b)	2,815,000	3,045,461
Cedar Fair LP 5.25%, 7/15/2029	730,000	719,439
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (b)	1,055,000	992,393
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,415,000	1,407,403
MGM Resorts International
5.75%, 6/15/2025	605,000	604,921
4.63%, 9/1/2026	255,000	251,549
5.50%, 4/15/2027	90,000	89,990
6.50%, 4/15/2032	550,000	553,932
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	73

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (b)	300,000	317,148
6.25%, 3/15/2032 (b)	322,000	332,535
6.00%, 2/1/2033 (b)	560,000	573,657
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (b)	985,000	977,990
6.63%, 5/1/2032 (b)	444,000	456,999
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	7,000	6,996
Station Casinos LLC 4.50%, 2/15/2028 (b)	1,020,000	978,965
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (h)	200,000	192,188
5.00%, 1/15/2029 (h)	200,000	178,008
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	293,000	304,557
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (h)	200,000	190,600
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	3,405,000	3,331,482
		19,724,476
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	535,000	530,484
Newell Brands, Inc.
4.88%, 6/1/2025	140,000	139,510
5.70%, 4/1/2026 (j)	2,660,000	2,650,602
6.87%, 4/1/2036 (j)	250,000	237,730
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	3,135,000	2,907,057
		6,465,383
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	602,365
4.13%, 10/15/2030	475,000	436,442
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	1,017,000	980,172
4.38%, 3/31/2029 (b)	1,712,000	1,609,478
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	129,000	114,051
		3,742,508
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	965,000	920,433
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (h)	630,000	636,105
		1,556,538
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — 0.0% ^
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (g)	690,000	707,828
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	700,000	707,000
Mattel, Inc. 5.88%, 12/15/2027 (b)	530,000	535,671
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	185,000	184,981
		1,427,652
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (b)	150,000	140,369
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	1,165,000	1,224,112
Esab Corp. 6.25%, 4/15/2029 (b)	330,000	339,007
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	133,217
Terex Corp. 5.00%, 5/15/2029 (b)	80,000	77,672
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	150,000	157,184
Wabash National Corp. 4.50%, 10/15/2028 (b)	150,000	138,089
		2,209,650
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (h)	945,960	918,527
Media — 2.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,365,293
2.80%, 4/1/2031	2,500,000	2,120,496
6.65%, 2/1/2034	50,000	52,075
5.38%, 4/1/2038	100,000	90,986
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	2,322,000	2,268,390
7.75%, 4/15/2028 (b)	632,000	550,851
9.00%, 9/15/2028 (b)	2,062,000	2,191,840
CSC Holdings LLC
5.38%, 2/1/2028 (b)	300,000	230,667
6.50%, 2/1/2029 (b)	3,160,000	2,385,045
Directv Financing LLC 5.88%, 8/15/2027 (b)	3,000,000	2,904,955
DISH DBS Corp.
5.88%, 11/15/2024	8,261,000	8,018,767
7.75%, 7/1/2026	1,835,000	1,234,663
5.25%, 12/1/2026 (b)	1,029,000	881,468
SEE NOTES TO FINANCIAL STATEMENTS.

74	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
DISH Network Corp. 11.75%, 11/15/2027 (b)	2,217,000	2,254,168
GCI LLC 4.75%, 10/15/2028 (b)	453,000	429,700
Gray Television, Inc.
7.00%, 5/15/2027 (b)	585,000	564,230
10.50%, 7/15/2029 (b)	1,079,000	1,107,456
4.75%, 10/15/2030 (b)	1,419,000	807,983
5.38%, 11/15/2031 (b)	1,523,000	872,362
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,040,000	873,459
5.25%, 8/15/2027 (b)	2,945,000	1,842,106
Lamar Media Corp. 4.88%, 1/15/2029	340,000	333,926
Midcontinent Communications 8.00%, 8/15/2032 (b)	418,000	416,434
News Corp.
3.88%, 5/15/2029 (b)	1,940,000	1,824,476
5.13%, 2/15/2032 (b)	180,000	175,005
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	3,185,000	3,112,403
4.75%, 11/1/2028 (b)	1,220,000	1,139,878
Outfront Media Capital LLC
4.25%, 1/15/2029 (b)	1,200,000	1,132,602
4.63%, 3/15/2030 (b)	175,000	164,074
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (b)	340,000	239,914
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (b)	1,350,000	1,319,634
4.00%, 7/15/2028 (b)	2,150,000	2,013,789
5.50%, 7/1/2029 (b)	2,500,000	2,433,134
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,260,000	1,194,446
TEGNA, Inc. 5.00%, 9/15/2029	1,670,000	1,551,100
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	2,160,000	2,185,348
7.38%, 6/30/2030 (b)	345,000	331,145
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (b)	1,140,000	1,138,193
		53,752,461
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (b)	200,000	199,562
6.13%, 5/15/2028 (b)	200,000	202,579
7.13%, 3/15/2031 (b)	965,000	1,014,825
ATI, Inc.
5.88%, 12/1/2027	375,000	375,724
4.88%, 10/1/2029	25,000	24,242
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
7.25%, 8/15/2030	175,000	185,835
Big River Steel LLC 6.63%, 1/31/2029 (b)	55,000	55,612
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	920,000	918,157
7.00%, 3/15/2032 (b)	202,000	202,860
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (h)	900,000	861,187
Novelis Corp.
4.75%, 1/30/2030 (b)	2,164,000	2,066,630
3.88%, 8/15/2031 (b)	496,000	444,719
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	134,000	136,680
		6,688,612
Multi-Utilities — 0.2%
Dominion Energy, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (g)	2,880,000	2,999,467
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (g)	680,000	688,943
		3,688,410
Oil, Gas & Consumable Fuels — 3.9%
6297782 LLC (Canada) 4.91%, 9/1/2027 (b)	595,000	596,249
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (h)	421,666	415,341
5.75%, 6/15/2033 (b)	500,000	409,218
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	600,000	597,669
5.75%, 1/15/2028 (b)	2,380,000	2,380,669
5.38%, 6/15/2029 (b)	710,000	701,501
Antero Resources Corp.
8.38%, 7/15/2026 (b)	20,000	20,678
7.63%, 2/1/2029 (b)	424,000	438,793
5.38%, 3/1/2030 (b)	860,000	849,580
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (b)	467,000	468,479
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (h)	500,000	520,156
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	1,015,000	1,081,572
7.38%, 3/15/2032 (b)	315,000	326,241
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	264,000	274,602
7.25%, 7/15/2032 (b)	182,000	190,824
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	75

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	3,595,000	3,521,720
Buckeye Partners LP
3.95%, 12/1/2026	1,462,000	1,420,386
4.13%, 12/1/2027	195,000	187,036
4.50%, 3/1/2028 (b)	230,000	220,470
California Resources Corp. 7.13%, 2/1/2026 (b)	39,000	39,152
Chesapeake Energy Corp.
5.50%, 2/1/2026 (b)	105,000	104,940
6.75%, 4/15/2029 (b)	2,870,000	2,912,886
Chord Energy Corp. 6.38%, 6/1/2026 (b)	775,000	779,348
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	665,000	701,086
8.63%, 11/1/2030 (b)	1,290,000	1,402,234
8.75%, 7/1/2031 (b)	692,000	746,790
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	390,000	406,571
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	140,000	137,710
5.88%, 1/15/2030 (b)	2,235,000	2,113,018
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	1,450,000	1,537,497
7.38%, 1/15/2033 (b)	325,000	333,356
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	2,130,000	2,023,478
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	149,843
4.63%, 11/2/2031	100,000	84,570
8.88%, 1/13/2033	1,180,000	1,251,980
8.38%, 1/19/2036	252,000	255,231
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (g)	2,030,000	1,940,795
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (g)	305,000	319,114
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	1,160,000	1,195,767
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (h)	500,000	475,555
5.38%, 3/30/2028 (h)	50,000	45,125
Energy Transfer LP
5.75%, 4/1/2025	125,000	124,902
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.63%, 5/1/2027 (b)	335,000	335,806
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (g)	1,000,000	1,063,953
EQM Midstream Partners LP
6.00%, 7/1/2025 (b)	123,000	123,129
6.50%, 7/1/2027 (b)	1,155,000	1,183,866
5.50%, 7/15/2028	525,000	528,504
7.50%, 6/1/2030 (b)	210,000	229,197
4.75%, 1/15/2031 (b)	390,000	374,711
Genesis Energy LP
8.00%, 1/15/2027	1,675,000	1,715,058
8.25%, 1/15/2029	137,000	142,353
7.88%, 5/15/2032	233,000	239,099
Greenko Dutch BV (India) 3.85%, 3/29/2026 (h)	364,000	350,350
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (h)	400,000	398,168
Greenko Wind Projects Mauritius Ltd. (India) 5.50%, 4/6/2025 (h)	200,000	198,812
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	430,000	436,780
Hess Midstream Operations LP
5.63%, 2/15/2026 (b)	2,005,000	1,999,507
5.13%, 6/15/2028 (b)	55,000	54,372
4.25%, 2/15/2030 (b)	540,000	510,365
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (b)	150,000	159,907
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	887,000	889,849
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	650,000	639,775
6.50%, 6/30/2027 (h)	150,000	143,625
6.75%, 6/30/2030 (h)	50,000	46,203
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (h)	200,000	198,500
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	621,000	635,108
8.38%, 2/15/2032 (b)	314,000	323,146
NuStar Logistics LP
6.00%, 6/1/2026	180,000	181,684
5.63%, 4/28/2027	615,000	616,644
6.38%, 10/1/2030	685,000	715,641
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	405,000	405,046
9.88%, 7/15/2031 (b)	1,290,000	1,444,742
6.25%, 2/1/2033 (b)	371,000	380,425
SEE NOTES TO FINANCIAL STATEMENTS.

76	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (h)	1,500,000	1,301,715
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (h)	500,000	374,375
5.63%, 6/19/2047 (b)	600,000	378,522
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	200,000	192,312
6.88%, 8/4/2026	250,000	246,407
6.50%, 3/13/2027	400,000	384,700
5.35%, 2/12/2028	300,000	273,507
5.95%, 1/28/2031	330,000	272,973
6.70%, 2/16/2032	1,100,000	944,350
10.00%, 2/7/2033	2,050,000	2,096,125
6.38%, 1/23/2045	410,000	275,853
7.69%, 1/23/2050	3,600,000	2,671,920
Range Resources Corp.
8.25%, 1/15/2029	1,333,000	1,381,591
4.75%, 2/15/2030 (b)	193,000	185,244
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (b)	240,000	236,129
4.80%, 5/15/2030 (b)	150,000	139,242
SM Energy Co.
6.75%, 9/15/2026	520,000	520,487
6.63%, 1/15/2027	755,000	756,126
6.50%, 7/15/2028	175,000	175,964
6.75%, 8/1/2029 (b)	378,000	383,899
7.00%, 8/1/2032 (b)	324,000	331,929
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	164,418
5.38%, 2/1/2029	565,000	557,785
5.38%, 3/15/2030	695,000	688,934
Sunoco LP
7.00%, 5/1/2029 (b)	225,000	234,380
4.50%, 5/15/2029	815,000	782,486
4.50%, 4/30/2030	685,000	650,887
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	90,000	89,746
5.50%, 1/15/2028 (b)	920,000	887,685
6.00%, 12/31/2030 (b)	570,000	543,582
6.00%, 9/1/2031 (b)	180,000	170,587
Targa Resources Partners LP 6.50%, 7/15/2027	285,000	288,123
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (g)	100,000	93,797
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	1,592,000	1,667,225
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
9.50%, 2/1/2029 (b)	435,000	490,218
7.00%, 1/15/2030 (b)	516,000	527,532
9.88%, 2/1/2032 (b)	435,000	483,285
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	329,271
7.88%, 4/15/2032 (b)	66,000	67,570
		72,607,338
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	2,464,583	2,451,820
5.75%, 4/20/2029 (b)	770,000	754,777
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	792,000	782,789
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (b)	200,910	202,774
United Airlines, Inc. 4.38%, 4/15/2026 (b)	920,000	897,799
		5,089,959
Personal Care Products — 0.2%
Coty, Inc.
5.00%, 4/15/2026 (b)	629,000	626,112
4.75%, 1/15/2029 (b)	255,000	248,284
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	2,710,000	2,688,255
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	450,000	443,427
		4,006,078
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	1,065,000	960,668
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	2,490,000	2,396,911
5.75%, 8/15/2027 (b)	2,215,000	1,794,150
5.00%, 2/15/2029 (b)	450,000	231,750
5.25%, 1/30/2030 (b)	70,000	35,000
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (b)	75,000	74,590
3.13%, 2/15/2029 (b)	215,000	209,688
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	250,000	240,114
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (j)	420,000	434,920
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	259,000	275,001
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	77

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Organon & Co.
4.13%, 4/30/2028 (b)	1,840,000	1,759,074
5.13%, 4/30/2031 (b)	1,500,000	1,404,816
		9,816,682
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (b)	150,000	155,565
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	253,000	181,588
5.25%, 4/15/2030 (b)	315,000	219,631
		401,219
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	365,000	367,113
Entegris, Inc.
4.38%, 4/15/2028 (b)	190,000	182,504
4.75%, 4/15/2029 (b)	750,000	735,984
5.95%, 6/15/2030 (b)	1,640,000	1,662,239
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	1,190,000	1,130,929
Synaptics, Inc. 4.00%, 6/15/2029 (b)	150,000	140,403
		4,219,172
Software — 0.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	1,185,000	1,133,711
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	2,315,000	2,200,483
NCR Voyix Corp. 5.13%, 4/15/2029 (b)	4,390,000	4,305,062
RingCentral, Inc. 8.50%, 8/15/2030 (b)	295,000	315,219
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	2,715,000	2,712,196
		10,666,671
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 5.00%, 7/15/2028 (b)	145,000	142,313
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	90,000	86,970
4.63%, 11/15/2029 (b)	2,060,000	1,961,252
4.75%, 3/1/2030	95,000	90,776
Bath & Body Works, Inc.
7.50%, 6/15/2029	135,000	139,566
6.75%, 7/1/2036	115,000	117,824
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	795,000	712,395
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Lithia Motors, Inc.
3.88%, 6/1/2029 (b)	1,370,000	1,270,638
4.38%, 1/15/2031 (b)	180,000	165,798
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	324,834
PetSmart, Inc. 4.75%, 2/15/2028 (b)	4,065,000	3,887,956
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	1,263,000	1,180,309
Staples, Inc. 10.75%, 9/1/2029 (b)	1,600,000	1,507,048
		11,445,366
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	520,000	494,983
8.25%, 12/15/2029	415,000	449,920
8.50%, 7/15/2031	67,000	72,861
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	605,000	518,157
8.88%, 11/30/2029 (b)	418,000	392,210
		1,928,131
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (b)	150,000	149,733
Trading Companies & Distributors — 0.6%
Air Lease Corp. 5.85%, 12/15/2027	540,000	559,387
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	1,464,000	1,522,109
8.63%, 5/15/2032 (b)	125,000	130,712
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	1,260,000	1,250,793
Imola Merger Corp. 4.75%, 5/15/2029 (b)	3,390,000	3,262,758
United Rentals North America, Inc. 4.88%, 1/15/2028	1,956,000	1,929,448
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	980,000	1,005,369
6.38%, 3/15/2029 (b)	663,000	680,311
6.63%, 3/15/2032 (b)	385,000	396,625
		10,737,512
Wireless Telecommunication Services — 0.1%
Altice France Holding SA 10.50%, 5/15/2027 (b)	400,000	158,232
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (h)	180,000	174,083
4.50%, 4/27/2031 (b)	400,000	355,752
SEE NOTES TO FINANCIAL STATEMENTS.

78	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
United States Cellular Corp. 6.70%, 12/15/2033	150,000	165,184
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (g)	100,000	89,889
		943,140
Total Corporate Bonds (Cost $498,973,190)		509,258,626
Commercial Mortgage-Backed Securities — 21.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.28%, 8/10/2035 (b) (k)	935,000	899,051
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (b)	500,000	488,778
Series 2015-200P, Class C, 3.72%, 4/14/2033 (b) (k)	1,000,000	969,902
Series 2015-200P, Class D, 3.72%, 4/14/2033 (b) (k)	2,507,500	2,417,649
Banc of America Re-Remic Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (b)	3,000,000	1,845,575
BANK
Series 2022-BNK39, Class XA, IO, 0.53%, 2/15/2055 (k)	8,038,837	205,978
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	700,000	465,480
Series 2020-BN28, Class XA, IO, 1.88%, 3/15/2063 (k)	4,109,539	341,386
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	320,000	187,783
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (k)	5,800,000	6,039,097
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,797,627	6,092,749
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	870,162
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (k)	4,500,000	260,929
Series 2023-C20, Class XA, IO, 1.07%, 7/15/2056 (k)	13,280,034	700,390
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (k)	1,350,000	1,461,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-C22, Class A5, 6.80%, 11/15/2056 (k)	2,900,000	3,318,899
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (k)	4,350,000	4,653,325
Benchmark Mortgage Trust
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	738,958
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	726,744
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (k)	800,000	781,502
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (k)	604,000	644,518
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (k)	200,000	210,101
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	457,085
Series 2024-V5, Class C, 7.20%, 1/10/2057 (k)	300,000	306,843
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,431,441
BHMS Series 2018-ATLS, Class A, 6.88%, 7/15/2035 (b) (k)	4,705,000	4,703,502
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (k)	3,600,000	3,852,664
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (b)	5,000,000	3,501,000
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,745,271
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (k)	6,280,000	6,621,287
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (k)	3,310,000	3,578,751
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,639,644
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,498,172
Series 2024-5C3, Class C, 7.09%, 2/15/2057 (k)	700,000	718,911
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (k)	2,300,000	2,454,810
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (k)	26,997,618	1,853,859
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,824,111
BX Series 2021-MFM1, Class A, 6.15%, 1/15/2034 (b) (k)	383,973	380,853
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	79

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 6.18%, 10/15/2036 (b) (k)	337,457	332,673
Series 2021-VINO, Class A, 6.10%, 5/15/2038 (b) (k)	259,542	256,785
Series 2021-ACNT, Class A, 6.30%, 11/15/2038 (b) (k)	797,922	790,192
Series 2024-MF, Class A, 6.78%, 2/15/2039 (b) (k)	1,970,000	1,967,537
Series 2024-MF, Class B, 7.03%, 2/15/2039 (b) (k)	800,000	793,500
BX Trust Series 2022-LBA6, Class A, 6.34%, 1/15/2039 (b) (k)	155,000	153,595
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	680,000	640,291
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (k)	580,000	525,708
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	3,800,000	2,058,544
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	5,000,000	3,887,405
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (k)	3,588,000	3,576,004
Series 2018-C5, Class XA, IO, 0.83%, 6/10/2051 (k)	1,467,061	32,132
Series 2018-C6, Class XA, IO, 0.93%, 11/10/2051 (k)	2,032,282	55,357
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,059,933
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (k)	4,082,000	3,729,324
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.80%, 2/10/2047 (k)	2,967,820	2,739,298
Series 2014-CR15, Class C, 4.08%, 2/10/2047 (k)	1,000,000	939,900
Series 2014-UBS5, Class C, 4.76%, 9/10/2047 (k)	2,300,000	2,088,526
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	2,500,000	2,226,886
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (b) (k)	500,000	366,487
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (b) (k)	3,000,000	2,378,912
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (k)	65,000	61,549
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.31%, 6/15/2057 (k)	4,250,000	3,641,673
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (b) (k)	1,885,000	1,900,086
FHLMC
Series 2023-MN7, Class M1, 8.95%, 9/25/2043 (b) (k)	886,102	903,937
Series 2023-MN7, Class B1, 14.20%, 9/25/2043 (b) (k)	500,000	533,746
Series 2024-MN8, Class M1, 8.20%, 5/25/2044 (b) (k)	2,298,276	2,309,651
Series 2024-MN8, Class M2, 9.60%, 5/25/2044 (b) (k)	2,500,000	2,577,219
Series 2024-MN8, Class B1, 12.70%, 5/25/2044 (b) (k)	1,200,000	1,235,902
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (k)	2,000,000	101,761
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (k)	2,000,000	111,708
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	2,500,000	353,404
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (k)	5,600,000	401,095
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (k)	18,000,000	4,094,975
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.85%, 7/25/2041 (b) (k)	200,000	163,646
Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (b) (k)	712,138	708,117
Series 2021-MN1, Class M2, 9.10%, 1/25/2051 (b) (k)	3,000,000	3,041,109
Series 2021-MN3, Class M2, 9.35%, 11/25/2051 (b) (k)	4,700,000	4,576,315
Series 2021-MN3, Class B1, 12.20%, 11/25/2051 (b) (k)	1,750,000	1,663,869
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (k)	5,478,507	32,561
Series K738, Class X1, IO, 1.62%, 1/25/2027 (k)	44,125,278	1,196,669
Series K063, Class X3, IO, 2.15%, 2/25/2027 (k)	11,342,000	532,912
Series K740, Class X1, IO, 0.82%, 9/25/2027 (k)	15,637,369	293,651
Series K072, Class X1, IO, 0.49%, 12/25/2027 (k)	15,113,598	155,841
SEE NOTES TO FINANCIAL STATEMENTS.

80	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K742, Class X1, IO, 0.86%, 3/25/2028 (k)	2,748,758	48,788
Series K742, Class X3, IO, 2.68%, 4/25/2028 (k)	5,000,000	415,703
Series K743, Class X1, IO, 1.02%, 5/25/2028 (k)	1,640,786	47,940
Series K078, Class X1, IO, 0.22%, 6/25/2028 (k)	61,862,295	260,446
Series K745, Class X1, IO, 0.76%, 8/25/2028 (k)	15,196,266	316,175
Series K082, Class X1, IO, 0.15%, 9/25/2028 (k)	195,316,215	467,724
Series K083, Class X1, IO, 0.18%, 9/25/2028 (k)	131,376,606	388,704
Series K084, Class X3, IO, 2.31%, 11/25/2028 (k)	751,485	62,588
Series K091, Class X1, IO, 0.71%, 3/25/2029 (k)	8,739,777	196,967
Series K519, Class AS, 5.83%, 3/25/2029 (k)	3,698,425	3,710,091
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (k)	55,000,000	609,032
Series K094, Class X1, IO, 1.01%, 6/25/2029 (k)	13,475,255	472,915
Series K100, Class X1, IO, 0.77%, 9/25/2029 (k)	54,551,274	1,524,981
Series K101, Class X3, IO, 1.95%, 10/25/2029 (k)	20,000,000	1,677,146
Series K090, Class X3, IO, 2.39%, 10/25/2029 (k)	5,000,000	469,532
Series K103, Class X1, IO, 0.76%, 11/25/2029 (k)	26,178,829	727,305
Series K104, Class X1, IO, 1.24%, 1/25/2030 (k)	9,163,491	442,457
Series K107, Class X1, IO, 1.71%, 1/25/2030 (k)	10,805,438	760,089
Series K109, Class X1, IO, 1.69%, 4/25/2030 (k)	18,721,758	1,332,491
Series K110, Class X1, IO, 1.81%, 4/25/2030 (k)	8,810,870	649,960
Series K114, Class X1, IO, 1.21%, 6/25/2030 (k)	2,113,007	112,198
Series K115, Class X1, IO, 1.42%, 6/25/2030 (k)	7,928,944	493,491
Series K119, Class X1, IO, 1.02%, 9/25/2030 (k)	7,312,251	327,682
Series K120, Class X1, IO, 1.13%, 10/25/2030 (k)	21,618,151	1,070,812
Series K754, Class XAM, IO, 0.21%, 11/25/2030 (k)	116,738,000	637,962
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K123, Class X1, IO, 0.86%, 12/25/2030 (k)	18,340,382	699,029
Series K129, Class X3, IO, 3.27%, 5/25/2031 (k)	8,000,000	1,356,491
Series K131, Class X1, IO, 0.83%, 7/25/2031 (k)	11,962,018	490,034
Series K-152, Class A1, 3.78%, 1/25/2032	1,185,725	1,158,769
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,617,397
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (k)	2,700,000	982,378
Series K-163, Class X3, IO, 5.88%, 4/25/2034 (k)	2,500,000	978,462
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (k)	1,185,664	50,154
Series K-1514, Class X3, IO, 2.86%, 10/25/2034 (k)	13,043,739	2,616,839
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (k)	2,500,000	575,917
Series Q012, Class X, IO, 4.08%, 9/25/2035 (k)	400,108	65,437
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (k)	20,545,813	1,304,499
Series K-1519, Class X1, IO, 0.69%, 12/25/2035 (k)	7,071,431	322,050
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (k)	45,148,290	1,685,395
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (k)	4,500,000	960,903
Series K-1515, Class X3, IO, 3.81%, 3/25/2038 (k)	3,000,000	828,642
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (k)	1,000,000	263,685
Series K044, Class X3, IO, 1.55%, 1/25/2043 (k)	90,000,000	455,373
Series K067, Class X3, IO, 2.19%, 9/25/2044 (k)	15,000,000	843,255
Series K068, Class X3, IO, 2.13%, 10/25/2044 (k)	12,000,000	672,541
Series K060, Class X3, IO, 1.96%, 12/25/2044 (k)	11,949,868	449,762
Series K062, Class X3, IO, 2.15%, 1/25/2045 (k)	14,999,876	661,376
Series K730, Class X3, IO, 2.10%, 2/25/2045 (k)	25,000,000	179,648
Series K065, Class X3, IO, 2.26%, 7/25/2045 (k)	8,509,531	472,486
Series K066, Class X3, IO, 2.24%, 8/25/2045 (k)	25,000,000	1,422,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	81

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K071, Class X3, IO, 2.08%, 11/25/2045 (k)	8,700,000	507,001
Series K085, Class X3, IO, 2.39%, 12/25/2045 (k)	1,850,000	150,926
Series K097, Class X3, IO, 2.09%, 9/25/2046 (k)	3,000,000	256,287
Series K082, Class X3, IO, 2.29%, 10/25/2046 (k)	10,000,000	816,383
Series K083, Class X3, IO, 2.37%, 11/25/2046 (k)	621,062	52,031
Series K092, Class X3, IO, 2.33%, 5/25/2047 (k)	43,959,013	4,004,420
Series K737, Class X3, IO, 1.83%, 1/25/2048 (k)	11,779,376	427,953
Series K109, Class X3, IO, 3.50%, 5/25/2048 (k)	3,400,000	539,175
Series K119, Class X3, IO, 2.82%, 9/25/2048 (k)	5,000,000	696,492
Series K121, Class X3, IO, 2.87%, 11/25/2048 (k)	5,000,000	696,960
Series K126, Class X3, IO, 2.72%, 1/25/2049 (k)	12,950,000	1,781,870
Series K124, Class X3, IO, 2.71%, 2/25/2049 (k)	5,000,000	667,604
Series K125, Class X3, IO, 2.74%, 2/25/2049 (k)	16,750,000	2,281,322
Series K741, Class X3, IO, 2.53%, 3/25/2049 (k)	13,766,615	954,164
Series K127, Class X3, IO, 2.74%, 3/25/2049 (k)	4,000,000	543,936
Series K743, Class X3, IO, 3.06%, 6/25/2049 (k)	13,000,000	1,196,781
Series K147, Class X3, IO, 3.93%, 6/25/2050 (k)	6,400,000	1,451,705
Series K096, Class X3, IO, 2.11%, 8/25/2051 (k)	8,380,000	689,932
Series K148, Class X3, IO, 4.29%, 8/25/2054 (k)	17,000,000	4,308,827
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (k)	5,000,000	1,348,715
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (k)	16,498,108	547,359
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.89%, 2/10/2056 (k)	5,066,877	102,426
FNMA ACES
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (k)	3,381,222	44,438
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (k)	2,827,958	33,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-M31, Class AB, 0.50%, 10/25/2032	72,341	60,240
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (k)	1,500,000	1,506,064
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.97%, 9/25/2024 (b) (k)	828,828	826,597
Series 2018-KF45, Class B, 7.42%, 3/25/2025 (b) (k)	675,023	664,262
Series 2018-KF47, Class B, 7.47%, 5/25/2025 (b) (k)	243,085	240,140
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (b) (k)	25,000	24,275
Series 2018-KF53, Class B, 7.52%, 10/25/2025 (k)	24,588	24,091
Series 2019-KF60, Class B, 7.82%, 2/25/2026 (b) (k)	722,804	704,911
Series 2019-KF62, Class B, 7.52%, 4/25/2026 (b) (k)	5,297	5,055
Series 2019-K735, Class B, 4.16%, 5/25/2026 (b) (k)	150,000	147,011
Series 2019-KF72, Class B, 7.57%, 11/25/2026 (b) (k)	730,796	698,033
Series 2017-KF40, Class B, 8.17%, 11/25/2027 (b) (k)	943,700	887,764
Series 2018-KF43, Class B, 7.62%, 1/25/2028 (b) (k)	21,473	20,574
Series 2018-KF50, Class B, 7.37%, 7/25/2028 (b) (k)	3,383	3,223
Series 2018-K84, Class D, PO, , 11/25/2028 (b)	3,500,000	2,424,814
Series 2018-KF54, Class B, 7.67%, 11/25/2028 (k)	628,980	587,332
Series 2019-KF59, Class B, 7.82%, 2/25/2029 (b) (k)	675,975	644,147
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	58,543,004	200,276
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	19,480,761	61,018
Series 2019-KW09, Class C, PO, , 6/25/2029 (b)	790,000	529,319
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	10,000,000	37,001
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	12,014,516	45,640
Series 2019-KF67, Class C, 11.47%, 8/25/2029 (b) (k)	2,377,288	2,021,548
Series 2020-KF76, Class B, 8.22%, 1/25/2030 (b) (k)	641,021	626,793
SEE NOTES TO FINANCIAL STATEMENTS.

82	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K107, Class D, 3.62%, 2/25/2030 (b) (k)	4,500,000	3,511,580
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (k)	300,000	262,240
Series 2022-KF132, Class CS, 11.75%, 2/25/2032 (b) (k)	3,651,796	3,079,918
Series 2019-KW10, Class C, PO, , 10/25/2032 (b)	1,300,000	839,957
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	14,362,072	52,693
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	1,600,000	6,208
Series 2023-KF149, Class CS, 11.50%, 12/25/2032 (b) (k)	462,653	474,705
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	169,751,256	1,129,949
Series 2015-K46, Class C, 3.82%, 4/25/2048 (b) (k)	100,000	98,525
Series 2017-K69, Class D, PO, , 10/25/2049 (b)	3,000,000	2,276,713
Series 2017-K724, Class D, PO, , 12/25/2049 (b)	67,605	66,593
Series 2017-K62, Class B, 4.01%, 1/25/2050 (b) (k)	415,000	405,126
Series 2018-K730, Class B, 3.92%, 2/25/2050 (b) (k)	200,000	197,928
Series 2019-K91, Class C, 4.40%, 4/25/2051 (b) (k)	250,000	239,657
Series 2019-K92, Class D, PO, , 5/25/2052 (b)	4,900,000	3,349,062
Series 2020-K116, Class D, PO, , 9/25/2052 (b)	4,500,000	2,601,235
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (b)	59,335,468	244,278
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (b)	12,768,420	56,675
Series 2020-K105, Class D, PO, , 3/25/2053 (b)	4,000,000	2,407,267
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	51,971,028	204,943
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	12,000,000	52,182
Series 2020-K113, Class D, PO, , 5/25/2053 (b)	4,300,000	2,601,115
Series 2020-K739, Class D, PO, , 11/25/2053 (b)	7,000,000	5,286,832
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	71,592,810	163,368
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	17,500,000	45,119
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-K122, Class D, PO, , 1/25/2054 (b)	4,000,000	2,281,995
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (b)	10,972,469	51,801
GNMA
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (k)	1,056,760	949,518
Series 2015-33, IO, 0.25%, 2/16/2056 (k)	47,017,355	356,899
Series 2017-76, IO, 0.77%, 12/16/2056 (k)	5,856,622	225,549
Series 2017-9, IO, 0.66%, 1/16/2057 (k)	22,587,966	858,209
Series 2023-127, IO, 0.42%, 7/16/2057 (k)	92,809,309	1,515,010
Series 2016-165, IO, 0.63%, 12/16/2057 (k)	4,931,320	159,657
Series 2017-16, IO, 0.38%, 9/16/2058 (k)	16,682,492	340,483
Series 2017-70, IO, 0.38%, 2/16/2059 (k)	44,267,934	1,069,469
Series 2023-108, IO, 0.69%, 8/16/2059 (k)	12,339,944	469,458
Series 2018-9, IO, 0.44%, 1/16/2060 (k)	8,766,421	270,714
Series 2019-109, IO, 0.80%, 4/16/2060 (k)	5,580,295	311,676
Series 2018-85, IO, 0.55%, 7/16/2060 (k)	13,800,014	498,861
Series 2021-17, IO, 1.05%, 1/16/2061 (k)	13,222,725	1,027,418
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (k)	10,293,620	598,826
Series 2021-90, IO, 0.83%, 5/16/2061 (k)	17,621,978	1,060,277
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	2,095,404	105,582
Series 2021-147, IO, 0.99%, 6/16/2061 (k)	7,652,465	559,554
Series 2019-155, IO, 0.53%, 7/16/2061 (k)	5,484,801	221,323
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (k)	6,619,087	383,253
Series 2019-154, IO, 0.58%, 9/16/2061 (k)	7,176,218	291,576
Series 2021-218, IO, 0.96%, 10/16/2061 (k)	17,973,664	1,317,245
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (k)	942,663	60,090
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	83

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-28, IO, 0.82%, 11/16/2061 (k)	5,507,130	312,867
Series 2019-130, IO, 0.68%, 1/16/2062 (k)	18,108,151	936,139
Series 2020-2, IO, 0.59%, 3/16/2062 (k)	10,284,674	453,500
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (k)	3,488,764	213,313
Series 2020-110, IO, 0.98%, 3/16/2062 (k)	18,804,217	1,282,280
Series 2020-10, IO, 0.58%, 4/16/2062 (k)	10,446,272	439,806
Series 2020-23, IO, 0.66%, 4/16/2062 (k)	9,628,664	456,242
Series 2020-38, IO, 0.82%, 4/16/2062 (k)	14,827,593	866,858
Series 2020-120, IO, 0.77%, 5/16/2062 (k)	5,726,596	339,040
Series 2020-100, IO, 0.78%, 5/16/2062 (k)	5,646,439	338,609
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (k)	8,785,701	526,108
Series 2020-118, IO, 0.88%, 6/16/2062 (k)	6,338,079	379,553
Series 2020-194, IO, 1.08%, 6/16/2062 (k)	8,309,394	602,087
Series 2020-169, IO, 0.85%, 7/16/2062 (k)	6,259,912	395,188
Series 2020-64, IO, 1.20%, 7/16/2062 (k)	3,556,944	299,638
Series 2020-161, IO, 1.05%, 8/16/2062 (k)	9,038,010	655,120
Series 2020-6, IO, 0.70%, 10/16/2062 (k)	9,708,343	560,739
Series 2021-33, IO, 0.84%, 10/16/2062 (k)	53,175,239	3,413,712
Series 2021-71, IO, 0.86%, 10/16/2062 (k)	3,450,577	221,653
Series 2021-28, IO, 1.04%, 10/16/2062 (k)	13,622,508	1,024,238
Series 2021-11, IO, 1.02%, 12/16/2062 (k)	8,572,948	618,251
Series 2021-35, IO, 1.03%, 12/16/2062 (k)	3,170,117	238,758
Series 2021-40, IO, 0.82%, 2/16/2063 (k)	3,076,642	190,536
Series 2021-120, IO, 0.99%, 2/16/2063 (k)	6,286,243	458,916
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (k)	3,247,661	164,965
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-106, IO, 0.86%, 4/16/2063 (k)	50,225,998	3,355,694
Series 2021-151, IO, 0.92%, 4/16/2063 (k)	7,904,742	553,516
Series 2021-168, IO, 0.80%, 5/16/2063 (k)	13,174,619	818,005
Series 2021-60, IO, 0.83%, 5/16/2063 (k)	2,219,146	135,180
Series 2021-126, IO, 0.85%, 5/16/2063 (k)	9,629,903	643,623
Series 2021-22, IO, 0.97%, 5/16/2063 (k)	7,769,411	542,031
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	4,873,777	354,003
Series 2021-170, IO, 0.99%, 5/16/2063 (k)	11,892,834	862,342
Series 2024-32, IO, 0.71%, 6/16/2063 (k)	47,462,405	2,390,150
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (k)	1,707,282	88,387
Series 2021-133, IO, 0.88%, 7/16/2063 (k)	8,917,431	605,898
Series 2022-67, IO, 0.89%, 8/16/2063 (k)	18,667,362	1,403,360
Series 2021-61, IO, 1.04%, 8/16/2063 (k)	1,372,611	101,774
Series 2023-15, Class AB, 4.00%, 8/16/2063 (k)	735,905	710,196
Series 2023-179, IO, 0.61%, 9/16/2063 (k)	74,722,980	3,201,297
Series 2021-164, IO, 0.95%, 10/16/2063 (k)	14,705,503	1,078,953
Series 2021-110, IO, 0.87%, 11/16/2063 (k)	5,672,592	381,255
Series 2021-200, IO, 0.88%, 11/16/2063 (k)	1,958,686	135,707
Series 2021-180, IO, 0.91%, 11/16/2063 (k)	8,814,977	622,001
Series 2021-185, IO, 1.10%, 11/16/2063 (k)	1,496,321	124,634
Series 2021-220, IO, 0.83%, 12/16/2063 (k)	10,991,806	686,876
Series 2022-106, IO, 0.69%, 2/16/2064 (k)	2,800,420	163,725
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (k)	7,033,612	419,061
Series 2021-224, IO, 0.78%, 4/16/2064 (k)	1,920,292	123,950
Series 2022-149, IO, 0.45%, 6/16/2064 (k)	13,164,586	559,991
SEE NOTES TO FINANCIAL STATEMENTS.

84	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-134, IO, 0.51%, 6/16/2064 (k)	2,919,937	128,789
Series 2022-165, IO, 0.59%, 6/16/2064 (k)	9,502,493	499,914
Series 2022-80, IO, 0.59%, 6/16/2064 (k)	1,153,484	53,954
Series 2022-62, IO, 0.62%, 6/16/2064 (k)	1,924,749	96,991
Series 2022-52, IO, 0.77%, 6/16/2064 (k)	9,619,203	517,651
Series 2022-141, IO, 0.78%, 6/16/2064 (k)	2,938,894	200,071
Series 2022-210, IO, 0.70%, 7/16/2064 (k)	3,627,395	222,760
Series 2022-199, IO, 0.76%, 7/16/2064 (k)	3,922,543	247,525
Series 2023-15, IO, 0.92%, 8/16/2064 (k)	1,771,746	129,851
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (k)	4,759,797	290,584
Series 2023-28, IO, 0.86%, 2/16/2065 (k)	7,841,458	557,585
Series 2023-26, IO, 0.97%, 4/16/2065 (k)	4,929,831	344,853
Series 2023-51, IO, 1.12%, 5/16/2065 (k)	11,516,080	951,545
Series 2024-17, IO, 1.06%, 6/16/2065 (k)	12,883,797	1,001,277
Series 2023-126, IO, 0.88%, 7/16/2065 (k)	8,112,840	590,162
Series 2023-46, IO, 1.15%, 7/16/2065 (k)	4,500,000	364,180
Series 2024-56, IO, 1.04%, 11/16/2065 (k)	7,485,036	586,161
Series 2024-31, IO, 1.21%, 2/16/2066 (k)	9,951,323	891,639
Series 2024-121, IO, 0.64%, 7/1/2066 (k)	1,708,833	161,599
Series 2024-90, IO, 0.80%, 7/16/2066 (k)	5,988,637	436,964
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (b) (k)	1,000,000	983,858
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (b)	750,000	652,003
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	800,000	505,021
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Harvest Commercial Capital Loan Trust Series 2024-1, Class A, 6.16%, 10/25/2056	3,793,588	3,869,396
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 7.58%, 10/15/2039 (b) (k)	104,962	104,701
Series 2022-LPF2, Class E, 11.28%, 10/15/2039 (b) (k)	240,000	229,578
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.99%, 1/15/2048 (b) (k)	5,000,000	3,931,653
Series 2015-C30, Class C, 4.37%, 7/15/2048 (k)	5,150,000	3,672,355
Series 2015-C31, Class B, 4.78%, 8/15/2048 (k)	3,790,000	3,378,705
Series 2015-C33, Class C, 4.79%, 12/15/2048 (k)	150,000	132,987
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (k)	1,050,000	891,093
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (k)	850,000	772,246
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (b) (k)	1,119,341	982,222
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (k)	4,000,000	3,473,865
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (k)	3,800,000	3,144,606
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class B, 4.50%, 10/15/2047 (k)	100,000	99,603
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	3,000,000	2,379,650
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500,000	3,638,243
Series 2016-C31, Class C, 4.40%, 11/15/2049 (k)	100,000	84,798
Series 2015-C23, Class B, 4.28%, 7/15/2050 (k)	900,000	871,597
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.73%, 3/15/2049 (k)	5,000,000	4,679,906
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	500,000	357,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	85

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	400,000	248,204
MSC Trust Series 2021-ILP, Class A, 6.23%, 11/15/2036 (b) (k)	239,209	235,471
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (k)	10,750,000	11,669,052
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (b) (k)	9,845,461	9,845,478
Series 2020-01, Class M10, 9.21%, 3/25/2050 (b) (k)	15,579,216	15,579,364
Series 2023-01, Class M7, 9.35%, 11/25/2053 (b) (k)	2,489,742	2,578,961
Series 2023-01, Class M10, 11.85%, 11/25/2053 (b) (k)	825,000	912,383
Series 2024-01, Class M7, 8.10%, 7/25/2054 (b) (k)	338,654	340,336
Series 2024-01, Class M10, 9.20%, 7/25/2054 (b) (k)	300,000	302,987
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.73%, 5/15/2039 (b) (k)	2,125,000	2,113,056
Series 2024-DSNY, Class B, 7.08%, 5/15/2039 (b) (k)	4,575,000	4,517,812
SREIT Trust Series 2021-MFP, Class G, 8.43%, 11/15/2038 (b) (k)	1,913,726	1,877,886
UBS Commercial Mortgage Trust Series 2018-C10, Class D, 3.00%, 5/15/2051 (b)	1,000,000	747,272
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (b)	98,573	94,963
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (k)	231,141	222,455
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (k)	467,345	456,978
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (b) (k)	1,000,000	1,001,292
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (b) (k)	500,000	501,214
Series 2015-C29, Class D, 4.36%, 6/15/2048 (k)	5,107,000	4,525,003
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,142,250
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	250,000	183,822
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	973,773
Series 2022-C62, Class C, 4.50%, 4/15/2055 (k)	100,000	82,299
Series 2015-NXS2, Class B, 4.41%, 7/15/2058 (k)	3,500,000	3,215,170
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	2,750,000	2,192,850
Series 2014-C21, Class C, 4.23%, 8/15/2047 (k)	2,150,000	1,973,915
Series 2014-C22, Class C, 3.87%, 9/15/2057 (k)	100,000	80,299
Series 2014-C22, Class B, 4.37%, 9/15/2057 (k)	100,000	89,549
Total Commercial Mortgage-Backed Securities (Cost $407,027,091)		412,407,842
Asset-Backed Securities — 16.1%
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (b)	67,310	67,352
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (b)	1,030,000	1,033,359
Series 2023-A, Class A, 6.61%, 1/18/2028 (b)	500,000	501,787
AIMCO CLO (Cayman Islands) Series 2015-AA, Class BR2, 7.15%, 10/17/2034 (b) (k)	1,700,000	1,699,150
AIMCO CLO Ltd. (Cayman Islands)
Series 2021-16A, Class AR, 6.72%, 7/17/2037 (b) (k)	2,327,000	2,326,225
Series 2021-16A, Class BR, 6.97%, 7/17/2037 (b) (k)	1,808,000	1,806,935
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	3,921	3,986
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	41,000	37,685
American Credit Acceptance Receivables Trust
Series 2024-1, Class B, 5.60%, 11/12/2027 (b)	2,400,000	2,404,358
Series 2023-4, Class B, 6.63%, 2/14/2028 (b)	2,566,000	2,596,185
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	8,900,000	8,725,491
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	190,000	189,277
SEE NOTES TO FINANCIAL STATEMENTS.

86	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3, Class D, 5.83%, 10/13/2028 (b)	267,000	267,690
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	128,611	129,488
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	395,000	400,747
Series 2023-3, Class C, 6.44%, 10/12/2029 (b)	1,083,000	1,097,378
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	1,800,000	1,845,800
Series 2024-1, Class C, 5.63%, 1/14/2030 (b)	1,950,000	1,960,822
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	1,330,000	1,372,541
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	2,965,000	2,998,567
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	1,050,000	1,069,089
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	2,400,000	2,518,321
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (b)	100,000	98,190
Series 2020-SFR3, Class G, 4.99%, 9/17/2037 (b)	1,050,000	1,030,511
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	1,500,000	1,439,179
Apidos CLO (Cayman Islands)
Series 2018-29A, Class A2, 7.10%, 7/25/2030 (b) (k)	1,000,000	1,000,292
Series 2019-31A, Class A1R, 6.66%, 4/15/2031 (b) (k)	911,106	912,817
Series 2020-33A, Class BR, 7.14%, 10/24/2034 (b) (k)	3,460,000	3,454,921
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A3RR, 6.70%, 10/15/2030 (b) (k)	4,500,000	4,492,156
Series 2015-4A, Class BRR, 7.05%, 10/15/2030 (b) (k)	1,416,667	1,414,783
Series 2017-43A, Class BR, 7.26%, 7/15/2034 (b) (k)	4,100,000	4,101,701
ARES CLO Ltd. (Cayman Islands) Series 2018-47A, Class B, 7.01%, 4/15/2030 (b) (k)	250,000	249,673
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	461,000	450,730
Series 2022-3A, Class A, 4.62%, 2/20/2027 (b)	943,000	938,368
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1A, Class C, 6.23%, 4/20/2029 (b)	1,207,000	1,226,747
Series 2023-4A, Class A, 5.49%, 6/20/2029 (b)	800,000	817,756
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	2,700,000	2,839,775
Series 2024-3A, Class A, 5.23%, 12/20/2030 (b)	853,000	864,933
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	403,000	409,362
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	376,000	381,147
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 7.09%, 10/20/2031 (b) (k)	3,500,000	3,499,223
Barings CLO Ltd. (Cayman Islands) Series 2022-1A, Class B, 7.23%, 4/15/2035 (b) (k)	7,000,000	6,999,454
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.85%, 12/26/2031 (b) (k)	228,690	228,689
Series 2024-CAR1, Class D, 7.40%, 12/26/2031 (b) (k)	208,521	209,040
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B, 6.80%, 8/15/2029	442,000	451,347
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,391,335
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	6,871	7,183
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 8.20%, 12/15/2038 (b) (k)	275,000	262,584
Series 2021-FL7, Class E, 8.85%, 12/15/2038 (b) (k)	265,000	249,925
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR, 6.66%, 7/18/2034 (b) (k)	2,800,000	2,800,921
Series 2019-1A, Class CR, 7.54%, 7/18/2034 (b) (k)	3,250,000	3,252,545
Business Jet Securities LLC Series 2024-1A, Class A, 6.20%, 5/15/2039 (b)	1,924,264	1,977,567
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 6.90%, 10/15/2031 (b) (k)	327,065	327,391
Series 2018-1A, Class CR, 7.25%, 10/15/2031 (b) (k)	1,926,600	1,924,030
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	87

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.52%, 4/17/2031 (b) (k)	520,781	520,990
Series 2012-3A, Class BR2, 7.76%, 1/14/2032 (b) (k)	1,000,000	999,740
Series 2015-4A, Class A2RR, 7.13%, 7/20/2032 (b) (k)	800,000	800,912
Series 2015-4A, Class BRR, 7.73%, 7/20/2032 (b) (k)	1,000,000	998,856
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class A2, 7.21%, 10/15/2035 (b) (k)	6,000,000	5,991,198
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class B2, 6.95%, 4/17/2031 (b) (k)	2,037,362	2,036,276
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 6.94%, 1/18/2031 (b) (k)	250,000	249,999
Series 2018-1A, Class B, 6.94%, 4/18/2031 (b) (k)	500,000	500,253
Series 2019-5A, Class A2RS, 7.31%, 1/15/2035 (b) (k)	9,000,000	8,990,892
CoreVest American Finance Trust
Series 2019-1, Class E, 5.69%, 3/15/2052 (b) (k)	300,000	290,121
Series 2019-2, Class E, 5.33%, 6/15/2052 (b) (k)	350,000	317,211
Series 2019-3, Class E, 4.85%, 10/15/2052 (b) (k)	350,000	310,199
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (b)	250,000	251,570
Series 2023-1A, Class A, 6.48%, 3/15/2033 (b)	700,000	709,938
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	300,000	310,050
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	900,000	906,282
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	391,000	405,902
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	2,250,000	2,288,162
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	1,467,000	1,513,882
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	805,000	817,193
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	708,000	722,555
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,486,000	1,517,690
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	930,000	959,110
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (b)	291,750	250,678
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	1,598,133	1,591,594
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (b)	185,500	183,420
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (b)	255,150	251,379
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (b)	1,945,000	1,743,725
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (b)	589,500	597,239
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 7.26%, 1/15/2031 (b) (k)	1,000,000	1,000,502
Series 2018-64A, Class A, 6.51%, 4/18/2031 (b) (k)	850,464	851,347
Series 2018-58A, Class B, 7.05%, 7/17/2031 (b) (k)	250,000	250,200
Series 2019-68A, Class AR, 6.73%, 7/15/2035 (b) (k)	1,790,000	1,792,846
Series 2019-68A, Class BR, 7.26%, 7/15/2035 (b) (k)	1,700,000	1,697,525
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.54%, 4/15/2028 (b) (k)	257,500	257,588
Series 2016-45A, Class BR, 7.26%, 10/15/2030 (b) (k)	1,000,000	999,466
Series 2015-41A, Class AR, 6.53%, 4/15/2031 (b) (k)	631,319	631,911
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (b)	1,600,000	1,536,365
Series 2023-1A, Class B, 5.19%, 10/16/2028 (b)	467,000	466,088
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	525,000	526,194
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	2,400,000	2,293,853
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	1,349,000	1,373,499
SEE NOTES TO FINANCIAL STATEMENTS.

88	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 7.03%, 4/20/2034 (b) (k)	1,537,000	1,539,542
Series 2021-3A, Class CR, 7.48%, 4/20/2034 (b) (k)	1,080,000	1,079,563
Series 2021-4A, Class B, 7.14%, 10/20/2034 (b) (k)	740,000	740,332
Series 2023-2A, Class C, 8.29%, 4/16/2036 (b) (k)	2,615,000	2,639,563
Series 2024-3A, Class A, 6.80%, 4/18/2037 (b) (k)	2,300,000	2,304,915
Series 2019-3A, Class BRR, 7.02%, 7/18/2037 (b) (k)	1,650,000	1,643,413
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (b)	1,981,117	1,957,588
Series 2021-2A, Class D, 1.40%, 4/15/2027	1,836,403	1,778,327
Series 2023-1A, Class B, 5.72%, 4/15/2027	98,210	98,219
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,827,000	1,848,816
Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	750,000	723,734
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	502,929
Series 2023-4A, Class C, 6.51%, 8/15/2028	920,000	936,023
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	407,411
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	900,000	857,514
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	168,845
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	393,196
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	982,090
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	511,062
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	510,843
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,070,000	1,032,413
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	3,007,000	2,983,154
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	900,000	1,013,641
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	500,000	487,133
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	133,000	132,856
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	100,000	99,922
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	300,000	290,100
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (b)	405,367	422,197
FREED ABS Trust
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (b)	191,976	189,751
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	38,034	38,079
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A2RR, 6.94%, 7/24/2030 (b) (k)	1,090,000	1,089,574
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (b)	12,333	12,334
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	650,000	633,881
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	420,000	423,907
Series 2023-1A, Class D, 7.01%, 1/16/2029 (b)	652,000	671,599
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	2,500,000	2,423,352
GoldenTree Loan Opportunities XII Ltd. (Cayman Islands) Series 2016-12A, Class CR, 7.49%, 7/21/2030 (b) (k)	1,000,000	999,259
Hertz Vehicle Financing III LLC Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	1,500,000	1,527,660
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000,000	981,821
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	400,000	403,282
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	292,000	294,136
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	595,000	606,680
Series 2023-3A, Class D, 9.43%, 2/25/2028 (b)	1,600,000	1,615,218
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,200,000	4,263,118
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	89

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.65%, 4/20/2037 (b) (k)	195,500	190,559
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (b)	183,536	179,053
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	367,946	356,747
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 7.14%, 7/20/2031 (b) (k)	250,000	249,867
Series 39A, Class B1, 7.26%, 10/15/2034 (b) (k)	2,500,000	2,510,675
Series 40A, Class BR, 6.98%, 10/20/2034 (b) (k)	2,000,000	1,994,496
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.75%, 4/15/2029 (b) (k)	670,242	671,009
LCM Ltd. (Cayman Islands)
Series 26A, Class A1, 6.61%, 1/20/2031 (b) (k)	222,930	223,154
Series 31A, Class AR, 6.56%, 7/20/2034 (b) (k)	6,000,000	6,005,178
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	320,605
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	275,155
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	50,000	297,190
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	2,250,000	1,504,246
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	32,450	32,319
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	100,000	92,470
Lendmark Funding Trust Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	1,950,000	1,979,993
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-28A, Class C, 7.41%, 7/15/2030 (b) (k)	650,000	649,378
Series 2016-20A, Class BR, 7.08%, 7/27/2030 (b) (k)	250,000	249,794
Series 2017-23A, Class AR, 6.50%, 7/27/2031 (b) (k)	1,008,197	1,009,542
Series 2019-34A, Class AR, 6.67%, 4/25/2032 (b) (k)	528,186	528,724
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Magnetite Ltd. (Cayman Islands)
Series 2016-17A, Class AR2, 6.78%, 4/20/2037 (b) (k)	2,300,000	2,306,527
Series 2016-17A, Class BR2, 7.23%, 4/20/2037 (b) (k)	2,208,000	2,215,348
Series 2024-40A, Class B1, 7.08%, 7/15/2037 (b) (k)	2,900,000	2,887,054
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	500,000	514,895
Marlette Funding Trust
Series 2023-1A, Class A, 6.07%, 4/15/2033 (b)	26,500	26,501
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	700,000	703,019
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	350,000	357,524
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 7.30%, 4/15/2038 (b) (k)	1,219,000	1,214,181
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.46%, 10/18/2030 (b) (k)	410,912	411,318
Series 2017-26A, Class C, 7.29%, 10/18/2030 (b) (k)	500,000	500,018
Series 2018-29A, Class B1R, 7.08%, 10/19/2031 (b) (k)	1,993,000	1,991,834
Series 2019-34A, Class BR, 7.03%, 1/20/2035 (b) (k)	3,300,000	3,300,518
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (b)	414,138	410,720
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	168,000	154,621
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	237,552	228,001
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	126,326	121,210
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	193,732	185,093
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	68,790	65,002
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.79%, 10/17/2030 (b) (k)	2,276,000	2,280,648
Series 2014-6A, Class BR2, 7.19%, 10/17/2030 (b) (k)	1,289,000	1,288,249
SEE NOTES TO FINANCIAL STATEMENTS.

90	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2018-15A, Class A1, 6.64%, 7/20/2031 (b) (k)	295,365	295,717
Series 2015-9A, Class A1R2, 6.55%, 1/15/2033 (b) (k)	1,500,000	1,501,017
Series 2022-25A, Class B1R, 7.03%, 7/20/2037 (b) (k)	1,400,000	1,400,848
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-2A, Class A1B, 6.80%, 7/25/2030 (b) (k)	4,500,000	4,493,497
Series 2018-1A, Class A1A, 6.60%, 1/20/2031 (b) (k)	684,680	684,947
Series 2018-1A, Class C, 7.26%, 4/15/2031 (b) (k)	2,000,000	1,999,454
Series 2019-1A, Class BR, 7.13%, 10/25/2032 (b) (k)	2,509,000	2,507,542
Series 2019-1A, Class CR, 7.73%, 10/25/2032 (b) (k)	1,500,000	1,499,404
Series 2019-1A, Class BR, 7.15%, 4/15/2035 (b) (k)	1,000,000	999,511
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	468,000	469,925
OneMain Financial Issuance Trust
Series 2018-2A, Class A, 3.57%, 3/14/2033 (b)	6,829	6,823
Series 2023-2A, Class A2, 6.85%, 9/15/2036 (b) (k)	1,780,000	1,807,566
Oportun Issuance Trust Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	866,180
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	1,135,446	1,079,383
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.52%, 5/21/2034 (b) (k)	510,000	510,915
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 7.30%, 4/15/2031 (b) (k)	1,858,000	1,856,911
Series 2024-3A, Class A2, 6.81%, 8/8/2032 (b) (k)	1,911,950	1,907,138
Series 2024-3A, Class B, 7.06%, 8/8/2032 (b) (k)	2,000,000	1,997,262
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 8.39%, 3/25/2026 (b) (k)	2,600,000	2,611,910
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.60%, 5/25/2027 (b) (k)	343,000	348,050
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

PRET LLC
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (b) (j)	2,236,008	2,246,741
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (b) (j)	889,536	899,356
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (b) (j)	2,639,936	2,670,907
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (b)	736,000	742,300
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (j)	1,000,000	989,842
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (b) (j)	74,550	73,273
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	800,000	762,393
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	2,563,000	2,597,150
RR Ltd. (Cayman Islands) Series 2020-12A, Class A2R3, 6.90%, 1/15/2036 (b) (k)	2,796,000	2,788,767
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (b)	109,887	110,342
Series 2022-C, Class C, 6.99%, 12/15/2032 (b)	95,236	95,817
Series 2022-C, Class D, 8.20%, 12/15/2032 (b)	87,910	88,833
Series 2022-C, Class E, 11.37%, 12/15/2032 (b)	72,884	74,506
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	1,588,373	1,553,738
Series 2024-1, Class B, 5.23%, 12/15/2028	2,200,000	2,216,020
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	434,875
Series 2022-4, Class C, 5.00%, 11/15/2029	1,130,000	1,132,240
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	1,010,598
Series 2024-4, Class C, 4.95%, 4/15/2030	1,856,000	1,858,109
Series 2023-3, Class C, 5.77%, 11/15/2030	220,000	225,193
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,983,515
Series 2023-6, Class C, 6.40%, 3/17/2031	3,171,000	3,316,958
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	91

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	179,028
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,957,761
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,964,396
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,581,770	1,614,900
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,953,083	2,033,171
Series 2024-10A, Class 1, 5.04%, 3/10/2034	3,000,000	3,046,232
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (b)	11,720	11,719
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	3,419,000	3,570,550
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 6.90%, 4/16/2031 (b) (k)	1,900,000	1,898,410
Series 2018-19A, Class C, 7.30%, 4/16/2031 (b) (k)	940,000	940,085
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (b) (k)	1,236,000	1,233,270
Series 2020-23A, Class AR, 6.58%, 1/15/2034 (b) (k)	518,174	518,679
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	400,000	414,071
Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	72,138	72,738
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (b)	101,000	100,070
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	26,597	26,062
Series 2016-1, Class B, 3.65%, 1/7/2026	22,164	21,557
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 17.91%, 2/20/2030 ‡ (b) (k)	241,603	241,602
Series 2022-PT3, Class A, HB, 20.28%, 4/20/2030 ‡ (b) (k)	162,828	163,724
Upstart Securitization Trust Series 2022-2, Class B, 6.10%, 5/20/2032 (b)	188,017	187,819
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (b)	375,000	375,653
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-3A, Class F, 4.25%, 6/15/2028 (b)	2,000,000	1,871,034
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	405,000	407,964
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	437,000	450,960
Series 2024-1A, Class C, 5.65%, 2/15/2029 (b)	735,000	742,237
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	632,000	648,459
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	576,000	585,784
Total Asset-Backed Securities (Cost $301,079,774)		303,195,743
Collateralized Mortgage Obligations — 6.0%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (k)	800,000	766,129
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.79%, 4/25/2046 (k)	143,658	120,990
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (j)	326,900	332,186
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.71%, 6/25/2039 (b) (k)	633,751	672,139
Series 2019-R07, Class 1B1, 8.86%, 10/25/2039 (b) (k)	621,829	644,892
Series 2020-R01, Class 1B1, 8.71%, 1/25/2040 (b) (k)	1,500,000	1,554,151
Series 2022-R01, Class 1M1, 6.35%, 12/25/2041 (b) (k)	1,426,382	1,424,615
Series 2022-R06, Class 1M2, 9.20%, 5/25/2042 (b) (k)	1,100,000	1,170,125
Series 2023-R01, Class 1M1, 7.75%, 12/25/2042 (b) (k)	2,374,547	2,445,207
Series 2023-R02, Class 1M1, 7.65%, 1/25/2043 (b) (k)	246,414	253,264
Series 2023-R02, Class 1M2, 8.70%, 1/25/2043 (b) (k)	550,000	579,516
Series 2023-R02, Class 1B1, 10.90%, 1/25/2043 (b) (k)	350,000	386,872
Series 2023-R04, Class 1M1, 7.65%, 5/25/2043 (b) (k)	939,237	959,073
Series 2023-R04, Class 1M2, 8.90%, 5/25/2043 (b) (k)	500,000	534,775
Series 2023-R06, Class 1M2, 8.05%, 7/25/2043 (b) (k)	680,000	708,478
SEE NOTES TO FINANCIAL STATEMENTS.

92	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-R07, Class 2M2, 8.60%, 9/25/2043 (b) (k)	16,000,000	16,640,000
Series 2024-R01, Class 1M1, 6.40%, 1/25/2044 (b) (k)	6,731,725	6,735,931
Series 2024-R01, Class 1B1, 8.05%, 1/25/2044 (b) (k)	2,500,000	2,541,093
Series 2024-R02, Class 1M1, 6.45%, 2/25/2044 (b) (k)	513,266	513,587
Series 2024-R02, Class 1M2, 7.15%, 2/25/2044 (b) (k)	460,000	462,285
Series 2024-R04, Class 1M2, 7.00%, 5/25/2044 (b) (k)	1,296,000	1,298,436
Series 2024-R05, Class 2M2, 7.05%, 7/25/2044 (b) (k)	420,000	420,542
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (k)	101,670	98,286
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 8.25%, 4/25/2042 (b) (k)	500,000	517,749
Series 2022-DNA4, Class M2, 10.60%, 5/25/2042 (b) (k)	550,000	597,364
Series 2022-DNA5, Class M2, 12.10%, 6/25/2042 (b) (k)	6,000,000	6,787,500
Series 2023-DNA1, Class M1A, 7.45%, 3/25/2043 (b) (k)	453,668	461,545
Series 2023-DNA2, Class M1A, 7.45%, 4/25/2043 (b) (k)	1,013,216	1,031,831
Series 2023-HQA2, Class M1B, 8.70%, 6/25/2043 (b) (k)	1,200,000	1,264,014
Series 2024-DNA1, Class M2, 7.30%, 2/25/2044 (b) (k)	1,500,000	1,509,380
FHLMC STACR Trust Series 2018-DNA3, Class B1, 9.36%, 9/25/2048 (b) (k)	300,000	325,933
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.61%, 10/25/2029 (k)	250,000	271,063
Series 2017-DNA3, Class B1, 9.91%, 3/25/2030 (k)	1,550,000	1,658,356
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,253,670	1,104,773
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,111,345
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.96%, 9/25/2029 (k)	2,120,000	2,310,471
Series 2017-C03, Class 1B1, 10.31%, 10/25/2029 (k)	780,000	836,457
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-C05, Class 1B1, 9.06%, 1/25/2030 (k)	1,090,558	1,135,478
Series 2017-C06, Class 1B1, 9.61%, 2/25/2030 (k)	450,000	476,401
Series 2017-C07, Class 1B1, 9.46%, 5/25/2030 (k)	790,000	850,048
Series 2018-C01, Class 1B1, 9.01%, 7/25/2030 (k)	1,346,000	1,421,627
Series 2018-C03, Class 1B1, 9.21%, 10/25/2030 (k)	3,647,000	3,965,793
Series 2021-R02, Class 2M2, 7.35%, 11/25/2041 (b) (k)	5,000,000	5,028,168
Series 2021-R02, Class 2B1, 8.65%, 11/25/2041 (b) (k)	64,000	65,910
FNMA, REMIC
Series 2021-86, Class T, 2.50%, 9/25/2048	1,100,317	984,692
Series 2024-25, Class ZA, 6.00%, 9/25/2053	1,938,286	2,047,406
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,749,841	2,801,488
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (k)	388,759	362,947
GNMA
Series 2014-181, Class SL, IF, IO, 0.15%, 12/20/2044 (k)	448,101	45,570
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	875,473	139,577
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,307,191	200,895
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	138,945	22,106
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,804,418	445,741
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	317,566
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	245,367
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (j)	3,780,000	3,824,575
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (b) (j)	1,160,000	1,167,640
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (b) (j)	500,000	508,029
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (j)	1,550,000	1,578,867
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	93

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (j)	750,000	760,488
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (j)	1,600,000	1,626,525
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (j)	2,360,000	2,398,059
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (j)	2,516,000	2,526,202
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 ‡ (b) (j)	1,017,294	1,027,469
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (b) (j)	2,733,995	2,750,566
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (j)	260,000	259,762
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (b) (k)	109,409	101,581
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (k)	235,978	219,712
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (k)	174,568	163,466
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (j)	524,555	525,531
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (j)	649,899	660,484
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (j)	313,358	317,093
Onah Energy, 0.00%, 8/10/2039 ‡	3,500,000	3,500,000
PRPM LLC
Series 2020-6, Class A1, 5.36%, 11/25/2025 (b) (j)	549,519	549,464
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (j)	1,060,236	1,060,956
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (j)	852,843	855,706
STACR Trust Series 2018-HRP2, Class B1, 9.66%, 2/25/2047 (b) (k)	600,000	656,954
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	250,000	204,117
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (j)	698,106	697,673
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (j)	524,027	525,859
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (j)	752,092	752,430
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VM Master Issuer LLC Series 2022-1, Class B, 7.88%, 5/24/2025 ‡ (b) (j)	474,466	471,046
Total Collateralized Mortgage Obligations (Cost $111,488,236)		113,297,387
Foreign Government Securities — 3.7%
Arab Republic of Egypt
7.50%, 1/31/2027 (h)	300,000	293,438
7.60%, 3/1/2029 (h)	1,500,000	1,410,937
7.63%, 5/29/2032 (h)	1,300,000	1,113,125
7.30%, 9/30/2033 (h)	200,000	164,000
8.50%, 1/31/2047 (h)	700,000	541,406
8.88%, 5/29/2050 (h)	300,000	238,406
Banque Centrale de Tunisie 5.75%, 1/30/2025 (h)	200,000	192,750
Benin Government Bond
7.96%, 2/13/2038 (b)	680,000	650,887
7.96%, 2/13/2038 (h)	650,000	622,172
Commonwealth of the Bahamas 6.00%, 11/21/2028 (h)	900,000	831,375
Democratic Socialist Republic of Sri Lanka 7.85%, 3/14/2029 (h) (i)	1,200,000	637,875
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	350,000	350,438
7.05%, 2/3/2031 (b)	510,000	545,955
7.05%, 2/3/2031 (h)	500,000	535,250
6.00%, 2/22/2033 (b)	150,000	151,547
6.00%, 2/22/2033 (h)	500,000	505,155
6.40%, 6/5/2049 (h)	2,050,000	2,053,854
5.88%, 1/30/2060 (h)	1,450,000	1,331,100
Federal Republic of Nigeria
7.63%, 11/21/2025 (h)	600,000	601,125
6.50%, 11/28/2027 (h)	1,100,000	1,024,375
6.13%, 9/28/2028 (h)	1,200,000	1,080,000
7.14%, 2/23/2030 (h)	600,000	542,813
7.88%, 2/16/2032 (h)	500,000	445,000
7.38%, 9/28/2033 (h)	400,000	334,500
8.25%, 9/28/2051 (b)	200,000	157,750
8.25%, 9/28/2051 (h)	900,000	709,875
Federative Republic of Brazil 7.13%, 5/13/2054	368,000	376,839
Gabonese Republic
6.95%, 6/16/2025 (h)	1,000,000	934,062
7.00%, 11/24/2031 (h)	300,000	228,750
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (h)	600,000	589,313
5.85%, 7/7/2030 (h)	800,000	755,000
SEE NOTES TO FINANCIAL STATEMENTS.

94	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.38%, 10/10/2047 (h)	1,100,000	998,250
Islamic Republic of Pakistan
8.25%, 9/30/2025 (h)	400,000	387,500
6.00%, 4/8/2026 (b)	1,100,000	1,009,250
6.00%, 4/8/2026 (h)	900,000	825,750
6.88%, 12/5/2027 (h)	1,600,000	1,388,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	767,000	836,030
Kingdom of Bahrain
7.38%, 5/14/2030 (h)	200,000	213,063
5.45%, 9/16/2032 (h)	200,000	189,938
7.50%, 9/20/2047 (h)	600,000	600,188
Kingdom of Morocco 6.50%, 9/8/2033 (h)	400,000	427,036
Republic of Angola
8.25%, 5/9/2028 (h)	800,000	764,750
8.00%, 11/26/2029 (h)	1,400,000	1,285,375
8.75%, 4/14/2032 (b)	400,000	363,252
8.75%, 4/14/2032 (h)	400,000	363,252
9.38%, 5/8/2048 (b)	400,000	344,000
9.13%, 11/26/2049 (h)	800,000	673,250
Republic of Armenia 3.60%, 2/2/2031 (h)	400,000	336,250
Republic of Colombia
3.00%, 1/30/2030	200,000	169,300
3.13%, 4/15/2031	200,000	163,500
8.00%, 11/14/2035	400,000	424,400
8.75%, 11/14/2053	779,000	847,513
Republic of Costa Rica
6.13%, 2/19/2031 (h)	200,000	206,250
6.55%, 4/3/2034 (b)	920,000	969,165
7.00%, 4/4/2044 (h)	400,000	420,812
7.30%, 11/13/2054 (b)	1,065,000	1,153,193
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (h)	1,700,000	1,688,134
5.75%, 12/31/2032 (h) (j)	69,959	65,953
7.63%, 1/30/2033 (h)	1,000,000	997,700
6.13%, 6/15/2033 (h)	1,200,000	1,096,875
8.25%, 1/30/2037 (b)	1,600,000	1,594,000
Republic of Ecuador 5.00%, 7/31/2040 (h) (j)	2,650,000	1,339,575
Republic of El Salvador
6.38%, 1/18/2027 (h)	266,000	249,209
8.63%, 2/28/2029 (h)	452,000	423,298
0.25%, 4/17/2030 (b)	1,990,000	50,745
9.25%, 4/17/2030 (b)	2,390,000	2,264,525
7.12%, 1/20/2050 (h)	350,000	242,484
9.50%, 7/15/2052 (h)	350,000	296,625
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic of Ghana 6.38%, 2/11/2027 (h) (i)	2,200,000	1,136,437
Republic of Guatemala
6.60%, 6/13/2036 (b)	700,000	730,107
6.55%, 2/6/2037 (b)	200,000	205,990
Republic of Honduras 6.25%, 1/19/2027 (h)	550,000	532,675
Republic of Iraq 5.80%, 1/15/2028 (h)	1,203,125	1,141,089
Republic of Kenya
7.00%, 5/22/2027 (h)	700,000	670,687
9.75%, 2/16/2031 (b)	235,000	227,656
8.00%, 5/22/2032 (h)	200,000	177,688
Republic of Montenegro 7.25%, 3/12/2031 (b)	950,000	981,172
Republic of Namibia 5.25%, 10/29/2025 (h)	200,000	197,375
Republic of Panama 6.40%, 2/14/2035	200,000	199,530
Republic of Paraguay
6.10%, 8/11/2044 (h)	400,000	403,750
5.60%, 3/13/2048 (h)	1,000,000	938,130
5.40%, 3/30/2050 (b)	1,700,000	1,557,132
Republic of Rwanda 5.50%, 8/9/2031 (b)	700,000	562,406
Republic of Senegal
6.25%, 5/23/2033 (h)	1,400,000	1,214,937
6.75%, 3/13/2048 (h)	2,900,000	2,156,875
Republic of Serbia
6.50%, 9/26/2033 (b)	200,000	208,650
6.00%, 6/12/2034 (b)	400,000	405,150
Republic of South Africa
4.30%, 10/12/2028	500,000	474,640
5.88%, 4/20/2032	200,000	194,506
6.25%, 3/8/2041	100,000	90,928
5.75%, 9/30/2049	900,000	724,500
7.30%, 4/20/2052	200,000	192,500
Republic of Turkiye (The)
9.88%, 1/15/2028	300,000	334,125
9.38%, 3/14/2029	200,000	223,250
9.38%, 1/19/2033	200,000	229,250
7.63%, 5/15/2034	764,000	794,560
Republic of Uzbekistan 5.38%, 2/20/2029 (h)	200,000	190,750
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (b)	200,000	209,750
Republic of Zambia 5.75%, 6/30/2033 (b) (j)	1,015,056	887,222
Romania Government Bond 6.38%, 1/30/2034 (b)	172,000	176,838
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	95

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
State of Mongolia
3.50%, 7/7/2027 (h)	200,000	182,938
8.65%, 1/19/2028 (b)	400,000	422,250
4.45%, 7/7/2031 (h)	200,000	174,250
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (h)	600,000	637,674
6.50%, 3/8/2047 (h)	400,000	422,500
6.75%, 1/17/2048 (h)	1,000,000	1,084,687
7.00%, 1/25/2051 (h)	600,000	670,312
Suriname Government International Bond 7.95%, 7/15/2033 (c) (h)	1,262,750	1,216,681
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (b)	400,000	418,500
9.00%, 1/28/2027 (b)	400,000	423,000
Total Foreign Government Securities (Cost $68,139,081)		69,640,509
Loan Assignments — 0.2% (g) (l)
Automobile Components — 0.1%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	498,750	499,762
Building Products — 0.0% ^
Emerald Debt Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 8/4/2031	371,250	370,986
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028 (m)	478,241	479,833
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.80%, 2/3/2031	497,471	497,969
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (m)	896,000	891,798
Media — 0.0% ^
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	497,475	473,845
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028 (m)	441,176	456,124
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.0% ^
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.00%, 11/28/2028	498,744	498,330
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	500,000	461,190
Total Loan Assignments (Cost $4,602,353)		4,629,837
	SHARES
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (n) (o) (Cost $59,279,315)	59,266,904	59,296,537
Total Investments — 106.4% (Cost $1,978,174,565)		2,001,182,601
Liabilities in Excess of Other Assets — (6.4)%		(121,185,344)
NET ASSETS — 100.0%		1,879,997,257

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

96	August 31, 2024

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $8,349,906 or 0.44% of the
Fund’s net assets as of August 31, 2024.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)	Defaulted security.
(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(k)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2024.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 9/25/2054(a)	(22,600,000)	(21,451,352)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 9/15/2054(a)	(53,700,000)	(51,348,268)
TBA, 4.50%, 9/15/2054(a)	(9,000,000)	(8,818,945)
TBA, 6.50%, 9/15/2054(a)	(24,090,314)	(24,611,907)
(Proceeds received of $105,830,739)		(106,230,472)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	97

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	9	12/19/2024	USD	1,180,969	(19,536)
U.S. Treasury 2 Year Note	1,785	12/31/2024	USD	370,457,226	63,596
U.S. Treasury 5 Year Note	2,523	12/31/2024	USD	275,913,703	(419,781)
					(375,721)
Short Contracts
U.S. Treasury 10 Year Note	(563)	12/19/2024	USD	(63,882,906)	277,451
U.S. Treasury 10 Year Ultra Note	(435)	12/19/2024	USD	(51,003,750)	340,516
U.S. Treasury Long Bond	(474)	12/19/2024	USD	(58,168,687)	793,606
U.S. Treasury Ultra Bond	(158)	12/19/2024	USD	(20,732,563)	320,026
					1,731,599
					1,355,878

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD2,200,000	13,975	(64,067)	(50,092)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD5,000,000	6,665	(120,510)	(113,845)
							20,640	(184,577)	(163,937)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

98	August 31, 2024

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD 6,150,000	(408,857)	(92,529)	(501,386)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD14,750,000	778,774	423,741	1,202,515

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	99

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of August 31, 2024:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	20,640	(163,937)
SEE NOTES TO FINANCIAL STATEMENTS.

100	August 31, 2024

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 60.3%
Australia — 0.7%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	151,345
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,083,406
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	458,068
6.38%, 10/6/2030 (b)	29,000	30,991
2.85%, 4/27/2031 (b)	450,000	393,954
2.63%, 9/23/2031 (b)	398,000	339,514
5.63%, 4/4/2034 (b)	790,000	804,420
		3,261,698
Austria — 0.2%
Benteler International AG
9.38%, 5/15/2028 (b)	EUR116,000	134,997
9.38%, 5/15/2028 (a)	EUR700,000	814,635
		949,632
Belgium — 0.8%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR700,000	798,541
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR600,000	718,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	205,821
(EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/18/2029 (a) (f)	EUR300,000	331,296
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR900,000	983,717
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	860,055
		3,898,214
Brazil — 0.4%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	344,470
Guara Norte SARL 5.20%, 6/15/2034 (b)	269,149	254,792
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brazil — continued
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	208,442
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	43,666
7.00%, 3/16/2047 (a)	200,000	216,563
Vale Overseas Ltd.
6.13%, 6/12/2033	125,000	130,906
6.40%, 6/28/2054	610,000	622,200
		1,821,039
Canada — 0.7%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	360,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	534,521
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	67,843
Emera US Finance LP 2.64%, 6/15/2031	1,272,000	1,092,966
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	236,774
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	775,000	810,863
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	123,000	134,809
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	56,064
		3,294,399
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	337,600	264,383
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	101

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 0.0% ^
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	39,750
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	189,820
		229,570
Colombia — 0.0% ^
AL Candelaria -spain- SA 5.75%, 6/15/2033 (b)	250,000	204,609
Denmark — 0.3%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	501,582
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR800,000	933,737
		1,435,319
France — 8.6%
Accor SA
1.75%, 2/4/2026 (a) (h)	EUR400,000	433,127
(EUR Swap Annual 5 Year + 4.11%), 7.25%, 1/11/2029 (a) (d) (e) (f)	EUR200,000	242,695
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,119,368
1.38%, 5/13/2031 (a)	EUR300,000	296,849
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR400,000	463,541
Altice France SA 3.38%, 1/15/2028 (a)	EUR1,900,000	1,496,225
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	857,828
3.25%, 1/19/2033 (a)	EUR600,000	655,550
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	657,943
Banijay Entertainment SAS
7.00%, 5/1/2029 (a)	EUR800,000	933,472
7.00%, 5/1/2029 (b)	EUR218,000	254,371
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (b)	EUR150,000	170,445
6.50%, 7/18/2030 (a)	EUR600,000	681,780
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,059,669
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	472,222
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,063,609
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	416,913
4.38%, 7/13/2028 (a)	EUR900,000	1,025,713
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	480,000	400,611
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	212,283
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR739,000	707,680
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR250,000	187,990
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	950,539
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	664,992
2.00%, 3/25/2029 (a)	EUR200,000	207,324
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,626,741
Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (f)	EUR300,000	330,081
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR400,000	412,270
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR1,600,000	1,606,614
6.25%, 5/23/2033 (b)	500,000	540,352
Elis SA 1.63%, 4/3/2028 (a)	EUR1,400,000	1,450,327
ELO SACA 6.00%, 3/22/2029 (a)	EUR400,000	411,532
Forvia SE
3.13%, 6/15/2026 (a)	EUR600,000	654,949
2.38%, 6/15/2027 (a)	EUR900,000	953,822
3.75%, 6/15/2028 (a)	EUR950,000	1,028,335
Iliad Holding SASU
5.63%, 10/15/2028 (a)	EUR450,000	504,981
6.88%, 4/15/2031 (b)	EUR280,000	322,783
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	688,115
1.88%, 2/11/2028 (a)	EUR1,000,000	1,038,800
5.63%, 2/15/2030 (a)	EUR1,100,000	1,276,212
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	326,151
4.50%, 2/15/2027 (b)	EUR288,000	319,549
Lune Holdings SARL 5.63%, 11/15/2028 (a)	EUR375,000	357,569
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,111,369
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR873,000	936,969
7.25%, 11/17/2029 (b)	EUR182,000	212,691
7.25%, 11/17/2029 (a)	EUR300,000	350,590
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	541,625
2.00%, 9/28/2026 (a)	EUR900,000	961,283
2.50%, 6/2/2027 (a)	EUR200,000	214,725
1.13%, 10/4/2027 (a)	EUR1,500,000	1,531,799
Rexel SA 2.13%, 6/15/2028 (a)	EUR1,200,000	1,246,228
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	368,721
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	439,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (f)	501,000	434,643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (f)	580,000	621,644
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	653,524
TotalEnergies Capital International SA 3.13%, 5/29/2050	50,000	35,555
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	421,710
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	102,229
Viridien 7.75%, 4/1/2027 (a)	EUR304,000	326,763
		40,993,468
Germany — 5.0%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (a)	EUR200,000	220,125
9.50%, 4/1/2027 (b)	EUR308,000	338,992
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	399,219
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR1,300,000	1,544,035
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,200,000	1,336,137
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR500,000	534,046
4.38%, 1/15/2028 (a)	EUR750,000	798,160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	103

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Commerzbank AG (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR500,000	550,647
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	222,685
6.38%, 4/15/2030 (a)	EUR650,000	734,748
Deutsche Bank AG (SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	385,213
Deutsche Lufthansa AG 2.88%, 2/11/2025 (a)	EUR900,000	990,801
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR800,000	829,031
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR1,250,000	1,492,879
IHO Verwaltungs GmbH
3.75% (Cash), 9/15/2026 (a) (i)	EUR325,000	356,561
3.88% (Cash), 5/15/2027 (a) (i) (j)	EUR800,000	868,685
8.75% (Cash), 5/15/2028 (b) (i)	EUR263,169	310,500
8.75% (Cash), 5/15/2028 (a) (i) (j)	EUR300,000	353,955
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (a)	EUR1,200,000	1,369,723
ProGroup AG
5.13%, 4/15/2029 (b)	EUR110,000	119,937
5.38%, 4/15/2031 (a)	EUR300,000	323,800
Schaeffler AG
2.88%, 3/26/2027 (a)	EUR650,000	706,468
3.38%, 10/12/2028 (a)	EUR1,000,000	1,085,016
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR1,098,997	1,215,901
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (b)	EUR146,000	164,918
5.38%, 7/15/2029 (a)	EUR250,000	282,394
thyssenkrupp AG 2.50%, 2/25/2025 (a)	EUR400,000	438,077
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR400,000	435,173
TUI Cruises GmbH
6.50%, 5/15/2026 (a)	EUR407,020	453,519
6.25%, 4/15/2029 (b)	EUR124,000	140,565
6.25%, 4/15/2029 (a)	EUR350,000	396,756
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	328,389
3.25%, 11/18/2030 (a)	EUR600,000	653,510
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR200,000	224,531
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR900,000	962,587
2.50%, 10/23/2027 (a)	EUR500,000	524,995
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR700,000	715,746
3.75%, 9/21/2028 (a)	EUR1,000,000	1,070,724
		23,879,148
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	182,000	175,175
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	368,688	345,298
		520,473
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	201,862
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	381,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	196,250
		779,362
Ireland — 2.0%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	653,711
5.75%, 6/6/2028	342,000	353,704
3.30%, 1/30/2032	258,000	229,330
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ireland — continued
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (c) (d) (e) (f)	EUR700,000	780,411
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	345,124
Avolon Holdings Funding Ltd.
2.88%, 2/15/2025 (b)	265,000	261,383
5.50%, 1/15/2026 (b)	315,000	315,447
4.38%, 5/1/2026 (b)	60,000	59,167
3.25%, 2/15/2027 (b)	505,000	483,896
6.38%, 5/4/2028 (b)	285,000	296,252
5.75%, 3/1/2029 (b)	1,430,000	1,464,449
5.75%, 11/15/2029 (b)	567,000	579,650
Bank of Ireland Group plc
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (c) (d) (e) (f)	EUR711,000	799,693
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (c) (d) (e) (f)	EUR600,000	666,525
eircom Finance DAC
3.50%, 5/15/2026 (a)	EUR1,200,000	1,313,215
2.63%, 2/15/2027 (a)	EUR250,000	267,423
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (b)	575,000	584,578
		9,453,958
Israel — 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	156,000	148,373
5.38%, 3/30/2028 (a)	150,475	135,804
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	200,000	196,854
6.50%, 6/30/2027 (a)	165,554	158,518
		639,549
Italy — 5.5%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (a)	EUR1,650,000	1,946,595
Enel Finance International NV
1.63%, 7/12/2026 (b) (h)	1,010,000	953,242
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
3.50%, 4/6/2028 (b)	200,000	191,775
2.13%, 7/12/2028 (b) (h)	425,000	386,226
0.75%, 6/17/2030 (a) (h)	EUR200,000	191,132
0.88%, 1/17/2031 (a)	EUR493,000	468,046
2.50%, 7/12/2031 (b) (h)	536,000	457,517
5.00%, 6/15/2032 (b)	200,000	199,165
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	866,998
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	283,034
Eni SpA 4.25%, 5/9/2029 (b)	250,000	247,061
Generali
2.43%, 7/14/2031 (a)	EUR200,000	199,531
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	230,774
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR884,000	908,833
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (a)	EUR480,000	494,480
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	318,438
5.25%, 1/13/2030 (a)	EUR1,595,000	1,922,304
6.63%, 6/20/2033 (b)	1,220,000	1,308,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	200,000	157,322
Lottomatica SpA
7.13%, 6/1/2028 (a)	EUR1,000,000	1,164,865
7.13%, 6/1/2028 (b)	EUR237,000	276,073
5.38%, 6/1/2030 (b)	EUR191,000	215,776
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	105

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
Mundys SpA
1.88%, 7/13/2027 (a)	EUR450,000	473,180
1.88%, 2/12/2028 (a)	EUR1,100,000	1,138,266
4.75%, 1/24/2029 (a)	EUR400,000	454,319
Neopharmed Gentili SpA
7.13%, 4/8/2030 (b)	EUR328,000	372,861
7.13%, 4/8/2030 (a)	EUR600,000	682,063
Optics Bidco SpA
2.88%, 1/28/2026 (a)	EUR200,000	217,885
3.63%, 5/25/2026 (a)	EUR400,000	439,949
2.38%, 10/12/2027 (a)	EUR400,000	423,064
6.88%, 2/15/2028 (a)	EUR704,000	844,349
1.63%, 1/18/2029	EUR402,000	403,253
7.75%, 1/24/2033	EUR330,000	440,292
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	151,592
Rossini SARL 6.75%, 12/31/2029 (b)	EUR232,000	265,967
Shiba Bidco SpA 4.50%, 10/31/2028 (a)	EUR1,100,000	1,182,502
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR200,000	211,692
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR596,000	710,730
7.88%, 7/31/2028 (a)	EUR460,000	568,526
1.63%, 1/18/2029 (a)	EUR198,000	196,930
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (a) (c) (d) (e) (f)	EUR400,000	439,949
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	454,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	189,994
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	629,221
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,271,563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	360,077
		25,910,613
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	671,528
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,131,156
1.00%, 7/9/2029	EUR363,000	361,825
5.30%, 7/5/2034	525,000	538,836
3.03%, 7/9/2040	270,000	203,948
5.65%, 7/5/2054	320,000	326,746
		3,234,039
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	593,250
5.75%, 4/19/2047 (a)	380,000	345,682
		938,932
Kuwait — 0.0% ^
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	199,030
Luxembourg — 1.8%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR500,000	437,683
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR600,000	448,068
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR450,000	179,075
8.00%, 5/15/2027 (b)	EUR123,000	48,947
4.00%, 2/15/2028 (a)	EUR200,000	68,203
ARD Finance SA 5.00% (Cash), 6/30/2027 (a) (i) (j)	EUR400,000	84,010
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Luxembourg — continued
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR503,000	422,684
INEOS Finance plc
3.38%, 3/31/2026 (a)	EUR547,000	594,314
6.63%, 5/15/2028 (a)	EUR350,000	399,696
6.38%, 4/15/2029 (b)	EUR348,000	398,720
Matterhorn Telecom SA
3.13%, 9/15/2026 (a)	EUR425,000	460,986
4.00%, 11/15/2027 (a)	EUR400,000	439,949
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR200,000	221,511
PLT VII Finance SARL
6.00%, 6/15/2031 (b)	EUR977,000	1,097,785
6.00%, 6/15/2031 (a)	EUR150,000	168,544
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR1,400,000	1,363,240
SES SA
(EUR Swap Annual 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR700,000	734,336
0.88%, 11/4/2027 (a)	EUR130,000	132,192
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR775,000	852,402
		8,552,345
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	308,553
Mexico — 0.6%
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	200,000	189,562
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	1,015,000
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	488,000	477,874
Petroleos Mexicanos 6.88%, 8/4/2026	870,000	857,498
Southern Copper Corp. 5.88%, 4/23/2045	140,000	143,773
		2,683,707
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (a)	200,000	201,600
Netherlands — 2.2%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	198,729
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	218,040
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (a) (c) (d) (e) (f)	EUR600,000	635,475
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,074,139
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	867,408
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	487,734
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	420,052
5.13%, 3/1/2029 (b)	EUR293,000	331,403
5.13%, 3/1/2029 (a)	EUR200,000	226,214
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR171,255	185,330
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR900,000	957,652
Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR668,000	748,007
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (h)	EUR750,000	815,470
Upfield BV 6.88%, 7/2/2029 (b)	EUR492,000	540,775
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR300,000	302,224
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	107

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — continued
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	567,594
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR1,700,000	1,669,980
		10,246,226
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	444,858
Norway — 0.6%
Aker BP ASA 6.00%, 6/13/2033 (b)	1,575,000	1,641,599
DNB Bank ASA (U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (f)	GBP1,000,000	1,287,670
		2,929,269
Portugal — 0.8%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	789,255
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR1,000,000	1,081,245
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR100,000	105,870
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	414,436
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR1,300,000	1,508,880
		3,899,686
South Africa — 0.4%
Anglo American Capital plc
4.00%, 9/11/2027 (b)	500,000	488,580
5.50%, 5/2/2033 (b)	1,170,000	1,188,287
		1,676,867
Spain — 5.0%
Abertis Infraestructuras Finance BV
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR900,000	975,709
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR900,000	947,745
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (c) (d) (e) (f)	200,000	199,408
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,000,000	1,092,289
Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (f)	EUR300,000	329,785
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	750,706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	656,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	463,778
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,072,421
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR800,000	884,131
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	425,000	466,841
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	544,565
Cellnex Telecom SA
1.00%, 4/20/2027 (a)	EUR600,000	626,966
1.88%, 6/26/2029 (a)	EUR800,000	819,110
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR900,000	1,052,661
6.50%, 3/15/2029 (b)	EUR149,000	170,675
6.50%, 3/15/2029 (a)	EUR300,000	343,641
eDreams ODIGEO SA
5.50%, 7/15/2027 (b)	EUR307,000	339,146
5.50%, 7/15/2027 (a)	EUR500,000	552,355
Grifols SA
1.63%, 2/15/2025 (a)	EUR122,749	134,330
2.25%, 11/15/2027 (a)	EUR1,000,000	1,060,090
3.88%, 10/15/2028 (a)	EUR500,000	518,502
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (a)	EUR550,000	492,243
(TW + 50.00%), 10.38%, 1/30/2030 (b)	EUR198,000	217,403
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	320,487
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR642,000	712,747
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,466,000	1,610,412
5.75%, 4/30/2029 (a)	EUR300,000	345,609
Naturgy Finance Iberia SA (EUR Swap Annual 5 Year + 2.44%), 2.37%, 11/23/2026 (a) (d) (e) (f)	EUR400,000	422,263
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (f)	EUR800,000	883,285
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	137,931
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	987,522
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,200,000	1,261,814
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR1,800,000	2,112,311
		23,505,527
Sweden — 1.0%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	897,750
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR475,000	521,200
3.25%, 2/15/2027 (a)	EUR1,100,000	1,189,824
5.50%, 5/15/2030 (b)	EUR329,000	374,776
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,000,000	1,098,615
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR200,000	219,146
2.50%, 10/7/2027 (a)	EUR400,000	426,085
		4,727,396
Switzerland — 1.3%
Dufry One BV 2.00%, 2/15/2027 (a)	EUR1,375,000	1,453,482
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR900,000	820,606
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	308,059
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	199,660
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	109

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — continued
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	322,000	321,356
4.28%, 1/9/2028 (b)	550,000	540,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	200,000	220,515
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	274,000	264,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	234,220
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	496,640
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	366,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	200,000	230,959
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	771,296
		6,228,785
Taiwan — 0.3%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	376,200
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	663,031
2.25%, 4/23/2031 (b)	700,000	607,390
		1,646,621
United Kingdom — 8.7%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	249,730
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
7.56%, 7/15/2027 (a)	EUR450,000	488,153
Amber Finco plc 6.63%, 7/15/2029 (b)	EUR215,000	246,037
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	686,525
4.00%, 9/18/2042	490,000	429,286
Barclays plc (SOFR + 2.22%), 6.49%, 9/13/2029 (f)	270,000	286,015
BAT Capital Corp.
6.34%, 8/2/2030	1,380,000	1,483,713
7.08%, 8/2/2043	1,005,000	1,120,182
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR800,000	755,772
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	257,015
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP500,000	614,355
EC Finance plc 3.00%, 10/15/2026 (a)	EUR899,000	968,911
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP656,414	729,486
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	812,692
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	866,665
6.75%, 12/3/2026 (a)	GBP300,000	408,493
1.50%, 2/11/2030 (a)	EUR300,000	299,947
1.13%, 10/8/2030 (a)	EUR1,000,000	959,083
1.88%, 3/14/2034 (a)	EUR250,000	234,760
5.88%, 5/13/2041 (a)	GBP100,000	135,657
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (f)	720,000	739,970
5.75%, 12/20/2027 (a)	GBP200,000	266,669
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	385,355
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,009,279
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	360,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	620,147
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	382,475
Iceland Bondco plc
10.88%, 12/15/2027 (a)	GBP100,000	141,133
10.88%, 12/15/2027 (b)	GBP120,000	169,359
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR400,000	434,945
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (b)	EUR200,000	235,021
8.50%, 3/15/2029 (a)	EUR200,000	235,021
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	421,157
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (a)	EUR100,000	109,888
1.50%, 7/4/2027 (a)	EUR400,000	417,666
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR500,000	556,704
4.50%, 7/15/2028 (a)	EUR300,000	335,150
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	198,470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	419,182
Macquarie Airfinance Holdings Ltd. 6.40%, 3/26/2029 (b)	16,000	16,651
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	975,868
0.25%, 9/1/2028 (a)	EUR800,000	785,780
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	347,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	400,000	409,762
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR1,200,000	1,190,383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	200,000	211,875
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,430,000	1,480,117
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR925,000	961,248
Pinnacle Bidco plc
8.25%, 10/11/2028 (a)	EUR600,000	709,949
8.25%, 10/11/2028 (b)	EUR287,000	339,592
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP638,000	829,590
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP754,000	940,332
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	465,915
Rolls-Royce plc
4.63%, 2/16/2026 (a)	EUR700,000	783,630
1.63%, 5/9/2028 (a)	EUR200,000	208,679
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	285,000	290,593
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	849,742
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	665,000	697,137
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	549,782
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	670,000	727,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	650,000	639,711
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	111

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Thames Water Utilities Finance plc 4.38%, 1/18/2031 (a)	EUR400,000	333,284
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,000,000	979,524
Vmed O2 UK Financing I plc 3.25%, 1/31/2031 (a)	EUR900,000	902,835
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	992,373
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	449,150
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,125,000	1,157,992
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR400,000	482,761
		41,180,032
United States — 11.8%
AbbVie, Inc.
5.05%, 3/15/2034	740,000	762,543
4.25%, 11/21/2049	530,000	462,107
5.40%, 3/15/2054	110,000	113,994
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	39,652
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	97,347
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	99,641
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,050,000	958,629
AT&T, Inc.
3.50%, 9/15/2053	130,000	92,485
3.55%, 9/15/2055	99,000	69,994
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,899
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	166,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	510,771
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,128,043
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	491,340
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	218,712
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	400,074
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	322,930
Baxter International, Inc. 2.54%, 2/1/2032	605,000	516,699
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	41,044
Berry Global, Inc. 5.80%, 6/15/2031 (b)	340,000	349,969
Boeing Co. (The)
6.53%, 5/1/2034 (b)	45,000	47,660
5.81%, 5/1/2050	205,000	193,488
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	775,610
4.81%, 2/13/2033	600,000	600,161
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	43,000	42,301
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,150,000	1,250,759
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	214,120
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	94,000	92,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (e) (f)	380,000	395,320
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	530,000	549,745
5.55%, 2/22/2054	230,000	237,443
5.65%, 2/22/2064	155,000	159,766
Broadcom, Inc.
3.47%, 4/15/2034 (b)	490,000	432,974
3.14%, 11/15/2035 (b)	440,000	367,835
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	137,211
Cencora, Inc. 2.70%, 3/15/2031	839,000	743,725
CF Industries, Inc. 4.95%, 6/1/2043	224,000	205,294
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	195,423
3.90%, 6/1/2052	282,000	184,678
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	568,448
5.75%, 8/15/2034 (b)	640,000	662,621
Citibank NA 5.57%, 4/30/2034	250,000	262,592
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	155,548
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	659,191
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	685,346
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	277,193
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	119,623
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	421,385
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	1,045,000	1,073,945
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	840,360
6.04%, 11/15/2033 (b)	200,000	211,165
Comcast Corp.
2.80%, 1/15/2051	130,000	84,087
5.35%, 5/15/2053	1,365,000	1,366,423
2.94%, 11/1/2056	290,000	184,465
Constellation Energy Generation LLC
5.60%, 6/15/2042	210,000	209,730
6.50%, 10/1/2053	195,000	216,036
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	190,916
CVS Health Corp. 5.25%, 2/21/2033	131,000	131,786
Danaher Corp. 2.80%, 12/10/2051	85,000	56,627
Diamondback Energy, Inc. 3.13%, 3/24/2031	277,000	249,935
Discovery Communications LLC 3.63%, 5/15/2030	50,000	44,380
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	63,824
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	104,148
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	34,875
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	46,234
5.65%, 4/1/2053	15,000	15,340
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	118,367
EMRLD Borrower LP
6.38%, 12/15/2030 (b)	EUR182,000	210,303
6.38%, 12/15/2030 (a)	EUR600,000	693,307
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	113

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	521,337
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	173,106
Entergy Louisiana LLC 5.15%, 9/15/2034	240,000	242,177
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	95,865
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	263,376
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (f)	229,000	227,671
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	660,435
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	200,000	195,970
3.63%, 6/17/2031	467,000	413,770
Foundry JV Holdco LLC 6.15%, 1/25/2032 (b)	364,000	374,795
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	116,812
4.25%, 3/1/2030	159,000	154,431
4.63%, 8/1/2030	203,000	200,790
5.40%, 11/14/2034	29,000	29,564
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	115,279
Gilead Sciences, Inc.
2.80%, 10/1/2050	310,000	203,582
5.55%, 10/15/2053	119,000	123,647
Global Payments, Inc. 2.90%, 11/15/2031	265,000	230,627
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	10,000	9,558
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	335,367
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	855,009
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	252,189
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	161,778
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	258,960
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	387,143
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	50,000	48,517
HCA, Inc.
5.20%, 6/1/2028	170,000	172,986
2.38%, 7/15/2031	370,000	314,968
5.45%, 9/15/2034	70,000	70,902
5.50%, 6/15/2047	91,000	87,991
5.25%, 6/15/2049	500,000	464,084
3.50%, 7/15/2051	150,000	105,176
4.63%, 3/15/2052	614,000	519,528
5.95%, 9/15/2054	495,000	506,012
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	373,383
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	540,855
3.50%, 11/2/2026 (a)	150,000	146,177
6.50%, 1/16/2029 (b)	110,000	117,132
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR600,000	634,853
JBS USA Holding Lux SARL
6.75%, 3/15/2034 (b)	128,000	140,330
4.38%, 2/2/2052	120,000	94,253
7.25%, 11/15/2053 (b)	290,000	332,902
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	424,000	454,313
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	230,527
Kraft Heinz Foods Co. 4.88%, 10/1/2049	250,000	228,251
Kroger Co. (The) 5.50%, 9/15/2054	245,000	240,148
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Marriott International, Inc. 5.35%, 3/15/2035	220,000	222,645
Marvell Technology, Inc. 5.95%, 9/15/2033	607,000	644,725
Meta Platforms, Inc.
4.45%, 8/15/2052	148,000	132,415
5.40%, 8/15/2054	495,000	504,825
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	176,140
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	655,519
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	312,174
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	462,974
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	585,829
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	896,706
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	148,353
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	290,000	297,914
(SOFR + 1.58%), 5.83%, 4/19/2035 (f)	300,000	317,334
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	469,889
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	115,412
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	129,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (f)	150,000	154,827
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	372,742
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	230,032
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	116,000	117,526
Occidental Petroleum Corp.
5.20%, 8/1/2029	70,000	70,982
5.38%, 1/1/2032	65,000	65,960
5.55%, 10/1/2034	105,000	106,694
6.20%, 3/15/2040	123,000	128,547
OI European Group BV
6.25%, 5/15/2028 (a)	EUR200,000	229,499
6.25%, 5/15/2028 (b)	EUR180,000	206,549
5.25%, 6/1/2029 (b)	EUR261,000	293,557
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	353,360
6.15%, 1/15/2033	460,000	484,285
6.40%, 6/15/2033	360,000	384,676
5.80%, 5/15/2034	395,000	406,532
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	142,000	142,698
5.34%, 5/19/2063	120,000	119,091
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	321,000	282,942
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	114,799
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	45,550
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	305,089
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	87,989
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	148,891
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR700,000	839,192
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	115

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	282,819
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	59,000	60,406
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	205,919
5.60%, 6/12/2034	215,000	221,992
Texas Instruments, Inc.
5.00%, 3/14/2053	90,000	89,017
5.15%, 2/8/2054	225,000	227,548
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	94,441
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR550,000	566,932
T-Mobile USA, Inc.
2.63%, 2/15/2029	34,000	31,357
2.55%, 2/15/2031	81,000	71,125
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	101,031
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	407,792
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	351,084
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	77,677
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	350,097
Union Electric Co. 3.90%, 4/1/2052	80,000	64,163
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	114,431
Virginia Electric and Power Co. 5.55%, 8/15/2054	30,000	30,482
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	720,000	752,440
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	EUR377,000	413,041
4.28%, 3/15/2032	1,452,000	1,269,267
5.05%, 3/15/2042	155,000	124,207
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
5.14%, 3/15/2052	111,000	84,426
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	805,455
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	320,000	328,456
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	500,000	516,001
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	390,000	402,463
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	195,168
		56,267,632
Total Corporate Bonds (Cost $287,545,469)		286,406,539
Foreign Government Securities — 30.2%
Angola — 0.1%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	192,806
8.75%, 4/14/2032 (b)	273,000	247,920
		440,726
Australia — 2.2%
Commonwealth of Australia
1.25%, 5/21/2032	AUD16,638,000	9,306,897
3.00%, 3/21/2047 (a)	AUD2,140,000	1,148,309
		10,455,206
Brazil — 4.4%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL121,900,000	20,831,350
Canada — 5.8%
Canada Government Bond
1.50%, 9/1/2024	CAD8,795,000	6,523,434
3.00%, 11/1/2024	CAD10,335,000	7,651,420
2.25%, 6/1/2025	CAD11,950,000	8,764,161
4.00%, 8/1/2026	CAD6,188,000	4,648,175
		27,587,190
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	460,000	376,050
7.50%, 2/2/2034	1,130,000	1,165,030
		1,541,080
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	300,000	309,375
7.30%, 11/13/2054 (b)	521,000	564,144
		873,519
Czech Republic — 1.0%
Czech Republic
4.90%, 4/14/2034	CZK68,550,000	3,251,448
1.95%, 7/30/2037	CZK37,240,000	1,299,965
		4,551,413
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	280,000	284,725
5.30%, 1/21/2041 (b)	375,000	340,429
6.85%, 1/27/2045 (a)	660,000	694,241
		1,319,395
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (a)	950,000	813,437
Germany — 1.9%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,753,579
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,531,825
2.30%, 2/15/2033 (a)	EUR1,090,000	1,214,405
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,785,193
		9,285,002
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (b)	840,000	856,413
6.55%, 2/6/2037 (b)	525,000	540,724
		1,397,137
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	936,000	942,435
6.75%, 9/25/2052 (b)	394,000	443,742
		1,386,177
Indonesia — 0.8%
Republic of Indonesia 6.75%, 7/15/2035	IDR59,883,000,000	3,923,102
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	570,000	385,819
Italy — 0.2%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,042,902
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	268,115
6.13%, 6/15/2033 (a)	570,000	521,016
6.88%, 10/17/2040 (b)	EUR730,000	693,466
		1,482,597
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	14,187
6.65%, 11/3/2028 (a) (g)	226,000	14,125
		28,312
Mexico — 3.2%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN118,020,000	5,434,190
7.50%, 5/26/2033	MXN87,370,000	3,878,276
8.00%, 5/24/2035	MXN72,630,000	3,275,500
United Mexican States
4.49%, 5/25/2032	EUR656,000	732,619
6.35%, 2/9/2035	325,000	337,797
3.77%, 5/24/2061	942,000	606,118
3.75%, 4/19/2071	1,433,000	901,446
		15,165,946
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	117

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
New Zealand — 0.5%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	604,338
2.75%, 4/15/2037 (a)	NZD3,201,000	1,667,441
		2,271,779
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	300,562
7.38%, 9/28/2033 (b)	327,000	273,454
		574,016
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	306,281
6.25%, 1/25/2031 (a)	550,000	584,535
6.75%, 1/17/2048 (a)	320,000	347,100
		1,237,916
Paraguay — 0.1%
Republic of Paraguay 4.95%, 4/28/2031 (b)	550,000	543,469
Poland — 1.5%
Republic of Poland
6.00%, 10/25/2033	PLN8,724,000	2,353,368
5.13%, 9/18/2034	1,183,000	1,213,391
2.00%, 8/25/2036	PLN9,973,365	2,316,506
5.50%, 3/18/2054	1,025,000	1,048,903
		6,932,168
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	929,630
6.38%, 1/30/2034 (b)	554,000	569,581
4.63%, 4/3/2049 (b)	EUR276,000	255,132
7.63%, 1/17/2053 (b)	148,000	165,927
		1,920,270
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	1,246,000	1,155,665
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (a)	660,000	572,756
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Africa — 1.0%
Republic of South Africa
4.30%, 10/12/2028	490,000	465,147
9.00%, 1/31/2040	ZAR96,800,000	4,552,797
		5,017,944
Spain — 2.9%
Bonos and Obligaciones del Estado
2.75%, 10/31/2024 (a)	EUR5,480,000	6,050,711
1.60%, 4/30/2025 (a)	EUR7,070,000	7,738,667
		13,789,378
Turkey — 0.4%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	416,963
10.50%, 12/6/2028 (a)	380,000	414,200
Republic of Turkiye (The)
9.88%, 1/15/2028	350,000	389,813
7.63%, 5/15/2034	568,000	590,720
		1,811,696
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	400,000	272,500
United Kingdom — 1.0%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP3,456,938	4,611,905
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	88,906	88,239
Total Foreign Government Securities (Cost $149,634,171)		143,310,011
Supranational — 1.1%
European Union, 3.00%, 3/4/2053 (a) (Cost $4,846,798)	EUR4,830,000	5,011,529
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Inflation Linked Notes , 1.38%, 7/15/2033 (Cost $4,457,769)	4,593,002	4,460,450
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 0.7%
United States — 0.7%
BANK Series 2018-BN13, Class C, 4.69%, 8/15/2061 (j)	118,000	98,447
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (j)	315,000	232,861
BHMS Series 2018-ATLS, Class A, 6.88%, 7/15/2035 (b) (j)	130,000	129,959
BX Commercial Mortgage Trust Series 2024-MF, Class B, 7.03%, 2/15/2039 (b) (j)	320,000	317,400
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.03%, 2/28/2025 (b) (j)	1,000,000	968,513
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (j)	28,000	25,298
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (j)	21,000	15,409
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.30%, 9/25/2027 (j)	2,072,423	55,976
Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	400,000	25,474
Series K089, Class X3, IO, 2.38%, 1/25/2046 (j)	850,000	75,045
Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	1,820,000	131,899
Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	880,000	78,794
FREMF Series 2018-KF46, Class B, 7.42%, 3/25/2028 (b) (j)	19,752	18,840
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.97%, 9/25/2024 (b) (j)	19,724	19,672
Series 2018-KF47, Class B, 7.47%, 5/25/2025 (b) (j)	9,422	9,308
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series 2018-KF49, Class B, 7.37%, 6/25/2025 (b) (j)	133,319	130,832
Series 2017-K728, Class C, 3.86%, 11/25/2050 (b) (j)	105,000	104,539
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (b) (j)	263,512	239,796
Series 2015-GC30, Class C, 4.20%, 5/10/2050 (j)	36,000	31,882
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (j)	62,000	44,211
Series 2015-C31, Class C, 4.78%, 8/15/2048 (j)	23,000	18,012
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.51%, 12/15/2049 (j)	28,000	22,656
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	134,898	44,922
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.47%, 5/15/2048 (j)	36,000	33,334
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (j)	1,389	1,337
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (j)	28,000	26,255
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 7.08%, 5/15/2039 (b) (j)	378,000	373,275
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (j)	106,000	98,939
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	119

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (j)	56,349	54,435
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (j)	69,869	64,080
Total Commercial Mortgage-Backed Securities (Cost $3,824,879)		3,491,400
Asset-Backed Securities — 0.6%
Cayman Islands — 0.1%
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.68%, 1/22/2035 (b) (j)	250,000	250,279
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.73%, 7/15/2035 (b) (j)	290,000	290,461
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.53%, 10/15/2030 (b) (j)	102,626	102,635
		643,375
United States — 0.5%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	51,292	50,903
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	55,513	55,498
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (h)	52,328	51,397
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 6.31%, 1/25/2034 (j)	63,399	66,483
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	306,337
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	88,000	87,905
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	65,948
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	151,273	151,184
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	39,636	35,763
Progress Residential Series 2021-SFR1, Class E, 2.11%, 4/17/2038 (b)	250,000	236,908
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	650,000	645,293
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1, 6.11%, 9/25/2035 (j)	7,065	6,986
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	634,696	595,919
		2,356,524
Total Asset-Backed Securities (Cost $3,025,617)		2,999,899
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	68,650	61,439
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	47,113	39,996
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	109,458	58,774
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.22%, 2/25/2037 (j)	8,360	8,233
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,689	16,989
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.65%, 1/25/2043 (b) (j)	281,616	289,445
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 1.13%, 2/15/2044 (j)	342,080	47,262
Series 4689, Class SD, IF, IO, 0.68%, 6/15/2047 (j)	229,652	33,546
Series 5022, IO, 3.00%, 9/25/2050	348,789	60,041
Series 5023, Class MI, IO, 3.00%, 10/25/2050	617,269	105,648
Series 4839, Class WS, IF, IO, 0.63%, 8/15/2056 (j)	1,617,805	238,766
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	276,323	7,648
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	323,108	19,605
Series 2012-93, Class SE, IF, IO, 0.64%, 9/25/2042 (j)	66,929	9,231
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	68,630	11,872
Series 2015-40, Class LS, IF, IO, 0.71%, 6/25/2045 (j)	175,260	21,741
Series 2017-31, Class SG, IF, IO, 0.64%, 5/25/2047 (j)	587,431	73,592
Series 2017-39, Class ST, IF, IO, 0.64%, 5/25/2047 (j)	162,182	24,798
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (j)	23,763	428
GNMA Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (j)	43,605	1,096
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 5.95%, 7/25/2029 (j)	6,388	6,211
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (h)	230,000	229,789
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.55%, 7/25/2034 (j)	9,204	8,856
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (b) (h)	1,069,094	1,066,199
Total Collateralized Mortgage Obligations (Cost $2,668,613)		2,441,205
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. ‡ *(Cost $—)	16	280
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (k) (l)(Cost $13,623,183)	13,623,183	13,623,183
Total Investments — 97.2% (Cost $469,626,499)		461,744,496
Other Assets Less Liabilities — 2.8%		13,146,720
NET ASSETS — 100.0%		474,891,216

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	121

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $16,566,635 or 3.49% of the
Fund’s net assets as of August 31, 2024.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(g)	Defaulted security.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	192	09/06/2024	EUR	28,348,469	(76,907)
U.S. Treasury 10 Year Note	198	12/19/2024	USD	22,466,813	(85,377)
U.S. Treasury 10 Year Ultra Note	85	12/19/2024	USD	9,966,250	(128,343)
U.S. Treasury Long Bond	11	12/19/2024	USD	1,349,906	(15,180)
Long Gilt	33	12/27/2024	GBP	4,277,549	(16,686)
U.S. Treasury 2 Year Note	147	12/31/2024	USD	30,508,242	5,237
U.S. Treasury 5 Year Note	190	12/31/2024	USD	20,778,281	(31,755)
					(349,011)
Short Contracts
Euro-Buxl 30 Year Bond	(51)	09/06/2024	EUR	(7,522,733)	(251,599)
Japan 10 Year Bond	(18)	09/12/2024	JPY	(17,800,533)	(123,843)
U.S. Treasury 10 Year Note	(33)	12/19/2024	USD	(3,744,469)	15,829
U.S. Treasury 10 Year Ultra Note	(69)	12/19/2024	USD	(8,090,250)	54,450
U.S. Treasury Long Bond	(4)	12/19/2024	USD	(490,875)	6,695
U.S. Treasury Ultra Bond	(75)	12/19/2024	USD	(9,841,406)	156,280
U.S. Treasury 2 Year Note	(9)	12/31/2024	USD	(1,867,852)	(713)
U.S. Treasury 5 Year Note	(157)	12/31/2024	USD	(17,169,422)	15,631
					(127,270)
					(476,281)

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	123

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	310,750	USD	338,933	BNP Paribas	9/4/2024	4,570
EUR	751,788	USD	822,412	HSBC Bank, NA	9/4/2024	8,614
EUR	567,848	USD	620,328	Morgan Stanley	9/4/2024	7,372
EUR	266,626	USD	289,441	State Street Corp.	9/4/2024	5,288
USD	719,383	EUR	648,756	HSBC Bank, NA	9/4/2024	2,248
AUD	14,125,474	CHF	7,967,855	Goldman Sachs International	9/25/2024	169,326
CHF	7,943,822	USD	9,228,599	Goldman Sachs International	9/25/2024	139,669
CLP	6,353,902,374	USD	6,829,289	Morgan Stanley**	9/25/2024	122,274
IDR	55,704,550,050	USD	3,500,349	Citibank, NA**	9/25/2024	90,812
INR	567,678,645	USD	6,754,348	BNP Paribas**	9/25/2024	11,177
KRW	8,920,085,314	USD	6,601,651	BNP Paribas**	9/25/2024	76,388
SGD	4,572,304	USD	3,469,505	Goldman Sachs International	9/25/2024	38,817
USD	18,342,646	BRL	100,363,620	Goldman Sachs International**	9/25/2024	577,539
USD	6,768,490	COP	27,395,831,650	BNP Paribas**	9/25/2024	236,913
USD	1,865,515	IDR	28,856,155,803	BNP Paribas**	9/25/2024	5,216
USD	3,530,617	KRW	4,714,432,799	Goldman Sachs International**	9/25/2024	1,147
USD	3,460,725	MXN	65,739,928	Citibank, NA	9/25/2024	133,642
USD	13,173,413	MXN	250,304,070	Morgan Stanley	9/25/2024	505,581
ZAR	63,209,933	USD	3,445,998	Goldman Sachs International	9/25/2024	93,276
USD	165,799,972	EUR	149,400,167	HSBC Bank, NA	10/3/2024	433,637
USD	7,842,617	GBP	5,946,088	HSBC Bank, NA	10/3/2024	31,496
TRY	69,791,269	USD	1,628,544	Barclays Bank plc	1/22/2025	120,863
TRY	77,416	USD	1,911	Morgan Stanley	1/22/2025	30
Total unrealized appreciation						2,815,895
USD	807,834	EUR	746,858	BNP Paribas	9/4/2024	(17,742)
USD	714,378	EUR	653,200	Citibank, NA	9/4/2024	(7,669)
USD	715,490	EUR	648,511	Goldman Sachs International	9/4/2024	(1,374)
USD	156,981,206	EUR	144,701,013	Morgan Stanley	9/4/2024	(2,971,294)
USD	4,248,761	EUR	3,898,841	Standard Chartered Bank	9/4/2024	(61,018)
USD	7,391,293	GBP	5,751,624	HSBC Bank, NA	9/4/2024	(162,315)
USD	248,373	GBP	194,464	State Street Corp.	9/4/2024	(7,017)
CHF	24,033	USD	28,386	Barclays Bank plc	9/25/2024	(43)
COP	14,354,270,873	USD	3,472,247	Goldman Sachs International**	9/25/2024	(49,974)
GBP	7,159,971	USD	9,457,813	Goldman Sachs International	9/25/2024	(52,686)
KRW	4,690,770,352	USD	3,513,028	HSBC Bank, NA**	9/25/2024	(1,273)
MXN	66,815,966	USD	3,446,000	Goldman Sachs International	9/25/2024	(64,459)
TWD	224,344,456	USD	7,031,639	Goldman Sachs International**	9/25/2024	(2,280)
USD	3,516,650	AUD	5,215,183	Citibank, NA	9/25/2024	(15,134)
USD	4,690,690	AUD	6,953,579	Goldman Sachs International	9/25/2024	(18,356)
USD	15,163,929	AUD	22,735,582	Morgan Stanley	9/25/2024	(232,876)
USD	27,126,222	CAD	37,135,289	HSBC Bank, NA	9/25/2024	(447,948)
USD	3,488,832	CLP	3,209,620,494	Goldman Sachs International**	9/25/2024	(22,692)
USD	4,555,832	CZK	103,960,039	Barclays Bank plc	9/25/2024	(36,733)
USD	30,779,284	EUR	27,875,450	Morgan Stanley	9/25/2024	(63,907)
USD	4,579,440	GBP	3,564,461	BNP Paribas	9/25/2024	(102,731)
USD	9,424,687	GBP	7,191,289	Morgan Stanley	9/25/2024	(21,578)
USD	2,197,261	IDR	34,486,007,449	Barclays Bank plc**	9/25/2024	(25,983)
USD	6,909,438	IDR	107,897,782,451	Goldman Sachs International**	9/25/2024	(46,516)
USD	6,981,545	INR	586,389,126	HSBC Bank, NA**	9/25/2024	(6,970)
USD	2,140,388	NZD	3,557,996	State Street Corp.	9/25/2024	(84,052)
USD	3,450,001	PHP	197,622,941	HSBC Bank, NA**	9/25/2024	(63,921)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	August 31, 2024

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	4,837,483	PLN	18,850,273	Barclays Bank plc	9/25/2024	(27,063)
USD	4,316,151	ZAR	78,250,908	Goldman Sachs International	9/25/2024	(65,303)
USD	3,522,337	ZAR	63,308,729	Morgan Stanley	9/25/2024	(22,469)
EUR	355,450	USD	396,157	HSBC Bank, NA	10/3/2024	(2,720)
USD	1,670,501	TRY	69,868,686	Goldman Sachs International	1/22/2025	(80,846)
Total unrealized depreciation						(4,786,942)
Net unrealized depreciation						(1,971,047)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.24 annually	Pay	8/8/2026	USD183,993,000	—	36,509	36,509
1 day SOFR annually	3.36 annually	Receive	5/15/2034	USD14,377,000	546	25,259	25,805
1 day SOFR annually	3.45 annually	Receive	8/8/2034	USD44,849,000	—	73,521	73,521
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD63,383,000	—	363,400	363,400
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD41,810,000	(7,483)	565,147	557,664
					(6,937)	1,063,836	1,056,899
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	125

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD9,964,000	5,076	(427,198)	(422,122)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL18,896,360	—	(43,265)	(43,265)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL18,880,536	—	(39,088)	(39,088)
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD14,714,000	—	(233,051)	(233,051)
					5,076	(742,602)	(737,526)
					(1,861)	321,234	319,373

(a)	Value of floating rate index at August 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.87%
1 day SOFR	5.32

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	August 31, 2024

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.9% (a)
Alabama — 1.9%
Alabama Federal Aid Highway Finance Authority Series 2015, Rev., 4.00%, 9/1/2024 (b)	3,000,000	3,000,000
Black Belt Energy Gas District, Gas Project
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,160,217
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,000,000	1,083,831
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	820,000	817,441
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	100,799
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,121,799
Series 2024, Rev., 5.00%, 10/1/2038	2,000,000	2,210,144
Series 2024, Rev., 5.00%, 10/1/2039	2,000,000	2,199,140
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,450,779
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,346,142
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000,000	1,039,326
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	400,000	391,010
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024 B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,608,689
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,248,647
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,118,211
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,082,933
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	102,748
Total Alabama		32,081,856
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — 0.5%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027 (d)	1,000,000	1,068,682
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019 A, Rev., 5.00%, 10/1/2033	1,500,000	1,597,758
Series 2019 A, Rev., 4.00%, 10/1/2034	2,110,000	2,125,879
Series 2019 A, Rev., 4.00%, 10/1/2036	2,455,000	2,458,837
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,500,000	1,010,393
Total Alaska		8,261,549
Arizona — 2.2%
Arizona Board of Regents
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	118,594
Series 2020A, Rev., 5.00%, 7/1/2033	430,000	479,519
Series 2024B, Rev., 5.00%, 7/1/2042	1,250,000	1,412,289
Series 2024, Rev., 5.00%, 8/1/2042	1,000,000	1,120,952
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 4.50%, 7/1/2033 (e)	510,000	521,406
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	182,981
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	237,707
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	251,223
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	202,415
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,099,101
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,123,096
Series 2023A, Rev., 5.25%, 11/1/2048	1,000,000	1,077,760
City of Glendale
Series 2024, GO, 5.00%, 7/1/2042 (d)	1,000,000	1,125,625
Series 2024, GO, 5.00%, 7/1/2043 (d)	1,135,000	1,272,071
City of Glendale Water and Sewer, Senior Lien
Rev., 5.00%, 7/1/2036	625,000	726,690
Rev., 5.00%, 7/1/2040	475,000	540,204
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	127

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,121,277
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,255,871
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,458,152
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	507,547
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (e)	750,000	757,263
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2025	310,000	311,989
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235,000	1,273,652
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,487,185
Maricopa County Industrial Development Authority, Honorhealth
Series 2024 D, Rev., 5.00%, 12/1/2041	1,400,000	1,548,016
Series 2024 D, Rev., 5.00%, 12/1/2043	1,500,000	1,642,824
Series 2024 D, Rev., 5.00%, 12/1/2044	1,355,000	1,478,767
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (e)	945,000	974,667
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,949
Maricopa County Unified School District No. 60 Higley COP, AGM, 5.00%, 6/1/2036	200,000	223,575
Pima County Unified School District No. 1 Tucson, Project Of 2023
Series 2024 A, GO, AGM, 5.00%, 7/1/2025	1,100,000	1,120,360
Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000,000	1,148,280
Series 2024 A, GO, AGM, 5.00%, 7/1/2038	1,750,000	1,992,839
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	1,000,000	1,112,341
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	104,385
Total Arizona		37,042,572
Arkansas — 0.1%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	75,100
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2037	500,000	560,992
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2031	1,250,000	1,438,252
Total Arkansas		2,074,344
California — 5.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000,000	1,003,168
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,725,470
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (c)	1,000,000	1,078,076
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	6,750,000	6,861,759
Series 2024 A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,413,260
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	15,260,000	3,003,585
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	6,950,000	7,818,846
Series 2024A, Rev., 5.00%, 12/1/2036	4,500,000	5,015,696
Series 2024A, Rev., 5.00%, 12/1/2037	3,350,000	3,719,999
Series 2024A, Rev., 5.00%, 12/1/2038	2,005,000	2,213,453
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2040	100,000	105,649
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (c) (e)	6,250,000	6,309,818
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, California Academy Of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,019,316
California Municipal Finance Authority Series 2021A, Rev., AMT, 4.00%, 10/1/2024 (c)	1,000,000	1,000,332
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	870,394
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,503,898
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (e)	770,000	853,277
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (e)	825,000	862,717
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	958,112
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2018 A, Rev., 5.25%, 12/1/2048 (e)	1,390,000	1,429,586
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	185,702
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,860,444
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	90,048
El Centro Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 10/1/2024	260,000	260,328
Series 2023A, Rev., 5.00%, 10/1/2025	545,000	557,478
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (b)	250,000	272,240
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	18,700,000	2,174,866
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	301,239
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	362,402
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	452,055
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	230,289
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,023,939
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	268,887
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2025	4,000,000	4,085,304
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	162,945
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	156,207
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	155,253
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, AGM, 5.00%, 9/1/2029	210,000	232,634
Series 2022A-1, AGM, 5.00%, 9/1/2030	330,000	370,534
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,229,658
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,784,599
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	2,046,448
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	296,694
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	234,806
State of California, Various Purpose
GO, 5.00%, 8/1/2028	4,630,000	5,058,413
GO, 5.00%, 11/1/2032	335,000	376,899
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	120,411
Tobacco Securitization Authority of Southern California Series 2019 A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,102,848
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,185,161
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	129

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	136,301
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	676,733
Yucaipa Valley Water District Financing Authority, Water and Sewer Series 2022A, Rev., 5.00%, 9/1/2034	500,000	581,748
Total California		94,799,924
Colorado — 2.0%
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,303,107
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	245,567
City and County of Denver, Airport System
Series 2018 A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,035,897
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,104,875
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	529,127
City of Colorado Springs Utilities System Series 2024A, Rev., 5.00%, 11/15/2049	5,785,000	6,363,959
City of Lone Tree COP, 5.00%, 12/1/2041	1,475,000	1,640,273
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,000,000	1,114,126
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (e)	150,000	143,841
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (c)	1,650,000	1,810,067
Colorado Health Facilities Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2034	1,000,000	1,141,180
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,960,000	3,190,649
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	367,534
COP, 5.00%, 12/15/2037	550,000	618,690
COP, 5.00%, 12/15/2038	600,000	671,790
COP, 5.00%, 12/15/2040	1,050,000	1,164,178
COP, 5.00%, 12/15/2042	1,250,000	1,374,134
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
COP, 5.25%, 12/15/2048	2,250,000	2,487,762
County of Adams COP, 5.00%, 12/1/2024	150,000	150,690
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	507,672
San Miguel County School District R-1 Telluride Series 2024, GO, 5.00%, 12/1/2042	1,000,000	1,127,979
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,033,663
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2026	40,000	41,632
Total Colorado		33,168,392
Connecticut — 1.2%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	895,073
GO, 4.00%, 6/15/2043	1,080,000	1,079,948
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	715,332
Series 2023, GO, 4.00%, 8/15/2043	500,000	508,330
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (c)	10,455,000	11,423,271
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (e)	1,000,000	975,064
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	141,155
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,000,000	2,312,247
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,150,059
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	131,946
Total Connecticut		19,332,425
Delaware — 0.1%
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,190,000	2,193,413
District of Columbia — 1.8%
District of Columbia
Series 2023A, GO, 5.00%, 1/1/2036	2,000,000	2,312,260
Series 2019 A, GO, 5.00%, 10/15/2044	6,300,000	6,659,428
District of Columbia, Income Tax
Series 2019A, Rev., 5.00%, 3/1/2029	100,000	110,459
Series 2023 A, Rev., 5.00%, 5/1/2043	3,500,000	3,891,889
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2023 A, Rev., 5.25%, 5/1/2048	2,500,000	2,791,151
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	97,920
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	66,694
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,039,803
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : TD Bank NA, 2.82%, 9/12/2024 (c)	5,000,000	5,000,000
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	893,120
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,316,278
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,492,765
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,768,188
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,721,276
Total District of Columbia		30,161,231
Florida — 3.9%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023 A, Rev., 5.13%, 6/15/2033 (e)	1,250,000	1,306,784
Series 2023 A, Rev., 6.00%, 6/15/2043 (e)	2,060,000	2,166,393
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,736
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	110,157
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,771,708
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,529,043
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,452,290
Series 2024, Rev., 5.00%, 10/1/2030	1,500,000	1,691,849
Series 2024, Rev., 5.00%, 10/1/2031	3,350,000	3,816,649
City of Kissimmee, Sales Tax Rev., 4.00%, 10/1/2025	170,000	172,200
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,500,000	1,708,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	60,080
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,967,892
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	40,059
County of Lee, Airport
Series 2021 B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	2,001,539
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	435,117
County of Miami-Dade, Aviation System Series A, Rev., AMT, 5.00%, 10/30/2024	1,000,000	1,002,646
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	150,000	152,186
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,041
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	30,043
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	269,725
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	229,953
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	1,296,241
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (e)	150,000	152,098
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	1,410,000	1,443,671
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	1,320,000	1,332,787
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,026,762
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,172
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	131

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	130,167
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,441,842
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,953,667
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	109,022
Hillsborough County Industrial Development Authority, Baycare Health System
Series 2024C, Rev., 5.00%, 11/15/2029 (d)	2,500,000	2,766,790
Series 2024C, Rev., 5.00%, 11/15/2034 (d)	3,410,000	3,973,090
JEA Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2049	5,000,000	5,517,621
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,442,637
Marion County School Board COP, AGM, 5.25%, 6/1/2044	1,465,000	1,647,059
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (c)	1,500,000	1,507,288
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	250,000	265,229
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	7,750,000	8,403,905
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	847,993
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/12/2024 (c)	1,020,000	1,020,000
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	246,666
Palm Beach County School District Series 2024A, COP, 5.00%, 8/1/2039	2,085,000	2,365,392
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750,000	762,271
St. Johns County School Board Series 2024 A, COP, AGM, 5.00%, 7/1/2041	1,600,000	1,777,644
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	79,163
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	78,143
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	56,345
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	43,075
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	130,191
Village Community Development District No. 15 4.25%, 5/1/2028 (e)	350,000	353,867
Total Florida		66,244,944
Georgia — 3.8%
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	4,024,074
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	2,069,159
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,346,951
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,940,391
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,192,125
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,401
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000,000	1,007,009
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250,000	1,267,655
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2040	1,600,000	1,739,132
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	1,500,000	1,662,675
Rev., RAN, 5.00%, 10/15/2034	1,500,000	1,718,780
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,435,511
Georgia Ports Authority Series 2022, Rev., 5.00%, 7/1/2047	1,155,000	1,256,132
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,705,913
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	1,750,000	1,842,768
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	4,785,000	5,099,313
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	4,000,000	4,251,524
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,674,417
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,716,419
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,553,860
Series 2024 A, Rev., 5.00%, 9/1/2031 (c)	3,000,000	3,240,704
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	7,060,000	7,552,528
Series 2024B, Rev., 5.00%, 3/1/2032 (c)	3,000,000	3,252,180
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	36,150
Series 2023A, Rev., 5.00%, 7/1/2036	490,000	569,694
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,029,696
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,157,828
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	117,448
Rev., 5.25%, 2/1/2035	135,000	158,105
Total Georgia		63,644,542
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,979,383
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	47,693
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	31,691
Total Hawaii		79,384
Idaho — 0.0% ^
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,830
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	572,562
Total Idaho		610,392
Illinois — 4.4%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	46,300
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,255,276
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,666,903
Series 2023 C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,852,021
Series 2023 C, Rev., AMT, 5.00%, 1/1/2039	2,500,000	2,679,156
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,485,339
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,195,897
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,408,345
Series 2023, Rev., 5.00%, 1/1/2037	825,000	914,291
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	218,381
Series B, Rev., 5.00%, 1/1/2034	40,000	41,479
Series 2024 B, Rev., 5.00%, 1/1/2048 (d)	1,000,000	1,078,098
Series 2024 B, Rev., 5.50%, 1/1/2059 (d)	3,000,000	3,328,284
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	133

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., 5.00%, 11/1/2024	625,000	626,827
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	396,410
City of Decatur GO, 5.00%, 3/1/2027	130,000	134,084
City of Highland Park GO, 4.00%, 12/30/2028	35,000	36,905
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	36,960
County of Cook, Sales Tax Rev., 5.00%, 11/15/2034	2,000,000	2,101,416
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	103,850
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	36,565
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	337,395
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	216,825
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	248,980
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,053,726
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	3,250,000	3,325,853
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	5,000,000	5,729,713
Illinois Housing Development Authority
Rev., FHA, 4.00%, 6/1/2025 (c)	2,815,000	2,828,725
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	1,000,000	1,098,428
Illinois State Toll Highway Authority Series 2019A, Rev., 5.00%, 1/1/2036	250,000	272,470
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	179,526
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,766,829
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,099,883
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	722,496
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	863,954
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	625,967
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	558,208
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,040
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,163,251
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,608,261
GO, 5.00%, 2/1/2026	1,000,000	1,027,623
Series 2017 A, GO, 5.00%, 12/1/2026	1,000,000	1,044,439
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,052,784
Series 2018 A, GO, 5.00%, 10/1/2027	2,590,000	2,747,828
Series 2022A, GO, 5.00%, 3/1/2029	500,000	543,383
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,156,598
GO, 4.00%, 6/1/2032	1,000,000	1,003,622
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,428,136
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,059,174
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,606,405
Series 2024B, GO, 5.00%, 5/1/2038	3,000,000	3,346,813
Series 2024 B, GO, 5.00%, 5/1/2040	1,800,000	1,987,738
Series 2023B, GO, 5.50%, 5/1/2047	375,000	411,529
Series 2023B, GO, 4.50%, 5/1/2048	65,000	65,135
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	496,330
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	130,880
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	147,105
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,071,049
Total Illinois		73,699,888
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (e)	250,000	212,764
City of Valparaiso, Green Oaks of Valparaiso Project Rev., 5.38%, 12/1/2041 (e)	200,000	163,740
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,832,330
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,280,487
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,562,100
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,115,391
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 1/15/2027	800,000	842,515
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	36,034
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	427,889
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	451,811
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	816,877
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,521
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	435,000	475,141
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	1,000,000	1,019,235
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	77,947
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., AGM, 4.00%, 6/1/2037	5,000,000	5,130,645
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	35,631
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,240,132
Rev., 5.00%, 7/15/2030	1,150,000	1,275,379
Total Indiana		18,112,569
Iowa — 0.4%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., AGM, 5.00%, 7/1/2035	1,045,000	1,155,786
Series 2023, Rev., AGM, 5.00%, 7/1/2036	1,060,000	1,166,508
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	189,200
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	32,127
Iowa Great Lakes Sanitation District
GO, 5.00%, 6/1/2025	725,000	735,923
GO, 5.00%, 6/1/2026	1,145,000	1,188,072
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	619,024
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — continued
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	939,859
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	3,000,000	466,560
Total Iowa		6,493,059
Kansas — 0.4%
City of Topeka, Kansas Health Care Facilities Series 2022A, Rev., 5.75%, 12/1/2033	250,000	260,435
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	105,145
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	50,312
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	224,586
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,178,066
University of Kansas Hospital Authority, Health System Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (c)	4,660,000	4,660,000
Total Kansas		6,478,544
Kentucky — 2.2%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	502,237
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (e)	10,500,000	10,523,381
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	173,293
Kentucky Public Energy Authority
Series 2023 A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,651,059
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	16,000,000	17,373,978
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	63,696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	135

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	5,001,758
University of Kentucky, Healthcare Cancer Center Parking Projects Rev., 5.00%, 10/1/2029 (d)	415,000	459,396
Total Kentucky		37,748,798
Louisiana — 1.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	272,577
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	7,500,000	7,568,096
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,801
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	5,000,000	5,056,575
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (c)	15,000,000	15,000,000
Total Louisiana		27,928,049
Maine — 0.6%
Maine Health and Higher Educational Facilities Authority
Series 2024 A, Rev., AGC, 5.00%, 7/1/2028 (d)	1,135,000	1,229,251
Series 2024 A, Rev., AGC, 5.00%, 7/1/2041 (d)	1,460,000	1,623,372
Series 2024 A, Rev., AGC, 5.00%, 7/1/2042 (d)	1,815,000	2,005,425
Series 2024 A, Rev., AGC, 5.00%, 7/1/2043 (d)	1,475,000	1,622,742
Series 2024 A, Rev., AGC, 5.00%, 7/1/2044 (d)	1,100,000	1,206,457
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	278,842
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	75,241
Maine Turnpike Authority Rev., 4.00%, 7/1/2040	2,100,000	2,138,119
Total Maine		10,179,449
Maryland — 1.2%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,946,821
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
County of Baltimore, Consolidated Public Improvement Series 2020, GO, 5.00%, 3/1/2025	4,000,000	4,047,803
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	72,795
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 2.85%, 9/12/2024 (c)	10,000,000	10,000,000
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	78,634
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	45,987
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,159,561
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,500,000	1,517,162
Total Maryland		19,868,763
Massachusetts — 1.8%
Commonwealth of Massachusetts
Series 2024 A, GO, 5.00%, 3/1/2041	5,000,000	5,699,409
Series 2020 E, GO, 5.00%, 11/1/2050	3,210,000	3,413,303
Series 2023 D, GO, 5.00%, 10/1/2051	16,430,000	17,924,847
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	823,313
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	707,278
Series 2023G, Rev., 5.25%, 7/1/2052	1,000,000	1,089,665
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	47,949
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	30,123
Total Massachusetts		29,735,887
Michigan — 1.0%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	100,000	109,795
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,530,691
Rev., 4.00%, 4/1/2045	1,705,000	1,686,245
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,384,701
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,061,077
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,168,940
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,086,275
Detroit Downtown Development Authority, Catalyst Development Project Series 2024, Rev., 5.00%, 7/1/2048	2,750,000	2,903,396
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	181,283
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,141,710
Lansing Board of Water and Light Series 2024 A, Rev., 5.00%, 7/1/2049	3,000,000	3,274,836
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,073,835
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	395,000	410,900
Total Michigan		17,013,684
Minnesota — 0.7%
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	157,907
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	187,201
County of Hennepin Series 2023 A, GO, 5.00%, 12/1/2034	2,000,000	2,350,017
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,860,028
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,450,000	2,639,747
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,000,000	2,277,658
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,022,378
Total Minnesota		11,494,936
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	212,292
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	35,726
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,591
Total Mississippi		268,609
Missouri — 0.9%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	120,755
City of Springfield Public Utility Series 2015, Rev., 4.00%, 8/1/2035	5,000,000	4,993,503
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,506,289
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,014,917
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	193,517
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	167,339
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	202,942
Kansas City Industrial Development Authority Series 2020 B, Rev., 5.00%, 3/1/2025	1,050,000	1,059,862
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	47,868
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	3,000,000	3,293,583
Springfield School District No. R-12 GO, 4.00%, 3/1/2042	1,800,000	1,817,071
Total Missouri		15,417,646
Montana — 0.1%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,862,655
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	137

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — 0.2%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	342,232
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,335,000	1,402,290
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	88,908
Rev., 5.00%, 9/1/2028	50,000	52,799
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019 A, Rev., 4.00%, 1/1/2035	1,000,000	1,000,960
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,364
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,942
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,108,285
Total Nebraska		4,067,780
Nevada — 0.4%
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	101,697
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,371
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,426,106
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	517,770
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	129,287
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	168,787
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,146,775
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	53,183
Total Nevada		6,634,976
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (e)	1,500,000	1,500,170
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	803,347
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	962,957
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — continued
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	740,088
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	885,404
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,611,404
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,080,829
Total New Hampshire		8,584,199
New Jersey — 1.4%
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., AGC, 5.00%, 11/1/2025 (d)	1,000,000	1,025,080
Series 2024B, Rev., AGC, 5.00%, 11/1/2025 (d)	500,000	512,540
Series 2024A, Rev., AGC, 5.00%, 11/1/2026 (d)	1,800,000	1,883,284
Series 2024B, Rev., AGC, 5.00%, 11/1/2026 (d)	1,000,000	1,046,269
Series 2024A, Rev., AGC, 5.00%, 11/1/2028 (d)	700,000	758,170
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,400,000	2,424,405
New Jersey Economic Development Authority, School Facilities Construction Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,039,735
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023 BB, Rev., 5.25%, 6/15/2050	3,500,000	3,829,758
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	256,860
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,134,530
New Jersey Turnpike Authority Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,661,315
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2033	1,000,000	1,050,515
Series 2018 A, Rev., 5.00%, 6/1/2034	2,005,000	2,104,140
Series 2018 A, Rev., 5.00%, 6/1/2036	2,700,000	2,825,803
Series 2018A, Rev., 4.00%, 6/1/2037	1,100,000	1,100,882
Total New Jersey		23,653,286
New Mexico — 0.5%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	672,451
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,119,248
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	244,517
City of Farmington, San Juan Project Series 2010 C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,541,608
Loving Municipal School District No. 10 Series 2023, GO, 5.00%, 9/15/2024	3,875,000	3,877,139
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	106,601
Total New Mexico		7,561,564
New York — 15.3%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	635,547
Rev., 5.00%, 7/1/2034	205,000	221,754
Camden Central School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,040
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,893,365
City of New York, Fiscal Year 2018
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.50%, 9/3/2024 (c)	4,360,000	4,360,000
Series 2018E, GO, VRDO, LOC : TD Bank NA, 2.55%, 9/3/2024 (c)	4,400,000	4,400,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	111,775
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	108,110
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	206,728
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	264,044
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,107,716
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,889,369
City of New York, Fiscal Year 2023 Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,258,100
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,225,000	1,206,028
City of Oneida GO, BAN, 4.50%, 3/28/2025	12,400,000	12,502,513
Dryden Central School District GO, BAN, 4.50%, 6/25/2025	7,600,000	7,670,862
Gloversville Enlarged School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,524
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	7,000,000	6,901,003
Series 2024B, Rev., 3.00%, 9/1/2031 (c)	7,500,000	7,405,175
Series 2024A, Rev., 5.00%, 9/1/2049	5,000,000	5,497,904
Malone Central School District GO, BAN, 4.50%, 6/26/2025	10,000,000	10,091,210
Metropolitan Transportation Authority Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (c)	2,300,000	2,300,000
Mount Markham Central School District, Unlimited Tax GO, BAN, 4.50%, 6/25/2025	10,000,000	10,089,220
New York City Municipal Water Finance Authority Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,671,731
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 GG, Rev., 5.00%, 6/15/2039	3,000,000	3,037,602
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	3,500,000	3,917,013
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,768,220
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (c)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	788,993
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,302,977
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,998,041
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	139

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid, Subordinate Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (b)	45,000	45,853
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,498,654
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,733,023
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	112,467
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	282,764
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	783,746
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	8,370,000	8,292,138
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,219,387
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,221,391
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,706,938
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	1,000,023
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,500,000	3,918,089
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	591,939
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	1,000,000	1,103,941
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	2,750,000	3,047,672
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,500,000	2,564,411
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	3,225,000	3,385,678
Series 2024 D, Rev., 5.00%, 10/1/2035	1,300,000	1,486,620
Series 2024A, Rev., AGM, 5.00%, 10/1/2037	1,825,000	2,075,897
Series 2024A, Rev., 5.50%, 7/1/2054	9,250,000	10,582,381
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	160,923
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,315
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2032	620,000	695,701
Series 2024 A, Rev., 5.25%, 5/1/2036	1,380,000	1,568,616
Series 2024 A, Rev., 5.25%, 5/1/2041	460,000	509,376
Series 2024 A, Rev., 5.25%, 5/1/2042	550,000	607,158
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,213,648
Series 2015B, Rev., 5.00%, 2/15/2035	4,000,000	4,033,436
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	1,021,687
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	3,600,000	3,865,723
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2040	3,000,000	3,031,707
Series 2021 E, Rev., 4.00%, 3/15/2042	1,000,000	1,001,143
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.60%, 9/3/2024 (c)	5,000,000	5,000,000
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	495,075
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,461,481
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,010,137
Series 2018, Rev., AMT, 5.00%, 1/1/2030	2,065,000	2,144,723
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,570,000	1,624,913
Rev., AMT, 5.00%, 1/1/2034	3,000,000	3,093,880
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,372,765
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,231,763
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	500,000	520,701
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2024, Rev., AMT, AGM, 5.25%, 6/30/2039	1,425,000	1,588,192
Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,000,000	1,051,444
Northeastern Clinton Central School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,928
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,070,851
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	517,700
Series 244, Rev., 5.00%, 7/15/2040	1,000,000	1,145,145
Series 244, Rev., 5.00%, 7/15/2041	1,250,000	1,427,224
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,605,049
GO, 4.00%, 6/1/2036	2,125,000	2,225,536
GO, 4.00%, 6/1/2037	2,000,000	2,081,087
Stillwater Central School District GO, BAN, 4.50%, 6/27/2025	3,000,000	3,027,755
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,075,875
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,310,655
Thousand Islands Central School District GO, BAN, 4.25%, 6/27/2025	1,500,000	1,509,345
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	79,978
Triborough Bridge and Tunnel Authority Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	3,000,000	3,325,654
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,231,020
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2024C, Rev., 5.00%, 11/15/2035	2,500,000	2,946,922
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,137,004
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	256,819
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021 A, Rev., 5.00%, 7/1/2056 (e)	6,000,000	5,982,503
Yonkers Industrial Development Agency, New Community School Project Rev., 5.00%, 5/1/2042	1,445,000	1,556,163
Total New York		256,083,296
North Carolina — 1.4%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2042 (d)	1,860,000	2,108,896
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	598,732
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	417,011
Series 2023B, COP, 5.00%, 6/1/2027	460,000	489,896
County of Davidson GO, 5.00%, 6/1/2027	35,000	37,332
County of Johnston Water and Sewer System
Series 2024, Rev., 5.00%, 4/1/2044	1,000,000	1,114,293
Series 2024, Rev., 4.00%, 4/1/2054	1,250,000	1,229,573
Fayetteville State University, Student Housing Project Series 2021, Rev., AGM, 5.00%, 4/1/2037	4,270,000	4,593,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	141

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.80%, 9/3/2024 (c)	3,400,000	3,400,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,750,000	3,044,061
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2035	1,175,000	1,379,916
Series 2024B, Rev., 5.00%, 2/1/2037	1,265,000	1,471,233
Series 2024B, Rev., 5.00%, 2/1/2041	1,000,000	1,134,306
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.55%, 9/3/2024 (c)	2,800,000	2,800,000
Total North Carolina		23,818,725
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 2.87%, 9/12/2024 (c)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,185,000	2,344,084
Total North Dakota		4,069,084
Ohio — 4.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	5,000,000	5,388,652
Series 2020A-2, Rev., 5.00%, 6/1/2031	5,000,000	5,384,030
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,250,000	7,581,362
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,825,000	1,433,414
City of Cleveland Series 2022A, GO, 5.00%, 12/1/2035	145,000	164,158
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 2.77%, 9/12/2024 (c)	5,000,000	5,000,000
County of Hamilton, Metropolotan Sewer district of Greater Cincinnati
Series 2024 A, Rev., 5.00%, 12/1/2039	555,000	634,325
Series 2024 A, Rev., 5.00%, 12/1/2041	1,000,000	1,131,727
Series 2024 A, Rev., 5.00%, 12/1/2043	1,110,000	1,244,469
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	115,119
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (c) (e)	3,795,000	3,900,586
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,900,000	2,010,836
Series 2024, GO, 4.50%, 12/1/2061	1,500,000	1,486,466
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,091,527
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,028,639
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,500,000	1,522,169
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 2.45%, 9/3/2024 (c)	10,750,000	10,750,000
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	77,082
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,970,000	2,183,682
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.90%, 9/12/2024 (c)	10,000,000	10,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	142,617
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	30,000	31,277
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,555,411
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2041	2,500,000	2,847,185
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	47,474
Series 2020 A, Rev., 5.00%, 12/1/2050	1,000,000	1,058,547
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,132,029
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,125,620
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	631,252
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,246,859
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	236,601
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (c)	1,500,000	1,680,354
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	241,644
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	37,609
Total Ohio		78,142,722
Oklahoma — 1.3%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.25%, 8/15/2048	5,550,000	5,677,921
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	3,650,000	4,170,461
Oklahoma Water Resources Board, State Loan Program
Series 2024 A, Rev., 5.00%, 10/1/2037	1,000,000	1,126,159
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,351,391
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,117,849
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,805,630
Series 2024B, Rev., 5.25%, 10/1/2044	2,100,000	2,325,728
University of Oklahoma (The)
Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,204,713
Series 2024A, Rev., 5.00%, 7/1/2041	1,045,000	1,175,225
Total Oklahoma		21,955,077
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	8,500,000	5,399,441
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	80,323
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (b)	45,000	48,230
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,200,604
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	307,067
Series 2022, Rev., 5.00%, 7/1/2028	400,000	417,843
Total Oregon		7,453,508
Pennsylvania — 4.0%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,500,000	1,648,276
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000,000	1,087,179
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.80%, 9/3/2024 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2024, Rev., 5.00%, 3/1/2043	3,500,000	3,885,293
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	133,043
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	121,510
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	432,800
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,061,447
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	238,688
County of Delaware
Series 2024, GO, 5.00%, 8/1/2040	650,000	723,992
Series 2024, GO, 5.00%, 8/1/2041	1,460,000	1,617,944
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	175,347
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,043,214
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	250,000	259,928
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	278,355
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	143

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	135,235
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	14,250,000	14,595,131
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,500,000	1,474,615
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024 A, Rev., AGM, 4.00%, 1/1/2042	1,250,000	1,228,392
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	442,774
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,046,457
Pennsylvania Housing Finance Agency Series 2024-145A, Rev., 6.00%, 10/1/2054	2,000,000	2,208,759
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2023-141A, Rev., 5.75%, 10/1/2053	4,830,000	5,179,167
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	112,084
Series A-1, Rev., 5.00%, 12/1/2031	60,000	63,843
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	582,391
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,153,272
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,118,671
Series 2024, Rev., 5.00%, 12/1/2044 (d)	5,000,000	5,571,562
Pennsylvania Turnpike Commission, Subordinate Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	848,214
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2027	610,000	635,966
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	943,838
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	953,417
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,396,182
Sports and Exhibition Authority of Pittsburgh and Allegheny County Rev., AGM, 4.00%, 2/1/2025	540,000	542,130
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Swarthmore Borough Authority Series 2023, Rev., 5.00%, 9/15/2053	1,500,000	1,636,090
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	168,564
GO, 4.00%, 1/1/2042	970,000	977,913
GO, 4.00%, 1/1/2047	700,000	685,377
Total Pennsylvania		67,407,060
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	5,500,000	4,943,250
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500,000	1,173,692
Series A-2, Rev., 4.78%, 7/1/2058	6,000,000	5,924,272
Total Puerto Rico		12,041,214
Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,547,239
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,852,766
Series 2024, Rev., 5.00%, 6/1/2040	2,000,000	2,215,316
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,070,700
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,271,146
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,079,709
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,075,126
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	81,266
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000,000	5,004,563
Total Rhode Island		16,197,831
South Carolina — 0.7%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	270,658
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,360,449
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,021,829
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,902,773
South Carolina Public Service Authority, Santee Cooper Series 2024 B, Rev., AGM, 5.00%, 12/1/2049	1,000,000	1,081,296
Total South Carolina		11,637,005
South Dakota — 0.2%
South Dakota Housing Development Authority
Series 2023J, Rev., GNMA / FNMA / FHLMC, 3.88%, 12/12/2024 (c)	2,000,000	2,000,436
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (d)	1,500,000	1,702,173
Total South Dakota		3,702,609
Tennessee — 2.4%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,209,527
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,997,653
City of Knoxville, Wastewater System Series 2022B, Rev., 4.00%, 4/1/2045	2,765,000	2,771,543
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	188,809
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	135,897
County of Sullivan GO, 5.00%, 5/1/2026	30,000	31,193
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	485,820
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	478,191
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	549,799
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,344,652
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,038,446
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	464,865
Series 2023, Rev., 5.00%, 5/1/2038	400,000	441,241
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,149,421
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Series 2024 A, Rev., 5.00%, 5/15/2038	1,000,000	1,160,409
Series 2024 A, Rev., 5.25%, 5/15/2049	1,000,000	1,123,902
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	671,554
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	517,124
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	2,950,000	3,171,696
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960,000	3,374,582
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	133,289
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	124,679
State of Tennessee
Series A, GO, 5.00%, 9/1/2024 (b)	25,000	25,000
Series 2023A, GO, 5.00%, 5/1/2038	10,000,000	11,542,950
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	1,520,000	1,618,080
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	1,250,000	1,302,596
Total Tennessee		40,052,918
Texas — 12.7%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500,000	549,261
GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	6,066,926
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	167,211
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	154,819
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	163,510
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	142,316
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	110,712
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,129,966
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,123,069
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	145

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.80%, 9/12/2024 (c)	5,225,000	5,225,000
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	88,380
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,195,091
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	2,150,000	2,472,246
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,765,000	2,020,916
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2039	1,900,000	2,156,513
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,897,664
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (c)	1,500,000	1,624,535
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000,000	1,136,869
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	5,000,000	5,646,686
Series 2024 C, Rev., 5.00%, 8/15/2034	4,500,000	5,153,399
City of Allen Series 2024, GO, 5.00%, 8/15/2030 (d)	1,000,000	1,121,548
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,093,651
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,013,182
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	373,081
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375,000	1,407,836
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,845,992
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,422,829
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	531,120
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,531,994
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	623,875
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.25%, 11/15/2049	1,250,000	1,390,971
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,829
City of Irving Waterworks and Sewer System
Series 2024, Rev., 5.00%, 8/15/2037	1,455,000	1,655,167
Series 2024, Rev., 5.00%, 8/15/2038	1,525,000	1,725,453
City of Round Rock GO, 5.00%, 8/15/2026	1,180,000	1,231,806
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027 (d)	1,000,000	1,054,679
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2038	1,500,000	1,711,103
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,761,679
City of San Marcos, Combination Tax GO, 5.00%, 8/15/2031	170,000	179,683
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,961,507
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2025	1,400,000	1,411,915
Series 2024 A, GO, 5.00%, 2/1/2026	1,000,000	1,032,372
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	625,644
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,063,907
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	197,232
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	258,638
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	289,760
Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	999,100
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., AGM, 5.00%, 3/1/2035	1,000,000	1,157,465
Series 2024, Rev., AGM, 5.00%, 3/1/2036	1,000,000	1,151,582
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, Rev., AGM, 5.00%, 3/1/2042	1,000,000	1,107,911
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	20,672
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	41,413
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,131,730
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,635,272
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,210
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	275,000	276,395
Garland Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,200,000	1,211,329
Garland Independent School District, Unlimited Tax, School Building Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2040	1,000,000	1,117,298
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,106,962
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,098,408
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 B, Rev., 5.00%, 7/1/2034	2,400,000	2,796,687
Hutto Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2054	5,000,000	5,401,704
Irving Independent School District Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,795,000	2,039,972
Katy Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	560,000	565,715
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2025	1,750,000	1,788,588
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000,000	954,774
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,039,477
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,533,749
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2035	155,000	164,212
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2024, Rev., AGM, 5.00%, 5/15/2045	3,855,000	4,193,826
Mabank Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2025 (d)	2,775,000	2,831,411
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026 (d)	600,000	626,053
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2027 (d)	550,000	585,334
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	955,090
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027 (d)	350,000	368,767
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028 (d)	320,000	343,746
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029 (d)	250,000	273,562
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030 (d)	220,000	244,373
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031 (d)	250,000	281,307
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,113,249
Midland Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	3,000,000	2,850,790
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740,000	3,858,208
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,783,261
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2039	1,940,000	2,173,341
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2042	2,370,000	2,622,774
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2049	5,000,000	5,389,277
Permanent University Fund - University of Texas System Series 2016 B, Rev., 4.00%, 7/1/2038	7,985,000	7,971,661
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,250,000	1,449,971
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	147

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	50,067
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,087,836
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,441,743
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2025	935,000	950,113
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,151,257
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,492,462
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,223,291
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,712,362
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008A, Rev., VRDO, 2.95%, 9/12/2024 (c)	5,000,000	5,000,000
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,300,170
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	6,000,000	6,859,556
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	163,817
Texas Municipal Gas Acquisition and Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (c)	6,135,000	6,908,305
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,700,000	2,929,283
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	514,710
Series 2023, Rev., 5.00%, 5/1/2027	625,000	654,106
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	3,032,110
Texas Water Development Board
Series 2023 A, Rev., 5.00%, 10/15/2024	1,025,000	1,027,404
Series 2023 A, Rev., 5.00%, 10/15/2037	1,700,000	1,946,119
Series 2023 A, Rev., 5.00%, 10/15/2058	1,725,000	1,854,850
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Water Development Board, State Water Implementation Fund Master Trust Series 2022, Rev., 5.00%, 10/15/2047	1,515,000	1,643,616
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,281,282
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,340,092
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	769,483
Series 2023, Rev., 5.00%, 2/1/2042	675,000	739,220
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	61,976
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,147,630
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	920,611
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,145,872
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,000,000	1,122,472
Total Texas		213,538,983
Utah — 0.4%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,522,080
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,168,715
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	165,592
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2033	250,000	285,583
Rev., 5.25%, 6/1/2034	325,000	370,397
Rev., 5.25%, 6/1/2035	580,000	661,011
Utah Transit Authority, Sales Tax
Series 2007A, Rev., BHAC - CR, MBIA, 5.00%, 6/15/2035	295,000	341,548
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,389,463
Total Utah		6,904,389
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Vermont — 0.1%
Vermont Municipal Bond Bank Series 2024 1, Rev., 5.00%, 12/1/2036	1,000,000	1,137,036
Virginia — 1.6%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	187,079
County of Fairfax
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,126,926
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,113,687
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	92,743
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	2,465,000	2,519,127
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 2.85%, 9/12/2024 (c)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program Rev., 5.00%, 6/1/2040	640,000	711,517
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,510,981
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,022,900
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2024 A, Rev., 5.00%, 11/1/2037	2,555,000	2,984,080
Series 2024 A, Rev., 5.00%, 11/1/2040	2,100,000	2,410,150
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (c)	1,500,000	1,500,544
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	250,000	251,901
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,993,606
Total Virginia		27,425,241
Washington — 2.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,030,025
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Central Puget Sound Regional Transit Authority, Sales and Use Tax
Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	30,097
Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	2,050,430
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 9/12/2024 (c)	7,285,000	7,285,000
City of Seattle, Municipal Light and Power Series 2021 A, Rev., 4.00%, 7/1/2047	5,000,000	4,921,038
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	54,105
County of King Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,015,364
County of King, Limited Tax Series 2023 B, GO, 5.00%, 12/1/2053	6,055,000	6,593,386
Energy Northwest Series 2024A, Rev., 5.00%, 7/1/2040	1,750,000	1,998,100
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,792,383
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	58,594
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (b)	105,000	105,493
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	35,170
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	47,784
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	51,479
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,122
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,094
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	56,583
State of Washington, Various Purpose
Series 2020C, GO, 5.00%, 2/1/2043	700,000	748,866
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,212,407
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	149

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,274,871
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,455,668
Washington State Housing Finance Commission
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,166,040
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,588,424
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (e)	1,215,000	1,344,731
Total Washington		44,961,254
West Virginia — 0.2%
State of West Virginia Series 2019 A, GO, 5.00%, 12/1/2035	1,055,000	1,142,060
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	1,800,000	1,961,376
Total West Virginia		3,103,436
Wisconsin — 0.9%
City of Oshkosh, Sewer Series 2022E, Rev., 5.00%, 5/1/2027	550,000	583,266
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	173,725
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	193,095
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	267,616
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	460,763
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	819,537
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (e)	3,000,000	3,017,183
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	561,081
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	40,000	40,129
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	51,838
Series 2015-1, GO, 5.00%, 5/1/2027	2,330,000	2,362,398
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,469,244
State of Wisconsin Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	35,000	35,601
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,242,265
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (e)	1,000,000	1,026,975
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,097,980
Total Wisconsin		14,402,696
Wyoming — 0.2%
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	2,500,000	2,763,160
Total Municipal Bonds (Cost $1,551,782,034)		1,575,275,936
	SHARES
Short-Term Investments — 8.4%
Investment Companies — 8.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $141,630,893)	141,622,533	141,636,695
Total Investments — 102.3% (Cost $1,693,412,927)		1,716,912,631
Liabilities in Excess of Other Assets — (2.3)%		(39,326,302)
NET ASSETS — 100.0%		1,677,586,329

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	August 31, 2024

LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	946	12/31/2024	USD	196,331,953	33,701
U.S. Treasury 5 Year Note	224	12/31/2024	USD	24,496,500	(37,432)
					(3,731)
Short Contracts
U.S. Treasury Ultra Bond	(190)	12/19/2024	USD	(24,931,563)	395,879
					392,148

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	151

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 34.2%
Aerospace & Defense — 0.4%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	515,000	537,842
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	24,000	24,082
6.00%, 2/15/2028 (a)	139,000	139,074
RTX Corp. 5.75%, 11/8/2026	850,000	871,974
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	31,466
TransDigm, Inc. 6.38%, 3/1/2029 (a)	235,000	242,182
		1,846,620
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	197,544
7.00%, 4/15/2028 (a)	50,000	51,389
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	89,242
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	44,000	44,219
Clarios Global LP
6.25%, 5/15/2026 (a)	137,000	137,020
6.75%, 5/15/2028 (a)	35,000	35,985
Dana, Inc.
5.38%, 11/15/2027	62,000	61,376
4.50%, 2/15/2032	23,000	20,397
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	167,000	151,301
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	154,624
		943,097
Automobiles — 0.8%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	960,064
Ford Motor Co. 9.63%, 4/22/2030	36,000	42,730
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	193,343
5.25%, 1/8/2027 (a)	965,000	977,266
Volkswagen Group of America Finance LLC (Germany)
3.35%, 5/13/2025 (a)	200,000	197,626
4.95%, 8/15/2029 (a)	1,205,000	1,208,592
		3,579,621
Banks — 13.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	377,076
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	514,555
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,855,328
ASB Bank Ltd. (New Zealand)
5.35%, 6/15/2026 (a)	1,000,000	1,013,688
5.40%, 11/29/2027 (a)	1,000,000	1,027,452
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	800,000	805,751
5.38%, 3/13/2029	1,200,000	1,237,463
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	350,000	335,825
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	589,643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	187,676
5.59%, 8/8/2028	800,000	827,260
6.61%, 11/7/2028	200,000	215,373
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	585,000	576,435
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	380,000	375,843
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	218,189
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,025,842
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	329,005
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	479,884
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	419,244
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	888,741
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335,000	338,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	231,362
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	480,000	491,546
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	395,000	405,119
Bank of Nova Scotia (The) (Canada) 5.35%, 12/7/2026	720,000	734,269
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	500,000	511,587
5.79%, 7/13/2028 (a)	750,000	781,312
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	776,062
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	795,000	776,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	511,672
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	750,000	722,050
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	506,283
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,575,223
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	833,703
(SOFR + 1.78%), 5.67%, 3/15/2030 (a) (b)	702,000	722,688
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	660,000	678,508
Citigroup, Inc.
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	455,000	448,761
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	200,000	197,366
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	1,750,000	1,762,560
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	80,720
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	370,000	364,030
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	482,474
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,151,541
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	521,419
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	765,000	745,597
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	805,000	804,316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	805,000	815,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	350,000	361,128
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	500,000	504,690
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	199,152
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
5.70%, 3/14/2028 (a)	325,000	333,858
5.25%, 4/26/2029 (a)	710,000	725,533
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	872,924
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,829,676
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	300,000	308,613
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	500,000	485,069
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	190,670
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,059,977
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	200,000	197,512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,022,395
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	740,000	752,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	782,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	575,000	596,494
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b)	258,000	255,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	483,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	379,931
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b)	470,000	462,086
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	640,602
National Bank of Canada (Canada) 5.60%, 12/18/2028	1,620,000	1,683,163
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	153

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom) 4.80%, 4/5/2026	500,000	499,956
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	759,543
5.41%, 5/17/2029 (a)	805,000	829,669
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	469,702
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	655,000	632,001
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	965,506
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	365,000	360,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	542,996
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	1,000,000	1,017,245
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	200,000	197,810
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	310,000	307,328
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	480,561
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	769,745
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	775,000	798,383
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	841,741
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	771,319
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	150,000	147,948
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	277,511
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,278,751
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	950,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	1,006,819
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	222,759
		59,526,717
Beverages — 0.0% ^
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	60,000	59,335
Biotechnology — 0.1%
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	189,987
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	72,000	72,523
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	40,407
		112,930
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	149,000	136,133
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	140,000	143,365
Griffon Corp. 5.75%, 3/1/2028	125,000	122,543
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	76,395
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	80,000	82,212
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	70,000	75,138
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	64,000	62,233
Summit Materials LLC 5.25%, 1/15/2029 (a)	114,000	112,848
		810,867
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	382,078
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	350,000	337,134
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	363,063
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	141,470
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,386,497
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	399,606
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	372,141
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	720,000	702,893
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	1,000,000	997,716
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	1,090,000	1,106,284
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,012,431
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	490,673
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	131,351
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	373,988
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	142,652
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	315,936
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	380,722
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,035,483
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	575,640
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	618,418
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	968,257
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	194,489
State Street Corp. (SOFR + 1.02%), 4.53%, 2/20/2029 (b)	370,000	370,593
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	294,728
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250,000	249,836
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	405,000	409,213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	300,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	409,180
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	910,368
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	585,000	605,028
		15,977,919
Chemicals — 0.3%
Avient Corp. 5.75%, 5/15/2025 (a)	44,000	44,030
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	200,000	175,190
Chemours Co. (The) 5.75%, 11/15/2028 (a)	160,000	149,935
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	62,000	58,622
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	201,433
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	50,000	53,307
4.25%, 5/15/2029 (a)	67,000	61,111
9.00%, 2/15/2030 (a)	21,000	22,557
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	173,000	163,871
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	11,000	9,473
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	64,000	62,585
5.63%, 8/15/2029 (a)	125,000	115,905
		1,118,019
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	113,588
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	185,218
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	57,869
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	200,000	197,524
5.64%, 3/13/2027 (a)	1,845,000	1,882,389
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	82,875
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	160,000	152,520
4.75%, 6/15/2029 (a)	71,000	68,704
Madison IAQ LLC 4.13%, 6/30/2028 (a)	186,000	176,979
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	130,000	130,244
6.25%, 1/15/2028 (a)	145,000	144,446
		3,192,356
Communications Equipment — 0.0% ^
CommScope LLC
6.00%, 3/1/2026 (a)	85,000	81,812
4.75%, 9/1/2029 (a)	95,000	76,475
		158,287
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	168,981	131,383
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	42,161
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	130,355
Pike Corp. 5.50%, 9/1/2028 (a)	35,000	34,094
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	57,215
		395,208
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
6.45%, 4/15/2027	695,000	723,167
5.75%, 6/6/2028	500,000	517,111
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	65,173
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	910,000	925,436
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	155

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
(SOFRINDX + 1.09%), 5.53%, 4/25/2030 (b)	1,225,000	1,272,818
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	876,242
5.75%, 3/1/2029 (a)	970,000	993,368
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	350,952
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	1,000,000	1,029,133
General Motors Financial Co., Inc.
5.40%, 5/8/2027	515,000	524,427
5.55%, 7/15/2029	815,000	837,332
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	68,269
6.63%, 1/15/2028	143,000	145,754
5.38%, 11/15/2029	58,000	55,782
		8,384,964
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	211,036
3.50%, 3/15/2029 (a)	59,000	54,643
Kroger Co. (The) 4.65%, 9/15/2029	1,355,000	1,354,931
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (d)	19,023	9,959
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (b)	6,394	18,172
8.00%, 11/15/2026 ‡ (a) (e)	66,000	7
		1,648,748
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	172,488
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	65,860
6.38%, 7/15/2032 (a)	80,000	81,794
LABL, Inc. 6.75%, 7/15/2026 (a)	100,000	99,501
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	173,000	178,870
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	152,000	152,362
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	104,000	99,290
TriMas Corp. 4.13%, 4/15/2029 (a)	60,000	55,922
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	200,000	197,490
		1,103,577
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — 0.4%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	160,626
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	139,538
CCO Holdings LLC
5.00%, 2/1/2028 (a)	197,000	189,830
4.75%, 3/1/2030 (a)	362,000	329,973
4.50%, 8/15/2030 (a)	715,000	637,642
4.75%, 2/1/2032 (a)	13,000	11,327
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	76,698
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	187,000	179,557
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,800	71,604
4.13%, 4/15/2030 (a)	114,705	85,590
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	31,000	31,285
		1,913,670
Electric Utilities — 1.9%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,169,170
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	213,335
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	443,988
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	200,000	171,000
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (c)	200,000	200,062
Exelon Corp. 5.15%, 3/15/2028	305,000	311,362
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,436,708
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,809
5.20%, 4/1/2028 (a)	240,000	244,027
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	202,688
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	448,664
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	42,213
5.25%, 6/15/2029 (a)	232,000	229,334
Pacific Gas and Electric Co. 5.55%, 5/15/2029	685,000	704,936
PG&E Corp. 5.00%, 7/1/2028	145,000	142,018
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co. 5.15%, 6/1/2029	820,000	842,910
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	90,000	89,082
4.38%, 5/1/2029 (a)	27,000	25,849
7.75%, 10/15/2031 (a)	100,000	106,402
		8,249,557
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	99,742
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	42,238
		141,980
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	91,000	87,996
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	35,000	35,254
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	52,745
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	165,630	156,796
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	85,990
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	82,948
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	41,000	40,864
Transocean, Inc. 8.75%, 2/15/2030 (a)	29,750	31,426
USA Compression Partners LP 6.88%, 9/1/2027	75,000	75,584
Valaris Ltd. 8.38%, 4/30/2030 (a)	50,000	52,162
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	200,000	209,800
		823,569
Entertainment — 0.1%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	31,053
5.25%, 7/15/2028 (a)	90,000	88,409
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	135,000	137,325
4.75%, 10/15/2027 (a)	120,000	116,895
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,480
		477,162
Financial Services — 0.7%
Block, Inc. 3.50%, 6/1/2031	38,000	34,302
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	213,250
Global Payments, Inc.
1.20%, 3/1/2026	415,000	393,535
4.95%, 8/15/2027	335,000	338,686
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	156,717
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	1,850,000	1,769,810
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	120,000	132,183
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	54,219
3.63%, 3/1/2029 (a)	44,000	40,842
4.00%, 10/15/2033 (a)	5,000	4,406
		3,137,950
Food Products — 0.2%
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	24,000	23,938
4.63%, 4/15/2030 (a)	91,000	86,487
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	190,603
4.90%, 4/21/2027 (a)	570,000	570,750
		871,778
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	99,000	97,911
9.38%, 6/1/2028 (a)	45,000	47,246
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	65,491
		210,648
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	144,000	140,699
4.75%, 4/1/2028 (a)	31,000	28,746
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	101,034
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	153,000	120,096
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,819
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,404
7.13%, 6/1/2031 (a)	45,000	47,011
		509,809
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	195,000	184,191
6.25%, 4/1/2029 (a)	37,000	38,141
5.25%, 10/1/2029 (a)	90,000	88,392
		310,724
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	41,000	40,686
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	49,276
Cardinal Health, Inc. 5.13%, 2/15/2029	1,595,000	1,630,863
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	173,000	167,420
6.00%, 1/15/2029 (a)	207,000	196,384
4.75%, 2/15/2031 (a)	77,000	65,675
DaVita, Inc. 4.63%, 6/1/2030 (a)	148,000	139,549
Encompass Health Corp. 4.75%, 2/1/2030	136,000	131,858
HCA, Inc. 5.20%, 6/1/2028	520,000	529,135
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	125,000	113,751
Quest Diagnostics, Inc. 4.63%, 12/15/2029	865,000	867,391
Star Parent, Inc. 9.00%, 10/1/2030 (a)	105,000	112,090
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	58,487
4.25%, 6/1/2029	553,000	530,652
		4,633,217
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	65,634
4.50%, 2/15/2029 (a)	60,000	57,586
		123,220
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	43,927
Boyd Gaming Corp. 4.75%, 12/1/2027	59,000	57,895
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	134,375
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	190,000	179,723
6.50%, 2/15/2032 (a)	105,000	107,901
Carnival Corp.
4.00%, 8/1/2028 (a)	100,000	95,250
6.00%, 5/1/2029 (a)	110,000	110,492
10.50%, 6/1/2030 (a)	110,000	119,389
Cedar Fair LP 5.25%, 7/15/2029	85,000	83,770
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	72,000	70,653
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	75,000	71,592
4.50%, 6/15/2029 (a)	49,000	45,581
MGM Resorts International
5.50%, 4/15/2027	78,000	77,991
4.75%, 10/15/2028	75,000	73,002
6.50%, 4/15/2032	90,000	90,643
Royal Caribbean Cruises Ltd. 7.25%, 1/15/2030 (a)	140,000	148,002
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	56,000	55,601
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	12,000	11,993
Station Casinos LLC 4.50%, 2/15/2028 (a)	89,000	85,420
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	305,000	298,415
		1,961,615
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	179,000	177,489
Newell Brands, Inc. 6.38%, 9/15/2027	235,000	236,114
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	140,000	129,821
		543,424
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	54,211
4.13%, 4/30/2031 (a)	31,000	28,090
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	101,000	97,343
4.38%, 3/31/2029 (a)	44,000	41,365
		221,009
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	82,437
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	367,939
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	140,000	141,357
		591,733
Insurance — 1.6%
Athene Global Funding
2.50%, 1/14/2025 (a)	308,000	304,626
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
5.62%, 5/8/2026 (a)	1,675,000	1,696,225
CNO Global Funding 5.88%, 6/4/2027 (a)	1,145,000	1,173,193
Corebridge Global Funding 5.90%, 9/19/2028 (a)	645,000	672,847
F&G Global Funding 5.88%, 6/10/2027 (a)	1,170,000	1,190,007
HUB International Ltd. 7.25%, 6/15/2030 (a)	80,000	83,540
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	148,450
5.50%, 1/9/2026 (a)	575,000	578,593
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,014,765
		6,862,246
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	115,132
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	44,775
		159,907
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	80,800
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	59,000	58,994
		139,794
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	122,000	128,190
9.50%, 1/1/2031 (a)	50,000	54,306
Esab Corp. 6.25%, 4/15/2029 (a)	60,000	61,638
Hillenbrand, Inc. 6.25%, 2/15/2029	85,000	86,078
Terex Corp. 5.00%, 5/15/2029 (a)	41,000	39,807
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	104,789
		474,808
Media — 0.9%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	717,140
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	259,000	253,020
7.75%, 4/15/2028 (a)	26,000	22,662
9.00%, 9/15/2028 (a)	52,000	55,274
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	177,738
6.50%, 2/1/2029 (a)	400,000	301,905
Directv Financing LLC 5.88%, 8/15/2027 (a)	89,000	86,180
DISH DBS Corp.
5.88%, 11/15/2024	119,000	115,511
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
7.75%, 7/1/2026	76,000	51,136
5.25%, 12/1/2026 (a)	98,000	83,949
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	319,264
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	91,000	90,913
Gray Television, Inc.
10.50%, 7/15/2029 (a)	105,000	107,769
5.38%, 11/15/2031 (a)	90,000	51,551
iHeartCommunications, Inc.
6.38%, 5/1/2026	100,000	83,987
8.38%, 5/1/2027	22,500	10,246
5.25%, 8/15/2027 (a)	195,000	121,973
News Corp. 3.88%, 5/15/2029 (a)	46,000	43,261
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	147,000	143,649
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	95,000	89,664
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	23,210
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	12,884
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	60,000	51,454
4.13%, 12/1/2030 (a)	59,000	41,632
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	49,000	47,898
5.50%, 7/1/2029 (a)	285,000	277,377
4.13%, 7/1/2030 (a)	45,000	40,391
Stagwell Global LLC 5.63%, 8/15/2029 (a)	117,000	110,913
TEGNA, Inc.
4.63%, 3/15/2028	71,000	66,734
5.00%, 9/15/2029	67,000	62,230
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	140,000	141,643
7.38%, 6/30/2030 (a)	45,000	43,193
		3,846,351
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	250,000	249,453
ATI, Inc. 5.88%, 12/1/2027	108,000	108,209
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,456
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	67,064
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	8,000	7,984
4.63%, 3/1/2029 (a)	108,000	101,280
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	200,000	191,375
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	73,535
		840,356
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	155,000	161,343
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,482,722
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	101,000	99,791
Antero Resources Corp.
7.63%, 2/1/2029 (a)	27,000	27,942
5.38%, 3/1/2030 (a)	59,000	58,285
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	347,849
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	95,000	97,617
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	65,000	69,263
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	95,000	98,815
Buckeye Partners LP 4.13%, 12/1/2027	80,000	76,733
California Resources Corp. 7.13%, 2/1/2026 (a)	43,000	43,167
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	167,000	169,496
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	36,202
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	88,000	92,775
8.75%, 7/1/2031 (a)	180,000	194,252
CNX Resources Corp. 6.00%, 1/15/2029 (a)	54,000	54,149
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	147,000	144,595
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	115,000	121,940
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	161,498
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	150,000	149,579
8.63%, 1/19/2029	50,000	53,516
8.38%, 1/19/2036	70,000	70,897
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	85,000	87,621
Energean Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (c)	180,000	171,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	566,360
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	65,000	66,987
5.50%, 7/15/2028	135,000	135,901
Genesis Energy LP
8.00%, 1/15/2027	66,000	67,578
7.75%, 2/1/2028	80,000	81,427
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	460,911
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	182,000	175,175
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	146,436	148,745
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	71,450
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	120,000	120,385
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	50,000	49,214
6.50%, 6/30/2027 (c)	150,000	143,625
Matador Resources Co. 6.50%, 4/15/2032 (a)	95,000	96,414
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	54,000	53,472
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	85,000	86,931
NuStar Logistics LP
5.63%, 4/28/2027	55,000	55,147
6.38%, 10/1/2030	95,000	99,250
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	210,000	220,292
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	200,000	173,562
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	200,000	198,000
4.50%, 1/23/2026	100,000	96,156
6.88%, 8/4/2026	280,000	275,976
6.49%, 1/23/2027	570,000	553,008
5.35%, 2/12/2028	300,000	273,507
Range Resources Corp.
8.25%, 1/15/2029	54,000	55,968
4.75%, 2/15/2030 (a)	24,000	23,036
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	81,239
SM Energy Co. 6.63%, 1/15/2027	84,000	84,125
Southwestern Energy Co.
8.38%, 9/15/2028	31,000	31,856
5.38%, 3/15/2030	45,000	44,607
Sunoco LP 5.88%, 3/15/2028	149,000	149,145
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	43,876
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 12/31/2030 (a)	102,000	97,273
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	420,000	439,846
9.50%, 2/1/2029 (a)	115,000	129,598
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	109,757
		7,986,981
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	114,333	113,741
5.75%, 4/20/2029 (a)	251,750	246,773
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	65,000	64,244
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	45,866
4.63%, 4/15/2029 (a)	110,000	104,709
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	150,000	140,277
		715,610
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	107,134
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	53,211
		160,345
Pharmaceuticals — 0.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	88,000	79,379
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	299,000	287,822
4.88%, 6/1/2028 (a)	257,000	191,979
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	54,000	55,918
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	191,204
		806,302
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	134,000	96,177
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	109,000	109,631
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	213,341
Entegris, Inc. 5.95%, 6/15/2030 (a)	90,000	91,220
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	698,196
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	32,761
		1,145,149
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	60,834
Elastic NV 4.13%, 7/15/2029 (a)	80,000	74,536
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	132,000	130,459
5.13%, 4/15/2029 (a)	48,000	47,071
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	133,567
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	150,000	149,845
		596,312
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	92,000	90,332
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	57,014
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	40,410
7.50%, 6/15/2029	76,000	78,570
6.75%, 7/1/2036	23,000	23,565
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	76,168
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	49,000	46,348
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	30,159
4.38%, 1/15/2031 (a)	31,000	28,554
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	59,568
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	239,112
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	164,000	153,263
Staples, Inc.
10.75%, 9/1/2029 (a)	115,000	108,319
12.75%, 1/15/2030 (a)	74,684	57,721
		998,771
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029	18,000	19,515
8.50%, 7/15/2031	6,000	6,525
9.63%, 12/1/2032	44,000	50,741
		76,781
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	105,000	104,271
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	70,000	72,779
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	74,000	73,459
Imola Merger Corp. 4.75%, 5/15/2029 (a)	76,000	73,147
United Rentals North America, Inc. 4.88%, 1/15/2028	64,000	63,131
		282,516
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	67,000	36,097
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	148,393
3.38%, 4/15/2029	600,000	570,167
		754,657
Total Corporate Bonds (Cost $150,122,031)		151,639,044
Asset-Backed Securities — 25.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	115,385	106,253
ACHV ABS TRUST Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	410,487	412,541
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	247,060
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	1,443,204	1,425,410
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	585,508
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	380,456
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	278,931
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	367,435
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,430,506
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	274,460
AREIT Trust Series 2021-CRE5, Class C, 7.71%, 11/17/2038 ‡ (a) (g)	336,000	324,734
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 6.70%, 10/15/2030 (a) (g)	1,355,000	1,352,638
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.62%, 4/22/2031 (a) (g)	112,351	112,424
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Avis Budget Rental Car Funding AESOP LLC Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	416,209
Ballyrock CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 7.14%, 4/20/2031 (a) (g)	250,000	250,297
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,020,335
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	297,387	293,035
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,519,435
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,019,656
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 7.50%, 12/15/2038 (a) (g)	475,000	467,349
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	578,826	578,628
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	374,663	366,859
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	935,471	964,146
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class B1R, 6.90%, 10/15/2031 (a) (g)	1,241,230	1,242,468
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,562,371	1,542,690
CarNow Auto Receivables Trust Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	390,446
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	900,000	916,710
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,643,656
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,473,209
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,276,026
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (g)	674,000	622,691
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	393,483
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	195,821
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	994,850
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	764,915
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	894,343
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	243,759
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	910,731
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	248,236
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	467,234
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	364,983
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	618,781
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	512,837
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	514,421
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	9,483	9,456
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	227,486	223,455
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	750,000	722,522
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	500,000	505,112
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	300,682
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	312,348
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,635,166
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	396,619	407,844
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	658,592	678,821
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	318,081	319,303
Exeter Automobile Receivables Trust
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	632,806
Series 2021-2A, Class D, 1.40%, 4/15/2027	192,822	186,724
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	346,996
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	465,070
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,426,836
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	791,936
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	514,777
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	524,262
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	828,965
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	733,149
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	51,839	51,035
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	17,834	17,694
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	170,717	172,683
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	465,965
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	595,976
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	215,494
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	1,568,000	1,519,343
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	514,961
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	747,056
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	852,326
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	605,237
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	921,928
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	59,049	54,645
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	605,537
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	220,290
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.49%, 7/24/2030 (a) (g)	119,743	119,815
Series 2018-26A, Class BR, 6.72%, 11/22/2031 (a) (g)	749,000	749,512
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	192,351
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	985,360
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	737,005
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	911,700
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	769,391
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	743,616
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,277,502
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	40,818	38,929
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	754,932	771,862
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	926,718	945,869
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	455,723	404,684
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2029 (a) (h)	2,000,000	1,897,963
LCM LP (Cayman Islands) Series 14A, Class AR, 6.58%, 7/20/2031 (a) (g)	207,897	208,083
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.61%, 1/20/2031 (a) (g)	88,464	88,553
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	26,171	25,745
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	27,051	26,999
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	14,596	14,583
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	35,432	34,757
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	889,012
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	400,000	415,047
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	106,741	106,985
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	765,833
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	181,709
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	288,241	291,620
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,019,495
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	808,000	812,420
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,031,000	1,045,349
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	201,777
MVW LLC
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	494,082	509,250
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	66,313	62,706
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	28,460	26,860
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,271,152	1,294,489
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-37A, Class AR, 6.51%, 7/20/2031 (a) (g)	323,457	323,864
Series 2018-29A, Class B1R, 7.08%, 10/19/2031 (a) (g)	659,000	658,615
Series 2022-49A, Class BR, 6.83%, 7/25/2035 (a) (g)	434,000	433,751
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	613,693
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	478,589
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	65,966	63,314
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.79%, 10/17/2030 (a) (g)	791,000	792,615
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 6.99%, 3/17/2030 (a) (g)	420,000	419,774
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	526,373
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	41,086	39,986
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	492,769	477,674
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	592,965
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	31,263	30,815
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-2A, Class A1, 6.19%, 5/20/2029 (a) (g)	13,428	13,428
Series 2022-2A, Class A2, 7.20%, 10/15/2030 (a) (g)	1,380,000	1,381,987
Series 2024-3A, Class A2, 6.81%, 8/8/2032 (a) (g)	998,994	996,480
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	718,143	731,415
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (f)	99,632	99,691
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (f)	926,099	929,893
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	340,534	338,275
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 4.99%, 6/27/2060 (a) (f)	144,510	145,524
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (f)	697,015	702,836
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	189,322
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	328,442
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	545,464
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,044,464
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (g)	1,697,000	1,577,380
PRPM LLC
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (f)	635,707	630,640
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (f)	175,058	173,566
Series 2021-7, Class A1, 4.87%, 8/25/2026 (a) (f)	164,841	163,733
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	900,072	889,102
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (f)	164,112	163,293
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,267,400
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	205,421	206,094
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	500,000	487,748
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,321,375
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 6.85%, 1/15/2036 (a) (g)	1,000,000	1,000,253
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	1,000,000	1,008,828
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	238,256	233,061
Series 2022-3, Class C, 4.49%, 8/15/2029	985,000	979,637
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,252,478
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	505,747
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	970,715
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	677,205
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,053,552
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,280,463
SCF Equipment Leasing LLC
Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	535,000	518,249
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,120,010
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	457,298
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	683,827	689,839
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	1,871,447	1,888,658
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	827,128	825,890
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.62%, 1/20/2032 (a) (g)	348,862	349,247
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (a) (g)	680,000	678,498
Series 2018-20A, Class BR2, 6.84%, 1/16/2032 (a) (g)	1,430,000	1,426,841
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	225,776
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	792,653
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	30,875	30,085
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	24,107	23,564
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	11,741	11,689
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	13,356	13,268
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	38,925	38,571
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	84,086	83,079
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	77,794	76,985
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	105,840	104,885
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	133,013	132,836
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	574,000	196,809
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (f)	53,681	53,545
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (f)	52,235	51,815
Series 2021-NPL4, Class A1, 4.87%, 8/25/2051 (a) (f)	120,985	121,362
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 6.61%, 7/18/2031 (a) (g)	129,684	129,819
Veros Auto Receivables Trust Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,299,585
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (f)	175,551	174,488
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	310,396	304,386
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (f)	67,640	68,051
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (f)	46,361	46,423
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (f)	70,250	71,082
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	998,762	1,009,363
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	166,124	164,407
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,000,000	975,190
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	515,972
Total Asset-Backed Securities (Cost $111,520,517)		112,531,563
U.S. Treasury Obligations — 12.8%
U.S. Treasury Notes
4.38%, 12/15/2026	650,000	657,008
4.00%, 1/15/2027	10,910,000	10,942,815
4.13%, 2/15/2027	22,280,000	22,418,380
4.50%, 4/15/2027	6,030,000	6,129,636
4.50%, 5/15/2027	8,025,000	8,161,049
4.38%, 7/15/2027	2,245,000	2,279,552
3.75%, 8/15/2027	4,435,000	4,430,149
4.00%, 2/29/2028	172,700	173,968
3.63%, 3/31/2028	840,000	836,260
3.63%, 5/31/2028	420,000	417,933
4.63%, 9/30/2028	150,000	154,852
4.25%, 2/28/2029	310,000	316,563
Total U.S. Treasury Obligations (Cost $56,221,824)		56,918,165
Mortgage-Backed Securities — 10.3%
FHLMC Pool # 841368 ARM, 7.20%, 9/1/2047 (g)	1,108,060	1,141,178
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	216,282	213,427
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	335,457	318,156
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	103,788	100,615
Pool # SB0725, 4.00%, 8/1/2037	839,785	831,502
Pool # SB8184, 4.00%, 10/1/2037	625,595	616,967
Pool # SB8189, 4.00%, 11/1/2037	1,740,652	1,717,546
Pool # SB8261, 5.50%, 10/1/2038	1,073,698	1,089,270
Pool # SB8308, 5.00%, 6/1/2039	760,208	765,417
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	744,271	714,281
Pool # SD8231, 4.50%, 7/1/2052	784,564	763,939
Pool # SD8343, 6.00%, 7/1/2053	8,027,257	8,172,657
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA Pool # BM4562 ARM, 7.32%, 5/1/2047 (g)	853,126	882,537
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	605,019	577,595
Pool # MA4361, 2.50%, 6/1/2036	311,072	289,349
Pool # FM7767, 2.00%, 7/1/2036	3,495,374	3,192,520
Pool # CB1216, 2.50%, 7/1/2036	566,476	526,909
Pool # FS1563, 2.50%, 7/1/2036	431,156	401,037
Pool # FS1329, 2.00%, 2/1/2037	795,077	723,411
Pool # MA4640, 3.50%, 6/1/2037	576,437	558,928
Pool # MA4944, 4.50%, 3/1/2038	2,303,927	2,299,023
Pool # MA5093, 5.00%, 7/1/2038	4,039,470	4,067,150
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,340,503	1,271,245
Pool # FM3075, 3.50%, 11/1/2039	877,953	841,343
Pool # CA8310, 2.50%, 12/1/2040	225,594	202,461
Pool # MA4780, 4.50%, 10/1/2042	2,261,142	2,249,235
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	769,511	749,287
Pool # FS2237, 4.00%, 10/1/2046	1,813,803	1,772,275
Pool # BM1285, 4.50%, 5/1/2047	123,298	122,344
Pool # FS1847, 4.00%, 1/1/2049	228,615	220,237
Pool # FS1891, 4.00%, 1/1/2050	751,428	720,728
Pool # FS0085, 4.00%, 11/1/2050	809,856	780,751
Pool # MA4733, 4.50%, 9/1/2052	791,677	770,630
Pool # MA5039, 5.50%, 6/1/2053	2,848,682	2,869,302
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	657,916	645,206
Pool # MA8429, 5.50%, 11/20/2052	2,591,478	2,612,788
Total Mortgage-Backed Securities (Cost $45,686,970)		45,791,246
Collateralized Mortgage Obligations — 7.1%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 7.25%, 12/25/2041 (a) (g)	521,000	528,134
Series 2022-R02, Class 2M2, 8.35%, 1/25/2042 (a) (g)	225,000	231,180
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class M1A, 6.35%, 1/25/2042 (a) (g)	525,637	525,636
Series 2023-HQA3, Class M2, 8.70%, 11/25/2043 (a) (g)	725,000	761,366
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	73,739	76,445
Series 4754, Class VG, 4.00%, 12/15/2036	535,898	531,588
Series 3878, Class PL, 4.50%, 11/15/2040	300,599	301,436
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 4376, Class A, 4.00%, 7/15/2041	720,650	712,265
Series 5182, Class D, 2.50%, 11/25/2043	12,461,258	11,524,738
Series 4583, Class UP, 3.00%, 7/15/2045	1,721,226	1,603,151
Series 4599, Class PA, 3.00%, 9/15/2045	1,746,332	1,641,311
Series 4718, Class DA, 3.00%, 2/15/2047	220,847	205,854
Series 5194, Class H, 2.50%, 10/25/2047	5,941,941	5,423,828
Series 5021, Class MI, IO, 3.00%, 10/25/2050	394,488	63,776
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	201,134	193,422
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,853,007	2,824,183
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,918,888	1,844,799
Series 2022-43, Class P, 4.00%, 7/25/2052	470,997	456,299
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	210,227	28,922
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (f)	98,886	99,590
LHOME Mortgage Trust Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (f)	1,225,000	1,242,130
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (f)	255,000	258,447
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (f)	223,389	224,114
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (g)	144,000	110,790
Total Collateralized Mortgage Obligations (Cost $31,133,858)		31,413,404
Commercial Mortgage-Backed Securities — 5.8%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (g)	1,000,000	969,902
Series 2015-200P, Class D, 3.72%, 4/14/2033 (a) (g)	400,000	385,667
Beast Mortgage Trust Series 2021-1818, Class B, 6.90%, 3/15/2036 (a) (g)	179,000	129,542
Benchmark Mortgage Trust Series 2024-V5, Class C, 7.20%, 1/10/2057 (g)	300,000	306,843
BMO Mortgage Trust Series 2024-5C3, Class C, 7.09%, 2/15/2057 (g)	300,000	308,105
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 7.10%, 9/15/2036 (a) (g)	275,000	270,546
Series 2024-MF, Class B, 7.03%, 2/15/2039 (a) (g)	1,200,000	1,190,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Trust
Series 2021-RISE, Class D, 7.20%, 11/15/2036 (a) (g)	330,132	322,713
Series 2022-LBA6, Class D, 7.34%, 1/15/2039 (a) (g)	525,000	513,844
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 9.20%, 10/15/2038 (a) (g)	275,000	266,782
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	197,244
Series 2015-GC27, Class C, 4.56%, 2/10/2048 (g)	440,000	423,377
Series 2015-GC29, Class C, 4.27%, 4/10/2048 (g)	400,000	382,065
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (g)	250,000	146,900
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.76%, 9/10/2047 (g)	2,200,000	1,997,721
Series 2014-CR20, Class C, 4.53%, 11/10/2047 (g)	100,000	95,322
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (g)	200,000	189,707
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (g)	200,000	189,382
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (g)	325,000	292,543
Series 2015-C2, Class C, 4.31%, 6/15/2057 (g)	700,000	599,805
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (g)	1,016,000	1,025,448
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (g)	1,290,000	1,300,324
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.55%, 8/25/2027 (g)	3,464,348	37,837
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	405,000	61,213
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	380,000	58,933
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	430,000	60,434
Series K125, Class X3, IO, 2.74%, 2/25/2049 (g)	460,000	62,651
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FREMF Mortgage Trust
Series 2018-K732, Class C, 4.20%, 5/25/2025 (a) (g)	200,000	197,283
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,742,392	33,522
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	1,000,000	716,413
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	10,334
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (g)	100,000	99,381
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (g)	185,000	179,735
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (g)	110,000	107,179
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	1,000,000	772,934
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	1,000,000	604,910
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	1,000,000	755,262
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	10,362,117	23,645
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	7,735
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (g)	100,000	95,603
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	250,000	98,846
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	140,130
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.78%, 8/15/2048 (g)	150,000	117,472
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (g)	400,000	346,155
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (g)	800,000	678,928
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (g)	275,000	223,782
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (g)	149,246	130,963
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (g)	1,000,000	868,466
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (g)	1,000,000	827,528
Life Mortgage Trust Series 2021-BMR, Class C, 6.55%, 3/15/2038 (a) (g)	154,661	150,374
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.05%, 4/15/2038 (a) (g)	209,719	207,229
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	198,175
Series 2015-C25, Class B, 4.67%, 10/15/2048 (g)	500,000	476,103
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.73%, 5/15/2039 (a) (g)	804,000	799,481
Series 2024-DSNY, Class B, 7.08%, 5/15/2039 (a) (g)	1,008,000	995,400
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	206,811
SMRT Series 2022-MINI, Class E, 8.04%, 1/15/2039 (a) (g)	350,000	333,520
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.11%, 11/15/2036 (a) (g)	400,000	394,500
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (g)	500,000	483,507
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (g)	205,000	164,275
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.14%, 3/15/2045 (g)	117,000	104,033
Series 2014-C21, Class C, 4.23%, 8/15/2047 (g)	1,000,000	918,100
Series 2014-C25, Class B, 4.24%, 11/15/2047 (g)	160,000	152,804
Series 2014-C22, Class C, 3.87%, 9/15/2057 (g)	725,000	582,167
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (g)	1,000,000	921,330
Total Commercial Mortgage-Backed Securities (Cost $26,767,796)		25,909,115
Foreign Government Securities — 1.1%
Arab Republic of Egypt 7.60%, 3/1/2029 (c)	400,000	376,250
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	191,437
Dominican Republic Government Bond
6.00%, 7/19/2028 (c)	300,000	305,814
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.50%, 1/30/2030 (a)	150,000	142,082
4.50%, 1/30/2030 (c)	150,000	142,082
7.05%, 2/3/2031 (c)	200,000	214,100
Federal Republic of Nigeria, 6.50%, 11/28/2027 (c)	400,000	372,500
Gabonese Republic 6.95%, 6/16/2025 (c)	200,000	186,813
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	200,000	196,437
6.13%, 1/29/2026 (c)	200,000	197,280
Islamic Republic of Pakistan 7.38%, 4/8/2031 (a)	200,000	159,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	218,000
Republic of Angola
9.50%, 11/12/2025 (c)	200,000	203,687
8.25%, 5/9/2028 (c)	200,000	191,187
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	600,000	595,812
5.75%, 12/31/2032 (c) (f)	50,694	47,792
7.63%, 1/30/2033 (a)	200,000	199,540
Republic of Ecuador 6.90%, 7/31/2030 (c) (f)	150,000	106,725
Republic of El Salvador 8.63%, 2/28/2029 (c)	170,000	159,205
Republic of Iraq 5.80%, 1/15/2028 (c)	218,750	207,471
Republic of Kenya 9.75%, 2/16/2031 (a)	200,000	193,750
Republic of Senegal 6.25%, 5/23/2033 (c)	200,000	173,563
Total Foreign Government Securities (Cost $4,789,422)		4,780,777
Municipal Bonds — 0.0% (g) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $96,397)	2,085,917	99,378
	SHARES
Short-Term Investments — 3.3%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (j) (k) (Cost $13,387,586)	13,384,328	13,391,020
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	169

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 4.87%, 1/30/2025 (l) (m) (Cost $997,670)	1,018,000	998,065
Total Short-Term Investments (Cost $14,385,256)		14,389,085
Total Investments — 100.0% (Cost $440,724,071)		443,471,777
Other Assets Less Liabilities — 0.0% ^		146,533
NET ASSETS — 100.0%		443,618,310

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2024.
(l)	The rate shown is the effective yield as of August 31, 2024.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	4	12/19/2024	USD	524,875	(8,681)
U.S. Treasury 2 Year Note	197	12/31/2024	USD	40,885,195	5,069
U.S. Treasury 5 Year Note	488	12/31/2024	USD	53,367,375	(85,856)
					(89,468)
Short Contracts
U.S. Treasury 10 Year Note	(129)	12/19/2024	USD	(14,637,469)	61,886
U.S. Treasury 10 Year Ultra Note	(80)	12/19/2024	USD	(9,380,000)	62,402
U.S. Treasury Long Bond	(28)	12/19/2024	USD	(3,436,125)	46,877
					171,165
					81,697

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	171

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 51.6%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	6,040,000	6,029,572
L3Harris Technologies, Inc.
3.83%, 4/27/2025	65,880,000	65,337,160
3.85%, 12/15/2026	2,902,000	2,862,575
		74,229,307
Automobiles — 2.8%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.84%), 6.24%, 4/1/2025 (a) (b)	13,625,000	13,656,196
(SOFRINDX + 0.62%), 5.99%, 8/11/2025 (a) (b)	9,237,000	9,247,786
(SOFRINDX + 0.55%), 5.95%, 4/2/2026 (a) (b)	81,125,000	81,126,545
4.60%, 8/13/2027 (a)	21,327,000	21,448,872
Hyundai Capital America
1.00%, 9/17/2024 (a)	5,566,000	5,555,848
2.65%, 2/10/2025 (a)	8,000,000	7,906,405
5.80%, 6/26/2025 (a)	24,390,000	24,527,823
6.00%, 7/11/2025 (a)	28,960,000	29,154,372
1.80%, 10/15/2025 (a)	1,792,000	1,732,351
(SOFR + 1.32%), 6.69%, 11/3/2025 (a) (b)	7,000,000	7,045,578
5.50%, 3/30/2026 (a)	1,961,000	1,980,485
1.50%, 6/15/2026 (a)	2,659,000	2,509,747
5.45%, 6/24/2026 (a)	28,680,000	29,028,907
1.65%, 9/17/2026 (a)	1,451,000	1,364,460
5.25%, 1/8/2027 (a)	44,239,000	44,801,330
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	84,449,000	84,845,345
1.45%, 3/2/2026 (a)	6,330,000	6,047,774
4.88%, 7/31/2026 (a)	113,280,000	114,107,334
Volkswagen Group of America Finance LLC (Germany)
2.85%, 9/26/2024 (a)	6,760,000	6,748,762
3.35%, 5/13/2025 (a)	27,904,000	27,572,765
(SOFR + 0.93%), 6.32%, 9/12/2025 (a) (b)	119,020,000	119,388,962
4.63%, 11/13/2025 (a)	5,008,000	4,990,076
1.25%, 11/24/2025 (a)	12,208,000	11,689,131
(SOFR + 0.83%), 6.24%, 3/20/2026 (a) (b)	42,692,000	42,704,170
3.20%, 9/26/2026 (a)	9,504,000	9,219,238
		708,400,262
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — 19.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	75,100,000	77,286,081
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	23,413,000	23,366,370
5.38%, 7/3/2025	72,769,000	73,191,558
(SOFR + 0.56%), 5.97%, 3/18/2026 (a) (b)	132,670,000	132,881,615
Banco Santander SA (Spain)
3.50%, 3/24/2025	10,215,000	10,129,234
2.75%, 5/28/2025	104,893,000	103,082,401
5.15%, 8/18/2025	11,134,000	11,139,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	29,600,000	30,039,103
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.35%), 3.09%, 10/1/2025 (b)	2,383,000	2,378,305
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	15,000,000	14,780,394
(SOFR + 1.01%), 1.20%, 10/24/2026 (b) (c)	14,513,000	13,923,495
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,000,000	95,406,846
Bank of America NA (SOFR + 0.78%), 6.12%, 8/18/2025 (b)	5,320,000	5,332,098
Bank of Montreal (Canada)
(SOFRINDX + 0.71%), 6.10%, 12/12/2024 (b)	3,921,000	3,925,620
5.30%, 6/5/2026	67,200,000	68,116,922
(SOFRINDX + 1.16%), 6.57%, 12/11/2026 (b)	60,331,000	60,937,550
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	75,000,000	75,922,884
Bank of Nova Scotia (The) (Canada)
1.45%, 1/10/2025	500,000	493,479
(SOFR + 0.46%), 5.83%, 1/10/2025 (b)	32,900,000	32,911,888
1.30%, 6/11/2025	22,760,000	22,149,959
5.45%, 6/12/2025	74,090,000	74,385,572
4.75%, 2/2/2026	67,362,000	67,526,753
1.05%, 3/2/2026	2,000,000	1,899,234
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	84,097,000	84,421,085
5.90%, 7/13/2026 (a)	96,402,000	98,636,024
5.09%, 1/23/2027 (a)	16,779,000	16,993,095
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (SOFR + 2.71%), 2.85%, 5/7/2026 (b)	7,725,000	7,593,615
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	35,441,000	35,178,142
BPCE SA (France)
5.03%, 1/15/2025 (a)	119,399,000	119,226,716
(SOFR + 0.96%), 6.34%, 9/25/2025 (a) (b)	113,486,000	113,841,381
5.10%, 1/26/2026 (a)	66,344,000	66,544,688
5.20%, 1/18/2027 (a)	8,677,000	8,790,557
4.75%, 7/19/2027 (a)	4,830,000	4,853,669
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.94%), 6.32%, 4/7/2025 (b)	95,598,000	95,901,483
5.14%, 4/28/2025	87,920,000	87,996,512
3.95%, 8/4/2025	226,000	224,280
5.24%, 6/28/2027	56,294,000	57,515,585
Capital One NA (SOFR + 0.91%), 2.28%, 1/28/2026 (b)	13,531,000	13,348,864
Citibank NA
(SOFRINDX + 0.59%), 5.97%, 4/30/2026 (b)	19,329,000	19,336,229
4.93%, 8/6/2026	18,508,000	18,664,744
Citigroup, Inc.
(SOFR + 0.69%), 6.04%, 10/30/2024 (b)	24,674,000	24,687,082
(SOFR + 0.53%), 1.28%, 11/3/2025 (b)	37,295,000	37,021,020
3.70%, 1/12/2026	1,045,000	1,031,360
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	20,768,000	20,483,209
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	7,796,000	7,715,558
(3-MONTH CME TERM SOFR + 1.51%), 6.84%, 7/1/2026 (b)	23,987,000	24,155,653
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	69,943,000	69,758,095
Commonwealth Bank of Australia (Australia) (SOFR + 0.74%), 6.13%, 3/14/2025 (a) (b)	11,628,000	11,659,524
Cooperatieve Rabobank UA (Netherlands) 3.38%, 5/21/2025	19,579,000	19,360,484
Credit Agricole SA (France)
2.38%, 1/22/2025 (a)	3,600,000	3,559,348
5.57%, 2/28/2025 (a)	112,332,000	112,406,164
5.59%, 7/5/2026 (a)	64,257,000	65,352,588
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	8,562,000	8,677,263
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	17,680,000	17,845,835
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	12,410,000	12,240,202
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	203,120,000	203,107,776
Fifth Third Bancorp 2.55%, 5/5/2027	7,223,000	6,854,717
Fifth Third Bank NA 3.95%, 7/28/2025	5,461,000	5,418,714
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (b)	120,549,000	119,918,279
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	87,074,000	85,081,999
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	17,123,000	16,720,772
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,564,003
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	12,772,000	12,751,818
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	36,125,000	35,854,895
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	55,000,000	56,468,336
KeyBank NA
3.30%, 6/1/2025	4,545,000	4,478,713
5.85%, 11/15/2027 (c)	1,510,000	1,554,001
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	71,056,000	70,788,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	45,472,000	44,906,393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	15,000,000	14,934,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	58,422,000	59,375,165
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	44,163,000	43,573,505
1.41%, 7/17/2025	36,913,000	35,826,924
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	4,499,000	4,497,790
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	173

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	34,169,000	34,007,465
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	62,690,000	62,815,054
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.36%), 2.56%, 9/13/2025 (b)	5,800,000	5,795,435
3.48%, 4/12/2026 (a)	1,565,000	1,535,492
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	10,018,000	9,811,864
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	24,562,000	24,752,098
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	33,473,000	33,889,688
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	23,828,000	23,909,934
(SOFR + 0.65%), 6.07%, 12/10/2025 (a) (b)	44,601,000	44,716,517
(SOFR + 0.55%), 5.93%, 1/29/2026 (a) (b)	104,000,000	104,154,320
National Bank of Canada (Canada)
5.25%, 1/17/2025	84,543,000	84,510,186
(SOFRINDX + 0.90%), 6.30%, 3/25/2027 (b) (c)	120,076,000	120,255,774
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	3,350,000	3,349,707
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,000,000	50,723,835
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	49,426,000	50,398,356
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 5.67%, 10/28/2025 (b)	17,843,000	17,845,102
(SOFR + 1.32%), 5.81%, 6/12/2026 (b)	13,212,000	13,276,070
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	81,210,000	81,092,312
Royal Bank of Canada (Canada) 4.88%, 1/19/2027	32,563,000	32,942,831
Santander Holdings USA, Inc. 3.45%, 6/2/2025	9,857,000	9,720,667
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	77,645,000	74,918,630
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	10,595,000	10,557,094
2.63%, 1/22/2025 (a)	105,171,000	103,981,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	30,507,000	30,119,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	99,000,000	99,667,083
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	2,850,000	2,862,512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.82%, 11/23/2025 (a) (b)	18,463,000	18,311,050
(SOFR + 1.74%), 7.12%, 3/30/2026 (a) (b)	10,609,000	10,661,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b) (c)	45,000,000	46,011,150
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 1/15/2025	14,650,000	14,497,632
5.46%, 1/13/2026	25,879,000	26,116,198
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.44%), 5.83%, 9/16/2024 (a) (b)	33,827,000	33,829,368
5.65%, 3/9/2026 (a)	20,516,000	20,850,077
5.20%, 3/7/2027 (a)	45,107,000	45,874,077
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	107,095,000	108,592,365
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%), 5.85%, 10/10/2025 (b) (c)	111,929,000	111,927,296
Truist Financial Corp. 4.00%, 5/1/2025	54,739,000	54,326,942
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	24,500,000	24,288,506
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,656,000	7,504,203
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.56%), 4.54%, 8/15/2026 (b) (c)	500,000	497,771
Wells Fargo Bank NA
4.81%, 1/15/2026	70,583,000	70,835,919
(SOFR + 1.07%), 6.48%, 12/11/2026 (b)	12,194,000	12,317,416
Westpac Banking Corp. (Australia) (SOFR + 0.55%), 5.93%, 1/29/2026 (a) (b)	103,539,000	103,581,125
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	28,013,000	28,460,097
4.90%, 2/15/2028 (a)	30,000,000	30,367,448
		5,010,362,269
Beverages — 0.1%
Constellation Brands, Inc.
4.75%, 11/15/2024	18,877,000	18,836,453
3.70%, 12/6/2026	3,941,000	3,870,652
Suntory Holdings Ltd. (Japan) 2.25%, 10/16/2024 (a)	4,200,000	4,183,689
		26,890,794
Biotechnology — 1.3%
AbbVie, Inc.
2.60%, 11/21/2024	56,357,000	56,014,403
3.80%, 3/15/2025	102,864,000	102,164,995
3.60%, 5/14/2025	52,375,000	51,876,415
Amgen, Inc.
1.90%, 2/21/2025	983,000	967,701
5.25%, 3/2/2025	92,163,000	92,190,856
3.13%, 5/1/2025	35,207,000	34,748,040
2.60%, 8/19/2026	631,000	608,956
		338,571,366
Capital Markets — 3.7%
Bank of New York Mellon (The) (SOFR + 0.45%), 5.84%, 3/13/2026 (b)	17,048,000	17,054,171
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	11,494,000	11,441,305
Goldman Sachs Bank USA
(SOFR + 0.77%), 6.18%, 3/18/2027 (b)	75,019,000	75,334,080
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	36,393,000	36,803,563
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 5.87%, 10/21/2024 (b)	38,732,000	38,736,362
3.50%, 1/23/2025	12,257,000	12,175,584
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
3.50%, 4/1/2025	71,218,000	70,528,944
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	3,700,000	3,692,481
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	2,575,000	2,523,437
3.75%, 2/25/2026	13,456,000	13,302,028
(SOFR + 1.07%), 6.43%, 8/10/2026 (b)	13,838,000	13,868,871
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	7,025,000	6,688,857
3.85%, 1/26/2027	40,000,000	39,414,806
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,961,550
Macquarie Bank Ltd. (Australia)
2.30%, 1/22/2025 (a) (c)	18,309,000	18,104,281
5.39%, 12/7/2026 (a)	17,007,000	17,339,614
5.27%, 7/2/2027 (a)	43,262,000	44,372,195
Macquarie Group Ltd. (Australia) (SOFR + 0.71%), 6.10%, 10/14/2025 (a) (b)	1,100,000	1,100,434
Mizuho Markets Cayman LP (Japan) 5.47%, 2/14/2025 (a)	79,725,000	79,895,461
Morgan Stanley
(SOFR + 0.51%), 5.87%, 1/22/2025 (b)	2,958,000	2,958,089
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	12,000,000	11,927,780
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	6,000,000	5,706,061
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	50,000,000	50,286,064
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	73,073,000	72,345,386
5.10%, 7/3/2025	7,743,000	7,738,715
State Street Corp.
(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	2,335,000	2,322,920
(SOFR + 1.02%), 4.53%, 2/20/2029 (b)	28,409,000	28,454,531
UBS AG (Switzerland)
3.63%, 9/9/2024	16,089,000	16,084,169
(SOFR + 0.93%), 6.34%, 9/11/2025 (b)	70,430,000	70,824,637
UBS Group AG (Switzerland)
3.75%, 3/26/2025	72,708,000	72,134,309
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	23,100,000	23,084,884
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	175

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	11,770,000	11,710,035
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	33,313,000	32,576,250
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	19,000,000	19,197,670
		934,689,524
Chemicals — 0.1%
Eastman Chemical Co. 3.80%, 3/15/2025	1,043,000	1,035,206
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	726,000	726,513
3.00%, 4/1/2025 (c)	26,346,000	26,044,333
Westlake Corp. 3.60%, 8/15/2026	2,915,000	2,857,141
		30,663,193
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	67,601,000	69,142,141
5.64%, 3/13/2027 (a)	57,831,000	59,002,957
		128,145,098
Communications Equipment — 0.1%
Cisco Systems, Inc. 4.80%, 2/26/2027	16,103,000	16,363,899
Consumer Finance — 5.9%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	185,853,000	184,656,495
3.50%, 1/15/2025	3,672,000	3,645,770
6.50%, 7/15/2025	41,419,000	41,817,979
American Express Co.
3.95%, 8/1/2025	61,374,000	60,885,530
4.90%, 2/13/2026	1,000,000	1,004,092
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	7,436,000	7,428,050
3.30%, 5/3/2027	29,917,000	29,118,919
5.85%, 11/5/2027	19,076,000	19,945,013
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	14,600,000	14,794,633
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	34,100,000	34,588,199
American Honda Finance Corp.
(SOFRINDX + 0.70%), 6.04%, 11/22/2024 (b)	4,700,000	4,705,462
Series A, 4.60%, 4/17/2025	17,885,000	17,842,771
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
(SOFRINDX + 0.78%), 6.16%, 4/23/2025 (b)	8,400,000	8,422,914
5.00%, 5/23/2025	134,270,000	134,416,276
(SOFR + 0.50%), 5.87%, 10/10/2025 (b)	64,803,000	64,883,783
Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (a)	64,457,000	63,577,162
Capital One Financial Corp.
3.20%, 2/5/2025	4,903,000	4,858,263
4.25%, 4/30/2025	8,988,000	8,936,257
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	44,073,000	43,451,738
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	21,586,000	21,538,984
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,014,000	19,783,173
Caterpillar Financial Services Corp.
(SOFR + 0.45%), 5.79%, 11/14/2024 (b)	127,335,000	127,402,013
4.45%, 10/16/2026	35,349,000	35,501,676
General Motors Financial Co., Inc.
1.20%, 10/15/2024	11,003,000	10,946,315
2.90%, 2/26/2025	18,150,000	17,936,413
John Deere Capital Corp.
(SOFR + 0.50%), 5.88%, 7/3/2025 (b) (c)	52,201,000	52,265,796
(SOFR + 0.48%), 5.84%, 10/22/2025 (b)	102,324,000	102,442,454
(SOFR + 0.44%), 5.84%, 3/6/2026 (b)	115,400,000	115,517,708
Toyota Motor Credit Corp.
(SOFR + 0.55%), 5.89%, 10/16/2024 (b)	114,534,000	114,593,396
(SOFR + 0.35%), 5.70%, 4/14/2025 (b)	27,940,000	27,937,802
(SOFR + 0.65%), 6.05%, 1/5/2026 (b)	75,000,000	75,165,750
(SOFR + 0.77%), 6.12%, 8/7/2026 (b)	33,926,000	34,097,462
		1,504,108,248
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc. 0.95%, 2/10/2026 (a)	2,469,000	2,341,036
Dollar General Corp. 3.88%, 4/15/2027 (c)	519,000	507,087
Kroger Co. (The) 4.70%, 8/15/2026	35,929,000	36,034,587
		38,882,710
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.0% ^
Sonoco Products Co. 1.80%, 2/1/2025 (c)	2,000,000	1,968,405
Diversified REITs — 0.2%
WP Carey, Inc. 4.00%, 2/1/2025	61,782,000	61,388,099
Diversified Telecommunication Services — 0.1%
NBN Co. Ltd. (Australia) 0.88%, 10/8/2024 (a)	750,000	746,709
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,780,438
		15,527,147
Electric Utilities — 2.7%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	1,461,000	1,396,476
Arizona Public Service Co. 2.55%, 9/15/2026	1,170,000	1,118,354
Duke Energy Corp.
5.00%, 12/8/2025	1,004,000	1,007,935
2.65%, 9/1/2026	747,000	720,652
4.85%, 1/5/2027	82,342,000	83,156,281
Enel Finance International NV (Italy)
2.65%, 9/10/2024 (a)	10,617,000	10,610,360
4.50%, 6/15/2025 (a) (d)	14,133,000	14,050,977
6.80%, 10/14/2025 (a) (d)	27,022,000	27,641,885
1.63%, 7/12/2026 (a) (d)	3,005,000	2,836,130
Entergy Corp.
0.90%, 9/15/2025	1,163,000	1,119,097
2.95%, 9/1/2026	699,000	677,598
Evergy, Inc. 2.45%, 9/15/2024	80,026,000	79,925,927
Eversource Energy 5.00%, 1/1/2027	18,266,000	18,431,531
Exelon Corp.
3.95%, 6/15/2025	56,891,000	56,428,167
3.40%, 4/15/2026	5,956,000	5,846,031
2.75%, 3/15/2027	3,246,000	3,117,928
Georgia Power Co.
Series A, 2.20%, 9/15/2024	37,878,000	37,823,798
(SOFRINDX + 0.75%), 6.10%, 5/8/2025 (b)	52,192,000	52,313,547
5.00%, 2/23/2027	10,752,000	10,920,598
Interstate Power and Light Co. 3.25%, 12/1/2024	6,238,000	6,204,390
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	19,458,000	19,541,791
5.75%, 9/1/2025	86,783,000	87,497,467
4.95%, 1/29/2026	96,815,000	97,229,531
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
1.88%, 1/15/2027	1,424,000	1,341,785
3.55%, 5/1/2027	944,000	922,044
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	9,869,000	9,840,137
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	184,298
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,308,000	1,273,194
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	460,000	442,821
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	45,553,000	46,016,582
Xcel Energy, Inc. 3.30%, 6/1/2025	14,518,000	14,301,711
		693,939,023
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,887,822
Entertainment — 0.1%
Netflix, Inc. 5.88%, 2/15/2025	2,001,000	2,005,263
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	16,897,000	16,723,204
5.00%, 3/28/2026	8,706,000	8,746,608
		27,475,075
Financial Services — 0.8%
Corebridge Financial, Inc. 3.50%, 4/4/2025	40,937,000	40,510,613
Fiserv, Inc.
3.85%, 6/1/2025	5,718,000	5,665,279
3.20%, 7/1/2026	10,000,000	9,763,792
Global Payments, Inc. 2.65%, 2/15/2025	98,038,000	96,788,707
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.70%), 6.05%, 5/7/2025 (b)	38,872,000	39,043,261
NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	776,000	736,048
		192,507,700
Food Products — 0.1%
Campbell Soup Co.
3.95%, 3/15/2025	7,004,000	6,958,404
3.30%, 3/19/2025	1,695,000	1,676,488
General Mills, Inc.
4.00%, 4/17/2025	1,271,000	1,262,554
4.70%, 1/30/2027	14,835,000	14,917,924
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	177

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Mondelez International Holdings Netherlands BV
2.25%, 9/19/2024 (a)	628,000	627,066
0.75%, 9/24/2024 (a)	5,991,000	5,974,176
Tyson Foods, Inc. 4.00%, 3/1/2026	3,004,000	2,973,647
		34,390,259
Ground Transportation — 0.5%
Canadian Pacific Railway Co. (Canada) 1.35%, 12/2/2024	5,933,000	5,873,939
Penske Truck Leasing Co. LP
2.70%, 11/1/2024 (a)	15,544,000	15,468,552
3.95%, 3/10/2025 (a)	13,370,000	13,265,880
5.75%, 5/24/2026 (a)	54,563,000	55,315,108
3.40%, 11/15/2026 (a)	4,558,000	4,434,447
5.35%, 1/12/2027 (a)	24,679,000	25,020,258
		119,378,184
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 2.60%, 8/15/2026	5,000,000	4,813,220
Becton Dickinson & Co. 3.73%, 12/15/2024	25,882,000	25,753,361
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	585,000	579,292
		31,145,873
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. 3.75%, 9/15/2025	66,962,000	66,200,966
Cigna Group (The)
3.25%, 4/15/2025	3,050,000	3,017,490
4.50%, 2/25/2026	3,047,000	3,041,679
1.25%, 3/15/2026	1,663,000	1,580,160
CVS Health Corp.
3.88%, 7/20/2025	27,452,000	27,177,178
5.00%, 2/20/2026	4,792,000	4,805,850
Elevance Health, Inc.
3.35%, 12/1/2024	11,000,000	10,941,897
2.38%, 1/15/2025	82,584,000	81,697,079
1.50%, 3/15/2026	3,000,000	2,864,724
Humana, Inc. 4.50%, 4/1/2025	16,417,000	16,334,118
Laboratory Corp. of America Holdings
3.25%, 9/1/2024	1,356,000	1,356,000
3.60%, 2/1/2025	23,611,000	23,451,564
		242,468,705
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — 0.1%
Healthpeak OP LLC 3.40%, 2/1/2025	4,510,000	4,470,889
Ventas Realty LP 3.50%, 2/1/2025	20,015,000	19,831,182
		24,302,071
Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,506,000	12,571,655
5.45%, 9/15/2026	42,438,000	43,166,982
		55,738,637
Insurance — 4.8%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	72,400,000	73,172,255
Aon North America, Inc. 5.13%, 3/1/2027	24,376,000	24,817,778
Athene Global Funding 4.86%, 8/27/2026 (a)	71,507,000	71,619,081
Brighthouse Financial Global Funding
1.75%, 1/13/2025 (a)	18,888,000	18,629,131
1.55%, 5/24/2026 (a)	1,406,000	1,328,959
5.55%, 4/9/2027 (a)	60,662,000	61,452,045
CNA Financial Corp. 4.50%, 3/1/2026	3,750,000	3,737,635
Corebridge Global Funding
5.35%, 6/24/2026 (a) (c)	109,306,000	110,805,475
5.75%, 7/2/2026 (a)	34,554,000	35,245,080
(SOFR + 1.30%), 6.70%, 9/25/2026 (a) (b)	76,219,000	76,801,347
4.65%, 8/20/2027 (a)	20,856,000	20,947,864
Equitable Financial Life Global Funding 1.10%, 11/12/2024 (a)	4,277,000	4,240,582
Jackson National Life Global Funding
1.75%, 1/12/2025 (a)	4,116,000	4,062,136
5.60%, 4/10/2026 (a)	73,449,000	74,200,178
5.55%, 7/2/2027 (a)	45,967,000	46,954,656
MassMutual Global Funding II (SOFR + 0.98%), 6.35%, 7/10/2026 (a) (b)	41,602,000	41,895,766
Met Tower Global Funding 4.85%, 1/16/2027 (a)	36,092,000	36,559,209
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 5.96%, 4/9/2026 (a) (b)	7,298,000	7,300,919
New York Life Global Funding
(SOFRINDX + 0.58%), 5.97%, 1/16/2026 (a) (b)	134,932,000	135,435,030
(SOFR + 0.67%), 6.07%, 4/2/2027 (a) (b)	25,253,000	25,290,703
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 6.27%, 6/16/2025 (a) (b)	7,205,000	7,229,528
1.20%, 6/24/2025 (a)	1,500,000	1,456,155
(SOFR + 0.60%), 5.98%, 3/27/2026 (a) (b)	69,006,000	69,058,104
(SOFRINDX + 1.05%), 6.43%, 7/28/2026 (a) (b)	21,801,000	21,979,289
Principal Life Global Funding II
1.25%, 6/23/2025 (a)	3,500,000	3,400,231
(SOFR + 0.90%), 6.23%, 8/28/2025 (a) (b)	64,631,000	64,968,261
5.00%, 1/16/2027 (a)	14,849,000	15,044,653
4.60%, 8/19/2027 (a)	15,330,000	15,403,433
Protective Life Global Funding 4.99%, 1/12/2027 (a)	37,334,000	37,792,034
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	3,544,000	3,526,304
2.75%, 5/7/2025 (a)	72,080,000	70,856,972
5.24%, 2/2/2026 (a)	21,309,000	21,328,650
		1,206,539,443
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	33,740,000	33,562,561
Machinery — 0.7%
Daimler Truck Finance North America LLC (Germany)
1.63%, 12/13/2024 (a)	3,099,000	3,064,971
5.20%, 1/17/2025 (a)	48,700,000	48,688,840
3.50%, 4/7/2025 (a)	12,489,000	12,368,073
5.60%, 8/8/2025 (a)	17,943,000	18,067,143
5.15%, 1/16/2026 (a)	10,998,000	11,063,588
2.00%, 12/14/2026 (a)	10,000,000	9,455,128
5.00%, 1/15/2027 (a)	18,892,000	19,070,684
3.65%, 4/7/2027 (a) (c)	2,950,000	2,886,878
Otis Worldwide Corp. 2.06%, 4/5/2025	59,859,000	58,803,922
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,000,000	4,927,171
		188,396,398
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	515,000	500,839
Omnicom Group, Inc. 3.65%, 11/1/2024	15,058,000	15,006,231
		15,507,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	5,501,000	5,493,849
Newmont Corp. 5.30%, 3/15/2026 (a)	30,866,000	31,150,629
		36,644,478
Multi-Utilities — 0.8%
Ameren Corp.
2.50%, 9/15/2024	21,911,000	21,882,369
1.95%, 3/15/2027	2,702,000	2,531,712
CenterPoint Energy, Inc. 2.50%, 9/1/2024	25,000,000	25,000,000
DTE Energy Co.
Series C, 2.53%, 10/1/2024 (d)	51,585,000	51,453,674
4.22%, 11/1/2024 (d)	53,746,000	53,624,616
Series F, 1.05%, 6/1/2025	11,415,000	11,078,191
2.85%, 10/1/2026	3,215,000	3,110,080
4.95%, 7/1/2027	23,406,000	23,659,939
NiSource, Inc. 3.49%, 5/15/2027	4,155,000	4,047,697
		196,388,278
Office REITs — 0.1%
Boston Properties LP 3.20%, 1/15/2025	19,952,000	19,767,216
Kilroy Realty LP 3.45%, 12/15/2024	2,688,000	2,669,430
		22,436,646
Oil, Gas & Consumable Fuels — 1.5%
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	539,884
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	39,608,000	39,192,242
Energy Transfer LP 4.75%, 1/15/2026	103,000	102,767
Enterprise Products Operating LLC 4.60%, 1/11/2027	71,564,000	72,147,107
Marathon Petroleum Corp.
3.63%, 9/15/2024	9,400,000	9,391,687
4.70%, 5/1/2025	898,000	894,505
MPLX LP
4.88%, 12/1/2024	37,000,000	36,940,405
4.88%, 6/1/2025	56,186,000	56,077,558
ONEOK, Inc.
2.75%, 9/1/2024	17,009,000	17,009,000
5.00%, 3/1/2026	3,435,000	3,440,939
Phillips 66 3.85%, 4/9/2025	392,000	388,653
Pioneer Natural Resources Co. 5.10%, 3/29/2026	28,294,000	28,564,879
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,068,000	1,068,583
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	179

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Spectra Energy Partners LP 3.50%, 3/15/2025	3,762,000	3,726,426
TransCanada PipeLines Ltd. (Canada) 1.00%, 10/12/2024	53,742,000	53,443,509
Williams Cos., Inc. (The)
3.90%, 1/15/2025	31,273,000	31,103,221
4.00%, 9/15/2025	17,339,000	17,178,273
		371,209,638
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 0.95%, 5/15/2026 (a)	3,897,000	3,673,844
Personal Care Products — 0.2%
Haleon UK Capital plc 3.13%, 3/24/2025	56,785,000	56,157,420
Pharmaceuticals — 0.2%
Bayer US Finance II LLC (Germany) 4.25%, 12/15/2025 (a)	6,140,000	6,069,313
Bayer US Finance LLC (Germany) 3.38%, 10/8/2024 (a)	3,000,000	2,992,368
Bristol-Myers Squibb Co. (SOFR + 0.49%), 5.85%, 2/20/2026 (b)	33,658,000	33,788,811
EMD Finance LLC (Germany) 3.25%, 3/19/2025 (a)	3,730,000	3,691,324
		46,541,816
Professional Services — 0.1%
Equifax, Inc. 2.60%, 12/1/2024	18,677,000	18,544,570
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc.
0.98%, 9/1/2024	3,859,000	3,859,000
4.25%, 9/1/2025	22,065,000	21,890,071
NXP BV (China)
2.70%, 5/1/2025	4,431,000	4,360,458
3.88%, 6/18/2026	168,000	165,672
		30,275,201
Software — 0.5%
Oracle Corp. 2.50%, 4/1/2025	117,530,000	115,724,518
Roper Technologies, Inc. 2.35%, 9/15/2024	5,680,000	5,672,183
		121,396,701
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,842,071
2.40%, 3/15/2025	25,650,000	25,242,275
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialized REITs — continued
4.40%, 2/15/2026	5,314,000	5,284,505
1.60%, 4/15/2026	6,221,000	5,909,777
Crown Castle, Inc. 4.45%, 2/15/2026	8,426,000	8,384,795
		47,663,423
Specialty Retail — 0.4%
AutoZone, Inc.
3.25%, 4/15/2025	1,643,000	1,622,957
3.63%, 4/15/2025	534,000	529,005
3.75%, 6/1/2027	3,204,000	3,144,547
Home Depot, Inc. (The)
5.10%, 12/24/2025	34,774,000	35,077,271
5.15%, 6/25/2026	62,038,000	63,017,328
Lowe's Cos., Inc.
3.13%, 9/15/2024	2,974,000	2,971,069
3.38%, 9/15/2025	2,000,000	1,973,120
		108,335,297
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
5.85%, 7/15/2025	3,351,000	3,374,758
6.02%, 6/15/2026	2,235,000	2,282,697
4.90%, 10/1/2026	1,941,000	1,951,162
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	86,671,000	86,689,685
		94,298,302
Tobacco — 0.3%
Altria Group, Inc. 2.35%, 5/6/2025	55,352,000	54,373,615
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,067,000	9,064,696
3.22%, 9/6/2026	10,000,000	9,734,160
Philip Morris International, Inc. 3.38%, 8/11/2025	5,314,000	5,248,398
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	2,567,000	2,553,690
		80,974,559
Trading Companies & Distributors — 0.0% ^
TTX Co. 5.50%, 9/25/2026 (a)	3,705,000	3,768,872
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	6,970,000	6,842,748
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	3,084,000	3,057,392
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc. 3.50%, 4/15/2025	77,666,000	76,833,722
Total Corporate Bonds (Cost $13,018,985,993)		13,086,472,049
Asset-Backed Securities — 12.8%
AIMCO CLO (Cayman Islands) Series 2018-AA, Class A, 6.57%, 4/17/2031 (a) (e)	11,225,946	11,250,217
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 6.14%, 1/17/2032 (a) (e)	1,833,786	1,833,582
Series 2020-12A, Class AR, 6.46%, 1/17/2032 (a) (e)	3,564,278	3,567,771
Ally Auto Receivables Trust
Series 2024-1, Class A2, 5.32%, 1/15/2027	84,806,000	84,808,451
Series 2022-3, Class A3, 5.07%, 4/15/2027	5,207,646	5,204,200
Series 2022-2, Class A3, 4.76%, 5/17/2027	18,063,761	18,025,812
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	55,047,000	54,433,848
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	3,602,596	3,587,541
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 6.49%, 10/20/2030 (a) (e)	34,586,079	34,657,327
Series 2018-18A, Class AR, 6.43%, 10/22/2030 (a) (e)	33,134,386	33,142,040
Series 2019-31A, Class A1R, 6.66%, 4/15/2031 (a) (e)	26,025,745	26,074,621
Series XXXA, Class A1AR, 6.28%, 10/18/2031 (a) (e)	20,000,000	20,000,000
Series 2016-25A, Class A1R2, 6.43%, 10/20/2031 (a) (e)	14,932,467	14,944,801
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.43%, 1/15/2029 (a) (e)	4,221,585	4,222,383
Series 2015-4A, Class A1RR, 6.38%, 10/15/2030 (a) (e)	30,846,601	30,836,884
Series 2013-2A, Class XR2, 6.48%, 10/28/2034 (a) (e)	2,250,000	2,249,786
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	6,684,683	6,687,510
Assurant CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 6.62%, 4/20/2030 (a) (e)	5,750,792	5,751,183
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 6.39%, 1/18/2035 (a) (e)	800,000	799,917
BA Credit Card Trust Series 2022-A1, Class A1, 3.53%, 11/15/2027	7,306,000	7,229,809
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 6.37%, 4/19/2034 (a) (e)	2,100,000	2,099,782
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 6.39%, 10/23/2034 (a) (e)	1,173,333	1,173,028
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.55%, 10/20/2031 (a) (e)	19,602,508	19,614,838
Series 2019-1A, Class A1R, 6.59%, 7/15/2032 (a) (e)	42,764,000	42,845,979
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	59,251,979	59,371,508
Barings CLO Ltd. (Cayman Islands)
Series 2018-4A, Class A1R, 6.45%, 10/15/2030 (a) (e)	25,879,802	25,886,841
Series 2020-4A, Class A, 6.76%, 1/20/2032 (a) (e)	12,972,512	12,969,269
BMW Vehicle Lease Trust Series 2024-1, Class A2A, 5.10%, 7/27/2026	49,599,585	49,611,340
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	18,609,913	18,626,021
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 6.38%, 10/15/2031 (a) (e)	33,025,487	33,015,084
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	42,641,000	42,191,227
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	6,051,297	5,940,499
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 6.52%, 7/20/2031 (a) (e)	5,253,968	5,257,709
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1R, 6.45%, 10/15/2031 (a) (e)	12,818,878	12,837,927
CarVal CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR, 6.52%, 7/16/2031 (a) (e)	36,340,602	36,391,080
CCG Receivables Trust Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	11,575,769	11,754,175
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	181

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cedar Funding II CLO Ltd. (Cayman Islands) Series 2013-1A, Class AXR, 6.39%, 4/20/2034 (a) (e)	383,929	383,809
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	10,841,620	10,998,706
CIFC Funding Ltd. (Cayman Islands) Series 2018-4A, Class A1, 6.70%, 10/17/2031 (a) (e)	32,397,368	32,428,988
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.98%, 12/8/2027 (e)	65,328,000	65,437,078
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	5,635,719	5,538,113
Series 2024-A, Class A2, 5.19%, 7/15/2027	42,055,000	42,056,093
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	9,224,000	9,252,167
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	11,308,708	11,318,526
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	27,784,005	27,857,646
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	46,964,000	47,162,977
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.48%, 10/15/2030 (a) (e)	38,406,103	38,445,470
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	8,034,000	7,946,423
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	25,750,950	25,919,493
Dryden CLO Ltd. (Cayman Islands) Series 2018-58A, Class A1, 6.55%, 7/17/2031 (a) (e)	6,080,072	6,085,817
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.54%, 4/15/2028 (a) (e)	11,651,339	11,655,359
Series 2013-30A, Class AR, 6.20%, 11/15/2028 (a) (e)	4,326,378	4,327,316
Series 2013-26A, Class AR, 6.46%, 4/15/2029 (a) (e)	4,645,807	4,649,575
Series 2014-36A, Class AR3, 6.58%, 4/15/2029 (a) (e)	18,103,210	18,117,367
Series 2017-49A, Class AR, 6.49%, 7/18/2030 (a) (e)	1,176,917	1,178,646
Series 2015-41A, Class AR, 6.53%, 4/15/2031 (a) (e)	3,791,329	3,794,882
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	21,573,630	21,701,710
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	47,040,304	47,916,392
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 6.50%, 4/17/2031 (a) (e)	6,647,913	6,652,772
Ford Credit Auto Owner Trust Series 2023-C, Class A2A, 5.68%, 9/15/2026	23,230,644	23,269,665
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.49%, 7/24/2030 (a) (e)	14,350,006	14,358,573
Series 2013-15A, Class ARR, 6.53%, 10/15/2030 (a) (e)	13,168,343	13,169,502
Series 2015-20A, Class AR, 6.54%, 4/20/2031 (a) (e)	17,153,792	17,150,293
Series 2018-28A, Class A1, 6.66%, 7/15/2031 (a) (e)	12,956,288	12,960,291
Series 2018-26A, Class AR, 6.29%, 11/22/2031 (a) (e)	33,822,404	33,812,967
Series 2016-22A, Class XRR, 6.45%, 4/16/2034 (a) (e)	1,473,684	1,473,532
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A, 5.43%, 9/21/2026	77,489,000	77,884,085
Series 2023-3, Class A3, 5.38%, 11/20/2026	11,274,000	11,334,299
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	24,958,533	24,991,391
Series 2024-1, Class A2A, 5.12%, 2/16/2027	31,717,671	31,718,508
Series 2024-2, Class A2A, 5.33%, 3/16/2027	27,845,000	27,892,498
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 6.57%, 4/15/2031 (a) (e)	2,244,632	2,244,753
Series 2018-1A, Class A1, 6.59%, 4/15/2031 (a) (e)	1,346,025	1,346,573
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	14,143,296	14,138,254
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 5/15/2026	34,946,125	34,995,822
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-A, Class A3, 4.58%, 4/15/2027	51,848,000	51,723,586
Series 2024-A, Class A2A, 5.29%, 4/15/2027	27,018,000	27,053,426
Series 2021-A, Class A4, 0.62%, 5/17/2027	10,556,200	10,406,210
Series 2024-B, Class A2A, 5.15%, 6/15/2027	87,500,000	87,812,086
ICG US CLO Ltd. (Cayman Islands)
Series 2016-1A, Class XRR, 6.43%, 4/29/2034 (a) (e)	1,263,162	1,263,034
Series 2014-1A, Class XR, 6.34%, 10/20/2034 (a) (e)	233,333	233,295
KKR CLO Ltd. (Cayman Islands)
Series 23, Class A1, 6.69%, 10/20/2031 (a) (e)	3,697,778	3,696,854
Series 24, Class A1R, 6.62%, 4/20/2032 (a) (e)	9,485,986	9,494,077
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R2, 6.40%, 4/15/2029 (a) (e)	24,665,721	24,657,927
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.67%, 7/20/2031 (a) (e)	8,244,315	8,250,704
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	54,847,997	54,047,748
LCM LP (Cayman Islands) Series 14A, Class AR, 6.58%, 7/20/2031 (a) (e)	10,904,215	10,913,953
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 6.52%, 3/20/2030 (a) (e)	10,578,395	10,575,168
Series 25A, Class AR, 6.38%, 7/20/2030 (a) (e)	7,502,697	7,504,235
Series 26A, Class A1, 6.61%, 1/20/2031 (a) (e)	5,396,316	5,401,739
Series 29A, Class AR, 6.63%, 4/15/2031 (a) (e)	8,922,877	8,917,541
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-17A, Class AR2, 6.54%, 7/21/2030 (a) (e)	3,397,631	3,400,294
Series 2015-18A, Class ARR, 6.48%, 10/21/2030 (a) (e)	49,792,781	49,880,167
Series 2014-14A, Class AR3, 6.48%, 10/22/2030 (a) (e)	46,501,741	46,572,795
Series 13A, Class AR, 6.43%, 11/21/2030 (a) (e)	47,091,949	47,156,088
Series 2021-52A, Class X, 6.44%, 1/22/2035 (a) (e)	1,184,210	1,184,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Magnetite Ltd. (Cayman Islands)
Series 2015-15A, Class AR, 6.56%, 7/25/2031 (a) (e)	2,093,217	2,094,465
Series 2015-12A, Class AR4, 6.45%, 10/15/2031 (a) (e)	10,457,728	10,465,090
Series 2020-25A, Class A, 6.75%, 1/25/2032 (a) (e)	22,365,716	22,400,383
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	2,058,265	2,057,905
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.48%, 10/15/2029 (a) (e)	47,341,761	47,372,485
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 6.56%, 1/28/2030 (a) (e)	7,711,249	7,718,143
Series 2017-16SA, Class XR, 6.36%, 4/15/2034 (a) (e)	1,250,000	1,249,602
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.46%, 10/18/2030 (a) (e)	22,289,771	22,311,793
Series 2019-31A, Class AR, 6.58%, 4/20/2031 (a) (e)	16,980,006	17,017,838
Series 2020-37A, Class AR, 6.51%, 7/20/2031 (a) (e)	23,789,636	23,819,563
Series 2021-40A, Class A, 6.61%, 4/16/2033 (a) (e)	5,956,051	5,964,598
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 6.63%, 12/21/2029 (a) (e)	12,748,704	12,760,624
Series 2017-1A, Class A1R, 6.52%, 7/25/2030 (a) (e)	21,926,641	21,935,456
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	8,817,874	8,781,717
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.52%, 7/15/2030 (a) (e)	32,726,816	32,740,692
Series 2014-6A, Class A1R2, 6.44%, 10/17/2030 (a) (e)	26,160,207	26,159,684
Series 2018-15A, Class A1, 6.64%, 7/20/2031 (a) (e)	1,447,289	1,449,013
Series 2020-8RA, Class A1, 6.77%, 1/17/2032 (a) (e)	33,836,624	33,870,190
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	183

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2017-1A, Class A1R, 6.54%, 3/17/2030 (a) (e)	20,065,199	20,070,696
Series 2013-1A, Class A1RR, 6.51%, 7/19/2030 (a) (e)	2,612,011	2,613,746
Series 2018-1A, Class A1A, 6.60%, 1/20/2031 (a) (e)	6,068,640	6,071,007
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 6.39%, 10/25/2034 (a) (e)	625,000	625,000
OSD CLO Ltd. (Cayman Islands) Series 2021-23A, Class A, 6.42%, 4/17/2031 (a) (e)	5,375,818	5,375,587
Palmer Square CLO Ltd. (Cayman Islands) Series 2014-1A, Class A1R2, 6.68%, 1/17/2031 (a) (e)	4,681,314	4,683,894
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-2A, Class A1, 6.19%, 5/20/2029 (a) (e)	2,870,030	2,870,047
Series 2021-4A, Class A1, 6.36%, 10/15/2029 (a) (e)	9,578,232	9,583,002
Series 2022-1A, Class A1, 6.35%, 4/15/2030 (a) (e)	16,259,135	16,265,736
Series 2022-3A, Class A1AR, 6.40%, 4/15/2031 (a) (e)	45,358,064	45,371,036
Series 2024-3A, Class A1, 6.24%, 8/8/2032 (a) (e)	52,875,000	52,845,020
Series 2024-1A, Class A1, 0.00%, 10/15/2032 (a) (e) (f)	49,300,000	49,300,000
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	7,755,416	7,754,425
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	3,484,000	3,481,904
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 6.64%, 4/17/2036 (a) (e)	22,750,000	22,815,179
RR Ltd. (Cayman Islands) Series 2018-3A, Class A1R2, 6.65%, 1/15/2030 (a) (e)	10,142,649	10,154,810
Santander Drive Auto Receivables Trust
Series 2023-2, Class A3, 5.21%, 7/15/2027	7,820,805	7,815,409
Series 2023-3, Class A3, 5.61%, 10/15/2027	16,042,000	16,078,489
SBNA Auto Lease Trust Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	40,240,000	40,377,440
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

SBNA Auto Receivables Trust Series 2024-A, Class A2, 5.70%, 3/15/2027 (a)	5,747,279	5,751,666
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	19,234,000	19,382,652
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 6.59%, 7/20/2034 (a) (e)	2,666,667	2,666,600
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 6.61%, 1/26/2031 (a) (e)	1,324,633	1,324,905
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.62%, 1/20/2032 (a) (e)	6,338,820	6,345,819
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.51%, 4/16/2031 (a) (e)	23,928,120	23,948,650
Series 2018-20A, Class AR2, 6.39%, 1/16/2032 (a) (e)	30,081,475	30,089,326
Series 2020-24A, Class AR, 6.48%, 1/23/2032 (a) (e)	43,302,619	43,326,175
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.38%, 10/25/2029 (a) (e)	18,094,104	18,099,279
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.49%, 7/15/2030 (a) (e)	12,259,094	12,269,588
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/2025 (a)	12,485,841	12,494,405
Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	32,360,380	32,374,965
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 6.70%, 1/15/2031 (a) (e)	10,921,861	10,921,130
Toyota Lease Owner Trust Series 2023-A, Class A2, 5.30%, 8/20/2025 (a)	8,655,729	8,654,147
Venture CLO Ltd. (Cayman Islands) Series 2021-43A, Class X, 6.61%, 4/15/2034 (a) (e)	2,916,667	2,916,355
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,576,355
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	47,829,000	48,269,601
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	52,078,370	52,118,012
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2, Class A2A, 5.72%, 3/22/2027	93,912,216	94,262,800
Voya CLO Ltd. (Cayman Islands) Series 2017-3A, Class XR, 6.39%, 4/20/2034 (a) (e)	1,333,334	1,333,199
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A2, 6.17%, 2/18/2039 (a) (e)	22,000,000	22,028,087
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	1,892,794	1,885,655
Series 2024-A, Class A2A, 5.05%, 4/15/2027	74,824,656	74,795,863
Total Asset-Backed Securities (Cost $3,233,334,532)		3,240,762,243
Commercial Mortgage-Backed Securities — 0.0% ^
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	486,285	483,974
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A2, 3.79%, 3/10/2051	2,847,888	2,834,120
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	2,618,235	2,527,337
Total Commercial Mortgage-Backed Securities (Cost $6,138,262)		5,845,431
Short-Term Investments — 34.5%
Certificates of Deposits — 10.0%
Bank of Nova Scotia (The) (Canada) (SOFR + 0.34%), 5.69%, 6/4/2025 (b)	226,610,000	226,733,151
Bayerische Landesbank (Germany) , 5.10%, 1/10/2025	400,000	399,812
BNP Paribas SA (France)
5.95%, 9/12/2024	108,749,000	108,761,998
5.95%, 10/3/2024	36,792,000	36,805,537
5.34%, 10/8/2024	88,055,000	88,045,590
(SOFR + 0.31%), 5.66%, 3/7/2025 (b)	27,002,000	27,015,130
(SOFR + 0.56%), 5.91%, 8/8/2025 (b)	38,432,000	38,507,213
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.30%), 5.65%, 3/4/2025 (b)	2,295,000	2,296,712
Cooperatieve Rabobank UA (Netherlands) , 5.95%, 9/12/2024	34,713,000	34,717,528
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposits — continued
Credit Agricole Corporate and Investment Bank (France) (SOFR + 0.60%), 5.95%, 8/1/2025 (b)	30,536,000	30,621,176
Credit Industriel et Commercial (France) , 5.60%, 4/29/2025	28,649,000	28,786,769
First Abu Dhabi Bank USA NV (SOFR + 0.27%), 5.62%, 9/3/2024 (b)	64,341,000	64,361,044
KEB Hana Bank (South Korea) , 5.47%, 1/10/2025	30,475,000	30,507,667
Kookmin Bank (South Korea)
(SOFR + 0.52%), 5.87%, 4/23/2025 (b)	60,114,000	60,129,785
5.47%, 5/14/2025	34,806,000	34,925,179
(SOFR + 0.56%), 5.91%, 5/27/2025 (b)	54,892,000	54,920,193
(SOFR + 0.55%), 5.90%, 6/9/2025 (b)	61,378,000	61,401,925
Lloyds Bank Corporate Markets plc (United Kingdom)
6.07%, 10/2/2024	110,821,000	110,863,280
(SOFR + 0.57%), 5.92%, 10/30/2025 (b)	16,750,000	16,788,044
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.39%), 5.74%, 4/3/2025 (b)	114,825,000	114,907,277
National Australia Bank Ltd. (Australia) (SOFR + 0.52%), 5.87%, 10/16/2024 (b)	122,345,000	122,411,481
Natixis SA (France) (SOFR + 0.59%), 5.94%, 8/8/2025 (b)	31,855,000	31,923,021
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.62%, 2/27/2025 (b)	38,902,000	38,917,273
(SOFR + 0.30%), 5.65%, 3/21/2025 (b)	107,263,000	107,327,952
Northern Trust Co. (The) , 5.40%, 9/20/2024	25,802,000	25,802,166
Shinhan Bank (South Korea)
(SOFR + 0.55%), 5.90%, 6/9/2025 (b)	24,679,000	24,690,771
(SOFR + 0.55%), 5.90%, 6/13/2025 (b)	50,000,000	50,021,992
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 5.65%, 3/7/2025 (b)	38,571,000	38,586,789
5.38%, 3/19/2025	87,423,000	87,621,659
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	185

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.23%), 5.58%, 10/31/2024 (b)	26,011,000	26,016,453
(SOFR + 0.35%), 5.70%, 1/23/2025 (b)	61,725,000	61,762,592
(SOFR + 0.28%), 5.63%, 2/26/2025 (b)	95,628,000	95,660,596
5.39%, 3/19/2025	79,261,000	79,437,955
Toronto-Dominion Bank (The) (Canada)
5.95%, 9/13/2024	100,000,000	100,012,672
6.00%, 9/20/2024	41,785,000	41,794,631
5.33%, 3/18/2025	88,059,000	88,235,474
Wells Fargo Bank NA (SOFR + 0.60%), 5.95%, 11/4/2024 (b)	123,732,000	123,848,125
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 5.62%, 2/21/2025 (b)	173,820,000	173,915,902
5.40%, 4/9/2025	39,062,000	39,197,805
Total Certificates of Deposit (Cost $2,526,560,878)		2,528,680,319
Commercial Paper — 12.7%
American Electric Power Co., Inc.
0.00%, 9/23/2024 (a)	43,584,000	43,425,373
0.00%, 9/26/2024 (a)	25,000,000	24,897,538
ANZ New Zealand Int'l Ltd. (New Zealand) 0.00%, 10/22/2024 (a)	49,466,000	49,090,685
Banco Santander SA (Spain) 0.00%, 10/11/2024 (a)	69,900,000	69,469,742
Bank of Montreal (Canada) (SOFR + 0.55%), 5.90%, 11/5/2024 (b)	82,000,000	82,060,582
BofA Securities, Inc.
0.00%, 2/26/2025	3,500,000	3,415,125
0.00%, 5/29/2025	107,609,000	103,864,328
Brookfield Corporate Treasury Ltd. (Canada)
0.00%, 9/26/2024 (a)	79,634,000	79,297,427
0.00%, 9/27/2024 (a)	49,820,000	49,601,706
0.00%, 10/9/2024 (a)	58,000,000	57,639,541
Citigroup Global Markets, Inc. 0.00%, 6/3/2025 (a)	60,525,000	58,398,322
Coca-Cola Co. (The)
0.00%, 9/16/2024 (a)	9,882,000	9,857,414
0.00%, 11/13/2024 (a)	46,482,000	45,994,907
Credit Agricole Corporate and Investment Bank (France) 0.00%, 10/4/2024	116,606,000	116,012,789
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Paper — continued
Credit Industriel et Commercial (France) 0.00%, 2/6/2025 (a)	73,221,000	71,613,392
DNB Bank ASA (Norway)
0.00%, 2/7/2025 (a)	142,168,000	139,125,643
0.00%, 5/29/2025 (a)	98,389,000	95,024,297
EIDP, Inc. 0.00%, 12/13/2024 (a)	13,774,000	13,568,911
Enel Finance America LLC (Italy)
0.00%, 11/4/2024 (a)	16,328,000	16,168,089
0.00%, 11/18/2024 (a)	26,696,000	26,381,580
First Abu Dhabi Bank PJSC (United Arab Emirates)
0.00%, 10/8/2024 (a)	193,918,000	192,826,226
0.00%, 2/28/2025 (a)	70,000,000	68,309,992
General Motors Financial Co. Inc 0.00%, 11/27/2024 (a)	10,995,000	10,849,757
Glencore Funding LLC (Australia) 0.00%, 2/28/2025 (a)	178,194,000	173,695,058
Henkel Corp. (Germany)
0.00%, 9/10/2024 (a)	26,100,000	26,057,709
0.00%, 10/18/2024 (a)	20,796,000	20,650,575
0.00%, 10/30/2024 (a)	1,985,000	1,967,889
Henkel of America, Inc. (Germany)
0.00%, 9/30/2024 (a)	33,047,000	32,898,843
0.00%, 11/25/2024 (a)	47,595,000	47,017,824
0.00%, 11/26/2024 (a)	14,333,000	14,157,282
HSBC USA, Inc.
0.00%, 2/7/2025 (a)	30,000,000	29,335,652
0.00%, 4/24/2025 (a)	43,216,000	41,865,567
0.00%, 5/20/2025 (a)	33,408,000	32,241,382
LVMH Moet Hennessy Louis Vuitton SE (France)
0.00%, 1/3/2025 (a)	20,882,000	20,519,927
0.00%, 1/6/2025 (a)	50,000,000	49,114,737
0.00%, 3/17/2025 (a)	35,209,000	34,294,530
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 0.00%, 11/7/2024 (a)	6,955,000	6,886,535
Macquarie Bank Ltd (Australia) 0.00%, 10/22/2024 (a)	24,428,000	24,238,964
Macquarie Bank Ltd. (Australia)
0.00%, 11/20/2024 (a)	83,000,000	82,017,668
0.00%, 4/4/2025 (a)	69,803,000	67,812,847
Macquarie International Finance Ltd. (Australia) 0.00%, 1/31/2025	8,268,000	8,093,703
National Bank of Canada (Canada) 0.00%, 4/30/2025 (a)	29,000,000	28,094,010
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
NatWest Markets plc (United Kingdom)
Series G, 0.00%, 10/23/2024 (a)	40,100,000	39,788,423
Series G, 0.00%, 4/16/2025 (a)	32,993,000	32,025,797
Pfizer, Inc. 0.00%, 2/6/2025 (a)	18,382,000	17,990,395
Podium Funding Trust (Canada) (SOFR + 0.26%), 5.61%, 12/6/2024 (b)	57,500,000	57,516,807
Procter & Gamble Co. (The) 0.00%, 4/21/2025 (a)	52,681,000	51,135,218
Sempra 0.00%, 11/12/2024 (a)	94,000,000	92,964,715
Skandinaviska Enskilda Banken AB (Sweden)
0.00%, 3/3/2025 (a)	87,790,000	85,643,762
0.00%, 4/22/2025 (a)	30,000,000	29,098,873
0.00%, 4/23/2025 (a)	91,671,000	88,907,571
Societe Generale SA (France) 0.00%, 5/29/2025 (a)	69,544,000	67,145,806
Standard Chartered Bank (United Kingdom) 0.00%, 2/14/2025 (a)	85,143,000	83,223,321
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.00%, 9/25/2024 (a)	69,590,000	69,325,591
Telstra Group Ltd. (Australia)
0.00%, 9/6/2024 (a)	22,200,000	22,176,819
0.00%, 12/10/2024 (a)	52,441,000	51,653,452
Walt Disney Co. (The)
0.00%, 1/9/2025 (a)	72,030,000	70,700,998
0.00%, 1/10/2025 (a)	50,000,000	49,071,217
0.00%, 1/22/2025 (a)	100,000,000	97,994,167
Westpac Banking Corp. (Australia) 0.00%, 9/13/2024 (a)	57,366,000	57,249,271
Total Commercial Paper (Cost $3,227,737,732)		3,231,466,271
	SHARES
Investment Companies — 10.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (g) (h) (Cost $2,738,043,278)	2,738,043,278	2,738,043,278
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (g) (h)	15,707,270	15,708,841
INVESTMENTS	SHARES	VALUE($)
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (g) (h)	2,372,421	2,372,421
Total Investment of Cash Collateral from Securities Loaned (Cost $18,081,262)		18,081,262
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.9%
Wells Fargo Securities LLC, 5.78%, dated 8/30/2024, due 9/06/2024, repurchase price $240,269,733, collateralized by Collateralized Mortgage Obligations, 0.65% - 10.71%, due 7/25/2029 - 8/25/2069, Commercial Paper, 0.00%, due 9/11/2024 and Municipal Debt Securities, 0.00% - 5.00%, due 7/1/2032 - 12/1/2040 with the value of $266,377,031. (Cost $240,000,000)	240,000,000	240,000,000
Total Short-Term Investments (Cost $8,750,423,150)		8,756,271,130
Total Investments — 98.9% (Cost $25,008,881,937)		25,089,350,853
Other Assets Less Liabilities — 1.1%		286,874,268
NET ASSETS — 100.0%		25,376,225,121

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	The security or a portion of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 is $17,530,469.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	187

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	August 31, 2024

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.1% (a)
Alabama — 3.7%
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	46,810,000	46,810,000
Series 2015, Rev., 5.00%, 9/1/2024 (b)	570,000	570,000
Series A, Rev., 5.00%, 9/1/2025 (b)	100,000	102,302
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	1,290,000	1,349,033
Series A, Rev., 5.00%, 9/1/2027 (b)	60,000	64,217
Alabama Public School and College Authority Series 2020 A, Rev., 5.00%, 11/1/2025	135,000	138,906
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	310,957
Series 2014-B, Rev., 5.00%, 1/1/2027	45,000	45,139
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2025	100,000	100,124
Series 2014-A, Rev., 5.00%, 2/1/2025	35,000	35,045
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Series 2015, Rev., 5.00%, 6/1/2029	85,000	86,087
Auburn University Series 2016A, Rev., 5.00%, 6/1/2025	550,000	559,158
Birmingham Airport Authority Rev., 5.00%, 7/1/2026	20,000	20,838
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	25,118,190
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,413
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.98%, 9/6/2024 (d)	25,575,000	25,926,743
City of Hoover, Warrants GO, 2.00%, 3/1/2025	30,000	29,762
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025	45,000	45,665
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,419,929
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,058,397
County of Mobile, Warrants GO, 5.00%, 8/1/2025 (b)	25,000	25,506
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	97,998
Montgomery Water Works and Sanitary Sewer Board Series 2019-A, Rev., 5.00%, 9/1/2025	35,000	35,771
University of Alabama (The) Series 2019 A, Rev., 5.00%, 7/1/2025	50,000	50,973
Total Alabama		104,061,153
Alaska — 1.7%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.85%, 9/12/2024 (c)	29,405,000	29,405,000
Alaska Housing Finance Corp., State Capital project Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	25,000	25,117
Alaska Housing Finance Corp., State Capital Project
Series 2014D-II, Rev., 5.00%, 12/1/2024	2,800,000	2,812,125
Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	50,000	50,235
Series II 2015A, Rev., 5.00%, 6/1/2025 (b)	125,000	127,031
Alaska Municipal Bond Bank Authority
Series 2012-2, Rev., 5.00%, 9/1/2024	60,000	60,000
Series 1, Rev., 5.00%, 12/1/2024	355,000	356,367
Series 1, Rev., 5.00%, 12/1/2025	480,000	491,802
Series 3, Rev., 5.00%, 12/1/2026	55,000	57,533
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	560,000	560,000
Rev., 5.00%, 9/1/2025	325,000	331,543
Rev., 5.25%, 9/1/2026	210,000	215,092
Rev., 5.25%, 9/1/2027	1,845,000	1,889,190
Series 2015, Rev., 5.25%, 9/1/2028	3,235,000	3,308,957
Series 2015, Rev., 5.25%, 9/1/2029	815,000	833,793
Borough of North Slope Series 2020A, GO, 5.00%, 6/30/2025	330,000	335,897
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,975,000	4,998,386
Municipality of Anchorage
Series A, GO, 5.00%, 9/1/2024 (b)	130,000	130,000
Series B, GO, 5.00%, 9/1/2025	90,000	92,061
Series D, GO, 5.00%, 9/1/2025	45,000	46,031
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	189

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
State of Alaska
Series 2016 B, GO, 5.00%, 8/1/2025	35,000	35,748
Series 2023A, GO, 5.00%, 8/1/2025	80,000	81,711
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2028	20,000	20,382
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	509,286
Total Alaska		46,773,287
Arizona — 2.4%
Arizona Board of Regents
Series 2015B, Rev., 5.00%, 7/1/2025	125,000	127,382
Series 2016 A, Rev., 5.00%, 7/1/2025	115,000	117,191
Series 2015A, Rev., 5.00%, 7/1/2026	75,000	76,415
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	45,849
Arizona Health Facilities Authority, Banner Health
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.09%, 9/12/2024 (b) (d)	1,500,000	1,501,074
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.09%, 9/12/2024 (d)	7,900,000	7,778,835
Series 2015 A, Rev., 5.00%, 1/1/2025	35,000	35,225
Arizona Health Facilities Authority, Phoenix Children's Hospital Series 2013B, Rev., 5.00%, 2/1/2026	1,065,000	1,065,914
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	170,000	170,729
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	95,224
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Series 2022, Rev., 5.00%, 7/1/2026	30,000	31,203
Arizona Transportation Board Rev., GAN, 5.00%, 7/1/2025	150,000	152,859
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2025	145,000	147,764
Series 2014, Rev., 5.00%, 7/1/2025	45,000	45,077
City of Glendale
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,648
Series 2023, GO, 5.00%, 7/1/2025	25,000	25,473
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
City of Glendale Water and Sewer Series 2015, Rev., 5.00%, 7/1/2026	325,000	331,278
City of Mesa Series 2021, GO, 5.00%, 7/1/2025	25,000	25,502
City of Peoria Water and Wastewater Series 2020A, Rev., 5.00%, 7/15/2025	125,000	127,597
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	282,412
City of Phoenix Civic Improvement Corp.
Series 2020 A, Rev., 5.00%, 7/1/2025	435,000	443,483
Series A, Rev., 5.00%, 7/1/2025	205,000	208,998
Series B, Rev., 5.00%, 7/1/2025	25,000	25,488
Series B, Rev., 5.00%, 7/1/2026	230,000	240,283
Series 2015A, Rev., 5.00%, 7/1/2027	200,000	203,517
City of Tempe Series B, GO, 4.00%, 7/1/2025	75,000	75,834
City of Tucson Water System Series 2015, Rev., 5.00%, 7/1/2025	100,000	101,892
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,049,597
County of Maricopa, Sun Health Corp. Series 2005, Rev., 5.00%, 10/1/2024 (b)	195,000	195,252
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,186
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (b)	35,000	35,631
Rev., 5.00%, 7/1/2025	25,000	25,477
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (c)	350,000	350,679
Series 2016 A, Rev., 5.00%, 1/1/2025	75,000	75,481
Series 2019 D, Rev., 5.00%, 5/15/2026 (c)	2,065,000	2,132,914
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,340,000	5,507,127
Maricopa County Unified School District No. 4 Mesa
Series 2019A, GO, 5.00%, 7/1/2025	30,000	30,575
Series 2021 D, GO, 5.00%, 7/1/2025	20,000	20,400
Maricopa County Unified School District No. 4 Mesa, Project Of 2018 Series 2022 E, GO, 5.00%, 7/1/2025	40,000	40,767
Maricopa County Unified School District No. 60 Higley Series 2015, GO, AGM, 5.00%, 7/1/2025	75,000	76,357
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/12/2024 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District Series 2017A, Rev., 5.00%, 1/1/2025	40,000	40,265
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	30,000,000	30,487,374
Scottsdale Municipal Property Corp. Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,553
State of Arizona
COP, 5.00%, 10/1/2024 (b)	40,000	40,059
COP, 5.00%, 9/1/2025 (b)	160,000	163,762
COP, 5.00%, 9/1/2025	95,000	97,173
Series 2019A, COP, 5.00%, 10/1/2025 (b)	790,000	810,988
Total Arizona		66,748,763
Arkansas — 0.2%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	71,811
University of Arkansas, Various Facilities Fayetteville Series 2015A, Rev., 5.00%, 11/1/2024 (b)	6,060,000	6,076,773
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	78,101
Total Arkansas		6,226,685
California — 1.3%
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	70,739
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	40,053
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	26,084
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,121,382
California Educational Facilities Authority Series 2009C, Rev., 5.25%, 10/1/2024 (b)	25,000	25,043
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Health Facilities Financing Authority Series 2019 C, Rev., 5.00%, 10/1/2025 (b) (c)	65,000	66,587
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	375,000	376,616
California Health Facilities Financing Authority, EL Camino Hospital Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,252
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2024	75,000	75,080
California Health Facilities Financing Authority, St. Joseph Health System
Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	275,000	275,056
Series 2013 A, Rev., 5.00%, 7/1/2025	105,000	105,081
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	850,000	859,785
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,109
California Infrastructure and Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.74%, 9/12/2024 (d)	28,500,000	28,536,352
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014, Rev., AGM, 5.00%, 10/1/2024 (b)	40,000	40,057
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,164
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,141
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,065
City of San Francisco, Public Utilities Commission Water Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	30,094
City of Vernon, Electric System
Series 2021 A, Rev., 5.00%, 10/1/2024	275,000	275,296
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	204,086
Series 2021 A, Rev., 5.00%, 4/1/2026	25,000	25,750
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,532
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	51,852
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	41,560
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25,000	25,471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,036
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	111,567
Orange County Transportation Authority Rev., BAN, 5.00%, 10/15/2024 (b)	265,000	265,635
Orange County Water District Series 2021A, COP, 4.00%, 2/15/2025	175,000	175,857
Oxnard School District Series D, GO, AGM, 5.00%, 8/1/2025 (b)	20,000	20,450
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	50,071
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	335,000	339,543
San Diego Association of Governments Series 2019 A, Rev., 5.00%, 11/15/2025 (b)	30,000	30,887
San Francisco City and County Airport Commission, San Francisco International Airport Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,230
San Joaquin Hills Transportation Corridor Agency, Senior Lien Series 2014A, Rev., 5.00%, 1/15/2025 (b)	30,000	30,250
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Series 1993, Rev., Zero Coupon, 1/1/2025 (b)	120,000	118,904
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	45,370
Sonoma Valley Unified School District Series 2015A, GO, 5.00%, 8/1/2025 (b)	35,000	35,807
State of California Department of Water Resources, Central Valley Project Series AS, Rev., 5.00%, 12/1/2024 (b)	30,000	30,157
State of California, Various Purpose GO, 5.00%, 10/1/2025	1,755,000	1,800,574
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	55,626
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	30,683
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2024	25,000	25,080
Total California		35,826,014
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — 1.4%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.00%, 12/15/2024	30,000	30,067
Series 2014B, GO, 5.00%, 12/15/2024	20,000	20,119
Adams County School District No. 14 Series 2015, GO, 5.00%, 12/1/2024 (b)	20,000	20,094
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	49,956
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	90,000	90,954
City and County of Broomfield, Sales and Use Tax
Series 2017, Rev., 5.00%, 12/1/2024	40,000	40,189
Series A, Rev., 5.00%, 12/1/2024	180,000	180,266
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,105,393
Series 2024B, GO, 5.00%, 8/1/2026	955,000	1,000,616
City and County of Denver Airport System Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	82,248
City and County of Denver Pledged Excise Tax Series 2016 A, Rev., 5.00%, 8/1/2026	60,000	62,637
City and County of Denver, Airport System
Series B, Rev., 5.00%, 11/15/2024	160,000	160,615
Series 2016 A, Rev., 5.00%, 11/15/2025	80,000	82,248
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,881,312
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,105,912
City of Arvada, Sales and Use Tax Series 2019, Rev., 5.00%, 12/1/2024	45,000	45,209
City of Aurora
Series 2016, Rev., 5.00%, 8/1/2025	225,000	229,961
COP, 5.00%, 12/1/2025	40,000	41,159
COP, 5.00%, 12/1/2027	60,000	64,566
City of Colorado Springs Utilities System
Series 2020 C, Rev., 5.00%, 11/15/2024	20,000	20,080
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	360,190
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	82,329
Series 2020 C, Rev., 5.00%, 11/15/2027	20,000	21,534
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	70,000	70,322
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City of Westminster Sales and Use Tax Series 2015, Rev., 5.00%, 12/1/2024	50,000	50,230
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	590,000	619,247
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,335,702
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	582,726
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	595,000	620,762
Colorado Health Facilities Authority, Children's Hospital Colorado Project
Series C, Rev., 5.00%, 12/1/2024	75,000	75,283
Series C, Rev., 5.00%, 12/1/2026	85,000	87,993
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (c)	3,995,000	4,024,074
Series 2019A-1, Rev., 5.00%, 8/1/2025	225,000	229,298
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	353,686
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,220,852
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,300,521
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group
Series 2022A, Rev., 5.00%, 11/1/2024	210,000	210,572
Series 2022A, Rev., 5.00%, 11/1/2028	700,000	758,077
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	356,624
Series 2016, Rev., 4.00%, 5/15/2026 (b)	70,000	71,325
Series 2016, Rev., 5.00%, 5/15/2026 (b)	65,000	67,301
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	208,851
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,217,804
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	250,000	253,782
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	37,252
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2020, COP, 5.00%, 9/1/2024	140,000	140,000
Series 2014A, COP, 5.00%, 11/1/2025	315,000	323,675
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	408,127
COP, 5.00%, 12/15/2029	350,000	386,293
County of Adams COP, 5.00%, 12/1/2025	250,000	257,086
County of Boulder, Flood Reconstruction Project Series 2021A, COP, 5.00%, 12/1/2024	125,000	125,609
County of El Paso Series 2020, COP, 5.00%, 12/1/2024	50,000	50,244
Denver City and County School District No. 1
Series 2017A, COP, 5.00%, 12/1/2024	25,000	25,112
Series 2022 A, GO, 5.00%, 12/1/2024	35,000	35,171
E-470 Public Highway Authority Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	78,445
El Paso County School District No. 38 Lewis-Palmer Series 2012, GO, 5.00%, 12/1/2024	375,000	376,817
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2024	40,000	40,210
Series 2017 A, COP, 5.00%, 12/15/2024	25,000	25,131
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,760
Larimer County School District No. R-1 Poudre Series 2018, GO, 5.00%, 12/15/2024	170,000	170,925
Mesa County Valley School District No. 51 Grand Junction Series 2011, GO, 5.00%, 12/1/2024	40,000	40,184
Platte River Power Authority Series JJ, Rev., 5.00%, 6/1/2025	20,000	20,334
Regional Transportation District
COP, 5.00%, 6/1/2025	20,000	20,326
Series 2015 A, COP, 5.00%, 6/1/2026	205,000	208,160
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2025	205,000	207,947
Series 2020A, Rev., 5.00%, 7/15/2026	550,000	567,673
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	193

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2024	475,000	477,770
Series 2022, COP, 6.00%, 12/15/2024	60,000	60,517
Series 2020A, COP, 5.00%, 9/1/2025	60,000	61,444
Series 2018 A, COP, 5.00%, 12/15/2025	20,000	20,623
Series 2018L, COP, 5.00%, 3/15/2027	105,000	110,991
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	25,397
University of Colorado
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2025	315,000	320,315
Series 2016 B-1, Rev., 5.00%, 6/1/2025	30,000	30,488
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	114,488
Series 2017A-2, Rev., 5.00%, 6/1/2028	25,000	27,184
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,499
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,074,705
Weld County School District No. RE-4 Series 2015, GO, 4.00%, 12/1/2024	45,000	45,099
Total Colorado		39,462,687
Connecticut — 0.7%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	11,600,000	11,610,476
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,005
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017 C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	64,927
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 9/27/2024	100,000	100,104
State of Connecticut
Series 2014E, GO, 4.00%, 11/6/2024	75,000	75,110
Series F, GO, 5.00%, 11/15/2024	25,000	25,100
Series 2014C, GO, 5.00%, 6/15/2025	150,000	152,715
Series 2016 D, GO, 5.00%, 8/15/2025	100,000	102,278
Series 2022E, GO, 5.00%, 11/15/2028	35,000	38,450
Series 2019 A, GO, 5.00%, 4/15/2029	500,000	553,867
State of Connecticut Special Tax
Series A, Rev., 5.00%, 8/1/2025	75,000	76,617
Series A, Rev., 5.00%, 9/1/2025	250,000	255,991
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	257,001
Series 2021 A, Rev., 5.00%, 5/1/2026	20,000	20,807
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Series 2022A, Rev., 5.00%, 7/1/2026	25,000	26,107
Series B, Rev., 5.00%, 8/1/2026	40,000	40,836
Series 2018 B, Rev., 5.00%, 10/1/2026	40,000	41,993
Series A, Rev., 5.00%, 9/1/2029	60,000	62,490
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 3.83%, 9/12/2024 (d)	175,000	175,381
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2018 B, Rev., 5.00%, 10/1/2024	115,000	115,169
Series 2018C, Rev., 5.00%, 10/1/2024	85,000	85,125
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	6,500,000	6,524,559
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,236
Total Connecticut		20,550,344
Delaware — 0.1%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	699,908
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,054,728
State of Delaware Series 2023 B, GO, 5.00%, 8/1/2025	45,000	46,036
University of Delaware
Series 2015, Rev., 5.00%, 5/1/2025 (b)	125,000	126,738
Series 2019, Rev., 5.00%, 11/1/2025	100,000	102,811
Total Delaware		2,030,221
District of Columbia — 1.5%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2025	385,000	391,551
Series 2015A, GO, 5.00%, 6/1/2025 (b)	220,000	223,411
Series D, GO, 5.00%, 6/1/2025	850,000	864,462
Series E, GO, 5.00%, 6/1/2025	30,000	30,510
Series 2019 A, GO, 5.00%, 10/15/2025	60,000	61,621
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,919
Series 2023 B, GO, 5.00%, 6/1/2026	25,000	26,063
Series D, GO, 5.00%, 6/1/2026	25,000	26,063
Series 2015A, GO, 5.00%, 6/1/2027	65,000	66,054
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,118,241
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	5,900,000	6,028,930
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,550,000	4,565,888
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2025	350,000	359,122
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	58,008
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2026	90,000	92,057
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	210,000	213,919
Series 2015, Rev., 5.00%, 7/15/2027	230,000	235,962
Series 2015, Rev., 5.00%, 7/15/2028	265,000	271,353
Series 2015, Rev., 5.00%, 7/15/2029	100,000	102,446
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2024	320,000	320,434
Series 2020, Rev., 5.00%, 12/1/2028	45,000	49,136
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	25,037
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.82%, 9/12/2024 (c)	20,100,000	20,100,000
Series B, Rev., 5.00%, 10/1/2024	25,000	25,037
Series 2014A, Rev., AMT, 5.00%, 10/8/2024	365,000	365,591
Series 2019 B, Rev., 5.00%, 10/1/2026	30,000	31,476
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,445,308
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	2,780,000	2,772,484
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., AGC, 6.50%, 10/1/2026 (b)	25,000	26,950
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2025	70,000	71,294
Series 2018, Rev., 5.00%, 7/1/2025	25,000	25,462
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,857
Series A-1, Rev., 5.00%, 7/1/2026	280,000	291,991
Series A-1, Rev., 5.00%, 7/1/2027	50,000	53,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated
Series 2020A, Rev., 5.00%, 7/15/2025	20,000	20,406
Series 2021 A, Rev., 5.00%, 7/15/2026	30,000	31,335
Total District of Columbia		41,437,558
Florida — 5.9%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	20,000	21,249
Brevard County School District
Series 2014, COP, 5.00%, 10/8/2024	425,000	425,729
Series C, COP, 5.00%, 7/1/2026	75,000	76,340
Broward County Series B, Rev., 5.00%, 10/1/2024	25,000	25,031
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2025 (e)	340,000	338,074
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	170,000	173,069
Series 2016 B, Rev., 5.00%, 7/1/2026	95,000	98,978
Series 2019B, Rev., 5.00%, 7/1/2026	25,000	26,047
Series 2016 B, Rev., 5.00%, 7/1/2027	355,000	368,533
Series 2016 B, Rev., 5.00%, 7/1/2028	600,000	621,894
Series 2017, Rev., 5.00%, 7/1/2029	50,000	52,861
Series 2019 B, Rev., 5.00%, 7/1/2029	75,000	82,989
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	101,553
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029	50,000	50,067
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2024	875,000	876,189
Series 2017 A, Rev., 5.00%, 10/1/2028	1,000,000	1,063,664
City of Jacksonville
Series A, Rev., 5.00%, 10/1/2024	80,000	80,106
Series B, Rev., 5.00%, 10/1/2024 (b)	100,000	100,133
Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,611
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	76,834
Series 2023 A, Rev., 5.00%, 10/1/2025	100,000	102,445
Series B, Rev., 5.00%, 10/1/2025 (b)	130,000	133,104
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,440
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.84%, 9/12/2024 (c)	18,600,000	18,600,000
City of Lakeland Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,600
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2026	270,000	278,859
City of Orlando Series 2016 B, Rev., 5.00%, 10/1/2025	25,000	25,598
City of Orlando, Capital Improvement
Series 2016B, Rev., 5.00%, 10/1/2024	125,000	125,167
Series 2018 B, Rev., 5.00%, 10/1/2024	35,000	35,047
City of Port St. Lucie Series 2016, Rev., 5.00%, 9/1/2024 (b)	50,000	50,000
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	45,000	47,655
City of St. Petersburg Public Utility
Series 2018, Rev., 5.00%, 10/1/2024	125,000	125,181
Series 2019 A, Rev., 5.00%, 10/1/2024	100,000	100,145
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	70,000	71,794
Series 2020, Rev., 5.00%, 10/1/2027	85,000	91,297
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2024	430,000	430,472
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,285
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,095
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	35,051
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	125,000	128,280
County of Lee
Series 2015, Rev., 5.00%, 10/1/2024	200,000	200,278
Series 2015, Rev., 5.00%, 10/1/2025	65,000	66,603
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	25,035
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2024	1,520,000	1,521,728
Series 2014, Rev., AGM, 5.00%, 10/1/2027	2,550,000	2,553,365
County of Lee, Water and Sewer Series A, Rev., 5.00%, 10/1/2024	145,000	145,196
County of Manatee Series 2022, Rev., 5.00%, 10/1/2024	400,000	400,645
County of Manatee, Transportation Project Series 2019, Rev., 5.00%, 10/1/2024	50,000	50,081
County of Miami-Dade
Series 2016, Rev., 5.00%, 10/1/2024	330,000	330,454
Series 2013-A, GO, 5.00%, 7/1/2025	85,000	86,569
Series 2016 A, GO, 5.00%, 7/1/2025	75,000	76,385
Series 2016 B, Rev., 5.00%, 4/1/2026	195,000	202,089
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2017A, Rev., 5.00%, 4/1/2026	40,000	41,454
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	181,099
Series 2016 B, Rev., 5.00%, 4/1/2028	20,000	20,662
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	585,000	585,842
Series B, Rev., 5.00%, 10/1/2024	400,000	400,555
Series 2020 A, Rev., 5.00%, 10/1/2025	335,000	343,483
Series A, Rev., 5.00%, 10/1/2025	320,000	327,793
Series B, Rev., 5.00%, 10/1/2026	340,000	347,797
Series A, Rev., 5.00%, 10/1/2027	165,000	171,958
Series A, Rev., 5.00%, 10/1/2028	235,000	244,435
Series A, Rev., 5.00%, 10/1/2029	20,000	20,754
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,425
Series 2015-D, GO, 5.00%, 7/1/2026	45,000	46,901
Series 2015-D, GO, 5.00%, 7/1/2028	55,000	57,030
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	80,000	81,207
Rev., 5.00%, 7/1/2026	225,000	228,631
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2024	430,000	430,608
Series 2015, Rev., 5.00%, 10/1/2025	125,000	128,123
Series 2015, Rev., 5.00%, 10/1/2026	125,000	128,042
Series 2017 B, Rev., 5.00%, 10/1/2027	45,000	48,237
County of Polk Utility System Series 2013, Rev., 5.00%, 10/1/2024	65,000	65,096
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025	55,000	56,433
County of St. Lucie Series 2017, Rev., 5.00%, 10/1/2024	25,000	25,032
County of St. Lucie, Power and Light Co., Project Rev., VRDO, 3.15%, 9/3/2024 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2025	400,000	407,386
Series 2022A, COP, AGM, 5.00%, 7/1/2026	340,000	354,423
Series 2015B, COP, 5.00%, 7/1/2027	20,000	20,360
Series 2022A, COP, AGM, 5.00%, 7/1/2028	55,000	59,523
Series 2022 A, COP, AGM, 5.00%, 7/1/2029	40,000	43,994
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	365,000	376,531
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Department of Environmental Protection
Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,890
Series 2017 A, Rev., 5.00%, 7/1/2025	105,000	106,941
Series 2015A, Rev., 5.00%, 7/1/2026	150,000	152,943
Series 2017 A, Rev., 5.00%, 7/1/2026	100,000	104,155
Series 2018A, Rev., 5.00%, 7/1/2026	220,000	229,141
Series 2019 B, Rev., 5.00%, 7/1/2026	195,000	203,102
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	750,372
Series 2017A, Rev., 5.00%, 7/1/2028	175,000	190,254
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	27,179
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2024	675,000	675,000
Series 2018A, COP, 5.00%, 11/1/2024	210,000	210,621
Series 2015A, COP, 5.00%, 8/1/2025	260,000	265,300
Series 2017A, Rev., 5.00%, 9/1/2025	75,000	76,699
Series 2018A, COP, 5.00%, 11/1/2026	100,000	104,942
Series 2018 A, COP, 5.00%, 11/1/2027	90,000	96,500
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.84%, 9/12/2024 (c)	9,325,000	9,325,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	99,761
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,776,402
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,680,000	2,705,962
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	1,395,000	1,396,788
Series 2015B, Rev., 5.00%, 10/1/2025	600,000	613,910
Series 2017A, Rev., 5.00%, 10/1/2025	340,000	347,882
Series 2015B, Rev., 5.00%, 10/1/2026	815,000	832,270
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	710,627
Series 2017 A, Rev., 5.00%, 10/1/2026	50,000	52,252
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	177,235
Series 2017 A, Rev., 5.00%, 10/1/2027	150,000	159,326
Series 2018A, Rev., 4.00%, 10/1/2028	115,000	118,637
Series 2015B, Rev., 5.00%, 10/1/2028	1,000,000	1,020,869
Series 2016A, Rev., 5.00%, 10/1/2028	1,640,000	1,709,120
Series 2016A, Rev., 5.00%, 10/1/2029	70,000	72,835
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Fort Pierce Utilities Authority Series 2022A, Rev., AGM, 5.00%, 10/1/2027	175,000	186,358
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,904
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2025 (b)	300,000	304,985
Hillsborough County Aviation Authority Series 2015-B, Rev., 5.00%, 10/1/2024 (b)	25,000	25,036
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,154,038
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (f)	5,600,000	6,197,608
Hillsborough County, Aviation Authority, Tampa International Airport Series 2015B, Rev., 5.00%, 10/1/2024 (b)	5,160,000	5,167,491
JEA Electric System
Series 2020 A, Rev., 5.00%, 10/1/2028	145,000	157,955
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	79,547
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (c)	12,700,000	12,700,000
Series 2017A, Rev., 5.00%, 10/1/2024	100,000	100,132
Series 2017 A, Rev., 5.00%, 10/1/2025	25,000	25,643
Lee County School Board (The)
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,033
Series 2019A, COP, 5.00%, 8/1/2026	215,000	224,304
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	100,000	101,113
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	577,008
Miami-Dade County Expressway Authority
Series 2014 A, Rev., 5.00%, 7/1/2027	375,000	375,436
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,055
Series 2016A, Rev., 5.00%, 7/1/2028	120,000	124,075
Series 2014 A, Rev., 5.00%, 7/1/2029	150,000	150,172
Miami-Dade County Expressway Authority, Toll System Series 2016 A, Rev., 5.00%, 7/1/2029	25,000	25,822
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,282,229
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,975,000	5,070,789
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Orange County Convention Center
Series 2016 B, Rev., 5.00%, 10/1/2026	60,000	62,814
Series 2017, Rev., 5.00%, 10/1/2028	35,000	38,070
Orange County Health Facilities Authority, Orland Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2029	55,000	60,830
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,060,000	1,084,790
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	104,511
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	59,766
Orange County School Board
Series 2015C, COP, 5.00%, 8/1/2025 (b)	355,000	362,347
Series 2015D, COP, 5.00%, 8/1/2025	60,000	61,260
Series 2015D, COP, 5.00%, 8/1/2025 (b)	610,000	622,902
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,047,217
Series 2017B, COP, 5.00%, 8/1/2026	175,000	182,706
Series 2016B, COP, 5.00%, 8/1/2027	40,000	41,625
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	75,000	76,850
Series 2018 A, Rev., 5.00%, 10/1/2025	435,000	445,729
Series 2020A, Rev., 5.00%, 10/1/2026	40,000	41,967
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	53,643
Orlando Utilities Commission, Utility System
Series 2013A, Rev., 5.00%, 10/1/2024	360,000	360,515
Series 2013A, Rev., 5.00%, 10/1/2025	590,000	604,552
Palm Beach County Health Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	85,000	85,347
Palm Beach County School District
Series 2014B, COP, 5.00%, 8/1/2025	125,000	127,625
Series 2015B, COP, 5.00%, 8/1/2025	45,000	45,945
Series 2017B, COP, 5.00%, 8/1/2025	180,000	183,780
Series 2018 A, COP, 5.00%, 8/1/2025	255,000	260,355
Series 2015B, COP, 5.00%, 8/1/2027	50,000	50,904
Series 2015D, COP, 5.00%, 8/1/2027	115,000	117,079
Series 2015B, COP, 5.00%, 8/1/2028	30,000	30,529
Series 2018B, COP, 5.00%, 8/1/2028	115,000	125,189
Pasco County School Board
Series 2013, Rev., 5.00%, 10/1/2024	520,000	520,703
Series 2022A, COP, 5.00%, 8/1/2025	1,690,000	1,722,725
Series 2022A, COP, 5.00%, 8/1/2027	90,000	95,660
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	255,000	256,526
Series 2019, Rev., 5.00%, 10/1/2025	370,000	379,644
Polk County School District, Sales Tax Rev., 5.00%, 10/1/2024	155,000	155,219
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2024	170,000	170,433
Series 2015D, COP, 5.00%, 2/1/2025	945,000	951,818
Series 2015A, COP, 5.00%, 5/1/2025	480,000	485,926
Series 2015C, COP, 5.00%, 5/1/2025	580,000	587,160
Series 2014D, COP, 5.00%, 11/1/2025	585,000	586,851
Series 2015D, COP, 5.00%, 2/1/2026	1,185,000	1,219,111
Series 2015A, COP, 5.00%, 5/1/2026	295,000	299,101
Series 2015A, COP, 5.00%, 7/1/2026	535,000	543,765
Series 2016 B, COP, 5.00%, 8/1/2026	25,000	25,982
Series 2014D, COP, 5.00%, 11/1/2026	275,000	275,774
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,455,671
Series 2015A, COP, AGM, 5.00%, 5/1/2027	330,000	334,599
Series 2015B, COP, 5.00%, 5/1/2027	95,000	96,130
Series 2016B, COP, 5.00%, 8/1/2027	95,000	98,006
Series 2015 D, COP, 5.00%, 2/1/2028	40,000	40,933
Series 2015A, COP, 5.00%, 5/1/2028	110,000	111,338
Series 2015D, COP, 5.00%, 5/1/2028	625,000	632,600
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2025	80,000	81,444
Series 2015B, COP, 5.00%, 7/1/2025	335,000	341,047
Series C, COP, 5.00%, 7/1/2025	45,000	45,812
Series A, COP, 5.00%, 7/1/2026	40,000	41,668
Series C, COP, 5.00%, 7/1/2026	20,000	20,834
Series 2015B, COP, 5.00%, 7/1/2027	150,000	152,699
Series A, COP, 5.00%, 7/1/2027	1,050,000	1,089,521
Series B, COP, 5.00%, 7/1/2027	375,000	389,115
Series 2015A, COP, 5.00%, 7/1/2028	570,000	579,976
Series 2015A, COP, AGM, 5.00%, 7/1/2028	460,000	468,165
Series A, COP, 5.00%, 7/1/2028	350,000	362,477
Series 2015A, COP, 5.00%, 7/1/2029	35,000	35,549
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	215,000	219,521
South Florida Water Management District
Series 2015, COP, 5.00%, 10/1/2024	570,000	570,802
COP, 5.00%, 10/1/2025	55,000	56,368
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	70,000	70,093
State of Florida Board of Education, Public Education Capital Outlay
Series 2016 E, GO, 5.00%, 6/1/2025	185,000	188,151
Series 2017 C, GO, 5.00%, 6/1/2025	45,000	45,766
Series 2023 A, GO, 5.00%, 6/1/2025	60,000	61,022
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,057
Series 2023A, GO, 5.00%, 6/1/2026	155,000	161,598
Series 2021 B, GO, 5.00%, 7/1/2026	50,000	52,169
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,016,411
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2025	25,000	25,456
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	41,618
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	47,874
Series 2021 A, Rev., 5.00%, 7/1/2027	60,000	63,833
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	27,141
State of Florida Department of Transportation Turnpike System
Series 2018 A, Rev., 5.00%, 7/1/2025	20,000	20,383
Series 2019 A, Rev., 5.00%, 7/1/2025	30,000	30,574
Series 2021B, Rev., 5.00%, 7/1/2025	400,000	407,658
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,851
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	26,107
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	177,044
State of Florida Lottery
Series 2016 A, Rev., 5.00%, 7/1/2025	90,000	91,678
Series 2017 A, Rev., 5.00%, 7/1/2028	45,000	48,991
State of Florida, Public Education Capital Outlay
Series 2015 A, GO, 5.00%, 6/1/2025	210,000	210,322
Series 2016 B, GO, 5.00%, 6/1/2025	475,000	483,089
Series 2017 C, GO, 5.00%, 6/1/2026	20,000	20,851
Series 2015 F, GO, 5.00%, 6/1/2027	60,000	61,021
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	70,002
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	40,000	40,978
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2025	240,000	241,444
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	180,000	184,711
Volusia County School Board, Master Lease Program Series 2021A, COP, 5.00%, 8/1/2025	150,000	153,150
Total Florida		164,861,919
Georgia — 0.3%
Athens-Clarke County GA Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2025	50,000	50,334
City of Atlanta
Series 2015, GO, 4.50%, 12/1/2024 (b)	70,000	70,245
Series 2022 A1, GO, 5.00%, 12/1/2024	315,000	316,561
City of Atlanta Department of Aviation Series 2020A, Rev., 5.00%, 7/1/2025	35,000	35,647
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35,000	35,544
Series 2015, Rev., 5.00%, 11/1/2025	35,000	35,537
Series 2004, Rev., AGM, 5.75%, 11/1/2025	20,000	20,707
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,350,000	1,480,994
City of Atlanta, Public Improvement GO, 4.75%, 12/1/2024 (b)	55,000	55,225
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2026	25,000	25,373
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2025	500,000	505,681
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	240,505
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	135,000	140,623
County of DeKalb Series 2006 B, Rev., 5.25%, 10/1/2025	20,000	20,587
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	41,236
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	102,811
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,267,827
Dougherty County School District Series 2021, GO, 5.00%, 12/1/2024	110,000	110,537
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Floyd County Hospital Authority, Floyd Medical Center Project Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,836
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	330,000	333,625
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	62,502
Henry County School District Series 2016, GO, 5.00%, 8/1/2025	25,000	25,523
Metropolitan Atlanta Rapid Transit Authority Series 2023B, Rev., 5.00%, 7/1/2025	20,000	20,389
Municipal Electric Authority of Georgia Project Series 2016 A, Rev., 5.00%, 1/1/2026	65,000	66,836
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	50,461
Private Colleges and Universities Authority, Emory University
Series B, Rev., 5.00%, 10/1/2024	50,000	50,067
Series 2020 B, Rev., 5.00%, 9/1/2025	170,000	173,768
Series 2019 A, Rev., 5.00%, 9/1/2026	25,000	26,206
Richmond County Board of Education Series 2021, GO, 5.00%, 10/1/2024	430,000	430,540
State of Georgia
Series 2017A, GO, 5.00%, 2/1/2025	25,000	25,231
Series 2020 A, GO, 5.00%, 8/1/2025	160,000	163,611
Series 2016 E, GO, 5.00%, 12/1/2025	65,000	67,042
Series 2018 A, GO, 5.00%, 7/1/2026	55,000	57,486
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,805
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	51,125
Total Georgia		8,207,027
Hawaii — 0.1%
City and County of Honolulu
Series E, GO, 4.00%, 9/1/2024	20,000	20,000
Series C, GO, 5.00%, 10/1/2024	25,000	25,037
Series A, GO, 5.00%, 9/1/2025	25,000	25,590
Series A, GO, 5.00%, 10/1/2025	20,000	20,512
Series 2012C, GO, 3.00%, 11/1/2025	175,000	175,016
City and County of Honolulu, Rail Transit Project
Series 2019 A, GO, 5.00%, 9/1/2025	145,000	148,422
Series 2020 B, GO, 5.00%, 3/1/2026	25,000	25,892
City and County of Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2025	100,000	101,892
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,964
State of Hawaii
Series FG, GO, 5.00%, 10/1/2024	645,000	645,914
Series FH, GO, 5.00%, 10/1/2024	495,000	495,701
GO, 5.00%, 10/1/2025	55,000	56,435
Series EZ, GO, 5.00%, 10/1/2025	85,000	87,217
Series FG, GO, 5.00%, 10/1/2025	25,000	25,652
Series FN, GO, 5.00%, 10/1/2025	25,000	25,652
Series ET, GO, 5.00%, 10/1/2028	25,000	25,579
Series 2016 FB, GO, 4.00%, 4/1/2029	125,000	127,247
Series EO, GO, 5.00%, 8/1/2029	40,000	40,062
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	36,368
University of Hawaii Series 2020 D, Rev., 5.00%, 10/1/2024	310,000	310,431
Total Hawaii		2,459,583
Idaho — 0.4%
Ada & Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,569,272
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	96,730
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	245,000	249,490
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	72,881
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 3.10%, 9/12/2024 (c)	1,210,000	1,210,000
Twin Falls County School District No. 411 Twin Falls
Series A, GO, 4.25%, 9/15/2024 (b)	4,025,000	4,026,437
Series A, GO, 4.50%, 9/15/2024 (b)	2,235,000	2,235,981
Total Idaho		10,460,791
Illinois — 3.9%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,155
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	275,794
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago Midway International Airport, Senior Lien Series 2023 B, Rev., 5.00%, 1/1/2025	130,000	130,838
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	130,000	130,771
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2025	185,000	186,181
Series C, Rev., 5.00%, 1/1/2025	95,000	95,606
Series E, Rev., 5.00%, 1/1/2025	65,000	65,415
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	41,214
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	221,527
Series B, Rev., 5.00%, 1/1/2026	235,000	236,301
Series E, Rev., 5.00%, 1/1/2026	225,000	231,830
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	31,605
Series A, Rev., 5.00%, 1/1/2027	70,000	73,745
Series C, Rev., 5.00%, 1/1/2027	265,000	272,276
Series B, Rev., 5.00%, 1/1/2028	805,000	809,279
Series C, Rev., 5.00%, 1/1/2028	750,000	769,135
Series C, Rev., 5.00%, 1/1/2028	60,000	62,825
Series E, Rev., 5.25%, 1/1/2028	125,000	131,757
Series C, Rev., 5.00%, 1/1/2029	180,000	184,308
Chicago O'Hare International Airport, Passenger Facility Charge Series 2012B, Rev., AMT, 4.00%, 1/1/2029	900,000	899,987
City of Aurora Series 2023 A, GO, 5.00%, 12/30/2024	50,000	50,281
City of Chicago
Series 2002, Rev., 5.00%, 1/1/2025 (b)	75,000	75,488
Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,632,139
City of Chicago Wastewater Transmission Series 2008C, Rev., 5.00%, 1/1/2025 (b)	35,000	35,228
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	2,150,000	2,163,977
City of Decatur
GO, 4.00%, 3/1/2025	195,000	195,860
GO, 4.00%, 3/1/2026	340,000	346,038
GO, 4.00%, 3/1/2027	200,000	205,861
City of Springfield, Electric System, Senior Lien
Series 2015, Rev., 5.00%, 3/1/2025	130,000	131,091
Rev., 5.00%, 3/1/2027	35,000	35,325
Rev., 5.00%, 3/1/2028	60,000	60,575
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	401,734
County of Cook
Series 2022A, GO, 5.00%, 11/15/2024	1,250,000	1,253,858
Series 2021 A, GO, 5.00%, 11/15/2025	75,000	76,773
Series 2022 A, GO, 5.00%, 11/15/2025	370,000	379,410
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,957
Series 2016 A, GO, 5.00%, 11/15/2027	45,000	46,899
Series 2021A, GO, 5.00%, 11/15/2028	110,000	119,713
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	120,000	123,334
Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2024	190,000	190,523
Du Page Cook & Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	618,519
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	75,000	75,100
Illinois Finance Authority Series 2019, Rev., 5.00%, 1/1/2026	285,000	294,185
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2016, Rev., 4.00%, 7/1/2025	20,000	20,224
Series 2020, Rev., 5.00%, 1/1/2026	40,000	41,289
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2017 A, Rev., 5.00%, 1/1/2027 (b)	215,000	225,982
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025	50,000	50,903
Series 2017A, Rev., 5.00%, 7/15/2028	20,000	21,452
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	82,184
Illinois Finance Authority, OSF Healthcare System
Series 2015A, Rev., 5.00%, 11/15/2024	140,000	140,391
Series 2020 B-1, Rev., 5.00%, 11/15/2024 (c)	2,660,000	2,661,427
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.54%, 9/12/2024 (d)	5,790,000	5,708,914
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2028	495,000	520,614
Illinois Finance Authority, Riverside Health System Rev., 5.00%, 11/15/2024	1,680,000	1,682,329
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	860,000	862,573
Series 2015A, Rev., 5.00%, 11/15/2025	605,000	613,197
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	187,310
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	177,091
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 4.00%, 1/1/2025	20,000	20,072
Series 2017, Rev., 5.00%, 7/1/2025	295,000	300,696
Series 2016, Rev., 4.00%, 7/1/2026	60,000	61,061
Series 2019, Rev., 5.00%, 7/1/2026	80,000	83,572
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,527
Series 2017, Rev., 5.00%, 7/1/2027	150,000	157,219
Series 2016, Rev., 5.00%, 1/1/2028	345,000	354,403
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	369,135
Series 2016 A, Rev., 5.25%, 8/15/2026 (b)	60,000	62,671
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2025	85,000	86,549
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	222,787
Series 2021A, Rev., 5.00%, 8/15/2028	270,000	291,747
Illinois Finance Authority, University of Chicago
Series 2014A, Rev., 5.00%, 10/1/2024	65,000	65,089
Series 2014A, Rev., 5.00%, 10/1/2024 (b)	90,000	90,124
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	27,630,164
Series 2020 A, Rev., 5.00%, 4/1/2026	25,000	25,956
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,935,000	2,949,310
Illinois Municipal Electric Agency
Series 2015A, Rev., 5.00%, 2/1/2028	25,000	25,399
Series 2015A, Rev., 5.00%, 2/1/2029	55,000	55,874
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	1,070,000	1,077,466
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2015A, Rev., 5.00%, 2/1/2026	355,000	361,617
Illinois State Toll Highway Authority
Series 2018 A, Rev., 5.00%, 1/1/2025	35,000	35,232
Series 2019 B, Rev., 5.00%, 1/1/2025	50,000	50,331
Series 2019 C, Rev., 5.00%, 1/1/2025	65,000	65,430
Series 2018 A, Rev., 5.00%, 1/1/2026	60,000	61,942
Series 2019 B, Rev., 5.00%, 1/1/2026	160,000	165,178
Series 2018 A, Rev., 5.00%, 1/1/2028	180,000	194,048
Series 2019C, Rev., 5.00%, 1/1/2028	55,000	59,293
Kankakee & Will Counties Community Unit School District No. 5 Series 2015, GO, 4.00%, 5/1/2025	100,000	100,017
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington Series 2022, GO, 5.00%, 12/1/2024	170,000	170,816
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	336,518
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	45,000	47,193
Series 2016 A, Rev., 5.00%, 12/1/2029	50,000	52,338
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	1,360,000	1,379,067
Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,220,000	1,263,334
Regional Transportation Authority
Series 2017 A, Rev., 5.00%, 7/1/2025	275,000	279,982
Series 2003 A, Rev., NATL - RE, 5.50%, 7/1/2025	80,000	81,774
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2024	110,000	110,145
Series 2017D, GO, 5.00%, 11/1/2024	70,000	70,183
Series 2021A, GO, 5.00%, 3/1/2025	85,000	85,794
Series 2022B, GO, 5.00%, 3/1/2025	1,470,000	1,483,737
Series 2014, GO, 5.00%, 5/1/2025	2,165,000	2,167,838
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,727
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,831
Series 2020D, GO, 5.00%, 10/1/2025	75,000	76,567
Series 2017D, GO, 5.00%, 11/1/2025	4,050,000	4,142,532
Series 2017A, GO, 5.00%, 12/1/2025	250,000	256,055
GO, 5.00%, 2/1/2026	25,000	25,691
Series 2014, GO, 5.00%, 2/1/2026	2,000,000	2,002,631
Series 2021A, GO, 5.00%, 3/1/2026	150,000	154,358
Series 2022A, GO, 5.00%, 3/1/2026	20,000	20,584
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	605,057
Series 2018B, GO, 5.00%, 10/1/2026	225,000	234,260
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,358,707
Series 2017D, GO, 5.00%, 11/1/2026	19,800,000	20,647,684
Series 2019 A, GO, 5.00%, 11/1/2026	80,000	83,423
Series 2016, GO, 5.00%, 2/1/2027	825,000	864,017
Series 2022A, GO, 5.00%, 3/1/2027	50,000	52,448
Series 2021 C, GO, 4.00%, 3/1/2028	175,000	180,689
Series 2023D, GO, 5.00%, 7/1/2028	75,000	80,632
Series 2020B, GO, 5.00%, 10/1/2028	175,000	188,940
Series 2017D, GO, 5.00%, 11/1/2028	510,000	541,855
Series 2021A, GO, 5.00%, 12/1/2028	50,000	54,124
Series 2018A, GO, 5.00%, 5/1/2029	125,000	133,913
Series 2021A, GO, 5.00%, 12/1/2029	65,000	71,392
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,867,705
Series 2021 A, Rev., 4.00%, 6/15/2028	20,000	20,590
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	56,905
Tender Option Bond Trust Receipts/ Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/12/2024 (c) (e)	1,840,000	1,840,000
Village of Midlothian GO, AGM, 4.00%, 1/1/2025	40,000	40,085
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	350,917
Will County Forest Preserve District GO, 5.00%, 12/15/2024	140,000	140,755
Total Illinois		107,246,999
Indiana — 0.7%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 6/1/2025	1,900,000	1,907,325
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,603
City of Indianapolis Department of Public Utilities Gas Utility, Second Lien Series 2017 A, Rev., 5.00%, 8/15/2025	125,000	127,605
City of Indianapolis, Department of Public Utilities Water System
Series 2018 A, Rev., 5.00%, 10/1/2025	25,000	25,597
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	26,213
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (c)	2,900,000	2,965,531
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,100
Danville Multi-School Building Corp. Rev., BAN, 4.50%, 12/15/2024	6,300,000	6,319,479
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	45,000	46,246
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2024	165,000	165,798
Series 2016 C, Rev., 5.00%, 6/1/2027	180,000	189,276
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	160,000	166,354
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	125,000	125,175
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	71,736
Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	21,370
Indiana Finance Authority, Deaconess Health System
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	90,000	90,493
Series 2016 A, Rev., 4.00%, 9/1/2026 (b)	95,000	97,420
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2024	445,000	446,235
Series 2017 B, Rev., 5.00%, 11/1/2026	100,000	104,581
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	57,947
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2014 A, Rev., 5.00%, 12/1/2024	30,000	30,119
Series 2019C, Rev., 5.00%, 12/1/2024	1,040,000	1,044,028
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	3,775,000	3,732,842
Indiana Finance Authority, State Revolving Program
Series 2017 C, Rev., 5.00%, 2/1/2026	215,000	222,374
Series 2019 A, Rev., 5.00%, 2/1/2026	45,000	46,543
Series D, Rev., 5.00%, 8/1/2026 (b)	65,000	67,908
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,417
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2025	20,000	20,120
Series 2016 C, Rev., 5.00%, 1/1/2025	115,000	115,693
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,144
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	254,335
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	1,011,794
Series 2016 C, Rev., 5.00%, 1/1/2029	80,000	83,092
Indiana University Series 2016 A, Rev., 5.00%, 6/1/2028	20,000	20,805
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2025	190,000	193,230
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025	100,000	100,003
IPS Multi-School Building Corp., First Mortgage Series 2015, Rev., 5.00%, 7/15/2026	20,000	20,148
Ivy Tech Community College of Indiana, Student Fee Series W, Rev., 5.00%, 7/1/2025	205,000	208,787
Jackson County Building Corp. Rev., 2.00%, 1/15/2025	125,000	124,206
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,116
Purdue University
Series 2016 CC, Rev., 5.00%, 7/1/2026	30,000	31,279
Series EE, Rev., 5.00%, 7/1/2026	60,000	62,557
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	40,129
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,140
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 1/15/2025	40,000	40,107
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,337
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	111,583
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,576
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	24,694
Total Indiana		20,853,190
Iowa — 1.7%
Iowa Finance Authority Series 2015, Rev., 5.00%, 8/1/2025	70,000	71,465
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.95%, 9/12/2024 (c)	21,600,000	21,600,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — continued
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,596
State of Iowa, Ijobs Program
Series 2016A, Rev., 5.00%, 6/1/2025	420,000	426,525
Series 2016A, Rev., 5.00%, 6/1/2027	20,000	20,785
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	24,150,332
Total Iowa		46,294,703
Kansas — 0.2%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2025	50,000	50,595
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,232,607
City of Wichita Water and Sewer Utility Series 2016 B, Rev., 5.00%, 10/1/2025	30,000	30,749
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	35,000	35,049
County of Johnson Series 2018 A, GO, 5.00%, 9/1/2025	65,000	66,497
County of Shawnee COP, 3.00%, 9/1/2024	35,000	35,000
Franklin County Unified School District No. 290 Ottawa Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,757
Johnson County Unified School District No. 233 Olathe Series 2016A, GO, 4.00%, 9/1/2024 (b)	25,000	25,000
Johnson County Unified School District No. 512 Shawnee Mission Series 2023 A, GO, 5.00%, 10/1/2024	125,000	125,174
Kansas Development Finance Authority Series 2020 B, Rev., 5.00%, 5/1/2028	35,000	38,019
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,214,736
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	100,000	100,000
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,563
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	30,000	30,701
Series 2018 A, Rev., 5.00%, 9/1/2025	50,000	51,168
Series 2018 A, Rev., 5.00%, 9/1/2026	30,000	31,460
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Series 2018 A, Rev., 5.00%, 9/1/2027	20,000	21,443
Series 2015B, Rev., 5.00%, 9/1/2029	75,000	76,605
Total Kansas		6,246,123
Kentucky — 1.6%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (e)	24,795,000	24,850,214
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2024	195,000	195,000
Series 2021A, Rev., 5.00%, 11/1/2024	615,000	616,808
Series 2015A, Rev., 5.00%, 9/1/2025	190,000	194,289
Series 2023A, Rev., 5.00%, 9/1/2025	905,000	924,802
Series 2015A, Rev., 5.00%, 9/1/2026	260,000	265,021
Series 2015 A, Rev., 5.00%, 9/1/2027	90,000	91,766
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011B-3, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.24%, 9/12/2024 (d)	12,715,000	12,716,982
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	698,085
Kentucky Infrastructure Authority Series 2016 A, Rev., 5.00%, 2/1/2027	40,000	41,276
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	355,000	355,000
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	713,593
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2026	45,000	47,026
Series A, Rev., 5.00%, 8/1/2028	75,000	76,430
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	128,298
Series B, Rev., 5.00%, 11/1/2026	265,000	277,462
Series B, Rev., 5.00%, 11/1/2028	95,000	99,109
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	20,000	21,085
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	53,437
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2025	175,000	179,738
Kentucky Turnpike Authority Series 2016 A, Rev., 5.00%, 7/1/2026	55,000	57,345
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	390,000	397,176
Series B, Rev., 5.00%, 7/1/2026	115,000	119,904
Series B, Rev., 4.00%, 7/1/2027	205,000	211,408
Series 2016A, Rev., 5.00%, 7/1/2027	460,000	476,555
Series B, Rev., 5.00%, 7/1/2027	30,000	31,991
Lexington-Fayette Urban County Government Series 2015A, GO, 5.00%, 10/1/2024	145,000	145,215
Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2024	155,000	155,000
Lexington-Fayette Urban County Government, Various Purpose Series 2017A, GO, 5.00%, 9/1/2024	235,000	235,000
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016 A, Rev., 5.00%, 10/1/2026	25,000	26,020
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,853
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	20,291
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	45,000	45,059
Total Kentucky		44,492,238
Louisiana — 2.2%
City of New Orleans Series 2022, GO, 5.00%, 12/1/2024	75,000	75,288
City of New Orleans Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	100,000	100,458
City of New Orleans, Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	45,000	45,206
East Baton Rouge Sewerage Commission Series 2014B, Rev., 5.00%, 2/1/2025 (b)	270,000	272,322
Louisiana Local Government Environmental Facilities and Community Development Authority
Series 2018, Rev., 5.00%, 12/1/2024	50,000	50,236
Series 2017, Rev., 5.00%, 10/1/2026	200,000	208,204
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	140,000	140,192
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,250,000	1,251,531
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	13,400,000	13,585,090
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	73,408
State of Louisiana
Series 2016 A, GO, 5.00%, 9/1/2025	25,000	25,614
Series 2016 D, GO, 5.00%, 9/1/2025	50,000	51,228
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,860
Series 2024 E, GO, 5.00%, 9/1/2028 (f)	2,400,000	2,617,605
Series 2024 E, GO, 5.00%, 9/1/2029 (f)	1,000,000	1,111,286
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	31,500,000	31,856,426
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (c)	9,000,000	9,000,000
Total Louisiana		60,499,954
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	36,244
Maine Municipal Bond Bank Series 2014C, Rev., 5.00%, 11/1/2024	25,000	25,080
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	50,544
State of Maine Series 2017 B, GO, 5.00%, 6/1/2026	25,000	26,042
University of Maine System
Rev., 5.00%, 3/1/2025	55,000	55,544
Series 2022, Rev., 5.00%, 3/1/2026	40,000	41,336
Total Maine		234,790
Maryland — 0.1%
County of Anne Arundel
Series 2018, GO, 5.00%, 10/1/2024	20,000	20,029
Series 2020, GO, 5.00%, 10/1/2025	55,000	56,434
County of Baltimore
COP, 5.00%, 3/1/2025	35,000	35,415
Series 2015, GO, 5.00%, 8/1/2025	20,000	20,469
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 2/1/2025	25,000	25,243
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
County of Charles Series 2016, GO, 5.00%, 10/1/2024	100,000	100,145
County of Montgomery
Series 2017 C, GO, 5.00%, 10/1/2024	150,000	150,228
Series 2014A, GO, 5.00%, 11/1/2024	45,000	45,145
Series 2014A, GO, 5.00%, 11/1/2024 (b)	25,000	25,081
Series 2015 B, GO, 5.00%, 12/1/2024	150,000	150,360
Series 2017 B, GO, 5.00%, 6/1/2026	20,000	20,861
County of Montgomery, Public Facilities Projects Series 2020 A, COP, 5.00%, 10/1/2025	25,000	25,652
County of Prince George's Series 2023A, GO, 5.00%, 8/1/2025	125,000	127,727
County of Prince George's, Behaviour Health Facility and equipment COP, 5.00%, 10/1/2024	45,000	45,064
County of Prince George's, Consolidated Public Improvement
Series 2014A, GO, 4.00%, 9/1/2024	30,000	30,000
Series 2020 A, GO, 5.00%, 7/15/2025	20,000	20,411
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000,000	1,028,481
County of Prince George's, Regional Medical Center COP, 5.00%, 10/1/2024	65,000	65,091
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	45,679
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	900,000	905,077
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,410
Maryland State Transportation Authority Series 2020, Rev., 5.00%, 7/1/2025	20,000	20,386
State of Maryland
Series 2017, GO, 5.00%, 3/15/2025	80,000	80,983
Series 2015B, GO, 4.00%, 8/1/2025	20,000	20,260
Series 2018 A, GO, 5.00%, 3/15/2026	85,000	88,213
Series 2A, GO, 5.00%, 8/1/2026	40,000	41,893
Series 2016, GO, 4.00%, 6/1/2028	25,000	25,006
State of Maryland Department of Transportation
Series 2019, Rev., 5.00%, 10/1/2024	50,000	50,067
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Series 2015-3, Rev., 4.00%, 12/15/2024	500,000	500,165
Series 2019, Rev., 5.00%, 10/1/2026	25,000	26,270
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,059
Washington Suburban Sanitary Commission
Series 2017-2, Rev., GTD, 5.00%, 6/1/2025	100,000	101,701
Series 2018, Rev., GTD, 5.00%, 6/1/2025	25,000	25,425
Total Maryland		4,038,430
Massachusetts — 3.6%
Acton and Boxborough Regional School District GO, BAN, 4.50%, 7/10/2025	3,100,000	3,131,109
Brockton Area Transit Authority Rev., RAN, 4.50%, 7/25/2025	3,700,000	3,734,052
City of Framingham Series 2017, GO, 5.00%, 12/1/2024	100,000	100,508
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	99,706
Commonwealth of Massachusetts
Series E, GO, 5.00%, 9/1/2024	125,000	125,000
Series 2019 A, GO, 5.00%, 7/1/2025	20,000	20,398
Series A, GO, 5.00%, 7/1/2025	35,000	35,696
Series C, GO, 5.00%, 8/1/2025	30,000	30,669
Series 2018C, GO, 5.00%, 9/1/2025	525,000	537,999
Series 2019 G, GO, 5.00%, 9/1/2025	50,000	51,238
Series C, GO, 5.00%, 10/1/2025	100,000	102,684
Series 2021 B, GO, 5.00%, 11/1/2025	20,000	20,579
Series 2016A, GO, 5.00%, 7/1/2026	25,000	26,130
Series 2016B, GO, 5.00%, 7/1/2026	230,000	240,396
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,358,371
Massachusetts Bay Transportation Authority Assessment Series 2016A, Rev., 5.00%, 7/1/2025	35,000	35,705
Massachusetts Bay Transportation Authority Sales Tax
Series 2005 A, Rev., 5.00%, 7/1/2025	75,000	76,510
Series A, Rev., 5.00%, 7/1/2025 (b)	35,000	35,660
Series B, Rev., 5.00%, 7/1/2025 (b)	150,000	152,828
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	1,630,000	1,643,575
Massachusetts Clean Water Trust (The)
Series 2006, Rev., 5.00%, 8/1/2025	20,000	20,439
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Series 23 B, Rev., 5.00%, 2/1/2026	50,000	51,800
Massachusetts Development Finance Agency Series 2014A, Rev., 5.00%, 10/1/2024	1,175,000	1,176,612
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2025 (b)	165,000	167,770
Series 2015 H-1, Rev., 5.00%, 7/1/2025	20,000	20,305
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2014P, Rev., 5.00%, 10/1/2024 (b)	17,115,000	17,139,847
Massachusetts Development Finance Agency, Partners Healthcare System Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	46,809
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.44%, 9/12/2024 (d) (e)	1,075,000	1,074,744
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	440,000	442,765
Series O-2, Rev., 5.00%, 7/1/2025 (b)	245,000	249,619
Series 2016Q, Rev., 5.00%, 7/1/2028	75,000	77,817
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	45,000	45,990
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015B, Rev., 5.00%, 1/15/2025	35,000	35,272
Series 2015C, Rev., 5.00%, 8/15/2025	45,000	46,025
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35,000	35,785
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	113,122
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,036
Massachusetts State College Building Authority Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,162
Merrimack Valley Regional Transit Authority Rev., RAN, 4.50%, 6/20/2025	7,200,000	7,260,063
Pioneer Valley Transit Authority Rev., RAN, GTD, 4.50%, 7/11/2025	18,400,000	18,552,008
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,739,855	1,742,277
Southeastern Regional Transit Authority Rev., RAN, 4.25%, 8/15/2025	3,900,000	3,935,588
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Spencer East Brookfield Regional School District GO, BAN, 4.50%, 5/22/2025	4,950,000	4,998,241
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,038
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	39,744
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	10,745,000	10,894,237
Town of Northbridge GO, BAN, 4.50%, 6/20/2025	8,700,000	8,804,292
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,114
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	3,700,000	3,721,601
University of Massachusetts Building Authority
Series 1, Rev., 5.00%, 11/1/2024 (b)	45,000	45,139
Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	87,395
Worcester Regional Transit Authority Rev., RAN, GTD, 4.50%, 6/20/2025	6,500,000	6,557,819
Total Massachusetts		101,042,288
Michigan — 2.9%
City of Brighton Series 2021, GO, 4.00%, 10/1/2024	80,000	80,049
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,633
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	46,089
Grand Valley State University
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	673,074
Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,666,224
Great Lakes Water Authority Water Supply System Series C, Rev., 5.00%, 7/1/2029	50,000	52,134
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2026	20,000	20,826
Great Lakes Water Authority Water Supply System, Senior Lien Series C, Rev., 5.00%, 7/1/2025	20,000	20,374
Karegnondi Water Authority, Water Supply System Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,581
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital Series 2021A, Rev., 5.00%, 4/1/2025	565,000	569,088
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	600,000	609,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,197
Michigan Finance Authority Series 2018B, Rev., 5.00%, 10/1/2025	50,000	51,251
Michigan Finance Authority, Beaumont Spectrum Series 2022 A, Rev., 5.00%, 4/15/2027	50,000	52,932
Michigan Finance Authority, Clean Water Revolving Fund
Series 2016B, Rev., 5.00%, 10/1/2024	290,000	290,411
Series 2018B, Rev., 5.00%, 10/1/2024	550,000	550,779
Series 2016 B, Rev., 5.00%, 10/1/2025	175,000	179,377
Michigan Finance Authority, Detroit Regional Convention Facility Authority Series 2014H-1, Rev., 5.00%, 10/1/2024	305,000	305,379
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	271,845
Series 2016, Rev., 5.00%, 11/15/2026	100,000	104,014
Rev., 5.00%, 11/15/2027	575,000	597,470
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,979
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,776
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	722,823
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	64,119
Series 2015MI, Rev., 5.50%, 12/1/2027	2,000,000	2,036,411
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2024	115,000	115,513
Series 2017A-MI, Rev., 5.00%, 12/1/2024	755,000	758,371
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	6,910,000	6,961,991
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	47,141
Series 2017MI, Rev., 5.00%, 12/1/2027	20,000	21,172
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,764
Series 2015MI, Rev., 5.50%, 12/1/2028	20,000	20,370
Michigan State Building Authority Series 2020 I, Rev., 5.00%, 4/15/2028	45,000	48,707
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 3.02%, 9/12/2024 (c)	20,000,000	20,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2023 II, Rev., 5.00%, 10/15/2024	30,000	30,065
Series 2015 I, Rev., 5.00%, 10/15/2025 (b)	35,000	35,865
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	26,212
Series 2015 I, Rev., 5.00%, 4/15/2029	20,000	20,417
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 3.02%, 9/12/2024 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	770,000	780,769
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	770,000	773,438
Michigan State Housing Development Authority, The Porter Series 2022, Rev., 5.00%, 12/1/2024 (c)	750,000	752,102
Michigan State University Series 2015A, Rev., 5.00%, 8/15/2028	25,000	25,491
North Kent Sewer Authority Series 2016, Rev., 5.00%, 11/1/2024	755,000	757,239
Portage Public Schools Series 2016, GO, 5.00%, 11/1/2024	25,000	25,075
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (c) (e)	30,000,000	30,000,000
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,013
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025	250,000	252,765
Series 2015A, GO, 5.00%, 12/1/2025	50,000	51,508
Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	56,936
State of Michigan Trunk Line Series 2021 A, Rev., 5.00%, 11/15/2025	25,000	25,700
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	221,112
Wayne State University Series 2019A, Rev., 5.00%, 11/15/2024	210,000	210,777
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2024	40,000	40,148
Total Michigan		79,927,552
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — 0.8%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017 A, Rev., 5.00%, 11/15/2028	35,000	36,907
City of Rochester Electric Utility Series 2017 A, Rev., 5.00%, 12/1/2024	25,000	25,119
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	289,618
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	56,902
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,975
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,118
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	50,440
County of Hennepin Sales Tax Series 2017 A, Rev., 5.00%, 12/15/2025	55,000	56,653
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,000,000	1,003,228
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,627
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,786,191
Series 2019B, COP, 5.00%, 2/1/2028	395,000	422,343
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,379,147
Metropolitan Council Series 2021B, GO, GAN, 5.00%, 12/1/2024	125,000	125,631
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	61,076
Series A, Rev., 5.00%, 1/1/2026	25,000	25,772
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2025	25,000	25,250
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.58%, 9/6/2024 (d)	15,000,000	15,051,479
Minnesota State Colleges And Universities Foundation Series 2017 A, Rev., 5.00%, 10/1/2024	150,000	150,195
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021 A, GO, 4.00%, 2/1/2029	255,000	267,766
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	35,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	124,789
St. Paul Port Authority, State of Minnesota Freeman Office Building
Series 2013-2, Rev., 5.00%, 12/1/2024	20,000	20,030
Series 2013-3, Rev., 5.00%, 12/1/2024	125,000	125,188
State of Minnesota
Series 2014B, GO, 4.00%, 11/18/2024	75,000	75,131
Series 2020 A, GO, 5.00%, 8/1/2025	45,000	45,979
Series 2017 A, GO, 5.00%, 10/1/2025	35,000	35,917
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,641
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	180,190
Series 2015 A, Rev., 5.00%, 8/1/2026	80,000	81,690
Western Minnesota Municipal Power Agency Series 2022A, Rev., 5.00%, 1/1/2025	35,000	35,236
Total Minnesota		22,724,541
Mississippi — 0.2%
Mississippi Business Finance Corp., Waste Management, Inc., Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,160,072
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	36,336
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,248,985
Mississippi Development Bank, Rankin County School District Project Rev., 5.00%, 6/1/2025	35,000	35,518
Rankin County School District, Limited Tax GO, 5.00%, 8/1/2025	25,000	25,506
State of Mississippi
Series 2020B, GO, 5.00%, 9/1/2024	150,000	150,000
Series 2020 B, GO, 5.00%, 9/1/2025	115,000	117,710
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	202,773
Series 2015A, GO, 5.00%, 10/1/2025 (b)	25,000	25,610
Series 2015 F, GO, 4.00%, 11/1/2025 (b)	160,000	162,579
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	71,924
Series 2016 B, GO, 5.00%, 12/1/2026 (b)	45,000	47,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
State of Mississippi, Tax-Exempt Series 2017A, GO, 5.00%, 10/1/2024	25,000	25,036
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	195,284
Total Mississippi		4,504,851
Missouri — 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	90,000	94,178
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,116
City of Kansas City Series 2017C, Rev., 5.00%, 9/1/2027	60,000	63,949
City of Kansas City Sanitary Sewer System Series 2016 A, Rev., 5.00%, 1/1/2028	30,000	30,226
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,366
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	460,366
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	214,627
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	80,638
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	400,656
County of St Louis Series 2021 B, Rev., 5.00%, 12/1/2024	225,000	225,919
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,545,836
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,720,000	5,819,193
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group Rev., 5.00%, 5/15/2025	635,000	642,881
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,402
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	220,970
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	181,472
Series 2023 A, Rev., 5.00%, 6/1/2028 (c)	750,000	801,252
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	220,000	227,662
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	30,000	31,027
Joplin Schools, Missouri Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,041
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	50,000	52,025
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	21,450
Series 2023, Rev., 5.00%, 1/1/2029	200,000	218,181
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	75,000	75,368
Series 2014A, Rev., 5.00%, 1/1/2028	625,000	627,993
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,084
Series 2015A, Rev., 5.00%, 6/1/2028	330,000	334,510
Missouri Public Utilities Commission Rev., 4.00%, 12/1/2024	75,000	75,012
Missouri State Environmental Improvement & Energy Resources Authority Series 2015 B, Rev., 5.00%, 7/1/2025	25,000	25,487
St. Louis County Library District COP, 4.00%, 4/1/2027	2,010,000	2,010,998
Total Missouri		32,683,885
Nebraska — 0.7%
City of Lincoln Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	170,000	173,913
Series 2018, Rev., 5.00%, 9/1/2025	150,000	153,439
Series 2020 A, Rev., 5.00%, 9/1/2026	25,000	26,150
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	120,000	120,803
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 3.37%, 9/12/2024 (d)	10,770,000	10,703,785
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,132,626
Elkhorn School District Series 2015, GO, 4.00%, 12/15/2024 (b)	75,000	75,228
Grand Island Public Schools Series 2014, GO, 4.00%, 12/15/2024 (b)	70,000	70,187
Kearney School District Series 2015, GO, 4.00%, 12/15/2024 (b)	25,000	25,063
Nebraska Public Power District
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,013
Series 2016A, Rev., 5.00%, 1/1/2025	85,000	85,562
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,232
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	190,790
Series B, Rev., 5.00%, 1/1/2026	20,000	20,626
Series C, Rev., 5.00%, 1/1/2026	50,000	51,565
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	36,028
Series C, Rev., 5.00%, 1/1/2028	20,000	20,564
Series 2023 A, Rev., 5.00%, 7/1/2028	330,000	355,438
Omaha Public Power District Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,621
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,833,439
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	780,000	784,175
Series 2015A, Rev., 5.00%, 1/1/2026	845,000	850,502
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	61,798
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,623,816
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (b)	50,000	50,959
Total Nebraska		20,513,322
Nevada — 0.3%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	410,000	416,980
Series 2016A, GO, 5.00%, 6/15/2025	360,000	366,129
Series 2015 C, GO, 5.00%, 6/15/2026	75,000	77,078
Series 2016B, GO, 5.00%, 6/15/2026	150,000	156,165
Series 2017A, GO, 5.00%, 6/15/2026	500,000	520,552
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2021C, GO, 5.00%, 6/15/2026	55,000	57,261
Series 2015C, GO, 5.00%, 6/15/2028	335,000	343,769
Series 2017C, GO, 5.00%, 6/15/2028	150,000	160,209
Series 2019 A, GO, AGM, 5.00%, 6/15/2029	25,000	26,498
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,014
Clark County Water Reclamation District, Limited Tax Series 2016, GO, 5.00%, 7/1/2025	30,000	30,568
County of Clark
Series 2018 A, GO, 5.00%, 6/1/2025	285,000	289,754
Series 2016B, GO, 5.00%, 11/1/2026	85,000	89,408
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,607,138
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	145,839
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	40,000	40,719
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	72,920
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax
Series 2014, Rev., 5.00%, 9/9/2024	20,000	20,006
Series 2019, Rev., 5.00%, 7/1/2026	25,000	26,072
County of Clark, Las Vegas Harry Reid International Airport Facility Series 2022B, Rev., 5.00%, 7/1/2025	680,000	692,225
County of Clark, Limited Tax Series 2016B, GO, 5.00%, 11/1/2024	45,000	45,140
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2026	45,000	46,930
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,121
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	120,000	125,005
County of Clark, Stadium Improvement, Limited Tax Series 2018 A, GO, 5.00%, 6/1/2029	135,000	146,004
County of Clark, Transportation Improvement, Limited Tax
Series 2018 B, GO, 5.00%, 12/1/2024	125,000	125,606
Series 2018B, GO, 5.00%, 12/1/2025	35,000	36,036
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Las Vegas Valley Water District
Series 2021 B, GO, 5.00%, 6/1/2025	125,000	127,150
Series 2018 B, GO, 5.00%, 6/1/2026	360,000	374,904
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,778
Nevada System of Higher Education Series 2023, Rev., 5.00%, 7/1/2025	20,000	20,378
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 12/1/2024	500,000	502,493
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	110,000	110,354
Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,314
State of Nevada, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,032
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2026	150,000	156,542
Washoe County School District Series 2015A, GO, 5.00%, 6/1/2025	25,000	25,410
Total Nevada		7,202,501
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	46,357
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,022,009
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,007,223
New Hampshire Municipal Bond Bank Series 2016 E, Rev., 5.00%, 8/15/2025	150,000	153,388
State of New Hampshire
Series 2017B, GO, 5.00%, 12/1/2024	20,000	20,100
Series 2018 A, GO, 5.00%, 12/1/2024	70,000	70,349
Series 2020 C, GO, 5.00%, 12/1/2024	825,000	829,113
Total New Hampshire		5,148,539
New Jersey — 7.7%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Rev., GTD, 4.50%, 5/28/2025	11,900,000	12,009,207
Borough of Carlstadt GO, BAN, 4.50%, 5/2/2025	11,778,000	11,877,899
Borough of East Rutherford GO, BAN, 4.25%, 4/4/2025	13,040,000	13,126,600
Borough of Emerson GO, BAN, 4.50%, 7/25/2025	3,243,000	3,270,850
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	4,754,000	4,808,488
Borough of North Haledon GO, BAN, 4.50%, 6/24/2025	4,400,000	4,440,162
Borough of Northvale GO, BAN, 5.00%, 9/13/2024	4,498,109	4,499,434
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025	6,300,000	6,321,474
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	2,877,000	2,895,570
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	3,743,300	3,767,567
Borough of Upper Saddle River GO, BAN, 4.25%, 3/21/2025	6,076,000	6,095,999
Borough of Woodland Park GO, BAN, 4.50%, 5/1/2025	7,290,000	7,354,374
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,103
Brick Township Municipal Utilities Authority (The) Series 2016 B, Rev., GTD, 5.00%, 12/1/2025	200,000	205,829
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	5,100,000	5,137,335
Camden County Improvement Authority (The) Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,000
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2025	30,000	30,912
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,712
City of Ocean City, General Improvement GO, 4.00%, 9/15/2025	40,000	40,516
County of Essex Series 2017, GO, 5.00%, 8/1/2025	25,000	25,541
County of Hudson
Series 2014, GO, 5.00%, 12/1/2024	85,000	85,411
Series B, GO, 4.00%, 7/1/2025	40,000	40,430
Essex County Improvement Authority, Family Court Building Project Rev., GTD, 5.00%, 6/18/2025	11,900,000	12,084,464
Gloucester County Improvement Authority (The) Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,000
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	24,993
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	121,604
Series 2020, Rev., 5.00%, 10/1/2026	95,000	99,591
Series 2020, Rev., 5.00%, 10/1/2027	30,000	32,148
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	1,600,000	1,616,270
Monmouth County Improvement Authority (The)
Series 2015, Rev., GTD, 5.00%, 12/1/2024	25,000	25,133
Series 2019 B, Rev., GTD, 5.00%, 12/1/2024	85,000	85,453
Series 2019 B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,960
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	41,700
New Jersey Economic Development Authority
Series WW, Rev., 5.00%, 6/15/2025 (b)	145,000	147,762
Series XX, Rev., 5.25%, 6/15/2025 (b)	55,000	56,153
Series A, Rev., 4.00%, 11/1/2027	25,000	25,967
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	70,111
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,778
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,110,210
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000,000	7,000,000
Series 2014PP, Rev., AGM - CR, 5.00%, 6/15/2025	3,500,000	3,504,126
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	195,000	200,838
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	41,346
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,838,477
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,671,172
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,202
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,697,216
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	80,000	81,310
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	75,000	75,000
New Jersey Educational Facilities Authority, Princeton University Series 2015D, Rev., 5.00%, 7/1/2025	45,000	45,921
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Series 2016, Rev., 5.00%, 7/1/2025	205,000	208,804
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	238,691
Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	200,000	206,979
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2025	20,000	20,369
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series 2017, Rev., 5.00%, 10/1/2024	1,000,000	1,001,298
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	57,314
Series 2016 A, Rev., 5.00%, 7/1/2029	140,000	145,434
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	52,031
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2025	220,000	220,382
Rev., 5.00%, 7/1/2026	1,125,000	1,130,088
Series 2013, Rev., 5.00%, 7/1/2027	190,000	190,790
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,165
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2024	35,000	35,000
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	210,000	210,000
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	348,873
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	67,345
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	650,000	650,773
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,033,389
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,515,000	2,491,142
Series 2010D, Rev., 5.00%, 12/15/2024	50,000	50,279
Series 2019 A, Rev., 5.00%, 12/15/2024	265,000	266,477
Series 2021 A, Rev., 5.00%, 6/15/2026	100,000	103,974
Series 2018 A, Rev., 5.00%, 12/15/2026	25,000	26,254
Series 2019 A, Rev., 5.00%, 12/15/2026	150,000	157,526
Series 2018 A, Rev., 5.00%, 12/15/2027	70,000	74,963
Series 2019 A, Rev., 5.00%, 12/15/2027	30,000	32,127
Series 2021 A, Rev., 5.00%, 6/15/2028	25,000	27,021
Series 2021 A, Rev., 5.00%, 6/15/2029	25,000	27,472
New Jersey Turnpike Authority
Series 2004 C-2, Rev., AMBAC, 5.50%, 1/1/2025	70,000	70,593
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	825,964
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	42,915
Penns Grove-Carneys Point Regional School District GO, GAN, 5.00%, 7/2/2025	6,478,000	6,554,018
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	50,180
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	205,000	208,437
GO, 5.00%, 6/1/2025	80,000	81,422
GO, 5.00%, 6/1/2027	20,000	21,310
State of New Jersey, COVID-19 Emergency Bonds
Series 2020 A, GO, 5.00%, 6/1/2025	500,000	508,962
Series 2020A, GO, 5.00%, 6/1/2026	400,000	417,026
Series 2020 A, GO, 5.00%, 6/1/2028	365,000	397,076
Series 2020 A, GO, 5.00%, 6/1/2029	50,000	55,447
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2025 (b)	65,000	66,090
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	310,000	318,169
Series 2018 A, Rev., 5.00%, 6/1/2027	550,000	571,711
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	6,302,000	6,322,526
Town of Westfield GO, BAN, 4.75%, 11/8/2024	2,445,000	2,449,569
Township of Brick GO, BAN, 4.25%, 3/19/2025	6,751,800	6,789,994
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	40,645
Township of Harrison GO, 4.00%, 8/1/2025	50,000	50,567
Township of Little Falls, General Improvement GO, 4.00%, 8/15/2025	30,000	30,347
Township of Middle, General Improvement Sewer Utility
GO, BAN, 4.50%, 9/5/2024	6,155,000	6,155,322
GO, BAN, 4.25%, 9/3/2025 (f)	7,770,000	7,844,182
Township of Montville GO, BAN, 5.00%, 11/6/2024	3,000,000	3,008,315
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	2,568,000	2,569,521
Township of Ocean GO, BAN, 4.50%, 5/28/2025	4,200,000	4,236,695
Township of Parsippany-Troy Hills Series 2023, GO, BAN, 5.00%, 10/31/2024	8,250,000	8,271,221
Township of Raritan GO, BAN, 4.50%, 4/24/2025	3,383,000	3,406,748
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	25,181
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	5,800,000	5,818,475
Township of South Brunswick Series 2020, GO, 4.00%, 10/1/2024	200,000	200,106
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,153
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	100,016
Township of West Orange Series 203A, GO, 5.00%, 11/7/2024	15,000,000	15,049,159
Total New Jersey		213,646,340
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2015, Rev., 5.00%, 7/1/2025	45,000	45,870
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
Series 2017, Rev., 5.00%, 7/1/2026	150,000	156,706
New Mexico Finance Authority
Series 2020 A, Rev., 5.00%, 6/15/2025	40,000	40,711
Series 2021 A, Rev., 5.00%, 6/15/2025	250,000	254,505
Series 2018 A, Rev., 5.00%, 6/15/2026	150,000	156,397
Series 2021 A, Rev., 5.00%, 6/15/2026	230,000	239,809
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018 A, Rev., 5.00%, 6/15/2025	35,000	35,631
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	135,000	137,855
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	76,476
State of New Mexico
Series 2019, GO, 5.00%, 3/1/2025	50,000	50,546
Series B, GO, 5.00%, 3/1/2025	20,000	20,219
Series 2023, GO, 5.00%, 3/1/2026	395,000	409,372
Series A, GO, 5.00%, 3/1/2026	25,000	25,910
State of New Mexico Severance Tax Permanent Fund
Series 2015 A, Rev., 5.00%, 7/1/2025	25,000	25,483
Series 2016 D, Rev., 5.00%, 7/1/2025	25,000	25,483
Series 2017 A, Rev., 5.00%, 7/1/2025	125,000	127,414
Series 2018A, Rev., 5.00%, 7/1/2025	120,000	122,317
Series 2022A, Rev., 5.00%, 7/1/2025	50,000	50,966
Series 2017 A, Rev., 5.00%, 7/1/2026	20,000	20,893
Series 2020A, Rev., 5.00%, 7/1/2026	300,000	313,395
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	55,601
University of New Mexico (The) Series 2016 A, Rev., 5.00%, 6/1/2025	485,000	492,787
Total New Mexico		2,884,346
New York — 19.5%
Avon Central School District GO, BAN, 4.50%, 6/27/2025	4,350,000	4,385,624
Build NYC Resource Corp., YMCA of Greater New York Project Series 2015, Rev., 4.00%, 8/1/2025 (b)	1,915,000	1,934,238
Camden Central School District GO, BAN, 4.50%, 6/26/2025	25,126,854	25,354,011
Candor Central School District GO, BAN, 4.50%, 7/25/2025	3,000,000	3,030,505
Charlotte Valley Central School District GO, BAN, 4.50%, 6/27/2025	4,500,000	4,539,762
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of Auburn GO, BAN, 4.25%, 8/14/2025	15,216,888	15,363,713
City of Hudson GO, BAN, 4.50%, 6/20/2025	4,522,397	4,561,180
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	2,700,000	2,725,350
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	10,767,000	10,772,753
City of New York
Series G, GO, 4.00%, 11/13/2024	50,000	50,082
Series 2014J, GO, 5.00%, 8/1/2028	40,000	40,050
City of New York, Fiscal Year 2008 Series 2008 L-6, GO, 5.00%, 4/1/2028	30,000	32,455
City of New York, Fiscal Year 2011 Series 2011 F-3, GO, 5.00%, 12/1/2024	45,000	45,224
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 8/1/2027	75,000	76,412
City of New York, Fiscal Year 2014
Series 2014 I-1, GO, 5.00%, 3/1/2025	45,000	45,066
Series 2014J, GO, 5.00%, 8/1/2025	60,000	60,096
Series 2014I-1, GO, 5.00%, 3/1/2026	50,000	50,135
City of New York, Fiscal Year 2015 Series 2015A, GO, 5.00%, 11/13/2024	30,000	30,107
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2025	20,000	20,434
Series E, GO, 5.00%, 8/1/2025	250,000	255,429
Series E, GO, 5.00%, 8/1/2026	35,000	36,641
City of New York, Fiscal Year 2017
Series 2017 B, GO, 5.00%, 12/1/2024	50,000	50,249
Series C, GO, 5.00%, 8/1/2025	115,000	117,498
Series 2017 A, GO, 5.00%, 8/1/2027	40,000	41,551
Series 2017 A, GO, 5.00%, 8/1/2029	130,000	134,551
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,217
City of New York, Fiscal Year 2019
Series G, GO, 5.00%, 11/13/2024	225,000	225,802
Series 2019 E, GO, 5.00%, 8/1/2025	20,000	20,434
Series A, GO, 5.00%, 8/1/2025	100,000	102,172
City of New York, Fiscal Year 2020 Series 2020 C-1, GO, 5.00%, 8/1/2028	30,000	32,673
City of New York, Fiscal Year 2021
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2025	50,000	51,086
Series 2021 C, GO, 5.00%, 8/1/2026	35,000	36,641
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-1, GO, 5.00%, 5/1/2025	75,000	76,123
Series 2022C, GO, 5.00%, 8/1/2026	50,000	52,344
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
City of New York, Fiscal Year 2023 Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,603
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,418,130
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,273
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	5,400,000	5,417,856
City of Troy GO, BAN, 4.50%, 7/25/2025	4,591,812	4,638,099
City of Yonkers Series 2017 C, GO, 5.00%, 10/1/2024	25,000	25,037
Cohoes City School District GO, BAN, 4.50%, 6/26/2025	7,235,000	7,299,241
County of Nassau Series 2016 B, GO, 5.00%, 10/1/2028	25,000	26,169
County of Nassau, General Improvement Series 2016A, GO, 5.00%, 1/1/2025	50,000	50,359
County of Westchester Series 2019 D, GO, 5.00%, 12/15/2024	40,000	40,242
Cuba-Rushford Central School District GO, BAN, 4.50%, 6/27/2025	3,000,000	3,026,788
East Aurora Union Free School District GO, BAN, 4.50%, 6/18/2025	6,068,451	6,126,243
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	30,000,000	30,303,084
Edwards-Knox Central School District Series 2024 B, GO, BAN, 4.50%, 7/2/2025	5,050,000	5,090,247
Eldred Central School District GO, BAN, 4.50%, 6/18/2025	6,665,000	6,728,473
Ellenville Central School District GO, BAN, 4.50%, 6/20/2025	7,960,000	8,045,281
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	21,400,000	21,638,283
Gloversville Enlarged School District GO, BAN, 4.50%, 6/26/2025	26,215,000	26,464,680
Hamilton Central School District GO, BAN, 4.50%, 7/3/2025	13,219,872	13,347,552
Highland Central School District GO, BAN, 4.50%, 6/27/2025	9,701,288	9,787,824
Hornell City School District GO, BAN, 4.50%, 6/27/2025	3,600,000	3,631,239
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	45,000	45,438
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	25,413
Jasper-Troupsberg Central School District GO, BAN, 4.50%, 6/27/2025	3,000,000	3,022,014
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Lancaster Central School District GO, BAN, 4.50%, 6/6/2025	5,900,000	5,964,955
Lansingburgh Central School District at Troy GO, BAN, 4.50%, 7/11/2025	9,617,658	9,725,539
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	121,611
Rev., 1.00%, 9/1/2025	315,000	304,244
Lyons Central School District GO, BAN, 4.50%, 6/27/2025	8,900,000	8,980,079
Madison Central School District GO, BAN, 4.50%, 6/20/2025	3,300,000	3,332,216
Malone Central School District GO, BAN, 4.50%, 6/26/2025	8,880,000	8,960,994
Medina Central School District GO, BAN, 4.50%, 7/16/2025	12,500,000	12,635,862
Metropolitan Transportation Authority
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 2.65%, 9/3/2024 (c)	15,950,000	15,950,000
Series 2016D, Rev., 4.00%, 11/15/2024	145,000	145,262
Series 2014C, Rev., 5.00%, 11/15/2024	200,000	200,755
Series 2014D-1, Rev., 5.00%, 11/15/2024 (b)	30,000	30,116
Series 2015F, Rev., 5.00%, 11/15/2024	35,000	35,132
Series 2016B, Rev., 5.00%, 11/15/2024	130,000	130,491
Series 2017B, Rev., 5.00%, 11/15/2024	275,000	276,039
Series D-1, Rev., 5.00%, 11/15/2024	30,000	30,113
Series A-1, Rev., 5.00%, 11/15/2025	20,000	20,301
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2013B-1, Rev., 5.00%, 11/15/2024	175,000	175,455
Series 2016A, Rev., 5.00%, 11/15/2025	50,000	51,460
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,730
Series B-2, Rev., 5.00%, 11/15/2025	50,000	51,464
Mount Markham Central School District, Unlimited Tax GO, BAN, 4.50%, 6/25/2025	7,000,000	7,062,454
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,001,430
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.85%, 9/12/2024 (c)	25,000,000	25,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	500,000	523,987
Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,334,662
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 HH, Rev., 5.00%, 6/15/2025	25,000	25,460
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020 CC-1, Rev., 5.00%, 6/15/2026	60,000	62,655
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	25,000	25,716
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.60%, 9/3/2024 (c)	25,000,000	25,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority Building Aid
Series 2015 S-2, Rev., 5.00%, 7/15/2025	25,000	25,525
Series 2015 Series S-1, Rev., 5.00%, 7/15/2025	35,000	35,303
Series 2019 S-3A, Rev., 5.00%, 7/15/2025	25,000	25,525
Series 2019 S-3A, Rev., 5.00%, 7/15/2026	95,000	99,335
Series 2015 Series S-1, Rev., 5.00%, 7/15/2027	205,000	206,632
Series 2016 S-1, Rev., 5.00%, 7/15/2027	305,000	313,749
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016 S-1, Rev., 5.00%, 7/15/2028	30,000	30,840
New York City Transitional Finance Authority Future Tax Secured
Series 2016 A-1, Rev., 5.00%, 8/1/2025	45,000	45,942
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	217

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	200,303
Series 2019 C-1, Rev., 5.00%, 11/1/2025	75,000	77,039
Series 2024D, Subseries D-1, Rev., 5.00%, 11/1/2025	20,000	20,544
Series C, Rev., 5.00%, 11/1/2025	40,000	41,088
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	50,000	51,659
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	21,036
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	37,066
Series 2015C, Rev., 5.00%, 11/1/2027	80,000	81,100
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	37,114
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	31,812
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (c)	20,000,000	20,000,000
Series 2014 C, Rev., 5.00%, 10/28/2024	45,000	45,130
Series 2014B-1, Rev., 5.00%, 10/28/2024	60,000	60,173
Series 2014C, Rev., 5.00%, 10/28/2024	100,000	100,288
Series 2014B-1, Rev., 5.00%, 11/1/2024	100,000	100,132
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	20,000	21,036
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	41,088
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019
Series B-1, Rev., 5.00%, 8/1/2025 (b)	5,000	5,099
Series B-1, Rev., 5.00%, 8/1/2025	15,000	15,314
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Series 2016, Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	126,062
New York State Dormitory Authority
Series E, Rev., 5.00%, 10/1/2024	115,000	115,163
Series F, Rev., 5.00%, 10/1/2024	25,000	25,034
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2016 A, Rev., 5.00%, 7/1/2025	250,000	254,621
Series 2019 A, Rev., 5.00%, 10/1/2025	265,000	271,742
Series 2023 A, Rev., AGM, 5.00%, 10/1/2025	350,000	359,018
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,650,000	2,718,276
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,500,000	1,574,734
Series 2023D, Rev., AGM, 5.00%, 10/1/2027	25,000	26,845
Series 2018 1, Rev., 5.00%, 1/15/2028	110,000	118,484
Series 2016 A, Rev., 5.00%, 3/15/2028	80,000	83,293
Series 2016 A, Rev., 5.00%, 7/1/2029	30,000	31,207
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,537
New York State Dormitory Authority, Cornell University
Series 2016 A, Rev., 5.00%, 7/1/2026	50,000	52,306
Series 2020A, Rev., 5.00%, 7/1/2026	40,000	41,845
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2025	270,000	273,566
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,244
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,364
New York State Dormitory Authority, New York University
Series 2015 B, Rev., 5.00%, 7/1/2025 (b)	25,000	25,463
Series 2019A, Rev., 5.00%, 7/1/2025	40,000	40,772
Series 2016 A, Rev., 5.00%, 7/1/2026	35,000	36,595
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,550,000	1,664,408
New York State Dormitory Authority, School Districts Financing Program
Series 2014A, Rev., AGM, 5.00%, 10/1/2024	250,000	250,305
Series 2017G, Rev., 5.00%, 10/1/2024	90,000	90,129
Series 2018A, Rev., 5.00%, 10/1/2024	345,000	345,470
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	107,671
Series 2018 A, Rev., 5.00%, 10/1/2025	40,000	41,018
Series B, Rev., 5.00%, 10/1/2025	50,000	51,272
Series H, Rev., 5.00%, 10/1/2025	10,000	10,017
Series 2018 A, Rev., 5.00%, 10/1/2026	25,000	26,230
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Personal Income Tax Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	78,361
New York State Dormitory Authority, State Sales Tax Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,307
New York State Environmental Facilities Corp. Series 2024A, Rev., 5.00%, 6/15/2025	35,000	35,666
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.83%, 9/12/2024 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,747
Series K, Rev., 5.00%, 1/1/2028	35,000	35,234
New York State Urban Development Corp.
Series 2015 A, Rev., 5.00%, 9/15/2025 (b)	85,000	87,172
Series 2016 A, Rev., 5.00%, 3/15/2026 (b)	85,000	88,242
Series 2016 A, Rev., 5.00%, 3/15/2026	25,000	25,934
Series 2017C, Rev., 5.00%, 3/15/2026	30,000	31,120
New York State Urban Development Corp., State Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025 (b)	30,000	30,360
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	3,200,000	3,232,028
North Rose-Wolcott Central School District GO, BAN, 4.50%, 7/25/2025	5,063,303	5,114,789
Northeastern Clinton Central School District GO, BAN, 4.50%, 6/26/2025	24,948,845	25,196,537
Otego-Unadilla Central School District GO, BAN, 4.50%, 7/17/2025	11,995,000	12,113,560
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 5/1/2025	145,000	147,192
Series 194, Rev., 5.00%, 10/15/2025	50,000	51,351
Rev., 5.00%, 11/15/2025	25,000	25,735
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,163
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,032
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,230
Series 243, Rev., 5.00%, 12/1/2026	20,000	21,117
Romulus Central School District GO, BAN, 4.50%, 7/24/2025	4,400,000	4,441,444
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Sachem Central School District Series 2016, GO, 5.00%, 10/15/2024	40,000	40,087
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	320,000	320,664
Sidney Central School District GO, BAN, 4.50%, 7/24/2025	4,400,000	4,444,536
Stillwater Central School District GO, BAN, 4.50%, 6/27/2025	2,000,000	2,018,504
Three Village Central School District Brookhaven and Smithtown GO, 5.00%, 5/15/2025	30,000	30,447
Town of Brookhaven Series 2016, GO, 4.00%, 12/10/2024	60,000	60,146
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	4,232,500	4,256,318
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	3,400,000	3,410,279
Town of Hempstead Series 2018 A, GO, 5.00%, 6/15/2025	20,000	20,398
Town of Milton GO, BAN, 4.50%, 7/25/2025	6,600,000	6,663,041
Town of Wawarsing GO, BAN, 4.50%, 7/24/2025	5,700,000	5,751,688
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	115,000	118,344
Series 2023 B-2, Rev., 5.00%, 11/15/2026	25,000	26,346
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	26,324
Series B, Rev., 5.00%, 11/15/2026	30,000	31,615
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,065,587
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,582
Series 2023 A, Rev., 5.00%, 11/15/2026	25,000	26,346
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022B, Rev., BAN, 5.00%, 12/16/2024	345,000	346,785
Trust for Cultural Resources of The City of New York (The), Carnegie Hall Corp. (The) Series 2019, Rev., 5.00%, 12/1/2024	30,000	30,127
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	4,900,000	4,916,858
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	219

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Wayne Central School District GO, BAN, 4.50%, 6/27/2025	3,100,000	3,125,934
Yorkshire-Pioneer Central School District GO, BAN, 4.50%, 7/9/2025	20,150,700	20,378,155
Total New York		539,702,353
North Carolina — 0.3%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	1,220,000	1,320,863
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	1,430,000	1,435,772
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System Series 2016 A, Rev., 5.00%, 1/15/2025	75,000	75,527
City of Charlotte Series 2015, GO, 5.00%, 12/1/2024	30,000	30,154
City of Charlotte Airport Series C, Rev., 5.00%, 7/1/2025	50,000	50,920
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	52,212
City of Durham Series 2023, Rev., 5.00%, 10/1/2024	75,000	75,113
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	50,000	53,717
County of Mecklenburg
Series 2015A, Rev., 5.00%, 10/1/2024	50,000	50,072
Series 2016 B, GO, 5.00%, 12/1/2024	25,000	25,126
County of New Hanover, New Hanover Regional Medical Center
Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	102,441
Series 2017, Rev., 5.00%, 10/1/2027 (b)	55,000	58,883
County of Wake
Series 2016 A, Rev., 5.00%, 12/1/2024	45,000	45,223
Series 2021, Rev., 5.00%, 3/1/2026	80,000	82,908
Series 2020 A, GO, 5.00%, 4/1/2026	45,000	46,756
County of Wake, Hospital System Rev., NATL - RE, 5.13%, 10/1/2026 (b)	75,000	76,610
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	20,531
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,165,000	2,223,850
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025	160,000	162,486
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,206
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	355,000	366,017
Series 2016 A, Rev., 5.00%, 1/1/2027	45,000	46,688
Series 2016 A, Rev., 5.00%, 1/1/2028	205,000	212,401
Series 2016 A, Rev., 5.00%, 1/1/2029	115,000	118,944
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,633
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., 5.00%, 1/1/2025	75,000	75,435
Series 2017, Rev., AGM, 5.00%, 1/1/2026	50,000	51,433
Raleigh Durham Airport Authority
Series 2020A, Rev., AMT, 5.00%, 5/1/2025	1,500,000	1,516,755
Series 2020B, Rev., 5.00%, 5/1/2025	20,000	20,298
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	35,000	35,386
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	441,524
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,881
Town of Chapel Hill Series 2021 A, Rev., 5.00%, 12/1/2024	345,000	346,735
University of North Carolina at Greensboro Series 2014, Rev., 4.00%, 4/1/2039	200,000	200,004
Total North Carolina		9,616,504
North Dakota — 0.0% ^
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,283
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	118,466
Total North Dakota		143,749
Ohio — 4.5%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2024	75,000	75,243
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	487,092
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	502,138
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,856
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	26,405
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	75,393
American Municipal Power, Inc., City of Wapakoneta Project Rev., BAN, 4.50%, 6/19/2025	1,000,000	1,006,970
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2025	60,000	60,581
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019 B, Rev., 5.00%, 2/15/2025	25,000	25,242
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	680,885
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,004,931
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,276,864
City of Cincinnati
Series 2019, GO, 5.00%, 12/1/2024	125,000	125,619
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,738
City of Cleveland
Series 2019A, GO, 4.00%, 12/1/2024	75,000	75,191
Series 2015, GO, 5.00%, 12/1/2025	90,000	92,713
City of Columbus Water and Sewerage
Series 2014, Rev., 5.00%, 12/1/2024 (b)	100,000	100,421
Series 2014, Rev., 5.00%, 6/1/2026	30,000	30,141
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,876,362
City of Columbus, Various Purpose, Unlimited Tax Series 2014A, GO, 4.00%, 9/4/2024	145,000	145,003
City of Dublin, Various Purpose
Series 2015, GO, 5.00%, 12/1/2024	35,000	35,173
Series 2018 B, GO, 5.00%, 12/1/2024	75,000	75,113
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	3,000,000	3,010,611
City of Huber Heights GO, BAN, 4.50%, 7/10/2025	3,100,000	3,130,701
City of Lebanon Series 2024, GO, BAN, 4.13%, 2/5/2025	3,800,000	3,807,986
City of New Albany GO, BAN, 4.00%, 9/10/2025 (f)	4,000,000	4,029,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
City of Sandusky, Various Purpose Limited Tax GO, BAN, 4.50%, 9/6/2024	12,270,000	12,270,887
City of Strongsville, Street Improvement GO, BAN, 4.75%, 6/5/2025	1,300,000	1,312,031
Cleveland Department of Public Utilities Division of Water
Series 2019 DD, Rev., 5.00%, 1/1/2025	50,000	50,311
Series 2020 FF, Rev., 5.00%, 1/1/2026	80,000	82,374
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2025	75,000	75,466
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,042
County of Allen
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	117,072
Series 2017 A, Rev., 5.00%, 8/1/2027	815,000	867,274
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017 A, Rev., 5.00%, 8/1/2026	20,000	20,820
County of Cuyahoga Series 2020 A, GO, 4.00%, 12/1/2024	35,000	35,066
County of Cuyahoga Sales Tax Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,447
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,853,575
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	45,000	45,125
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	460,000	481,766
County of Hamilton Sewer System Series 2014A, Rev., 5.00%, 12/1/2024	75,000	75,343
County of Hamilton, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	35,000	35,164
Series 2017 A, GO, 5.00%, 12/1/2024	150,000	150,673
County of Hamilton, Metropolitan Sewer district of Greater Cincinnati
Series 2014A, Rev., 5.00%, 12/1/2027	370,000	371,693
Series 2014A, Rev., 5.00%, 12/1/2028	2,420,000	2,431,077
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2024	135,000	135,649
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	41,146
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	704,454
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	25,000	26,523
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	221

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	2,600,000	2,615,402
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	316,642
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project Rev., FHA, 4.00%, 6/1/2025 (c)	7,638,000	7,675,241
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,680,062
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	40,077
Dublin City School District
Series 2019 A, GO, 5.00%, 12/1/2024	25,000	25,121
GO, BAN, 5.00%, 12/18/2024	2,225,000	2,233,646
Dublin City School District, School Facilities Construction and Improvement Series 2019C, GO, 4.00%, 12/1/2024	20,000	20,048
Franklin County Convention Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	390,000	391,640
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2024 (b)	75,000	75,315
Series 2014, Rev., 5.00%, 12/1/2024 (b)	410,000	411,725
Greater Cleveland Regional Transit Authority Sales Tax Series 2019, Rev., 5.00%, 12/1/2024	25,000	25,118
Kings Local School District, Unlimited Tax GO, BAN, 4.50%, 7/16/2025	2,600,000	2,629,387
Lakewood City School District, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	35,000	35,171
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	92,165
Series 2017, Rev., 5.00%, 9/1/2026	25,000	26,151
Miamisburg City School District
Series 2016, GO, 5.00%, 12/1/2024	25,000	25,112
Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	401,254
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.07%, 9/12/2024 (d)	5,500,000	5,419,142
Series 2016, Rev., 5.00%, 12/1/2024	135,000	135,659
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	3,916,000	3,982,781
Ohio State University (The)
Series 2020 A, Rev., 5.00%, 12/1/2026	35,000	36,949
Series 2020 A, Rev., 5.00%, 12/1/2027	100,000	107,939
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	30,000	31,032
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	187,662
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	31,649
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,448
Series 2015 A, Rev., 5.00%, 12/1/2024	40,000	40,189
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,706
Series 2015 A, Rev., 5.00%, 6/1/2026	55,000	57,341
Ohio Water Development Authority, Drinking Water Assistance Series 2016, Rev., 5.00%, 12/1/2024	45,000	45,212
Perrysburg Exempted Village School District Series 2015, GO, 5.00%, 12/1/2024 (b)	500,000	502,289
Princeton City School District Series 2014, GO, 5.00%, 12/1/2024 (b)	25,000	25,111
State of Ohio
Series 1A, Rev., 5.00%, 12/15/2024	120,000	120,597
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	50,429
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70,000	71,089
Series 2016A, GO, 5.00%, 8/1/2025	25,000	25,553
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,759
Series U, GO, 5.00%, 5/1/2026	70,000	72,893
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	35,044
State of Ohio, Capital Facilities Lease Appropriation
Series 2019 A, Rev., 5.00%, 10/1/2024 (b)	75,000	75,109
Series 2020 A, Rev., 5.00%, 10/1/2024	75,000	75,094
Series 2017A, Rev., 5.00%, 12/1/2024	265,000	266,118
Series 2017A, Rev., 5.00%, 12/1/2025	50,000	51,471
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation Culture and Sports Facilities Building Projects Series 2016 A, Rev., 5.00%, 10/1/2024	60,000	60,075
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Series 2021A, Rev., 5.00%, 2/1/2025	50,000	50,429
Series 2018A, Rev., 5.00%, 6/1/2025	25,000	25,415
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2024	45,000	45,190
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.50%, 9/3/2024 (c)	10,000,000	10,000,000
State of Ohio, Common School
Series 2013A, GO, 5.00%, 9/15/2024	25,000	25,016
Series 2013A, GO, 5.00%, 9/15/2025	40,000	41,021
Series 2017B, GO, 5.00%, 9/15/2025	450,000	461,487
State of Ohio, Full Faith and Credit Highway User Receipt Series X, GO, 5.00%, 5/1/2025	25,000	25,382
State of Ohio, Infrastructure Improvement
Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,737
Series 2020 B, GO, 5.00%, 8/1/2026	40,000	41,908
Series 2021 B, GO, 5.00%, 2/1/2027	20,000	21,168
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects
Series 2017A, Rev., 5.00%, 10/1/2024	50,000	50,063
Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,763
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2024	65,000	65,323
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,291,653
Series 2024-1, Rev., 5.00%, 12/15/2029	1,500,000	1,678,789
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020 A, Rev., 5.00%, 2/1/2026	60,000	62,007
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	104,152
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,607
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,759
State of Ohio, State Infrastructure Project
Series 2021-1A, Rev., 5.00%, 12/15/2024	60,000	60,299
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	51,518
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	21,083
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	21,083
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 3.15%, 9/3/2024 (c)	15,500,000	15,500,000
Series 2014B, Rev., VRDO, 3.11%, 9/12/2024 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	296,882
Series 2016A, Rev., 5.00%, 1/15/2027	95,000	97,371
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2025	20,000	20,416
University of Akron (The)
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	20,000	20,133
Series 2019 A, Rev., 5.00%, 1/1/2025 (b)	30,000	30,185
Westlake City School District Series 2014B, GO, 4.00%, 12/1/2024 (b)	45,000	45,109
Total Ohio		124,740,225
Oklahoma — 0.9%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,951
Canadian County Independent School District No. 69 Mustang
Series 2024 C, GO, 4.00%, 6/1/2026	2,565,000	2,612,412
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,626,589
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	240,000	243,402
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 10/15/2024	115,000	115,237
Series 2014A, Rev., 5.00%, 6/1/2025	135,000	135,198
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,498
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	150,782
Series 2016 A, Rev., 5.00%, 6/1/2027	145,000	151,729
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	223

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Series 2016 A, Rev., 5.00%, 6/1/2028	55,000	57,589
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2020 A, Rev., 5.00%, 7/1/2025	130,000	132,414
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,880
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2024	975,000	975,952
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 3.40%, 9/12/2024 (c)	14,110,000	14,110,000
Oklahoma Municipal Power Authority, Power Supply System
Series B, Rev., 5.00%, 1/1/2025	80,000	80,474
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	20,000	21,032
Oklahoma State University
Series 2020 A, Rev., 5.00%, 9/1/2025	50,000	51,133
Series 2020 A, Rev., 5.00%, 9/1/2027	760,000	808,622
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017 D, Rev., 5.00%, 1/1/2025	215,000	216,473
Series 2020A, Rev., 5.00%, 1/1/2025	145,000	145,993
Series 2017 D, Rev., 5.00%, 1/1/2026	80,000	82,578
Series 2020 A, Rev., 5.00%, 1/1/2026	20,000	20,645
Series 2017 D, Rev., 5.00%, 1/1/2028	20,000	21,504
Oklahoma Water Resources Board, State Loan Program Series 2023 B, Rev., 5.00%, 10/1/2024	200,000	200,302
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,059
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019 A, Rev., 5.00%, 9/1/2027	145,000	154,681
Total Oklahoma		24,587,129
Oregon — 0.1%
City of Bend Series 2016, Rev., 5.00%, 12/1/2024	25,000	25,121
City of Eugene Electric Utility System Series 2016 A, Rev., 5.00%, 8/1/2025	205,000	209,352
City of Portland Sewer System
Series 2015A, Rev., 5.00%, 6/1/2025	110,000	111,884
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Series 2019 A, Rev., 5.00%, 3/1/2026	25,000	25,918
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	51,837
City of Portland Water System, Second Lien Series 2013 A, Rev., 5.00%, 10/22/2024	250,000	250,602
City of Salem Water and Sewer Series 2017, Rev., 5.00%, 6/1/2025	165,000	167,740
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	260,141
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	20,339
Multnomah County School District No. 1 Portland Series 2015B, GO, 5.00%, 6/15/2025	50,000	50,926
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2024	110,000	110,046
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50,000	50,887
State of Oregon Series L, GO, 5.00%, 8/1/2025	25,000	25,541
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2025	30,000	30,858
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019 D, GO, 5.00%, 6/1/2026	50,000	52,128
State of Oregon, Article XI-Q State Project Series 2023 A, GO, 5.00%, 5/1/2026	25,000	26,012
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2025	505,000	516,834
Series 2017 A, Rev., 5.00%, 10/1/2027	60,000	64,016
Series 2018 A, Rev., 5.00%, 10/1/2028	100,000	107,157
Total Oregon		2,157,339
Pennsylvania — 6.2%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	71,905
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2025	135,000	136,270
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2025	50,000	50,963
Series 2019 A, Rev., 5.00%, 7/15/2026	110,000	114,750
Allegheny County Sanitary Authority, Sewer
Series 2015, Rev., 5.00%, 12/1/2024	1,005,000	1,009,236
Series 2016, Rev., AGM, 5.00%, 12/1/2025	60,000	61,749
Rev., 5.00%, 12/1/2026	65,000	65,099
Ambridge Borough Water Authority Series 2019, Rev., 4.00%, 11/15/2024	25,000	25,036
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2018, Rev., 5.00%, 5/15/2025 (b)	2,505,000	2,588,299
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	35,716
Borough of Hanover Series 2020B, GO, 4.00%, 10/1/2024	25,000	25,012
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	25,000
Centennial School District Bucks County
Series 2017 B, GO, 5.00%, 12/15/2024	25,000	25,124
Series 2017A, GO, 5.00%, 12/15/2024	50,000	50,249
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,772
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,198
Cheltenham Township School District Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,084
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	52,124
City of Philadelphia
Series 2015A, GO, 5.00%, 8/1/2025	25,000	25,507
Series 2019 A, GO, 5.00%, 8/1/2025	300,000	306,082
Series 2021 A, GO, 5.00%, 5/1/2026	50,000	51,898
Series 2017 A, GO, 5.00%, 8/1/2026	85,000	88,727
Series 2019B, GO, 5.00%, 2/1/2028	150,000	160,990
Series 2021A, GO, 5.00%, 5/1/2028	90,000	97,054
Series 2015A, GO, 5.00%, 8/1/2029	235,000	238,989
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2024	40,000	40,053
Series 2019 A, GO, 5.00%, 8/1/2026	130,000	135,700
City of Philadelphia Water And Wastewater Series 2016, Rev., 5.00%, 10/1/2025	105,000	107,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50,000	50,825
Series 2019B, Rev., 5.00%, 6/1/2027	155,000	164,218
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	400,000	405,580
Rev., 5.00%, 6/1/2026	140,000	144,806
Rev., 5.00%, 6/1/2027	170,000	179,096
Rev., 5.00%, 6/1/2028	2,620,000	2,808,506
Rev., 5.00%, 6/1/2029	115,000	123,224
Commonwealth of Pennsylvania
Series 2016, GO, 5.00%, 9/15/2024	635,000	635,358
Series 1, GO, 5.00%, 3/15/2026	20,000	20,231
Series 2015, GO, AGM, 5.00%, 8/15/2026	45,000	45,918
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,996
Series 2018A, COP, 5.00%, 7/1/2027	50,000	53,121
Series 2018A, COP, 5.00%, 7/1/2028	420,000	452,292
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,519
County of Allegheny Series C-75, GO, 5.00%, 11/1/2027	20,000	20,942
County of Bucks
Series 2017, GO, 5.00%, 6/1/2025	20,000	20,348
Series 2017, GO, 5.00%, 6/1/2026	40,000	41,701
County of Montgomery Series 2006 B, GO, 5.25%, 10/15/2024	100,000	100,236
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,780,000	1,790,986
Delaware County Industrial Development Authority, United Parcel Service Project Rev., VRDO, 3.90%, 9/3/2024 (c)	40,000,000	40,000,000
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	100,000	100,287
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	531,676
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	420,000	422,817
Erie City Water Authority
Series 2014, Rev., AGM, 4.00%, 12/1/2024 (b)	100,000	100,205
Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	35,000	35,156
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,987
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	225

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	10,545,000	10,963,761
Series 2020 C, Rev., 5.00%, 4/1/2030 (c)	1,500,000	1,640,825
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.60%, 9/3/2024 (c)	10,000,000	10,000,000
Methacton School District GO, 4.00%, 9/15/2025	75,000	75,976
Monroeville Finance Authority, University of Pittsburg Medical Center Rev., 5.00%, 2/15/2026	120,000	124,005
Montour School District Series A, GO, AGM, 5.00%, 10/1/2025 (b)	40,000	40,977
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,975
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 3.40%, 9/12/2024 (d)	1,225,000	1,225,016
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	115,000	115,139
Rev., 5.00%, 3/15/2026	255,000	264,011
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	26,172
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,818
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,250
Series AQ, Rev., 5.00%, 6/15/2025	210,000	213,585
Series AT-1, Rev., 5.00%, 6/15/2025	145,000	147,475
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College Rev., 5.00%, 12/1/2024	70,000	70,330
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series B, Rev., 5.00%, 10/1/2024	310,000	310,463
Series 2016 C, Rev., 5.00%, 8/15/2025	20,000	20,452
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	102,495
Series 2015, Rev., 5.00%, 8/15/2026	40,000	40,827
Series 2016 A, Rev., 5.00%, 8/15/2027	75,000	77,737
Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,615
Pennsylvania State University (The)
Series A, Rev., 5.00%, 9/1/2024	40,000	40,000
Series B, Rev., 5.25%, 8/15/2025	100,000	102,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/12/2024 (c)	38,000,000	38,000,000
Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,352
Series 2017 A, Rev., 5.00%, 12/1/2024	500,000	502,283
Series 2018 A-2, Rev., 5.00%, 12/1/2024	35,000	35,164
Series A-1, Rev., 5.00%, 12/1/2024	25,000	25,117
Series A-1, Rev., 5.00%, 12/1/2025	750,000	762,491
Series A-2, Rev., 5.00%, 12/1/2025	70,000	72,068
Series B-2, Rev., 5.00%, 6/1/2026	275,000	285,939
Series A-1, Rev., 5.00%, 12/1/2026	30,000	30,423
Series 2016, Rev., 5.00%, 6/1/2027	60,000	61,469
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,723
Series 2016A-1, Rev., 5.00%, 12/1/2027	105,000	108,890
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	151,745
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,591
Series 2016 A-1, Rev., 5.00%, 12/1/2028	50,000	51,799
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	43,875
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,972
Series 2017, Rev., 5.00%, 12/1/2029	100,000	106,179
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,505
Series 2014C, Rev., 5.00%, 12/1/2030	50,000	50,204
Series 2014, Rev., 5.00%, 12/1/2031	3,800,000	3,812,709
Series 2014A, Rev., 5.00%, 12/1/2038	2,710,000	2,720,470
Series 2014C, Rev., 5.00%, 12/1/2039	6,660,000	6,680,765
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	100,000	104,647
Series B, Rev., 5.00%, 12/1/2028	20,000	20,936
Series B, Rev., 5.00%, 12/1/2029	20,000	20,937
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2027	20,000	21,408
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	120,000	127,715
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	20,598
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (c)	22,300,000	22,300,000
Series 2019, Rev., 5.00%, 10/1/2024	350,000	350,506
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019, Rev., 5.00%, 10/1/2026	205,000	214,478
Series 2019, Rev., 5.00%, 10/1/2027	275,000	293,837
Series 2016, Rev., 5.00%, 4/1/2028	475,000	480,287
Series 2019, Rev., 5.00%, 10/1/2028	50,000	54,423
Series 2019, Rev., 5.00%, 10/1/2029	400,000	442,297
Philadelphia Gas Works Co.
Series 13TH, Rev., 5.00%, 9/18/2024	35,000	35,026
Series 13TH, Rev., 5.00%, 8/1/2025	20,000	20,358
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2024	100,000	100,117
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	182,297
Series 14TH, Rev., 5.00%, 10/1/2028	175,000	181,972
Redevelopment Authority of the City of Philadelphia, Neighborhood Preservation Initiative Series 2023 C, Rev., 5.00%, 4/15/2025	1,450,000	1,468,893
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2024	5,800,000	5,800,000
Series F, GO, 5.00%, 9/1/2025	935,000	953,978
Series F, GO, 5.00%, 9/1/2026	350,000	364,460
Series F, GO, 5.00%, 9/1/2027	25,000	25,945
Series F, GO, 5.00%, 9/1/2028	25,000	25,915
Series F, GO, 5.00%, 9/1/2029	30,000	31,063
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	85,000	85,881
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	45,467
Series 2020, Rev., 5.00%, 6/1/2026	240,000	249,329
Series 2020, Rev., 5.00%, 6/1/2028	30,000	32,391
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	20,000	20,777
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,447
Upper Dublin School District Series 2017, GO, 5.00%, 11/15/2024	25,000	25,092
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	2,995,000	3,005,618
Total Pennsylvania		170,744,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Rhode Island — 0.1%
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	195,000	198,163
Series 2020 A, Rev., 5.00%, 5/15/2026	25,000	25,935
Series 2016 B, Rev., 5.00%, 6/15/2026	410,000	426,100
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	451,851
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	165,829
Series 2016 B, Rev., 5.00%, 6/15/2029	730,000	756,081
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2024 (b)	150,000	150,206
Series B, Rev., 5.00%, 10/1/2024	25,000	25,038
Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,510
State of Rhode Island Series 2019 E, GO, 5.00%, 1/15/2026	20,000	20,664
State of Rhode Island and Providence Plantations Capital Development Series 2019 E, GO, 5.00%, 1/15/2025	80,000	80,621
Total Rhode Island		2,320,998
South Carolina — 1.3%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2024	50,000	50,240
City of Columbia Waterworks and Sewer System Series 2016 B, Rev., 5.00%, 2/1/2026	500,000	516,923
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	8,200,000	8,265,671
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,496
Piedmont Municipal Power Agency
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	105,714
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,709,962
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	75,000	75,280
Series 2015, Rev., 5.00%, 12/1/2025	1,000,000	1,014,427
Rev., 5.00%, 12/1/2027	85,000	86,147
Series 2015, Rev., 5.00%, 12/1/2028	385,000	389,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	227

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,010,017
South Carolina Jobs-Economic Development Authority, York Preparatory Academy Project Series 2014A, Rev., 7.25%, 11/1/2024 (b) (e)	5,250,000	5,280,656
South Carolina Ports Authority
Series 2015, Rev., AMT, 5.00%, 7/1/2025 (b)	4,990,000	5,069,654
Series 2015, Rev., AMT, 5.25%, 7/1/2025 (b)	10,275,000	10,459,838
South Carolina Public Service Authority
Series A, Rev., 5.50%, 10/23/2024	125,000	125,393
Series 2014C, Rev., 5.00%, 12/1/2024	775,000	777,810
Series A, Rev., 5.00%, 12/1/2024 (b)	25,000	25,115
Series A, Rev., 5.00%, 12/1/2025	75,000	75,832
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	487,309
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,733
Series 2016A, Rev., 5.00%, 12/1/2029	205,000	210,522
South Carolina Public Service Authority, Santee Cooper Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,185,502
South Carolina Transportation Infrastructure Bank
Series 2015A, Rev., 5.00%, 10/1/2024	320,000	320,484
Series 2021 B, Rev., 5.00%, 10/1/2025	100,000	102,630
University of South Carolina, Higher Education Facilities Rev., 5.00%, 5/1/2025	70,000	71,049
Total South Carolina		37,468,034
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,556
South Dakota State Building Authority Series D, Rev., 5.00%, 9/1/2024	25,000	25,000
Total South Dakota		45,556
Tennessee — 0.2%
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	140,027
City of Chattanooga Electric
Series A, Rev., 5.00%, 9/1/2025	20,000	20,461
Series A, Rev., 4.00%, 9/1/2029	2,705,000	2,725,861
City of Clarksville Water Sewer and Gas Series 2017, Rev., 5.00%, 2/1/2025	100,000	100,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
City of Memphis Gas System Series 2020, Rev., 5.00%, 12/1/2024	25,000	25,124
City of Memphis Sanitary Sewerage System Series 2018, Rev., 5.00%, 10/1/2024	135,000	135,191
County of Wilson GO, 4.00%, 4/1/2025	750,000	750,692
Harpeth Valley Utilities District of Davidson and Williamson Counties Series 2015, Rev., 5.00%, 9/1/2024	20,000	20,000
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	765,900
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	55,000	56,404
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	47,232
Metropolitan Government of Nashville and Davidson County
Series 2017B, Rev., 5.00%, 5/15/2025	65,000	66,018
Series 2017, GO, 5.00%, 7/1/2025	45,000	45,871
Series 2021A, GO, 5.00%, 7/1/2025	35,000	35,677
Series 2016, GO, 5.00%, 1/1/2027	30,000	31,212
State of Tennessee
Series A, GO, 5.00%, 8/1/2025 (b)	650,000	663,453
Series B, GO, 5.00%, 8/1/2025	30,000	30,658
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	356,928
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	516,617
Tennessee State School Bond Authority Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,817
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2014B, Rev., 5.00%, 11/1/2024 (b)	50,000	50,151
Series B, Rev., 5.00%, 11/1/2024	20,000	20,063
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,687
Series A, Rev., 5.00%, 11/1/2025	50,000	51,394
Total Tennessee		6,712,278
Texas — 5.1%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	65,000	66,433
Alamo Community College District, Maintenance Tax GO, 5.00%, 2/15/2026	200,000	206,891
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	66,244
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	70,000	71,317
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,926,542
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	40,374
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2025	55,000	55,487
Board of Regents of the University of Texas System
Series 2016 J, Rev., 5.00%, 8/15/2025	215,000	219,895
Series 2019 A, Rev., 5.00%, 8/15/2028	65,000	70,979
Series 2020 C, Rev., 5.00%, 8/15/2028	25,000	27,299
Brazosport Water Authority Series 2015C, Rev., 5.00%, 9/1/2024	40,000	40,000
Central Texas Regional Mobility Authority Series A, Rev., 5.00%, 7/1/2025 (b)	55,000	56,014
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	110,000	112,028
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,160,000	1,162,182
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	50,000	51,196
Central Texas Turnpike System Series C, Rev., 5.00%, 11/4/2024	750,000	752,249
City of Austin
GO, 5.00%, 9/1/2025	50,000	51,205
Series 2020, GO, 5.00%, 9/1/2025	85,000	87,048
City of Austin Electric Utility
Series 2019B, Rev., 5.00%, 11/15/2024	100,000	100,373
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,686
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	71,701
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	158,767
City of Austin Water and Wastewater System
Series 2014, Rev., 5.00%, 9/13/2024	30,000	30,014
Series 2015A, Rev., 5.00%, 11/15/2025	320,000	329,125
Series 2021, Rev., 5.00%, 11/15/2025	20,000	20,570
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,645,264
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	266,585
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Brownsville, Utilities System
Series 2013A, Rev., 5.00%, 9/1/2024	275,000	275,000
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,293,597
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,293
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2025	40,000	40,381
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	110,000	110,395
Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,345
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,318
City of Dallas Series 2023A, GO, 5.00%, 2/15/2026	45,000	46,563
City of Dallas Waterworks and Sewer System Series 2015A, Rev., 5.00%, 10/1/2025	40,000	41,041
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2029	35,000	36,453
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2027	115,000	119,992
City of El Paso Series 2015, GO, 5.00%, 8/15/2025	50,000	51,112
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	1,125,000	1,136,920
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,156
City of Frisco, Collin and Denton Counties GO, 5.00%, 2/15/2025	275,000	277,559
City of Garland Electric Utility System Series 2016 A, Rev., 5.00%, 3/1/2025	370,000	373,483
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2025	415,000	418,907
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,429
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	40,387
City of Houston
Series 2016 A, GO, 5.00%, 3/1/2028	280,000	289,346
Series 2021 A, GO, 5.00%, 3/1/2028	20,000	21,584
City of Houston Combined Utility System
Series 1998 A, Rev., AGM, Zero Coupon, 12/1/2025 (b)	7,510,000	7,239,825
Series 2017 B, Rev., 5.00%, 11/15/2027	85,000	91,265
Series 2017 B, Rev., 5.00%, 11/15/2028	45,000	48,010
City of Houston, Airport System Series 2018 B, Rev., 5.00%, 7/1/2027	25,000	26,591
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	229

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston, Airport System, Subordinate Lien
Series 2018 B, Rev., 5.00%, 7/1/2025	150,000	152,548
Series 2018D, Rev., 5.00%, 7/1/2025	35,000	35,595
Series 2018D, Rev., 5.00%, 7/1/2026	100,000	104,189
Series 2020B, Rev., 5.00%, 7/1/2026	100,000	104,189
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	53,181
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	37,986
City of Houston, Combined Utility System, First Lien
Series 2017 B, Rev., 5.00%, 11/15/2025	100,000	102,648
Series 2024 A, Rev., 5.00%, 11/15/2025	25,000	25,662
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000,000	1,051,843
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	84,341
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	215,000	222,128
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,178
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	40,333
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	100,000	103,359
Series 2018, GO, 5.00%, 2/15/2026	450,000	465,113
GO, 5.00%, 2/15/2027	20,000	20,185
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,552
City of McKinney GO, 5.00%, 8/15/2025	25,000	25,542
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	70,724
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	40,414
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,222
City of New Braunfels, Combination Tax GO, 5.00%, 2/1/2025	40,000	40,322
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,370,000	1,370,000
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,108
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Rockwall Series 2016, GO, 5.00%, 8/1/2025	130,000	132,665
City of Round Rock Series 2019, GO, 5.00%, 8/15/2025	310,000	316,717
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,986
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,317
City of San Antonio
GO, 5.00%, 8/1/2025	30,000	30,651
Series 2018, GO, 5.00%, 8/1/2025	20,000	20,434
Series 2016, GO, 5.00%, 2/1/2028	105,000	109,352
City of San Antonio, Combination Tax GO, 5.00%, 2/1/2028 (f)	1,000,000	1,076,449
City of San Antonio, Drainage Utility System Rev., 5.00%, 2/1/2027	50,000	50,065
City of San Antonio, Electric and Gas Systems
Series 2012, Rev., 5.25%, 2/1/2025	270,000	272,716
Series 2015, Rev., 5.00%, 2/1/2026	250,000	258,551
Series 2016, Rev., 5.00%, 2/1/2028	1,135,000	1,180,207
Series 2024D, Rev., 5.00%, 2/1/2029 (f)	1,500,000	1,648,166
City of Waco GO, 5.00%, 9/24/2024	90,000	90,090
City of Waco, Combination Tax GO, 5.00%, 2/1/2025	30,000	30,255
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,151
City of Weslaco Series 2016, GO, 5.00%, 2/15/2025	75,000	75,685
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2025	70,000	71,523
Series 2020A, GO, 5.00%, 8/15/2025	90,000	91,959
Series 2018, GO, 5.00%, 8/15/2026	75,000	78,453
Series 2020A, GO, 5.00%, 8/15/2028	50,000	54,568
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	199,855
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	55,445
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,034
County of Bastrop, Combination Tax GO, 5.00%, 8/1/2026 (f)	500,000	520,906
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	185,000	192,370
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,761
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Bexar, Limited Tax
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,235
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	254,760
Series 2017, GO, 5.00%, 6/15/2027	25,000	25,974
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,150
County of Dallas GO, 5.00%, 8/15/2025	45,000	45,988
County of Fort Bend, Unlimited Tax
Series B, GO, 5.00%, 3/1/2025	60,000	60,580
Series A, GO, 5.00%, 3/1/2026	20,000	20,654
Series B, GO, 5.00%, 3/1/2028	25,000	25,835
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	30,249
County of Harris
Series 2022A, GO, 5.00%, 10/1/2024	2,555,000	2,558,626
Series 2015 A, GO, 5.00%, 10/1/2025	80,000	81,961
Series 2017 A, GO, 5.00%, 10/1/2025	80,000	81,961
Series 2015 A, GO, 5.00%, 10/1/2026	30,000	30,673
County of Harris Toll Road
Series 2022A, Rev., 5.00%, 8/15/2025	185,000	188,991
Series 2023A, Rev., 5.00%, 8/15/2025	190,000	194,099
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	36,639
County of Harris, Senior Lien
Series 2015 B, Rev., 5.00%, 8/15/2025	25,000	25,551
Series 2016 A, Rev., 5.00%, 8/15/2025	210,000	214,630
Series 2015 B, Rev., 5.00%, 8/15/2026	40,000	40,849
Series 2015 B, Rev., 5.00%, 8/15/2027	90,000	91,809
Series 2016 A, Rev., 5.00%, 8/15/2027	310,000	322,501
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	41,582
County of Harris, Unlimited Tax Series 2022A, GO, 5.00%, 10/1/2024	520,000	520,738
County of Hays, Limited Tax GO, 5.00%, 2/15/2025	35,000	35,324
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,412,245
County of Nueces, Combination Tax
GO, 4.00%, 2/15/2025 (b)	15,000	15,058
GO, 4.00%, 2/15/2025	10,000	10,043
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,270
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	35,275
County of Travis
Series 2019A, GO, 5.00%, 3/1/2025	50,000	50,517
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2019 A, GO, 5.00%, 3/1/2026	70,000	72,435
County of Williamson, Unlimited Tax Series 2014, GO, 5.00%, 2/15/2025	405,000	405,625
Crowley Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	35,000	35,693
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	185,000	185,828
Series 2014A, Rev., 5.00%, 12/1/2024	365,000	366,633
Series 2014A, Rev., 5.00%, 12/1/2024 (b)	490,000	492,484
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	529,542
Series 2019, Rev., 5.00%, 12/1/2025	260,000	267,757
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,276
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	120,000	120,961
Series 2016, GO, 5.00%, 2/15/2028	475,000	507,454
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2024	50,000	50,139
Series 2020 A, Rev., 5.00%, 11/1/2025	150,000	154,077
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,815
Series 2021 B, Rev., 5.00%, 11/1/2025	45,000	46,223
Series 2020 A, Rev., 5.00%, 11/1/2026	30,000	31,528
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,681,519
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	37,573
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,610,274
Series 2020 A, Rev., 5.00%, 11/1/2028	75,000	82,048
Series 2020 B, Rev., 5.00%, 11/1/2028	75,000	82,048
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,121,325
Dallas Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,119
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,483
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,925,000	3,946,321
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	484,769
El Paso Housing Finance Corp., Columbia Housing Partners LP Rev., 4.50%, 3/1/2025 (c)	3,500,000	3,519,105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	231

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	1,085,000	1,107,385
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,964
Frisco Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,555,358
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,125,212
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,189
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,472
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	100,913
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,889,370
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-2, Rev., 5.00%, 9/24/2024 (c)	760,000	766,773
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,105
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	386,624
Series 2014A, Rev., 5.00%, 12/1/2025	70,000	70,321
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	715,000	748,807
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	50,000	52,364
Series 2014A, Rev., 5.00%, 12/1/2027	25,000	25,120
Series 2019 A, Rev., 5.00%, 12/1/2029	90,000	99,676
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2019 A, Rev., 5.00%, 10/1/2025	50,000	51,228
Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,883
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	4,620,000	4,828,094
Housing Options, Inc., Multi Family Housing Estelle Village Apartments Project Series 2022, Rev., 3.90%, 2/1/2025 (c)	1,485,000	1,487,076
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (c)	300,000	300,125
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2025	155,000	156,498
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,330
Hurst-Euless-Bedford Independent School District Series 2017 A, GO, 5.00%, 8/15/2025	65,000	66,513
Keller Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	20,000	20,184
Series A, GO, PSF-GTD, 5.00%, 8/15/2025	65,000	66,421
Klein Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2025	50,000	50,442
Lewisville Independent School District, Unlimited Tax
Series 2020, GO, PSF-GTD, 5.00%, 8/15/2025	50,000	51,112
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	968,128
Series 2016 A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,904
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	80,000	86,662
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	380,000	385,894
Rev., 5.00%, 5/15/2026	1,225,000	1,226,692
Series 2019A, Rev., 5.00%, 5/15/2026	150,000	155,922
Series 2022, Rev., 5.00%, 5/15/2026	80,000	83,158
Series 2018, Rev., 5.00%, 5/15/2027	165,000	165,215
Series 2020, Rev., 5.00%, 5/15/2027	20,000	21,246
Series 2019, Rev., 5.00%, 5/15/2028	185,000	200,406
Series 2022, Rev., 5.00%, 5/15/2028	50,000	54,164
Series 2021, Rev., 5.00%, 5/15/2029	20,000	22,041
Series 2023, Rev., AGM, 5.00%, 5/15/2029	100,000	110,296
Mansfield Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	25,000	25,219
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	150,000	155,103
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,123,837
Series A, Rev., 5.00%, 11/1/2025	235,000	241,481
Series 2018, Rev., 5.00%, 11/1/2026	550,000	577,890
Series A, Rev., 5.00%, 11/1/2026	100,000	105,071
Rev., 5.00%, 11/1/2029	1,000,000	1,085,353
Montgomery Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	55,000	55,516
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (b)	1,810,000	1,830,625
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,118,546
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	125,000	125,335
Series 2016, Rev., 5.00%, 12/15/2027	30,000	31,335
Series 2016, Rev., 5.00%, 12/15/2028	695,000	725,101
Series 2016, Rev., 5.00%, 12/15/2029	35,000	36,468
North Texas Municipal Water District Water System
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	40,000
Rev., 5.00%, 9/1/2024	30,000	30,000
Series 2014, Rev., 5.00%, 9/1/2024	200,000	200,000
Series 2016, Rev., 5.00%, 9/1/2025	395,000	404,125
Series 2015, Rev., 5.00%, 9/1/2027	250,000	255,434
North Texas Tollway Authority
Series 2015 B, Rev., 5.00%, 1/1/2025	20,000	20,132
Series 2015 B, Rev., 5.00%, 1/1/2026	105,000	105,682
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	180,000	180,607
Series 2022A, Rev., 5.00%, 1/1/2025	170,000	171,121
Series A, Rev., 5.00%, 1/1/2025	235,000	235,792
Series 2020A, Rev., 5.00%, 1/1/2026	95,000	98,003
Series 2022A, Rev., 5.00%, 1/1/2026	100,000	103,161
Series 2019 A, Rev., 5.00%, 1/1/2028	25,000	26,873
Series A, Rev., 5.00%, 1/1/2028	55,000	56,557
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	85,000	85,561
Series B, Rev., 5.00%, 1/1/2025	50,000	50,066
Series B, Rev., 5.00%, 1/1/2026	260,000	260,335
Series 2019 B, Rev., 5.00%, 1/1/2027	235,000	247,083
Series B, Rev., 5.00%, 1/1/2027	100,000	102,355
Series 2019 B, Rev., 5.00%, 1/1/2028	50,000	53,580
Series B, Rev., 5.00%, 1/1/2028	90,000	92,122
Series 2019 B, Rev., 5.00%, 1/1/2029	280,000	305,252
Series B, Rev., 5.00%, 1/1/2029	60,000	61,385
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	620,226
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,349
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,500,000	1,586,264
Permanent University Fund - Texas A&M University System
Series 2009A, Rev., 5.00%, 7/1/2025	20,000	20,394
Series 2009A, Rev., 5.00%, 7/1/2026	70,000	71,280
Series 2009A, Rev., 5.25%, 7/1/2028	50,000	51,065
Permanent University Fund - University of Texas System Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,914
Port Authority of Houston of Harris County Texas Series 2020 A-2, GO, 5.00%, 10/1/2024	25,000	25,036
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	50,550
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,286
Robstown Independent School District Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	306,546
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,282
Round Rock Independent School District
Series 2019 A, GO, PSF-GTD, 5.00%, 8/1/2025	60,000	61,328
Series 2016, GO, PSF-GTD, 5.00%, 8/1/2027	30,000	31,197
San Antonio Housing Trust Finance Corp. Series 2010, Rev., FHLMC COLL, LIQ : FHLMC, 3.50%, 10/1/2024 (b) (c)	2,270,000	2,270,272
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	233

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
San Antonio Public Facilities Corp., Convention Center Facility Project
Series 2022, Rev., 5.00%, 9/15/2024	325,000	325,202
Series 2022, Rev., 5.00%, 9/15/2028	50,000	54,203
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2026	55,000	57,237
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	104,067
San Elizario Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	314,310
San Jacinto Community College District, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,289
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	120,000	120,183
Spring Independent School District, Unlimited Tax
Series 2017 A, GO, 5.00%, 8/15/2028	40,000	41,387
Series 2024 B, GO, 5.00%, 8/15/2029 (f)	500,000	551,640
State of Texas Series A, GO, 5.00%, 10/1/2024	85,000	85,114
State of Texas, Public Finance Authority
Series 2016, GO, 5.00%, 10/1/2024	45,000	45,060
Series 2018A, GO, 5.00%, 10/1/2025	50,000	51,294
Series A, GO, 5.00%, 10/1/2025	50,000	51,294
State of Texas, Transportation Commission Mobility Fund
GO, 5.00%, 10/1/2024	20,000	20,026
Series A, GO, 5.00%, 10/1/2024 (b)	50,000	50,071
Series A, GO, 5.00%, 10/1/2024	40,000	40,053
Series 2015-A, GO, 5.00%, 10/1/2029	20,000	20,470
State of Texas, Veterans
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (c)	15,565,000	15,565,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.95%, 9/12/2024 (c)	9,540,000	9,540,000
Tarrant County College District
Series 2020, GO, 5.00%, 8/15/2025	35,000	35,748
Series 2022, GO, 5.00%, 8/15/2025	25,000	25,535
Texas A&M University Series 2016 C, Rev., 5.00%, 5/15/2025	60,000	60,975
Texas A&M University, Financing System
Series 2017E, Rev., 5.00%, 5/15/2025	85,000	86,381
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	84,795
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Department of Housing and Community Affairs, North Grand Villas Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,468,625
Texas Department of Transportation State Highway Fund
Series 2016-A, Rev., 5.00%, 10/1/2024	100,000	100,134
Series 2016-A, Rev., 5.00%, 10/1/2025	100,000	102,533
Texas Department of Transportation State Highway Fund, First Tier Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,613,600
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,132,216
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	80,000	80,657
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	135,000	146,147
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2025	515,000	521,021
Series 2019A, Rev., 5.00%, 3/15/2025	220,000	222,572
Series A, Rev., 5.00%, 3/15/2025	95,000	96,111
Series A, Rev., 5.00%, 3/15/2026	180,000	182,346
Texas Water Development Board
Series 2017 A, Rev., 5.00%, 10/15/2025	115,000	118,161
Series A, Rev., 5.00%, 4/15/2027	115,000	117,464
Series A, Rev., 5.00%, 10/15/2027	20,000	20,437
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2025	125,000	127,753
Texas Water Development Board, State Water Implementation Fund
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	50,117
Series 2018 B, Rev., 5.00%, 10/15/2025	25,000	25,687
Series 2020, Rev., 5.00%, 10/15/2025	75,000	77,061
Series A, Rev., 5.00%, 10/15/2026	25,000	25,533
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,343
Trinity River Authority Central Regional Wastewater System Series 2021, Rev., 5.00%, 8/1/2028	70,000	76,338
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2025	75,000	75,651
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	45,424
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2022A, Rev., 5.00%, 2/15/2025	30,000	30,283
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,328
Series 2017 C, Rev., 5.00%, 2/15/2028	25,000	25,818
Series 2020 A, Rev., 5.00%, 2/15/2028	30,000	32,260
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	50,000	50,651
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	506,511
Via Metropolitan Transit Rev., 5.00%, 7/15/2026	45,000	46,880
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,302
Total Texas		140,670,614
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	100,000	102,999
University of Utah (The)
Series 2017 A, Rev., 5.00%, 8/1/2025	100,000	102,156
Series 2017 B1, Rev., 5.00%, 8/1/2025	25,000	25,539
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	859,573
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,969
Utah State University Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,340
Utah Telecommunication Open Infrastructure Agency
Series 2022, Rev., 5.00%, 6/1/2025	50,000	50,703
Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,695
Utah Transit Authority, Sales Tax
Series 2015 A, Rev., 4.00%, 6/15/2025 (b)	55,000	55,581
Series 2015 A, Rev., 5.00%, 6/15/2025	75,000	76,357
Series 2015 A, Rev., 5.00%, 6/15/2025 (b)	110,000	112,009
Washington County Water Conservancy District
Series 2015, Rev., 5.00%, 10/1/2024	75,000	75,104
Series 2017 A, Rev., 5.00%, 10/1/2024	245,000	245,340
Total Utah		1,836,365
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 2015-1, Rev., 5.00%, 12/1/2024	25,000	25,132
Virginia — 0.4%
City of Alexandria Series 2017 C, GO, 5.00%, 7/1/2025	80,000	81,543
City of Hampton Series 2015B, GO, 5.00%, 9/1/2024 (b)	100,000	100,000
City of Norfolk Rev., 5.00%, 11/1/2024	365,000	366,161
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2025	25,000	25,510
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20,000	20,433
City of Richmond Series 2017 B, GO, 5.00%, 7/15/2025	25,000	25,531
City of Richmond Public Utility
Series 2016 A, Rev., 5.00%, 1/15/2025	35,000	35,284
Series 2016 A, Rev., 5.00%, 1/15/2026	450,000	465,540
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,980
Commonwealth of Virginia Series 2024B, GO, 5.00%, 6/1/2025	35,000	35,596
County of Fairfax
Series 2015C, GO, 5.00%, 10/1/2025	20,000	20,521
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	31,127
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	26,011
County of Loudoun Series 2019 A, GO, 5.00%, 12/1/2024	40,000	40,198
Franklin County Industrial Development Authority Series 2020, Rev., 5.00%, 10/15/2024	25,000	25,048
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	2,140,000	2,200,125
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	30,000	31,394
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	3,095,000	3,224,409
Loudoun County Economic Development Authority
Series 2015, Rev., 5.00%, 12/1/2024	65,000	65,301
Series 2016 B, Rev., 5.00%, 12/1/2024	50,000	50,232
Series 2022A, Rev., 5.00%, 12/1/2024	30,000	30,139
Series 2020A, Rev., 5.00%, 12/1/2025	75,000	77,139
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	235

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	95,876
Prince William County Industrial Development Authority Series 2020 A, Rev., 5.00%, 10/1/2024	580,000	580,867
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	370,000	377,219
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	250,000	252,232
Series 2017 E, Rev., 5.00%, 2/1/2026	140,000	144,839
Series 2023 A, Rev., 5.00%, 2/1/2026	35,000	36,210
Series 2020 A, Rev., 5.00%, 2/1/2028	20,000	21,626
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2019 B, Rev., 5.00%, 2/1/2026	45,000	46,556
Series 2017 E, Rev., 5.00%, 2/1/2027	45,000	47,650
Series 2017 E, Rev., 5.00%, 2/1/2029	250,000	269,023
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2025	40,000	40,664
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Rev., GAN, 5.00%, 9/15/2024	25,000	25,017
Rev., GAN, 5.00%, 3/15/2028	70,000	73,247
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2025	30,000	30,370
Rev., GAN, 5.00%, 3/15/2026	30,000	31,134
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,437,560
Virginia Commonwealth University Series 2020 A, Rev., 5.00%, 11/1/2026	55,000	57,629
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	45,764
Virginia Public Building Authority
Series 2015B, Rev., 5.00%, 8/1/2025	25,000	25,551
Series 2019A, Rev., 5.00%, 8/1/2025	70,000	71,541
Series B, Rev., 5.00%, 8/1/2025	190,000	194,184
Virginia Public Building Authority, Public Facilities Series C, Rev., 4.00%, 9/9/2024	25,000	25,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Public School Authority, Prince William County Series 2016, Rev., 5.00%, 8/1/2025	75,000	76,693
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,011
Total Virginia		11,024,688
Washington — 2.1%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,121
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	1,000,000	986,966
Central Puget Sound Regional Transit Authority
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	115,000	118,160
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	190,274
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	120,000	123,297
Central Washington University Rev., 4.00%, 5/1/2026	270,000	270,078
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	36,036
City of Olympia Series 2019, GO, 5.00%, 12/1/2024	60,000	60,288
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,120
City of Redmond Utility Series 2014, Rev., 5.00%, 12/1/2024 (b)	250,000	251,144
City of Redmond, Utility System Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,607,323
City of Seattle
Series 2015A, GO, 5.00%, 6/1/2025	70,000	71,199
Series 2020A, GO, 5.00%, 8/1/2025	25,000	25,544
City of Seattle Municipal Light and Power
Series 2019 B, Rev., 5.00%, 2/1/2025	75,000	75,685
Series 2015A, Rev., 5.00%, 5/1/2025	60,000	60,925
Series 2017 C, Rev., 5.00%, 9/1/2025	105,000	107,603
Series 2018 A, Rev., 5.00%, 1/1/2026	70,000	72,324
Series 2016B, Rev., 5.00%, 4/1/2026	145,000	150,741
Series 2020 A, Rev., 5.00%, 7/1/2026	85,000	88,909
City of Vancouver Series 2015B, GO, 5.00%, 12/1/2024	20,000	20,094
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	66,923
Clark County School District No. 37 Vancouver, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	245,000	246,169
County of King
Series 2015A, GO, 5.00%, 7/1/2026	50,000	50,376
Series 2017, GO, 5.00%, 7/1/2026	100,000	104,562
County of King Sewer
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	285,000	286,956
Series 2018 B, Rev., 5.00%, 7/1/2025	55,000	56,086
County of King, Limited Tax Series 2015A, GO, 5.00%, 1/1/2025 (b)	200,000	201,300
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	58,230
County of Kitsap Series 2015, GO, 5.00%, 6/1/2025	100,000	101,676
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	60,276
County of Thurston Series 2016, GO, 5.00%, 12/1/2024	35,000	35,170
Energy Northwest
Series 2015-A, Rev., 5.00%, 7/1/2025	40,000	40,776
Series 2015C, Rev., 5.00%, 7/1/2025	115,000	117,230
Energy Northwest, Bonneville Power Administative Series 2016-A, Rev., 5.00%, 7/1/2025	335,000	341,497
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	25,000	26,093
Series 2024 B, Rev., 5.00%, 7/1/2026	3,580,000	3,736,578
Series 2015-A, Rev., 5.00%, 7/1/2027	30,000	30,562
Series 2024 B, Rev., 5.00%, 7/1/2027	1,500,000	1,599,758
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2025	25,000	25,485
Franklin County School District No. 1 Pasco Series 2015, GO, 5.00%, 12/1/2024	45,000	45,207
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,042,577
FYI Properties Series 2019, Rev., 5.00%, 6/1/2026	300,000	311,481
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,124
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	90,000	90,436
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	235,000	236,087
Series 2015B, GO, 5.00%, 12/1/2024 (b)	305,000	306,321
King County School District No. 210 Federal Way, Unlimited Tax Series 2015, GO, 4.00%, 12/1/2024	125,000	125,311
King County School District No. 401 Highline, Unlimited Tax
Series 2015, GO, 4.00%, 12/1/2024	50,000	50,112
Series 2017, GO, 5.00%, 12/1/2024	60,000	60,279
Series 2022B, GO, 5.00%, 12/1/2024	50,000	50,232
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2024	95,000	95,236
Series 2017, GO, 4.00%, 12/1/2025	35,000	35,567
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2024	185,000	185,883
Series 2016, GO, 5.00%, 12/1/2024	25,000	25,119
King County School District No. 411 Issaquah, Unlimited Tax
GO, 5.00%, 12/1/2024	20,000	20,097
Series 2015, GO, 5.00%, 12/1/2024	20,000	20,097
Series 2022, GO, 5.00%, 12/1/2025	110,000	113,254
Kittitas County School District No. 401 Ellensburg Series 2015, GO, 5.00%, 12/1/2024	25,000	25,122
Pierce County School District No. 10 Tacoma
Series 2012, GO, 5.00%, 12/1/2024	55,000	55,272
Series 2014, GO, 5.25%, 12/1/2024 (b)	100,000	100,543
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	293,756
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2024	75,000	75,349
Pierce County School District No. 401 Peninsula Series 2020, GO, 5.00%, 12/1/2024	160,000	160,783
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2025	140,000	142,980
Series 2016, Rev., 5.00%, 2/1/2026	130,000	134,329
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	237

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	235,213
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,883
Series A, Rev., 5.00%, 5/1/2027	100,000	106,107
Rev., 5.00%, 2/1/2028	80,000	82,310
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	76,085
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,870
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	99,685
Port of Tacoma, Limited Tax Series 2016 A, GO, 5.00%, 12/1/2024	20,000	20,097
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,357
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-123, Rev., VRDO, LOC : Royal Bank of Canada, 3.04%, 9/12/2024 (c) (e)	5,860,000	5,860,000
Snohomish County School District No. 15 Edmonds Series 2014, GO, 5.00%, 9/2/2024	40,000	40,000
Snohomish County School District No. 201 Snohomish Series 2016, GO, 5.00%, 12/1/2024	60,000	60,294
Snohomish County School District No. 6 Mukilteo Series 2022, GO, 5.00%, 12/1/2024	55,000	55,280
State of Washington
Series 2020 D, COP, 5.00%, 7/1/2025	50,000	50,949
Series 2022 B, COP, 5.00%, 7/1/2025	120,000	122,277
Series 2019D, COP, 5.00%, 7/1/2026	100,000	104,282
Series R-2015D, GO, 5.00%, 7/1/2028	20,000	20,135
State of Washington Motor Vehicle Fuel Tax
Series R-2020B, GO, 5.00%, 1/1/2025	100,000	100,685
Series R-2016C, GO, 5.00%, 7/1/2025	50,000	50,965
Series R-2015F, GO, 5.00%, 7/1/2027	20,000	20,139
Series R-2015F, GO, 5.00%, 7/1/2028	20,000	20,135
State of Washington, Various Purpose
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,006,717
Series 2015B, GO, 5.00%, 2/1/2025	25,000	25,221
Series R-2022C, GO, 5.00%, 7/1/2025	30,000	30,579
Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,433
Series 2020A, GO, 5.00%, 8/1/2025	70,000	71,516
Series R-2017 C, GO, 5.00%, 8/1/2025	50,000	51,069
Series R-2018 D, GO, 5.00%, 8/1/2025	55,000	56,191
Series R-2018C, GO, 5.00%, 8/1/2025	155,000	158,357
Series 2019 C, GO, 5.00%, 2/1/2026	150,000	155,145
Series 2020A, GO, 5.00%, 8/1/2026	25,000	26,169
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,615,071
Series R-2015C, GO, 5.00%, 7/1/2028	70,000	70,471
Series 2024 A, GO, 5.00%, 8/1/2028	1,010,000	1,103,770
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2024	25,000	25,124
Series A, Rev., 5.00%, 12/1/2024	20,000	20,099
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,188
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,765
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	75,000	76,290
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	560,000	569,307
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2024	1,055,000	1,055,437
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,014
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,033,517
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2024 (e)	145,000	145,576
Rev., 5.00%, 3/1/2026	500,000	504,500
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,100,000	1,131,639
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	6,717,819
Whatcom County School District No. 501 Bellingham Series 2023, GO, 5.00%, 12/1/2024	35,000	35,166
Whitman County School District No. 267 Pullman, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2024	35,000	35,171
Yelm Community School District No. 2 Series 2019, GO, 5.00%, 12/1/2024	50,000	50,245
Total Washington		58,699,402
West Virginia — 0.1%
State of West Virginia Series 2015A, GO, 5.00%, 6/1/2025	130,000	132,214
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	100,000	106,380
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	191,228
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	805,000	806,568
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	95,058
West Virginia Hospital Finance Authority Series 2016A, Rev., 5.00%, 6/1/2025	345,000	349,771
West Virginia Water Development Authority Series 2016 A, Rev., 5.00%, 10/1/2024	125,000	125,183
Total West Virginia		1,806,402
Wisconsin — 1.4%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	460,072
City of Madison Series 2016A, GO, 4.00%, 10/1/2024	20,000	20,013
City of Madison Sewer System Series 2020-D, Rev., 5.00%, 12/1/2024	100,000	100,441
City of Watertown Rev., 4.00%, 10/1/2025	1,225,000	1,230,096
City of Waukesha Series 2023B, GO, 5.00%, 10/1/2024	265,000	265,353
County of Milwaukee Series 2019 A, GO, 5.00%, 10/1/2024	675,000	675,922
Public Finance Authority, Rose Villa Project Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	2,550,000	2,560,735
State of Wisconsin
Series 2014-4, GO, 5.00%, 11/1/2024	90,000	90,264
Series 2016-2, GO, 5.00%, 11/1/2024	20,000	20,064
Series 2019 A, Rev., 5.00%, 5/1/2025 (b)	35,000	35,510
Series 2016-1, GO, 5.00%, 11/1/2025	50,000	50,695
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	298,256
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,712
Series 2017 B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,818
Series 2024 1, GO, 5.00%, 5/1/2026	30,000	31,215
Series 2016A, GO, 5.00%, 5/1/2027	50,000	50,679
State of Wisconsin Environmental Improvement Fund
Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	145,000	147,410
Series 2018A, Rev., 5.00%, 6/1/2025	580,000	589,964
Series 2017 A, Rev., 5.00%, 6/1/2027	75,000	76,225
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wauwatosa School District Series 2019B, GO, 5.00%, 9/1/2024	65,000	65,000
Wisconsin Department of Transportation Series 2015- 1, Rev., 5.00%, 7/1/2026	65,000	66,195
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (c)	2,640,000	2,651,766
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	450,000	464,727
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,005,000	1,030,352
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,250,000	1,254,416
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016 A, Rev., 5.00%, 11/15/2027	50,000	51,837
Series 2016 A, Rev., 5.00%, 11/15/2029	400,000	414,175
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	410,000	411,310
Series 2019A, Rev., 5.00%, 11/15/2024	300,000	300,958
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,130,522
Series 2016A, Rev., 5.00%, 11/15/2028	130,000	134,708
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.55%, 9/3/2024 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2026	300,000	300,983
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2019, Rev., 5.00%, 10/1/2024	50,000	50,059
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,153
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	69,696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	239

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,939
Rev., 4.00%, 8/15/2025 (b)	780,000	785,544
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	270,000	270,614
Series 2014A, Rev., 5.00%, 12/1/2025	825,000	827,244
Total Wisconsin		38,214,642
Total Municipal Bonds (Cost $2,493,644,172)		2,499,806,354
	SHARES
Short-Term Investments — 10.0%
Investment Companies — 10.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (g) (h) (Cost $276,721,488)	276,702,000	276,729,670
Total Investments — 100.1% (Cost $2,770,365,660)		2,776,536,024
Liabilities in Excess of Other Assets — (0.1)%		(2,600,922)
NET ASSETS — 100.0%		2,773,935,102

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
ASSETS:
Investments in non-affiliates, at value	$524,038,931	$3,526,102,162	$1,941,886,064	$448,121,313
Investments in affiliates, at value	41,465,102	581,319,017	59,296,537	13,623,183
Restricted cash for delayed delivery securities	—	—	550,000	—
Cash	685,083	30,967	226,631	61,996
Foreign currency, at value	—	500	264	97,825
Deposits at broker for futures contracts	453,000	12,529,000	5,046,000	2,368,730
Deposits at broker for centrally cleared swaps	—	20,000	1,563,000	2,068,000
Receivables:
Investment securities sold	—	—	33,130	95,352
Investment securities sold — delayed delivery securities	—	—	105,830,739	—
Fund shares sold	16,179,567	19,085,410	8,296,428	4,820,397
Interest from non-affiliates	2,354,380	24,815,552	15,602,713	5,901,962
Dividends from non-affiliates	—	106	—	—
Dividends from affiliates	5,931	83,155	8,673	1,949
Tax reclaims	—	—	—	35,549
Variation margin on futures contracts	—	—	395,556	428,439
Variation margin on centrally cleared swaps	—	—	16,498	301,100
Unrealized appreciation on forward foreign currency exchange contracts	—	13,956	—	2,815,895
Total Assets	585,181,994	4,163,999,825	2,138,752,233	480,741,690
LIABILITIES:
Payables:
TBA short commitments, at value	—	—	106,230,472	—
Investment securities purchased	10,477,099	3,750,646	7,016,267	865,275
Investment securities purchased — delayed delivery securities	31,146,476	300,210,862	144,774,225	—
Variation margin on futures contracts	70,398	3,485,349	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	99,714	—	4,786,942
Variation margin on centrally cleared swaps	—	20,000	—	—
Outstanding OTC swap contracts, at value	—	—	163,937	—
Accrued liabilities:
Management fees (See Note 3.A.)	95,246	1,144,873	570,075	194,307
Deferred foreign capital gains tax	—	—	—	3,950
Total Liabilities	41,789,219	308,711,444	258,754,976	5,850,474
Net Assets	$543,392,775	$3,855,288,381	$1,879,997,257	$474,891,216
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	241

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
NET ASSETS:
Paid-in-Capital	$525,749,029	$3,784,126,434	$1,866,096,621	$495,058,371
Total distributable earnings (loss)	17,643,746	71,161,947	13,900,636	(20,167,155)
Total Net Assets	$543,392,775	$3,855,288,381	$1,879,997,257	$474,891,216
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	10,100,000	81,000,000	40,950,000	9,900,000
Net asset value, per share	$53.80	$47.60	$45.91	$47.97
Cost of investments in non-affiliates	$509,972,533	$3,459,871,256	$1,918,895,250	$456,003,316
Cost of investments in affiliates	41,465,102	581,319,017	59,279,315	13,623,183
Cost of foreign currency	—	504	259	96,598
Proceeds from short TBAs	—	—	105,830,739	—
Net upfront payments/(receipts) on centrally cleared swaps	—	—	369,917	(1,861)
Net upfront payments on OTC swap contracts	—	—	20,640	—
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$1,575,275,936	$430,080,757	$22,093,226,313	$2,499,806,354
Investments in affiliates, at value	141,636,695	13,391,020	2,738,043,278	276,729,670
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	—	—	18,081,262	—
Repurchase agreements, at value	—	—	240,000,000	—
Cash	—	67,223	10,351,899	4,040,974
Foreign currency, at value	—	63	—	—
Deposits at broker for futures contracts	1,239,000	—	—	—
Receivables:
Investment securities sold	—	3,353,662	18,454,698	—
Fund shares sold	—	—	136,792,061	17,835,077
Interest from non-affiliates	15,401,482	3,191,642	191,889,214	26,320,615
Dividends from affiliates	419,950	1,959	391,666	682,586
Securities lending income (See Note 2.F.)	—	—	6,277	—
Variation margin on futures contracts	108,258	—	—	—
Total Assets	1,734,081,321	450,086,326	25,447,236,668	2,825,415,276
LIABILITIES:
Payables:
Due to custodian	4,629	—	—	—
Investment securities purchased	11,211,604	4,430,149	—	25,532,631
Investment securities purchased — delayed delivery securities	45,042,827	1,889,422	49,300,000	25,558,974
Collateral received on securities loaned (See Note 2.F.)	—	—	18,081,262	—
Variation margin on futures contracts	—	19,540	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	235,932	128,905	3,630,285	388,569
Total Liabilities	56,494,992	6,468,016	71,011,547	51,480,174
Net Assets	$1,677,586,329	$443,618,310	$25,376,225,121	$2,773,935,102
NET ASSETS:
Paid-in-Capital	$1,658,616,777	$448,695,527	$25,290,899,611	$2,782,158,566
Total distributable earnings (loss)	18,969,552	(5,077,217)	85,325,510	(8,223,464)
Total Net Assets	$1,677,586,329	$443,618,310	$25,376,225,121	$2,773,935,102
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	32,950,000	9,400,000	501,050,000	54,450,000
Net asset value, per share	$50.91	$47.19	$50.65	$50.94
Cost of investments in non-affiliates	$1,551,782,034	$427,336,485	$22,012,757,397	$2,493,644,172
Cost of investments in affiliates	141,630,893	13,387,586	2,738,043,278	276,721,488
Cost of repurchase agreements	—	—	240,000,000	—
Cost of foreign currency	—	61	—	—
Investment securities on loan, at value (See Note 2.F.)	—	—	17,530,469	—
Cost of investment of cash collateral (See Note 2.F.)	—	—	18,081,262	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	243

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$7,120,441	$79,909,180	$45,784,853	$11,198,418
Interest income from affiliates	425	28,692	3,975	2,123
Dividend income from non-affiliates	—	102,099	222,234	—
Dividend income from affiliates	528,604	10,615,963	2,171,889	318,072
Foreign taxes withheld (net)	—	2,662	—	(3,302)
Total investment income	7,649,470	90,658,596	48,182,951	11,515,311
EXPENSES:
Management fees (See Note 3.A.)	395,793	6,148,965	2,788,653	1,101,359
Interest expense to non-affiliates	—	24,547	1,140	1,814
Interest expense to affiliates	—	12,796	3,596	338
Total expenses	395,793	6,186,308	2,793,389	1,103,511
Less fees waived	—	(121,302)	(28,508)	—
Net investment income (loss)	7,253,677	84,593,590	45,418,070	10,411,800
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	697,285	6,660,027	1,152,305	(3,333,166)(a)
Investments in affiliates	—	—	(4,078)	—
Futures contracts	719,031	17,271,045	675,327	918,425
Foreign currency transactions	—	(1,137)	—	(296,493)
Forward foreign currency exchange contracts	—	25,150	(1,347,307)	2,471,320
Swaps	—	84,551	(2,185,290)	(901,013)
Net realized gain (loss)	1,416,316	24,039,636	(1,709,043)	(1,140,927)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,582,721	81,781,596	20,454,497	9,460,761 (b)
Investments in affiliates	—	—	17,206	—
Futures contracts	(89,998)	(7,944,637)	1,406,522	(227,864)
Foreign currency translations	—	(10,970)	6	(365,987)
Forward foreign currency exchange contracts	—	(103,340)	159,914	(1,882,774)
Swaps	—	(125,493)	1,525,256	714,165
Change in net unrealized appreciation/depreciation	9,492,723	73,597,156	23,563,401	7,698,301
Net realized/unrealized gains (losses)	10,909,039	97,636,792	21,854,358	6,557,374
Change in net assets resulting from operations	$18,162,716	$182,230,382	$67,272,428	$16,969,174

(a)
Net of foreign capital gains tax of $13,184.
(b)
Net of change in foreign capital gains tax of $(3,950)
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$24,843,839	$10,995,621	$623,099,854	$44,409,141
Interest income from affiliates	—	5,062	26,211	—
Dividend income from affiliates	2,242,776	320,155	32,351,903	2,979,227
Income from securities lending (net) (See Note 2.F.)	—	53	34,201	—
Total investment income	27,086,615	11,320,891	655,512,169	47,388,368
EXPENSES:
Management fees (See Note 3.A.)	1,204,505	719,274	20,789,633	2,299,006
Interest expense to non-affiliates	883	689	—	—
Interest expense to affiliates	1,895	1,201	8,892	7,184
Total expenses	1,207,283	721,164	20,798,525	2,306,190
Net investment income (loss)	25,879,332	10,599,727	634,713,644	45,082,178
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(840,007)	569,790	3,117,795	(269,619)
Investments in affiliates	2,119	(2,153)	—	(3,757)
Futures contracts	1,027,092	142,903	11,187,052	—
Swaps	—	34,077	—	—
Net realized gain (loss)	189,204	744,617	14,304,847	(273,376)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,426,413	7,845,190	85,909,763	7,916,288
Investments in affiliates	1,239	2,293	—	(3,015)
Futures contracts	370,333	93,336	61,893	—
Foreign currency translations	—	2	—	—
Swaps	—	(22,642)	—	—
Change in net unrealized appreciation/depreciation	4,797,985	7,918,179	85,971,656	7,913,273
Net realized/unrealized gains (losses)	4,987,189	8,662,796	100,276,503	7,639,897
Change in net assets resulting from operations	$30,866,521	$19,262,523	$734,990,147	$52,722,075
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	245

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Bond ETF		JPMorgan Core Plus Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (a)	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,253,677	$2,978,272	$84,593,590	$76,636,905
Net realized gain (loss)	1,416,316	309,974	24,039,636	(21,631,586)
Change in net unrealized appreciation/depreciation	9,492,723	4,542,961	73,597,156	29,798,569
Change in net assets resulting from operations	18,162,716	7,831,207	182,230,382	84,803,888
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,149,847)	(2,200,330)	(78,824,578)	(67,705,618)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	336,003,485	189,745,544	1,121,786,084	1,850,324,642
NET ASSETS:
Change in net assets	348,016,354	195,376,421	1,225,191,888	1,867,422,912
Beginning of period	195,376,421	—	2,630,096,493	762,673,581
End of period	$543,392,775	$195,376,421	$3,855,288,381	$2,630,096,493
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$336,003,485	$189,745,544	$1,121,786,084	$1,850,324,642
Total change in net assets resulting from capital transactions	$336,003,485	$189,745,544	$1,121,786,084	$1,850,324,642
SHARE TRANSACTIONS:
Issued	6,350,000	3,750,000	24,100,000	40,400,000
Net increase in shares from transactions	6,350,000	3,750,000	24,100,000	40,400,000

(a)
Commencement of operations was October 11, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan Income ETF		JPMorgan International Bond Opportunities ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$45,418,070	$40,696,917	$10,411,800	$15,984,124
Net realized gain (loss)	(1,709,043)	(12,534,107)	(1,140,927)	(9,460,126)
Change in net unrealized appreciation/depreciation	23,563,401	15,079,407	7,698,301	14,118,547
Change in net assets resulting from operations	67,272,428	43,242,217	16,969,174	20,642,545
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(41,637,637)	(36,944,460)	(9,765,983)	(15,982,342)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	782,378,704	716,775,115	52,041,572	126,478,814
NET ASSETS:
Change in net assets	808,013,495	723,072,872	59,244,763	131,139,017
Beginning of period	1,071,983,762	348,910,890	415,646,453	284,507,436
End of period	$1,879,997,257	$1,071,983,762	$474,891,216	$415,646,453
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$782,378,704	$716,775,115	$52,041,572	$126,478,814
Total change in net assets resulting from capital transactions	$782,378,704	$716,775,115	$52,041,572	$126,478,814
SHARE TRANSACTIONS:
Issued	17,220,000	15,960,000	1,100,000	2,700,000
Net increase in shares from transactions	17,220,000	15,960,000	1,100,000	2,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	247

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Municipal ETF		JPMorgan Short Duration Core Plus ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,879,332	$24,200,237	$10,599,727	$11,509,716
Net realized gain (loss)	189,204	(5,646,974)	744,617	(2,571,595)
Change in net unrealized appreciation/depreciation	4,797,985	24,455,748	7,918,179	4,621,203
Change in net assets resulting from operations	30,866,521	43,009,011	19,262,523	13,559,324
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(24,375,190)	(21,710,674)	(10,210,443)	(10,842,777)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	449,607,608	792,046,510	24,008,380	217,419,306
NET ASSETS:
Change in net assets	456,098,939	813,344,847	33,060,460	220,135,853
Beginning of period	1,221,487,390	408,142,543	410,557,850	190,421,997
End of period	$1,677,586,329	$1,221,487,390	$443,618,310	$410,557,850
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$449,607,608	$801,786,305	$69,526,821	$217,419,306
Cost of shares redeemed	—	(9,739,795)	(45,518,441)	—
Total change in net assets resulting from capital transactions	$449,607,608	$792,046,510	$24,008,380	$217,419,306
SHARE TRANSACTIONS:
Issued	8,900,000	16,050,000	1,500,000	4,720,000
Redeemed	—	(200,000)	(970,000)	—
Net increase in shares from transactions	8,900,000	15,850,000	530,000	4,720,000
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan Ultra-Short Income ETF		JPMorgan Ultra-Short Municipal Income ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$634,713,644	$1,163,077,850	$45,082,178	$82,321,503
Net realized gain (loss)	14,304,847	(105,093,759)	(273,376)	(4,860,493)
Change in net unrealized appreciation/depreciation	85,971,656	136,089,931	7,913,273	12,205,909
Change in net assets resulting from operations	734,990,147	1,194,074,022	52,722,075	89,666,919
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(618,037,552)	(1,144,625,684)	(45,047,975)	(80,461,934)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,744,763,498	(2,679,440,077)	129,644,083	106,950,433
NET ASSETS:
Change in net assets	2,861,716,093	(2,629,991,739)	137,318,183	116,155,418
Beginning of period	22,514,509,028	25,144,500,767	2,636,616,919	2,520,461,501
End of period	$25,376,225,121	$22,514,509,028	$2,773,935,102	$2,636,616,919
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,208,258,159	$2,934,297,175	$198,102,322	$478,569,416
Cost of shares redeemed	(463,494,661)	(5,613,737,252)	(68,458,239)	(371,618,983)
Total change in net assets resulting from capital transactions	$2,744,763,498	$(2,679,440,077)	$129,644,083	$106,950,433
SHARE TRANSACTIONS:
Issued	63,650,000	58,450,000	3,900,000	9,450,000
Redeemed	(9,200,000)	(111,900,000)	(1,350,000)	(7,350,000)
Net increase (decrease) in shares from share transactions	54,450,000	(53,450,000)	2,550,000	2,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	249

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	$52.10	$1.31	$1.61	$2.92	$(1.22)	$—	$(1.22)
October 11, 2023 (f) through February 29, 2024	49.87	1.01	1.95	2.96	(0.73)	—	(0.73)
JPMorgan Core Plus Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	46.22	1.24	1.32	2.56	(1.18)	—	(1.18)
Year Ended February 29, 2024	46.22	2.27	(0.21)	2.06	(2.06)	—	(2.06)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
Year Ended February 28, 2021	54.17	0.97	0.70 (g)	1.67	(0.88)	(0.65)	(1.53)
Year Ended February 29, 2020	50.36	1.45	4.13	5.58	(1.44)	(0.33)	(1.77)
JPMorgan Income ETF
Six Months Ended August 31, 2024 (Unaudited)	45.17	1.46	0.69	2.15	(1.41)	—	(1.41)
Year Ended February 29, 2024	44.90	2.84	0.06	2.90	(2.63)	—	(2.63)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 (f) through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Six Months Ended August 31, 2024 (Unaudited)	47.23	1.12	0.67	1.79	(1.05)	—	(1.05)
Year Ended February 29, 2024	46.64	2.12	0.62	2.74	(2.15)	—	(2.15)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)
Year Ended February 28, 2021	49.98	1.45	1.00 (g)	2.45	(1.39)	—	(1.39)
Year Ended February 29, 2020	48.75	1.71	1.86	3.57	(2.34)	—	(2.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(i)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$53.80	$54.02	5.72%	5.86%	$543,392,775	0.27%	4.95%	0.27%	52%
52.10	52.24	5.95	6.23	195,376,421	0.29	5.06	0.29	78

47.60	47.75	5.66	5.71	3,855,288,381	0.38	5.32	0.39	54
46.22	46.34	4.58	4.65	2,630,096,493	0.39	4.94	0.39	57
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81
54.31	54.48	3.08	2.87	146,648,110	0.36	1.76	0.36	272
54.17	54.44	11.24	11.52	54,168,824	0.38	2.76	0.69 (h)	91

45.91	46.12	4.86	4.86	1,879,997,257	0.39	6.43	0.40	80
45.17	45.37	6.67	6.27	1,071,983,762	0.40	6.33	0.40	162
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(i)	137,861,001	0.39	3.47	0.39	13

47.97	48.25	3.86	3.75	474,891,216	0.50	4.71	0.50	25
47.23	47.55	6.08	6.31	415,646,453	0.50	4.56	0.50	25
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
51.04	51.34	5.02	5.95	250,097,283	0.50	2.90	0.50	136
49.98	49.83	7.39	6.89	169,928,839	0.53	3.40	0.69 (h)	88
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	251

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal ETF
Six Months Ended August 31, 2024 (Unaudited)	$50.79	$0.92	$0.08	$1.00	$(0.88)	$—	$(0.88)
Year Ended February 29, 2024	49.77	1.77	0.89	2.66	(1.64)	—	(1.64)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
Year Ended February 28, 2021	55.15	1.00	(0.71)	0.29	(0.94)	(0.13)	(1.07)
Year Ended February 29, 2020	51.92	1.24	3.91	5.15	(1.22)	(0.70)	(1.92)
JPMorgan Short Duration Core Plus ETF
Six Months Ended August 31, 2024 (Unaudited)	46.29	1.13	0.85	1.98	(1.08)	—	(1.08)
Year Ended February 29, 2024	45.88	2.01	0.35	2.36	(1.95)	—	(1.95)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (g) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Six Months Ended August 31, 2024 (Unaudited)	50.41	1.35	0.22	1.57	(1.33)	—	(1.33)
Year Ended February 29, 2024	50.28	2.49	0.10	2.59	(2.46)	—	(2.46)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2021	50.51	0.58	0.28	0.86	(0.59)	—(i )	(0.59)
Year Ended February 29, 2020	50.20	1.28	0.32	1.60	(1.29)	—	(1.29)
JPMorgan Ultra-Short Municipal Income ETF
Six Months Ended August 31, 2024 (Unaudited)	50.80	0.86	0.14	1.00	(0.86)	—	(0.86)
Year Ended February 29, 2024	50.61	1.63	0.16	1.79	(1.60)	—	(1.60)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended February 28, 2021	50.53	0.32	0.52	0.84	(0.36)	—	(0.36)
Year Ended February 29, 2020	50.26	0.78	0.26	1.04	(0.77)	—	(0.77)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$50.91	$50.88	2.01%	1.85%	$1,677,586,329	0.17%	3.61%	0.17%	24%
50.79	50.84	5.46	5.48	1,221,487,390	0.17	3.54	0.17	27
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48
54.37	54.35	0.54	0.67	76,120,305	0.23	1.84	0.23	56
55.15	55.06	10.09	9.71	52,390,882	0.23	2.31	0.67 (f)	51

47.19	47.19	4.36	4.29	443,618,310	0.33	4.83	0.33	34
46.29	46.32	5.28	5.41	410,557,850	0.33	4.39	0.33	48
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(h)	192,461,679	0.32	1.26	0.32	175

50.65	50.67	3.17	3.14	25,376,225,121	0.18	5.34	0.18	32
50.41	50.44	5.29	5.31	22,514,509,028	0.17	4.97	0.17	77
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70
50.78	50.79	1.72	1.67	16,144,037,713	0.17	1.14	0.17	94
50.51	50.54	3.22	3.22	11,591,489,504	0.18	2.53	0.22 (f)	46

50.94	50.94	2.00	1.98	2,773,935,102	0.17	3.37	0.17	36
50.80	50.81	3.59	3.67	2,636,616,919	0.17	3.23	0.17	76
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
51.01	51.03	1.66	1.64	1,410,311,158	0.16	0.63	0.16	67
50.53	50.56	2.09	2.09	207,185,582	0.18	1.55	0.34 (f)	153
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	253

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 8 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Bond ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Active Bond ETF (“Active Bond ETF”) is to seek to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Bond ETF	New York Stock Exchange LLC
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	NYSE Arca, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation

254

Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Active Bond ETF, Core Plus Bond ETF and Income ETF at August 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

255

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$86,285,000	$11,811,597	$98,096,597
Collateralized Mortgage Obligations	—	32,996,430	7,173,798	40,170,228
Commercial Mortgage-Backed Securities	—	38,653,726	5,447,417	44,101,143
Corporate Bonds	—	73,802,828	—	73,802,828
Foreign Government Securities	—	869,341	—	869,341
Mortgage-Backed Securities	—	111,124,679	5,834,382	116,959,061
U.S. Treasury Obligations	—	150,039,733	—	150,039,733
Short-Term Investments
Investment Companies	41,465,102	—	—	41,465,102
Total Investments in Securities	$41,465,102	$493,771,737	$30,267,194	$565,504,033
Appreciation in Other Financial Instruments
Futures Contracts	$5,703	$—	$—	$5,703
Depreciation in Other Financial Instruments
Futures Contracts	(36,417)	—	—	(36,417)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(30,714)	$—	$—	$(30,714)

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$525,949,146	$45,847,583	$571,796,729
Collateralized Mortgage Obligations	—	107,985,585	44,964,155	152,949,740
Commercial Mortgage-Backed Securities	—	246,913,344	42,103,487	289,016,831
Common Stocks
Diversified Telecommunication Services	—	—	280	280
Health Care Providers & Services	—	—	197	197
Oil, Gas & Consumable Fuels	13,781	—	—	13,781
Specialty Retail	—	—	135	135
Wireless Telecommunication Services	—	—	10,125	10,125
Total Common Stocks	13,781	—	10,737	24,518
Corporate Bonds
Aerospace & Defense	—	17,360,317	—	17,360,317
Automobile Components	—	7,826,002	—	7,826,002

256

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobiles	$—	$5,807,381	$—	$5,807,381
Banks	—	228,549,089	—	228,549,089
Beverages	—	2,902,750	—	2,902,750
Biotechnology	—	19,151,906	—	19,151,906
Broadline Retail	—	2,594,756	—	2,594,756
Building Products	—	11,492,084	—	11,492,084
Capital Markets	—	74,948,857	—	74,948,857
Chemicals	—	12,412,215	—	12,412,215
Commercial Services & Supplies	—	10,697,167	—	10,697,167
Communications Equipment	—	841,168	—	841,168
Construction & Engineering	—	5,860,555	—	5,860,555
Construction Materials	—	1,099,691	—	1,099,691
Consumer Finance	—	29,975,175	—	29,975,175
Consumer Staples Distribution & Retail	—	7,923,250	41,410	7,964,660
Containers & Packaging	—	13,660,325	—	13,660,325
Distributors	—	2,151,223	—	2,151,223
Diversified Consumer Services	—	2,193,027	—	2,193,027
Diversified REITs	—	1,763,896	—	1,763,896
Diversified Telecommunication Services	—	22,960,040	—	22,960,040
Electric Utilities	—	87,095,171	—	87,095,171
Electrical Equipment	—	2,157,751	—	2,157,751
Electronic Equipment, Instruments & Components	—	2,312,557	—	2,312,557
Energy Equipment & Services	—	6,798,236	—	6,798,236
Entertainment	—	17,374,962	—	17,374,962
Financial Services	—	13,273,815	—	13,273,815
Food Products	—	5,851,458	—	5,851,458
Gas Utilities	—	2,780,796	—	2,780,796
Ground Transportation	—	15,212,594	—	15,212,594
Health Care Equipment & Supplies	—	8,236,537	—	8,236,537
Health Care Providers & Services	—	45,468,583	—	45,468,583
Health Care REITs	—	2,630,663	—	2,630,663
Health Care Technology	—	727,667	—	727,667
Hotel & Resort REITs	—	1,406,324	—	1,406,324
Hotels, Restaurants & Leisure	—	29,903,364	—	29,903,364
Household Durables	—	4,347,003	—	4,347,003
Household Products	—	2,011,028	—	2,011,028
Independent Power and Renewable Electricity Producers	—	6,517,653	—	6,517,653
Industrial Conglomerates	—	659,692	—	659,692
Industrial REITs	—	1,359,197	—	1,359,197
Insurance	—	16,937,850	—	16,937,850
Interactive Media & Services	—	4,154,824	—	4,154,824
IT Services	—	4,490,355	—	4,490,355
Leisure Products	—	751,639	—	751,639
Life Sciences Tools & Services	—	199,860	—	199,860
Machinery	—	5,064,356	—	5,064,356
Marine Transportation	—	459,264	—	459,264
Media	—	47,892,881	—	47,892,881
Metals & Mining	—	16,407,413	—	16,407,413

257

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Real Estate Investment Trusts (REITs)	$—	$2,031,529	$—	$2,031,529
Multi-Utilities	—	21,810,007	—	21,810,007
Office REITs	—	90,126	—	90,126
Oil, Gas & Consumable Fuels	—	124,247,243	—	124,247,243
Passenger Airlines	—	5,360,820	—	5,360,820
Personal Care Products	—	1,883,193	—	1,883,193
Pharmaceuticals	—	33,701,375	—	33,701,375
Professional Services	—	318,538	—	318,538
Real Estate Management & Development	—	196,936	—	196,936
Residential REITs	—	2,895,710	—	2,895,710
Retail REITs	—	3,016,570	—	3,016,570
Semiconductors & Semiconductor Equipment	—	14,375,829	—	14,375,829
Software	—	9,800,706	—	9,800,706
Specialized REITs	—	4,385,822	—	4,385,822
Specialty Retail	—	14,636,555	—	14,636,555
Technology Hardware, Storage & Peripherals	—	6,464,200	—	6,464,200
Textiles, Apparel & Luxury Goods	—	333,733	—	333,733
Tobacco	—	20,852,917	—	20,852,917
Trading Companies & Distributors	—	12,979,816	—	12,979,816
Transportation Infrastructure	—	182,698	—	182,698
Water Utilities	—	941,272	—	941,272
Wireless Telecommunication Services	—	12,501,462	—	12,501,462
Total Corporate Bonds	—	1,127,661,424	41,410	1,127,702,834
Foreign Government Securities	—	38,784,751	—	38,784,751
Loan Assignments	—	41,727,963	—	41,727,963
Mortgage-Backed Securities	—	1,014,504,864	—	1,014,504,864
Municipal Bonds	—	71,376	—	71,376
Preferred Stocks	—	—	1,984	1,984
U.S. Treasury Obligations	—	289,519,792	—	289,519,792
Warrants	—	—	780	780
Short-Term Investments
Investment Companies	581,319,017	—	—	581,319,017
Total Investments in Securities	$581,332,798	$3,393,118,245	$132,970,136	$4,107,421,179
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$13,956	$—	$13,956
Futures Contracts	24,013	—	—	24,013
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(99,714)	—	(99,714)
Futures Contracts	(4,359,494)	—	—	(4,359,494)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,335,481)	$(85,758)	$—	$(4,421,239)

258

Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$300,305,873	$2,889,870	$303,195,743
Collateralized Mortgage Obligations	—	108,298,872	4,998,515	113,297,387
Commercial Mortgage-Backed Securities	—	410,562,267	1,845,575	412,407,842
Corporate Bonds
Aerospace & Defense	—	6,401,149	—	6,401,149
Automobile Components	—	14,903,258	—	14,903,258
Banks	—	32,556,111	—	32,556,111
Biotechnology	—	379,975	—	379,975
Broadline Retail	—	2,338,565	—	2,338,565
Building Products	—	10,289,861	—	10,289,861
Capital Markets	—	6,110,462	—	6,110,462
Chemicals	—	20,341,497	—	20,341,497
Commercial Services & Supplies	—	14,102,372	—	14,102,372
Communications Equipment	—	2,753,252	—	2,753,252
Construction & Engineering	—	1,684,054	—	1,684,054
Construction Materials	—	158,803	—	158,803
Consumer Finance	—	21,130,352	—	21,130,352
Consumer Staples Distribution & Retail	—	10,859,985	155,679	11,015,664
Containers & Packaging	—	12,685,646	—	12,685,646
Distributors	—	416,672	—	416,672
Diversified Consumer Services	—	2,219,570	—	2,219,570
Diversified REITs	—	433,352	—	433,352
Diversified Telecommunication Services	—	28,267,460	—	28,267,460
Electric Utilities	—	13,619,975	—	13,619,975
Electrical Equipment	—	526,608	—	526,608
Electronic Equipment, Instruments & Components	—	4,553,227	—	4,553,227
Energy Equipment & Services	—	3,565,805	—	3,565,805
Entertainment	—	7,623,977	—	7,623,977
Financial Services	—	7,012,193	—	7,012,193
Food Products	—	6,699,861	—	6,699,861
Gas Utilities	—	1,616,531	—	1,616,531
Ground Transportation	—	10,075,175	—	10,075,175
Health Care Equipment & Supplies	—	9,651,025	—	9,651,025
Health Care Providers & Services	—	18,345,019	—	18,345,019
Health Care Technology	—	1,141,685	—	1,141,685
Hotel & Resort REITs	—	3,448,546	—	3,448,546
Hotels, Restaurants & Leisure	—	19,724,476	—	19,724,476
Household Durables	—	6,465,383	—	6,465,383
Household Products	—	3,742,508	—	3,742,508
Independent Power and Renewable Electricity Producers	—	1,556,538	—	1,556,538
Insurance	—	707,828	—	707,828
Leisure Products	—	1,427,652	—	1,427,652
Machinery	—	2,209,650	—	2,209,650
Marine Transportation	—	918,527	—	918,527
Media	—	53,752,461	—	53,752,461
Metals & Mining	—	6,688,612	—	6,688,612
Multi-Utilities	—	3,688,410	—	3,688,410

259

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$72,607,338	$—	$72,607,338
Passenger Airlines	—	5,089,959	—	5,089,959
Personal Care Products	—	4,006,078	—	4,006,078
Pharmaceuticals	—	9,816,682	—	9,816,682
Professional Services	—	155,565	—	155,565
Real Estate Management & Development	—	401,219	—	401,219
Semiconductors & Semiconductor Equipment	—	4,219,172	—	4,219,172
Software	—	10,666,671	—	10,666,671
Specialized REITs	—	142,313	—	142,313
Specialty Retail	—	11,445,366	—	11,445,366
Technology Hardware, Storage & Peripherals	—	1,928,131	—	1,928,131
Textiles, Apparel & Luxury Goods	—	149,733	—	149,733
Trading Companies & Distributors	—	10,737,512	—	10,737,512
Wireless Telecommunication Services	—	943,140	—	943,140
Total Corporate Bonds	—	509,102,947	155,679	509,258,626
Foreign Government Securities	—	69,640,509	—	69,640,509
Loan Assignments	—	4,629,837	—	4,629,837
Mortgage-Backed Securities	—	519,092,558	10,363,562	529,456,120
Short-Term Investments
Investment Companies	59,296,537	—	—	59,296,537
Total Investments in Securities	$59,296,537	$1,921,632,863	$20,253,201	$2,001,182,601
Liabilities
TBA Short Commitment	$—	$(106,230,472)	$—	$(106,230,472)
Total Liabilities in Securities Sold Short	$—	$(106,230,472)	$—	$(106,230,472)
Appreciation in Other Financial Instruments
Futures Contracts	$1,795,195	$—	$—	$1,795,195
Swaps	—	423,741	—	423,741
Depreciation in Other Financial Instruments
Futures Contracts	(439,317)	—	—	(439,317)
Swaps	—	(277,106)	—	(277,106)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,355,878	$146,635	$—	$1,502,513

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,999,899	$—	$2,999,899
Collateralized Mortgage Obligations
United States	—	1,375,006	1,066,199	2,441,205
Commercial Mortgage-Backed Securities	—	3,491,400	—	3,491,400
Common Stocks	—	—	280	280
Corporate Bonds	—	286,406,539	—	286,406,539
Foreign Government Securities	—	143,310,011	—	143,310,011
Supranational	—	5,011,529	—	5,011,529

260

International Bond Opportunities ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$4,460,450	$—	$4,460,450
Short-Term Investments
Investment Companies	13,623,183	—	—	13,623,183
Total Investments in Securities	$13,623,183	$447,054,834	$1,066,479	$461,744,496
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,815,895	$—	$2,815,895
Futures Contracts	254,122	—	—	254,122
Swaps	—	1,063,836	—	1,063,836
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(4,786,942)	—	(4,786,942)
Futures Contracts	(730,403)	—	—	(730,403)
Swaps	—	(742,602)	—	(742,602)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(476,281)	$(1,649,813)	$—	$(2,126,094)

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,575,275,936	$—	$1,575,275,936
Short-Term Investments
Investment Companies	141,636,695	—	—	141,636,695
Total Investments in Securities	$141,636,695	$1,575,275,936	$—	$1,716,912,631
Appreciation in Other Financial Instruments
Futures Contracts	$429,580	$—	$—	$429,580
Depreciation in Other Financial Instruments
Futures Contracts	(37,432)	—	—	(37,432)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$392,148	$—	$—	$392,148

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$111,387,329	$1,144,234	$112,531,563
Collateralized Mortgage Obligations	—	31,413,404	—	31,413,404
Commercial Mortgage-Backed Securities	—	25,909,115	—	25,909,115
Corporate Bonds
Aerospace & Defense	—	1,846,620	—	1,846,620
Automobile Components	—	943,097	—	943,097
Automobiles	—	3,579,621	—	3,579,621
Banks	—	59,526,717	—	59,526,717
Beverages	—	59,335	—	59,335
Biotechnology	—	189,987	—	189,987
Broadline Retail	—	112,930	—	112,930

261

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$810,867	$—	$810,867
Capital Markets	—	15,977,919	—	15,977,919
Chemicals	—	1,118,019	—	1,118,019
Commercial Services & Supplies	—	3,192,356	—	3,192,356
Communications Equipment	—	158,287	—	158,287
Construction & Engineering	—	395,208	—	395,208
Consumer Finance	—	8,384,964	—	8,384,964
Consumer Staples Distribution & Retail	—	1,620,610	28,138	1,648,748
Containers & Packaging	—	1,103,577	—	1,103,577
Diversified Telecommunication Services	—	1,913,670	—	1,913,670
Electric Utilities	—	8,249,557	—	8,249,557
Electrical Equipment	—	141,980	—	141,980
Electronic Equipment, Instruments & Components	—	87,996	—	87,996
Energy Equipment & Services	—	823,569	—	823,569
Entertainment	—	477,162	—	477,162
Financial Services	—	3,137,950	—	3,137,950
Food Products	—	871,778	—	871,778
Gas Utilities	—	210,648	—	210,648
Ground Transportation	—	509,809	—	509,809
Health Care Equipment & Supplies	—	310,724	—	310,724
Health Care Providers & Services	—	4,633,217	—	4,633,217
Hotel & Resort REITs	—	123,220	—	123,220
Hotels, Restaurants & Leisure	—	1,961,615	—	1,961,615
Household Durables	—	543,424	—	543,424
Household Products	—	221,009	—	221,009
Independent Power and Renewable Electricity Producers	—	591,733	—	591,733
Insurance	—	6,862,246	—	6,862,246
IT Services	—	159,907	—	159,907
Leisure Products	—	139,794	—	139,794
Machinery	—	474,808	—	474,808
Media	—	3,846,351	—	3,846,351
Metals & Mining	—	840,356	—	840,356
Mortgage Real Estate Investment Trusts (REITs)	—	161,343	—	161,343
Multi-Utilities	—	1,482,722	—	1,482,722
Oil, Gas & Consumable Fuels	—	7,986,981	—	7,986,981
Passenger Airlines	—	715,610	—	715,610
Personal Care Products	—	160,345	—	160,345
Pharmaceuticals	—	806,302	—	806,302
Real Estate Management & Development	—	96,177	—	96,177
Semiconductors & Semiconductor Equipment	—	1,145,149	—	1,145,149
Software	—	596,312	—	596,312
Specialized REITs	—	90,332	—	90,332
Specialty Retail	—	998,771	—	998,771
Technology Hardware, Storage & Peripherals	—	76,781	—	76,781
Textiles, Apparel & Luxury Goods	—	104,271	—	104,271
Trading Companies & Distributors	—	282,516	—	282,516
Wireless Telecommunication Services	—	754,657	—	754,657
Total Corporate Bonds	—	151,610,906	28,138	151,639,044

262

Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$4,780,777	$—	$4,780,777
Mortgage-Backed Securities	—	45,791,246	—	45,791,246
Municipal Bonds	—	99,378	—	99,378
U.S. Treasury Obligations	—	56,918,165	—	56,918,165
Short-Term Investments
Investment Companies	13,391,020	—	—	13,391,020
U.S. Treasury Obligations	—	998,065	—	998,065
Total Short-Term Investments	13,391,020	998,065	—	14,389,085
Total Investments in Securities	$13,391,020	$428,908,385	$1,172,372	$443,471,777
Appreciation in Other Financial Instruments
Futures Contracts	$176,234	$—	$—	$176,234
Depreciation in Other Financial Instruments
Futures Contracts	(94,537)	—	—	(94,537)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$81,697	$—	$—	$81,697

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,240,762,243	$—	$3,240,762,243
Commercial Mortgage-Backed Securities	—	5,845,431	—	5,845,431
Corporate Bonds	—	13,086,472,049	—	13,086,472,049
Short-Term Investments
Certificates of Deposits	—	2,528,680,319	—	2,528,680,319
Commercial Paper	—	3,231,466,271	—	3,231,466,271
Investment Companies	2,738,043,278	—	—	2,738,043,278
Investment of Cash Collateral from Securities Loaned	18,081,262	—	—	18,081,262
Repurchase Agreements	—	240,000,000	—	240,000,000
Total Short-Term Investments	2,756,124,540	6,000,146,590	—	8,756,271,130
Total Investments in Securities	$2,756,124,540	$22,333,226,313	$—	$25,089,350,853

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,499,806,354	$—	$2,499,806,354
Short-Term Investments
Investment Companies	276,729,670	—	—	276,729,670
Total Investments in Securities	$276,729,670	$2,499,806,354	$—	$2,776,536,024

263

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Active Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$5,123,870	$—	$199,981	$6,304	$6,429,780	$(281,576)	$979,994	$(646,756)	$11,811,597
Collateralized Mortgage Obligations	—	—	6,820	128	7,166,850	—	—	—	7,173,798
Commercial Mortgage-Backed Securities	2,094,670	—	174,968	8,563	3,169,216	—	—	—	5,447,417
Mortgage-Backed Securities	—	—	15,321	—	5,819,061	—	—	—	5,834,382
Total	$7,218,540	$—	$397,090	$14,995	$22,584,907	$(281,576)	$979,994	$(646,756)	$30,267,194

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $397,089.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Core Plus Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$29,054,096	$—	$102,688	$124,980	$23,498,767	$(3,785,778)	$270,493	$(3,417,663)	$45,847,583
Collateralized Mortgage Obligations	7,210,998	—	203,049	11,900	38,100,679	(562,471)	—	—	44,964,155
Commercial Mortgage-Backed Securities	26,328,313	—	1,808,686	118,592	18,029,588	—	—	(4,181,692)	42,103,487
Common Stocks	7,883	—	2,854	—	—	—	—	—	10,737
Corporate Bonds	650,000	(226,561)	235,174	11,016	20,859	(739,391)	90,313	—	41,410
Preferred Stocks	1,620	—	364	—	—	—	—	—	1,984
Warrants	1,034	—	(254)	—	—	—	—	—	780
Total	$63,253,944	$(226,561)	$2,352,561	$266,488	$79,649,893	$(5,087,640)	$360,806	$(7,599,355)	$132,970,136

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $2,164,678.

264

There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Income ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$1,913,052	$—	$(1,265)	$(359)	$1,600,000	$(621,559)	$—	$(2,495,092)	$2,495,093	$2,889,870
Collateralized Mortgage Obligations	4,085,919	—	57,694	—	4,517,294	(25,533)	—	(1,141,766)	(2,495,093)	4,998,515
Commercial Mortgage-Backed Securities	1,605,426	—	220,188	19,961	—	—	—	—	—	1,845,575
Corporate Bonds	2,031,325	(451,148)	358,608	47,206	825,999	(2,829,636)	173,325	—	—	155,679
Mortgage-Backed Securities	—	—	—	—	10,363,562	—	—	—	—	10,363,562
Total	$9,635,722	$(451,148)	$635,225	$66,808	$17,306,855	$(3,476,728)	$173,325	$(3,636,858)	$—	$20,253,201

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $55,920.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Short Duration Core Plus ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$904,226	$—	$(122)	$4,307	$603,248	$(180,252)	$221,805	$(408,978)	$1,144,234
Corporate Bonds	140,400	(55,272)	37,535	6,652	13,890	(176,479)	61,412	—	28,138
Total	$1,044,626	$(55,272)	$37,413	$10,959	$617,138	$(356,731)	$283,217	$(408,978)	$1,172,372

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(41,191).
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair

265

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Active
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,955,881	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.78%)
			Yield (Discount Rate of Cash Flows)	5.49% - 8.08% (6.14%)

Asset-Backed Securities	5,955,881
	2,646,369	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.64% - 6.49% (5.73%)
Collateralized Mortgage Obligations	2,646,369
Total	$8,602,250

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $21,664,944. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,673,136	Discounted Cash Flow	Constant Prepayment Rate	0.40% - 30.00% (17.91%)
			Constant Default Rate]	0.00% - 60.00% (2.21%)
			Yield (Discount Rate of Cash Flows)	5.83% - 21.72% (7.95%)
Asset-Backed Securities	6,673,136
	6,475,625	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.76% - 8.81% (8.00%)

Collateralized Mortgage Obligations	6,475,625
	41,410	Terms of Restructuring	Expected Recovery	0.01% - 284.20% (202.47%)

Corporate Bonds	41,410
Total	$13,190,171

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $119,779,965. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

266

Income ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$163,724	Discounted Cash Flow	Constant Prepayment Rate	5.00% (5.00%)
			Constant Default Rate	12.00% (12.00%)
			Yield (Discount Rate of Cash Flows)	7.29% (7.29%)
Asset-Backed Securities	163,724
	155,678	Terms of Restructuring	Expected Recovery	0.01% - 284.20% (203.45%)

Corporate Bonds	155,678
Total	$319,402

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $ 19,933,799. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Core Plus Bond ETF and Income ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

267

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
International Bond Opportunities ETF may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
Active Bond ETF, Core Plus Bond ETF, Income ETF, Municipal ETF, Short Duration Core Plus ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Counterparty	Collateral amount
Core Plus Bond ETF	Collateral Received	Goldman Sachs & Co. LLC	$(400,000)
	Collateral Received	Morgan Stanley	(200,000)
	Collateral Received	Wells Fargo Securities LLC	(290,000)
Income ETF	Collateral Posted	Barclays Bank plc	110,000
	Collateral Posted	Goldman Sachs & Co. LLC	80,000
	Collateral Posted	Morgan Stanley	360,000
F. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

268

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Ultra-Short Income ETF	$17,530,469	$(17,530,469)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Short Duration Core Plus ETF	$35
Ultra-Short Income ETF	764
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Bond ETF, Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the year ended February 29, 2024.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$20,630,652	$111,179,573	$90,345,123	$—	$—	$41,465,102	41,465,102	$528,604	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

269

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Core Plus Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$304,836,673	$831,965,555	$555,483,211	$—	$—	$581,319,017	581,319,017	$10,615,963	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Income ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$1,443,336	$620,148,248	$562,308,175	$(4,078)	$17,206	$59,296,537	59,266,904	$2,171,889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

International Bond Opportunities ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$12,140,460	$94,317,892	$92,835,169	$—	$—	$13,623,183	13,623,183	$318,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

270

Municipal ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$178,363,148	$525,603,058	$562,332,869	$2,119	$1,239	$141,636,695	141,622,533	$2,242,776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Short Duration Core Plus ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$25,964,962	$92,804,308	$105,378,390	$(2,153)	$2,293	$13,391,020	13,384,328	$320,155	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	—	1,578,240	1,578,240	—	—	—	—	687 *	—
Total	$25,964,962	$94,382,548	$106,956,630	$(2,153)	$2,293	$13,391,020		$320,842	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Income ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (a) (b)	$27,711,282	$108,000,000	$120,000,000	$(2,441)*	$—	$15,708,841	15,707,270	$380,352 *	$—

271

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Ultra-Short Income ETF (continued)
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$4,046,410	$34,101,270	$35,775,259	$—	$—	$2,372,421	2,372,421	$62,339 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,101,895,063	7,581,055,303	5,944,907,088	—	—	2,738,043,278	2,738,043,278	32,351,903	—
Total	$1,133,652,755	$7,723,156,573	$6,100,682,347	$(2,441)	$—	$2,756,124,540		$32,794,594	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Municipal Income ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$187,008,251	$1,024,793,629	$935,065,438	$(3,757)	$(3,015)	$276,729,670	276,702,000	$2,979,227	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets

272

and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) — I(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts— Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward

273

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps— Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest

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payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$13,956	$—	$2,815,895	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(99,714)	—	(4,786,942)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	5,703	24,013	1,795,195	254,122	429,580	176,234
Swaps at Value (Assets) **	—	—	—	1,056,899	—	—
Unrealized Depreciation on Futures Contracts *	(36,417)	(4,359,494)	(439,317)	(730,403)	(37,432)	(94,537)
Swaps at Value (Liabilities) **	—	—	—	(737,526)	—	—
Credit Risk Exposure:
Swaps at Value (Assets) **	—	—	1,202,515	—	—	—
Swaps at Value (Liabilities) **	—	—	(665,323)	—	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(30,714)	(4,335,481)	1,355,878	(476,281)	392,148	81,697
Swaps at Value **	—	—	537,192	319,373	—	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(85,758)	—	(1,971,047)	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2024:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$120,863	$(89,822)	$—	$31,041
BNP Paribas	334,264	(120,473)	—	213,791
Citibank, NA	224,454	(22,803)	—	201,651
Goldman Sachs International	1,019,774	(404,486)	—	615,288
HSBC Bank, NA	475,995	(475,995)	—	—
Morgan Stanley	635,257	(635,257)	—	—
State Street Corp.	5,288	(5,288)	—	—
	$2,815,895	$(1,754,124)	$—	$1,061,771

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NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$89,822	$(89,822)	$—	$—
BNP Paribas	120,473	(120,473)	—	—
Citibank, NA	22,803	(22,803)	—	—
Goldman Sachs International	404,486	(404,486)	—	—
HSBC Bank, NA	685,147	(475,995)	—	209,152
Morgan Stanley	3,312,124	(635,257)	—	2,676,867
Standard Chartered Bank	61,018	—	—	61,018
State Street Corp.	91,069	(5,288)	—	85,781
	$4,786,942	$(1,754,124)	$—	3,032,818

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2024, by primary underlying risk exposure:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$25,150	$(1,347,307)	$2,471,320	$—
Interest Rate Risk Exposure:
Futures Contracts	719,031	17,271,045	675,327	918,425	1,027,092
Swap Contracts	—	—	—	(628,710)	—
Credit Exposure Risk:
Swap Contracts	—	84,551	(2,185,290)	(272,303)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	—	(103,340)	159,914	(1,882,774)	—
Interest Rate Risk Exposure:
Futures Contracts	(89,998)	(7,944,637)	1,406,522	(227,864)	370,333
Swap Contracts	—	—	—	464,236	—
Credit Exposure Risk:
Swap Contracts	—	(125,493)	1,525,256	249,929	—

	Short Duration Core Plus ETF	Ultra-Short Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$142,903	$11,187,052
Credit Exposure Risk:
Swap Contracts	34,077	—

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	Short Duration Core Plus ETF	Ultra-Short Income ETF
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$93,336	$61,893
Credit Exposure Risk:
Swap Contracts	(22,642)	—
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF
Futures Contracts:
Average Notional Balance Long	$18,374,084	$492,764,020	$455,855,132	$122,581,988
Average Notional Balance Short	—	(27,410,385)	(135,282,670)	(88,714,023)
Ending Notional Balance Long	46,722,969	547,613,093	647,551,898	117,695,510
Ending Notional Balance Short	—	—	(193,787,906)	(66,527,540)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(2,953,722)	(9,015,731)	(94,172,719)
Average Settlement Value Sold	—	12,572,055	—	406,055,871
Ending Settlement Value Purchased	—	—	—	(80,273,190)
Ending Settlement Value Sold	—	10,551,120	—	531,961,384
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	—	156,185,250
Average Notional Balance - Receives Fixed Rate	—	—	—	42,591,000
Ending Notional Balance - Pays Fixed Rate	—	—	—	295,888,845
Ending Notional Balance - Receives Fixed Rate	—	—	—	83,904,000
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	6,007,143	40,421,429	527,905
Average Notional Balance - Sell Protection	—	2,607,143	2,107,143	—
Ending Notional Balance - Buy Protection	—	—	13,350,000	—
Ending Notional Balance - Sell Protection	—	—	14,750,000	—

	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Futures Contracts:
Average Notional Balance Long	$88,141,351	$65,086,598	$—
Average Notional Balance Short	(11,393,748)	(23,748,154)	(367,096,380)
Ending Notional Balance Long	220,828,453	94,777,445	—
Ending Notional Balance Short	(24,931,563)	(27,453,594)	—
Credit Default Swaps:
Average Notional Balance - Sell Protection	—	1,000,000	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the

277

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
International Bond Opportunities ETF’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
International Bond Opportunities ETF	Collateral Received	Goldman Sachs International	$—	$(500,000)
The Funds' derivatives contracts held at August 31, 2024 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
L. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared monthly and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Bond ETF	0.25%[1]
Core Plus Bond ETF	0.40
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18

1	Prior to July 1, 2024, the investment management fee was 0.30%.

278

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Management Fees
Core Plus Bond ETF	$121,302
Income ETF	28,508
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the six months ended August 31, 2024, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

279

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Active Bond ETF	$313,783,062	$96,444,150	$161,133,619	$56,859,070
Core Plus Bond ETF	2,442,504,325	1,509,043,985	101,917,053	93,746,323
Income ETF	1,923,754,698	1,132,687,618	—	—
International Bond Opportunities ETF	148,954,682	103,592,614	—	—
Municipal ETF	823,538,782	307,231,357	—	3,958,047
Short Duration Core Plus ETF	105,713,745	64,151,163	58,586,146	79,962,317
Ultra-Short Income ETF	5,483,566,554	4,343,828,397	—	528,400,000
Ultra-Short Municipal Income ETF	933,054,339	841,913,962	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond ETF	$551,437,635	$14,458,061	$422,377	$14,035,684
Core Plus Bond ETF	4,041,190,273	87,970,244	26,160,577	61,809,667
Income ETF	1,872,734,383	34,330,396	10,219,580	24,110,816
International Bond Opportunities ETF	469,624,638	15,544,937	25,553,034	(10,008,097)
Municipal ETF	1,693,412,927	25,483,725	1,591,873	23,891,852
Short Duration Core Plus ETF	440,724,071	6,904,373	4,074,970	2,829,403
Ultra-Short Income ETF	25,008,881,937	82,738,395	2,269,479	80,468,916
Ultra-Short Municipal Income ETF	2,770,365,660	8,590,151	2,419,787	6,170,364
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond ETF	$8,342,950	$17,479,636
Income ETF	9,260,883	6,876,926
International Bond Opportunities ETF	2,913,939	12,377,170
Municipal ETF	5,018,417	3,480,533
Short Duration Core Plus ETF	4,672,924	5,461,046
Ultra-Short Income ETF	48,194,853	70,064,006
Ultra-Short Municipal Income ETF	10,449,843	11,197,638

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Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the following Funds deferred to March 1, 2024 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Income ETF	$(288,029)	$1,930,671	$—
International Bond Opportunities ETF	(358,283)	1,335,930	290,936
Municipal ETF	152,983	1,372,974	—
Short Duration Core Plus ETF	(133,531)	222,609	—
Ultra-Short Income ETF	(2,668,211)	6,362,842	—
Ultra-Short Municipal Income ETF	43,442	196,272	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which

281

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
Effective May 31, 2024, the Funds, excluding Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Ultra-Short Income ETF are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

282

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

283

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-FIETF-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for JPMorgan Core Plus Bond ETF, JPMorgan Income ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF (each a “Fund,” and collectively, the “Funds”) whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe and noted that the Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Core Plus Bond ETF’s performance was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Income ETF’s performance was in the fourth quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s performance was in the third, first and first quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Municipal ETF’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s performance was in the second quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s performance was in the fourth, third and third quintiles of the Universe for the one-, three- and five-year periods ended

December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s performance was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees also reviewed information about other expenses and the total expense ratio for each Fund and noted that the Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Core Plus Bond ETF’s net management fee and actual total expenses were in the third and second quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Income ETF’s net management and actual total expenses were in the second and first quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s net management fee and actual total expenses were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Municipal ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s net management fee and actual total expenses were in the third and second quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s net management fee and actual total expenses were both in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Apartments — 17.4%
American Homes 4 Rent, Class A, REIT	243,139	9,669,638
Apartment Investment and Management Co., Class A, REIT *	120,478	1,120,445
AvalonBay Communities, Inc., REIT	106,849	24,119,025
Camden Property Trust, REIT	77,528	9,706,506
Centerspace, REIT	12,161	909,643
Elme Communities, REIT	69,237	1,222,725
Equity LifeStyle Properties, Inc., REIT	135,350	9,841,299
Equity Residential, REIT	268,399	20,097,717
Essex Property Trust, Inc., REIT	49,529	14,947,357
Independence Realty Trust, Inc., REIT	173,262	3,600,384
Invitation Homes, Inc., REIT	467,203	17,211,759
Mid-America Apartment Communities, Inc., REIT	88,304	14,337,920
NexPoint Residential Trust, Inc., REIT	18,619	880,679
Sun Communities, Inc., REIT	94,735	12,811,961
UDR, Inc., REIT	249,164	11,090,290
		151,567,348
Diversified — 17.4%
Alexander & Baldwin, Inc., REIT	57,501	1,137,945
American Assets Trust, Inc., REIT	41,142	1,121,119
Armada Hoffler Properties, Inc., REIT	54,980	676,804
Broadstone Net Lease, Inc., REIT	134,382	2,459,190
Digital Realty Trust, Inc., REIT	219,489	33,276,727
EPR Properties, REIT	58,113	2,758,624
Equinix, Inc., REIT	70,061	58,456,096
Farmland Partners, Inc., REIT (a)	43,102	441,364
Gaming and Leisure Properties, Inc., REIT	197,100	10,253,142
Gladstone Commercial Corp., REIT	33,461	511,619
Gladstone Land Corp., REIT	27,859	378,047
Global Net Lease, Inc., REIT	153,128	1,319,963
InvenTrust Properties Corp., REIT	53,056	1,574,702
One Liberty Properties, Inc., REIT	14,785	395,499
Safehold, Inc., REIT	36,691	919,476
UMH Properties, Inc., REIT	42,904	834,912
Veris Residential, Inc., REIT	61,492	1,078,570
VICI Properties, Inc., REIT	735,368	24,620,121
WP Carey, Inc., REIT	159,181	9,554,044
		151,767,964
Health Care — 13.6%
Alexandria Real Estate Equities, Inc., REIT	119,156	14,247,483
American Healthcare REIT, Inc., REIT	14,775	309,241
CareTrust REIT, Inc., REIT	75,817	2,265,412
Community Healthcare Trust, Inc., REIT	19,592	366,958
Diversified Healthcare Trust, REIT	98,788	343,782
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Global Medical REIT, Inc., REIT	51,663	480,983
Healthcare Realty Trust, Inc., REIT	292,337	5,203,599
Healthpeak Properties, Inc., REIT	531,241	11,836,049
LTC Properties, Inc., REIT	32,088	1,178,592
Medical Properties Trust, Inc., REIT (a)	463,718	2,086,731
National Health Investors, Inc., REIT	33,809	2,753,067
Omega Healthcare Investors, Inc., REIT	179,805	7,109,490
Sabra Health Care REIT, Inc., REIT	179,198	3,053,534
Universal Health Realty Income Trust, REIT	10,927	490,622
Ventas, Inc., REIT	305,526	18,976,220
Welltower, Inc., REIT	393,890	47,534,645
		118,236,408
Hotels — 3.1%
Apple Hospitality REIT, Inc., REIT	168,101	2,427,379
Chatham Lodging Trust, REIT	39,147	335,098
DiamondRock Hospitality Co., REIT	164,070	1,442,175
Host Hotels & Resorts, Inc., REIT	547,168	9,684,874
Park Hotels & Resorts, Inc., REIT	174,150	2,661,012
Pebblebrook Hotel Trust, REIT	102,813	1,367,413
RLJ Lodging Trust, REIT	127,007	1,206,567
Ryman Hospitality Properties, Inc., REIT	40,315	4,191,147
Service Properties Trust, REIT	131,055	614,648
Summit Hotel Properties, Inc., REIT	87,248	592,414
Sunstone Hotel Investors, Inc., REIT	164,073	1,711,281
Xenia Hotels & Resorts, Inc., REIT	89,813	1,278,937
		27,512,945
Industrial — 14.6%
Americold Realty Trust, Inc., REIT	206,681	5,993,749
EastGroup Properties, Inc., REIT	33,433	6,231,911
First Industrial Realty Trust, Inc., REIT	101,443	5,754,861
Innovative Industrial Properties, Inc., REIT	21,811	2,710,671
LXP Industrial Trust, REIT	214,314	2,220,293
Plymouth Industrial REIT, Inc., REIT	34,452	824,781
Prologis, Inc., REIT	681,593	87,121,217
Rexford Industrial Realty, Inc., REIT	140,584	7,158,537
STAG Industrial, Inc., REIT	137,684	5,587,217
Terreno Realty Corp., REIT	58,611	4,046,504
		127,649,741
Office — 4.4%
Brandywine Realty Trust, REIT	140,736	736,049
BXP, Inc., REIT	114,215	8,591,252
COPT Defense Properties, REIT	87,332	2,601,620
Cousins Properties, Inc., REIT	117,238	3,342,455
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Douglas Emmett, Inc., REIT	137,181	2,194,896
Easterly Government Properties, Inc., REIT	68,811	902,800
Empire State Realty Trust, Inc., Class A, REIT	109,425	1,180,696
Equity Commonwealth, REIT *	85,393	1,730,916
Highwoods Properties, Inc., REIT	81,913	2,639,237
Hudson Pacific Properties, Inc., REIT	114,245	588,362
JBG SMITH Properties, REIT	80,523	1,401,100
Kilroy Realty Corp., REIT	81,444	2,953,974
Paramount Group, Inc., REIT	142,619	720,226
Peakstone Realty Trust, REIT (a)	19,429	259,183
Piedmont Office Realty Trust, Inc., Class A, REIT	100,005	976,049
SL Green Realty Corp., REIT (a)	50,410	3,359,323
Vornado Realty Trust, REIT	126,514	4,348,286
		38,526,424
Regional Malls — 5.0%
CBL & Associates Properties, Inc., REIT	11,400	300,960
Macerich Co. (The), REIT	166,949	2,666,175
Simon Property Group, Inc., REIT	230,313	38,542,881
Tanger, Inc., REIT	81,303	2,474,863
		43,984,879
Shopping Centers — 5.9%
Acadia Realty Trust, REIT	75,046	1,689,285
Alexander's, Inc., REIT	1,949	446,633
Brixmor Property Group, Inc., REIT	230,413	6,311,012
Federal Realty Investment Trust, REIT	56,124	6,454,260
Kimco Realty Corp., REIT	514,172	11,959,641
Kite Realty Group Trust, REIT	168,867	4,404,051
NETSTREIT Corp., REIT	44,008	734,494
Phillips Edison & Co., Inc., REIT	90,483	3,344,252
Regency Centers Corp., REIT	127,868	9,294,725
Retail Opportunity Investments Corp., REIT	97,953	1,497,701
Saul Centers, Inc., REIT	12,025	490,861
SITE Centers Corp., REIT	37,217	2,246,046
Urban Edge Properties, REIT	92,022	1,946,265
Whitestone, REIT	39,622	531,727
		51,350,953
Single Tenant — 6.2%
Agree Realty Corp., REIT	68,136	4,974,609
Essential Properties Realty Trust, Inc., REIT	110,102	3,513,355
Four Corners Property Trust, Inc., REIT	65,544	1,858,173
Getty Realty Corp., REIT	31,559	1,002,945
INVESTMENTS	SHARES	VALUE($)

Single Tenant — continued
NNN REIT, Inc., REIT	137,165	6,445,383
Realty Income Corp., REIT	577,497	35,868,339
		53,662,804
Storage — 12.0%
CubeSmart, REIT	172,045	8,917,092
Extra Space Storage, Inc., REIT	160,459	28,401,243
Iron Mountain, Inc., REIT	222,239	25,170,789
National Storage Affiliates Trust, REIT	66,839	3,124,055
Public Storage, REIT	112,487	38,664,032
		104,277,211
Total Common Stocks (Cost $892,261,978)		868,536,677
Short-Term Investments — 1.0%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (b) (c) (Cost $3,482,565)	3,482,565	3,482,565
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (b) (c)	4,000,599	4,000,999
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (b) (c)	823,365	823,365
Total Investment of Cash Collateral from Securities Loaned (Cost $4,824,364)		4,824,364
Total Short-Term Investments (Cost $8,306,929)		8,306,929
Total Investments — 100.6% (Cost $900,568,907)		876,843,606
Liabilities in Excess of Other Assets — (0.6)%		(5,199,854)
NET ASSETS — 100.0%		871,643,752

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 is $4,708,334.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2024

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	78	09/20/2024	USD	2,970,240	297,650

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$868,536,677
Investments in affiliates, at value	3,482,565
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	4,824,364
Cash	12,296
Deposits at broker for futures contracts	366,000
Receivables:
Investment securities sold	2,682,144
Interest from non-affiliates	84,904
Dividends from non-affiliates	501,465
Dividends from affiliates	498
Securities lending income (See Note 2.B.)	4,271
Variation margin on futures contracts	36,999
Total Assets	880,532,183
LIABILITIES:
Payables:
Investment securities purchased	2,800,050
Collateral received on securities loaned (See Note 2.B.)	4,824,364
Fund shares redeemed	1,183,987
Accrued liabilities:
Management fees (See Note 3.A.)	80,030
Total Liabilities	8,888,431
Net Assets	$871,643,752
NET ASSETS:
Paid-in-Capital	$949,129,379
Total distributable earnings (loss)	(77,485,627)
Total Net Assets	$871,643,752
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	8,800,000
Net asset value, per share	$99.05
Cost of investments in non-affiliates	$892,261,978
Cost of investments in affiliates	3,482,565
Investment securities on loan, at value (See Note 2.B.)	4,708,334
Cost of investment of cash collateral (See Note 2.B.)	4,824,364
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$96,622
Interest income from affiliates	219
Dividend income from non-affiliates	13,836,737
Dividend income from affiliates	107,990
Income from securities lending (net) (See Note 2.B.)	40,813
Total investment income	14,082,381
EXPENSES:
Management fees (See Note 3.A.)	453,438
Total expenses	453,438
Net investment income (loss)	13,628,943
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,661,449)
In-kind redemptions of investments in non-affiliates (See Note 4)	13,028,619
Futures contracts	532,514
Net realized gain (loss)	10,899,684
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	97,619,354
Investments in affiliates	1,700
Futures contracts	253,799
Change in net unrealized appreciation/depreciation	97,874,853
Net realized/unrealized gains (losses)	108,774,537
Change in net assets resulting from operations	$122,403,480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,628,943	$26,708,687
Net realized gain (loss)	10,899,684	5,989,185
Change in net unrealized appreciation/depreciation	97,874,853	20,180,988
Change in net assets resulting from operations	122,403,480	52,878,860
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(12,533,085)	(29,628,917)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(43,583,540)	40,742,629
NET ASSETS:
Change in net assets	66,286,855	63,992,572
Beginning of period	805,356,897	741,364,325
End of period	$871,643,752	$805,356,897
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$45,085,688	$197,506,477
Cost of shares redeemed	(88,669,228)	(156,763,848)
Total change in net assets resulting from capital transactions	$(43,583,540)	$40,742,629
SHARE TRANSACTIONS:
Issued	525,000	2,450,000
Redeemed	(950,000)	(1,850,000)
Net increase (decrease) in shares from share transactions	(425,000)	600,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders MSCI US REIT ETF
Six Months Ended August 31, 2024 (Unaudited)	$87.30	$1.46	$11.63	$13.09	$(1.34)	$—	$(1.34)
Year Ended February 29, 2024	85.96	2.94	1.69	4.63	(3.29)	—	(3.29)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)	—	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)	—	(1.89)
Year Ended February 28, 2021	82.62	2.07	0.28 (f)	2.35	(2.51)	—	(2.51)
Year Ended February 29, 2020	81.21	2.55	0.80 (f)	3.35	(1.85)	(0.09)	(1.94)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$99.05	$99.04	15.22%	15.33%	$871,643,752	0.11%	3.30%	0.11%	2%
87.30	87.21	5.61	5.46	805,356,897	0.11	3.54	0.11	4
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	0.11	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	0.11	5
82.46	82.56	3.37	3.36	944,122,915	0.11	2.82	0.11	7
82.62	82.73	4.06	4.18	1,206,297,493	0.11	2.88	0.16 (g)	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	August 31, 2024

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$876,843,606	$—	$—	$876,843,606
Appreciation in Other Financial Instruments
Futures Contracts (a)	$297,650	$—	$—	$297,650

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2024.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$4,708,334	$(4,708,334)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2024, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $815.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
C. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (a) (b)	$17,005,199	$8,000,000	$21,000,000	$(5,900)*	$1,700	$4,000,999	4,000,599	$414,661 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	2,746,649	21,056,667	22,979,951	—	—	823,365	823,365	69,320 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,720,296	32,973,102	31,210,833	—	—	3,482,565	3,482,565	107,990	—
Total	$21,472,144	$62,029,769	$75,190,784	$(5,900)	$1,700	$8,306,929		$591,971	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts— The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

12	J.P. Morgan Exchange-Traded Funds	August 31, 2024

The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2024:

Futures Contracts:
Average Notional Balance Long	$4,634,166
Ending Notional Balance Long	2,970,240
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$22,410,669	$19,219,312
During the six months ended August 31, 2024, there were no purchases or sales of U.S. Government securities.
For the six months ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$43,436,941	$85,690,082
During the six months ended August 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$900,568,907	$65,395,682	$88,823,333	$(23,427,651)
At February 29, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$33,957,253	$28,716,537

14	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 29, 2024, the Fund deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(306,151)	$1,440,379
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2024.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2024, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
11.5%	32.7%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accordingly.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2024

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-RETF-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Management Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for the Fund. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates, approved the continuation of the Management Agreement on August 22, 2024.
As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks and peers. Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the
Trustees discussing the legal standards for their consideration of the Management Agreement. The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered the fees earned by J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting, and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund. The
Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of Fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that the Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.
Management Fee and Expense Ratio
The Trustees considered the contractual management fee rate paid by the Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as the Fund. This review included ranking of the Fund within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s management fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net management fee was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were also in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Inflation Managed Bond ETF	JCPI	Cboe BZX Exchange, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 30.6%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025	10,514,848	10,244,772
0.13%, 4/15/2026 (a)	89,574,460	86,361,653
2.38%, 10/15/2028	61,948,963	63,743,932
1.75%, 1/15/2034	44,621,532	44,468,048
Total U.S. Treasury Obligations (Cost $203,582,459)		204,818,405
Corporate Bonds — 26.8%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	375,585
Boeing Co. (The)
2.75%, 2/1/2026	782,000	756,025
3.10%, 5/1/2026	931,000	900,400
6.39%, 5/1/2031 (b)	414,000	436,094
6.53%, 5/1/2034 (b)	88,000	93,202
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	419,226
Leidos, Inc. 2.30%, 2/15/2031	767,000	655,945
RTX Corp. 5.75%, 1/15/2029	1,600,000	1,680,398
		5,316,875
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	188,305
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	868,631
2.38%, 10/15/2027 (b)	919,000	859,279
1.80%, 1/10/2028 (b)	100,000	90,937
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	577,528
		2,396,375
Banks — 7.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	819,172
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	279,889
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	200,000	206,885
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,536,272
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	187,676
2.75%, 12/3/2030	1,600,000	1,392,636
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	20,380
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	169,940
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	920,654
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,147,000	1,171,708
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	2,827,000	2,420,416
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,707,000	1,766,797
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,628,980
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	38,421
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	899,000	928,803
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	400,000	412,377
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	318,714
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	500,000	488,446
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	285,414
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	1,214,000	1,141,447
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	1,194,000	996,520
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,002,825
4.45%, 9/29/2027	472,000	469,777
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	88,548
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,300,000	1,126,095
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	395,959
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	705,539
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	256,556
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,461,955
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	800,000	815,715
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	419,940
Discover Bank 3.45%, 7/27/2026	447,000	434,265
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	925,206
Fifth Third Bancorp
3.95%, 3/14/2028	600,000	588,155
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	67,810
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	236,698
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,240,568
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	276,928
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,002,733
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	1,024,205
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	838,948
KeyBank NA 3.30%, 6/1/2025	250,000	246,354
KeyCorp (SOFRINDX + 1.25%), 6.59%, 5/23/2025 (c)	184,000	184,494
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	1,350,000	1,333,208
3.75%, 1/11/2027	469,000	459,968
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	569,897
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	2,003,875
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	415,596
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286,000	270,605
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	334,295
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	572,170
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	345,897
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200,000	1,157,864
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	203,925
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	786,245
Societe Generale SA (France)
2.63%, 1/22/2025 (b)	700,000	692,082
4.25%, 4/14/2025 (b)	400,000	396,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	1,937,000	1,825,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	1,000,000	989,050
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	630,000	652,245
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,500,000	1,354,006
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	38,892
Truist Bank 3.30%, 5/15/2026	1,000,000	975,792
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	298,805
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	512,866
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	793,223
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	598,645
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	128,460
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	132,115
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	384,379
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	660,356
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	2,256,000	2,302,611
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	583,916
		52,713,460
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,000,000	947,576
5.05%, 3/15/2034	245,000	252,464
Amgen, Inc. 5.25%, 3/2/2030	200,000	207,179
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,763
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	411,207
		1,853,189
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	44,028
Capital Markets — 2.0%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	358,926
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	197,091
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	850,000	803,789
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	985,486
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	235,291
3.50%, 11/16/2026	1,185,000	1,158,725
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	512,000	430,425
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,050,000	1,782,718
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	200,000	202,157
(SOFR + 2.30%), 6.26%, 12/7/2034 (b) (c)	300,000	322,400
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	40,000	39,216
4.35%, 9/8/2026	1,163,000	1,156,867
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,540,000	2,592,039
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	110,000	91,807
Nasdaq, Inc. 5.55%, 2/15/2034	138,000	143,734
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	944,864
2.68%, 7/16/2030	753,000	665,181
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250,000	244,471
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	854,398
		13,209,585
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	533,692
RPM International, Inc. 2.95%, 1/15/2032	438,000	379,982
Westlake Corp. 3.60%, 8/15/2026	400,000	392,061
		1,305,735
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	375,730
5.25%, 8/9/2034	188,000	189,402
		565,132
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	36,100
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,481,092
3.00%, 10/29/2028	1,835,000	1,716,181
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	498,312
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	126,790
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	661,939
4.25%, 4/15/2026 (b)	832,000	819,453
4.38%, 5/1/2026 (b)	1,063,000	1,048,246
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
2.53%, 11/18/2027 (b)	4,543,000	4,184,194
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	509,009
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	595,424
General Motors Financial Co., Inc.
2.35%, 1/8/2031	1,590,000	1,352,371
5.95%, 4/4/2034	139,000	143,850
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.40%, 3/26/2029 (b)	37,000	38,506
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	206,884
		13,382,251
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	505,000	419,621
Kroger Co. (The) 5.00%, 9/15/2034	285,000	284,114
		703,735
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	426,210
WRKCo, Inc. 4.90%, 3/15/2029	150,000	151,670
		577,880
Diversified REITs — 0.3%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163,000	157,188
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	592,028
Simon Property Group LP 2.45%, 9/13/2029	200,000	181,928
WP Carey, Inc.
2.40%, 2/1/2031	800,000	687,452
2.25%, 4/1/2033	893,000	718,070
		2,336,666
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.65%, 2/1/2028	1,081,000	985,579
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	1,100,000	966,406
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	167,884
Verizon Communications, Inc.
1.68%, 10/30/2030	1,070,000	907,500
4.78%, 2/15/2035 (b)	770,000	759,257
		3,786,626
Electric Utilities — 2.0%
Alabama Power Co. 5.85%, 11/15/2033	500,000	537,458
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	104,486
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,743
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	450,000	464,423
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	300,620
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	386,000	370,882
4.55%, 11/15/2030 (b)	290,000	286,148
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	19,466
DTE Electric Co. 3.38%, 3/1/2025	100,000	99,147
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	55,183
Duke Energy Corp. 5.45%, 6/15/2034	550,000	566,669
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	568,872
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	75,002
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	364,215
2.78%, 1/7/2032 (b)	554,000	468,393
Edison International 3.55%, 11/15/2024	714,000	711,052
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	83,715
Evergy, Inc. 2.90%, 9/15/2029	418,000	384,020
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	830,499
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256,000	245,156
Fortis, Inc. (Canada) 3.06%, 10/4/2026	821,000	791,983
Interstate Power and Light Co. 4.10%, 9/26/2028	30,000	29,568
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	251,000	228,689
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	197,280
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	176,586
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	640,000	638,128
1.96%, 6/27/2030 (b)	500,000	434,276
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	747,107
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	444,343
4.55%, 7/1/2030	778,999	761,808
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	816,993
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	177,433
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	218,504
Southern Co. (The) 5.70%, 3/15/2034	207,000	218,399
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,812
Tampa Electric Co. 4.90%, 3/1/2029	274,000	279,229
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	210,000	205,702
Wisconsin Electric Power Co. 3.10%, 6/1/2025	400,000	394,280
		13,325,269
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	48,463
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	183,653
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	39,000	38,335
		221,988
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	314,000	324,211
Financial Services — 0.6%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	293,731
Fiserv, Inc. 5.35%, 3/15/2031	850,000	881,058
Global Payments, Inc.
2.15%, 1/15/2027	901,000	853,117
3.20%, 8/15/2029	200,000	185,488
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	816,886
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	300,000	302,960
5.13%, 7/29/2029 (b)	445,000	453,941
		3,787,181
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	500,000	525,000
Campbell Soup Co. 5.40%, 3/21/2034	164,000	169,375
General Mills, Inc. 4.95%, 3/29/2033	151,000	152,288
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	287,582
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	88,463
		1,222,708
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	217,988
Ground Transportation — 0.5%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	176,620
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	222,019
5.55%, 5/1/2028 (b)	1,218,000	1,250,023
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	637,000	604,933
3.25%, 3/15/2032	1,108,000	941,355
		3,194,950
Health Care Providers & Services — 0.5%
CommonSpirit Health
3.35%, 10/1/2029	455,000	429,427
2.78%, 10/1/2030	171,000	153,294
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CVS Health Corp. 1.88%, 2/28/2031	581,000	481,387
HCA, Inc.
4.13%, 6/15/2029	764,000	745,337
2.38%, 7/15/2031	700,000	595,885
Humana, Inc. 3.95%, 3/15/2027	292,000	287,598
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	293,773
2.95%, 6/30/2030	93,000	85,289
2.80%, 6/30/2031	287,000	254,416
		3,326,406
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	807,328
DOC DR LLC 2.63%, 11/1/2031	409,000	352,339
Healthcare Realty Holdings LP
3.10%, 2/15/2030	469,000	426,679
2.00%, 3/15/2031	429,000	352,719
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	425,470
Sabra Health Care LP 3.20%, 12/1/2031	1,040,000	902,047
Ventas Realty LP
3.50%, 2/1/2025	110,000	108,990
4.13%, 1/15/2026	45,000	44,527
3.25%, 10/15/2026	529,000	513,006
Welltower OP LLC 2.75%, 1/15/2032	904,000	786,602
		4,719,707
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,171,496
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	707,000	706,817
Insurance — 0.8%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	827,854
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	965,838
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	637,773
2.65%, 1/6/2029 (b)	200,000	181,735
F&G Global Funding 2.30%, 4/11/2027 (b)	1,004,000	931,677
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	365,076
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	489,036
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	387,039
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,359
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
3.70%, 5/15/2029	30,000	28,976
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	663,669
		5,498,032
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 4.55%, 8/15/2031	500,000	505,674
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	565,932
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	372,000	370,773
Comcast Corp. 4.15%, 10/15/2028	1,444,000	1,433,505
Discovery Communications LLC 3.95%, 3/20/2028	1,452,000	1,374,419
Paramount Global 2.90%, 1/15/2027	246,000	233,205
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	393,982
		3,805,884
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	260,000	228,434
2.85%, 4/27/2031 (b)	650,000	569,044
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	296,837
5.38%, 8/15/2034	100,000	101,420
		1,195,735
Multi-Utilities — 0.4%
Ameren Corp. 5.00%, 1/15/2029	650,000	659,305
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	271,861
CMS Energy Corp. 2.95%, 2/15/2027	170,000	162,944
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,814
Consumers Energy Co. 4.63%, 5/15/2033	300,000	298,067
NiSource, Inc. 5.25%, 3/30/2028	366,000	374,166
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	182,307
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	252,788
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	213,818
		2,425,070
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	401,931
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	836,137
		1,238,068
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	222,000	211,077
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	624,000	621,344
BP Capital Markets America, Inc. 2.72%, 1/12/2032	100,000	88,038
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	129,256
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (b)	84,000	85,708
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	709,636
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	663,000	661,137
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	833,116
Energy Transfer LP
5.95%, 12/1/2025	446,000	450,643
5.25%, 7/1/2029	162,000	165,811
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	388,858
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,816,000	1,563,040
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	302,746
3.45%, 10/15/2027 (b)	637,000	610,915
HF Sinclair Corp. 5.88%, 4/1/2026	600,000	606,261
MPLX LP
4.13%, 3/1/2027	458,000	452,960
4.25%, 12/1/2027	118,000	116,580
2.65%, 8/15/2030	300,000	268,128
5.00%, 3/1/2033	350,000	346,351
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	412,586
Occidental Petroleum Corp. 5.38%, 1/1/2032	117,000	118,727
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	421,444
Plains All American Pipeline LP 3.55%, 12/15/2029	300,000	282,392
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	544,252
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	228,663
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	234,745
		10,854,414
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	97,006	96,690
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	28,828
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
5.20%, 2/22/2034	787,000	816,319
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	526,796
		1,371,943
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	506,531
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	320,020
		826,551
Residential REITs — 0.4%
Essex Portfolio LP 1.65%, 1/15/2031	679,000	559,745
Mid-America Apartments LP 1.70%, 2/15/2031	487,000	406,710
UDR, Inc.
3.50%, 1/15/2028	100,000	96,469
3.20%, 1/15/2030	260,000	241,459
2.10%, 8/1/2032	266,000	216,096
2.10%, 6/15/2033	1,150,000	906,328
		2,426,807
Retail REITs — 0.5%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	372,240
2.25%, 4/1/2028	186,000	170,322
2.50%, 8/16/2031	440,000	375,158
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	241,972
4.30%, 10/15/2028	870,000	858,638
Realty Income Corp. 4.13%, 10/15/2026	200,000	198,326
Regency Centers LP
2.95%, 9/15/2029	300,000	277,860
3.70%, 6/15/2030	350,000	333,421
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	350,000	346,697
		3,174,634
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	782,348
5.05%, 7/12/2029	304,000	309,930
5.15%, 11/15/2031	108,000	110,329
3.14%, 11/15/2035 (b)	200,000	167,198
Foundry JV Holdco LLC
6.15%, 1/25/2032 (b)	412,000	424,219
6.25%, 1/25/2035 (b)	235,000	241,174
KLA Corp.
4.65%, 7/15/2032	62,000	62,612
4.70%, 2/1/2034	112,000	112,633
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	377,044
NXP BV (China) 2.50%, 5/11/2031	1,058,000	911,382
		3,498,869
Software — 0.2%
Oracle Corp.
2.65%, 7/15/2026	60,000	57,934
4.50%, 5/6/2028	295,000	296,477
2.88%, 3/25/2031	502,000	449,209
6.50%, 4/15/2038	50,000	55,729
Roper Technologies, Inc. 1.40%, 9/15/2027	200,000	183,062
Workday, Inc. 3.50%, 4/1/2027	300,000	293,425
		1,335,836
Specialized REITs — 0.6%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,573,804
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	575,173
Equinix, Inc. 2.90%, 11/18/2026	605,000	584,405
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	872,381
2.35%, 3/15/2032	467,000	387,315
		3,993,078
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	471,570
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	199,742
3.60%, 9/1/2027	203,000	198,280
1.75%, 3/15/2031	200,000	166,840
		1,036,432
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	699,962
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	816,000	751,811
		1,451,773
Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 4/1/2027	757,000	733,829
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	422,000	421,262
		1,155,091
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	774,000	713,242
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	446,648
3.88%, 4/15/2030	1,184,000	1,139,122
		2,299,012
Total Corporate Bonds (Cost $183,692,228)		179,438,651
Mortgage-Backed Securities — 17.7%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	12,748	12,844
Pool # C91802, 3.50%, 1/1/2035	1,740,587	1,690,776
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	85,130	86,851
Pool # A57681, 6.00%, 12/1/2036	542	569
Pool # G06493, 4.50%, 5/1/2041	357,341	358,068
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	908,484
Pool # U90690, 3.50%, 6/1/2042	361,777	340,553
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	723,755	716,515
Pool # QA3677, 2.50%, 10/1/2049	506,435	437,909
Pool # QA9530, 2.50%, 5/1/2050	611,319	530,980
Pool # QB0130, 2.50%, 6/1/2050	801,774	692,613
Pool # RA5276, 2.50%, 5/1/2051	3,707,896	3,205,834
Pool # QC3244, 3.00%, 6/1/2051	2,366,475	2,119,954
Pool # QC7410, 2.50%, 9/1/2051	1,458,272	1,258,516
Pool # RA5906, 2.50%, 9/1/2051	1,309,207	1,132,182
Pool # QD7596, 2.50%, 2/1/2052	2,639,269	2,279,792
Pool # RA6702, 3.00%, 2/1/2052	3,366,641	2,986,145
Pool # SD3952, 2.50%, 3/1/2052	3,605,132	3,120,546
Pool # RA7937, 5.00%, 9/1/2052	3,427,447	3,409,641
Pool # SD3518, 5.50%, 7/1/2053	1,865,240	1,878,021
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	276,256	269,018
Pool # AP9584, 3.00%, 10/1/2032	1,253,884	1,206,478
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	113,987	118,328
Pool # 735503, 6.00%, 4/1/2035	32,217	33,700
Pool # 888460, 6.50%, 10/1/2036	212,283	224,971
Pool # 888890, 6.50%, 10/1/2037	4,653	4,902
Pool # 949320, 7.00%, 10/1/2037	19,026	19,743
Pool # 995149, 6.50%, 10/1/2038	10,844	11,295
Pool # 994410, 7.00%, 11/1/2038	117,588	122,876
Pool # AD9151, 5.00%, 8/1/2040	184,995	189,464
Pool # AE0681, 4.50%, 12/1/2040	434,453	434,846
Pool # BM3500, 4.00%, 9/1/2047	700,301	683,429
Pool # BM3499, 4.00%, 12/1/2047	907,874	870,223
Pool # BE8354, 4.00%, 3/1/2048	410,989	394,067
Pool # BK2113, 2.50%, 3/1/2050	571,372	495,532
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA5658, 2.50%, 5/1/2050	184,884	159,715
Pool # CA6417, 3.00%, 7/1/2050	1,458,113	1,313,807
Pool # BK2829, 2.50%, 8/1/2050	225,140	194,491
Pool # CA6989, 2.50%, 9/1/2050	2,051,140	1,785,689
Pool # BP7667, 2.50%, 12/1/2050	929,181	809,387
Pool # FS5384, 2.50%, 6/1/2051	1,839,480	1,592,044
Pool # FM7957, 2.50%, 7/1/2051	3,036,058	2,634,291
Pool # FS6514, 2.50%, 9/1/2051	1,119,480	971,217
Pool # CB1878, 3.00%, 10/1/2051	2,518,801	2,252,110
Pool # FM9776, 3.00%, 11/1/2051	2,219,209	1,981,823
Pool # CB2637, 2.50%, 1/1/2052	2,201,052	1,894,976
Pool # CB2670, 3.00%, 1/1/2052	2,099,197	1,865,199
Pool # FS5986, 2.50%, 2/1/2052	1,621,348	1,404,945
Pool # FS7749, 3.00%, 2/1/2052	1,074,974	966,907
Pool # FS0882, 2.50%, 3/1/2052	824,433	716,653
Pool # CB3265, 3.00%, 4/1/2052	3,333,168	2,971,264
Pool # CB3378, 4.00%, 4/1/2052	1,906,917	1,811,759
Pool # FS6323, 3.50%, 5/1/2052	2,655,673	2,459,444
Pool # CB3629, 4.00%, 5/1/2052	4,385,907	4,167,285
Pool # DA4015, 6.00%, 10/1/2053	598,314	610,930
Pool # DB3630, 5.50%, 6/1/2054	2,975,914	3,001,507
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,525,186
Pool # AN6732, 2.83%, 5/1/2027	1,161,372	1,120,824
Pool # AN7338, 3.06%, 11/1/2027	935,822	905,369
Pool # AN7943, 3.10%, 1/1/2028	2,343,645	2,264,190
Pool # AN1161, 3.05%, 4/1/2028	923,222	886,318
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,767,527
Pool # AN9486, 3.57%, 6/1/2028	3,651,949	3,553,691
Pool # AN2069, 2.35%, 8/1/2028	1,358,831	1,271,029
Pool # BL0907, 3.88%, 12/1/2028	700,000	687,447
Pool # BM4162, 3.12%, 10/1/2029 (f)	125,379	120,335
Pool # BL4333, 2.52%, 11/1/2029	1,118,407	1,036,187
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,520,620
Pool # BM7037, 1.75%, 3/1/2032 (f)	998,797	845,256
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,137,487
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,017,424
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,760,590
Pool # MA1125, 4.00%, 7/1/2042	476,286	462,442
Pool # MA1437, 3.50%, 5/1/2043	670,821	630,719
Pool # MA1463, 3.50%, 6/1/2043	645,658	607,058
Pool # BF0669, 4.00%, 6/1/2052	1,953,878	1,867,456
Pool # BF0230, 5.50%, 1/1/2058	2,962,215	3,074,356
Pool # BM7238, 3.00%, 4/1/2059	2,210,646	1,938,554
Pool # BM6734, 4.00%, 8/1/2059	3,411,331	3,253,131
Pool # BF0497, 3.00%, 7/1/2060	1,655,458	1,434,961
Pool # BF0546, 2.50%, 7/1/2061	799,182	664,498
Pool # BF0617, 2.50%, 3/1/2062	2,011,954	1,653,550
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 9/25/2054 (g)	1,970,000	1,983,377
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

TBA, 6.00%, 9/25/2054 (g)	4,410,000	4,490,951
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	56,262	60,384
Pool # BA7567, 4.50%, 5/20/2048	627,980	613,354
Pool # BI0416, 4.50%, 11/20/2048	72,665	71,663
Pool # BM9692, 4.50%, 7/20/2049	250,835	246,332
Total Mortgage-Backed Securities (Cost $120,180,381)		118,283,374
Asset-Backed Securities — 10.2%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	251,102	247,607
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	342,243	317,067
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,846,844
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	71,234	66,461
Series 2021-1, Class B, 3.95%, 7/11/2030	912,660	838,865
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (b)	20,916	20,918
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	799,000	800,317
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	410,354	406,037
Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,039,595
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	1,811,572	1,738,353
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	346,704	332,668
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	383,786	378,393
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	710,000	694,645
Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	472,533
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	768,540	752,531
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/2025	43,649	43,555
Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	246,285
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	421,421	414,332
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	287,331	288,027
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-P3, Class A3, 4.61%, 11/10/2027	209,038	208,218
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,576,264
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	82,516	81,334
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	458,811	458,453
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	651,000	652,383
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	1,279,523	1,278,063
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,159,930
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	809,072
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,000,000	1,021,326
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	284,670	283,194
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	760,000	725,918
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,798,000	1,802,089
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	756,000	755,587
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	779,965	780,139
Series 2023-5A, Class A3, 6.32%, 3/15/2027	471,000	472,670
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,072,877
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	248,376
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	288,919
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	375,458	379,781
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	997,974	960,211
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	562,802
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,725,457
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	22,382	22,339
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	204,768	203,728
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	46,512	46,485
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	531,758	532,061
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,811,863
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	1,976,017
GLS Auto Receivables Issuer Trust Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	268,306	265,891
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	486,970
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	107,946	99,345
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	922,000	903,657
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,151,623	1,123,060
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	1,063,000	1,066,843
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	176,742
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (b)	213,483	213,971
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	481,748	451,727
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	91,642	86,658
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	771,771	784,418
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,364,228
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	348,580	348,785
Progress Residential Trust
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	350,000	331,997
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,073,538
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,987,646	1,808,853
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,252,224	1,228,635
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	952,596
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	511,411	509,709
Santander Drive Auto Receivables Trust
Series 2022-5, Class B, 4.43%, 3/15/2027	532,230	530,511
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	439,368
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	583,989
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	758,428
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	306,284
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,132,378
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	1,780,000	1,801,028
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	269,251
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	55,475	55,269
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	99,241	88,320
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	147,862	136,056
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	313,000	315,188
Toyota Auto Receivables Owner Trust Series 2021-C, Class A4, 0.72%, 1/15/2027	800,000	770,658
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	670,369	629,309
Series 2016-2, Class AA, 2.88%, 10/7/2028	708,427	657,263
Series 2018-1, Class AA, 3.50%, 3/1/2030	448,709	418,184
Series 2018-1, Class A, 3.70%, 3/1/2030	750,452	684,801
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	105,660	104,238
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	471,109
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (b) (e)	269,639	269,471
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	485,211	485,711
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (b) (e)	608,376	596,597
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (e)	353,055	353,378
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (e)	512,532	512,323
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (e)	317,389	319,317
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (e)	481,230	481,878
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	692,610	700,807
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	475,072	459,891
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	899,364	907,858
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	1,046,617	1,046,412
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	806,000	786,003
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	450,000	449,559
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	181,317
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	71,465	71,195
Series 2021-C, Class A3, 0.44%, 8/17/2026	196,934	193,892
Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	281,377
Total Asset-Backed Securities (Cost $69,326,193)		68,366,830
Collateralized Mortgage Obligations — 6.0%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	207
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.25%, 12/25/2034 (f)	5,990	5,852
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,589	3,479
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (e)	531,617	530,788
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,264,372	1,160,159
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,272,373	1,165,183
Series 2017-4, Class MT, 3.50%, 6/25/2057	328,011	299,921
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,317,989	1,233,503
Series 2019-3, Class M55D, 4.00%, 10/25/2058	296,108	276,702
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,047,809	2,771,754
FHLMC, REMIC
Series 3571, Class MY, 4.00%, 9/15/2024	21	21
Series 3577, Class B, 4.00%, 9/15/2024	1,596	1,592
Series 3578, Class KB, 4.00%, 9/15/2024	216	215
Series 2989, Class TG, 5.00%, 6/15/2025	8,772	8,736
Series 2988, Class TY, 5.50%, 6/15/2025	985	982
Series 3816, Class HA, 3.50%, 11/15/2025	176,941	175,046
Series 3087, Class KX, 5.50%, 12/15/2025	4,016	4,001
Series 3787, Class AY, 3.50%, 1/15/2026	75,539	74,638
Series 3794, Class LB, 3.50%, 1/15/2026	52,121	51,467
Series 3102, Class CE, 5.50%, 1/15/2026	29,243	29,132
Series 3123, Class HT, 5.00%, 3/15/2026	5,552	5,525
Series 3121, Class JD, 5.50%, 3/15/2026	2,604	2,595
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3150, Class EQ, 5.00%, 5/15/2026	13,462	13,393
Series 3898, Class KH, 3.50%, 6/15/2026	87,290	86,067
Series 3885, Class AC, 4.00%, 6/15/2026	4,861	4,840
Series 3911, Class B, 3.50%, 8/15/2026	108,532	107,028
Series 3959, Class PB, 3.00%, 11/15/2026	709,806	697,071
Series 3337, Class MD, 5.50%, 6/15/2027	9,518	9,531
Series 2110, Class PG, 6.00%, 1/15/2029	26,972	27,313
Series 3563, Class LB, 4.00%, 8/15/2029	4,309	4,258
Series 3653, Class B, 4.50%, 4/15/2030	44,053	44,131
Series 3824, Class EY, 3.50%, 3/15/2031	120,113	117,945
Series 2525, Class AM, 4.50%, 4/15/2032	262,981	262,942
Series 2441, Class GF, 6.50%, 4/15/2032	8,786	9,198
Series 2436, Class MC, 7.00%, 4/15/2032	3,957	4,045
Series 2760, Class KT, 4.50%, 9/15/2032	31,690	31,671
Series 2505, Class D, 5.50%, 9/15/2032	36,663	37,783
Series 2544, Class KE, 5.50%, 12/15/2032	24,768	25,609
Series 2557, Class HL, 5.30%, 1/15/2033	62,203	62,605
Series 2575, Class PE, 5.50%, 2/15/2033	19,626	20,328
Series 2586, Class WG, 4.00%, 3/15/2033	75,456	74,369
Series 2596, Class QD, 4.00%, 3/15/2033	68,328	66,301
Series 2621, Class QH, 5.00%, 5/15/2033	79,066	80,674
Series 2624, Class QH, 5.00%, 6/15/2033	95,522	97,484
Series 2648, Class BK, 5.00%, 7/15/2033	8,274	8,451
Series 4238, Class UY, 3.00%, 8/15/2033	1,882,016	1,809,885
Series 2673, Class PE, 5.50%, 9/15/2033	149,977	155,481
Series 2696, Class DG, 5.50%, 10/15/2033	141,318	146,571
Series 2725, Class TA, 4.50%, 12/15/2033	260,625	261,286
Series 2733, Class ME, 5.00%, 1/15/2034	129,997	132,781
Series 2768, Class PK, 5.00%, 3/15/2034	142,086	145,520
Series 2934, Class KG, 5.00%, 2/15/2035	103,180	105,629
Series 3077, Class TO, PO, 4/15/2035	856	848
Series 2960, Class JH, 5.50%, 4/15/2035	287,769	297,932
Series 3082, Class PW, 5.50%, 12/15/2035	21,290	22,238
Series 3084, Class BH, 5.50%, 12/15/2035	445,039	465,457
Series 3098, Class KG, 5.50%, 1/15/2036	469,145	490,916
Series 3136, Class CO, PO, 4/15/2036	7,113	6,184
Series 3145, Class AJ, 5.50%, 4/15/2036	17,831	18,675
Series 3819, Class ZQ, 6.00%, 4/15/2036	310,507	328,421
Series 3200, PO, 8/15/2036	35,927	30,506
Series 3270, Class AT, 5.50%, 1/15/2037	11,574	12,089
Series 3272, Class PA, 6.00%, 2/15/2037	3,244	3,448
Series 3348, Class HT, 6.00%, 7/15/2037	29,840	31,575
Series 3501, Class A, 4.50%, 1/15/2039	85,393	83,694
Series 3508, Class PK, 4.00%, 2/15/2039	1,610	1,548
Series 3513, Class A, 4.50%, 2/15/2039	7,237	7,179
Series 3653, Class HJ, 5.00%, 4/15/2040	318,346	326,710
Series 3677, Class KB, 4.50%, 5/15/2040	597,931	600,162
Series 3677, Class PB, 4.50%, 5/15/2040	286,204	286,547
Series 3715, Class PC, 4.50%, 8/15/2040	100,087	100,395
Series 3955, Class HB, 3.00%, 12/15/2040	40,866	40,107
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3828, Class PU, 4.50%, 3/15/2041	37,569	37,581
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	118,968	120,852
Series 3956, Class EB, 3.25%, 11/15/2041	647,208	602,895
Series 3963, Class JB, 4.50%, 11/15/2041	954,637	959,721
Series 4026, Class MQ, 4.00%, 4/15/2042	35,996	35,310
Series 4616, Class HP, 3.00%, 9/15/2046	877,265	794,946
Series 3688, Class GT, 7.53%, 11/15/2046 (f)	15,294	16,404
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	388,052	368,358
FNMA, REMIC
Series 2010-49, Class KB, 4.00%, 5/25/2025	5,672	5,628
Series 1997-57, Class PN, 5.00%, 9/18/2027	23,757	23,506
Series 2009-39, Class LB, 4.50%, 6/25/2029	33,936	33,729
Series 2009-96, Class DB, 4.00%, 11/25/2029	35,150	34,888
Series 2010-28, Class DE, 5.00%, 4/25/2030	108,516	109,788
Series 2001-63, Class TC, 6.00%, 12/25/2031	24,539	25,413
Series 2001-81, Class HE, 6.50%, 1/25/2032	62,109	64,896
Series 2002-75, Class GB, 5.50%, 11/25/2032	24,191	23,907
Series 2011-39, Class ZA, 6.00%, 11/25/2032	268,773	279,775
Series 2002-85, Class PE, 5.50%, 12/25/2032	20,919	21,603
Series 2003-21, Class OU, 5.50%, 3/25/2033	16,781	17,365
Series 2003-26, Class EB, 3.50%, 4/25/2033	459,936	449,393
Series 2003-23, Class CH, 5.00%, 4/25/2033	16,828	17,140
Series 2003-63, Class YB, 5.00%, 7/25/2033	57,436	58,282
Series 2003-69, Class N, 5.00%, 7/25/2033	109,255	110,599
Series 2003-80, Class QG, 5.00%, 8/25/2033	137,696	139,728
Series 2003-85, Class QD, 5.50%, 9/25/2033	60,702	62,826
Series 2003-94, Class CE, 5.00%, 10/25/2033	5,661	5,605
Series 2005-5, Class CK, 5.00%, 1/25/2035	73,930	72,888
Series 2005-29, Class WC, 4.75%, 4/25/2035	129,585	127,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-48, Class TD, 5.50%, 6/25/2035	148,720	155,106
Series 2005-53, Class MJ, 5.50%, 6/25/2035	144,682	150,667
Series 2005-58, Class EP, 5.50%, 7/25/2035	8,146	8,341
Series 2005-68, Class BE, 5.25%, 8/25/2035	138,908	141,003
Series 2005-68, Class PG, 5.50%, 8/25/2035	52,208	53,557
Series 2005-102, Class PG, 5.00%, 11/25/2035	195,204	199,433
Series 2005-110, Class GL, 5.50%, 12/25/2035	249,920	261,040
Series 2006-49, Class PA, 6.00%, 6/25/2036	27,408	28,794
Series 2009-19, Class PW, 4.50%, 10/25/2036	154,273	154,454
Series 2006-114, Class HE, 5.50%, 12/25/2036	188,722	196,078
Series 2007-33, Class HE, 5.50%, 4/25/2037	14,025	14,707
Series 2007-65, Class KI, IF, IO, 1.16%, 7/25/2037 (f)	3,375	362
Series 2007-71, Class KP, 5.50%, 7/25/2037	10,356	10,196
Series 2007-71, Class GB, 6.00%, 7/25/2037	112,425	119,314
Series 2009-86, Class OT, PO, 10/25/2037	19,932	16,803
Series 2008-72, Class BX, 5.50%, 8/25/2038	9,392	9,758
Series 2008-74, Class B, 5.50%, 9/25/2038	4,476	4,656
Series 2009-37, Class KI, IF, IO, 0.54%, 6/25/2039 (f)	2,642	169
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	6,395	1,117
Series 2009-92, Class AD, 6.00%, 11/25/2039	176,481	176,641
Series 2009-112, Class ST, IF, IO, 0.79%, 1/25/2040 (f)	45,269	4,569
Series 2010-22, Class PE, 5.00%, 3/25/2040	974,402	998,598
Series 2010-35, Class SB, IF, IO, 0.96%, 4/25/2040 (f)	18,514	1,332
Series 2010-37, Class CY, 5.00%, 4/25/2040	578,452	590,809
Series 2010-54, Class EA, 4.50%, 6/25/2040	14,999	14,899
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,142	2,156
Series 2010-71, Class HJ, 5.50%, 7/25/2040	66,193	69,319
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-123, Class BP, 4.50%, 11/25/2040	1,425,630	1,427,390
Series 2011-41, Class KL, 4.00%, 5/25/2041	821,330	810,550
Series 2011-50, Class LP, 4.00%, 6/25/2041	331,359	318,078
Series 2012-137, Class CF, 5.76%, 8/25/2041 (f)	55,664	55,478
Series 2012-103, Class DA, 3.50%, 10/25/2041	5,719	5,657
Series 2012-14, Class DE, 3.50%, 3/25/2042	537,721	508,226
Series 2012-139, Class JA, 3.50%, 12/25/2042	259,525	246,912
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,203,517
Series 2019-65, Class PA, 2.50%, 5/25/2048	187,054	169,522
Series 2009-96, Class CB, 4.00%, 11/25/2049	13,033	12,212
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,207,390	2,121,612
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	18,739	16,399
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	122,959	122,649
Series 2003-65, Class AP, 5.50%, 8/20/2033	40,843	41,094
Series 2003-77, Class TK, 5.00%, 9/16/2033	168,700	168,214
Series 2004-16, Class GC, 5.50%, 2/20/2034	438,846	444,669
Series 2004-54, Class BG, 5.50%, 7/20/2034	9,287	9,455
Series 2004-93, Class PD, 5.00%, 11/16/2034	257,428	255,524
Series 2004-101, Class BE, 5.00%, 11/20/2034	220,771	221,087
Series 2005-11, Class PL, 5.00%, 2/20/2035	106,176	106,670
Series 2005-26, Class XY, 5.50%, 3/20/2035	403,201	411,272
Series 2005-33, Class AY, 5.50%, 4/16/2035	100,501	101,101
Series 2005-49, Class B, 5.50%, 6/20/2035	35,293	36,053
Series 2005-51, Class DC, 5.00%, 7/20/2035	84,244	84,636
Series 2005-56, Class BD, 5.00%, 7/20/2035	12,981	13,117
Series 2006-7, Class ND, 5.50%, 8/20/2035	13,098	13,381
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-37, Class LB, 5.50%, 6/16/2037	105,572	108,210
Series 2007-79, Class BL, 5.75%, 8/20/2037	77,154	77,645
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (f)	71,023	2,950
Series 2008-7, Class PQ, 5.00%, 2/20/2038	225,314	223,631
Series 2008-9, Class PW, 5.25%, 2/20/2038	239,646	241,508
Series 2008-23, Class YA, 5.25%, 3/20/2038	55,477	56,021
Series 2008-35, Class NF, 5.00%, 4/20/2038	56,887	56,735
Series 2008-34, Class PG, 5.25%, 4/20/2038	65,809	66,118
Series 2008-33, Class PB, 5.50%, 4/20/2038	191,031	194,093
Series 2008-38, Class BG, 5.00%, 5/16/2038	307,021	308,489
Series 2008-43, Class NB, 5.50%, 5/20/2038	95,997	96,624
Series 2008-56, Class PX, 5.50%, 6/20/2038	187,798	187,097
Series 2008-58, Class PE, 5.50%, 7/16/2038	486,728	497,970
Series 2008-62, Class SA, IF, IO, 0.70%, 7/20/2038 (f)	1,394	11
Series 2008-76, Class US, IF, IO, 0.45%, 9/20/2038 (f)	41,900	1,393
Series 2011-97, Class WA, 6.09%, 11/20/2038 (f)	361,685	374,479
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (f)	38,918	1,084
Series 2009-14, Class AG, 4.50%, 3/20/2039	67,089	66,241
Series 2009-72, Class SM, IF, IO, 0.80%, 8/16/2039 (f)	88,769	6,520
Series 2009-61, Class AP, 4.00%, 8/20/2039	6,709	6,563
Series 2010-130, Class BD, 4.00%, 12/20/2039	221,250	217,384
Series 2010-157, Class OP, PO, 12/20/2040	65,940	56,147
Series 2014-H11, Class VA, 5.95%, 6/20/2064 (f)	797,270	795,501
Series 2015-H20, Class FA, 5.92%, 8/20/2065 (f)	1,107,244	1,104,986
Series 2015-H26, Class FG, 5.97%, 10/20/2065 (f)	741,244	738,474
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	33,984	33,812
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.26%, 11/25/2033 (f)	45,316	44,068
Series 2007-A1, Class 5A5, 5.64%, 7/25/2035 (f)	15,702	15,779
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (f)	26,355	25,459
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.03%, 10/25/2028 (f)	20,678	19,479
Series 2004-B, Class A1, 5.89%, 5/25/2029 (f)	28,711	27,745
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	15,265	14,904
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,256
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	347,231	336,529
Sequoia Mortgage Trust Series 2004-11, Class A1, 6.05%, 12/20/2034 (f)	97,561	87,501
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 6.16%, 1/19/2034 (f)	63,113	60,651
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.61%, 12/25/2044 (f)	78,287	74,317
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	221,422	223,210
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.86%, 10/25/2033 (f)	51,194	48,274
Total Collateralized Mortgage Obligations (Cost $42,542,397)		40,040,164
Commercial Mortgage-Backed Securities — 5.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (f)	622,230	589,230
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	1,400,000	1,382,683
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,429,036
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (f)	2,000,000	1,975,021
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	325,307
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,967,753
Series K072, Class A2, 3.44%, 12/25/2027	473,000	462,581
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	591,398
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,900,503
Series K145, Class AM, 2.58%, 6/25/2055	880,000	779,498
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	910,433	885,252
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,143,882	1,109,560
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (f)	2,501,201	2,426,977
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (f)	318,883	307,474
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (f)	3,022,265	2,911,902
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (f)	1,731,957	1,668,455
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (f)	2,357,948	2,274,809
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	379,637	371,101
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (f)	1,998,053	1,906,130
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (f)	1,132,633	1,072,561
Series 2020-M50, Class A2, 1.20%, 10/25/2030	365,620	337,847
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	5,460,175	290,166
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (f)	1,517,000	1,272,059
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (f)	5,000,000	4,218,055
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	8,971	8,787
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (f)	322,175	23,620
FREMF Mortgage Trust Series 2015-K44, Class B, 3.84%, 1/25/2048 (b) (f)	1,500,000	1,484,921
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,489,697
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	259,653
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,505,658
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	27,444	25,783
Total Commercial Mortgage-Backed Securities (Cost $40,143,659)		38,253,477
Foreign Government Securities — 0.2%
Republic of Colombia 7.38%, 9/18/2037	300,000	301,950
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Mexican States
4.13%, 1/21/2026	332,000	329,095
2.66%, 5/24/2031	1,200,000	1,019,250
Total Foreign Government Securities (Cost $1,824,661)		1,650,295
	SHARES
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (h) (i) (Cost $22,658,867)	22,653,530	22,664,857
Total Investments — 100.6% (Cost $683,950,845)		673,516,053
Liabilities in Excess of Other Assets — (0.6)%		(3,687,339)
NET ASSETS — 100.0%		669,828,714

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $1,536,272 or 0.23% of the
Fund’s net assets as of August 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	776	12/19/2024	USD	88,051,750	(334,599)
U.S. Treasury 10 Year Ultra Note	342	12/19/2024	USD	40,099,500	(516,390)
U.S. Treasury 5 Year Note	753	12/31/2024	USD	82,347,609	(125,842)
					(976,831)
Short Contracts
U.S. Treasury Long Bond	(52)	12/19/2024	USD	(6,381,375)	87,060
U.S. Treasury Ultra Bond	(82)	12/19/2024	USD	(10,759,938)	170,843
U.S. Treasury 2 Year Note	(272)	12/31/2024	USD	(56,450,625)	(21,421)
					236,482
					(740,349)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2024 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.22% at termination	Receive	8/16/2029	USD5,772,000	(14,672)	37,956	23,284
CPI-U at termination	2.23% at termination	Receive	8/22/2029	USD38,850,000	—	150,479	150,479
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD62,147,000	(18,650)	390,899	372,249
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD24,468,000	27,399	127,692	155,091
					(5,923)	707,026	701,103
CPI-U at termination	1.90% at termination	Receive	8/16/2025	USD13,423,000	—	(1,024)	(1,024)
CPI-U at termination	2.00% at termination	Receive	7/19/2025	USD13,327,000	—	(30,801)	(30,801)
CPI-U at termination	2.37% at termination	Receive	7/30/2029	USD5,750,000	10,999	(32,863)	(21,864)
CPI-U at termination	2.38% at termination	Receive	8/1/2029	USD106,321,000	319,961	(771,293)	(451,332)
CPI-U at termination	2.40% at termination	Receive	6/12/2025	USD12,684,000	—	(78,797)	(78,797)
CPI-U at termination	2.44% at termination	Receive	7/1/2029	USD11,127,000	23,853	(113,170)	(89,317)
CPI-U at termination	2.45% at termination	Receive	8/2/2034	USD26,108,000	—	(162,045)	(162,045)
CPI-U at termination	2.46% at termination	Receive	6/12/2027	USD70,714,000	61,276	(687,182)	(625,906)
CPI-U at termination	2.48% at termination	Receive	2/2/2034	USD5,213,000	—	(26,875)	(26,875)
CPI-U at termination	2.50% at termination	Receive	2/28/2034	USD14,320,000	12,345	(113,341)	(100,996)
CPI-U at termination	2.56% at termination	Receive	7/3/2029	USD4,000,000	—	(53,739)	(53,739)
CPI-U at termination	2.56% at termination	Receive	4/3/2034	USD3,845,000	4,164	(59,117)	(54,953)
CPI-U at termination	2.61% at termination	Receive	6/4/2034	USD3,179,000	—	(71,000)	(71,000)
CPI-U at termination	2.62% at termination	Receive	5/2/2034	USD6,169,000	—	(132,420)	(132,420)
					432,598	(2,333,667)	(1,901,069)
					426,675	(1,626,641)	(1,199,966)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at August 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.14%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.42-V1	1.00	Quarterly	6/20/2029	0.49	USD 8,896,000	(164,891)	(50,148)	(215,039)
CDX.NA.IG.42-V1	1.00	Quarterly	6/20/2029	0.49	USD 91,322,000	(1,850,562)	(356,925)	(2,207,487)
						(2,015,453)	(407,073)	(2,422,526)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2024

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.36 annually	Receive	5/15/2034	USD22,000,000	836	38,651	39,487
1 day SOFR annually	3.59 annually	Pay	8/4/2026	USD212,453,000	—	732,512	732,512
					836	771,163	771,999
1 day SOFR annually	3.63 annually	Receive	8/2/2034	USD52,747,000	—	(267,211)	(267,211)
					836	503,952	504,788

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	5.32%
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Apartments — 14.4%
American Homes 4 Rent, Class A, REIT	427,863	17,016,111
Equity LifeStyle Properties, Inc., REIT	163,705	11,902,991
Equity Residential, REIT	160,000	11,980,800
UDR, Inc., REIT	330,312	14,702,187
		55,602,089
Diversified — 34.7%
American Tower Corp., REIT	180,531	40,449,776
Digital Realty Trust, Inc., REIT	157,506	23,879,485
Equinix, Inc., REIT	39,748	33,164,141
Outfront Media, Inc., REIT	226,748	3,866,053
SBA Communications Corp., REIT	52,854	11,979,887
VICI Properties, Inc., REIT	515,658	17,264,230
Weyerhaeuser Co., REIT	122,632	3,739,050
		134,342,622
Health Care — 14.4%
CareTrust REIT, Inc., REIT	185,708	5,548,955
Sabra Health Care REIT, Inc., REIT	380,842	6,489,548
Ventas, Inc., REIT	264,694	16,440,144
Welltower, Inc., REIT	226,845	27,375,655
		55,854,302
Hotels — 1.9%
DiamondRock Hospitality Co., REIT	85,824	754,393
Host Hotels & Resorts, Inc., REIT	380,015	6,726,266
		7,480,659
Industrial — 14.2%
Americold Realty Trust, Inc., REIT	310,826	9,013,954
EastGroup Properties, Inc., REIT	67,830	12,643,512
Lineage, Inc., REIT *	31,982	2,683,290
Prologis, Inc., REIT	239,749	30,644,717
		54,985,473
Office — 6.0%
BXP, Inc., REIT	147,171	11,070,203
COPT Defense Properties, REIT	262,053	7,806,559
Cousins Properties, Inc., REIT	146,652	4,181,048
		23,057,810
INVESTMENTS	SHARES	VALUE($)

Shopping Centers — 3.6%
Federal Realty Investment Trust, REIT	55,815	6,418,725
Kimco Realty Corp., REIT	330,825	7,694,990
		14,113,715
Single Tenant — 3.0%
Agree Realty Corp., REIT	157,621	11,507,909
Storage — 5.9%
Extra Space Storage, Inc., REIT	94,223	16,677,471
Public Storage, REIT	18,371	6,314,480
		22,991,951
Total Common Stocks (Cost $307,447,771)		379,936,530
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b) (Cost $7,506,702)	7,505,472	7,509,224
Total Investments — 100.0% (Cost $314,954,473)		387,445,754
Other Assets Less Liabilities — 0.0% ^		93,384
NET ASSETS — 100.0%		387,539,138

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

18	Realty Income ETF	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)

	JPMorgan Inflation Managed Bond ETF	JPMorgan Realty Income ETF
ASSETS:
Investments in non-affiliates, at value	$650,851,196	$379,936,530
Investments in affiliates, at value	22,664,857	7,509,224
Cash	—	35,539
Deposits at broker for centrally cleared swaps	40,000	—
Receivables:
Investment securities sold	41,858	—
Investment securities sold — delayed delivery securities	10,352,558	—
Interest from non-affiliates	3,188,876	57,435
Dividends from non-affiliates	—	285,056
Dividends from affiliates	3,315	1,098
Securities lending income (See Note 2.D.)	—	196
Variation margin on centrally cleared swaps	205,817	—
Total Assets	687,348,477	387,825,078
LIABILITIES:
Payables:
Due to custodian	154,704	—
Investment securities purchased — delayed delivery securities	16,654,618	—
Variation margin on futures contracts	463,716	—
Accrued liabilities:
Investment advisory fees	77,108	125,388
Administration fees	42,645	24,078
Printing and mailing costs	53,020	68,099
Custodian and accounting fees	16,287	6,891
Other	57,665	61,484
Total Liabilities	17,519,763	285,940
Net Assets	$669,828,714	$387,539,138
NET ASSETS:
Paid-in-Capital	$741,150,807	$362,068,099
Total distributable earnings (loss)	(71,322,093)	25,471,039
Total Net Assets	$669,828,714	$387,539,138
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	14,093,210	7,797,859
Net asset value, per share	$47.53	$49.70
Cost of investments in non-affiliates	$661,291,978	$307,447,771
Cost of investments in affiliates	22,658,867	7,506,702
Net upfront receipts on centrally cleared swaps	(1,587,942)	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	19

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)

	JPMorgan Inflation Managed Bond ETF	JPMorgan Realty Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$14,992,856	$57,435
Interest income from affiliates	87	46
Dividend income from non-affiliates	—	4,847,467
Dividend income from affiliates	1,084,948	231,676
Income from securities lending (net) (See Note 2.D.)	—	195
Total investment income	16,077,891	5,136,819
EXPENSES:
Investment advisory fees	924,652	1,044,277
Administration fees	247,676	130,535
Custodian and accounting fees	44,680	9,377
Interest expense to non-affiliates	1,404	—
Interest expense to affiliates	2,312	—
Professional fees	47,093	32,268
Trustees’ and Chief Compliance Officer’s fees	13,310	13,071
Registration and filing fees	4,092	4,212
Other	5,109	5,352
Total expenses	1,290,328	1,239,092
Less fees waived	(22,826)	(5,168)
Less expense reimbursements	(460,966)	(368,049)
Net expenses	806,536	865,875
Net investment income (loss)	15,271,355	4,270,944
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	243,885	(4,908,241)
Investments in affiliates	(18,104)	(1,620)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	5,278,718
Futures contracts	4,015,510	—
Swaps	(1,844,369)	—
Net realized gain (loss)	2,396,922	368,857
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	13,801,496	47,501,123
Investments in affiliates	5,965	1,774
Futures contracts	(870,584)	—
Swaps	(355,661)	—
Change in net unrealized appreciation/depreciation	12,581,216	47,502,897
Net realized/unrealized gains (losses)	14,978,138	47,871,754
Change in net assets resulting from operations	$30,249,493	$52,142,698
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Inflation Managed Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,271,355	$20,455,183	$4,270,944	$10,311,490
Net realized gain (loss)	2,396,922	(24,677,555)	368,857	14,743,926
Change in net unrealized appreciation/depreciation	12,581,216	31,022,196	47,502,897	(10,239,567)
Change in net assets resulting from operations	30,249,493	26,799,824	52,142,698	14,815,849
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,460,965)	(20,130,287)	(3,268,520)	(13,660,855)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,910,023)	(250,326,185)	10,586,687	(182,630,956)
NET ASSETS:
Change in net assets	8,878,505	(243,656,648)	59,460,865	(181,475,962)
Beginning of period	660,950,209	904,606,857	328,078,273	509,554,235
End of period	$669,828,714	$660,950,209	$387,539,138	$328,078,273
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$20,947,891	$227,217,150	$29,593,783	$30,379,220
Cost of shares redeemed	(27,857,914)	(477,543,335)	(19,007,096)	(213,010,176)
Total change in net assets resulting from capital transactions	$(6,910,023)	$(250,326,185)	$10,586,687	$(182,630,956)
SHARE TRANSACTIONS:
Issued	450,000	4,900,000	675,000	725,000
Redeemed	(600,000)	(10,200,000)	(400,000)	(5,000,000)
Net increase (decrease) in shares from share transactions	(150,000)	(5,300,000)	275,000	(4,275,000)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	21

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond ETF (h)
Six Months Ended August 31, 2024 (Unaudited)	$46.40	$1.09	$1.08	$2.17	$(1.04)	$—	$(1.04)
Year Ended February 29, 2024	46.29	1.74	0.01	1.75	(1.64)	—	(1.64)
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)	(1.72)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—	(1.27)
Year Ended February 28, 2021	49.26	0.94	1.32	2.26	(0.94)	—	(0.94)
Year Ended February 29, 2020	47.33	1.27	1.93	3.20	(1.27)	—	(1.27)
JPMorgan Realty Income ETF (i)
Six Months Ended August 31, 2024 (Unaudited)	43.61	0.55	5.96	6.51	(0.42)	—	(0.42)
Year Ended February 29, 2024	43.19	1.16	0.73	1.89	(1.47)	—	(1.47)
Year Ended February 28, 2023	62.71	0.98 (j)	(9.14)	(8.16)	(0.76)	(10.60)	(11.36)
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)	(5.74)
Year Ended February 28, 2021	54.40	0.84	1.89	2.73	(0.72)	(1.65)	(2.37)
Year Ended February 29, 2020	54.92	1.12	3.53	4.65	(1.20)	(3.97)	(5.17)

(a)
Per Share amounts reflect the conversion of the JPMorgan Inflation Managed Bond Fund into the JPMorgan Inflation Managed Bond ETF as of the close of business on April 8, 2022 and the conversion of the JPMorgan Realty Income Fund into the JPMorgan Realty Income ETF as of the close of business on May 20,
2022. See Note 1.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the JPMorgan
Inflation Managed Bond ETF on the listing exchange as of the time that the JPMorgan Inflation Managed Bond ETF's NAV is calculated. Prior to the JPMorgan
Inflation Managed Bond ETF's listing on April, 11, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the JPMorgan Realty Income ETF on the listing exchange as of the time that the JPMorgan Realty Income ETF's NAV is calculated. Prior to the JPMorgan Realty Income ETF's listing on May 23, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(h)
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2019 up through the reorganization.

(i)
JPMorgan Realty Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2019 up through the reorganization.

(j)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%,

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)(g)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$47.53	$47.51	4.74%	4.54%	$669,828,714	0.24%	4.64%	0.39%	49%
46.40	46.47	3.86	3.86	660,950,209	0.25	3.75	0.40	60
46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
50.58	50.58	4.70	4.70	1,172,320,983	0.34	1.93	0.38	89
49.26	49.26	6.84	6.84	1,169,195,274	0.42	2.62	0.44	146

49.70	49.71	15.07	15.23	387,539,138	0.50	2.46	0.71	39
43.61	43.56	4.54	4.28	328,078,273	0.50	2.78	0.72	96
43.19	43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (j)	0.72	84
62.71	62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
54.76	54.76	5.38	5.38	1,663,701,422	0.68	1.67	0.70	90
54.40	54.40	8.23	8.23	1,289,280,883	0.68	1.92	0.76	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees (the “Board”) of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan Inflation Managed Bond Fund	JPMorgan Inflation Managed Bond ETF	April 8, 2022
JPMorgan Realty Income Fund	JPMorgan Realty Income ETF	May 20, 2022
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending June 30, 2025. Each Reorganization did not result in the material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds. Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 28, 2023.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.
Realty Income ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

24	J.P. Morgan Exchange-Traded Funds	August 31, 2024

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$68,267,485	$99,345	$68,366,830
Collateralized Mortgage Obligations	—	40,039,957	207	40,040,164
Commercial Mortgage-Backed Securities	—	38,253,477	—	38,253,477
Corporate Bonds	—	179,438,651	—	179,438,651
Foreign Government Securities	—	1,650,295	—	1,650,295
Mortgage-Backed Securities	—	118,283,374	—	118,283,374
U.S. Treasury Obligations	—	204,818,405	—	204,818,405
Short-Term Investments
Investment Companies	22,664,857	—	—	22,664,857
Total Investments in Securities	$22,664,857	$650,751,644	$99,552	$673,516,053
Appreciation in Other Financial Instruments
Futures Contracts	$257,903	$—	$—	$257,903
Swaps	—	1,478,189	—	1,478,189
Depreciation in Other Financial Instruments
Futures Contracts	(998,252)	—	—	(998,252)
Swaps	—	(3,007,951)	—	(3,007,951)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(740,349)	$(1,529,762)	$—	$(2,270,111)

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$387,445,754	$—	$—	$387,445,754

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2024

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Inflation Managed Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Inflation Managed Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOI, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Counterparty	Collateral amount
Inflation Managed Bond ETF	Collateral Received	Wells Fargo Securities LLC	$(20,000)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Inflation Managed Bond ETF did not lend out any securities during the six months ended August 31, 2024. Realty Income ETF did not have any securities out on loan at August 31, 2024.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Inflation Managed Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$100,751,178	$58,022,844	$136,097,026	$(18,104)	$5,965	$22,664,857	22,653,530	$1,084,948	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Realty Income ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$11,028,308	$19,988,682	$23,507,920	$(1,620)	$1,774	$7,509,224	7,505,472	$231,676	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	—	2,457,400	2,457,400	—	—	—	—	462 *	—
Total	$11,028,308	$22,446,082	$25,965,320	$(1,620)	$1,774	$7,509,224		$232,138	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Derivatives—Inflation Managed Bond ETF used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— Inflation Managed Bond ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps— Inflation Managed Bond ETF engaged in various swap transactions including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The Fund’s OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Inflation Managed Bond ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps
Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
(3) Summary of Derivatives Information—The following table presents the value of derivatives held as of August 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
Inflation Managed Bond ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$257,903
Swaps at Value (Assets) **	1,473,102
Unrealized Depreciation on Futures Contracts *	(998,252)
Swaps at Value (Liabilities) **	(2,168,280)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(2,422,526)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(740,349)
Swaps at Value **	(3,117,704)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivatives on the Statements of Operations for the six months ended August 31, 2024, by primary underlying risk exposure:
Inflation Managed Bond ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$4,015,510
Swap Contracts	(798,263)

30	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Inflation Managed Bond ETF
Credit Exposure Risk:
Swap Contracts	$(1,046,106)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	(870,584)
Swap Contracts	(710,975)
Credit Exposure Risk:
Swap Contracts	355,314
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts and swaps activity during the six months ended August 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
Inflation Managed Bond ETF
Futures Contracts:
Average Notional Balance Long	$168,305,875
Average Notional Balance Short	(55,911,520)
Ending Notional Balance Long	210,498,859
Ending Notional Balance Short	(73,591,938)
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	567,245,649
Ending Notional Balance - Pays Fixed Rate	714,617,000
Credit Default Swaps:
Average Notional Balance - Buy Protection	93,882,000
Ending Notional Balance - Buy Protection	100,218,000
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
Inflation Managed Bond ETF invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Inflation Managed Bond ETF and at least quarterly for Realty Income ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Inflation Managed Bond ETF	0.28%
Realty Income ETF	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2024

E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of Inflation Managed Bond ETF's average daily net assets and 0.50% of Realty Income ETF's average daily net assets.
The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitations are in place until at least June 30, 2025.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Inflation Managed Bond ETF	$460,966
Realty Income ETF	368,049
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

Inflation Managed Bond ETF	$22,826
Realty Income ETF	5,168
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, Inflation Managed Bond ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Inflation Managed Bond ETF	$232,723,784	$314,033,042	$80,049,426	$16,610,614
Realty Income ETF	135,642,366	130,746,803	—	—
For the six months ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Realty Income ETF	$27,655,120	$17,768,576

August 31, 2024	J.P. Morgan Exchange-Traded Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
During the six months ended August 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Managed Bond ETF	$682,362,903	$7,247,170	$19,952,073	$(12,704,903)
Realty Income ETF	314,954,473	72,980,338	489,057	72,491,281
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Inflation Managed Bond ETF	$8,427,529	$51,021,586
Realty Income ETF	32,866,942	1,356,126
Net capital losses (gains) and specified ordinary losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Inflation Managed Bond ETF	$(4,756,917)	$7,336,614	$1,099
Realty Income ETF	(3,390,706)	6,165,587	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate

34	J.P. Morgan Exchange-Traded Funds	August 31, 2024

and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2024, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	43.5%	31.7%
Realty Income ETF	72.1	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Inflation Managed Bond ETF is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Inflation Managed Bond ETF is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2024

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-CONVETF1-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by
JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Inflation Managed Bond ETF’s performance was in the first, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Realty Income ETF’s performance was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Inflation Managed Bond ETF’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Realty Income ETF’s net advisory fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	BBSA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	BBIP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	NYSE Arca, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 61.8%
U.S. Treasury Bonds 6.50%, 11/15/2026	60,000	63,553
U.S. Treasury Notes
0.25%, 6/30/2025	64,000	61,820
4.63%, 6/30/2025	21,000	21,018
4.75%, 7/31/2025	180,000	180,471
2.00%, 8/15/2025	5,000	4,888
0.25%, 8/31/2025	79,000	75,843
0.25%, 9/30/2025	89,000	85,210
4.25%, 10/15/2025	100,000	99,934
2.25%, 11/15/2025	9,000	8,788
0.38%, 11/30/2025	1,165,000	1,110,891
2.63%, 12/31/2025	38,000	37,236
0.50%, 2/28/2026	26,000	24,649
0.75%, 3/31/2026	217,000	206,082
4.50%, 3/31/2026	41,000	41,258
0.75%, 4/30/2026	124,000	117,490
0.75%, 5/31/2026	6,000	5,673
0.88%, 6/30/2026	213,000	201,451
0.63%, 7/31/2026	27,000	25,356
0.75%, 8/31/2026	653,000	613,488
0.88%, 9/30/2026	220,000	206,869
1.63%, 9/30/2026	215,000	205,258
4.63%, 10/15/2026	50,000	50,715
1.13%, 10/31/2026	259,000	244,209
1.63%, 10/31/2026	39,000	37,169
1.25%, 11/30/2026	339,000	319,984
1.63%, 11/30/2026	57,000	54,248
1.25%, 12/31/2026	218,000	205,499
1.50%, 1/31/2027	34,000	32,172
0.63%, 3/31/2027	19,000	17,514
0.50%, 6/30/2027	391,000	356,635
0.38%, 7/31/2027	172,000	155,888
0.50%, 8/31/2027	300,000	272,320
0.38%, 9/30/2027	90,000	81,162
4.13%, 10/31/2027	100,000	100,977
3.88%, 12/31/2027	20,000	20,066
0.75%, 1/31/2028	36,000	32,538
3.50%, 1/31/2028	350,000	346,855
2.75%, 2/15/2028	137,000	132,398
3.63%, 3/31/2028	50,000	49,777
2.88%, 5/15/2028	5,000	4,845
3.63%, 5/31/2028	203,000	201,985
1.25%, 6/30/2028	57,000	51,919
1.00%, 7/31/2028	247,000	222,358
4.13%, 7/31/2028	195,000	197,559
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.88%, 8/15/2028	61,000	58,994
1.13%, 8/31/2028	361,000	325,972
4.38%, 8/31/2028	199,000	203,493
4.63%, 9/30/2028	198,000	204,404
1.38%, 10/31/2028	174,000	158,122
1.50%, 11/30/2028	179,000	163,268
1.38%, 12/31/2028	392,000	355,097
1.75%, 1/31/2029	187,000	171,850
1.88%, 2/28/2029	12,000	11,077
4.25%, 2/28/2029	141,000	143,996
2.38%, 3/31/2029	113,000	106,467
4.13%, 3/31/2029	10,000	10,159
2.88%, 4/30/2029	119,000	114,528
2.38%, 5/15/2029	114,000	107,276
4.50%, 5/31/2029	115,000	118,800
1.63%, 8/15/2029	153,000	138,608
Total U.S. Treasury Obligations (Cost $8,971,533)		8,978,129
Corporate Bonds — 24.2%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.60%, 10/30/2025	38,000	36,931
2.75%, 2/1/2026	15,000	14,505
HEICO Corp. 5.25%, 8/1/2028	8,000	8,202
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,976
		61,614
Automobiles — 0.3%
Ford Motor Co. 6.63%, 10/1/2028	6,000	6,342
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	41,000	39,101
		45,443
Banks — 6.3%
Bangko Sentral ng Pilipinas International Bond (Philippines) 8.60%, 6/15/2027	13,000	14,208
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (a)	36,000	34,538
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (a)	20,000	19,101
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	30,000	28,463
(SOFR + 1.34%), 5.93%, 9/15/2027 (a)	22,000	22,560
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,965
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (a)	17,000	16,537
Bank of Montreal (Canada) 2.65%, 3/8/2027	39,000	37,451
Bank of Nova Scotia (The) (Canada) 1.35%, 6/24/2026	6,000	5,681
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
4.13%, 7/25/2028	15,000	14,751
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (a)	29,000	28,097
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (a)	44,000	42,694
Citizens Financial Group, Inc. 2.85%, 7/27/2026	37,000	35,585
Fifth Third Bancorp
(SOFR + 0.69%), 1.71%, 11/1/2027 (a)	17,000	15,923
(SOFR + 1.36%), 4.06%, 4/25/2028 (a)	22,000	21,539
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 1.59%, 5/24/2027 (a)	25,000	23,722
KeyCorp 4.15%, 10/29/2025	8,000	7,928
Kreditanstalt fuer Wiederaufbau (Germany)
1.25%, 1/31/2025	23,000	22,652
1.00%, 10/1/2026	28,000	26,352
4.00%, 3/15/2029	12,000	12,094
Landwirtschaftliche Rentenbank (Germany) 0.88%, 3/30/2026	39,000	37,051
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	39,000	38,309
3.96%, 3/2/2028	21,000	20,690
Oesterreichische Kontrollbank AG (Austria)
4.13%, 1/20/2026	40,000	39,919
0.50%, 2/2/2026	5,000	4,745
PNC Financial Services Group, Inc. (The) (SOFR + 1.84%), 5.58%, 6/12/2029 (a)	6,000	6,197
Regions Financial Corp. 1.80%, 8/12/2028	14,000	12,526
Royal Bank of Canada (Canada) 1.20%, 4/27/2026	23,000	21,845
Santander Holdings USA, Inc. (SOFR + 1.25%), 2.49%, 1/6/2028 (a)	5,000	4,695
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	61,000	59,082
4.31%, 10/16/2028	6,000	5,985
Toronto-Dominion Bank (The) (Canada)
2.80%, 3/10/2027	6,000	5,771
(USD Swap Semi 5 Year + 2.21%), 3.63%, 9/15/2031 (a) (b)	7,000	6,805
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,941
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	17,000	16,718
US Bancorp
Series X, 3.15%, 4/27/2027	30,000	29,197
(SOFR + 0.73%), 2.22%, 1/27/2028 (a)	15,000	14,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Wells Fargo & Co.
3.00%, 4/22/2026	8,000	7,811
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (a)	18,000	17,547
(SOFR + 1.98%), 4.81%, 7/25/2028 (a)	16,000	16,090
4.15%, 1/24/2029	30,000	29,651
(SOFR + 1.74%), 5.57%, 7/25/2029 (a)	30,000	30,986
Westpac Banking Corp. (Australia)
5.46%, 11/18/2027	14,000	14,462
3.40%, 1/25/2028	36,000	34,969
		917,022
Beverages — 0.4%
Coca-Cola Co. (The) 1.00%, 3/15/2028	21,000	18,971
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	2,000	1,970
2.55%, 9/15/2026	33,000	31,774
PepsiCo, Inc. 2.85%, 2/24/2026	10,000	9,807
		62,522
Biotechnology — 0.3%
Amgen, Inc. 1.65%, 8/15/2028	42,000	37,840
Capital Markets — 3.0%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,000	1,942
Ares Capital Corp. 2.15%, 7/15/2026	7,000	6,605
Bank of New York Mellon Corp. (The) Series J, 1.90%, 1/25/2029	28,000	25,422
BGC Group, Inc. 6.60%, 6/10/2029 (c)	5,000	5,135
Blue Owl Capital Corp. 2.88%, 6/11/2028	25,000	22,838
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	14,000	14,160
Charles Schwab Corp. (The) 2.00%, 3/20/2028	6,000	5,531
CME Group, Inc. 3.75%, 6/15/2028	12,000	11,848
Deutsche Bank AG (Germany) 4.10%, 1/13/2026	41,000	40,726
FactSet Research Systems, Inc. 2.90%, 3/1/2027	31,000	29,742
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (a)	24,000	22,800
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	51,000	48,165
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	24,000	23,320
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	7,000	6,903
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	7,000	6,930
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Main Street Capital Corp. 3.00%, 7/14/2026	16,000	15,271
Morgan Stanley
5.00%, 11/24/2025	32,000	32,053
3.95%, 4/23/2027	11,000	10,842
(SOFR + 0.88%), 1.59%, 5/4/2027 (a)	14,000	13,302
(SOFR + 0.86%), 1.51%, 7/20/2027 (a)	5,000	4,716
3.59%, 7/22/2028 (d)	5,000	4,859
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (a)	28,000	27,823
Northern Trust Corp. 3.65%, 8/3/2028	32,000	31,482
State Street Corp. (SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	27,520
		439,935
Chemicals — 0.2%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	9,000	8,479
Celanese US Holdings LLC 1.40%, 8/5/2026	5,000	4,679
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,962
LYB International Finance III LLC 1.25%, 10/1/2025	5,000	4,811
		27,931
Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	12,000	11,797
Waste Management, Inc. 2.00%, 6/1/2029	7,000	6,316
		18,113
Consumer Finance — 0.7%
American Express Co. 1.65%, 11/4/2026	17,000	16,022
American Honda Finance Corp. 2.25%, 1/12/2029	12,000	10,988
Capital One Financial Corp. (SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	11,054
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	6,000	5,477
John Deere Capital Corp.
3.45%, 3/7/2029	5,000	4,830
3.35%, 4/18/2029	11,000	10,608
PACCAR Financial Corp. 2.00%, 2/4/2027	2,000	1,898
Synchrony Financial 3.95%, 12/1/2027	24,000	23,127
Toyota Motor Credit Corp.
0.80%, 10/16/2025	3,000	2,881
3.05%, 3/22/2027	17,000	16,518
		103,403
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,791
Dollar General Corp. 3.88%, 4/15/2027	12,000	11,728
Kroger Co. (The) 3.50%, 2/1/2026	2,000	1,967
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	9,000	8,573
		25,059
Containers & Packaging — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	26,000	24,867
WRKCo, Inc. 4.65%, 3/15/2026	3,000	2,988
		27,855
Distributors — 0.2%
LKQ Corp. 5.75%, 6/15/2028	24,000	24,717
Diversified REITs — 0.2%
Simon Property Group LP
3.50%, 9/1/2025	26,000	25,689
3.38%, 12/1/2027	9,000	8,732
		34,421
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.70%, 3/25/2026	11,000	10,521
1.65%, 2/1/2028	9,000	8,205
Verizon Communications, Inc.
0.85%, 11/20/2025	26,000	24,852
3.00%, 3/22/2027	13,000	12,582
2.10%, 3/22/2028	12,000	11,110
4.33%, 9/21/2028	6,000	5,982
		73,252
Electric Utilities — 1.3%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,911
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (a)	14,000	12,594
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,753
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (a)	22,000	20,555
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,904
2.95%, 3/1/2026	6,000	5,823
3.00%, 6/15/2028	5,000	4,695
Public Service Electric and Gas Co. 0.95%, 3/15/2026	10,000	9,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (a)	44,000	43,018
Union Electric Co. 2.95%, 6/15/2027	29,000	27,983
Virginia Electric and Power Co. Series A, 3.80%, 4/1/2028	32,000	31,376
Wisconsin Power and Light Co. 3.00%, 7/1/2029	24,000	22,570
		193,658
Electrical Equipment — 0.3%
ABB Finance USA, Inc. (Switzerland) 3.80%, 4/3/2028	16,000	15,920
Emerson Electric Co. 0.88%, 10/15/2026	25,000	23,303
		39,223
Electronic Equipment, Instruments & Components — 0.0% ^
Jabil, Inc. 3.95%, 1/12/2028	5,000	4,855
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,727
Schlumberger Investment SA 4.50%, 5/15/2028	29,000	29,135
		37,862
Entertainment — 0.2%
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	7,000	6,692
2.95%, 6/15/2027	5,000	4,831
Walt Disney Co. (The) 2.20%, 1/13/2028	19,000	17,829
		29,352
Financial Services — 0.9%
Block Financial LLC 2.50%, 7/15/2028	37,000	33,981
Global Payments, Inc. 4.95%, 8/15/2027	10,000	10,111
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	31,000	28,126
Shell International Finance BV 3.88%, 11/13/2028	13,000	12,855
Visa, Inc.
0.75%, 8/15/2027	8,000	7,325
2.75%, 9/15/2027	38,000	36,580
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (a)	7,000	6,186
		135,164
Food Products — 0.1%
Hormel Foods Corp. 1.70%, 6/3/2028	5,000	4,566
Kellanova 3.25%, 4/1/2026	8,000	7,840
		12,406
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — 0.0% ^
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	5,000	4,780
Ground Transportation — 0.3%
CSX Corp. 3.80%, 3/1/2028	28,000	27,595
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,941
Union Pacific Corp. 2.15%, 2/5/2027	12,000	11,424
		43,960
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 2.27%, 12/1/2028	7,000	6,382
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	5,000	4,913
Cardinal Health, Inc. 5.13%, 2/15/2029	13,000	13,303
CVS Health Corp. 1.30%, 8/21/2027	55,000	50,199
Elevance Health, Inc. 1.50%, 3/15/2026	10,000	9,550
Humana, Inc. 1.35%, 2/3/2027	5,000	4,634
UnitedHealth Group, Inc.
1.15%, 5/15/2026	10,000	9,495
2.88%, 8/15/2029	21,000	19,692
		111,786
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc. 5.00%, 2/15/2026	6,000	6,014
Hyatt Hotels Corp. 4.85%, 3/15/2026	31,000	30,938
		36,952
Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	2,000	1,827
Lennar Corp. 5.00%, 6/15/2027	10,000	10,088
		11,915
Household Products — 0.5%
Colgate-Palmolive Co. 4.60%, 3/1/2028	30,000	30,560
Procter & Gamble Co. (The)
1.00%, 4/23/2026	14,000	13,314
2.80%, 3/25/2027	21,000	20,377
		64,251
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 1.10%, 3/1/2027	37,000	34,347
Industrial REITs — 0.0% ^
Prologis LP 2.13%, 4/15/2027	4,000	3,784
Insurance — 0.6%
Aflac, Inc. 1.13%, 3/15/2026	30,000	28,509
Assurant, Inc. 4.90%, 3/27/2028	9,000	9,008
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	6,000	5,755
Prudential Financial, Inc. 1.50%, 3/10/2026	10,000	9,583
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	31,000	29,689
		82,544
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 4.30%, 8/15/2029	5,000	5,033
IT Services — 0.3%
DXC Technology Co. 2.38%, 9/15/2028	37,000	33,206
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	5,000	4,701
		37,907
Machinery — 0.1%
Otis Worldwide Corp. 5.25%, 8/16/2028	7,000	7,203
Media — 0.3%
Charter Communications Operating LLC 3.75%, 2/15/2028	5,000	4,778
Comcast Corp. 3.95%, 10/15/2025	21,000	20,835
Paramount Global 4.20%, 6/1/2029	11,000	10,339
		35,952
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	11,000	10,939
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,027
4.75%, 2/28/2028	5,000	5,058
		17,024
Office REITs — 0.2%
Boston Properties LP 3.40%, 6/21/2029	37,000	34,166
Oil, Gas & Consumable Fuels — 0.9%
BP Capital Markets plc 3.72%, 11/28/2028	10,000	9,752
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,000	4,948
Chevron Corp. 2.00%, 5/11/2027	10,000	9,474
Enterprise Products Operating LLC 3.13%, 7/31/2029	11,000	10,422
Equinor ASA (Norway) 1.75%, 1/22/2026	6,000	5,786
MPLX LP 4.00%, 3/15/2028	5,000	4,903
ONEOK, Inc. 2.20%, 9/15/2025	29,000	28,208
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (e)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	14,336
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	5,000	4,938
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France) 3.46%, 2/19/2029	32,000	30,938
TransCanada PipeLines Ltd. (Canada) 4.25%, 5/15/2028	7,000	6,930
		130,636
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 2.50%, 9/15/2028	5,000	4,482
Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	23,000	21,736
4.00%, 1/17/2029	16,000	15,867
Johnson & Johnson
2.45%, 3/1/2026	5,000	4,881
0.95%, 9/1/2027	12,000	11,004
2.90%, 1/15/2028	15,000	14,513
Merck & Co., Inc.
1.70%, 6/10/2027	24,000	22,493
1.90%, 12/10/2028	13,000	11,859
		102,353
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 3.50%, 11/15/2025	2,000	1,975
Retail REITs — 0.1%
Agree LP 2.00%, 6/15/2028	6,000	5,436
Brixmor Operating Partnership LP 3.90%, 3/15/2027	6,000	5,866
		11,302
Semiconductors & Semiconductor Equipment — 0.4%
NVIDIA Corp. 1.55%, 6/15/2028	7,000	6,410
NXP BV (China) 4.30%, 6/18/2029	31,000	30,580
QUALCOMM, Inc. 1.30%, 5/20/2028	18,000	16,215
		53,205
Software — 0.2%
Microsoft Corp. 3.30%, 2/6/2027	7,000	6,892
Roper Technologies, Inc. 1.00%, 9/15/2025	25,000	24,047
		30,939
Specialized REITs — 0.4%
American Tower Corp.
1.30%, 9/15/2025	6,000	5,774
1.45%, 9/15/2026	5,000	4,691
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
Crown Castle, Inc.
5.00%, 1/11/2028	5,000	5,045
3.80%, 2/15/2028	6,000	5,834
4.80%, 9/1/2028	7,000	7,032
CubeSmart LP 2.25%, 12/15/2028	18,000	16,340
Equinix, Inc. 2.00%, 5/15/2028	8,000	7,316
Public Storage Operating Co. 0.88%, 2/15/2026	10,000	9,497
		61,529
Specialty Retail — 0.5%
Home Depot, Inc. (The) 3.35%, 9/15/2025	5,000	4,939
Lowe's Cos., Inc.
3.38%, 9/15/2025	6,000	5,917
1.70%, 9/15/2028	41,000	36,882
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	31,000	30,270
		78,008
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 11/13/2027	15,000	14,575
1.20%, 2/8/2028	6,000	5,473
4.00%, 5/10/2028	5,000	5,016
1.40%, 8/5/2028	39,000	35,433
		60,497
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	10,000	9,209
BAT International Finance plc (United Kingdom) 5.93%, 2/2/2029	36,000	37,780
		46,989
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 1/15/2026	20,000	19,461
2.10%, 9/1/2028	10,000	9,047
GATX Corp. 3.25%, 9/15/2026	5,000	4,849
		33,357
Water Utilities — 0.1%
American Water Capital Corp. 2.95%, 9/1/2027	13,000	12,523
Total Corporate Bonds (Cost $3,477,750)		3,517,428
Mortgage-Backed Securities — 6.2%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	1,830	1,802
Pool # G18568, 2.50%, 9/1/2030	5,281	5,057
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # J33012, 3.00%, 10/1/2030	12,570	12,209
Pool # G18600, 2.50%, 5/1/2031	4,050	3,867
Pool # J35495, 2.50%, 10/1/2031	7,899	7,552
Pool # G18632, 3.00%, 2/1/2032	4,346	4,203
Pool # J37147, 3.00%, 6/1/2032	4,787	4,645
Pool # G18715, 3.00%, 12/1/2033	3,114	2,989
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	9,139	8,728
Pool # ZS7938, 2.50%, 1/1/2033	1,240	1,179
Pool # ZK9341, 3.00%, 3/1/2033	1,534	1,478
Pool # ZT0716, 3.00%, 10/1/2033	1,665	1,596
Pool # SB0194, 2.50%, 12/1/2033	3,521	3,343
Pool # SB0109, 2.50%, 11/1/2034	6,282	5,890
Pool # SB0264, 2.50%, 2/1/2035	9,421	8,834
Pool # SB0401, 2.00%, 7/1/2035	14,063	12,814
Pool # SB0394, 2.50%, 7/1/2035	7,862	7,352
Pool # SB8501, 2.00%, 8/1/2035	10,697	9,747
Pool # SB0406, 2.50%, 8/1/2035	14,419	13,484
Pool # SB8058, 2.50%, 8/1/2035	10,409	9,676
Pool # RC1591, 1.50%, 10/1/2035	16,164	14,366
Pool # QN4278, 2.00%, 11/1/2035	5,814	5,293
Pool # QN4490, 1.50%, 12/1/2035	13,381	11,892
Pool # SB0450, 2.00%, 12/1/2035	26,910	24,627
Pool # SB8083, 1.50%, 1/1/2036	60,185	53,414
Pool # SB8102, 1.50%, 5/1/2036	21,592	19,161
Pool # SB8118, 1.50%, 9/1/2036	30,899	27,362
Pool # SB8141, 2.00%, 2/1/2037	37,853	34,276
Pool # SB8222, 4.50%, 4/1/2038	11,679	11,654
FNMA UMBS, 15 Year
Pool # AV4793, 3.50%, 5/1/2029	5,723	5,600
Pool # AS4489, 2.50%, 3/1/2030	1,160	1,113
Pool # AL6583, 3.00%, 3/1/2030	2,524	2,454
Pool # AL9852, 3.00%, 9/1/2030	7,139	6,935
Pool # AS7467, 2.50%, 7/1/2031	4,353	4,158
Pool # FM6169, 3.50%, 5/1/2032	10,499	10,319
Pool # BM3276, 3.50%, 12/1/2032	5,546	5,437
Pool # CA1089, 3.00%, 2/1/2033	4,892	4,718
Pool # FM4036, 2.50%, 12/1/2033	6,006	5,715
Pool # BN3975, 3.00%, 1/1/2034	567	544
Pool # MA3631, 3.00%, 4/1/2034	5,238	5,015
Pool # MA3709, 2.50%, 6/1/2034	3,461	3,245
Pool # BJ5549, 3.00%, 8/1/2034	1,623	1,554
Pool # FM2403, 3.50%, 9/1/2034	5,785	5,664
Pool # FM5400, 2.50%, 10/1/2034	7,444	7,105
Pool # MA3828, 3.00%, 11/1/2034	5,491	5,264
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BP5762, 2.50%, 6/1/2035	18,087	16,941
Pool # FM3936, 2.50%, 8/1/2035	3,183	3,027
Pool # CA7497, 2.50%, 10/1/2035	7,200	6,733
Pool # FM4850, 2.00%, 11/1/2035	11,965	10,902
Pool # FM5396, 2.00%, 12/1/2035	26,901	24,572
Pool # FM6510, 2.00%, 3/1/2036	26,529	24,231
Pool # FM6512, 2.00%, 3/1/2036	3,162	2,881
Pool # MA4298, 2.50%, 3/1/2036	15,087	14,071
Pool # CB0302, 1.50%, 5/1/2036	42,367	37,599
Pool # FM7113, 2.00%, 5/1/2036	3,231	2,940
Pool # MA4329, 2.00%, 5/1/2036	41,815	37,920
Pool # BP3507, 2.00%, 6/1/2036	51,452	46,815
Pool # CB0747, 2.50%, 6/1/2036	8,165	7,580
Pool # MA4384, 2.50%, 7/1/2036	3,862	3,592
Pool # FM9020, 2.00%, 9/1/2036	6,646	6,070
Pool # FM9367, 1.50%, 11/1/2036	41,267	36,439
Pool # MA4470, 2.00%, 11/1/2036	28,887	26,136
Pool # MA4497, 2.00%, 12/1/2036	28,065	25,414
Pool # MA4516, 2.00%, 1/1/2037	37,009	33,513
Pool # FS4759, 2.50%, 4/1/2037	42,162	39,308
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.00%, 9/25/2039 (f)	37,000	35,128
TBA, 4.00%, 9/25/2039 (f)	12,000	11,839
TBA, 5.00%, 9/25/2039 (f)	8,000	8,057
TBA, 5.50%, 9/25/2039 (f)	16,000	16,240
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	3,764	3,643
Pool # MA7107, 2.50%, 1/20/2036	15,723	14,611
Total Mortgage-Backed Securities (Cost $967,197)		899,532
Supranational — 2.2%
African Development Bank (Supranational) 0.88%, 3/23/2026	23,000	21,871
Asian Development Bank (Supranational)
2.00%, 1/22/2025	11,000	10,876
1.25%, 6/9/2028	7,000	6,374
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	11,000	10,678
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,926
0.50%, 11/25/2025	4,000	3,820
European Investment Bank (Supranational)
3.88%, 3/15/2028	35,000	35,057
4.00%, 2/15/2029	29,000	29,209
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.75%, 6/15/2029	26,000	27,052
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	5,000	4,987
0.88%, 4/20/2026	56,000	53,158
1.13%, 7/20/2028	39,000	35,250
International Bank for Reconstruction & Development (Supranational)
1.88%, 10/27/2026	34,000	32,541
1.38%, 4/20/2028	37,000	33,956
International Finance Corp. (Supranational) 0.75%, 10/8/2026	6,000	5,612
Total Supranational (Cost $314,568)		315,367
Commercial Mortgage-Backed Securities — 1.6%
Benchmark Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	5,006	4,842
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	10,374	10,073
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	3,386	3,336
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	19,468
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,665
FHLMC, Multi-Family Structured Pass-Through Certificates Series K092, Class A1, 3.13%, 10/25/2028	120,807	117,927
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class D, 4.38%, 1/15/2049 (d)	10,000	8,057
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	30,492
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	23,615
Total Commercial Mortgage-Backed Securities (Cost $244,579)		237,475
Foreign Government Securities — 1.3%
Canada Government Bond 0.75%, 5/19/2026	10,000	9,455
Province of Alberta 1.00%, 5/20/2025	13,000	12,663
Province of British Columbia 0.90%, 7/20/2026	10,000	9,416
Province of Manitoba 1.50%, 10/25/2028	48,000	43,544
Province of Ontario
0.63%, 1/21/2026	22,000	20,919
1.05%, 4/14/2026	8,000	7,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Province of Quebec
0.60%, 7/23/2025	21,000	20,290
3.63%, 4/13/2028	20,000	19,774
Republic of Peru 4.13%, 8/25/2027	36,000	35,540
Republic of Poland
3.25%, 4/6/2026	7,000	6,887
4.63%, 3/18/2029	5,000	5,084
Total Foreign Government Securities (Cost $192,097)		191,180
U.S. Government Agency Securities — 1.0%
FFCB Funding Corp.
2.51%, 4/1/2025	4,000	3,947
3.32%, 2/25/2026	10,000	9,869
3.00%, 8/3/2026	7,000	6,861
1.00%, 10/7/2026	46,000	42,989
0.75%, 12/16/2026	18,000	16,683
FHLB
1.25%, 12/21/2026	10,000	9,422
3.25%, 11/16/2028	30,000	29,359
FHLMC 4.00%, 2/28/2025	11,000	10,937
FNMA 1.88%, 9/24/2026	7,000	6,713
Tennessee Valley Authority 3.88%, 3/15/2028	10,000	10,016
Total U.S. Government Agency Securities (Cost $147,564)		146,796
Asset-Backed Securities — 0.3%
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,681
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	433	432
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	10,000	9,855
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	2,106	2,092
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	2,637	2,596
Total Asset-Backed Securities (Cost $44,770)		44,656
Municipal Bonds — 0.3% (g)
California — 0.1%
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,865
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — 0.2%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	36,000	33,402
Total Municipal Bonds (Cost $39,308)		38,267
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (h) (i) (Cost $109,373)	109,373	109,373
Total Investments — 99.7% (Cost $14,508,739)		14,478,203
Other Assets Less Liabilities — 0.3%		44,241
NET ASSETS — 100.0%		14,522,444

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $6,805 or 0.05% of the Fund’s
net assets as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2024

(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 43.1%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,281,046
6.13%, 8/15/2029	2,100,000	2,320,828
5.38%, 2/15/2031	3,169,000	3,456,686
4.50%, 2/15/2036	744,000	787,594
4.75%, 2/15/2037	2,377,000	2,564,932
5.00%, 5/15/2037	3,978,000	4,388,853
4.38%, 2/15/2038	3,595,000	3,738,800
4.50%, 5/15/2038	3,735,000	3,928,170
3.50%, 2/15/2039	2,263,000	2,129,695
4.25%, 5/15/2039	4,314,000	4,399,606
4.50%, 8/15/2039	2,015,000	2,107,249
4.38%, 11/15/2039	1,148,000	1,184,234
4.63%, 2/15/2040	2,598,000	2,754,286
1.13%, 5/15/2040	766,000	495,387
4.38%, 5/15/2040	4,256,000	4,389,665
3.88%, 8/15/2040	3,782,000	3,669,722
1.38%, 11/15/2040	3,041,400	2,019,204
1.88%, 2/15/2041	6,070,000	4,361,864
4.75%, 2/15/2041	1,891,000	2,031,348
2.25%, 5/15/2041	5,223,000	3,968,664
1.75%, 8/15/2041	3,066,000	2,130,391
2.00%, 11/15/2041	3,437,000	2,479,473
3.13%, 11/15/2041	1,536,000	1,329,360
2.38%, 2/15/2042	5,443,000	4,157,091
3.13%, 2/15/2042	1,436,000	1,236,082
3.00%, 5/15/2042	789,000	663,376
3.38%, 8/15/2042	3,664,000	3,241,495
4.00%, 11/15/2042	562,000	542,154
3.13%, 2/15/2043	316,000	268,008
3.88%, 2/15/2043	4,338,000	4,104,155
2.88%, 5/15/2043	402,000	326,876
3.63%, 8/15/2043	808,000	734,270
4.38%, 8/15/2043	1,616,000	1,631,655
3.75%, 11/15/2043	600,000	554,625
4.75%, 11/15/2043	100,000	106,000
3.13%, 8/15/2044	400,000	335,063
3.00%, 11/15/2044	511,000	418,860
2.50%, 2/15/2045	4,216,000	3,165,953
2.88%, 8/15/2045	4,081,000	3,259,061
2.50%, 5/15/2046	2,846,000	2,105,595
2.25%, 8/15/2046	257,000	180,583
3.00%, 2/15/2047	174,000	140,179
3.00%, 5/15/2047	4,610,000	3,707,448
3.38%, 11/15/2048	162,000	138,054
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.88%, 5/15/2049	3,269,000	2,537,050
2.25%, 8/15/2049	3,662,000	2,492,449
2.38%, 11/15/2049	5,959,000	4,161,989
2.00%, 2/15/2050	5,560,000	3,559,269
1.25%, 5/15/2050	7,367,000	3,869,977
1.38%, 8/15/2050	871,000	471,701
1.63%, 11/15/2050	8,919,000	5,156,297
1.88%, 2/15/2051	6,489,000	4,001,888
2.38%, 5/15/2051	3,983,000	2,763,206
2.00%, 8/15/2051	5,199,000	3,294,866
1.88%, 11/15/2051	4,787,000	2,935,777
2.25%, 2/15/2052	5,228,000	3,516,647
2.88%, 5/15/2052	3,833,000	2,961,591
3.00%, 8/15/2052	4,276,000	3,391,403
4.00%, 11/15/2052	898,000	861,378
3.63%, 2/15/2053	3,047,000	2,732,778
3.63%, 5/15/2053	1,229,000	1,103,028
4.13%, 8/15/2053	3,662,000	3,595,626
4.75%, 11/15/2053	1,000,000	1,088,750
4.25%, 2/15/2054	1,622,000	1,627,576
4.25%, 8/15/2054	333,000	334,821
U.S. Treasury Notes
2.75%, 5/15/2025	1,312,000	1,295,139
3.50%, 9/15/2025	2,607,000	2,583,883
0.25%, 9/30/2025	6,832,000	6,541,106
4.25%, 10/15/2025	2,000,000	1,998,672
3.00%, 10/31/2025	621,000	612,000
5.00%, 10/31/2025	3,795,000	3,824,648
2.25%, 11/15/2025	1,723,000	1,682,483
0.38%, 11/30/2025	3,582,000	3,415,633
4.00%, 12/15/2025	10,000	9,973
0.38%, 12/31/2025	4,028,000	3,831,478
2.63%, 12/31/2025	2,426,000	2,377,196
4.25%, 12/31/2025	22,000	22,012
0.38%, 1/31/2026	15,546,000	14,749,267
1.63%, 2/15/2026	584,000	563,560
0.50%, 2/28/2026	19,768,000	18,740,991
2.50%, 2/28/2026	4,811,000	4,699,370
0.75%, 3/31/2026	7,091,000	6,734,234
2.25%, 3/31/2026	5,025,000	4,885,242
0.75%, 4/30/2026	7,047,000	6,677,032
2.38%, 4/30/2026	194,000	188,839
1.63%, 5/15/2026	1,213,000	1,165,333
3.63%, 5/15/2026	1,577,000	1,566,405
0.75%, 5/31/2026	7,034,000	6,650,427
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.88%, 6/30/2026	6,256,000	5,916,807
4.50%, 7/15/2026	524,000	528,851
0.63%, 7/31/2026	5,886,000	5,527,552
1.50%, 8/15/2026	3,478,000	3,319,316
0.75%, 8/31/2026	1,300,000	1,221,340
1.38%, 8/31/2026	1,084,000	1,031,324
3.75%, 8/31/2026	1,750,000	1,744,121
0.88%, 9/30/2026	4,763,000	4,478,708
1.63%, 9/30/2026	2,943,000	2,809,645
1.13%, 10/31/2026	9,361,000	8,826,399
1.63%, 10/31/2026	3,715,000	3,540,569
2.00%, 11/15/2026	4,605,000	4,422,599
4.63%, 11/15/2026	743,000	754,319
1.25%, 11/30/2026	1,582,000	1,493,260
1.63%, 11/30/2026	2,895,000	2,755,226
1.25%, 12/31/2026	3,464,000	3,265,361
1.75%, 12/31/2026	4,374,000	4,170,336
1.50%, 1/31/2027	4,082,000	3,862,593
2.25%, 2/15/2027	4,606,000	4,433,275
1.13%, 2/28/2027	4,518,000	4,228,213
1.88%, 2/28/2027	4,627,000	4,412,640
0.63%, 3/31/2027	2,502,000	2,306,336
2.50%, 3/31/2027	4,187,000	4,053,212
0.50%, 4/30/2027	4,989,000	4,573,120
2.75%, 4/30/2027	3,896,000	3,790,991
2.38%, 5/15/2027	2,403,000	2,313,263
0.50%, 5/31/2027	177,000	161,844
2.63%, 5/31/2027	4,534,000	4,394,084
0.50%, 6/30/2027	1,440,000	1,313,438
3.25%, 6/30/2027	4,366,000	4,301,874
0.38%, 7/31/2027	3,731,000	3,381,510
2.75%, 7/31/2027	4,275,000	4,151,092
2.25%, 8/15/2027	3,603,000	3,448,465
3.75%, 8/15/2027	970,000	968,863
0.50%, 8/31/2027	3,447,000	3,128,960
3.13%, 8/31/2027	2,576,000	2,527,700
0.38%, 9/30/2027	5,801,000	5,231,324
4.13%, 9/30/2027	1,323,000	1,336,437
0.50%, 10/31/2027	5,623,000	5,076,515
4.13%, 10/31/2027	750,000	757,324
2.25%, 11/15/2027	3,841,000	3,663,654
0.63%, 11/30/2027	8,731,000	7,896,098
3.88%, 11/30/2027	2,983,000	2,990,458
0.63%, 12/31/2027	4,614,000	4,162,333
3.88%, 12/31/2027	2,439,000	2,447,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.75%, 1/31/2028	4,819,000	4,355,548
2.75%, 2/15/2028	1,633,000	1,578,141
1.13%, 2/29/2028	4,418,000	4,036,948
4.00%, 2/29/2028	4,061,000	4,090,823
1.25%, 3/31/2028	4,431,000	4,058,865
3.63%, 3/31/2028	4,276,000	4,256,958
1.25%, 4/30/2028	2,311,000	2,112,940
3.50%, 4/30/2028	4,347,000	4,307,605
2.88%, 5/15/2028	4,155,000	4,026,130
1.25%, 5/31/2028	2,519,000	2,298,784
3.63%, 5/31/2028	4,232,000	4,210,840
2.88%, 8/15/2028	4,104,000	3,969,017
4.88%, 10/31/2028	3,714,000	3,872,135
3.13%, 11/15/2028	1,940,000	1,891,348
4.38%, 11/30/2028	671,000	687,198
3.75%, 12/31/2028	1,135,000	1,134,911
2.63%, 2/15/2029	1,368,000	1,304,944
2.38%, 3/31/2029	531,000	500,302
2.88%, 4/30/2029	4,299,000	4,137,452
2.38%, 5/15/2029	2,556,000	2,405,236
2.75%, 5/31/2029	4,576,000	4,377,230
3.25%, 6/30/2029	3,009,000	2,941,768
2.63%, 7/31/2029	4,847,000	4,603,135
3.13%, 8/31/2029	4,494,000	4,365,851
3.63%, 8/31/2029	705,000	702,081
3.88%, 9/30/2029	4,541,000	4,564,769
4.00%, 10/31/2029	3,995,000	4,038,695
1.75%, 11/15/2029	4,578,000	4,150,243
3.88%, 11/30/2029	4,296,000	4,318,823
3.88%, 12/31/2029	3,712,000	3,730,560
3.50%, 1/31/2030	4,337,000	4,278,722
1.50%, 2/15/2030	5,171,000	4,596,534
4.00%, 2/28/2030	4,153,000	4,199,721
3.63%, 3/31/2030	4,245,000	4,212,168
3.50%, 4/30/2030	4,309,000	4,248,068
0.63%, 5/15/2030	7,700,000	6,468,602
3.75%, 5/31/2030	4,457,000	4,450,036
3.75%, 6/30/2030	3,760,000	3,752,656
4.00%, 7/31/2030	3,619,000	3,659,431
0.63%, 8/15/2030	7,849,000	6,541,651
4.13%, 8/31/2030	4,003,000	4,075,242
4.63%, 9/30/2030	2,605,000	2,721,411
4.88%, 10/31/2030	1,342,000	1,421,262
0.88%, 11/15/2030	6,525,000	5,485,588
4.38%, 11/30/2030	2,669,000	2,753,240
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.75%, 12/31/2030	942,000	939,351
1.13%, 2/15/2031	8,987,000	7,640,354
4.63%, 4/30/2031	526,000	550,985
1.63%, 5/15/2031	7,855,000	6,846,123
1.25%, 8/15/2031	8,942,000	7,546,210
1.38%, 11/15/2031	9,227,000	7,811,232
1.88%, 2/15/2032	8,409,000	7,344,736
2.88%, 5/15/2032	4,837,000	4,525,618
2.75%, 8/15/2032	829,000	766,566
4.13%, 11/15/2032	4,318,000	4,398,962
3.50%, 2/15/2033	4,575,000	4,450,617
3.38%, 5/15/2033	738,000	710,094
3.88%, 8/15/2033	42,000	41,915
4.50%, 11/15/2033	520,000	543,644
4.00%, 2/15/2034	1,188,000	1,195,425
4.38%, 5/15/2034	384,000	397,920
3.88%, 8/15/2034	1,033,000	1,028,965
Total U.S. Treasury Obligations (Cost $638,356,890)		612,957,311
Mortgage-Backed Securities — 24.9%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	18,650	18,493
Pool # G14781, 3.50%, 3/1/2027	9,935	9,756
Pool # G15201, 4.00%, 5/1/2027	827	820
Pool # J20129, 2.50%, 8/1/2027	30,469	29,667
Pool # G15438, 4.00%, 9/1/2027	1,971	1,950
Pool # G15602, 2.50%, 11/1/2027	19,807	19,294
Pool # E09028, 2.00%, 3/1/2028	43,547	41,922
Pool # J23362, 2.00%, 4/1/2028	41,724	40,167
Pool # G18466, 2.00%, 5/1/2028	6,105	5,870
Pool # G18465, 2.50%, 5/1/2028	11,142	10,809
Pool # G15601, 2.50%, 1/1/2029	23,377	22,667
Pool # G14957, 3.50%, 1/1/2029	54,149	53,271
Pool # G16570, 4.00%, 7/1/2029	512	507
Pool # G18540, 2.50%, 2/1/2030	17,032	16,360
Pool # G18556, 2.50%, 6/1/2030	22,912	21,969
Pool # V60840, 3.00%, 6/1/2030	5,736	5,580
Pool # G16622, 3.00%, 11/1/2030	23,258	22,577
Pool # G16019, 3.50%, 12/1/2030	4,729	4,686
Pool # J36524, 3.00%, 3/1/2032	80,201	77,395
Pool # J36660, 3.00%, 3/1/2032	24,802	24,043
Pool # G16568, 2.50%, 4/1/2033	2,179	2,062
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	59,058	58,959
Pool # A30892, 5.00%, 1/1/2035	35,160	35,853
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # A39210, 5.50%, 10/1/2035	16,140	16,660
Pool # V83754, 5.50%, 1/1/2036	24,606	25,196
Pool # A82255, 5.50%, 9/1/2036	94,949	97,537
Pool # G03381, 5.50%, 9/1/2037	17,216	17,762
Pool # A89760, 4.50%, 12/1/2039	15,930	15,963
Pool # A92197, 5.00%, 5/1/2040	48,228	49,411
Pool # G06856, 6.00%, 5/1/2040	3,197	3,360
Pool # A93359, 4.00%, 8/1/2040	811	795
Pool # G06222, 4.00%, 1/1/2041	167,299	163,653
Pool # Q03516, 4.50%, 9/1/2041	18,620	18,658
Pool # Q04088, 3.50%, 10/1/2041	16,682	15,755
Pool # Q04688, 4.00%, 11/1/2041	2,625	2,557
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	32,031	29,511
Pool # C03858, 3.50%, 4/1/2042	82,059	77,347
Pool # Q08646, 3.50%, 6/1/2042	17,210	16,207
Pool # G60737, 4.50%, 8/1/2042	1,953	1,957
Pool # Q11220, 3.50%, 9/1/2042	71,836	67,651
Pool # Q13477, 3.00%, 12/1/2042	2,149	1,972
Pool # Q14321, 3.00%, 12/1/2042	24,231	22,239
Pool # C04420, 3.00%, 1/1/2043	141,141	129,596
Pool # Q14694, 3.00%, 1/1/2043	2,436	2,236
Pool # G61723, 3.50%, 1/1/2043	55,264	52,446
Pool # C09031, 2.50%, 2/1/2043	76,410	67,512
Pool # V80026, 3.00%, 4/1/2043	43,109	39,564
Pool # Q17374, 4.00%, 4/1/2043	2,736	2,684
Pool # Z40090, 4.50%, 9/1/2044	22,877	22,725
Pool # G61617, 4.50%, 1/1/2045	17,001	17,035
Pool # G08651, 4.00%, 6/1/2045	80,885	78,121
Pool # G08653, 3.00%, 7/1/2045	39,455	36,029
Pool # Q35223, 4.00%, 8/1/2045	9,174	8,798
Pool # G60238, 3.50%, 10/1/2045	561,642	526,934
Pool # G60506, 3.50%, 4/1/2046	32,155	30,108
Pool # G08710, 3.00%, 6/1/2046	27,009	24,613
Pool # Q41024, 3.00%, 6/1/2046	472,671	431,115
Pool # G08724, 2.50%, 9/1/2046	10,247	9,019
Pool # G61070, 3.00%, 9/1/2046	393,208	360,865
Pool # G61730, 3.00%, 9/1/2046	106,284	97,552
Pool # G61235, 4.50%, 9/1/2046	18,561	18,447
Pool # G08736, 2.50%, 12/1/2046	10,793	9,481
Pool # Q45872, 3.00%, 1/1/2047	270,525	245,993
Pool # G08747, 3.00%, 2/1/2047	138,939	126,555
Pool # G61623, 3.00%, 4/1/2047	20,501	18,705
Pool # G60985, 3.00%, 5/1/2047	75,806	69,031
Pool # G60996, 3.50%, 5/1/2047	6,179	5,782
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # Q47884, 4.00%, 5/1/2047	16,378	15,759
Pool # V83233, 4.00%, 6/1/2047	75,645	72,973
Pool # G08775, 4.00%, 8/1/2047	26,074	24,933
Pool # Q50152, 4.00%, 8/1/2047	61,101	58,635
Pool # Q51268, 3.50%, 10/1/2047	40,642	37,955
Pool # G08787, 3.00%, 11/1/2047	249,054	225,927
Pool # G61681, 3.00%, 12/1/2047	5,708	5,178
Pool # Q52866, 3.00%, 12/1/2047	20,140	18,392
Pool # G08793, 4.00%, 12/1/2047	24,211	23,233
Pool # Q53751, 3.50%, 1/1/2048	70,878	66,191
Pool # G08812, 3.00%, 4/1/2048	8,771	7,952
Pool # G61866, 4.00%, 6/1/2048	18,887	18,382
Pool # G08842, 4.00%, 10/1/2048	10,019	9,615
Pool # G61885, 4.50%, 11/1/2048	23,323	23,053
Pool # G08862, 4.00%, 2/1/2049	16,326	15,667
Pool # Q61487, 4.00%, 2/1/2049	29,616	28,446
FHLMC UMBS, 15 Year
Pool # ZK2080, 4.00%, 1/1/2025	2,197	2,183
Pool # ZA2587, 4.00%, 9/1/2025	981	972
Pool # ZK2723, 3.50%, 11/1/2025	3,289	3,251
Pool # ZK3540, 3.00%, 9/1/2026	20,044	19,682
Pool # ZS8460, 3.00%, 4/1/2027	7,573	7,415
Pool # SB0031, 3.50%, 10/1/2027	6,382	6,306
Pool # ZS6674, 2.50%, 4/1/2028	684	663
Pool # ZS7140, 2.00%, 1/1/2029	111,442	106,894
Pool # ZS7751, 3.00%, 1/1/2029	52,351	51,103
Pool # SB0071, 2.50%, 5/1/2030	13,183	12,814
Pool # ZS7331, 3.00%, 12/1/2030	16,708	16,199
Pool # ZS7888, 2.50%, 10/1/2032	2,273	2,157
Pool # ZK9070, 3.00%, 11/1/2032	465,872	449,311
Pool # SB0256, 4.00%, 11/1/2033	3,257	3,234
Pool # SB0077, 3.50%, 10/1/2034	31,158	30,508
Pool # SB0302, 3.00%, 4/1/2035	373,678	357,925
Pool # QN2407, 2.00%, 6/1/2035	101,887	92,837
Pool # SB8500, 2.50%, 7/1/2035	288,791	269,439
Pool # RC1712, 1.50%, 12/1/2035	919,622	817,298
Pool # SB8090, 2.50%, 2/1/2036	766,633	716,884
Pool # QN6095, 2.00%, 5/1/2036	121,018	110,114
Pool # QN6718, 2.00%, 6/1/2036	257,646	234,426
Pool # QN8347, 1.50%, 10/1/2036	298,011	263,172
Pool # SB8127, 1.50%, 11/1/2036	299,084	264,114
Pool # SB8131, 1.50%, 12/1/2036	605,028	534,284
Pool # SB8136, 1.50%, 1/1/2037	384,174	339,251
Pool # SB8140, 1.50%, 2/1/2037	465,980	411,467
Pool # SB8141, 2.00%, 2/1/2037	1,514,128	1,371,030
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	53,980	51,780
Pool # ZJ9491, 3.50%, 12/1/2032	11,672	11,384
Pool # ZS9164, 3.00%, 9/1/2033	2,307	2,206
Pool # SC0107, 3.50%, 11/1/2034	4,305	4,202
Pool # ZA2463, 3.50%, 6/1/2037	24,958	24,146
Pool # RB5026, 2.50%, 11/1/2039	31,343	28,173
Pool # QK0157, 2.50%, 1/1/2040	14,900	13,437
Pool # RB5032, 2.50%, 2/1/2040	25,786	23,341
Pool # RB5037, 2.50%, 3/1/2040	2,599	2,352
Pool # RB5043, 2.50%, 4/1/2040	35,076	31,653
Pool # RB5048, 2.50%, 5/1/2040	74,783	67,439
Pool # SC0131, 1.50%, 3/1/2041	182,692	152,371
Pool # SC0134, 1.50%, 3/1/2041	187,726	156,569
Pool # RB5145, 2.00%, 2/1/2042	1,409,013	1,215,656
Pool # RB5154, 2.50%, 4/1/2042	841,880	747,988
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	24,126	24,942
Pool # ZS2546, 5.00%, 2/1/2039	13,402	13,715
Pool # ZJ0449, 4.00%, 9/1/2040	17,545	17,143
Pool # ZL3548, 3.50%, 8/1/2042	53,160	49,984
Pool # ZA4209, 3.00%, 4/1/2043	661,803	600,205
Pool # ZS3712, 3.50%, 4/1/2043	129,270	122,534
Pool # ZS4077, 3.50%, 1/1/2044	18,013	17,008
Pool # ZS4592, 4.00%, 11/1/2044	120,153	115,915
Pool # ZS4609, 3.00%, 4/1/2045	32,815	29,958
Pool # ZS9618, 3.50%, 3/1/2046	387,782	363,405
Pool # SD0146, 3.00%, 11/1/2046	108,399	98,698
Pool # ZM2209, 3.50%, 12/1/2046	268,067	250,327
Pool # SD0388, 3.50%, 6/1/2047	388,459	364,402
Pool # ZS4729, 3.00%, 8/1/2047	257,797	233,812
Pool # ZM4635, 4.00%, 11/1/2047	363,239	349,926
Pool # SD0225, 3.00%, 12/1/2047	494,543	450,010
Pool # ZT0534, 3.50%, 12/1/2047	253,256	236,840
Pool # ZS4750, 3.00%, 1/1/2048	20,773	18,817
Pool # SI2002, 4.00%, 3/1/2048	415,553	398,327
Pool # ZM7669, 3.50%, 8/1/2048	64,510	59,708
Pool # ZN4476, 3.50%, 12/1/2048	228,173	212,834
Pool # ZA6286, 4.00%, 2/1/2049	111,262	106,649
Pool # ZT1776, 3.50%, 3/1/2049	19,641	18,320
Pool # ZN5087, 4.00%, 4/1/2049	88,311	85,572
Pool # ZT1864, 4.00%, 4/1/2049	2,615	2,507
Pool # ZT1951, 3.50%, 5/1/2049	6,332	5,888
Pool # ZT1952, 4.00%, 5/1/2049	41,967	40,227
Pool # QA4907, 3.00%, 6/1/2049	100,223	91,113
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZT2086, 3.50%, 6/1/2049	35,160	32,796
Pool # SD7502, 3.50%, 7/1/2049	103,763	96,893
Pool # SD8001, 3.50%, 7/1/2049	12,366	11,511
Pool # SD7501, 4.00%, 7/1/2049	64,043	62,073
Pool # QA1997, 3.00%, 8/1/2049	16,108	14,546
Pool # RA1202, 3.50%, 8/1/2049	341,605	318,532
Pool # SD8005, 3.50%, 8/1/2049	44,272	41,282
Pool # SD8006, 4.00%, 8/1/2049	25,728	24,661
Pool # SD8023, 2.50%, 11/1/2049	7,404	6,399
Pool # QA4509, 3.00%, 11/1/2049	323,497	292,125
Pool # SD8025, 3.50%, 11/1/2049	132,169	123,402
Pool # SD8029, 2.50%, 12/1/2049	140,052	121,029
Pool # RA1878, 3.50%, 12/1/2049	1,939	1,807
Pool # SD8037, 2.50%, 1/1/2050	373,446	322,721
Pool # QA7416, 3.00%, 2/1/2050	323,474	292,128
Pool # QA7554, 3.00%, 2/1/2050	844,433	765,774
Pool # RA2116, 3.00%, 2/1/2050	496,425	448,320
Pool # SD0303, 2.50%, 4/1/2050	624,681	541,375
Pool # QA9653, 3.50%, 5/1/2050	31,411	29,300
Pool # SD8080, 2.00%, 6/1/2050	56,805	46,859
Pool # QB1691, 2.00%, 7/1/2050	750,340	619,357
Pool # RA3727, 2.00%, 10/1/2050	1,726,651	1,429,781
Pool # SD8104, 1.50%, 11/1/2050	1,143,314	895,077
Pool # RA4197, 2.50%, 12/1/2050	482,801	416,912
Pool # RA4349, 2.50%, 1/1/2051	310,681	269,565
Pool # QB8583, 1.50%, 2/1/2051	1,160,746	911,699
Pool # SD8140, 2.00%, 4/1/2051	361,416	297,322
Pool # SD8142, 3.00%, 4/1/2051	937,926	844,704
Pool # SD8145, 1.50%, 5/1/2051	973,055	763,064
Pool # RA5287, 2.00%, 5/1/2051	8,489	7,031
Pool # QC2565, 2.00%, 6/1/2051	1,647,455	1,355,974
Pool # QC3259, 2.00%, 6/1/2051	315,751	258,374
Pool # SD8158, 3.50%, 6/1/2051	257,692	238,663
Pool # QC5125, 2.00%, 8/1/2051	245,499	201,949
Pool # QC6057, 2.50%, 8/1/2051	237,258	204,440
Pool # SD8163, 3.50%, 8/1/2051	101,589	94,095
Pool # RA5832, 2.50%, 9/1/2051	654,899	568,156
Pool # SD8168, 3.00%, 9/1/2051	215,245	192,071
Pool # SD0688, 2.50%, 10/1/2051	4,028,752	3,473,202
Pool # SD8173, 2.50%, 10/1/2051	1,030,403	886,917
Pool # QC8788, 3.00%, 10/1/2051	1,675,808	1,489,527
Pool # QD3500, 2.50%, 12/1/2051	1,640,932	1,418,868
Pool # RA6694, 2.00%, 1/1/2052	433,496	355,376
Pool # SD0963, 3.50%, 1/1/2052	939,198	866,622
Pool # RA6816, 2.00%, 2/1/2052	228,735	187,155
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD0897, 2.00%, 2/1/2052	888,176	735,893
Pool # SD8199, 2.00%, 3/1/2052	902,678	739,349
Pool # SD8204, 2.00%, 4/1/2052	1,774,895	1,452,986
Pool # QD9578, 2.50%, 4/1/2052	1,424,170	1,221,808
Pool # QD9765, 2.50%, 4/1/2052	1,397,158	1,198,509
Pool # SD8205, 2.50%, 4/1/2052	479,947	410,361
Pool # SD0945, 3.50%, 4/1/2052	993,868	915,742
Pool # SD1461, 3.00%, 5/1/2052	900,903	807,493
Pool # SD8214, 3.50%, 5/1/2052	1,039,898	958,360
Pool # SD1840, 3.00%, 6/1/2052	433,458	388,419
Pool # SD1406, 2.00%, 8/1/2052	451,293	369,590
Pool # RA8112, 4.50%, 10/1/2052	1,759,028	1,712,573
Pool # SD2381, 5.50%, 3/1/2053	2,199,802	2,232,143
Pool # SD2572, 5.50%, 3/1/2053	897,734	914,436
Pool # SD2580, 6.00%, 3/1/2053	910,601	929,116
Pool # RA8736, 6.50%, 3/1/2053	848,514	875,306
Pool # SD8322, 4.50%, 5/1/2053	92,767	90,290
Pool # RA9469, 6.50%, 7/1/2053	435,921	450,795
Pool # SD8373, 6.00%, 11/1/2053	1,864,483	1,898,748
Pool # SD4605, 7.00%, 1/1/2054	460,336	478,543
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	12,270	12,192
Pool # AC7007, 4.50%, 1/1/2025	1,130	1,128
Pool # AL9580, 4.00%, 3/1/2025	582	579
Pool # 932724, 4.00%, 4/1/2025	799	793
Pool # AE0971, 4.00%, 5/1/2025	83	82
Pool # AE0939, 3.50%, 2/1/2026	9,228	9,126
Pool # FM2968, 4.00%, 5/1/2026	2,447	2,424
Pool # AJ6632, 3.00%, 11/1/2026	17,187	16,925
Pool # AJ9357, 3.50%, 1/1/2027	32,655	32,170
Pool # AK4047, 3.00%, 2/1/2027	6,639	6,505
Pool # AL4586, 4.00%, 2/1/2027	9,274	9,185
Pool # AO0527, 3.00%, 5/1/2027	8,331	8,150
Pool # AO4400, 2.50%, 7/1/2027	23,028	22,328
Pool # AL8138, 4.00%, 9/1/2027	4,798	4,759
Pool # AB6811, 2.50%, 10/1/2027	6,509	6,321
Pool # AQ9442, 2.00%, 12/1/2027	15,068	14,519
Pool # AB8447, 2.50%, 2/1/2028	12,340	11,968
Pool # AR4180, 2.50%, 2/1/2028	5,526	5,359
Pool # AL3802, 3.00%, 2/1/2028	31,043	30,362
Pool # AB8787, 2.00%, 3/1/2028	39,290	37,782
Pool # AP6059, 2.00%, 6/1/2028	5,146	4,935
Pool # BM5381, 3.00%, 6/1/2028	36,052	35,239
Pool # BM1892, 2.50%, 9/1/2028	10,691	10,397
Pool # AS0761, 3.00%, 10/1/2028	16,202	15,787
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AU6961, 3.00%, 10/1/2028	30,546	29,774
Pool # AL6132, 4.50%, 3/1/2029	1,244	1,242
Pool # FM1105, 2.50%, 6/1/2029	23,849	23,126
Pool # AS3345, 2.00%, 7/1/2029	9,225	8,797
Pool # MA2061, 3.00%, 10/1/2029	44,376	43,155
Pool # FM1465, 3.00%, 5/1/2030	60,326	58,812
Pool # 890666, 2.00%, 6/1/2030	16,239	15,538
Pool # MA2684, 3.00%, 7/1/2031	85,120	82,406
Pool # AL9418, 3.50%, 8/1/2031	25,383	24,949
Pool # BD5647, 2.00%, 11/1/2031	12,597	11,847
Pool # 890776, 3.50%, 11/1/2031	15,422	15,171
Pool # BM5490, 3.50%, 11/1/2031	9,939	9,776
Pool # AS8708, 2.50%, 2/1/2032	2,412	2,297
Pool # BM4993, 3.50%, 3/1/2032	16,973	16,689
Pool # BM4741, 3.00%, 4/1/2032	6,459	6,295
Pool # FM1645, 3.00%, 4/1/2032	84,220	81,970
Pool # MA3124, 2.50%, 9/1/2032	26,535	25,269
Pool # FM3099, 3.50%, 9/1/2032	14,930	14,730
Pool # CA0775, 2.50%, 11/1/2032	20,205	19,033
Pool # MA3188, 3.00%, 11/1/2032	14,402	13,895
Pool # BH7081, 2.50%, 12/1/2032	28,419	26,969
Pool # BH8720, 3.50%, 12/1/2032	28,617	27,826
Pool # FM1161, 2.50%, 1/1/2033	27,099	25,853
Pool # FM1691, 2.50%, 1/1/2033	10,274	9,865
Pool # CA9078, 3.00%, 9/1/2033	292,716	283,874
Pool # FM1123, 4.00%, 9/1/2033	1,612	1,602
Pool # FM2153, 4.00%, 11/1/2033	12,412	12,311
Pool # BD9105, 4.00%, 1/1/2034	27,265	27,264
Pool # BM5306, 4.00%, 1/1/2034	3,752	3,731
Pool # FM1733, 3.50%, 5/1/2034	479,478	471,566
Pool # FM6946, 3.00%, 7/1/2034	3,939	3,811
Pool # BO1822, 3.50%, 7/1/2034	54,317	53,017
Pool # MA3764, 2.50%, 9/1/2034	6,625	6,212
Pool # MA3910, 2.00%, 1/1/2035	21,788	19,892
Pool # FM3569, 3.00%, 1/1/2035	83,832	81,126
Pool # FM7941, 2.50%, 2/1/2035	261,055	249,345
Pool # FM2708, 3.00%, 3/1/2035	37,508	36,429
Pool # MA4075, 2.50%, 7/1/2035	326,218	305,057
Pool # CA7497, 2.50%, 10/1/2035	977,205	913,814
Pool # BP7572, 2.50%, 11/1/2035	635,422	592,235
Pool # FM5396, 2.00%, 12/1/2035	622,315	568,435
Pool # BR3349, 1.50%, 1/1/2036	1,130,781	1,004,218
Pool # BR1309, 2.00%, 1/1/2036	433,660	395,136
Pool # FM5537, 2.00%, 1/1/2036	493,456	449,610
Pool # FM5797, 2.00%, 1/1/2036	475,404	433,174
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FM5367, 1.50%, 2/1/2036	370,698	328,976
Pool # CB0305, 1.50%, 5/1/2036	751,040	666,508
Pool # FM7843, 1.50%, 6/1/2036	69,882	62,014
Pool # MA4430, 1.00%, 8/1/2036	149,699	129,111
Pool # BT0273, 1.50%, 9/1/2036	371,863	329,806
Pool # MA4417, 1.50%, 9/1/2036	292,647	258,717
Pool # MA4418, 2.00%, 9/1/2036	139,268	126,200
Pool # MA4441, 1.50%, 10/1/2036	411,011	363,721
Pool # BT9452, 1.50%, 11/1/2036	148,201	130,864
Pool # FM9247, 2.00%, 11/1/2036	300,128	272,703
Pool # MA4497, 2.00%, 12/1/2036	2,076,812	1,880,658
Pool # BV7189, 2.00%, 3/1/2037	741,476	671,385
Pool # MA4581, 1.50%, 4/1/2037	792,839	700,099
Pool # MA4582, 2.00%, 4/1/2037	1,024,780	927,206
Pool # FS3117, 2.50%, 5/1/2037	1,594,604	1,486,391
Pool # FS4274, 3.00%, 5/1/2037	1,666,329	1,584,929
Pool # MA4604, 3.00%, 5/1/2037	748,071	710,012
Pool # FS4059, 1.50%, 8/1/2037	2,145,262	1,894,310
Pool # FS4794, 2.00%, 8/1/2037	77,623	70,285
Pool # FS4756, 2.50%, 8/1/2037	1,719,675	1,599,235
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,381	1,374
Pool # MA0885, 3.50%, 10/1/2031	19,891	19,434
Pool # AB4853, 3.00%, 4/1/2032	21,479	20,640
Pool # MA1058, 3.00%, 5/1/2032	9,139	8,783
Pool # MA1165, 3.00%, 9/1/2032	52,166	50,095
Pool # MA2079, 4.00%, 11/1/2034	10,544	10,437
Pool # AL7654, 3.00%, 9/1/2035	48,262	45,579
Pool # MA2472, 3.00%, 12/1/2035	9,771	9,263
Pool # FM1133, 4.00%, 6/1/2036	22,932	22,699
Pool # BM3089, 4.00%, 8/1/2037	407,454	401,819
Pool # MA3099, 4.00%, 8/1/2037	1,731	1,712
Pool # BM5330, 2.50%, 12/1/2037	31,889	29,354
Pool # FM3204, 4.00%, 10/1/2038	26,627	26,141
Pool # MA4072, 2.50%, 7/1/2040	125,411	111,624
Pool # MA4128, 2.00%, 9/1/2040	1,186,658	1,032,382
Pool # MA4204, 2.00%, 12/1/2040	739,562	641,884
Pool # CA9019, 2.00%, 2/1/2041	311,500	270,180
Pool # MA4310, 1.50%, 4/1/2041	683,323	569,385
Pool # MA4422, 2.00%, 9/1/2041	347,380	299,843
Pool # FS0316, 1.50%, 11/1/2041	583,471	482,379
Pool # MA4474, 2.00%, 11/1/2041	442,182	381,658
Pool # MA4519, 1.50%, 1/1/2042	456,604	380,451
Pool # MA4521, 2.50%, 1/1/2042	475,176	423,383
Pool # MA4587, 2.50%, 4/1/2042	393,563	350,898
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	16,576	17,221
Pool # 711215, 5.50%, 6/1/2033	15,180	15,641
Pool # AA1005, 5.00%, 12/1/2033	10,404	10,598
Pool # 725232, 5.00%, 3/1/2034	7,632	7,775
Pool # 725228, 6.00%, 3/1/2034	39,359	40,796
Pool # 790003, 6.00%, 8/1/2034	12,135	12,566
Pool # 735503, 6.00%, 4/1/2035	28,619	29,937
Pool # 190360, 5.00%, 8/1/2035	21,545	21,941
Pool # 904601, 6.00%, 11/1/2036	31,005	32,557
Pool # 888538, 5.50%, 1/1/2037	16,363	16,871
Pool # AB0284, 6.00%, 2/1/2037	30,187	31,696
Pool # AL2627, 5.00%, 7/1/2037	13,728	13,984
Pool # 956965, 6.50%, 12/1/2037	11,182	11,587
Pool # BH7907, 6.50%, 12/1/2037	16,584	17,615
Pool # 961793, 5.00%, 3/1/2038	55,936	57,243
Pool # 985661, 5.50%, 6/1/2038	12,147	12,442
Pool # AU7519, 3.50%, 9/1/2038	8,973	8,493
Pool # AC2638, 5.00%, 10/1/2039	105,843	108,317
Pool # AL0100, 6.00%, 10/1/2039	41,144	43,200
Pool # AC4886, 5.00%, 11/1/2039	19,773	20,235
Pool # 190399, 5.50%, 11/1/2039	66,037	67,606
Pool # AB1143, 4.50%, 6/1/2040	64,047	64,187
Pool # AD6938, 4.50%, 6/1/2040	100,073	100,164
Pool # AD5479, 5.00%, 6/1/2040	20,061	20,530
Pool # AB1259, 5.00%, 7/1/2040	22,021	22,535
Pool # AB1292, 5.00%, 8/1/2040	13,092	13,408
Pool # AL5437, 5.00%, 8/1/2040	70,678	72,154
Pool # AB1421, 5.00%, 9/1/2040	31,404	32,138
Pool # AE4142, 5.00%, 9/1/2040	29,841	30,284
Pool # AE3857, 5.00%, 10/1/2040	436,849	447,063
Pool # AE8289, 4.00%, 12/1/2040	75,697	73,963
Pool # MA0622, 3.50%, 1/1/2041	27,147	25,684
Pool # AH2312, 5.00%, 1/1/2041	64,997	66,517
Pool # AE0828, 3.50%, 2/1/2041	14,679	13,893
Pool # AH3804, 4.00%, 2/1/2041	16,664	16,283
Pool # MA0639, 4.00%, 2/1/2041	25,961	25,367
Pool # AB2676, 3.50%, 4/1/2041	87,001	82,261
Pool # AL0241, 4.00%, 4/1/2041	54,663	53,411
Pool # AI1887, 4.50%, 5/1/2041	223,232	223,477
Pool # BM3118, 6.00%, 7/1/2041	66,290	69,575
Pool # AJ2293, 4.00%, 9/1/2041	15,153	14,805
Pool # AL0933, 5.00%, 10/1/2041	67,191	68,762
Pool # AW8154, 3.50%, 1/1/2042	17,726	16,733
Pool # AX5318, 4.50%, 1/1/2042	55,798	55,848
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BD4480, 4.50%, 1/1/2042	324,333	324,625
Pool # AL1998, 4.00%, 3/1/2042	83,735	81,819
Pool # AO4134, 3.50%, 6/1/2042	10,230	9,631
Pool # AP4258, 3.00%, 8/1/2042	75,500	69,216
Pool # AB6632, 3.50%, 10/1/2042	104,694	98,461
Pool # AB6633, 3.50%, 10/1/2042	19,248	18,102
Pool # AL3344, 4.50%, 10/1/2042	116,494	116,434
Pool # AB6828, 3.50%, 11/1/2042	1,462	1,376
Pool # AL3182, 3.50%, 12/1/2042	16,175	15,333
Pool # AQ9316, 2.50%, 1/1/2043	47,599	42,006
Pool # AB7580, 3.00%, 1/1/2043	110,376	101,183
Pool # AQ1104, 3.00%, 1/1/2043	21,505	19,687
Pool # AR0168, 3.00%, 2/1/2043	42,860	39,290
Pool # AB7964, 3.50%, 2/1/2043	2,045	1,939
Pool # AR2271, 3.50%, 2/1/2043	248,927	234,048
Pool # BM4751, 3.50%, 3/1/2043	27,167	25,636
Pool # AB8742, 4.00%, 3/1/2043	11,811	11,574
Pool # AR6770, 4.00%, 3/1/2043	13,678	13,318
Pool # AT2015, 3.00%, 4/1/2043	29,504	27,047
Pool # AT2016, 3.00%, 4/1/2043	441,388	404,624
Pool # AB9194, 3.50%, 5/1/2043	99,492	93,545
Pool # FM4462, 3.50%, 5/1/2043	625,819	589,880
Pool # AU1629, 3.00%, 7/1/2043	68,593	62,880
Pool # BM3785, 3.50%, 7/1/2043	106,336	99,985
Pool # AS0241, 4.00%, 8/1/2043	725,541	700,643
Pool # BM3704, 3.00%, 9/1/2043	29,926	27,437
Pool # AT2612, 3.50%, 9/1/2043	64,731	60,865
Pool # AU4256, 3.50%, 9/1/2043	20,241	19,110
Pool # AU4283, 3.50%, 9/1/2043	15,922	14,970
Pool # AL4062, 4.00%, 9/1/2043	24,261	23,741
Pool # BM4635, 2.50%, 10/1/2043	136,664	120,620
Pool # AS1121, 4.00%, 11/1/2043	25,195	24,447
Pool # AV0022, 4.00%, 11/1/2043	398,585	386,992
Pool # AL7696, 3.00%, 12/1/2043	48,065	44,067
Pool # AV6103, 4.00%, 1/1/2044	149,233	144,616
Pool # BC1737, 4.00%, 1/1/2044	52,973	52,089
Pool # BM5365, 4.00%, 3/1/2044	58,999	57,649
Pool # FM1744, 3.50%, 5/1/2044	26,591	25,206
Pool # AS2700, 4.00%, 6/1/2044	33,511	32,629
Pool # AW6233, 4.50%, 6/1/2044	317,620	315,604
Pool # AS2947, 4.00%, 7/1/2044	33,688	32,614
Pool # AL9072, 5.00%, 7/1/2044	58,912	60,838
Pool # AL9569, 5.00%, 8/1/2044	82,428	84,658
Pool # AX0152, 4.50%, 9/1/2044	20,973	21,036
Pool # BM4620, 3.00%, 10/1/2044	74,696	68,483
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS3867, 4.00%, 11/1/2044	8,675	8,399
Pool # FM1746, 3.50%, 1/1/2045	80,314	75,835
Pool # FM0015, 4.00%, 2/1/2045	83,874	82,077
Pool # MA2193, 4.50%, 2/1/2045	8,786	8,720
Pool # FM3414, 4.00%, 3/1/2045	536,618	516,989
Pool # BM3398, 3.50%, 4/1/2045	12,417	11,675
Pool # CA2709, 4.00%, 9/1/2045	1,120,644	1,089,442
Pool # AS5851, 4.50%, 9/1/2045	9,721	9,646
Pool # AS6184, 3.50%, 11/1/2045	114,893	108,479
Pool # BA0315, 3.50%, 11/1/2045	404,425	378,020
Pool # FM1869, 4.00%, 11/1/2045	55,974	54,058
Pool # BM4833, 3.00%, 12/1/2045	482,320	440,592
Pool # FM1708, 3.00%, 12/1/2045	33,813	31,000
Pool # BC0066, 3.50%, 12/1/2045	26,149	24,451
Pool # FM3413, 4.00%, 1/1/2046	66,901	64,778
Pool # FM2323, 4.00%, 2/1/2046	33,973	33,196
Pool # AL9128, 4.50%, 2/1/2046	16,304	16,263
Pool # AS6811, 3.00%, 3/1/2046	24,257	22,109
Pool # BM4834, 3.00%, 3/1/2046	24,697	22,642
Pool # FM1782, 4.00%, 3/1/2046	10,908	10,584
Pool # FM2195, 4.00%, 3/1/2046	25,646	25,027
Pool # AS7003, 3.00%, 4/1/2046	31,008	28,234
Pool # AS7198, 4.50%, 5/1/2046	87,482	86,806
Pool # BD0166, 2.50%, 6/1/2046	93,109	81,939
Pool # BM5168, 2.50%, 6/1/2046	21,750	19,197
Pool # BC6105, 3.50%, 6/1/2046	907,573	847,340
Pool # AS7660, 2.50%, 8/1/2046	195,722	172,241
Pool # MA2730, 2.50%, 8/1/2046	27,817	24,480
Pool # FM3810, 3.00%, 10/1/2046	89,864	82,331
Pool # AL9385, 3.00%, 11/1/2046	43,866	39,881
Pool # MA2806, 3.00%, 11/1/2046	135,257	122,408
Pool # BM3288, 3.50%, 12/1/2046	18,515	17,405
Pool # BM4990, 2.50%, 1/1/2047	10,440	9,214
Pool # FM2807, 3.00%, 1/1/2047	70,084	64,006
Pool # 890856, 3.50%, 1/1/2047	113,765	106,090
Pool # FM3374, 3.50%, 1/1/2047	125,929	119,075
Pool # FM0041, 3.00%, 2/1/2047	548,865	499,161
Pool # BM5955, 4.00%, 2/1/2047	29,111	28,184
Pool # BM5270, 4.50%, 2/1/2047	13,796	13,808
Pool # BM4350, 3.00%, 3/1/2047	670,551	611,720
Pool # MA2920, 3.00%, 3/1/2047	6,786	6,123
Pool # FM3107, 3.50%, 3/1/2047	2,639	2,468
Pool # AS9313, 4.00%, 3/1/2047	13,960	13,456
Pool # FM4735, 3.00%, 4/1/2047	143,484	129,094
Pool # FM6073, 4.00%, 4/1/2047	1,008,663	977,766
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AS9480, 4.50%, 4/1/2047	21,652	21,485
Pool # FM1772, 4.50%, 5/1/2047	12,903	12,915
Pool # BD0667, 4.50%, 6/1/2047	358,574	352,957
Pool # AS9937, 3.00%, 7/1/2047	523,979	475,825
Pool # AS9946, 3.50%, 7/1/2047	37,443	34,943
Pool # BM1568, 3.50%, 7/1/2047	56,554	53,608
Pool # BH7375, 3.50%, 8/1/2047	41,953	39,169
Pool # CA0148, 4.50%, 8/1/2047	8,841	8,731
Pool # CA0850, 3.00%, 9/1/2047	30,855	27,974
Pool # MA3147, 3.00%, 10/1/2047	34,950	31,680
Pool # BM2003, 4.00%, 10/1/2047	134,577	129,136
Pool # BH9392, 3.50%, 11/1/2047	11,714	10,927
Pool # CA0681, 3.50%, 11/1/2047	188,269	177,017
Pool # MA3182, 3.50%, 11/1/2047	881,552	822,324
Pool # FM0028, 3.00%, 12/1/2047	40,135	36,728
Pool # MA3209, 3.00%, 12/1/2047	243,835	220,970
Pool # FM1420, 3.50%, 12/1/2047	181,193	169,807
Pool # CA4015, 3.00%, 1/1/2048	8,163	7,394
Pool # BJ6154, 3.50%, 1/1/2048	154,407	144,031
Pool # MA3238, 3.50%, 1/1/2048	42,311	39,468
Pool # BJ5910, 3.50%, 2/1/2048	185,445	175,179
Pool # MA3305, 3.50%, 3/1/2048	676,039	630,610
Pool # FM3494, 2.50%, 4/1/2048	9,847	8,666
Pool # CA2687, 3.00%, 5/1/2048	18,585	16,903
Pool # BM4054, 4.00%, 5/1/2048	81,284	78,703
Pool # BM4757, 3.50%, 7/1/2048	33,337	31,277
Pool # FM3438, 3.00%, 8/1/2048	599,057	544,496
Pool # BM2007, 4.00%, 9/1/2048	3,678	3,526
Pool # CA2368, 4.00%, 9/1/2048	24,110	23,130
Pool # MA3472, 5.00%, 9/1/2048	7,464	7,544
Pool # CA4655, 3.50%, 10/1/2048	80,249	74,882
Pool # MA3495, 4.00%, 10/1/2048	24,054	23,057
Pool # CA2432, 4.50%, 10/1/2048	44,132	43,627
Pool # FM7895, 3.50%, 11/1/2048	232,227	217,217
Pool # FM1248, 4.50%, 11/1/2048	13,931	13,801
Pool # CA2797, 4.50%, 12/1/2048	84,058	83,211
Pool # FM0030, 3.00%, 2/1/2049	44,768	40,699
Pool # FM6237, 3.50%, 4/1/2049	486,971	455,644
Pool # MA3637, 3.50%, 4/1/2049	14,832	13,835
Pool # MA3638, 4.00%, 4/1/2049	14,267	13,676
Pool # BN5418, 4.50%, 4/1/2049	15,284	15,128
Pool # MA3663, 3.50%, 5/1/2049	854,508	797,067
Pool # MA3664, 4.00%, 5/1/2049	7,050	6,758
Pool # FM4074, 4.50%, 5/1/2049	241,015	238,229
Pool # CA4358, 3.50%, 7/1/2049	14,565	13,580
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3692, 3.50%, 7/1/2049	865,370	806,251
Pool # FM1672, 4.50%, 7/1/2049	719,976	719,892
Pool # MA3745, 3.50%, 8/1/2049	69,955	65,224
Pool # MA3746, 4.00%, 8/1/2049	10,431	9,998
Pool # FM1385, 5.00%, 8/1/2049	303,554	310,254
Pool # BO4012, 3.00%, 9/1/2049	102,901	91,435
Pool # FM1449, 3.50%, 9/1/2049	124,286	115,867
Pool # FM4430, 3.50%, 9/1/2049	250,125	233,315
Pool # FM3572, 4.50%, 9/1/2049	66,092	65,364
Pool # MA3803, 3.50%, 10/1/2049	33,756	31,463
Pool # MA3833, 2.50%, 11/1/2049	812,989	702,824
Pool # BK0350, 3.00%, 11/1/2049	740,898	669,629
Pool # MA3834, 3.00%, 11/1/2049	451,633	407,871
Pool # FM2363, 3.00%, 1/1/2050	1,374,116	1,246,114
Pool # MA3905, 3.00%, 1/1/2050	759,654	686,045
Pool # CA5021, 3.50%, 1/1/2050	31,883	29,707
Pool # FM5922, 3.50%, 1/1/2050	327,492	305,266
Pool # MA3906, 3.50%, 1/1/2050	31,766	29,595
Pool # MA3937, 3.00%, 2/1/2050	888,402	802,317
Pool # FM2733, 2.50%, 3/1/2050	88,004	76,070
Pool # FM4372, 3.50%, 3/1/2050	425,105	396,402
Pool # BP2403, 3.50%, 4/1/2050	246,883	229,588
Pool # BP5001, 2.50%, 5/1/2050	513,264	443,389
Pool # FM3257, 3.00%, 5/1/2050	209,080	190,062
Pool # BK2753, 2.50%, 7/1/2050	831,206	718,053
Pool # FS2252, 3.00%, 7/1/2050	823,834	745,827
Pool # BP6626, 2.00%, 8/1/2050	2,143,276	1,758,787
Pool # MA4100, 2.00%, 8/1/2050	1,000,239	825,547
Pool # BP9500, 2.50%, 8/1/2050	79,994	69,104
Pool # BQ0723, 3.50%, 8/1/2050	1,189,947	1,107,628
Pool # FM5750, 4.00%, 8/1/2050	284,734	272,378
Pool # BK3044, 2.50%, 9/1/2050	705,247	609,237
Pool # BP6702, 2.50%, 9/1/2050	518,541	447,947
Pool # FM8260, 4.00%, 9/1/2050	476,901	461,457
Pool # MA4159, 2.50%, 10/1/2050	523,858	452,543
Pool # CA7603, 2.50%, 11/1/2050	284,379	245,663
Pool # MA4183, 2.50%, 11/1/2050	2,342,546	2,016,210
Pool # CA8005, 1.50%, 12/1/2050	156,018	122,567
Pool # CA8222, 1.50%, 12/1/2050	271,768	213,479
Pool # MA4209, 1.50%, 12/1/2050	1,187,888	932,386
Pool # BQ5160, 2.00%, 12/1/2050	2,408,493	1,984,473
Pool # FM5849, 2.00%, 12/1/2050	839,486	686,883
Pool # MA4208, 2.00%, 12/1/2050	427,249	352,432
Pool # FM5597, 2.00%, 1/1/2051	210,960	172,776
Pool # FM6241, 2.00%, 1/1/2051	3,348,456	2,758,941
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FM5854, 2.50%, 1/1/2051	157,902	137,252
Pool # MA4254, 1.50%, 2/1/2051	317,440	248,693
Pool # CA9190, 2.00%, 2/1/2051	161,532	132,696
Pool # FM6126, 2.00%, 2/1/2051	190,689	156,170
Pool # BR3515, 2.50%, 2/1/2051	149,443	129,098
Pool # FM6244, 2.00%, 3/1/2051	771,927	637,935
Pool # MA4281, 2.00%, 3/1/2051	236,556	194,166
Pool # FM6523, 2.50%, 3/1/2051	265,134	228,739
Pool # FM6764, 2.50%, 3/1/2051	789,228	672,995
Pool # FM6537, 2.00%, 4/1/2051	2,569,320	2,143,820
Pool # MA4306, 2.50%, 4/1/2051	227,303	195,092
Pool # FM7099, 3.00%, 4/1/2051	702,725	636,944
Pool # MA4343, 1.50%, 5/1/2051	369,220	289,945
Pool # FM7066, 2.50%, 5/1/2051	699,982	613,523
Pool # MA4326, 2.50%, 5/1/2051	1,534,296	1,321,295
Pool # MA4354, 1.50%, 6/1/2051	473,757	371,529
Pool # CB0727, 2.50%, 6/1/2051	1,295,534	1,116,739
Pool # FM7418, 2.50%, 6/1/2051	797,122	694,356
Pool # MA4356, 2.50%, 6/1/2051	4,071,954	3,510,005
Pool # MA4377, 1.50%, 7/1/2051	167,907	131,596
Pool # FM8194, 2.00%, 7/1/2051	342,755	280,504
Pool # CB1027, 2.50%, 7/1/2051	246,855	211,985
Pool # MA4379, 2.50%, 7/1/2051	3,697,001	3,170,687
Pool # CB1150, 3.00%, 7/1/2051	456,105	404,840
Pool # MA4380, 3.00%, 7/1/2051	193,572	173,255
Pool # FM8278, 3.50%, 7/1/2051	335,605	310,822
Pool # BR2236, 2.50%, 8/1/2051	239,675	205,164
Pool # BR2237, 2.50%, 8/1/2051	468,853	404,002
Pool # BR2258, 2.50%, 8/1/2051	157,088	135,359
Pool # CB1276, 2.50%, 8/1/2051	692,973	596,478
Pool # MA4399, 2.50%, 8/1/2051	2,204,548	1,892,607
Pool # MA4401, 3.50%, 8/1/2051	111,038	102,928
Pool # BT0240, 2.00%, 9/1/2051	166,932	137,206
Pool # FM8730, 2.00%, 9/1/2051	898,075	734,906
Pool # MA4413, 2.00%, 9/1/2051	707,624	580,409
Pool # MA4414, 2.50%, 9/1/2051	2,005,103	1,726,518
Pool # CB1917, 3.00%, 10/1/2051	1,778,456	1,592,331
Pool # CB2364, 2.00%, 12/1/2051	4,439,101	3,643,376
Pool # FM9868, 2.50%, 12/1/2051	485,364	419,682
Pool # FM9870, 2.50%, 12/1/2051	502,027	432,753
Pool # MA4493, 2.50%, 12/1/2051	824,720	709,027
Pool # MA4512, 2.50%, 1/1/2052	879,587	753,972
Pool # MA4513, 3.00%, 1/1/2052	2,195,718	1,957,094
Pool # CB2773, 2.00%, 2/1/2052	1,790,354	1,469,369
Pool # MA4548, 2.50%, 2/1/2052	892,090	763,468
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV4248, 2.00%, 3/1/2052	850,306	706,399
Pool # CB3040, 2.00%, 3/1/2052	4,539,970	3,722,121
Pool # MA4577, 2.00%, 4/1/2052	1,433,384	1,174,195
Pool # FS1538, 3.00%, 4/1/2052	442,933	396,304
Pool # MA4579, 3.00%, 4/1/2052	973,483	865,001
Pool # MA4599, 3.00%, 5/1/2052	458,781	407,573
Pool # CB3608, 3.50%, 5/1/2052	177,252	163,359
Pool # MA4600, 3.50%, 5/1/2052	2,045,271	1,884,969
Pool # MA4622, 2.00%, 6/1/2052	4,541,087	3,720,294
Pool # MA4624, 3.00%, 6/1/2052	1,789,069	1,587,438
Pool # CB4209, 3.50%, 7/1/2052	912,711	840,733
Pool # MA4654, 3.50%, 7/1/2052	444,361	409,358
Pool # MA4699, 3.50%, 8/1/2052	1,859,524	1,712,118
Pool # MA4700, 4.00%, 8/1/2052	2,730,069	2,591,131
Pool # MA4701, 4.50%, 8/1/2052	904,434	880,121
Pool # FS2619, 5.00%, 8/1/2052	890,012	885,041
Pool # FS3392, 4.00%, 9/1/2052	899,891	854,937
Pool # MA4732, 4.00%, 9/1/2052	455,671	432,412
Pool # MA4761, 5.00%, 9/1/2052	885,834	880,882
Pool # MA4783, 4.00%, 10/1/2052	917,476	870,598
Pool # MA4803, 3.50%, 11/1/2052	937,082	862,730
Pool # MA4805, 4.50%, 11/1/2052	8,999	8,757
Pool # MA4838, 3.50%, 12/1/2052	1,845,516	1,699,086
Pool # MA4839, 4.00%, 12/1/2052	1,294,564	1,228,416
Pool # MA4840, 4.50%, 12/1/2052	907,769	883,906
Pool # FS3455, 5.00%, 12/1/2052	857,019	859,746
Pool # MA4866, 4.00%, 1/1/2053	912,383	865,895
Pool # MA4868, 5.00%, 1/1/2053	725,479	721,225
Pool # MA4869, 5.50%, 1/1/2053	1,341,086	1,351,101
Pool # MA4933, 3.50%, 2/1/2053	1,215,451	1,119,090
Pool # MA4918, 5.00%, 2/1/2053	1,790,376	1,778,541
Pool # CB5600, 5.50%, 2/1/2053	900,354	913,244
Pool # MA4919, 5.50%, 2/1/2053	1,780,814	1,794,106
Pool # MA4920, 6.00%, 2/1/2053	2,292,888	2,337,163
Pool # MA4962, 4.00%, 3/1/2053	1,871,823	1,775,810
Pool # BX7958, 5.00%, 3/1/2053	981,044	975,702
Pool # CB5906, 5.50%, 3/1/2053	272,434	274,875
Pool # MA4943, 6.50%, 3/1/2053	901,389	930,628
Pool # MA4964, 7.00%, 3/1/2053	356,206	369,768
Pool # MA4979, 5.50%, 4/1/2053	885,065	891,440
Pool # MA5038, 5.00%, 6/1/2053	1,845,633	1,833,006
Pool # MA5071, 5.00%, 7/1/2053	1,863,879	1,850,983
Pool # MA5072, 5.50%, 7/1/2053	913,682	919,876
Pool # MA5138, 5.50%, 9/1/2053	930,284	936,515
Pool # DA4550, 6.50%, 11/1/2053	1,973,262	2,035,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA5192, 6.50%, 11/1/2053	889,752	916,118
Pool # MA5217, 6.50%, 12/1/2053	334,288	344,194
Pool # FS6772, 7.00%, 1/1/2054	455,562	477,465
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.00%, 9/25/2039 (a)	403,000	382,609
TBA, 3.50%, 9/25/2039 (a)	10,000	9,699
TBA, 4.00%, 9/25/2039 (a)	10,000	9,866
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 9/25/2054 (a)	25,864,000	21,161,570
TBA, 4.00%, 9/25/2054 (a)	3,390,000	3,216,643
TBA, 5.50%, 9/25/2054 (a)	12,008,000	12,089,537
TBA, 6.00%, 9/25/2054 (a)	8,356,000	8,509,384
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	12,836	13,135
Pool # 726769, 5.00%, 9/15/2039	11,892	12,208
Pool # 721340, 5.00%, 12/15/2039	44,168	45,064
Pool # 754439, 3.50%, 12/15/2041	78,432	74,995
Pool # 711674, 3.00%, 9/15/2042	41,588	38,535
Pool # 783748, 3.50%, 4/15/2043	55,336	52,728
Pool # 784660, 4.00%, 4/15/2043	4,621	4,516
Pool # AC2224, 3.50%, 6/15/2043	36,805	35,055
Pool # 785088, 3.50%, 7/15/2043	44,727	42,547
Pool # AJ4151, 4.00%, 9/15/2044	174,325	169,579
Pool # AL9314, 3.00%, 3/15/2045	32,912	30,008
Pool # 784664, 4.00%, 4/15/2045	18,045	17,634
Pool # AO0544, 3.00%, 8/15/2045	19,738	17,995
Pool # 784429, 3.00%, 8/15/2046	65,883	60,985
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	28,879	28,078
Pool # MA4625, 3.50%, 8/20/2032	15,541	15,245
Pool # MA6906, 2.50%, 10/20/2035	293,088	274,884
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	40,495	39,138
Pool # 3459, 5.50%, 10/20/2033	35,722	36,913
Pool # AQ5932, 3.50%, 1/20/2036	63,294	60,804
Pool # 4222, 6.00%, 8/20/2038	7,094	7,426
Pool # 709148, 4.50%, 2/20/2039	26,492	26,136
Pool # 4446, 4.50%, 5/20/2039	2,201	2,212
Pool # 4467, 4.00%, 6/20/2039	10,257	10,066
Pool # 4468, 4.50%, 6/20/2039	1,946	1,955
Pool # 4494, 4.00%, 7/20/2039	11,104	10,897
Pool # 4495, 4.50%, 7/20/2039	8,436	8,478
Pool # 4519, 4.50%, 8/20/2039	3,145	3,161
Pool # 4558, 4.50%, 10/20/2039	2,657	2,670
Pool # 4576, 4.00%, 11/20/2039	5,071	4,977
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4598, 4.50%, 12/20/2039	5,319	5,343
Pool # 4617, 4.50%, 1/20/2040	2,860	2,872
Pool # 4656, 4.00%, 3/20/2040	8,380	8,224
Pool # 4677, 4.00%, 4/20/2040	22,881	22,455
Pool # 4678, 4.50%, 4/20/2040	1,002	1,007
Pool # 4695, 4.00%, 5/20/2040	2,387	2,342
Pool # 4712, 4.00%, 6/20/2040	3,809	3,738
Pool # 4800, 4.00%, 9/20/2040	3,955	3,881
Pool # 737727, 4.00%, 12/20/2040	34,624	33,936
Pool # 4945, 4.00%, 2/20/2041	8,593	8,433
Pool # 759342, 4.50%, 2/20/2041	186,378	184,834
Pool # 4950, 5.50%, 2/20/2041	14,133	14,676
Pool # 4976, 3.50%, 3/20/2041	10,384	9,923
Pool # 4977, 4.00%, 3/20/2041	15,872	15,577
Pool # 5016, 4.00%, 4/20/2041	6,083	5,970
Pool # 5054, 4.00%, 5/20/2041	9,553	9,375
Pool # 5114, 4.00%, 7/20/2041	1,262	1,239
Pool # 779497, 3.50%, 10/20/2041	7,237	6,766
Pool # 5233, 4.00%, 11/20/2041	1,552	1,524
Pool # 5258, 3.50%, 12/20/2041	94,427	90,193
Pool # 5259, 4.00%, 12/20/2041	5,970	5,858
Pool # 5279, 3.50%, 1/20/2042	17,593	16,796
Pool # 5330, 3.00%, 3/20/2042	11,910	10,977
Pool # 754406, 3.50%, 5/20/2042	48,255	45,126
Pool # 796468, 4.00%, 9/20/2042	14,932	14,636
Pool # AA6040, 3.00%, 1/20/2043	83,768	75,832
Pool # AD1584, 3.00%, 1/20/2043	103,976	94,126
Pool # AD2125, 3.50%, 1/20/2043	67,515	64,367
Pool # AA6054, 3.00%, 2/20/2043	157,418	145,409
Pool # AD1744, 3.00%, 2/20/2043	13,186	12,200
Pool # 783755, 3.00%, 4/20/2043	104,573	96,466
Pool # 783976, 3.50%, 4/20/2043	17,215	16,140
Pool # MA1284, 3.00%, 9/20/2043	14,025	12,938
Pool # 785065, 3.50%, 10/20/2043	185,223	172,438
Pool # MA1376, 4.00%, 10/20/2043	81,883	80,022
Pool # AI7106, 4.00%, 6/20/2044	28,575	27,866
Pool # 784026, 3.50%, 12/20/2044	163,793	155,710
Pool # MA2678, 3.50%, 3/20/2045	108,845	102,959
Pool # MA2679, 4.00%, 3/20/2045	37,858	36,920
Pool # MA2753, 3.00%, 4/20/2045	55,461	51,080
Pool # 626942, 3.00%, 5/20/2045	132,623	118,397
Pool # MA2829, 5.00%, 5/20/2045	20,098	20,573
Pool # 784800, 3.00%, 6/20/2045	28,915	26,210
Pool # AM9881, 3.00%, 6/20/2045	14,084	12,750
Pool # AO9442, 3.50%, 12/20/2045	15,412	14,485
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 784119, 3.00%, 2/20/2046	122,994	113,124
Pool # MA3458, 5.50%, 2/20/2046	25,985	26,979
Pool # MA3735, 3.00%, 6/20/2046	224,788	206,315
Pool # AT7138, 3.50%, 6/20/2046	235,991	219,786
Pool # MA3935, 2.50%, 9/20/2046	60,227	53,551
Pool # 784768, 3.00%, 9/20/2046	64,188	59,022
Pool # AT8215, 3.00%, 9/20/2046	19,029	17,221
Pool # MA4002, 2.50%, 10/20/2046	328,176	292,537
Pool # AW0199, 3.00%, 10/20/2046	47,779	43,121
Pool # MA4072, 5.00%, 11/20/2046	20,769	21,260
Pool # MA4125, 2.50%, 12/20/2046	299,373	266,186
Pool # MA4126, 3.00%, 12/20/2046	45,082	41,342
Pool # MA4260, 2.50%, 2/20/2047	52,611	46,780
Pool # AZ3119, 3.50%, 3/20/2047	28,934	26,933
Pool # AZ7084, 3.50%, 4/20/2047	42,578	42,012
Pool # MA4511, 4.00%, 6/20/2047	137,805	133,029
Pool # BA5041, 5.00%, 6/20/2047	92,950	93,937
Pool # MA4584, 2.50%, 7/20/2047	71,416	63,503
Pool # MA4718, 3.00%, 9/20/2047	6,188	5,669
Pool # BC2742, 3.50%, 11/20/2047	617,229	572,196
Pool # BD6940, 3.50%, 12/20/2047	120	110
Pool # MA5019, 3.50%, 2/20/2048	188,713	177,526
Pool # 785033, 3.50%, 5/20/2048	180,467	174,134
Pool # MA5329, 3.50%, 7/20/2048	6,665	6,275
Pool # MA5468, 5.00%, 9/20/2048	5,132	5,187
Pool # MA5527, 3.50%, 10/20/2048	24,823	23,365
Pool # MA5595, 4.00%, 11/20/2048	30,885	29,767
Pool # BJ6759, 4.50%, 11/20/2048	229,166	225,808
Pool # MA5651, 4.00%, 12/20/2048	147,277	141,894
Pool # MA5709, 3.50%, 1/20/2049	70,729	66,559
Pool # BI6473, 4.00%, 1/20/2049	686,514	667,342
Pool # MA5983, 2.50%, 6/20/2049	108,648	96,594
Pool # MA5985, 3.50%, 6/20/2049	36,199	33,897
Pool # MA6220, 4.00%, 10/20/2049	156,873	150,550
Pool # BR4627, 3.00%, 11/20/2049	435,288	392,899
Pool # MA6283, 3.00%, 11/20/2049	442,195	402,221
Pool # 785067, 3.50%, 12/20/2049	366,443	333,433
Pool # MA6478, 5.00%, 2/20/2050	19,777	20,040
Pool # MA6542, 3.50%, 3/20/2050	200,240	188,197
Pool # BV1348, 2.50%, 6/20/2050	45,030	37,965
Pool # MA6818, 2.00%, 8/20/2050	1,159,471	978,539
Pool # BY8818, 2.00%, 10/20/2050	438,819	365,195
Pool # 785401, 2.50%, 10/20/2050	671,059	572,688
Pool # MA6994, 2.00%, 11/20/2050	1,273,477	1,073,837
Pool # BY8832, 2.50%, 11/20/2050	385,739	331,366
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7051, 2.00%, 12/20/2050	1,976,543	1,666,303
Pool # CA4485, 2.50%, 12/20/2050	513,920	436,404
Pool # MA7052, 2.50%, 12/20/2050	803,833	704,091
Pool # MA7055, 4.00%, 12/20/2050	201,135	194,165
Pool # MA7135, 2.00%, 1/20/2051	2,256,547	1,901,833
Pool # MA7254, 2.00%, 3/20/2051	976,813	822,886
Pool # 785449, 3.00%, 4/20/2051	258,311	234,716
Pool # MA7417, 2.00%, 6/20/2051	2,689,859	2,265,447
Pool # MA7418, 2.50%, 6/20/2051	1,458,261	1,275,200
Pool # MA7420, 3.50%, 6/20/2051	362,789	339,508
Pool # MA7473, 3.00%, 7/20/2051	438,784	397,644
Pool # MA7588, 2.00%, 9/20/2051	934,584	787,115
Pool # MA7766, 2.00%, 12/20/2051	2,042,601	1,720,280
Pool # MA7826, 2.00%, 1/20/2052	1,029,736	867,613
Pool # 785945, 3.00%, 2/20/2052	834,914	757,550
Pool # 786017, 3.00%, 3/20/2052	852,695	774,212
Pool # MA7986, 2.00%, 4/20/2052	1,018,799	858,351
Pool # MA7988, 3.00%, 4/20/2052	2,525,481	2,286,057
Pool # MA8043, 3.00%, 5/20/2052	2,186,861	1,979,539
Pool # MA8147, 2.50%, 7/20/2052	2,433,552	2,128,556
Pool # MA8267, 4.00%, 9/20/2052	1,070,454	1,023,022
Pool # MA8269, 5.00%, 9/20/2052	563,569	563,303
Pool # MA8270, 5.50%, 9/20/2052	828,284	835,036
Pool # MA8346, 4.00%, 10/20/2052	1,945,989	1,859,762
Pool # MA8492, 6.00%, 12/20/2052	1,163,611	1,187,796
Pool # MA8493, 6.50%, 12/20/2052	253,806	259,981
Pool # MA8573, 7.00%, 1/20/2053	530,556	544,756
Pool # MA8800, 5.00%, 4/20/2053	2,314,543	2,313,026
Pool # 786633, 6.00%, 4/20/2053	1,805,066	1,838,585
Pool # MA8947, 5.00%, 6/20/2053	1,900,096	1,898,265
Pool # MA9015, 4.50%, 7/20/2053	1,840,661	1,802,808
Pool # MA9018, 6.00%, 7/20/2053	660,319	670,244
Pool # MA9019, 6.50%, 7/20/2053	574,939	588,381
Pool # MA9105, 5.00%, 8/20/2053	1,920,991	1,918,258
Pool # MA9173, 6.50%, 9/20/2053	838,219	856,600
Pool # MA9365, 7.00%, 12/20/2053	1,855,806	1,899,165
GNMA II, Single Family, 30 Year
TBA, 2.00%, 9/15/2054 (a)	3,399,000	2,863,335
TBA, 2.50%, 9/15/2054 (a)	14,665,000	12,820,717
TBA, 3.00%, 9/15/2054 (a)	5,004,000	4,530,675
TBA, 3.50%, 9/15/2054 (a)	2,456,000	2,287,230
TBA, 4.00%, 9/15/2054 (a)	730,000	697,802
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

TBA, 4.50%, 9/15/2054 (a)	6,882,000	6,741,403
TBA, 6.00%, 9/15/2054 (a)	1,458,000	1,479,529
Total Mortgage-Backed Securities (Cost $374,710,863)		354,456,351
Corporate Bonds — 24.5%
Aerospace & Defense — 0.6%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	153,862
3.25%, 3/1/2028	1,933,000	1,820,082
3.60%, 5/1/2034	812,000	690,663
3.55%, 3/1/2038	344,000	263,642
3.50%, 3/1/2039	548,000	413,733
3.75%, 2/1/2050	33,000	22,825
GE Capital Funding LLC 4.55%, 5/15/2032	278,000	274,991
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	250,000	240,276
L3Harris Technologies, Inc. 4.85%, 4/27/2035	70,000	69,194
Lockheed Martin Corp. 3.60%, 3/1/2035	2,816,000	2,576,568
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	29,920
4.70%, 3/15/2033	150,000	150,153
5.25%, 5/1/2050	272,000	271,168
Precision Castparts Corp. 4.38%, 6/15/2045	82,000	75,020
RTX Corp.
5.00%, 2/27/2026	152,000	152,897
1.90%, 9/1/2031	540,000	451,609
2.38%, 3/15/2032	350,000	298,768
3.03%, 3/15/2052	696,000	469,260
Textron, Inc.
3.65%, 3/15/2027	120,000	117,357
3.00%, 6/1/2030	136,000	124,300
		8,666,288
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	496,691
FedEx Corp.
4.90%, 1/15/2034	30,000	30,318
3.88%, 8/1/2042	304,000	247,742
4.05%, 2/15/2048	286,000	231,059
GXO Logistics, Inc. 1.65%, 7/15/2026	300,000	282,755
United Parcel Service, Inc.
4.88%, 3/3/2033	50,000	51,112
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Air Freight & Logistics — continued
3.75%, 11/15/2047	40,000	31,834
3.40%, 9/1/2049	364,000	275,585
		1,647,096
Automobile Components — 0.0% ^
Aptiv plc 3.10%, 12/1/2051	130,000	82,544
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,527
Lear Corp. 5.25%, 5/15/2049	85,000	78,032
		170,103
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	330,000	337,683
5.00%, 4/1/2035	707,000	686,557
5.15%, 4/1/2038	400,000	383,898
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	184,178
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	175,000	164,283
		1,756,599
Banks — 3.8%
Banco Santander SA (Spain)
2.75%, 12/3/2030	200,000	174,152
6.92%, 8/8/2033	400,000	435,215
Bank of America Corp.
3.50%, 4/19/2026	635,000	625,286
4.25%, 10/22/2026	291,000	289,294
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	381,000	365,526
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	1,060,000	1,010,874
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	55,000	57,632
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	37,000	35,662
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	1,797,000	1,644,985
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (b)	50,000	49,462
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	173,000	168,293
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	1,709,000	1,497,931
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	1,401,000	1,164,006
(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	250,000	197,614
5.00%, 1/21/2044	2,205,000	2,197,218
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (b)	362,000	300,663
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Bank of Montreal (Canada)
1.25%, 9/15/2026	145,000	135,874
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	27,000	25,661
5.20%, 2/1/2028	150,000	153,412
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	338,000	321,101
4.85%, 2/1/2030	200,000	203,026
2.15%, 8/1/2031	1,115,000	951,735
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,801,000	1,785,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (b)	754,000	779,925
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.56%, 9/23/2035 (b)	386,000	347,495
Citigroup, Inc.
4.13%, 7/25/2028	1,195,000	1,175,180
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	24,000	23,288
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	730,000	671,857
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	1,059,000	1,041,287
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,243,000	1,104,752
6.63%, 6/15/2032	77,000	84,468
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	1,810,000	1,545,329
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250,000	248,666
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	1,490,000	1,612,449
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	261,359
Fifth Third Bancorp (SOFR + 0.69%), 1.71%, 11/1/2027 (b)	910,000	852,368
HSBC Bank USA NA 7.00%, 1/15/2039	255,000	298,309
HSBC Holdings plc (United Kingdom)
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	928,000	969,713
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (b)	452,000	448,339
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	2,003,000	1,797,555
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	463,000	402,358
6.50%, 5/2/2036	346,000	373,057
6.10%, 1/14/2042 (c)	59,000	65,532
HSBC USA, Inc. 5.63%, 3/17/2025	861,000	862,933
ING Groep NV (Netherlands)
3.95%, 3/29/2027	500,000	492,669
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	957,000	912,071
KeyBank NA 4.70%, 1/26/2026	350,000	348,585
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Korea Development Bank (The) (South Korea) 1.00%, 9/9/2026	646,000	604,538
Kreditanstalt fuer Wiederaufbau (Germany)
1.00%, 10/1/2026	363,000	341,632
4.13%, 7/15/2033	214,000	215,852
4.38%, 2/28/2034	28,000	28,824
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	373,000	353,779
4.34%, 1/9/2048	538,000	442,037
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	1,003,000	973,642
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	1,242,000	1,085,811
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	23,986
0.50%, 2/2/2026	799,000	758,178
4.75%, 5/21/2027	553,000	564,436
4.13%, 1/18/2029	631,000	637,043
PNC Bank NA 3.10%, 10/25/2027	257,000	246,565
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (b)	299,000	298,893
Royal Bank of Canada (Canada) 6.00%, 11/1/2027	402,000	421,412
Santander Holdings USA, Inc. (SOFR + 2.70%), 6.57%, 6/12/2029 (b)	100,000	104,641
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	188,863
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,133,590
3.78%, 3/9/2026	222,000	219,178
1.90%, 9/17/2028	342,000	308,598
2.47%, 1/14/2029	201,000	184,257
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	2,404,000	2,286,606
1.20%, 6/3/2026	71,000	67,105
3.20%, 3/10/2032	18,000	16,172
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	486,000	459,471
1.13%, 8/3/2027	288,000	261,964
US Bancorp
1.38%, 7/22/2030	41,000	34,486
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	50,000	49,077
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Wells Fargo & Co.
3.00%, 4/22/2026	670,000	654,180
3.00%, 10/23/2026	50,000	48,557
4.30%, 7/22/2027	1,604,000	1,597,370
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	134,000	130,383
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	1,564,000	1,475,173
4.15%, 1/24/2029	10,000	9,884
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	2,545,000	2,332,308
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	58,000	59,875
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	188,000	143,897
3.90%, 5/1/2045	1,076,000	896,552
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	13,000	12,672
1.95%, 11/20/2028	1,152,000	1,048,825
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (d)	102,000	97,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (b) (d)	552,000	475,668
Zions Bancorp NA 3.25%, 10/29/2029	702,000	615,034
		53,418,549
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	79,000	78,102
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	17,000	16,806
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	330,000	339,032
5.00%, 6/15/2034	309,000	316,761
5.55%, 1/23/2049	50,000	52,328
4.75%, 4/15/2058	1,421,000	1,329,776
Coca-Cola Co. (The)
1.50%, 3/5/2028	140,000	128,453
1.00%, 3/15/2028	115,000	103,891
3.45%, 3/25/2030	134,000	129,024
1.65%, 6/1/2030	584,000	507,761
2.00%, 3/5/2031	181,000	157,672
2.60%, 6/1/2050	207,000	135,378
Constellation Brands, Inc.
5.00%, 2/2/2026	23,000	23,001
3.60%, 2/15/2028	554,000	536,496
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Diageo Capital plc (United Kingdom) 2.13%, 4/29/2032	700,000	590,645
Keurig Dr Pepper, Inc. 4.50%, 4/15/2052	25,000	22,025
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	103,000	101,443
3.95%, 4/15/2029	901,000	882,506
3.20%, 5/1/2030	30,000	27,968
4.05%, 4/15/2032	50,000	48,227
3.80%, 5/1/2050	155,000	121,857
PepsiCo, Inc.
7.00%, 3/1/2029	350,000	391,127
1.63%, 5/1/2030	689,000	599,858
3.45%, 10/6/2046	84,000	66,262
		6,706,399
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	437,340
4.80%, 3/15/2027	13,000	13,173
4.05%, 11/21/2039	479,000	433,601
4.85%, 6/15/2044	489,000	470,679
4.45%, 5/14/2046	21,000	19,030
4.25%, 11/21/2049	1,219,000	1,062,422
5.40%, 3/15/2054	500,000	518,108
Amgen, Inc.
3.20%, 11/2/2027	1,090,000	1,052,664
2.30%, 2/25/2031	700,000	609,573
4.20%, 3/1/2033	50,000	47,854
4.95%, 10/1/2041	26,000	24,787
4.40%, 5/1/2045	269,000	233,604
4.56%, 6/15/2048	200,000	176,292
4.66%, 6/15/2051	230,000	204,755
5.75%, 3/2/2063	195,000	200,005
Gilead Sciences, Inc.
3.65%, 3/1/2026	100,000	98,645
2.95%, 3/1/2027	510,000	493,919
4.60%, 9/1/2035	420,000	411,867
4.00%, 9/1/2036	803,000	737,911
4.75%, 3/1/2046	15,000	13,909
4.15%, 3/1/2047	100,000	84,738
		7,344,876
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China) 3.25%, 2/9/2061	658,000	433,405
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
Amazon.com, Inc.
3.30%, 4/13/2027	350,000	343,104
3.15%, 8/22/2027	547,000	533,829
1.65%, 5/12/2028	89,000	81,684
4.05%, 8/22/2047	1,351,000	1,176,034
2.50%, 6/3/2050	76,000	48,647
2.70%, 6/3/2060	568,000	353,208
eBay, Inc. 4.00%, 7/15/2042	162,000	134,649
JD.com, Inc. (China) 3.38%, 1/14/2030	200,000	188,274
		3,292,834
Building Products — 0.1%
Carrier Global Corp.
2.49%, 2/15/2027	621,000	595,195
3.58%, 4/5/2050	14,000	10,739
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,298
Johnson Controls International plc
1.75%, 9/15/2030	76,000	65,145
4.50%, 2/15/2047	162,000	141,923
4.95%, 7/2/2064 (e)	700,000	630,350
Owens Corning
3.88%, 6/1/2030	30,000	28,747
4.30%, 7/15/2047	108,000	89,675
		1,588,072
Capital Markets — 2.1%
Ares Capital Corp.
2.15%, 7/15/2026	497,000	468,927
2.88%, 6/15/2028	35,000	32,013
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (b)	2,876,000	2,897,398
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	66,000	63,299
Blackstone Private Credit Fund 3.25%, 3/15/2027	811,000	768,341
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	90,000	83,438
Charles Schwab Corp. (The)
3.20%, 3/2/2027	700,000	679,116
2.00%, 3/20/2028	420,000	387,196
CI Financial Corp. (Canada) 3.20%, 12/17/2030	752,000	620,592
CME Group, Inc. 4.15%, 6/15/2048	144,000	126,696
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	100,000	114,135
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	945,000	910,384
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	260,000	244,958
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	416,000	442,801
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	894,000	945,860
Franklin Resources, Inc. 1.60%, 10/30/2030	40,000	33,527
FS KKR Capital Corp.
2.63%, 1/15/2027	597,000	556,893
3.13%, 10/12/2028	145,000	130,074
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	50,000	47,499
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	632,000	593,302
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	2,362,000	2,253,617
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	12,000	11,660
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	28,000	27,610
2.60%, 2/7/2030	258,000	234,030
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	1,707,000	1,453,620
6.13%, 2/15/2033	708,000	783,831
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	324,000	286,651
6.75%, 10/1/2037	149,000	167,989
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	482,000	381,861
4.80%, 7/8/2044	289,000	274,741
5.15%, 5/22/2045	21,000	20,620
Golub Capital BDC, Inc. 2.05%, 2/15/2027	50,000	46,009
HPS Corporate Lending Fund 6.75%, 1/30/2029 (f)	10,000	10,351
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	202,000	194,289
Moody's Corp. 4.25%, 2/1/2029	30,000	29,877
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	543,000	515,912
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	2,432,000	2,293,783
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	340,000	323,691
3.59%, 7/22/2028 (g)	1,117,000	1,085,453
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	308,000	300,343
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	748,000	677,101
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	396,000	329,350
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	693,000	578,718
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	10,000	8,464
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	1,061,000	1,089,925
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (b)	10,000	10,334
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	385,000	301,839
4.30%, 1/27/2045	695,000	623,249
Nasdaq, Inc.
3.85%, 6/30/2026	398,000	393,890
6.10%, 6/28/2063	904,000	979,155
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	1,103,000	1,010,734
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	300,000	280,200
Prospect Capital Corp. 3.36%, 11/15/2026	108,000	98,064
Raymond James Financial, Inc. 4.95%, 7/15/2046	21,000	19,802
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	308,000	292,038
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	30,000	31,310
(SOFR + 1.57%), 4.82%, 1/26/2034 (b)	824,000	822,560
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	325,364
1.25%, 8/7/2026	1,799,000	1,691,599
		30,406,083
Chemicals — 0.2%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	51,099
Celanese US Holdings LLC 1.40%, 8/5/2026	165,000	154,423
CF Industries, Inc.
4.95%, 6/1/2043	300,000	274,961
5.38%, 3/15/2044	113,000	108,618
Dow Chemical Co. (The)
2.10%, 11/15/2030	438,000	383,851
6.30%, 3/15/2033	50,000	54,475
5.25%, 11/15/2041	480,000	467,841
4.63%, 10/1/2044	52,000	45,941
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	10,144
Eastman Chemical Co.
5.75%, 3/8/2033	50,000	52,126
4.80%, 9/1/2042	203,000	185,081
EIDP, Inc. 4.80%, 5/15/2033	200,000	200,835
FMC Corp. 3.45%, 10/1/2029	159,000	148,918
Huntsman International LLC 4.50%, 5/1/2029	112,000	109,068
LYB International Finance III LLC 1.25%, 10/1/2025	45,000	43,296
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Sherwin-Williams Co. (The)
2.95%, 8/15/2029	30,000	27,936
4.00%, 12/15/2042	233,000	194,767
4.50%, 6/1/2047	492,000	436,100
Westlake Corp. 5.00%, 8/15/2046	191,000	174,695
		3,124,175
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 3.70%, 4/1/2027	50,000	49,263
RELX Capital, Inc. (United Kingdom) 4.75%, 5/20/2032	97,000	97,223
Republic Services, Inc. 2.38%, 3/15/2033	1,422,000	1,190,957
Waste Connections, Inc.
3.50%, 5/1/2029	30,000	28,984
4.20%, 1/15/2033	293,000	282,373
2.95%, 1/15/2052	468,000	317,012
Waste Management, Inc.
0.75%, 11/15/2025	11,000	10,515
4.63%, 2/15/2033	30,000	30,091
		2,006,418
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	802,000	786,532
5.90%, 2/15/2039	12,000	13,277
Motorola Solutions, Inc. 5.60%, 6/1/2032	30,000	31,321
		831,130
Construction Materials — 0.0% ^
Vulcan Materials Co.
3.50%, 6/1/2030	242,000	229,158
4.70%, 3/1/2048	96,000	87,152
		316,310
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	162,000	155,139
3.65%, 7/21/2027	230,000	223,799
3.30%, 1/30/2032	1,351,000	1,202,277
3.40%, 10/29/2033	151,000	131,654
Ally Financial, Inc. 2.20%, 11/2/2028	1,164,000	1,045,287
American Express Co.
4.90%, 2/13/2026	30,000	30,131
1.65%, 11/4/2026	1,174,000	1,106,429
(SOFR + 0.97%), 5.39%, 7/28/2027 (b)	30,000	30,502
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	100,000	101,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
American Honda Finance Corp.
2.00%, 3/24/2028	228,000	210,244
2.25%, 1/12/2029	36,000	32,965
Capital One Financial Corp.
4.20%, 10/29/2025	23,000	22,752
3.75%, 7/28/2026	1,844,000	1,807,362
3.80%, 1/31/2028	237,000	230,160
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	51,000	51,893
(SOFR + 1.79%), 3.27%, 3/1/2030 (b)	105,000	97,834
Caterpillar Financial Services Corp.
0.80%, 11/13/2025	1,234,000	1,181,667
0.90%, 3/2/2026	1,100,000	1,045,614
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	250,000	244,352
6.80%, 5/12/2028	500,000	524,601
7.35%, 3/6/2030	400,000	433,160
7.20%, 6/10/2030	200,000	215,120
General Motors Financial Co., Inc.
3.50%, 11/7/2024	283,000	281,852
5.25%, 3/1/2026	150,000	150,720
1.50%, 6/10/2026	300,000	283,633
2.40%, 10/15/2028	1,428,000	1,298,896
3.10%, 1/12/2032	76,000	66,252
John Deere Capital Corp.
0.70%, 1/15/2026	45,000	42,813
4.75%, 1/20/2028	1,000,000	1,016,129
3.35%, 4/18/2029	421,000	406,005
Synchrony Financial 5.15%, 3/19/2029	11,000	10,954
Toyota Motor Credit Corp.
0.80%, 10/16/2025	555,000	532,941
1.15%, 8/13/2027	300,000	274,848
3.05%, 1/11/2028	474,000	455,013
4.55%, 5/17/2030	30,000	30,172
		14,974,480
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. 3.00%, 5/18/2027	108,000	105,461
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,898
5.00%, 11/1/2032	50,000	49,015
Dollar Tree, Inc. 2.65%, 12/1/2031	91,000	77,621
Kroger Co. (The)
5.40%, 7/15/2040	294,000	292,270
3.95%, 1/15/2050	214,000	168,866
5.65%, 9/15/2064	278,000	272,009
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Target Corp. 2.95%, 1/15/2052	1,903,000	1,305,166
Walmart, Inc.
1.05%, 9/17/2026	1,970,000	1,856,113
1.50%, 9/22/2028	68,000	61,990
4.10%, 4/15/2033 (c)	173,000	171,302
4.50%, 9/9/2052	112,000	105,598
		4,475,309
Containers & Packaging — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	152,000	153,767
Berry Global, Inc. 1.57%, 1/15/2026	977,000	934,415
International Paper Co.
4.80%, 6/15/2044	124,000	113,399
5.15%, 5/15/2046	195,000	185,780
WestRock MWV LLC 7.95%, 2/15/2031	166,000	192,730
WRKCo, Inc. 3.00%, 6/15/2033	40,000	34,914
		1,615,005
Diversified Consumer Services — 0.1%
Duke University Series 2020, 2.83%, 10/1/2055	98,000	67,839
George Washington University (The) Series 2018, 4.13%, 9/15/2048	104,000	91,933
Thomas Jefferson University 3.85%, 11/1/2057	422,000	325,919
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	496,000	359,980
University of Miami Series 2022, 4.06%, 4/1/2052	708,000	606,744
Yale University Series 2020, 1.48%, 4/15/2030	318,000	275,110
		1,727,525
Diversified REITs — 0.1%
American Assets Trust LP 3.38%, 2/1/2031	19,000	16,129
Simon Property Group LP
1.38%, 1/15/2027 (c)	160,000	149,005
3.38%, 6/15/2027	250,000	244,304
3.38%, 12/1/2027	300,000	291,074
VICI Properties LP 5.75%, 4/1/2034	22,000	22,623
WP Carey, Inc. 3.85%, 7/15/2029	150,000	144,403
		867,538
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.88%, 1/15/2026	30,000	29,677
1.70%, 3/25/2026	129,000	123,376
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
4.30%, 2/15/2030	200,000	197,800
4.50%, 5/15/2035	628,000	598,965
5.35%, 9/1/2040	607,000	603,020
4.55%, 3/9/2049	169,000	146,300
3.80%, 12/1/2057	10,000	7,324
3.85%, 6/1/2060	1,612,000	1,180,881
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	506,000	420,970
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	172,737
Orange SA (France) 5.38%, 1/13/2042	189,000	188,397
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	160,216
7.05%, 6/20/2036	29,000	32,990
4.67%, 3/6/2038	268,000	247,227
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,057,000	951,396
Verizon Communications, Inc.
1.45%, 3/20/2026	1,534,000	1,462,108
3.88%, 2/8/2029	56,000	54,711
1.75%, 1/20/2031	2,071,000	1,738,892
3.55%, 3/22/2051	238,000	179,168
5.01%, 8/21/2054	27,000	25,675
3.00%, 11/20/2060	2,546,000	1,600,771
		10,122,601
Electric Utilities — 1.4%
Alabama Power Co.
3.75%, 3/1/2045	141,000	113,520
Series B, 3.70%, 12/1/2047	87,000	68,459
3.45%, 10/1/2049	350,000	261,362
American Electric Power Co., Inc.
Series N, 1.00%, 11/1/2025	150,000	143,350
2.30%, 3/1/2030	373,000	330,491
5.63%, 3/1/2033	62,000	64,624
Arizona Public Service Co. 4.35%, 11/15/2045	30,000	25,323
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	49,095
Series K2, 6.95%, 3/15/2033	15,000	17,132
Series AD, 2.90%, 7/1/2050	61,000	40,136
Series AF, 3.35%, 4/1/2051	155,000	112,110
Commonwealth Edison Co.
3.65%, 6/15/2046	100,000	78,210
Series 130, 3.13%, 3/15/2051	174,000	120,200
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	304,000	306,097
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	914,000	864,606
DTE Electric Co.
Series A, 1.90%, 4/1/2028	97,000	89,224
4.30%, 7/1/2044	35,000	30,653
3.75%, 8/15/2047	420,000	333,548
3.95%, 3/1/2049	240,000	198,888
Series B, 3.25%, 4/1/2051	114,000	82,125
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	37,073
6.45%, 10/15/2032	30,000	33,120
3.75%, 6/1/2045	120,000	95,742
3.70%, 12/1/2047	816,000	631,688
3.95%, 3/15/2048	107,000	87,278
Duke Energy Corp.
0.90%, 9/15/2025	65,000	62,528
3.75%, 9/1/2046	67,000	51,249
Duke Energy Florida LLC 6.40%, 6/15/2038	1,885,000	2,117,472
Duke Energy Ohio, Inc.
2.13%, 6/1/2030	101,000	88,728
5.25%, 4/1/2033	30,000	30,874
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	51,776
4.10%, 5/15/2042	395,000	337,315
Edison International
5.75%, 6/15/2027	404,000	413,978
5.25%, 11/15/2028	500,000	508,813
Entergy Arkansas LLC 3.35%, 6/15/2052	67,000	47,294
Entergy Corp.
2.80%, 6/15/2030	10,000	9,048
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	139,000	141,489
Entergy Mississippi LLC 3.50%, 6/1/2051	337,000	244,793
Eversource Energy
Series U, 1.40%, 8/15/2026	65,000	61,062
4.60%, 7/1/2027	100,000	99,970
Series R, 1.65%, 8/15/2030	50,000	42,047
Exelon Corp.
3.40%, 4/15/2026	336,000	330,023
4.70%, 4/15/2050	826,000	732,481
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	30,280
3.70%, 12/1/2047	1,376,000	1,097,876
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Georgia Power Co.
4.95%, 5/17/2033	30,000	30,348
Series A, 3.25%, 3/15/2051	10,000	7,149
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,926
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	137,973
ITC Holdings Corp. 3.35%, 11/15/2027	10,000	9,642
MidAmerican Energy Co. 5.35%, 1/15/2034	200,000	209,370
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,092,000	734,202
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	395,000	372,259
4.90%, 2/28/2028	49,000	49,646
1.90%, 6/15/2028	90,000	81,988
5.00%, 2/28/2030	30,000	30,761
5.00%, 7/15/2032	50,000	50,703
3.00%, 1/15/2052	50,000	33,085
Northern States Power Co.
2.60%, 6/1/2051	300,000	188,736
4.50%, 6/1/2052	500,000	441,660
NSTAR Electric Co.
3.25%, 5/15/2029	12,000	11,417
3.95%, 4/1/2030	15,000	14,629
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	31,218
4.15%, 4/1/2047	1,764,000	1,455,877
Oncor Electric Delivery Co. LLC 4.55%, 9/15/2032	50,000	49,446
Pacific Gas and Electric Co.
3.30%, 12/1/2027	123,000	117,369
3.00%, 6/15/2028	116,000	108,920
2.50%, 2/1/2031	90,000	77,342
5.80%, 5/15/2034	42,000	43,295
4.95%, 7/1/2050	100,000	87,143
3.50%, 8/1/2050	184,000	126,991
PacifiCorp
5.10%, 2/15/2029	500,000	512,637
5.35%, 12/1/2053	100,000	96,012
PECO Energy Co. 3.15%, 10/15/2025	441,000	434,001
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	228,181
Potomac Electric Power Co. 4.15%, 3/15/2043	515,000	445,899
Public Service Co. of New Hampshire 5.35%, 10/1/2033	200,000	208,713
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Electric and Gas Co.
0.95%, 3/15/2026	909,000	861,384
3.00%, 5/15/2027	10,000	9,665
2.05%, 8/1/2050	131,000	75,011
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	223,885
Southern Co. (The)
Series A, 3.70%, 4/30/2030	397,000	379,061
5.70%, 10/15/2032	30,000	31,683
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	393,000	376,292
Virginia Electric & Power Co. 4.00%, 1/15/2043	15,000	12,580
Virginia Electric and Power Co.
Series A, 3.80%, 4/1/2028	258,000	252,967
Series B, 3.80%, 9/15/2047	1,042,000	813,095
2.45%, 12/15/2050	58,000	34,636
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	111,284
Xcel Energy, Inc.
3.40%, 6/1/2030	18,000	16,828
4.60%, 6/1/2032	30,000	29,247
3.50%, 12/1/2049	197,000	141,143
		20,567,449
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	11,000	9,767
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,474
		61,241
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 2/15/2030	155,000	142,489
2.20%, 9/15/2031	50,000	42,625
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	83,250
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	27,940
Teledyne Technologies, Inc. 2.75%, 4/1/2031	222,000	196,675
Trimble, Inc. 6.10%, 3/15/2033	1,112,000	1,189,820
		1,682,799
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/2025	20,000	19,781
4.85%, 11/15/2035	438,000	432,505
Helmerich & Payne, Inc. 2.90%, 9/29/2031	88,000	75,647
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
NOV, Inc. 3.60%, 12/1/2029	220,000	208,633
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	216,624
		953,190
Entertainment — 0.3%
Electronic Arts, Inc.
4.80%, 3/1/2026	197,000	197,112
1.85%, 2/15/2031	37,000	31,358
Netflix, Inc.
4.38%, 11/15/2026	20,000	20,009
5.88%, 11/15/2028	30,000	31,752
Tencent Music Entertainment Group (China) 2.00%, 9/3/2030	314,000	269,327
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	660,000	630,923
3.00%, 7/30/2046	1,903,000	1,341,230
Walt Disney Co. (The)
1.75%, 1/13/2026	20,000	19,290
3.38%, 11/15/2026	25,000	24,479
2.20%, 1/13/2028	89,000	83,517
3.80%, 3/22/2030	200,000	194,798
3.60%, 1/13/2051	1,114,000	867,370
		3,711,165
Financial Services — 0.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	386,000	380,556
Equitable Holdings, Inc. 4.35%, 4/20/2028	513,000	506,569
Fiserv, Inc.
2.65%, 6/1/2030	30,000	27,085
5.60%, 3/2/2033	50,000	52,342
Global Payments, Inc.
1.20%, 3/1/2026	701,000	664,897
2.90%, 5/15/2030	200,000	180,138
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,803
4.85%, 3/9/2033	50,000	51,484
National Rural Utilities Cooperative Finance Corp. 4.80%, 3/15/2028	20,000	20,279
PayPal Holdings, Inc. 2.85%, 10/1/2029	30,000	27,927
Shell International Finance BV
2.88%, 5/10/2026	119,000	116,324
2.50%, 9/12/2026	160,000	154,500
2.38%, 11/7/2029	71,000	64,862
6.38%, 12/15/2038	782,000	892,578
4.00%, 5/10/2046	24,000	20,132
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.00%, 11/26/2051	1,052,000	721,407
Synchrony Bank 5.63%, 8/23/2027	350,000	355,045
Visa, Inc.
0.75%, 8/15/2027	1,101,000	1,008,052
2.00%, 8/15/2050	162,000	96,620
Voya Financial, Inc. 5.70%, 7/15/2043	77,000	76,856
		5,427,456
Food Products — 0.5%
Conagra Brands, Inc. 5.30%, 11/1/2038	262,000	257,844
Hormel Foods Corp. 1.70%, 6/3/2028	243,000	221,911
J M Smucker Co. (The) 3.38%, 12/15/2027	1,243,000	1,207,804
JBS USA Holding Lux SARL
5.13%, 2/1/2028	150,000	151,029
3.00%, 2/2/2029	610,000	562,677
5.50%, 1/15/2030	980,000	987,192
3.75%, 12/1/2031	101,000	91,476
Kellanova 4.30%, 5/15/2028	375,000	373,750
Kraft Heinz Foods Co. 6.50%, 2/9/2040	488,000	542,006
Tyson Foods, Inc.
3.55%, 6/2/2027	174,000	169,769
4.35%, 3/1/2029	155,000	153,311
4.88%, 8/15/2034	1,459,000	1,444,062
5.15%, 8/15/2044	191,000	178,740
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	657,000	636,001
		6,977,572
Gas Utilities — 0.0% ^
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	438,000	370,726
Ground Transportation — 0.3%
BNSF Funding Trust I (3-MONTH SOFR + 2.35%), 6.61%, 12/15/2055 (b)	17,000	17,095
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	22,437
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	205,000	200,102
Canadian Pacific Railway Co. (Canada) 6.13%, 9/15/2115	429,000	457,174
CSX Corp.
4.10%, 11/15/2032	30,000	29,065
4.75%, 5/30/2042	586,000	554,254
4.30%, 3/1/2048	24,000	20,933
Norfolk Southern Corp.
4.45%, 3/1/2033	50,000	49,266
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
4.45%, 6/15/2045	27,000	24,069
3.40%, 11/1/2049	114,000	83,692
3.70%, 3/15/2053	514,000	392,625
4.10%, 5/15/2121	469,000	357,493
Union Pacific Corp.
3.38%, 2/1/2035	706,000	631,611
3.38%, 2/14/2042	171,000	136,685
2.95%, 3/10/2052	605,000	414,157
3.84%, 3/20/2060	166,000	128,574
4.10%, 9/15/2067	352,000	280,640
		3,799,872
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.40%, 6/30/2030 (c)	378,000	327,096
6.15%, 11/30/2037	375,000	425,040
Baxter International, Inc.
2.27%, 12/1/2028	537,000	489,572
2.54%, 2/1/2032	177,000	151,140
3.13%, 12/1/2051	1,458,000	973,343
Becton Dickinson & Co. 4.30%, 8/22/2032	50,000	48,449
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,374,000	1,248,437
Solventum Corp. 6.00%, 5/15/2064 (f)	284,000	285,233
		3,948,310
Health Care Providers & Services — 0.9%
Cencora, Inc. 2.70%, 3/15/2031	104,000	92,289
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,749
3.40%, 3/15/2051	470,000	333,469
CommonSpirit Health 4.35%, 11/1/2042	25,000	22,118
CVS Health Corp.
5.00%, 2/20/2026	150,000	150,454
3.00%, 8/15/2026	180,000	174,731
1.30%, 8/21/2027	65,000	59,326
4.30%, 3/25/2028	1,000,000	987,494
3.25%, 8/15/2029	14,000	13,082
1.75%, 8/21/2030	123,000	103,508
2.13%, 9/15/2031	47,000	39,022
4.78%, 3/25/2038	30,000	27,587
6.13%, 9/15/2039	450,000	465,921
4.13%, 4/1/2040	724,000	605,526
2.70%, 8/21/2040	368,000	254,425
5.05%, 3/25/2048	993,000	880,196
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Elevance Health, Inc.
3.65%, 12/1/2027	15,000	14,667
2.88%, 9/15/2029	67,000	62,282
5.50%, 10/15/2032	1,036,000	1,089,584
4.75%, 2/15/2033	150,000	149,438
4.38%, 12/1/2047	100,000	86,314
3.70%, 9/15/2049	612,000	471,139
HCA, Inc.
3.13%, 3/15/2027	1,726,000	1,665,529
3.50%, 9/1/2030	500,000	465,829
Humana, Inc.
1.35%, 2/3/2027	187,000	173,326
5.88%, 3/1/2033	50,000	52,528
4.80%, 3/15/2047	190,000	167,718
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	182,410
McKesson Corp.
1.30%, 8/15/2026	524,000	493,407
5.10%, 7/15/2033	478,000	490,942
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	147,000	145,517
Quest Diagnostics, Inc. 2.95%, 6/30/2030	16,000	14,674
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	297,000	294,562
UnitedHealth Group, Inc.
3.45%, 1/15/2027	30,000	29,525
3.38%, 4/15/2027	20,000	19,585
4.25%, 1/15/2029	30,000	30,006
4.50%, 4/15/2033	18,000	17,795
5.80%, 3/15/2036	147,000	158,984
3.25%, 5/15/2051	1,923,000	1,387,107
4.75%, 5/15/2052	500,000	463,753
3.13%, 5/15/2060	1,428,000	950,250
		13,295,768
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	500,000	505,214
Healthpeak OP LLC 6.75%, 2/1/2041	82,000	91,855
Ventas Realty LP
4.00%, 3/1/2028	268,000	262,214
5.70%, 9/30/2043	145,000	146,826
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
Welltower OP LLC
3.10%, 1/15/2030	100,000	92,606
4.95%, 9/1/2048	111,000	104,970
		1,203,685
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	216,000	210,440
4.63%, 4/13/2030	650,000	657,151
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	518,240
3.25%, 2/15/2030	601,000	560,680
2.95%, 3/15/2031	30,000	26,996
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	30,000	27,037
McDonald's Corp.
4.60%, 9/9/2032	30,000	30,126
4.70%, 12/9/2035	101,000	100,329
4.60%, 5/26/2045	312,000	283,050
Sands China Ltd. (Macau) 5.12%, 8/8/2025 (e)	200,000	198,900
Starbucks Corp.
2.00%, 3/12/2027	62,000	58,572
3.00%, 2/14/2032	793,000	713,156
		3,384,677
Household Durables — 0.1%
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	170,015
Lennar Corp. 4.75%, 11/29/2027	150,000	151,282
NVR, Inc. 3.00%, 5/15/2030	115,000	105,463
PulteGroup, Inc.
7.88%, 6/15/2032	85,000	100,278
6.00%, 2/15/2035	130,000	138,904
Toll Brothers Finance Corp. 4.88%, 11/15/2025	25,000	24,956
Whirlpool Corp. 4.70%, 5/14/2032	100,000	97,510
		788,408
Household Products — 0.2%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	266,412
Clorox Co. (The) 4.40%, 5/1/2029	219,000	219,346
Colgate-Palmolive Co. 4.60%, 3/1/2033	80,000	81,504
Kimberly-Clark Corp.
3.10%, 3/26/2030	240,000	226,822
6.63%, 8/1/2037	672,000	790,740
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
5.30%, 3/1/2041	181,000	186,599
Procter & Gamble Co. (The) 4.05%, 1/26/2033	483,000	478,653
		2,250,076
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	210,155
5.75%, 10/1/2041	90,000	91,517
5.60%, 6/15/2042	106,000	106,024
		407,696
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027	140,000	133,902
2.38%, 8/26/2029	68,000	61,643
3.25%, 8/26/2049	40,000	28,998
Honeywell International, Inc.
1.95%, 6/1/2030	340,000	299,919
5.00%, 2/15/2033	426,000	438,650
4.50%, 1/15/2034	544,000	540,414
		1,503,526
Industrial REITs — 0.0% ^
Prologis LP
4.88%, 6/15/2028	50,000	50,832
4.38%, 2/1/2029	18,000	17,972
2.25%, 4/15/2030	100,000	89,332
1.75%, 7/1/2030	86,000	74,046
5.13%, 1/15/2034	50,000	51,123
		283,305
Insurance — 0.7%
Aflac, Inc. 3.60%, 4/1/2030	250,000	238,793
Allstate Corp. (The)
3.28%, 12/15/2026	488,000	476,032
4.50%, 6/15/2043	42,000	37,793
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	18,000	18,664
American International Group, Inc.
3.88%, 1/15/2035	670,000	618,721
4.75%, 4/1/2048	149,000	137,473
Aon Global Ltd. 3.88%, 12/15/2025	12,000	11,903
Arthur J Gallagher & Co. 2.40%, 11/9/2031	80,000	67,604
Athene Holding Ltd. 3.50%, 1/15/2031	36,000	33,128
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	77,000	72,176
Berkshire Hathaway Finance Corp. 2.88%, 3/15/2032	292,000	265,875
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	251,527
Chubb INA Holdings LLC 3.05%, 12/15/2061	450,000	298,947
CNA Financial Corp.
3.90%, 5/1/2029	10,000	9,722
5.50%, 6/15/2033	126,000	130,491
Enstar Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.01%), 5.50%, 1/15/2042 (b)	353,000	324,803
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	668,000	615,346
Lincoln National Corp.
3.05%, 1/15/2030 (c)	1,413,000	1,301,229
3.40%, 1/15/2031	244,000	222,824
Loews Corp. 3.75%, 4/1/2026	37,000	36,589
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	1,510,000	1,336,226
MetLife, Inc.
6.38%, 6/15/2034	750,000	837,507
5.70%, 6/15/2035	783,000	838,755
4.88%, 11/13/2043	186,000	176,997
4.05%, 3/1/2045	172,000	145,116
4.60%, 5/13/2046	298,000	272,764
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,525
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	28,429
3.94%, 12/7/2049	781,000	628,064
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	32,000	33,055
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	339,000	324,660
Travelers Cos., Inc. (The) 3.05%, 6/8/2051	23,000	16,234
		9,850,972
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	40,000	36,685
2.05%, 8/15/2050	300,000	180,554
2.25%, 8/15/2060	408,000	243,851
Baidu, Inc. (China) 1.72%, 4/9/2026	946,000	902,832
Meta Platforms, Inc.
3.50%, 8/15/2027	200,000	197,006
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
4.80%, 5/15/2030	44,000	45,361
3.85%, 8/15/2032	56,000	53,629
4.45%, 8/15/2052	307,000	274,490
Weibo Corp. (China) 3.38%, 7/8/2030	546,000	489,365
		2,423,773
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	253,000	223,113
International Business Machines Corp.
4.50%, 2/6/2026	450,000	450,272
3.45%, 2/19/2026	150,000	147,748
5.88%, 11/29/2032	1,233,000	1,339,106
4.75%, 2/6/2033	150,000	151,596
4.00%, 6/20/2042	97,000	83,058
		2,394,893
Leisure Products — 0.0% ^
Brunswick Corp.
2.40%, 8/18/2031	50,000	41,367
4.40%, 9/15/2032	500,000	465,386
5.10%, 4/1/2052	10,000	8,164
Hasbro, Inc. 3.90%, 11/19/2029	197,000	188,410
		703,327
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	2,156,000	1,962,489
5.20%, 1/31/2034	200,000	208,381
		2,170,870
Machinery — 0.1%
Cummins, Inc.
0.75%, 9/1/2025	24,000	23,080
2.60%, 9/1/2050	659,000	417,170
Dover Corp. 3.15%, 11/15/2025	576,000	566,017
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	126,445
Parker-Hannifin Corp. 4.25%, 9/15/2027	201,000	199,942
Snap-on, Inc. 3.10%, 5/1/2050	256,000	180,957
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	82,000	49,703
		1,563,314
Media — 0.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	488,000	431,244
2.80%, 4/1/2031	746,000	632,925
3.50%, 3/1/2042	114,000	78,565
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
6.48%, 10/23/2045	234,000	223,878
5.38%, 5/1/2047	275,000	230,063
3.70%, 4/1/2051	67,000	42,744
3.90%, 6/1/2052	33,000	21,623
6.83%, 10/23/2055	202,000	200,515
3.85%, 4/1/2061	24,000	14,610
3.95%, 6/30/2062	300,000	185,666
Comcast Corp.
3.15%, 3/1/2026	479,000	470,014
3.30%, 2/1/2027	97,000	94,798
4.25%, 1/15/2033	100,000	96,679
4.80%, 5/15/2033	400,000	402,537
4.40%, 8/15/2035	38,000	36,427
3.20%, 7/15/2036	844,000	712,773
3.25%, 11/1/2039	1,435,000	1,150,133
2.45%, 8/15/2052	220,000	130,367
Discovery Communications LLC
4.90%, 3/11/2026	150,000	149,133
3.95%, 3/20/2028	300,000	284,197
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,120,451
Omnicom Group, Inc. 2.60%, 8/1/2031	142,000	123,884
Paramount Global
4.20%, 5/19/2032	770,000	669,368
4.60%, 1/15/2045	91,000	64,484
Time Warner Cable LLC 4.50%, 9/15/2042	719,000	546,219
		8,113,297
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	100,000	105,392
4.25%, 7/16/2029	20,000	19,566
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	151,733
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	83,000	81,833
5.45%, 3/15/2043	589,000	573,768
Newmont Corp.
2.25%, 10/1/2030	169,000	149,938
4.88%, 3/15/2042	1,902,000	1,832,014
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	51,606
4.75%, 3/22/2042	274,000	262,086
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Steel Dynamics, Inc. 5.00%, 12/15/2026	171,000	170,839
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	1,432,000	1,224,042
		4,622,817
Multi-Utilities — 0.7%
Ameren Corp. 1.75%, 3/15/2028	2,315,000	2,104,873
Avista Corp. 4.00%, 4/1/2052	27,000	21,373
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	750,000	723,694
2.85%, 5/15/2051	423,000	275,530
Black Hills Corp. 5.95%, 3/15/2028	996,000	1,039,979
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	27,397
CMS Energy Corp. 4.88%, 3/1/2044	18,000	16,868
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,561,000	1,150,703
Consumers Energy Co.
4.63%, 5/15/2033	200,000	198,853
3.10%, 8/15/2050	95,000	69,102
2.50%, 5/1/2060	1,531,000	928,482
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	107,000	103,504
Series C, 3.38%, 4/1/2030	130,000	121,683
Series A, 4.35%, 8/15/2032	150,000	145,972
Series C, 4.05%, 9/15/2042	40,000	32,627
4.70%, 12/1/2044	249,000	218,380
DTE Energy Co. 2.95%, 3/1/2030	488,000	446,213
NiSource, Inc.
3.60%, 5/1/2030	25,000	23,729
5.40%, 6/30/2033	30,000	30,804
5.25%, 2/15/2043	283,000	273,871
4.38%, 5/15/2047	120,000	102,256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	174,000	176,600
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	362,587	328,211
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,000	12,640
6.13%, 10/15/2033	200,000	215,131
Puget Sound Energy, Inc. 5.80%, 3/15/2040	35,000	36,101
Sempra
3.40%, 2/1/2028	128,000	123,316
5.50%, 8/1/2033	30,000	31,011
3.80%, 2/1/2038	565,000	481,408
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	9,000	8,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (b)	77,000	77,938
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	867,609
4.40%, 5/30/2047	62,000	52,385
		10,466,675
Office REITs — 0.1%
Boston Properties LP
3.65%, 2/1/2026	50,000	48,928
2.75%, 10/1/2026	55,000	52,385
3.25%, 1/30/2031	353,000	310,559
2.55%, 4/1/2032	209,000	169,862
COPT Defense Properties LP
2.00%, 1/15/2029	661,000	581,188
2.90%, 12/1/2033	131,000	107,019
Highwoods Realty LP 2.60%, 2/1/2031	233,000	194,589
Kilroy Realty LP 2.50%, 11/15/2032	258,000	201,462
		1,665,992
Oil, Gas & Consumable Fuels — 1.6%
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	182,945
BP Capital Markets America, Inc.
2.72%, 1/12/2032	190,000	167,357
3.06%, 6/17/2041	25,000	19,057
3.00%, 2/24/2050	424,000	290,088
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,193
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	215,283
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	279,000	238,065
5.25%, 6/15/2037	342,000	336,169
Chevron Corp. 2.24%, 5/11/2030	19,000	17,048
Chevron USA, Inc. 2.34%, 8/12/2050	161,000	98,741
Continental Resources, Inc. 4.38%, 1/15/2028	96,000	94,128
Devon Energy Corp.
4.50%, 1/15/2030	38,000	37,685
7.95%, 4/15/2032	30,000	35,171
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	34,316
6.25%, 3/15/2053	10,000	10,655
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
2.50%, 8/1/2033	980,000	811,125
3.40%, 8/1/2051	20,000	14,201
Energy Transfer LP
4.75%, 1/15/2026	11,000	10,981
5.50%, 6/1/2027	150,000	152,958
4.95%, 6/15/2028	30,000	30,308
5.25%, 4/15/2029	1,000,000	1,022,276
5.75%, 2/15/2033	30,000	31,153
4.90%, 3/15/2035	269,000	262,347
5.35%, 5/15/2045	951,000	885,223
5.40%, 10/1/2047	26,000	24,332
6.25%, 4/15/2049	440,000	457,648
5.00%, 5/15/2050	299,000	265,569
EnLink Midstream Partners LP 5.45%, 6/1/2047	57,000	52,342
Enterprise Products Operating LLC
4.45%, 2/15/2043	851,000	758,595
3.30%, 2/15/2053	14,000	9,799
3.95%, 1/31/2060	100,000	77,111
EOG Resources, Inc.
4.15%, 1/15/2026	933,000	930,336
3.90%, 4/1/2035	401,000	369,923
EQT Corp. 7.00%, 2/1/2030 (e)	144,000	156,794
Equinor ASA (Norway)
3.63%, 9/10/2028	13,000	12,716
3.25%, 11/18/2049	80,000	58,573
3.70%, 4/6/2050	13,000	10,321
Exxon Mobil Corp.
3.48%, 3/19/2030	1,000,000	963,313
3.00%, 8/16/2039	319,000	256,896
4.11%, 3/1/2046	657,000	571,346
3.45%, 4/15/2051	129,000	97,878
Hess Corp. 7.30%, 8/15/2031	287,000	327,421
Kinder Morgan, Inc.
4.80%, 2/1/2033	1,889,000	1,847,747
5.55%, 6/1/2045	217,000	210,744
5.20%, 3/1/2048	593,000	547,213
Marathon Oil Corp. 6.80%, 3/15/2032	98,000	109,238
Marathon Petroleum Corp.
5.13%, 12/15/2026	73,000	73,831
6.50%, 3/1/2041	170,000	183,282
MPLX LP
5.20%, 3/1/2047	320,000	298,339
4.70%, 4/15/2048	165,000	141,946
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.90%, 4/15/2058	809,000	700,567
ONEOK Partners LP 6.65%, 10/1/2036	42,000	46,299
ONEOK, Inc.
4.55%, 7/15/2028	550,000	549,176
3.40%, 9/1/2029	45,000	42,464
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	511,616
6.25%, 7/15/2033	28,000	29,591
6.50%, 8/15/2034	200,000	216,582
Phillips 66 2.15%, 12/15/2030	259,000	225,238
Phillips 66 Co. 3.75%, 3/1/2028	934,000	910,766
Pioneer Natural Resources Co. 1.13%, 1/15/2026	652,000	623,154
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	151,998
4.20%, 3/15/2028	150,000	148,153
Targa Resources Partners LP
6.50%, 7/15/2027	450,000	455,463
4.00%, 1/15/2032	50,000	46,392
Tosco Corp. 8.13%, 2/15/2030	343,000	403,787
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	70,000	65,074
3.39%, 6/29/2060	89,000	63,316
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	13,000	12,666
4.75%, 5/15/2038	428,000	405,692
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	222,000	200,046
Valero Energy Corp.
3.40%, 9/15/2026	598,000	583,907
2.80%, 12/1/2031	10,000	8,730
3.65%, 12/1/2051	364,000	260,678
Western Midstream Operating LP 5.30%, 3/1/2048	624,000	558,867
Williams Cos., Inc. (The)
3.75%, 6/15/2027	887,000	868,621
5.65%, 3/15/2033	75,000	77,960
4.90%, 1/15/2045	133,000	120,143
3.50%, 10/15/2051	10,000	7,197
		22,133,869
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	370,978
Suzano International Finance BV (Brazil) 5.50%, 1/17/2027	89,000	89,742
		460,720
Passenger Airlines — 0.0% ^
Southwest Airlines Co. 5.13%, 6/15/2027	100,000	100,889
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) 4.38%, 5/15/2028	275,000	276,258
Kenvue, Inc.
5.35%, 3/22/2026	300,000	304,359
5.00%, 3/22/2030	330,000	341,659
4.90%, 3/22/2033	330,000	337,658
		1,259,934
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,125,000	1,945,903
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	307,000	261,329
2.13%, 8/6/2050	63,000	36,997
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	93,000	84,564
3.40%, 7/26/2029	30,000	28,825
5.50%, 2/22/2044	500,000	516,386
4.25%, 10/26/2049	1,019,000	868,607
2.55%, 11/13/2050	80,000	49,518
5.55%, 2/22/2054	500,000	516,029
3.90%, 3/15/2062	41,000	31,305
Eli Lilly & Co.
3.10%, 5/15/2027	115,000	112,218
4.70%, 2/27/2033	150,000	152,240
2.25%, 5/15/2050	21,000	12,877
2.50%, 9/15/2060	119,000	70,315
Johnson & Johnson
3.55%, 3/1/2036	50,000	45,722
3.40%, 1/15/2038	362,000	318,367
2.45%, 9/1/2060	47,000	28,389
Merck & Co., Inc.
0.75%, 2/24/2026	85,000	80,745
3.40%, 3/7/2029	785,000	759,434
3.60%, 9/15/2042	48,000	39,756
2.90%, 12/10/2061	473,000	296,115
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Novartis Capital Corp. (Switzerland)
3.00%, 11/20/2025	324,000	318,790
2.20%, 8/14/2030	99,000	88,914
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	30,165
Pfizer, Inc.
3.00%, 12/15/2026	109,000	106,234
3.60%, 9/15/2028	835,000	817,472
3.45%, 3/15/2029	220,000	213,273
4.00%, 12/15/2036	318,000	297,848
4.10%, 9/15/2038	71,000	65,239
Pharmacia LLC 6.60%, 12/1/2028 (e)	350,000	380,235
Royalty Pharma plc 1.75%, 9/2/2027	397,000	366,169
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	294,000	257,942
Viatris, Inc.
2.30%, 6/22/2027	300,000	280,539
3.85%, 6/22/2040	1,057,000	806,977
Wyeth LLC 5.95%, 4/1/2037	557,000	608,737
		10,894,175
Professional Services — 0.1%
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	20,000	18,358
Concentrix Corp. 6.60%, 8/2/2028	115,000	120,600
Equifax, Inc. 2.35%, 9/15/2031 (c)	377,000	322,672
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	295,000	288,488
Verisk Analytics, Inc. 5.75%, 4/1/2033	30,000	31,865
		781,983
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	225,088
AvalonBay Communities, Inc.
3.35%, 5/15/2027	156,000	151,825
1.90%, 12/1/2028	68,000	61,612
2.30%, 3/1/2030	464,000	414,857
Camden Property Trust
4.10%, 10/15/2028	154,000	151,395
2.80%, 5/15/2030	45,000	41,174
ERP Operating LP 4.15%, 12/1/2028	427,000	422,889
Mid-America Apartments LP 1.10%, 9/15/2026	243,000	226,592
Sun Communities Operating LP 4.20%, 4/15/2032	130,000	120,681
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
UDR, Inc.
3.00%, 8/15/2031	71,000	63,562
3.10%, 11/1/2034	1,976,000	1,654,236
		3,533,911
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	486,000	465,599
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	281,710
Realty Income Corp.
4.00%, 7/15/2029	50,000	48,829
3.40%, 1/15/2030	37,000	34,840
3.25%, 1/15/2031	219,000	201,147
		1,032,125
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc. 2.75%, 6/1/2050	14,000	9,587
Broadcom, Inc.
4.11%, 9/15/2028	46,000	45,431
4.30%, 11/15/2032	47,000	45,332
3.14%, 11/15/2035 (f)	154,000	128,731
4.93%, 5/15/2037 (f)	1,004,000	981,407
3.50%, 2/15/2041 (f)	100,000	79,897
Intel Corp.
2.45%, 11/15/2029	330,000	292,423
2.00%, 8/12/2031	300,000	246,517
2.80%, 8/12/2041	1,214,000	828,983
4.25%, 12/15/2042	1,244,000	1,009,812
3.25%, 11/15/2049	157,000	101,929
KLA Corp. 3.30%, 3/1/2050	73,000	53,968
Lam Research Corp. 3.75%, 3/15/2026	30,000	29,688
Micron Technology, Inc.
4.98%, 2/6/2026	507,000	508,530
6.75%, 11/1/2029	200,000	217,534
2.70%, 4/15/2032	200,000	171,239
NVIDIA Corp. 2.85%, 4/1/2030	200,000	187,528
NXP BV (China)
4.30%, 6/18/2029	30,000	29,594
2.65%, 2/15/2032	90,000	77,207
3.25%, 5/11/2041	927,000	702,711
QUALCOMM, Inc. 5.40%, 5/20/2033	30,000	32,117
Texas Instruments, Inc. 2.90%, 11/3/2027	1,246,000	1,199,861
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,030,000	971,417
		7,951,443
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	20,000	19,094
Microsoft Corp.
2.50%, 9/15/2050	524,000	345,131
4.00%, 2/12/2055	1,111,000	991,421
Oracle Corp.
3.25%, 11/15/2027	688,000	664,657
4.00%, 11/15/2047	124,000	98,001
3.60%, 4/1/2050	1,966,000	1,435,410
3.95%, 3/25/2051	1,829,000	1,412,583
Roper Technologies, Inc.
1.00%, 9/15/2025	74,000	71,180
3.85%, 12/15/2025	25,000	24,774
1.75%, 2/15/2031	54,000	45,072
Salesforce, Inc. 1.95%, 7/15/2031	2,240,000	1,912,834
VMware LLC
1.40%, 8/15/2026	58,000	54,559
1.80%, 8/15/2028	24,000	21,635
2.20%, 8/15/2031	11,000	9,302
Workday, Inc. 3.70%, 4/1/2029	250,000	241,740
		7,347,393
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	45,000	42,218
3.38%, 10/15/2026	20,000	19,498
2.75%, 1/15/2027	130,000	124,489
3.65%, 3/15/2027	30,000	29,320
3.55%, 7/15/2027	33,000	32,046
5.50%, 3/15/2028	30,000	30,828
5.25%, 7/15/2028	30,000	30,655
2.10%, 6/15/2030	527,000	458,418
Crown Castle, Inc.
3.80%, 2/15/2028	20,000	19,445
4.80%, 9/1/2028	30,000	30,138
2.25%, 1/15/2031	49,000	41,857
3.25%, 1/15/2051	652,000	453,141
CubeSmart LP
2.00%, 2/15/2031	70,000	59,052
2.50%, 2/15/2032	92,000	78,445
Equinix, Inc.
1.00%, 9/15/2025	25,000	24,028
3.90%, 4/15/2032	125,000	117,605
Public Storage Operating Co. 0.88%, 2/15/2026	84,000	79,778
		1,670,961
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.4%
AutoNation, Inc. 4.75%, 6/1/2030	16,000	15,806
AutoZone, Inc.
4.00%, 4/15/2030	475,000	461,514
1.65%, 1/15/2031	40,000	33,427
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	124,000	93,053
Home Depot, Inc. (The)
2.13%, 9/15/2026	500,000	479,977
2.80%, 9/14/2027	1,000,000	962,295
3.13%, 12/15/2049	191,000	136,891
3.50%, 9/15/2056	1,023,000	766,741
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	484,663
1.70%, 10/15/2030	135,000	114,750
5.00%, 4/15/2033	200,000	203,293
5.15%, 7/1/2033 (c)	30,000	30,860
4.38%, 9/15/2045	243,000	208,345
4.05%, 5/3/2047	191,000	154,528
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	416,943
TJX Cos., Inc. (The) 1.15%, 5/15/2028	729,000	653,843
Tractor Supply Co. 5.25%, 5/15/2033	10,000	10,234
		5,227,163
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
0.70%, 2/8/2026	1,470,000	1,399,458
2.20%, 9/11/2029	134,000	122,815
2.38%, 2/8/2041	117,000	85,408
3.45%, 2/9/2045	1,399,000	1,150,942
4.38%, 5/13/2045	2,045,000	1,923,818
Dell International LLC
4.90%, 10/1/2026	250,000	251,356
5.25%, 2/1/2028	150,000	153,765
3.38%, 12/15/2041	358,000	273,583
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	25,810
HP, Inc.
1.45%, 6/17/2026	300,000	284,091
5.50%, 1/15/2033	150,000	155,366
Western Digital Corp. 3.10%, 2/1/2032	763,000	641,852
		6,468,264
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	10,000	9,618
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Textiles, Apparel & Luxury Goods — continued
Tapestry, Inc. 4.13%, 7/15/2027	188,000	183,493
VF Corp. 2.95%, 4/23/2030	261,000	225,459
		418,570
Tobacco — 0.3%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	652,793
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	150,000	141,851
6.42%, 8/2/2033	181,000	195,999
4.39%, 8/15/2037	2,208,000	1,966,896
Philip Morris International, Inc.
0.88%, 5/1/2026	303,000	285,618
3.38%, 8/15/2029	40,000	38,072
3.88%, 8/21/2042	250,000	206,775
4.88%, 11/15/2043	449,000	421,199
		3,909,203
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 3.75%, 6/1/2026	42,000	41,260
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 6/1/2029	465,000	446,208
Essential Utilities, Inc. 4.28%, 5/1/2049	24,000	19,843
		466,051
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	289,636
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	222,000	214,093
5.00%, 3/15/2044	269,000	249,540
4.35%, 5/1/2049	25,000	20,733
T-Mobile USA, Inc.
4.38%, 4/15/2040	1,500,000	1,353,366
3.00%, 2/15/2041	3,232,000	2,413,010
Vodafone Group plc (United Kingdom) 5.88%, 6/28/2064	117,000	117,676
		4,658,054
Total Corporate Bonds (Cost $344,641,048)		348,006,209
Commercial Mortgage-Backed Securities — 1.8%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	14,522	14,269
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	57,980
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	54,697
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	129,682
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,322
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	91,692
Series 2018-BN13, Class C, 4.69%, 8/15/2061 (g)	500,000	414,015
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	237,991
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	441,740
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	431,373
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,416
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,365
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	48,060
Series 2018-B2, Class B, 4.42%, 2/15/2051 (g)	20,000	18,223
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	107,294
Series 2018-B6, Class A2, 4.20%, 10/10/2051	29,577	29,098
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	38,645
Series 2019-B11, Class A2, 3.41%, 5/15/2052	21,600	21,188
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	521,162
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	66,741
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	12,920	12,644
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	27,848
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	397,758	385,616
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	28,922
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-C7, Class ASB, 3.64%, 12/10/2054	8,449	8,324
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (g)	16,478	16,041
Series 2015-GC29, Class C, 4.27%, 4/10/2048 (g)	40,000	38,049
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	28,215	27,802
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	901,275
Commercial Mortgage Trust
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	40,000	39,630
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	22,303	22,303
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	248,002
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	29,434
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	29,548
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	296,726
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	29,498
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,559
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,233
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,099
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K040, Class A2, 3.24%, 9/25/2024	11,054	11,054
Series K731, Class A2, 3.60%, 2/25/2025 (g)	37,823	37,521
Series K051, Class A2, 3.31%, 9/25/2025	39,010	38,430
Series K735, Class A2, 2.86%, 5/25/2026	48,469	47,254
Series K057, Class A2, 2.57%, 7/25/2026	63,000	61,072
Series K063, Class A1, 3.05%, 8/25/2026	18,371	18,042
Series K059, Class A2, 3.12%, 9/25/2026 (g)	1,000,000	977,294
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	981,649
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	976,491
Series K072, Class A2, 3.44%, 12/25/2027	400,000	391,090
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	491,782
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	984,522
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	974,108
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,858,231
Series K096, Class A2, 2.52%, 7/25/2029	295,000	274,423
Series K100, Class A2, 2.67%, 9/25/2029	400,000	373,695
Series K102, Class A2, 2.54%, 10/25/2029	400,000	371,035
Series K113, Class A2, 1.34%, 6/25/2030	700,000	600,789
Series K158, Class A1, 3.90%, 7/25/2030	1,062,189	1,052,342
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,082,090
Series K123, Class A2, 1.62%, 12/25/2030	500,000	429,961
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,692
Series K127, Class A2, 2.11%, 1/25/2031	600,000	529,889
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	69,691
Series K155, Class A3, 3.75%, 4/25/2033	545,000	522,043
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	246,476
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	86,778
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	133,917
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	269,440	261,604
Series 2017-M14, Class A2, 2.91%, 11/25/2027 (g)	7,333	7,046
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	39,404	38,376
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	427,091	418,713
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (g)	71,272	69,792
Series 2019-M22, Class A2, 2.52%, 8/25/2029	577,454	538,339
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (g)	700,000	598,311
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	164,593
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	24,640
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	191,055
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.07%, 7/15/2045 (g)	12,309	11,752
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	40,000	38,507
Series 2015-C31, Class A3, 3.80%, 8/15/2048	534,009	525,318
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	575,612
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	16,897
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	17,204
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,966
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	8,318	8,231
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	39,234
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	428,797
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	286,711
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	525,395
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	22,918
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,372
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	92,762
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	674,267
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	23,916	23,444
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	65,359
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	47,713
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	14,142	14,018
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,707
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	118,345
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	481,728
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,929	34,754
Series 2019-C51, Class A3, 3.06%, 6/15/2052	471,462	435,595
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	457,256
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	115,358
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,056
WFRBS Commercial Mortgage Trust Series 2014-C22, Class A5, 3.75%, 9/15/2057	9,678	9,584
Total Commercial Mortgage-Backed Securities (Cost $27,400,378)		26,134,196
Foreign Government Securities — 1.6%
Export Development Canada 3.00%, 5/25/2027	110,000	107,480
Hungary Government Bond 7.63%, 3/29/2041	298,000	351,552
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	415,040
3.88%, 5/6/2051	80,000	58,208
Japan Bank for International Cooperation
1.75%, 10/17/2024	55,000	54,755
2.13%, 2/10/2025	5,000	4,936
2.75%, 1/21/2026	1,001,000	978,790
2.38%, 4/20/2026	250,000	242,360
2.25%, 11/4/2026	1,178,000	1,130,880
2.75%, 11/16/2027	60,000	57,616
1.88%, 4/15/2031	65,000	56,645
Japan International Cooperation Agency
2.13%, 10/20/2026	656,000	627,976
2.75%, 4/27/2027	65,000	62,701
3.38%, 6/12/2028	876,000	853,169
1.00%, 7/22/2030	200,000	167,592
Oriental Republic of Uruguay
4.38%, 10/27/2027	207,000	208,914
5.75%, 10/28/2034	330,000	357,503
Province of Alberta 3.30%, 3/15/2028	381,000	372,843
Province of British Columbia
2.25%, 6/2/2026	35,000	33,863
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.90%, 7/20/2026	86,000	80,975
4.20%, 7/6/2033	1,232,000	1,221,766
4.75%, 6/12/2034	737,000	761,144
Province of Ontario
2.50%, 4/27/2026	261,000	253,928
2.30%, 6/15/2026	337,000	326,171
1.05%, 5/21/2027	90,000	83,194
2.00%, 10/2/2029	285,000	258,831
1.13%, 10/7/2030	878,000	740,813
Province of Quebec 1.50%, 2/11/2025	73,000	71,889
Republic of Chile
3.13%, 1/21/2026	190,000	185,678
2.45%, 1/31/2031	1,748,000	1,546,351
2.55%, 1/27/2032	70,000	61,049
2.55%, 7/27/2033	541,000	457,410
4.95%, 1/5/2036	250,000	250,049
4.34%, 3/7/2042	370,000	333,121
Republic of Indonesia 5.65%, 1/11/2053	55,000	58,667
Republic of Korea, 2.50%, 6/19/2029	876,000	824,094
Republic of Panama
8.88%, 9/30/2027	420,000	460,987
2.25%, 9/29/2032	497,000	373,559
6.40%, 2/14/2035	200,000	199,386
4.50%, 1/19/2063	668,000	453,282
Republic of Peru
3.00%, 1/15/2034	254,000	215,341
2.78%, 12/1/2060	228,000	134,999
3.23%, 7/28/2121	1,058,000	620,096
Republic of Philippines
5.17%, 10/13/2027	90,000	91,850
9.50%, 2/2/2030	304,000	374,889
5.00%, 7/17/2033	80,000	81,294
3.70%, 2/2/2042	350,000	296,116
2.65%, 12/10/2045	216,000	147,962
Republic of Poland
5.50%, 11/16/2027	50,000	51,993
5.75%, 11/16/2032	18,000	19,299
5.50%, 4/4/2053	81,000	82,772
State of Israel Government Bond 2.75%, 7/3/2030	305,000	265,344
Svensk Exportkredit AB
0.63%, 10/7/2024	100,000	99,560
0.63%, 5/14/2025	205,000	199,257
2.25%, 3/22/2027	214,000	204,700
4.13%, 6/14/2028	809,000	814,130
4.88%, 10/4/2030	362,000	378,291
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States
3.25%, 4/16/2030	505,000	457,859
2.66%, 5/24/2031	500,000	424,287
4.75%, 4/27/2032	750,000	714,284
3.50%, 2/12/2034	250,000	210,378
6.75%, 9/27/2034	43,000	46,064
6.35%, 2/9/2035	500,000	519,518
4.28%, 8/14/2041	365,000	294,139
4.40%, 2/12/2052	370,000	280,318
6.34%, 5/4/2053	60,000	58,829
3.77%, 5/24/2061	1,464,000	940,626
Total Foreign Government Securities (Cost $23,186,081)		23,169,362
Supranational — 1.2%
African Development Bank (Supranational)
4.63%, 1/4/2027	45,000	45,638
4.38%, 11/3/2027	84,000	85,202
Asian Development Bank (Supranational)
0.50%, 2/4/2026	578,000	548,771
1.00%, 4/14/2026	885,000	841,978
1.50%, 1/20/2027	20,000	18,903
1.25%, 6/9/2028	1,018,000	927,033
4.50%, 8/25/2028	10,000	10,252
3.13%, 4/27/2032	347,000	328,934
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	28,000	28,099
4.25%, 3/13/2034	66,000	66,985
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	119,000	121,084
European Investment Bank (Supranational)
0.38%, 12/15/2025 (c)	2,297,000	2,187,396
0.38%, 3/26/2026	2,099,000	1,981,038
2.13%, 4/13/2026	11,000	10,664
3.88%, 3/15/2028	35,000	35,057
3.75%, 2/14/2033	448,000	440,420
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	415,000	419,126
4.00%, 1/12/2028	535,000	537,442
4.50%, 9/13/2033	200,000	206,992
3.20%, 8/7/2042	457,000	384,608
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,842,000	1,853,036
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

International Bank for Reconstruction & Development (Supranational)
3.13%, 11/20/2025	85,000	83,849
3.50%, 7/12/2028	373,000	368,810
1.13%, 9/13/2028	2,520,000	2,269,422
1.75%, 10/23/2029	341,000	308,157
3.88%, 2/14/2030	1,000,000	1,001,606
1.63%, 11/3/2031	1,480,000	1,269,506
3.88%, 8/28/2034	135,000	133,068
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,846
Nordic Investment Bank (Supranational)
2.63%, 4/4/2025	55,000	54,336
0.38%, 9/11/2025	358,000	343,835
Total Supranational (Cost $16,956,176)		16,916,093
U.S. Government Agency Securities — 0.9%
FFCB Funding Corp.
0.69%, 7/22/2025	225,000	217,022
0.57%, 8/12/2025	150,000	144,333
0.60%, 11/24/2025	283,000	269,598
0.75%, 12/16/2026	100,000	92,682
0.69%, 2/2/2027	245,000	225,726
1.30%, 3/30/2027	820,000	765,275
0.79%, 6/21/2027	110,000	100,127
0.84%, 2/2/2028	50,000	44,800
1.12%, 9/1/2028	35,000	31,267
1.23%, 9/10/2029	35,000	30,356
1.68%, 4/29/2030	55,000	47,603
1.23%, 7/29/2030	194,000	163,690
1.15%, 8/12/2030	93,000	78,531
1.24%, 9/3/2030	129,000	108,451
1.32%, 9/9/2030	373,000	314,994
1.24%, 12/23/2030	120,000	99,763
1.38%, 1/14/2031	135,000	112,913
1.30%, 2/3/2031	125,000	103,903
2.23%, 3/12/2035	12,000	9,525
1.69%, 8/20/2035	11,000	8,171
FHLB
2.75%, 12/13/2024	325,000	322,780
2.38%, 3/14/2025	325,000	320,804
0.50%, 4/14/2025	1,055,000	1,027,988
0.58%, 2/11/2026	65,000	61,530
0.92%, 2/26/2027	150,000	139,102
3.25%, 6/9/2028	450,000	440,320
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
3.25%, 11/16/2028	10,000	9,786
FHLMC
0.38%, 9/23/2025	460,000	441,115
0.60%, 9/30/2025	59,000	56,483
0.63%, 10/27/2025	300,000	286,560
0.90%, 10/13/2027	65,000	58,812
4.03%, 12/14/2029 (h)	1,686,000	1,370,485
6.25%, 7/15/2032	685,000	790,555
FNMA
0.65%, 8/14/2025	290,000	279,047
1.88%, 9/24/2026	576,000	552,384
0.75%, 10/8/2027	2,271,000	2,069,019
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	446,000	485,311
Tennessee Valley Authority 4.70%, 7/15/2033	1,315,000	1,363,966
Total U.S. Government Agency Securities (Cost $13,101,649)		13,044,777
Municipal Bonds — 0.5% (i)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	632,189
California — 0.3%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	23,278
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	113,713
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	728,995
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	168,435
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	360,339
Regents of the University of California, Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	45,459
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	97,205
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	280,326
GO, 7.55%, 4/1/2039	1,400,000	1,734,846
Total California		3,552,596
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	80,874
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	129,396
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	56,064
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	23,406
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	58,226
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	53,131
State of Illinois GO, 5.10%, 6/1/2033	385,882	387,991
Total Illinois		522,754
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., University System Facilities Series 2019A, Rev., 3.04%, 10/1/2049	50,000	38,390
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,701
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	302,003
Total New Jersey		339,704
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	116,179
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	31,087
Texas — 0.1%
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021A, Rev., 2.61%, 12/1/2048	100,000	70,916
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	75,318
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	277,514
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,791
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	127,184
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	253,472
Total Texas		848,195
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	699,487
Total Municipal Bonds (Cost $8,174,887)		7,046,915
Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	791,178
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	198,149
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	742,022
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	382,656
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	349,886
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	98,888
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	741,724
Evergy Metro, Inc., 4.20%, 3/15/2048	15,000	12,508
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	577,521
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	590,438
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	358,059	353,779
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	369,086	359,995
Series 2020-1, Class A, 5.88%, 10/15/2027	73,430	74,724
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-2, Class AA, 2.88%, 10/7/2028	43,319	39,945
Series 2018-1, Class AA, 3.50%, 3/1/2030	191,039	178,533
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	988,346
Total Asset-Backed Securities (Cost $6,450,925)		6,480,292
	SHARES
Short-Term Investments — 3.6%
Investment Companies — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (j) (k) (Cost $48,557,756)	48,557,756	48,557,756
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (j) (k)	1,992,846	1,993,046
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (j) (k)	653,089	653,089
Total Investment of Cash Collateral from Securities Loaned (Cost $2,646,135)		2,646,135
Total Short-Term Investments (Cost $51,203,891)		51,203,891
Total Investments — 102.6% (Cost $1,504,182,788)		1,459,415,397
Liabilities in Excess of Other Assets — (2.6)%		(37,518,977)
NET ASSETS — 100.0%		1,421,896,420

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	The security or a portion of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 is $2,569,563.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $573,360 or 0.04% of the
Fund’s net assets as of August 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(h)	The rate shown is the effective yield as of August 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	25,494	25,466
3.63%, 4/15/2028	27,195	28,906
2.50%, 1/15/2029	23,413	24,202
U.S. Treasury Inflation Indexed Notes
0.25%, 1/15/2025	66,322	65,188
0.63%, 1/15/2026	60,822	59,272
0.38%, 1/15/2027	58,527	56,351
0.13%, 4/15/2027	70,102	66,881
0.38%, 7/15/2027	64,218	61,827
0.75%, 7/15/2028	57,574	55,682
0.25%, 7/15/2029	55,271	51,859
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	45,002	44,570
2.00%, 1/15/2026	28,493	28,273
2.38%, 1/15/2027	28,042	28,285
3.88%, 4/15/2029	30,578	33,490
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024	64,901	64,577
0.13%, 4/15/2025	54,734	53,476
0.38%, 7/15/2025	72,866	71,398
0.13%, 10/15/2025	64,174	62,526
0.13%, 4/15/2026	51,514	49,666
0.13%, 7/15/2026	60,292	58,279
0.13%, 10/15/2026	70,134	67,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.63%, 10/15/2027	72,119	71,962
0.50%, 1/15/2028	63,685	61,040
1.25%, 4/15/2028	71,225	69,856
2.38%, 10/15/2028	71,801	73,882
0.88%, 1/15/2029	47,282	45,669
2.13%, 4/15/2029	75,165	76,546
Total U.S. Treasury Obligations (Cost $1,457,070)		1,456,712
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b) (Cost $4,273)	4,271	4,274
Total Investments — 99.6% (Cost $1,461,343)		1,460,986
Other Assets Less Liabilities — 0.4%		5,765
NET ASSETS — 100.0%		1,466,751

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2024

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 98.9%
U.S. Treasury Notes
3.50%, 9/15/2025	15,000	14,868
0.25%, 9/30/2025	10,000	9,575
5.00%, 9/30/2025	52,000	52,351
4.25%, 10/15/2025	32,000	31,980
0.25%, 10/31/2025	46,000	43,921
3.00%, 10/31/2025	19,000	18,727
5.00%, 10/31/2025	56,000	56,433
2.25%, 11/15/2025	62,000	60,549
4.50%, 11/15/2025	39,000	39,111
0.38%, 11/30/2025	58,000	55,308
4.88%, 11/30/2025	46,000	46,341
0.38%, 12/31/2025	59,000	56,121
2.63%, 12/31/2025	21,000	20,578
4.25%, 12/31/2025	46,000	46,023
3.88%, 1/15/2026	32,000	31,876
0.38%, 1/31/2026	38,000	36,052
2.63%, 1/31/2026	32,000	31,338
4.25%, 1/31/2026	26,000	26,034
1.63%, 2/15/2026	10,000	9,650
4.00%, 2/15/2026	39,000	38,936
0.50%, 2/28/2026	40,000	37,928
4.63%, 2/28/2026	50,000	50,359
4.63%, 3/15/2026	32,000	32,250
0.75%, 3/31/2026	48,000	45,585
2.25%, 3/31/2026	20,000	19,446
4.50%, 3/31/2026	28,000	28,175
3.75%, 4/15/2026	47,000	46,776
0.75%, 4/30/2026	46,000	43,589
2.38%, 4/30/2026	18,000	17,523
4.88%, 4/30/2026	23,000	23,297
1.63%, 5/15/2026	40,000	38,431
3.63%, 5/15/2026	32,000	31,788
0.75%, 5/31/2026	21,000	19,856
2.13%, 5/31/2026	41,000	39,709
4.88%, 5/31/2026	80,000	81,122
4.13%, 6/15/2026	32,000	32,066
0.88%, 6/30/2026	11,000	10,402
4.63%, 6/30/2026	76,000	76,831
4.50%, 7/15/2026	4,000	4,037
0.63%, 7/31/2026	38,000	35,686
1.88%, 7/31/2026	32,000	30,785
4.38%, 7/31/2026	21,000	21,158
1.50%, 8/15/2026	34,000	32,451
4.38%, 8/15/2026	35,000	35,282
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.75%, 8/31/2026	52,000	48,854
1.38%, 8/31/2026	17,000	16,173
4.63%, 9/15/2026	61,000	61,817
0.88%, 9/30/2026	13,000	12,224
1.63%, 9/30/2026	44,000	42,010
4.63%, 10/15/2026	62,000	62,884
1.13%, 10/31/2026	48,000	45,266
1.63%, 10/31/2026	25,000	23,831
2.00%, 11/15/2026	29,000	27,855
4.63%, 11/15/2026	19,000	19,289
1.25%, 11/30/2026	65,000	61,364
4.38%, 12/15/2026	10,000	10,108
1.25%, 12/31/2026	73,000	68,817
1.75%, 12/31/2026	29,000	27,652
4.00%, 1/15/2027	45,000	45,135
1.50%, 1/31/2027	75,000	70,966
2.25%, 2/15/2027	14,000	13,477
4.13%, 2/15/2027	39,000	39,242
1.13%, 2/28/2027	11,000	10,296
1.88%, 2/28/2027	20,000	19,073
4.25%, 3/15/2027	38,000	38,386
0.63%, 3/31/2027	42,000	38,715
2.50%, 3/31/2027	22,000	21,298
4.50%, 4/15/2027	26,000	26,430
0.50%, 4/30/2027	51,000	46,753
2.75%, 4/30/2027	16,000	15,569
2.38%, 5/15/2027	18,000	17,329
4.50%, 5/15/2027	40,000	40,678
0.50%, 5/31/2027	55,000	50,293
2.63%, 5/31/2027	66,000	63,966
4.63%, 6/15/2027	71,000	72,531
0.50%, 6/30/2027	60,000	54,729
3.25%, 6/30/2027	10,000	9,853
4.38%, 7/15/2027	13,000	13,200
0.38%, 7/31/2027	63,000	57,106
2.75%, 7/31/2027	10,000	9,710
3.75%, 8/15/2027	13,000	12,986
0.50%, 8/31/2027	59,000	53,559
3.13%, 8/31/2027	10,000	9,812
Total U.S. Treasury Obligations (Cost $2,908,116)		2,939,540
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b) (Cost $4,077)	4,076	4,078
Total Investments — 99.0% (Cost $2,912,193)		2,943,618
Other Assets Less Liabilities — 1.0%		30,009
NET ASSETS — 100.0%		2,973,627

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2024

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 98.9%
U.S. Treasury Bonds
3.00%, 11/15/2044	429,000	351,696
2.50%, 2/15/2045	561,000	421,320
3.00%, 5/15/2045	273,000	223,178
2.88%, 8/15/2045	370,000	295,581
3.00%, 11/15/2045	224,000	182,455
2.50%, 2/15/2046	462,000	343,017
2.50%, 5/15/2046	458,000	339,027
2.25%, 8/15/2046	568,000	399,286
2.88%, 11/15/2046	261,000	206,129
3.00%, 2/15/2047	502,000	404,522
3.00%, 5/15/2047	387,000	311,323
2.75%, 8/15/2047	556,000	426,122
2.75%, 11/15/2047	560,000	428,269
3.00%, 2/15/2048	640,000	511,725
3.13%, 5/15/2048	686,000	560,349
3.00%, 8/15/2048	753,000	600,282
3.38%, 11/15/2048	769,000	655,302
3.00%, 2/15/2049	813,000	646,748
2.88%, 5/15/2049	794,000	616,187
2.25%, 8/15/2049	748,000	508,991
2.38%, 11/15/2049	702,000	490,276
2.00%, 2/15/2050	886,000	567,248
1.25%, 5/15/2050	1,031,000	541,637
1.38%, 8/15/2050	1,161,000	628,754
1.63%, 11/15/2050	1,149,000	664,400
1.88%, 2/15/2051	1,281,000	789,967
2.38%, 5/15/2051	1,290,000	895,089
2.00%, 8/15/2051	1,274,000	807,696
1.88%, 11/15/2051	1,189,000	729,563
2.25%, 2/15/2052	1,087,000	731,305
2.88%, 5/15/2052	1,030,000	795,997
3.00%, 8/15/2052	983,000	779,757
4.00%, 11/15/2052	983,000	943,373
3.63%, 2/15/2053	977,000	876,361
3.63%, 5/15/2053	981,000	880,562
4.13%, 8/15/2053	1,086,000	1,066,444
4.75%, 11/15/2053	1,138,000	1,239,709
4.25%, 2/15/2054	1,190,000	1,194,648
4.63%, 5/15/2054	1,190,000	1,271,812
4.25%, 8/15/2054	432,000	434,700
Total U.S. Treasury Obligations (Cost $25,734,671)		24,760,807
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b) (Cost $22,969)	22,963	22,974
Total Investments — 99.0% (Cost $25,757,640)		24,783,781
Other Assets Less Liabilities — 1.0%		247,713
NET ASSETS — 100.0%		25,031,494

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.0%
U.S. Treasury Notes
0.38%, 9/30/2027	18,000	16,234
4.13%, 9/30/2027	106,000	107,077
4.13%, 10/31/2027	106,000	107,031
0.63%, 11/30/2027	24,000	21,706
3.88%, 11/30/2027	100,000	100,258
0.63%, 12/31/2027	72,000	64,952
3.88%, 12/31/2027	33,000	33,106
3.50%, 1/31/2028	66,000	65,407
2.75%, 2/15/2028	22,000	21,263
1.13%, 2/29/2028	32,000	29,240
4.00%, 2/29/2028	84,000	84,617
3.63%, 3/31/2028	85,000	84,621
1.25%, 4/30/2028	107,000	97,842
3.50%, 4/30/2028	75,000	74,329
2.88%, 5/15/2028	51,000	49,422
1.25%, 5/31/2028	79,000	72,106
3.63%, 5/31/2028	84,000	83,587
1.25%, 6/30/2028	46,000	41,901
4.00%, 6/30/2028	58,000	58,496
1.00%, 7/31/2028	102,000	91,812
4.13%, 7/31/2028	106,000	107,383
2.88%, 8/15/2028	9,000	8,705
1.13%, 8/31/2028	123,000	111,080
4.38%, 8/31/2028	73,000	74,651
1.25%, 9/30/2028	102,000	92,402
4.63%, 9/30/2028	110,000	113,558
1.38%, 10/31/2028	2,000	1,818
4.88%, 10/31/2028	22,000	22,936
3.13%, 11/15/2028	30,000	29,251
1.50%, 11/30/2028	94,000	85,749
4.38%, 11/30/2028	31,000	31,747
1.38%, 12/31/2028	101,000	91,500
3.75%, 12/31/2028	124,000	123,985
1.75%, 1/31/2029	3,000	2,757
4.00%, 1/31/2029	127,000	128,285
2.63%, 2/15/2029	75,000	71,546
4.25%, 2/28/2029	10,000	10,212
2.38%, 3/31/2029	59,000	55,591
4.13%, 3/31/2029	18,000	18,284
2.88%, 4/30/2029	110,000	105,879
4.63%, 4/30/2029	21,000	21,784
2.38%, 5/15/2029	73,000	68,708
2.75%, 5/31/2029	93,000	88,968
4.50%, 5/31/2029	33,000	34,089
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

3.25%, 6/30/2029	50,000	48,885
4.25%, 6/30/2029	36,000	36,799
2.63%, 7/31/2029	4,000	3,799
4.00%, 7/31/2029	135,000	136,593
1.63%, 8/15/2029	74,000	67,039
3.13%, 8/31/2029	87,000	84,519
3.88%, 9/30/2029	59,000	59,313
4.00%, 10/31/2029	50,000	50,547
1.75%, 11/15/2029	72,000	65,278
3.88%, 11/30/2029	5,000	5,026
3.50%, 1/31/2030	9,000	8,879
1.50%, 2/15/2030	62,000	55,102
4.00%, 2/28/2030	33,000	33,369
3.63%, 3/31/2030	71,000	70,454
3.50%, 4/30/2030	79,000	77,883
0.63%, 5/15/2030	151,000	126,816
3.75%, 5/31/2030	29,000	28,952
3.75%, 6/30/2030	31,000	30,941
4.00%, 7/31/2030	4,000	4,045
0.63%, 8/15/2030	110,000	91,661
4.13%, 8/31/2030	28,000	28,502
4.63%, 9/30/2030	66,000	68,952
0.88%, 11/15/2030	117,000	98,367
4.38%, 11/30/2030	19,000	19,601
3.75%, 12/31/2030	104,000	103,703
4.00%, 1/31/2031	105,000	106,153
1.13%, 2/15/2031	128,000	108,830
1.63%, 5/15/2031	182,000	158,639
4.13%, 7/31/2031	107,000	109,006
1.25%, 8/15/2031	197,000	166,296
1.38%, 11/15/2031	100,000	84,664
1.88%, 2/15/2032	121,000	105,705
2.88%, 5/15/2032	91,000	85,135
2.75%, 8/15/2032	156,000	144,269
4.13%, 11/15/2032	72,000	73,347
3.50%, 2/15/2033	104,000	101,172
3.38%, 5/15/2033	85,000	81,793
3.88%, 8/15/2033	179,000	178,601
4.50%, 11/15/2033	146,000	152,633
4.00%, 2/15/2034	116,000	116,725
4.38%, 5/15/2034	109,000	112,951
3.88%, 8/15/2034	44,000	43,842
Total U.S. Treasury Obligations (Cost $6,127,306)		6,140,661
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b) (Cost $4,022)	4,021	4,023
Total Investments — 99.1% (Cost $6,131,328)		6,144,684
Other Assets Less Liabilities — 0.9%		57,499
NET ASSETS — 100.0%		6,202,183

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.9%
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	75,000	77,636
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	518,000	519,762
6.00%, 2/15/2028 (a)	1,747,000	1,747,933
7.50%, 2/1/2029 (a)	1,087,000	1,141,978
8.75%, 11/15/2030 (a)	1,347,000	1,468,910
7.45%, 5/1/2034 (a)	522,000	569,119
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	643,000	620,494
Moog, Inc. 4.25%, 12/15/2027 (a)	507,000	488,335
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	628,000	608,646
4.60%, 6/15/2028	683,000	652,610
9.38%, 11/30/2029 (a)	1,457,000	1,580,892
9.75%, 11/15/2030 (a)	371,000	415,202
TransDigm, Inc.
5.50%, 11/15/2027	3,534,000	3,513,221
6.75%, 8/15/2028 (a)	1,970,000	2,025,452
4.63%, 1/15/2029	1,103,000	1,061,152
6.38%, 3/1/2029 (a)	2,223,000	2,290,937
4.88%, 5/1/2029	1,759,000	1,701,004
6.88%, 12/15/2030 (a)	2,902,000	3,030,361
7.13%, 12/1/2031 (a)	1,281,000	1,352,760
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,303,000	1,376,062
		26,242,466
Air Freight & Logistics — 0.0% ^
Rand Parent LLC 8.50%, 2/15/2030 (a)	199,000	199,003
Automobile Components — 2.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	197,544
7.00%, 4/15/2028 (a)	1,585,000	1,629,022
8.25%, 4/15/2031 (a)	11,000	11,692
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	1,869,000	1,874,089
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	1,258,000	1,264,484
5.00%, 10/1/2029	868,000	807,468
Clarios Global LP
6.75%, 5/15/2025 (a)	48,000	48,043
8.50%, 5/15/2027 (a)	1,442,000	1,456,149
6.75%, 5/15/2028 (a)	1,099,000	1,129,918
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
Cooper-Standard Automotive, Inc. 13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (b)	316,000	334,518
Dana, Inc.
5.38%, 11/15/2027	547,000	541,493
5.63%, 6/15/2028	1,053,000	1,037,830
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	720,000	608,215
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	286,000	295,977
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,434,000	1,416,103
5.00%, 7/15/2029	1,409,000	1,308,580
5.63%, 4/30/2033	732,000	644,786
Icahn Enterprises LP
6.25%, 5/15/2026	1,834,000	1,823,479
5.25%, 5/15/2027	1,867,000	1,804,265
4.38%, 2/1/2029	1,212,000	1,063,299
9.00%, 6/15/2030 (a)	228,000	230,691
IHO Verwaltungs GmbH (Germany)
4.75% (Cash), 9/15/2026 (a) (b)	534,000	523,847
6.37% (Cash), 5/15/2029 (a) (b)	1,141,000	1,119,636
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	498,000	525,320
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	455,000	427,089
Phinia, Inc. 6.75%, 4/15/2029 (a)	430,000	441,252
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	1,066,000	920,311
Tenneco, Inc. 8.00%, 11/17/2028 (a)	1,963,000	1,835,436
ZF North America Capital, Inc. (Germany)
4.75%, 4/29/2025 (a)	309,000	306,286
6.88%, 4/14/2028 (a)	1,747,000	1,804,896
6.75%, 4/23/2030 (a)	314,000	322,778
6.88%, 4/23/2032 (a)	609,000	632,766
		28,387,262
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	904,000	922,384
Jaguar Land Rover Automotive plc (United Kingdom)
4.50%, 10/1/2027 (a)	200,000	195,695
5.88%, 1/15/2028 (a)	787,000	789,716
5.50%, 7/15/2029 (a)	1,186,000	1,183,163
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	886,000	908,513
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	414,000	377,963
		4,377,434
Banks — 0.6%
Intesa Sanpaolo SpA (Italy)
5.71%, 1/15/2026 (a)	1,080,000	1,083,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	1,425,000	1,246,710
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	993,000	1,040,284
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (c) (d) (e)	600,000	626,384
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	946,000	943,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	2,036,000	1,987,155
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (c)	485,000	438,585
		7,366,603
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	922,000	875,385
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	939,000	928,597
		1,803,982
Biotechnology — 0.1%
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	807,000	766,599
Broadline Retail — 1.5%
ANGI Group LLC 3.88%, 8/15/2028 (a)	335,000	303,944
Getty Images, Inc. 9.75%, 3/1/2027 (a)	523,000	521,029
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	736,000	732,741
3.50%, 3/1/2029 (a)	1,009,000	938,177
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	770,000	735,814
Kohl's Corp. 4.62%, 5/1/2031 (f)	496,000	409,785
Liberty Interactive LLC 8.25%, 2/1/2030	1,123,000	564,109
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	1,583,000	1,550,424
6.13%, 3/15/2032 (a)	309,000	295,572
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
4.30%, 2/15/2043	220,000	149,507
Marks & Spencer plc (United Kingdom) 7.13%, 12/1/2037 (a)	807,000	864,629
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	726,000	711,758
4.63%, 6/1/2028 (a)	934,000	898,021
4.13%, 8/1/2030 (a)	51,000	46,978
3.63%, 10/1/2031 (a)	484,000	429,773
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	954,000	570,114
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,108,000	1,116,047
Nordstrom, Inc.
6.95%, 3/15/2028	15,000	15,498
4.38%, 4/1/2030	688,000	631,819
4.25%, 8/1/2031	544,000	484,065
5.00%, 1/15/2044	896,000	710,729
QVC, Inc.
4.75%, 2/15/2027	49,000	42,916
4.38%, 9/1/2028	315,000	237,035
5.45%, 8/15/2034	1,025,000	630,218
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	2,429,000	2,636,752
9.75%, 4/15/2029 (a)	2,518,000	2,713,145
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	103,600
		19,044,199
Building Products — 2.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	550,000	279,635
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	1,118,000	1,100,717
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	547,000	581,945
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,846,000	1,794,480
4.25%, 2/1/2032 (a)	1,332,000	1,216,977
6.38%, 6/15/2032 (a)	610,000	628,247
6.38%, 3/1/2034 (a)	113,000	116,012
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	1,318,000	1,307,779
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	62,000	53,385
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	671,000	679,625
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	3,456,000	3,539,061
6.75%, 7/15/2031 (a)	19,000	19,579
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Griffon Corp. 5.75%, 3/1/2028	1,050,000	1,029,361
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	292,113
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	405,000	391,645
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,122,000	1,155,667
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	347,000	356,595
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	829,000	785,982
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	749,000	725,800
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	609,000	571,850
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,363,000	2,536,442
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,468,000	1,446,643
4.75%, 1/15/2028 (a)	981,000	953,917
4.38%, 7/15/2030 (a)	933,000	872,331
3.38%, 1/15/2031 (a)	990,000	865,730
Summit Materials LLC
5.25%, 1/15/2029 (a)	1,481,000	1,466,035
7.25%, 1/15/2031 (a)	802,000	847,194
Wilsonart LLC 11.00%, 8/15/2032 (a)	908,000	882,864
		26,497,611
Capital Markets — 0.9%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,414,000	1,460,236
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	733,000	693,398
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	251,000	244,688
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,468,000	1,288,292
3.63%, 10/1/2031 (a)	381,000	313,966
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	1,506,000	1,460,888
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	1,574,000	1,732,769
Hightower Holding LLC 9.13%, 1/31/2030 (a)	55,000	56,953
Jane Street Group
4.50%, 11/15/2029 (a)	908,000	866,634
7.13%, 4/30/2031 (a)	1,706,000	1,791,710
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	979,000	1,029,426
VFH Parent LLC 7.50%, 6/15/2031 (a)	402,000	417,038
		11,355,998
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 2.8%
Ashland, Inc. 3.38%, 9/1/2031 (a)	62,000	54,299
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	1,615,000	835,649
Avient Corp. 7.13%, 8/1/2030 (a)	944,000	982,592
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	188,000	199,096
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	1,160,000	1,141,383
3.38%, 2/15/2029 (a)	377,000	349,605
Cerdia Finanz GmbH (Germany) 10.50%, 2/15/2027 (a)	548,000	567,321
Chemours Co. (The)
5.38%, 5/15/2027	740,000	719,037
5.75%, 11/15/2028 (a)	1,396,000	1,308,179
4.63%, 11/15/2029 (a)	213,000	187,378
Consolidated Energy Finance SA (Switzerland)
5.63%, 10/15/2028 (a)	646,000	524,023
12.00%, 2/15/2031 (a)	609,000	599,394
CVR Partners LP 6.13%, 6/15/2028 (a)	382,000	370,816
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	733,000	693,062
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	839,000	835,485
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	1,187,000	1,036,478
HB Fuller Co.
4.00%, 2/15/2027	468,000	455,339
4.25%, 10/15/2028	7,000	6,668
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	1,002,000	873,898
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	750,000	755,375
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	400,000	431,441
Ingevity Corp. 3.88%, 11/1/2028 (a)	370,000	342,841
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	1,063,000	1,041,725
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	112,000	107,077
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	331,000	329,590
Methanex Corp. (Canada)
5.13%, 10/15/2027	655,000	644,730
5.25%, 12/15/2029	1,541,000	1,514,576
5.65%, 12/1/2044	10,000	8,932
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,117,000	1,102,625
4.25%, 5/15/2029 (a)	1,991,000	1,815,997
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	299,000	277,122
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Olin Corp.
5.13%, 9/15/2027	975,000	963,203
5.63%, 8/1/2029	493,000	491,535
5.00%, 2/1/2030	327,000	316,093
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	2,019,000	1,896,239
9.75%, 11/15/2028 (a)	1,321,000	1,407,113
6.25%, 10/1/2029 (a)	349,000	327,808
7.25%, 6/15/2031 (a)	500,000	516,795
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	605,000	647,487
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	1,125,000	1,095,795
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	1,151,000	1,096,753
6.63%, 5/1/2029 (a)	1,027,000	982,813
SCIL IV LLC 5.38%, 11/1/2026 (a)	839,000	826,700
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	338,000	320,165
4.00%, 4/1/2031	369,000	330,583
4.38%, 2/1/2032	913,000	820,500
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	66,000	62,286
Trinseo Materials Operating SCA 5.13%, 4/1/2029 (a)	455,000	206,882
Tronox, Inc. 4.63%, 3/15/2029 (a)	1,418,000	1,292,264
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	1,116,000	1,018,091
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	396,000	387,247
5.63%, 8/15/2029 (a)	646,000	598,998
7.38%, 3/1/2031 (a)	1,003,000	1,041,809
		36,758,892
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	433,000	403,142
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	1,140,000	1,082,594
4.88%, 7/15/2032 (a)	908,000	863,135
Allied Universal Holdco LLC
9.75%, 7/15/2027 (a)	2,520,000	2,525,922
4.63%, 6/1/2028 (a)	1,945,000	1,801,985
6.00%, 6/1/2029 (a)	536,000	477,083
7.88%, 2/15/2031 (a)	802,000	814,257
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	531,000	499,146
4.75%, 10/15/2029 (a)	22,000	21,040
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
APX Group, Inc. 5.75%, 7/15/2029 (a)	1,485,000	1,471,338
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,613,000	1,582,090
Brink's Co. (The)
4.63%, 10/15/2027 (a)	664,000	648,581
6.50%, 6/15/2029 (a)	706,000	730,526
6.75%, 6/15/2032 (a)	103,000	107,142
Cimpress plc (Ireland) 7.00%, 6/15/2026	363,000	361,846
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	266,000	263,005
6.38%, 2/1/2031 (a)	1,380,000	1,410,241
Enviri Corp. 5.75%, 7/31/2027 (a)	700,000	682,110
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	367,000	357,826
9.50%, 11/1/2027 (a)	1,080,000	1,086,201
7.75%, 2/15/2028 (a)	805,000	842,301
6.00%, 6/1/2029 (a)	251,000	236,849
GEO Group, Inc. (The) 10.25%, 4/15/2031	663,000	700,448
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	204,000	201,753
5.13%, 12/15/2026 (a)	605,000	602,655
3.50%, 9/1/2028 (a)	730,000	690,242
4.75%, 6/15/2029 (a)	789,000	763,486
6.75%, 1/15/2031 (a)	1,820,000	1,901,132
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,365,000	1,298,797
5.88%, 6/30/2029 (a)	681,000	648,931
Matthews International Corp. 5.25%, 12/1/2025 (a)	634,000	622,258
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	1,066,000	1,052,581
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	2,646,000	2,650,972
3.38%, 8/31/2027 (a)	825,000	781,106
6.25%, 1/15/2028 (a)	634,000	631,577
Reworld Holding Corp. 5.00%, 9/1/2030	1,161,000	1,061,942
Steelcase, Inc. 5.13%, 1/18/2029	316,000	309,404
Stericycle, Inc. 3.88%, 1/15/2029 (a)	841,000	816,621
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	286,000	278,342
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	489,000	487,097
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	476,000	458,994
7.38%, 10/1/2031 (a)	762,000	800,954
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,171,000	1,209,003
		36,236,655
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — 0.5%
CommScope LLC
6.00%, 3/1/2026 (a)	2,023,000	1,947,138
8.25%, 3/1/2027 (a)	1,402,000	1,171,754
4.75%, 9/1/2029 (a)	596,000	479,780
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,055,000	1,010,732
Viasat, Inc.
5.63%, 9/15/2025 (a)	210,000	207,908
5.63%, 4/15/2027 (a)	2,037,000	1,933,130
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	410,000	364,791
		7,115,233
Construction & Engineering — 0.7%
AECOM 5.13%, 3/15/2027	1,634,000	1,635,549
Arcosa, Inc. 4.38%, 4/15/2029 (a)	369,000	349,931
Artera Services LLC 8.50%, 2/15/2031 (a)	736,000	736,837
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	265,313
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	1,167,000	1,271,531
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	652,000	651,922
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	450,000	431,188
Fluor Corp. 4.25%, 9/15/2028	935,000	906,827
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	54,000	52,531
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	213,000	214,835
Pike Corp.
5.50%, 9/1/2028 (a)	1,073,000	1,045,229
8.63%, 1/31/2031 (a)	206,000	222,385
Railworks Holdings LP 8.25%, 11/15/2028 (a)	307,000	313,649
Weekley Homes LLC 4.88%, 9/15/2028 (a)	382,000	370,442
		8,468,169
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	412,000	436,179
Consumer Finance — 2.4%
Ally Financial, Inc.
5.75%, 11/20/2025	1,422,000	1,425,780
6.70%, 2/14/2033	767,000	789,557
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	767,000	827,379
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	767,000	748,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
Credit Acceptance Corp.
6.63%, 3/15/2026	404,000	403,456
9.25%, 12/15/2028 (a)	960,000	1,031,984
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	795,000	846,278
8.50%, 5/15/2030 (a)	210,000	219,749
Enova International, Inc. 11.25%, 12/15/2028 (a)	1,344,000	1,445,624
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	309,000	241,143
FirstCash, Inc.
4.63%, 9/1/2028 (a)	958,000	917,801
5.63%, 1/1/2030 (a)	638,000	630,352
GGAM Finance Ltd. (Ireland)
8.00%, 2/15/2027 (a)	2,081,000	2,169,390
8.00%, 6/15/2028 (a)	20,000	21,379
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	454,000	458,625
goeasy Ltd. (Canada)
4.38%, 5/1/2026 (a)	63,000	61,582
9.25%, 12/1/2028 (a)	620,000	666,644
7.63%, 7/1/2029 (a)	818,000	843,629
LFS Topco LLC 5.88%, 10/15/2026 (a)	261,000	242,730
Macquarie Airfinance Holdings Ltd. (United Kingdom)
8.38%, 5/1/2028 (a)	132,000	139,858
8.13%, 3/30/2029 (a)	969,000	1,029,778
6.50%, 3/26/2031 (a)	285,000	300,491
Navient Corp.
6.75%, 6/15/2026	44,000	44,759
5.00%, 3/15/2027	897,000	879,609
4.88%, 3/15/2028	1,879,000	1,788,237
5.50%, 3/15/2029	518,000	491,984
9.38%, 7/25/2030	97,000	105,285
5.63%, 8/1/2033	308,000	265,665
OneMain Finance Corp.
7.13%, 3/15/2026	1,489,000	1,517,191
3.50%, 1/15/2027	696,000	659,789
3.88%, 9/15/2028	974,000	896,943
9.00%, 1/15/2029	1,312,000	1,393,980
5.38%, 11/15/2029	1,866,000	1,794,647
7.88%, 3/15/2030	452,000	472,737
4.00%, 9/15/2030	1,527,000	1,351,468
7.50%, 5/15/2031	224,000	231,209
PRA Group, Inc.
7.38%, 9/1/2025 (a)	199,000	199,000
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
8.38%, 2/1/2028 (a)	488,000	498,135
5.00%, 10/1/2029 (a)	322,000	290,438
8.88%, 1/31/2030 (a)	482,000	498,193
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	635,000	620,272
SLM Corp.
4.20%, 10/29/2025	479,000	473,440
3.13%, 11/2/2026	334,000	319,212
Synchrony Financial 7.25%, 2/2/2033	1,045,000	1,077,443
		31,331,434
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	865,000	835,652
4.63%, 1/15/2027 (a)	424,000	414,257
5.88%, 2/15/2028 (a)	2,029,000	2,023,958
6.50%, 2/15/2028 (a)	2,136,000	2,163,514
4.88%, 2/15/2030 (a)	1,987,000	1,942,020
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	707,000	737,596
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	70,000	69,601
4.25%, 8/1/2029 (a)	2,318,000	2,187,577
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (b)	78,094	40,887
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (c)	26,857	76,328
8.00%, 11/15/2026 ‡ (a) (g)	279,000	28
Safeway, Inc. 7.25%, 2/1/2031	165,000	170,267
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	507,000	476,168
US Foods, Inc.
6.88%, 9/15/2028 (a)	260,000	270,459
4.75%, 2/15/2029 (a)	1,533,000	1,494,746
7.25%, 1/15/2032 (a)	471,000	497,170
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	122,000	116,087
8.13%, 8/15/2029	148,000	148,255
3.20%, 4/15/2030	1,510,000	1,215,530
4.50%, 11/18/2034	1,493,000	1,165,768
4.65%, 6/1/2046	873,000	585,780
		16,631,648
Containers & Packaging — 2.7%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	939,000	205,643
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027 (a)	817,000	814,608
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
4.00%, 9/1/2029 (a)	1,584,000	1,365,013
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	689,953
5.25%, 8/15/2027 (a)	2,158,000	1,297,973
Ball Corp.
4.88%, 3/15/2026	866,000	861,849
6.88%, 3/15/2028	1,732,000	1,792,618
2.88%, 8/15/2030	696,000	615,154
Berry Global, Inc. 5.63%, 7/15/2027 (a)	245,000	244,622
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	1,111,000	1,085,038
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	876,000	874,797
8.75%, 4/15/2030 (a)	1,279,000	1,276,137
Crown Americas LLC
4.75%, 2/1/2026	1,512,000	1,497,658
5.25%, 4/1/2030	279,000	278,824
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	223,000	233,299
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	852,000	842,054
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	169,000	166,247
3.50%, 3/15/2028 (a)	583,000	549,344
3.50%, 3/1/2029 (a)	793,000	736,541
6.38%, 7/15/2032 (a)	439,000	448,846
Intelligent Packaging Ltd. Finco, Inc. (Canada) 6.00%, 9/15/2028 (a)	155,000	152,070
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	762,000	649,713
LABL, Inc.
6.75%, 7/15/2026 (a)	1,013,000	1,007,942
10.50%, 7/15/2027 (a)	208,000	205,461
5.88%, 11/1/2028 (a)	183,000	168,804
9.50%, 11/1/2028 (a)	918,000	938,209
8.25%, 11/1/2029 (a)	570,000	507,663
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	3,475,000	3,592,907
9.25%, 4/15/2027 (a)	1,184,000	1,202,791
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	1,210,000	1,212,884
7.25%, 5/15/2031 (a)	740,000	748,787
7.38%, 6/1/2032 (a)	150,000	150,678
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	1,520,000	1,444,095
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Sealed Air Corp.
6.13%, 2/1/2028 (a)	1,583,000	1,607,902
5.00%, 4/15/2029 (a)	680,000	666,954
6.50%, 7/15/2032 (a)	135,000	138,094
6.88%, 7/15/2033 (a)	769,000	823,059
Silgan Holdings, Inc. 4.13%, 2/1/2028	395,000	381,539
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	1,205,000	1,321,885
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,968,000	1,943,299
		34,740,954
Distributors — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	682,000	655,615
3.88%, 11/15/2029 (a)	110,000	101,730
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	1,110,000	1,087,438
Dealer Tire LLC 8.00%, 2/1/2028 (a)	507,000	507,621
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	1,155,000	1,175,863
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	635,000	653,300
7.75%, 3/15/2031 (a)	210,000	223,221
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	62,000	64,487
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	788,000	848,625
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	1,298,000	1,390,375
		6,708,275
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	337,000	331,406
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	498,000	459,813
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	482,000	494,366
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	703,000	677,840
Service Corp. International
4.63%, 12/15/2027	957,000	939,000
5.13%, 6/1/2029	356,000	351,800
3.38%, 8/15/2030	1,213,000	1,088,562
4.00%, 5/15/2031	433,000	397,347
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	457,000	310,115
Sotheby's 7.38%, 10/15/2027 (a)	1,469,000	1,402,817
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Consumer Services — continued
StoneMor, Inc. 8.50%, 5/15/2029 (a)	394,000	350,585
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,448,000	1,516,968
WW International, Inc. 4.50%, 4/15/2029 (a)	968,000	239,580
		8,560,199
Diversified REITs — 0.5%
Uniti Group LP
10.50%, 2/15/2028 (a)	3,077,000	3,157,174
Series MAY, 10.50%, 2/15/2028 (a)	661,000	678,223
4.75%, 4/15/2028 (a)	2,091,000	1,838,527
6.50%, 2/15/2029 (a)	411,000	314,654
Vornado Realty LP 3.40%, 6/1/2031	27,000	22,927
		6,011,505
Diversified Telecommunication Services — 5.2%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	2,866,000	2,301,771
Altice France SA (France)
8.13%, 2/1/2027 (a)	941,000	756,852
5.50%, 1/15/2028 (a)	2,792,000	1,986,783
5.13%, 1/15/2029 (a)	305,000	211,749
5.13%, 7/15/2029 (a)	1,711,000	1,193,743
5.50%, 10/15/2029 (a)	1,835,000	1,273,197
British Telecommunications plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (c)	330,000	317,757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.49%), 4.88%, 11/23/2081 (a) (c)	862,000	788,413
CCO Holdings LLC
5.50%, 5/1/2026 (a)	295,000	294,249
5.13%, 5/1/2027 (a)	2,450,000	2,401,197
5.00%, 2/1/2028 (a)	865,000	833,515
5.38%, 6/1/2029 (a)	2,854,000	2,707,199
6.38%, 9/1/2029 (a)	1,274,000	1,258,388
4.75%, 3/1/2030 (a)	4,609,000	4,201,236
4.50%, 8/15/2030 (a)	2,062,000	1,838,906
4.25%, 2/1/2031 (a)	2,179,000	1,890,731
7.38%, 3/1/2031 (a)	2,470,000	2,514,139
4.75%, 2/1/2032 (a)	2,101,000	1,830,675
4.50%, 5/1/2032	1,206,000	1,029,749
4.50%, 6/1/2033 (a)	2,858,000	2,389,289
4.25%, 1/15/2034 (a)	1,088,000	877,375
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	80,000	69,838
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.50%, 10/1/2028 (a)	848,000	776,135
Embarq Corp. 8.00%, 6/1/2036	1,259,000	547,413
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,299,000	1,293,902
5.00%, 5/1/2028 (a)	767,000	744,799
6.75%, 5/1/2029 (a)	2,318,000	2,235,943
6.00%, 1/15/2030 (a)	1,362,000	1,256,276
8.75%, 5/15/2030 (a)	1,300,000	1,369,161
8.63%, 3/15/2031 (a)	1,121,000	1,186,186
Iliad Holding SASU (France)
6.50%, 10/15/2026 (a)	1,156,000	1,165,750
7.00%, 10/15/2028 (a)	446,000	452,625
8.50%, 4/15/2031 (a)	983,000	1,041,653
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	3,370,000	3,235,868
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	526,000	369,552
10.50%, 4/15/2029 (a)	208,000	222,970
11.00%, 11/15/2029 (a)	291,000	319,025
10.50%, 5/15/2030 (a)	749,000	802,531
10.75%, 12/15/2030 (a)	1,856,000	1,998,856
4.00%, 4/15/2031 (a)	2,007,000	1,344,673
Lumen Technologies, Inc. Series P, 7.60%, 9/15/2039	506,000	280,050
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	200,000	199,777
6.00%, 9/30/2034 (a)	737,000	714,866
7.72%, 6/4/2038 (a)	1,313,000	1,422,319
Qwest Corp. 7.25%, 9/15/2025	456,000	453,150
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	145,000	146,334
6.00%, 9/30/2034	50,000	48,370
7.20%, 7/18/2036	124,000	127,268
7.72%, 6/4/2038	1,737,000	1,840,617
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	646,000	302,863
4.88%, 6/1/2027 (a)	357,000	161,322
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	803,000	695,749
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,840,000	2,691,934
4.50%, 8/15/2030 (a)	2,196,000	1,939,116
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	1,401,000	1,367,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	1,429,000	1,247,280
6.13%, 3/1/2028 (a)	596,000	460,648
		67,429,257
Electric Utilities — 1.4%
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	538,000	564,880
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (c)	557,000	584,489
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,493,000	1,497,897
NextEra Energy Operating Partners LP
4.50%, 9/15/2027 (a)	911,000	879,869
7.25%, 1/15/2029 (a)	1,105,000	1,156,901
NRG Energy, Inc.
5.75%, 1/15/2028	1,249,000	1,249,281
3.38%, 2/15/2029 (a)	308,000	282,643
5.25%, 6/15/2029 (a)	1,693,000	1,673,544
3.88%, 2/15/2032 (a)	195,000	174,798
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	52,000	50,005
PG&E Corp.
5.00%, 7/1/2028	94,000	92,067
5.25%, 7/1/2030	1,944,000	1,903,338
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	28,000	27,995
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,632,000	1,628,559
5.63%, 2/15/2027 (a)	1,519,000	1,516,715
5.00%, 7/31/2027 (a)	740,000	732,449
4.38%, 5/1/2029 (a)	1,086,000	1,039,689
7.75%, 10/15/2031 (a)	1,917,000	2,039,726
6.88%, 4/15/2032 (a)	902,000	936,901
		18,031,746
Electrical Equipment — 0.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	408,000	370,296
EnerSys 6.63%, 1/15/2032 (a)	679,000	712,892
Sensata Technologies BV
4.00%, 4/15/2029 (a)	990,000	932,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — continued
5.88%, 9/1/2030 (a)	1,072,000	1,070,745
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,381,000	1,325,691
		4,411,746
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,371,000	1,325,735
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	182,000	188,390
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	761,000	718,625
3.75%, 2/15/2031 (a)	517,000	466,828
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	661,000	623,825
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	504,000	520,729
		3,844,132
Energy Equipment & Services — 1.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	249,000	250,809
6.25%, 4/1/2028 (a)	1,152,000	1,156,865
Borr IHC Ltd. (Mexico) 10.38%, 11/15/2030 (a)	1,680,204	1,766,986
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	454,000	454,483
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	677,000	714,170
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	487,000	504,288
Global Marine, Inc. 7.00%, 6/1/2028	250,000	235,285
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	631,000	679,842
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	603,000	624,485
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	512,000	503,994
Nabors Industries, Inc.
7.38%, 5/15/2027 (a)	1,229,000	1,243,317
9.13%, 1/31/2030 (a)	62,000	66,439
8.88%, 8/15/2031 (a)	769,000	770,548
Noble Finance II LLC 8.00%, 4/15/2030 (a)	836,000	866,809
Oceaneering International, Inc. 6.00%, 2/1/2028	188,000	190,455
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	235,000	238,459
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	661,000	697,738
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	523,000	525,892
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,288,800	1,289,735
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	385,000	399,229
Transocean, Inc.
8.00%, 2/1/2027 (a)	2,017,000	2,016,792
8.25%, 5/15/2029 (a)	284,000	287,746
8.75%, 2/15/2030 (a)	724,200	764,999
7.50%, 4/15/2031	756,000	723,365
8.50%, 5/15/2031 (a)	142,000	144,089
6.80%, 3/15/2038	407,000	345,131
USA Compression Partners LP 6.88%, 9/1/2027	2,097,000	2,113,323
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,439,000	1,501,214
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	284,000	299,057
Viridien (France) 8.75%, 4/1/2027 (a)	523,000	501,025
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	2,073,000	2,151,498
Welltec International ApS (Denmark) 8.25%, 10/15/2026 (a)	329,000	335,242
		24,363,309
Entertainment — 0.8%
Allen Media LLC 10.50%, 2/15/2028 (a)	991,000	386,490
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	733,000	687,994
7.50%, 2/15/2029 (a)	1,322,000	962,964
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	875,000	906,440
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	139,000	136,543
7.00%, 8/1/2032 (a)	468,000	485,768
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	247,000	245,599
6.50%, 5/15/2027 (a)	829,000	843,276
4.75%, 10/15/2027 (a)	1,755,000	1,709,589
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	318,017
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,553,000	1,430,698
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	113,000	105,401
3.88%, 7/15/2030 (a)	1,759,000	1,632,823
3.00%, 2/15/2031 (a)	437,000	388,613
		10,240,215
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 2.8%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	148,000	141,595
Benteler International AG (Austria) 10.50%, 5/15/2028 (a)	516,000	549,500
Block, Inc.
2.75%, 6/1/2026	1,067,000	1,024,734
6.50%, 5/15/2032 (a)	1,565,000	1,622,925
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,738,000	2,919,392
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	1,412,000	1,509,676
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	1,835,000	1,842,812
6.63%, 1/15/2027 (a)	804,000	792,945
12.00%, 10/1/2028 (a)	275,000	299,371
12.25%, 10/1/2030 (a)	924,000	1,025,273
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	307,000	314,477
9.13%, 5/15/2031 (a)	423,000	426,040
Jefferies Finance LLC 5.00%, 8/15/2028 (a)	465,000	441,875
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	614,000	611,722
LD Holdings Group LLC
8.75%, 11/1/2027 (a)	224,000	208,632
6.13%, 4/1/2028 (a)	1,375,000	1,161,627
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	1,602,000	1,537,437
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	906,000	880,570
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a)	1,583,000	1,564,335
6.00%, 1/15/2027 (a)	1,579,000	1,576,156
5.50%, 8/15/2028 (a)	1,149,000	1,128,360
7.13%, 2/1/2032 (a)	647,000	670,178
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,369,000	1,507,986
Oxford Finance LLC 6.38%, 2/1/2027 (a)	393,000	387,656
Paysafe Finance plc 4.00%, 6/15/2029 (a)	377,000	354,730
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	1,255,000	1,248,244
4.25%, 2/15/2029 (a)	101,000	95,413
7.88%, 12/15/2029 (a)	720,000	764,033
7.13%, 11/15/2030 (a)	182,000	184,875
5.75%, 9/15/2031 (a)	869,000	838,017
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	937,000	920,599
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	571,000	543,142
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
3.63%, 3/1/2029 (a)	121,000	112,316
3.88%, 3/1/2031 (a)	757,000	690,476
4.00%, 10/15/2033 (a)	2,478,000	2,183,889
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	906,000	934,688
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	1,448,000	1,490,919
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	746,000	743,173
5.50%, 4/15/2029 (a)	1,482,000	1,445,331
		36,695,119
Food Products — 1.4%
B&G Foods, Inc.
5.25%, 9/15/2027	487,000	459,582
8.00%, 9/15/2028 (a)	607,000	631,060
Chobani LLC 7.63%, 7/1/2029 (a)	839,000	879,158
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	1,060,000	1,054,492
6.00%, 6/15/2030 (a)	527,000	533,450
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	407,000	428,164
H-Food Holdings LLC 8.50%, 6/1/2026 (a)	299,000	23,920
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	97,000	95,445
4.13%, 1/31/2030 (a)	1,709,000	1,590,796
4.38%, 1/31/2032 (a)	335,000	308,577
Pilgrim's Pride Corp.
4.25%, 4/15/2031	1,362,000	1,283,889
3.50%, 3/1/2032	867,000	766,682
6.25%, 7/1/2033	986,000	1,042,475
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	637,000	635,354
5.50%, 12/15/2029 (a)	2,056,000	2,020,677
4.63%, 4/15/2030 (a)	2,419,000	2,299,040
4.50%, 9/15/2031 (a)	1,673,000	1,556,732
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	894,000	881,860
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	1,085,000	1,020,297
TreeHouse Foods, Inc. 4.00%, 9/1/2028	460,000	425,224
		17,936,874
Gas Utilities — 0.3%
AmeriGas Partners LP
5.50%, 5/20/2025	219,000	218,351
5.88%, 8/20/2026	1,166,000	1,153,174
5.75%, 5/20/2027	371,000	362,380
9.38%, 6/1/2028 (a)	11,000	11,549
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Ferrellgas LP
5.38%, 4/1/2026 (a)	962,000	964,833
5.88%, 4/1/2029 (a)	542,000	508,128
Suburban Propane Partners LP
5.88%, 3/1/2027	6,000	5,974
5.00%, 6/1/2031 (a)	316,000	290,005
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	556,000	520,188
		4,034,582
Ground Transportation — 1.0%
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	1,069,000	1,065,810
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	619,000	604,451
4.75%, 4/1/2028 (a)	698,000	647,245
5.38%, 3/1/2029 (a)	1,157,000	1,060,089
8.00%, 2/15/2031 (a)	113,000	112,357
Brightline East LLC 11.00%, 1/31/2030 (a)	1,188,000	1,083,403
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	134,000	122,671
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	625,000	579,321
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	76,000	77,677
GN Bondco LLC 9.50%, 10/15/2031 (a)	1,321,000	1,344,609
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,231,000	966,262
12.63%, 7/15/2029 (a)	83,000	88,409
5.00%, 12/1/2029 (a)	312,000	210,492
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	939,000	866,993
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	2,240,000	2,196,846
Watco Cos. LLC 7.13%, 8/1/2032 (a)	73,000	75,591
XPO CNW, Inc. 6.70%, 5/1/2034	773,000	803,445
XPO, Inc. 7.13%, 2/1/2032 (a)	920,000	962,479
		12,868,150
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,007,000	1,953,150
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,496,000	1,571,122
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,701,000	1,570,943
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,619,000	4,362,961
6.25%, 4/1/2029 (a)	858,000	884,448
5.25%, 10/1/2029 (a)	2,634,000	2,586,948
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	299,000	326,273
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	961,000	1,005,049
Teleflex, Inc.
4.63%, 11/15/2027	1,319,000	1,293,692
4.25%, 6/1/2028 (a)	29,000	27,869
		15,582,455
Health Care Providers & Services — 3.9%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	730,000	684,555
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	576,000	571,584
5.00%, 4/15/2029 (a)	349,000	340,078
AdaptHealth LLC
6.13%, 8/1/2028 (a)	1,486,000	1,472,879
4.63%, 8/1/2029 (a)	99,000	90,339
5.13%, 3/1/2030 (a)	135,000	123,434
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	289,000	279,479
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,408,000	2,330,334
8.00%, 12/15/2027 (a)	590,000	591,012
6.00%, 1/15/2029 (a)	1,750,000	1,660,253
6.88%, 4/15/2029 (a)	428,000	368,307
6.13%, 4/1/2030 (a)	1,521,000	1,204,487
5.25%, 5/15/2030 (a)	488,000	437,558
4.75%, 2/15/2031 (a)	2,235,000	1,906,288
10.88%, 1/15/2032 (a)	1,092,000	1,182,113
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	111,000	116,116
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,435,000	2,295,960
3.75%, 2/15/2031 (a)	2,248,000	2,000,948
Encompass Health Corp.
4.50%, 2/1/2028	1,373,000	1,342,333
4.75%, 2/1/2030	474,000	459,565
Global Medical Response, Inc. 10.00% (Blend (Cash 8.75% + PIK 1.25%)), 10/31/2028 (a) (b)	1,159,029	1,151,888
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	375,000	357,871
Heartland Dental LLC 10.50%, 4/30/2028 (a)	443,000	474,474
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	1,138,000	1,069,720
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	1,679,000	1,637,984
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	1,493,000	1,393,579
9.88%, 8/15/2030 (a)	515,000	564,791
11.00%, 10/15/2030 (a)	50,000	56,350
10.00%, 6/1/2032 (a)	369,000	400,484
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	1,098,000	1,056,443
3.88%, 11/15/2030 (a)	448,000	411,912
3.88%, 5/15/2032 (a)	645,000	578,713
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	2,113,000	1,557,443
5.75%, 11/1/2028 (a)	608,000	269,755
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,072,000	1,016,833
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	512,925
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (b)	995,306	949,190
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,875,000	1,884,266
Star Parent, Inc. 9.00%, 10/1/2030 (a)	1,228,000	1,310,923
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	387,000	406,473
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,569,000	1,555,347
4.63%, 6/15/2028	1,758,000	1,717,851
6.13%, 10/1/2028	2,361,000	2,365,344
4.25%, 6/1/2029	1,570,000	1,506,552
4.38%, 1/15/2030	1,330,000	1,271,553
6.75%, 5/15/2031	2,627,000	2,723,466
6.88%, 11/15/2031	1,430,000	1,556,250
Toledo Hospital (The) Series B, 5.33%, 11/15/2028	325,000	319,312
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	809,000	827,613
		50,362,927
Health Care REITs — 0.3%
Diversified Healthcare Trust
Zero Coupon, 1/15/2026 (a)	174,000	155,624
4.75%, 2/15/2028	1,304,000	1,145,823
MPT Operating Partnership LP
5.00%, 10/15/2027	2,086,000	1,770,436
4.63%, 8/1/2029	482,000	370,644
		3,442,527
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	480,000	476,681
5.00%, 5/15/2027 (a)	273,000	271,026
6.50%, 5/15/2030 (a)	1,648,000	1,709,760
		2,457,467
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	892,000	887,509
4.88%, 5/15/2029 (a)	879,000	838,567
7.00%, 2/1/2030 (a)	294,000	301,358
RHP Hotel Properties LP
4.75%, 10/15/2027	1,839,000	1,801,493
4.50%, 2/15/2029 (a)	525,000	503,881
RLJ Lodging Trust LP
3.75%, 7/1/2026 (a)	749,000	724,114
4.00%, 9/15/2029 (a)	381,000	345,802
Service Properties Trust
5.25%, 2/15/2026	491,000	478,744
4.95%, 2/15/2027	642,000	595,208
5.50%, 12/15/2027	724,000	681,054
8.38%, 6/15/2029	214,000	211,957
4.38%, 2/15/2030	78,000	57,626
8.63%, 11/15/2031 (a)	1,457,000	1,558,594
8.88%, 6/15/2032	600,000	565,161
XHR LP
6.38%, 8/15/2025 (a)	86,000	86,005
4.88%, 6/1/2029 (a)	1,091,000	1,038,240
		10,675,313
Hotels, Restaurants & Leisure — 7.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,666,000	1,590,926
4.38%, 1/15/2028 (a)	1,163,000	1,124,312
4.00%, 10/15/2030 (a)	4,097,000	3,752,775
Acushnet Co. 7.38%, 10/15/2028 (a)	69,000	72,365
Affinity Interactive 6.88%, 12/15/2027 (a)	563,000	482,606
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	263,000	241,335
Boyd Gaming Corp.
4.75%, 12/1/2027	707,000	693,756
4.75%, 6/15/2031 (a)	514,000	483,616
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	696,000	668,038
Brinker International, Inc. 8.25%, 7/15/2030 (a)	788,000	837,712
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,591,000	1,624,793
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.63%, 10/15/2029 (a)	2,297,000	2,172,753
7.00%, 2/15/2030 (a)	2,750,000	2,847,812
Carnival Corp.
5.75%, 3/1/2027 (a)	2,735,000	2,744,058
4.00%, 8/1/2028 (a)	3,960,000	3,771,900
7.00%, 8/15/2029 (a)	1,729,000	1,814,672
10.50%, 6/1/2030 (a)	1,305,000	1,416,382
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	335,000	362,426
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	611,000	608,968
Cedar Fair LP 5.25%, 7/15/2029	1,495,000	1,473,372
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	1,721,000	1,712,918
5.75%, 4/1/2030 (a)	1,932,000	1,920,391
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	25,000	25,114
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	470,000	453,400
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	630,000	624,505
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	941,000	880,309
6.75%, 1/15/2030 (a)	1,581,000	1,421,253
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	539,000	532,856
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	626,000	627,092
3.75%, 5/1/2029 (a)	1,265,000	1,189,931
4.88%, 1/15/2030	1,832,000	1,797,717
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029 (a)	1,052,000	994,638
4.88%, 7/1/2031 (a)	1,607,000	1,440,792
6.63%, 1/15/2032 (a)	25,000	25,301
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,962,000	1,951,466
International Game Technology plc
4.13%, 4/15/2026 (a)	1,617,000	1,586,867
6.25%, 1/15/2027 (a)	393,000	399,468
5.25%, 1/15/2029 (a)	435,000	429,422
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	198,000	188,893
KFC Holding Co. 4.75%, 6/1/2027 (a)	1,601,000	1,579,146
Life Time, Inc.
5.75%, 1/15/2026 (a)	1,071,000	1,071,176
8.00%, 4/15/2026 (a)	344,000	349,184
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	1,528,000	1,545,240
7.50%, 9/1/2031 (a)	102,000	107,407
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	53,000	54,863
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	529,000	525,637
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	345,000	325,253
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	1,274,000	1,216,109
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	1,125,000	1,108,623
MGM Resorts International
4.63%, 9/1/2026	1,471,000	1,451,090
5.50%, 4/15/2027	621,000	620,931
4.75%, 10/15/2028	352,000	342,623
6.50%, 4/15/2032	356,000	358,545
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	715,000	682,634
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,569,000	1,519,403
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	200,000	189,225
NCL Corp. Ltd.
5.88%, 3/15/2026 (a)	1,859,000	1,857,986
5.88%, 2/15/2027 (a)	2,337,000	2,342,228
8.38%, 2/1/2028 (a)	224,000	235,783
8.13%, 1/15/2029 (a)	148,000	158,300
7.75%, 2/15/2029 (a)	370,000	394,866
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	163,000	164,903
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	686,000	707,059
Penn Entertainment, Inc.
5.63%, 1/15/2027 (a)	18,000	17,703
4.13%, 7/1/2029 (a)	1,192,000	1,067,612
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	825,000	890,446
Raptor Acquisition Corp. 4.88%, 11/1/2026 (a)	79,000	76,336
Resorts World Las Vegas LLC 4.63%, 4/6/2031 (a)	1,500,000	1,300,950
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (a)	460,000	451,903
5.50%, 8/31/2026 (a)	2,442,000	2,445,460
5.38%, 7/15/2027 (a)	1,382,000	1,384,362
7.50%, 10/15/2027	806,000	861,448
5.50%, 4/1/2028 (a)	313,000	315,417
7.25%, 1/15/2030 (a)	1,824,000	1,928,258
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.25%, 3/15/2032 (a)	988,000	1,020,325
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a)	1,453,000	1,396,788
11.25%, 12/15/2027 (a)	246,000	249,169
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	817,000	808,063
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	691,000	668,374
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	906,000	899,552
7.25%, 5/15/2031 (a)	777,000	805,830
6.63%, 5/1/2032 (a)	219,000	225,412
Sizzling Platter LLC 8.50%, 11/28/2025 (a)	578,000	581,793
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	60,000	58,700
Station Casinos LLC
4.50%, 2/15/2028 (a)	1,285,000	1,233,304
6.63%, 3/15/2032 (a)	1,026,000	1,046,596
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	720,000	715,337
10.50%, 5/15/2029 (a)	844,000	841,875
Travel + Leisure Co.
6.60%, 10/1/2025 (f)	208,000	210,353
6.63%, 7/31/2026 (a)	1,518,000	1,545,011
6.00%, 4/1/2027 (f)	248,000	248,661
4.63%, 3/1/2030 (a)	247,000	229,057
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	10,000	10,395
Viking Cruises Ltd.
5.88%, 9/15/2027 (a)	485,000	484,424
9.13%, 7/15/2031 (a)	130,000	142,617
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	719,000	713,019
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,918,000	1,881,658
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	8,000	7,657
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	1,031,000	1,024,143
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	875,000	856,108
7.13%, 2/15/2031 (a)	516,000	547,648
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	1,664,000	1,632,685
3.63%, 3/15/2031	147,000	134,921
4.63%, 1/31/2032	558,000	528,855
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
5.38%, 4/1/2032	1,498,000	1,485,077
6.88%, 11/15/2037	157,000	175,399
		99,043,825
Household Durables — 1.5%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	745,000	783,720
Ashton Woods USA LLC
6.63%, 1/15/2028 (a)	212,000	213,553
4.63%, 4/1/2030 (a)	785,000	738,808
Beazer Homes USA, Inc.
5.88%, 10/15/2027	687,000	683,136
7.25%, 10/15/2029	315,000	321,773
7.50%, 3/15/2031 (a)	11,000	11,198
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	514,000	512,164
4.88%, 2/15/2030 (a)	1,451,000	1,352,548
Century Communities, Inc. 3.88%, 8/15/2029 (a)	1,427,000	1,322,102
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	269,000	284,841
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	475,000	500,531
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	551,000	544,978
KB Home
6.88%, 6/15/2027	352,000	366,095
7.25%, 7/15/2030	289,000	301,491
4.00%, 6/15/2031	17,000	15,655
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	325,000	346,271
M/I Homes, Inc. 4.95%, 2/1/2028	683,000	669,356
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027 (a)	636,000	627,524
4.63%, 3/1/2030 (a)	433,000	408,292
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	684,000	712,227
Newell Brands, Inc.
5.70%, 4/1/2026 (f)	1,202,000	1,197,753
6.38%, 9/15/2027	895,000	899,245
6.63%, 9/15/2029	922,000	920,583
7.00%, 4/1/2046 (f)	756,000	655,502
Shea Homes LP 4.75%, 2/15/2028	358,000	349,831
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	980,000	519,373
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (a)	787,000	796,484
5.13%, 8/1/2030 (a)	728,000	719,435
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	1,386,000	1,285,225
3.88%, 10/15/2031 (a)	22,000	19,349
TopBuild Corp. 4.13%, 2/15/2032 (a)	1,049,000	954,784
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	655,000	658,930
		19,692,757
Household Products — 0.3%
Central Garden & Pet Co. 4.13%, 4/30/2031 (a)	1,206,000	1,092,812
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	318,000	321,412
4.75%, 6/15/2028 (a)	1,413,000	1,361,832
Kronos Acquisition Holdings, Inc. (Canada) 10.75%, 6/30/2032 (a)	753,000	750,668
		3,526,724
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (c)	1,507,000	1,552,344
Atlantica Sustainable Infrastructure plc (Spain) 4.13%, 6/15/2028 (a)	670,000	663,882
Calpine Corp.
5.25%, 6/1/2026 (a)	665,000	661,072
4.50%, 2/15/2028 (a)	2,762,000	2,678,726
5.13%, 3/15/2028 (a)	1,078,000	1,051,908
4.63%, 2/1/2029 (a)	153,000	145,934
5.00%, 2/1/2031 (a)	725,000	695,171
3.75%, 3/1/2031 (a)	329,000	300,513
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	1,226,000	1,191,065
3.75%, 2/15/2031 (a)	1,439,000	1,305,716
Lightning Power LLC 7.25%, 8/15/2032 (a)	870,000	898,969
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	827,000	895,473
TransAlta Corp. (Canada)
7.75%, 11/15/2029	870,000	918,931
6.50%, 3/15/2040	228,000	236,812
		13,196,516
Insurance — 2.5%
Acrisure LLC
8.25%, 2/1/2029 (a)	1,845,000	1,898,953
6.00%, 8/1/2029 (a)	1,061,000	1,013,272
7.50%, 11/6/2030 (a)	832,000	853,966
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	603,000	581,164
6.75%, 10/15/2027 (a)	1,365,000	1,358,346
6.75%, 4/15/2028 (a)	844,000	859,621
5.88%, 11/1/2029 (a)	644,000	626,961
7.00%, 1/15/2031 (a)	1,370,000	1,415,965
AmWINS Group, Inc.
6.38%, 2/15/2029 (a)	117,000	119,963
4.88%, 6/30/2029 (a)	1,269,000	1,209,695
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	973,000	1,004,400
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	1,300,000	1,346,337
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (c)	1,026,000	1,042,692
AssuredPartners, Inc.
5.63%, 1/15/2029 (a)	1,523,000	1,455,477
7.50%, 2/15/2032 (a)	491,000	500,866
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	353,000	369,369
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	1,059,000	1,007,893
Constellation Insurance, Inc. 6.80%, 1/24/2030 (a) (f)	200,000	199,175
Genworth Holdings, Inc. 6.50%, 6/15/2034	911,000	906,475
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	828,000	778,039
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (c)	121,000	123,776
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	674,000	693,666
8.13%, 2/15/2032 (a)	601,000	612,003
HUB International Ltd.
5.63%, 12/1/2029 (a)	643,000	627,698
7.25%, 6/15/2030 (a)	3,552,000	3,709,165
7.38%, 1/31/2032 (a)	1,399,000	1,450,395
Jones Deslauriers Insurance Management, Inc. (Canada) 10.50%, 12/15/2030 (a)	632,000	686,903
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	292,000	316,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (c)	441,000	413,813
4.30%, 2/1/2061 (a)	131,000	85,774
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	3,097,000	3,225,872
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	873,000	836,356
USI, Inc. 7.50%, 1/15/2032 (a)	791,000	828,578
		32,159,543
Interactive Media & Services — 0.1%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	396,000	393,662
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	426,000	393,102
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	291,000	260,642
		1,047,406
IT Services — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	730,000	700,384
Amentum Escrow Corp. 7.25%, 8/1/2032 (a)	379,000	396,282
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	96,000	87,723
6.13%, 12/1/2028 (a)	993,000	842,693
ASGN, Inc. 4.63%, 5/15/2028 (a)	494,000	477,288
Cablevision Lightpath LLC
3.88%, 9/15/2027 (a)	651,000	610,957
5.63%, 9/15/2028 (a)	204,000	184,953
Cogent Communications Group LLC
3.50%, 5/1/2026 (a)	89,000	86,104
7.00%, 6/15/2027 (a)	643,000	650,770
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,190,000	1,130,712
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	501,000	519,737
ION Trading Technologies Sarl (Luxembourg) 9.50%, 5/30/2029 (a)	403,000	427,917
ION Trading Technologies SARL (Luxembourg) 5.75%, 5/15/2028 (a)	632,000	594,873
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028 (a)	95,000	94,215
6.00%, 2/15/2029 (a)	1,186,000	756,345
Twilio, Inc.
3.63%, 3/15/2029	570,000	526,600
3.88%, 3/15/2031	476,000	436,557
Unisys Corp. 6.88%, 11/1/2027 (a)	179,000	167,549
Virtusa Corp. 7.13%, 12/15/2028 (a)	259,000	243,771
		8,935,430
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	873,000	881,730
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	294,000	293,970
		1,175,700
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	577,000	556,351
3.75%, 3/15/2029 (a)	630,000	590,345
4.00%, 3/15/2031 (a)	849,000	781,310
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	1,042,000	1,062,357
		2,990,363
Machinery — 1.0%
Amsted Industries, Inc.
5.63%, 7/1/2027 (a)	204,000	203,629
4.63%, 5/15/2030 (a)	508,000	477,846
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	990,000	1,073,426
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	1,969,000	2,068,907
9.50%, 1/1/2031 (a)	408,000	443,136
Enpro, Inc. 5.75%, 10/15/2026	891,000	886,333
Esab Corp. 6.25%, 4/15/2029 (a)	79,000	81,156
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	321,000	214,904
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	839,000	673,204
Hillenbrand, Inc.
5.00%, 9/15/2026 (f)	246,000	245,060
6.25%, 2/15/2029	678,000	686,601
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	544,000	557,644
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	630,000	595,553
OT Merger Corp. 7.88%, 10/15/2029 (a)	388,000	173,048
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	320,000	309,377
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	784,000	817,931
Terex Corp. 5.00%, 5/15/2029 (a)	617,000	599,048
Titan International, Inc. 7.00%, 4/30/2028	387,000	378,448
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,141,000	2,107,729
Wabash National Corp. 4.50%, 10/15/2028 (a)	617,000	568,005
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Werner FinCo. LP
11.50%, 6/15/2028 (a)	56,000	61,688
14.50% (Blend (Cash 8.75% + PIK 5.75%)), 10/15/2028 (a) (b)	7,324	7,216
		13,229,889
Marine Transportation — 0.0% ^
Danaos Corp. (Greece) 8.50%, 3/1/2028 (a)	188,000	193,242
Media — 6.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	60,000	56,254
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	227,000	228,135
4.25%, 2/15/2029	1,948,000	1,381,313
Cable One, Inc. 4.00%, 11/15/2030 (a)	1,210,000	928,603
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,647,000	2,585,887
7.75%, 4/15/2028 (a)	983,000	856,782
7.50%, 6/1/2029 (a)	159,000	134,073
CMG Media Corp. 8.88%, 12/15/2027 (a)	500,000	265,000
CSC Holdings LLC
5.50%, 4/15/2027 (a)	876,000	714,717
5.38%, 2/1/2028 (a)	2,294,000	1,763,834
7.50%, 4/1/2028 (a)	1,603,000	821,646
11.25%, 5/15/2028 (a)	922,000	819,370
6.50%, 2/1/2029 (a)	1,109,000	837,030
5.75%, 1/15/2030 (a)	2,067,000	817,653
4.13%, 12/1/2030 (a)	2,894,000	1,908,470
4.63%, 12/1/2030 (a)	2,202,000	860,969
3.38%, 2/15/2031 (a)	1,746,000	1,122,752
4.50%, 11/15/2031 (a)	2,298,000	1,528,303
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	496,000	195,920
Directv Financing LLC
5.88%, 8/15/2027 (a)	3,627,000	3,512,091
8.88%, 2/1/2030 (a)	870,000	882,631
DISH DBS Corp.
7.75%, 7/1/2026	1,923,000	1,293,873
5.25%, 12/1/2026 (a)	3,119,000	2,671,815
7.38%, 7/1/2028	1,801,000	927,010
5.75%, 12/1/2028 (a)	2,281,000	1,755,019
5.13%, 6/1/2029	1,435,000	653,368
DISH Network Corp. 11.75%, 11/15/2027 (a)	3,973,000	4,039,607
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	57,000	56,946
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
GCI LLC 4.75%, 10/15/2028 (a)	831,000	788,257
Gray Television, Inc.
7.00%, 5/15/2027 (a)	1,044,000	1,006,934
4.75%, 10/15/2030 (a)	2,284,000	1,300,518
5.38%, 11/15/2031 (a)	684,000	391,790
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,151,417	967,034
8.38%, 5/1/2027	1,482,864	675,258
5.25%, 8/15/2027 (a)	203,000	126,977
4.75%, 1/15/2028 (a)	112,000	64,246
Lamar Media Corp.
3.75%, 2/15/2028	797,000	763,614
4.88%, 1/15/2029	400,000	392,854
4.00%, 2/15/2030	16,000	14,939
3.63%, 1/15/2031	1,106,000	1,001,494
LCPR Senior Secured Financing DAC (Puerto Rico) 6.75%, 10/15/2027 (a)	1,801,000	1,646,587
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	1,256,000	1,231,035
8.00%, 8/1/2029 (a)	557,000	554,683
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	2,699,000	2,694,601
News Corp.
3.88%, 5/15/2029 (a)	1,411,000	1,326,977
5.13%, 2/15/2032 (a)	772,000	750,578
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,433,000	1,400,337
4.75%, 11/1/2028 (a)	935,000	873,595
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	429,000	426,017
4.25%, 1/15/2029 (a)	930,000	877,767
4.63%, 3/15/2030 (a)	317,000	297,209
7.38%, 2/15/2031 (a)	576,000	612,226
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	1,882,000	1,720,787
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	1,544,000	1,223,272
6.50%, 9/15/2028 (a)	1,102,000	592,829
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	31,000	22,188
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	33,000	23,286
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (a)	2,243,000	2,144,158
5.00%, 8/1/2027 (a)	1,400,000	1,368,509
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.00%, 7/15/2028 (a)	2,067,000	1,936,047
5.50%, 7/1/2029 (a)	2,066,000	2,010,742
4.13%, 7/1/2030 (a)	724,000	649,850
3.88%, 9/1/2031 (a)	149,000	127,856
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,784,000	1,691,184
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	603,000	592,900
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	711,000	661,749
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	441,000	434,222
TEGNA, Inc.
4.75%, 3/15/2026 (a)	1,929,000	1,904,913
4.63%, 3/15/2028	403,000	378,786
5.00%, 9/15/2029	595,000	552,637
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	837,000	835,401
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,706,000	1,688,637
8.00%, 8/15/2028 (a)	1,711,000	1,731,079
4.50%, 5/1/2029 (a)	1,048,000	919,693
7.38%, 6/30/2030 (a)	1,110,000	1,065,422
8.50%, 7/31/2031 (a)	390,000	389,225
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	2,366,000	2,140,583
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	269,000	268,101
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	540,000	503,451
		81,382,105
Metals & Mining — 2.4%
Alcoa Nederland Holding BV
6.13%, 5/15/2028 (a)	527,000	533,796
4.13%, 3/31/2029 (a)	1,419,000	1,351,942
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	290,000	293,503
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	1,288,000	1,384,787
ATI, Inc.
7.25%, 8/15/2030	897,000	952,537
5.13%, 10/1/2031	503,000	483,785
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	420,000	377,282
Big River Steel LLC 6.63%, 1/31/2029 (a)	743,000	751,270
Carpenter Technology Corp. 6.38%, 7/15/2028	429,000	429,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	953,000	893,699
6.75%, 4/15/2030 (a)	2,138,000	2,167,573
7.00%, 3/15/2032 (a)	226,000	226,962
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	229,000	216,508
Commercial Metals Co.
3.88%, 2/15/2031	77,000	69,849
4.38%, 3/15/2032	124,000	114,916
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	521,000	506,675
Constellium SE
5.63%, 6/15/2028 (a)	980,000	972,359
3.75%, 4/15/2029 (a)	335,000	309,121
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	924,000	912,662
FMG Resources August 2006 Pty. Ltd. (Australia)
5.88%, 4/15/2030 (a)	1,740,000	1,737,128
4.38%, 4/1/2031 (a)	1,192,000	1,093,632
6.13%, 4/15/2032 (a)	1,185,000	1,183,470
Hecla Mining Co. 7.25%, 2/15/2028	914,000	929,640
Hudbay Minerals, Inc. (Canada) 4.50%, 4/1/2026 (a)	1,075,000	1,060,143
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	708,000	688,148
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	954,000	968,386
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	832,000	790,104
4.50%, 6/1/2031 (a)	402,000	361,263
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	476,000	480,065
8.00%, 11/1/2027 (a)	1,900,000	1,929,879
8.50%, 5/1/2030 (a)	846,000	879,764
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	833,000	840,923
Novelis Corp.
3.25%, 11/15/2026 (a)	469,000	451,387
4.75%, 1/30/2030 (a)	2,629,000	2,510,708
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	507,000	460,654
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	348,000	361,606
TMS International Corp. 6.25%, 4/15/2029 (a)	628,000	588,556
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
United States Steel Corp.
6.88%, 3/1/2029	997,000	1,005,292
6.65%, 6/1/2037	396,000	410,591
		31,679,974
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	888,000	787,199
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	591,000	551,913
Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025 (a)	827,000	824,041
4.25%, 2/1/2027 (a)	1,298,000	1,259,634
4.75%, 6/15/2029 (a)	254,000	244,822
Rithm Capital Corp.
6.25%, 10/15/2025 (a)	456,000	455,057
8.00%, 4/1/2029 (a)	600,000	597,147
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	1,620,000	1,559,182
4.38%, 1/15/2027 (a)	164,000	159,310
		6,438,305
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	1,029,000	955,531
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	1,656,000	1,551,385
8.88%, 4/12/2029	83,000	90,200
Hudson Pacific Properties LP
5.95%, 2/15/2028	735,000	656,495
3.25%, 1/15/2030	12,000	8,864
Office Properties Income Trust
9.00%, 3/31/2029 (a)	353,000	334,424
9.00%, 9/30/2029 (a)	927,000	752,974
		3,394,342
Oil, Gas & Consumable Fuels — 10.3%
Aethon United BR LP 8.25%, 2/15/2026 (a)	1,142,000	1,157,797
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,935,000	1,935,544
6.63%, 2/1/2032 (a)	1,093,000	1,126,248
Antero Resources Corp.
7.63%, 2/1/2029 (a)	59,000	61,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.38%, 3/1/2030 (a)	306,000	302,292
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	1,480,000	1,484,689
8.25%, 12/31/2028 (a)	70,000	71,928
5.88%, 6/30/2029 (a)	432,000	430,942
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,958,000	2,086,421
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	949,000	939,765
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,152,000	1,151,649
7.00%, 7/15/2029 (a)	165,000	171,627
Buckeye Partners LP
3.95%, 12/1/2026	457,000	443,992
4.13%, 12/1/2027	1,069,000	1,025,339
4.50%, 3/1/2028 (a)	739,000	708,380
6.88%, 7/1/2029 (a)	76,000	77,726
5.85%, 11/15/2043	33,000	29,846
California Resources Corp. 7.13%, 2/1/2026 (a)	534,000	536,077
Calumet Specialty Products Partners LP
8.13%, 1/15/2027 (a)	137,000	132,542
9.75%, 7/15/2028 (a)	1,028,000	1,010,736
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	1,466,000	1,465,160
6.75%, 4/15/2029 (a)	571,000	579,532
Chord Energy Corp. 6.38%, 6/1/2026 (a)	664,000	667,725
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	551,000	580,899
8.63%, 11/1/2030 (a)	1,881,000	2,044,653
8.75%, 7/1/2031 (a)	1,848,000	1,994,319
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	404,000	376,805
CNX Resources Corp.
6.00%, 1/15/2029 (a)	939,000	941,593
7.38%, 1/15/2031 (a)	1,018,000	1,063,817
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	463,000	455,134
5.88%, 1/15/2030 (a)	2,377,000	2,247,268
CQP Holdco LP 5.50%, 6/15/2031 (a)	2,197,000	2,153,809
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	972,000	1,030,653
7.63%, 4/1/2032 (a)	25,000	25,779
7.38%, 1/15/2033 (a)	1,200,000	1,230,853
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	444,000	418,711
8.50%, 1/15/2029 (a)	479,000	488,005
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	630,000	634,885
8.63%, 3/15/2029 (a)	300,000	315,443
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,175,000	1,116,238
4.38%, 6/15/2031 (a)	1,159,000	1,089,038
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	579,000	596,852
8.75%, 5/1/2031 (a)	25,000	26,556
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	359,000	365,317
Energean plc (Israel) 6.50%, 4/30/2027 (a)	596,000	586,687
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	256,000	272,372
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (c)	175,000	177,236
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	23,000	23,024
4.13%, 12/1/2026	734,000	720,936
6.50%, 7/1/2027 (a)	693,000	710,319
5.50%, 7/15/2028	873,000	878,826
4.50%, 1/15/2029 (a)	1,584,000	1,535,063
4.75%, 1/15/2031 (a)	989,000	950,227
6.50%, 7/15/2048	1,210,000	1,249,801
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	476,000	510,388
Genesis Energy LP
8.00%, 1/15/2027	1,000,000	1,023,915
8.25%, 1/15/2029	710,000	737,741
8.88%, 4/15/2030	938,000	995,632
7.88%, 5/15/2032	1,404,000	1,440,751
Global Partners LP
6.88%, 1/15/2029	186,000	187,330
8.25%, 1/15/2032 (a)	1,005,000	1,044,769
Gulfport Energy Corp. 8.00%, 5/17/2026	331,999	337,234
Harbour Energy plc (United Kingdom) 5.50%, 10/15/2026 (a)	230,000	228,308
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	1,028,000	1,052,059
7.50%, 5/15/2032 (a)	645,000	678,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,932
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	1,249,000	1,245,578
5.13%, 6/15/2028 (a)	1,611,000	1,592,591
6.50%, 6/1/2029 (a)	111,000	114,529
4.25%, 2/15/2030 (a)	412,000	389,390
5.50%, 10/15/2030 (a)	317,000	314,054
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	1,672,000	1,680,810
6.00%, 4/15/2030 (a)	458,000	455,645
6.25%, 4/15/2032 (a)	672,000	669,709
8.38%, 11/1/2033 (a)	822,000	900,242
6.88%, 5/15/2034 (a)	252,000	254,899
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	501,000	534,090
7.38%, 7/15/2032 (a)	29,000	30,023
Ithaca Energy North Sea plc (United Kingdom) 9.00%, 7/15/2026 (a)	874,000	889,928
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,058,000	997,615
Karoon USA Finance, Inc. (Brazil) 10.50%, 5/14/2029 (a)	299,000	307,463
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	1,473,000	1,517,753
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	36,000	37,103
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	674,000	737,818
Matador Resources Co. 6.88%, 4/15/2028 (a)	1,259,000	1,291,718
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	1,005,000	995,178
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	109,000	109,938
Murphy Oil Corp.
5.88%, 12/1/2027	61,000	61,132
6.38%, 7/15/2028	190,000	192,454
5.87%, 12/1/2042 (f)	663,000	603,297
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	1,106,000	1,078,503
6.50%, 9/30/2026 (a)	2,003,000	1,733,850
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	282,000	288,406
8.38%, 2/15/2032 (a)	2,548,000	2,622,216
Northern Oil & Gas, Inc.
8.13%, 3/1/2028 (a)	1,323,000	1,352,707
8.75%, 6/15/2031 (a)	396,000	422,977
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	75,000	77,437
NuStar Logistics LP
5.75%, 10/1/2025	860,000	859,847
6.00%, 6/1/2026	1,697,000	1,712,874
Parkland Corp. (Canada)
5.88%, 7/15/2027 (a)	732,000	731,261
4.50%, 10/1/2029 (a)	507,000	478,595
4.63%, 5/1/2030 (a)	1,539,000	1,439,401
PBF Holding Co. LLC
6.00%, 2/15/2028	708,000	701,048
7.88%, 9/15/2030 (a)	593,000	616,639
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	856,000	883,906
5.88%, 7/1/2029 (a)	2,144,000	2,144,244
9.88%, 7/15/2031 (a)	44,000	49,278
7.00%, 1/15/2032 (a)	1,250,000	1,311,264
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	284,000	297,047
Range Resources Corp. 8.25%, 1/15/2029	1,302,000	1,349,460
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	323,000	308,708
4.80%, 5/15/2030 (a)	668,000	620,089
6.88%, 4/15/2040 (a)	639,000	619,378
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (a)	911,000	959,486
SM Energy Co.
6.75%, 9/15/2026	472,000	472,442
6.63%, 1/15/2027	319,000	319,476
6.50%, 7/15/2028	689,000	692,794
7.00%, 8/1/2032 (a)	621,000	636,196
South Bow Canadian Infrastructure Holdings Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (a) (c)	462,000	475,999
Southwestern Energy Co.
5.38%, 3/15/2030	1,136,000	1,126,085
4.75%, 2/1/2032	2,662,000	2,522,996
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	146,000	146,737
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	796,000	826,150
Sunnova Energy Corp. 11.75%, 10/1/2028 (a)	953,000	884,841
Sunoco LP
6.00%, 4/15/2027	1,120,000	1,121,623
7.00%, 5/1/2029 (a)	117,000	121,877
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.50%, 5/15/2029	1,815,000	1,742,592
4.50%, 4/30/2030	1,875,000	1,781,626
7.25%, 5/1/2032 (a)	283,000	299,316
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,343,000	1,339,207
5.50%, 1/15/2028 (a)	493,000	475,683
7.38%, 2/15/2029 (a)	89,000	90,959
6.00%, 9/1/2031 (a)	1,217,000	1,153,360
Talos Production, Inc.
9.00%, 2/1/2029 (a)	888,000	943,350
9.38%, 2/1/2031 (a)	928,000	991,053
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	398,000	396,234
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	811,000	795,646
4.75%, 1/15/2030 (a)	559,000	527,890
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	1,290,000	1,252,272
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	143,677	141,718
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,218,000	1,151,478
6.25%, 1/15/2030 (a)	1,341,000	1,394,256
4.13%, 8/15/2031 (a)	1,361,000	1,261,628
3.88%, 11/1/2033 (a)	618,000	549,748
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	2,385,000	2,497,696
9.50%, 2/1/2029 (a)	4,094,000	4,613,688
7.00%, 1/15/2030 (a)	202,000	206,514
8.38%, 6/1/2031 (a)	3,264,000	3,464,746
9.88%, 2/1/2032 (a)	1,470,000	1,633,170
Vermilion Energy, Inc. (Canada) 6.88%, 5/1/2030 (a)	993,000	997,625
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	213,000	211,080
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	705,000	713,478
9.75%, 10/15/2030	280,000	307,319
7.88%, 4/15/2032 (a)	815,000	834,389
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	601,000	616,801
		132,472,568
Paper & Forest Products — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	451,000	413,200
Glatfelter Corp. 4.75%, 11/15/2029 (a)	1,081,000	940,119
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	125,000	116,087
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — continued
Mercer International, Inc. (Germany)
5.50%, 1/15/2026	75,000	72,506
5.13%, 2/1/2029	650,000	531,342
		2,073,254
Passenger Airlines — 1.3%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	1,850,000	1,785,127
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	215,000	204,120
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	1,033,000	1,020,461
American Airlines, Inc.
5.50%, 4/20/2026 (a)	969,505	964,484
7.25%, 2/15/2028 (a)	38,000	38,236
5.75%, 4/20/2029 (a)	2,625,009	2,573,112
8.50%, 5/15/2029 (a)	1,732,000	1,800,693
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,340,000	1,324,416
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	1,618,000	1,010,469
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,743,000	1,700,940
4.63%, 4/15/2029 (a)	2,367,000	2,253,149
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	940,000	882,226
9.50%, 6/1/2028 (a)	1,348,000	1,260,623
		16,818,056
Personal Care Products — 0.6%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	685,000	711,428
Coty, Inc.
4.75%, 1/15/2029 (a)	1,811,000	1,763,303
6.63%, 7/15/2030 (a)	709,000	734,285
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	484,000	480,116
4.13%, 4/1/2029 (a)	748,000	708,913
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	192,000	191,149
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	1,701,000	1,675,353
5.15%, 6/15/2030 (f)	295,000	285,108
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	607,000	598,133
3.75%, 4/1/2031 (a)	790,000	715,981
		7,863,769
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	195,000	175,897
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
8.50%, 1/31/2027 (a)	1,971,000	1,458,540
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,822,000	1,753,885
6.13%, 2/1/2027 (a)	1,430,000	1,220,998
5.75%, 8/15/2027 (a)	693,000	561,330
5.00%, 1/30/2028 (a)	469,000	262,640
4.88%, 6/1/2028 (a)	954,000	712,638
11.00%, 9/30/2028 (a)	1,126,000	1,030,290
5.00%, 2/15/2029 (a)	281,000	144,715
6.25%, 2/15/2029 (a)	99,000	52,470
5.25%, 1/30/2030 (a)	646,000	323,000
14.00%, 10/15/2030 (a)	425,000	371,506
5.25%, 2/15/2031 (a)	700,000	350,000
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	1,383,000	1,375,436
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	821,000	788,535
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	817,000	846,023
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	1,310,000	1,390,932
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	1,108,000	1,107,776
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	785,000	492,583
Jazz Securities DAC 4.38%, 1/15/2029 (a)	854,000	812,727
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	203,000	221,488
Organon & Co.
4.13%, 4/30/2028 (a)	2,957,000	2,826,947
5.13%, 4/30/2031 (a)	1,278,000	1,196,903
6.75%, 5/15/2034 (a)	324,000	335,772
7.88%, 5/15/2034 (a)	887,000	934,613
P&L Development LLC 7.75%, 11/15/2025 (a)	863,000	811,184
		21,558,828
Professional Services — 0.3%
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	1,010,000	986,414
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	1,081,000	1,011,612
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	561,000	555,513
Science Applications International Corp. 4.88%, 4/1/2028 (a)	405,000	392,809
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	899,000	932,351
VT Topco, Inc. 8.50%, 8/15/2030 (a)	25,000	26,285
		3,904,984
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,460,000	1,047,898
7.00%, 4/15/2030 (a)	674,000	597,591
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	1,646,000	1,669,675
8.88%, 9/1/2031 (a)	50,000	54,142
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (f)	401,132	410,699
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	29,000	28,235
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	677,000	720,381
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	2,094,000	2,036,459
4.13%, 2/1/2029 (a)	299,000	275,449
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	657,000	619,300
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,181,000	1,066,041
		8,525,870
Retail REITs — 0.2%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	1,572,000	1,568,166
4.50%, 4/1/2027 (a)	555,000	535,104
		2,103,270
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	185,000	186,071
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	608,000	648,557
Entegris, Inc.
4.38%, 4/15/2028 (a)	803,000	771,318
4.75%, 4/15/2029 (a)	2,551,000	2,503,327
5.95%, 6/15/2030 (a)	406,000	411,505
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	462,000	439,067
Synaptics, Inc. 4.00%, 6/15/2029 (a)	394,000	368,792
		5,328,637
Software — 3.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,156,000	2,062,685
Camelot Finance SA 4.50%, 11/1/2026 (a)	928,000	907,401
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	945,000	995,354
Central Parent LLC 8.00%, 6/15/2029 (a)	433,000	447,069
Central Parent, Inc. 7.25%, 6/15/2029 (a)	1,235,000	1,241,155
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	1,156,000	1,098,815
4.88%, 7/1/2029 (a)	51,000	49,107
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	4,904,000	4,834,088
9.00%, 9/30/2029 (a)	5,061,000	5,093,704
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	766,000	756,837
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	331,000	303,321
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	456,000	477,804
Elastic NV 4.13%, 7/15/2029 (a)	540,000	503,115
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	207,000	206,894
4.00%, 6/15/2028 (a)	1,361,000	1,299,777
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	982,000	1,005,811
7.13%, 9/30/2030 (a)	776,000	810,740
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	561,000	434,297
Helios Software Holdings, Inc. 4.63%, 5/1/2028 (a)	980,000	899,258
McAfee Corp. 7.38%, 2/15/2030 (a)	1,630,000	1,563,574
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	367,000	357,729
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,819,000	1,797,768
5.13%, 4/15/2029 (a)	269,000	263,795
5.25%, 10/1/2030 (a)	981,000	952,175
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	990,000	938,640
3.88%, 12/1/2029 (a)	471,000	434,220
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	1,452,000	1,322,161
PTC, Inc. 4.00%, 2/15/2028 (a)	866,000	833,793
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,005,000	1,073,880
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	225,000	233,421
6.50%, 2/15/2029 (a)	1,124,000	1,026,132
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	863,000	862,109
6.50%, 6/1/2032 (a)	1,236,000	1,275,797
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Veritas US, Inc. 7.50%, 9/1/2025 (a)	2,489,000	2,275,251
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	332,000	306,892
		38,944,569
Specialized REITs — 0.9%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,460,000	1,433,524
5.00%, 7/15/2028 (a)	1,479,000	1,451,593
4.88%, 9/15/2029 (a)	1,218,000	1,182,152
5.25%, 7/15/2030 (a)	2,033,000	1,981,658
4.50%, 2/15/2031 (a)	989,000	928,407
5.63%, 7/15/2032 (a)	1,216,000	1,198,160
SBA Communications Corp.
3.88%, 2/15/2027	1,832,000	1,772,250
3.13%, 2/1/2029	1,858,000	1,709,762
		11,657,506
Specialty Retail — 3.3%
Advance Auto Parts, Inc.
5.90%, 3/9/2026	1,113,000	1,122,396
5.95%, 3/9/2028	594,000	601,045
3.90%, 4/15/2030	247,000	227,007
3.50%, 3/15/2032	401,000	347,362
Arko Corp. 5.13%, 11/15/2029 (a)	335,000	297,540
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	676,000	653,244
4.63%, 11/15/2029 (a)	1,282,000	1,220,546
4.75%, 3/1/2030	67,000	64,021
5.00%, 2/15/2032 (a)	380,000	357,904
At Home Group, Inc. 4.88%, 7/15/2028 (a)	79,000	25,138
Bath & Body Works, Inc.
6.69%, 1/15/2027	465,000	478,846
5.25%, 2/1/2028	981,000	966,897
7.50%, 6/15/2029	395,000	408,358
6.63%, 10/1/2030 (a)	294,000	297,673
6.95%, 3/1/2033	324,000	324,124
6.88%, 11/1/2035	891,000	920,270
6.75%, 7/1/2036	462,000	473,343
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (b)	139,000	134,635
Carvana Co.
12.00% (PIK), 12/1/2028 (a) (b)	1,224,300	1,233,234
13.00% (PIK), 6/1/2030 (a) (b)	1,405,800	1,454,064
14.00% (PIK), 6/1/2031 (a) (b)	2,279,474	2,514,455
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	896,000	945,054
eG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	1,135,000	1,238,084
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	837,000	882,913
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	394,000	342,993
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	1,864,000	1,670,320
3.88%, 10/1/2031 (a)	12,000	10,367
Global Auto Holdings Ltd. (United Kingdom) 8.75%, 1/15/2032 (a)	1,427,000	1,366,384
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,377,000	1,302,462
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	431,000	381,233
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	459,000	428,457
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	1,314,000	1,187,808
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	1,897,000	1,807,087
8.25%, 8/1/2031 (a)	652,000	693,240
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	270,000	262,675
3.88%, 6/1/2029 (a)	1,040,000	964,572
Michaels Cos., Inc. (The) 7.88%, 5/1/2029 (a)	1,895,000	1,109,371
Murphy Oil USA, Inc.
5.63%, 5/1/2027	263,000	261,606
4.75%, 9/15/2029	307,000	297,846
3.75%, 2/15/2031 (a)	833,000	753,667
Park River Holdings, Inc. 6.75%, 8/1/2029 (a)	342,000	286,849
Penske Automotive Group, Inc. 3.75%, 6/15/2029	382,000	355,549
PetSmart, Inc.
4.75%, 2/15/2028 (a)	1,548,000	1,480,580
7.75%, 2/15/2029 (a)	884,000	870,408
Sally Holdings LLC 6.75%, 3/1/2032	827,000	843,600
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	1,047,000	978,451
4.88%, 11/15/2031 (a)	327,000	299,448
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (a)	1,215,000	1,208,246
Staples, Inc.
10.75%, 9/1/2029 (a)	1,711,000	1,611,599
12.75%, 1/15/2030 (a)	1,545,520	1,194,493
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	826,000	805,715
Valvoline, Inc. 3.63%, 6/15/2031 (a)	788,000	701,777
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Victra Holdings LLC 7.75%, 2/15/2026 (a)	150,000	150,650
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	695,000	688,283
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	722,000	720,164
		42,224,053
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
4.88%, 6/1/2027	1,189,000	1,183,688
4.09%, 6/1/2029	1,921,000	1,828,583
8.25%, 12/15/2029	66,000	71,554
4.13%, 1/15/2031	698,000	633,698
8.50%, 7/15/2031	372,000	404,541
9.63%, 12/1/2032	177,000	204,118
Western Digital Corp. 4.75%, 2/15/2026	1,644,000	1,629,153
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	1,615,000	1,589,549
		7,544,884
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc. 4.25%, 3/15/2029 (a)	807,000	761,869
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	1,276,000	1,267,137
9.00%, 2/15/2031 (a)	333,000	358,014
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	18,000	16,238
Under Armour, Inc. 3.25%, 6/15/2026	318,000	307,343
William Carter Co. (The) 5.63%, 3/15/2027 (a)	526,000	525,065
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	706,000	601,200
		3,836,866
Tobacco — 0.1%
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	176,000	174,767
Vector Group Ltd. 5.75%, 2/1/2029 (a)	1,405,000	1,424,316
		1,599,083
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	521,000	473,397
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (a)	544,000	533,986
6.50%, 8/1/2030 (a)	880,000	903,686
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	968,000	931,044
Boise Cascade Co. 4.88%, 7/1/2030 (a)	678,000	648,795
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,446,000	1,503,395
8.63%, 5/15/2032 (a)	332,000	347,172
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	1,618,000	1,607,424
7.88%, 12/1/2030 (a)	730,000	783,428
7.00%, 5/1/2031 (a)	654,000	685,028
7.00%, 6/15/2032 (a)	187,000	195,638
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	727,000	652,216
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,920,000	1,778,535
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	1,379,000	1,368,923
6.63%, 6/15/2029 (a)	475,000	488,557
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,927,000	1,854,671
United Rentals North America, Inc.
3.88%, 11/15/2027	1,213,000	1,170,699
4.88%, 1/15/2028	2,169,000	2,139,556
5.25%, 1/15/2030	2,222,000	2,204,570
3.75%, 1/15/2032	730,000	658,857
6.13%, 3/15/2034 (a)	745,000	761,002
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	320,000	328,284
6.63%, 3/15/2032 (a)	2,117,000	2,180,921
		24,199,784
Transportation Infrastructure — 0.0% ^
Port of Newcastle Investments Financing Pty. Ltd. (Australia) 5.90%, 11/24/2031 (a)	65,000	60,205
Wireless Telecommunication Services — 1.0%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	2,264,000	895,588
6.00%, 2/15/2028 (a)	1,656,000	533,358
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,977,000	1,960,935
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,049,000	565,163
Millicom International Cellular SA (Guatemala) 4.50%, 4/27/2031 (a)	1,906,000	1,695,158
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	760,000	743,422
United States Cellular Corp. 6.70%, 12/15/2033	663,000	730,112
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	771,000	783,837
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	2,589,000	2,710,603
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	1,911,000	1,499,154
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	1,008,000	1,047,060
		13,164,390
Total Corporate Bonds (Cost $1,252,917,248)		1,264,338,347
	SHARES
Common Stocks — 0.0% ^
Financial Services — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	7,275
Mallinckrodt plc (Luxembourg) ‡ *	739	54,686
		61,961
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (h) (i) (Cost $8,524,800)	8,524,800	8,524,800
Total Investments — 98.6% (Cost $1,261,507,279)		1,272,925,108
Other Assets Less Liabilities — 1.4%		17,997,464
NET ASSETS — 100.0%		1,290,922,572

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.3%
Aerospace & Defense — 3.0%
Boeing Co. (The)
2.25%, 6/15/2026	16,000	15,216
2.80%, 3/1/2027	47,000	44,480
3.60%, 5/1/2034	230,000	195,631
3.55%, 3/1/2038	18,000	13,795
3.38%, 6/15/2046	50,000	33,506
5.81%, 5/1/2050	29,000	27,349
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	49,459
General Dynamics Corp.
4.25%, 4/1/2040	53,000	48,453
2.85%, 6/1/2041	2,000	1,503
3.60%, 11/15/2042	50,000	40,999
4.25%, 4/1/2050	12,000	10,584
Hexcel Corp. 4.20%, 2/15/2027 (a)	5,000	4,890
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	98,841
L3Harris Technologies, Inc.
4.40%, 6/15/2028	150,000	149,492
2.90%, 12/15/2029	12,000	11,083
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	26,582
5.72%, 6/1/2040 (a)	85,000	91,283
4.15%, 6/15/2053	48,000	41,054
5.90%, 11/15/2063	32,000	35,784
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	86,872
3.85%, 4/15/2045	92,000	75,603
4.03%, 10/15/2047	41,000	34,164
RTX Corp.
3.13%, 5/4/2027	146,000	141,270
4.13%, 11/16/2028	34,000	33,569
4.45%, 11/16/2038	40,000	37,248
Textron, Inc. 3.38%, 3/1/2028	35,000	33,629
		1,382,339
Air Freight & Logistics — 0.5%
FedEx Corp. 2.40%, 5/15/2031	97,000	85,221
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	23,526
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	84,628
5.30%, 4/1/2050	18,000	18,204
		211,579
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — 0.1%
Aptiv plc 4.40%, 10/1/2046	32,000	26,148
Lear Corp. 3.50%, 5/30/2030	28,000	26,110
		52,258
Automobiles — 0.6%
Ford Motor Co.
6.63%, 10/1/2028	1,000	1,057
6.10%, 8/19/2032	28,000	28,734
4.75%, 1/15/2043	49,000	40,887
General Motors Co.
6.13%, 10/1/2025	107,000	108,147
5.00%, 4/1/2035	15,000	14,566
5.40%, 4/1/2048	10,000	9,344
5.95%, 4/1/2049	64,000	64,489
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	22,000	20,981
5.12%, 7/13/2033	2,000	2,126
		290,331
Banks — 15.5%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	196,714
Bank of America Corp.
3.50%, 4/19/2026	37,000	36,434
4.25%, 10/22/2026	16,000	15,906
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	44,000	44,196
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	82,000	78,314
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	47,000	46,184
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	2,000	2,051
Series L, 4.18%, 11/25/2027	213,000	210,980
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	266,000	253,672
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	75,000	70,287
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	237,000	212,058
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	207,875
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	13,000	11,062
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	45,000	37,388
(3-MONTH CME TERM SOFR + 2.25%), 4.44%, 1/20/2048 (b)	47,000	42,201
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	27,752
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	90,000	85,538
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	18,000	15,402
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	45,000	45,681
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	16,000	15,014
Barclays plc (United Kingdom)
4.38%, 1/12/2026	200,000	198,836
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	200,000	202,899
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	51,646
Citibank NA 5.86%, 9/29/2025	250,000	253,141
Citigroup, Inc.
4.60%, 3/9/2026	1,000	997
3.20%, 10/21/2026	133,000	129,427
4.45%, 9/29/2027	7,000	6,962
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	50,000	50,147
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	179,000	164,743
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	137,000	123,401
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	176,006
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	7,000	5,976
4.75%, 5/18/2046	30,000	27,149
Citizens Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	12,572
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	147,000	151,678
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	116,000	121,311
8.25%, 3/1/2038	35,000	43,294
Goldman Sachs Capital I 6.35%, 2/15/2034	51,000	55,340
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	181,355
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	277,447
6.80%, 6/1/2038	149,000	163,665
6.10%, 1/14/2042	15,000	16,661
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	48,000	38,345
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	5,779
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	199,431
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	49,261
3.74%, 3/7/2029	233,000	226,636
4.15%, 3/7/2039	104,000	95,455
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	196,891
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	57,000	55,200
3.45%, 4/23/2029	228,000	219,152
Regions Financial Corp. 7.38%, 12/10/2037	25,000	28,960
Royal Bank of Canada (Canada)
5.00%, 2/1/2033	128,000	130,512
5.00%, 5/2/2033	105,000	107,562
5.15%, 2/1/2034	17,000	17,416
Santander Holdings USA, Inc. 4.40%, 7/13/2027	93,000	91,923
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	75,000	74,047
3.35%, 10/18/2027	39,000	37,625
3.94%, 7/19/2028	5,000	4,906
4.31%, 10/16/2028	12,000	11,969
2.14%, 9/23/2030 (c)	31,000	26,767
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	61,000	51,727
3.20%, 3/10/2032	24,000	21,562
4.46%, 6/8/2032	24,000	23,475
Truist Financial Corp.
1.13%, 8/3/2027	30,000	27,288
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	52,199
US Bancorp
Series V, 2.38%, 7/22/2026	1,000	966
(SOFR + 1.88%), 6.79%, 10/26/2027 (b)	24,000	25,080
(SOFR + 1.66%), 4.55%, 7/22/2028 (b)	5,000	5,001
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	29,087
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	82,000	70,610
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	53,985
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	20,650
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	40,970
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,660
Wells Fargo & Co.
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,000	1,006
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,920
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	18,000	16,496
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	32,000	32,769
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	82,000	84,650
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	238,828
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	37,000	38,140
5.38%, 2/7/2035	79,000	82,529
5.38%, 11/2/2043	221,000	218,782
5.61%, 1/15/2044	104,000	105,514
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	35,000	31,686
Westpac Banking Corp. (Australia)
5.51%, 11/17/2025	50,000	50,609
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	25,860
4.42%, 7/24/2039 (c)	115,000	106,942
2.96%, 11/16/2040 (c)	2,000	1,467
		7,190,657
Beverages — 1.9%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	44,489
4.90%, 2/1/2046	139,000	133,498
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	55,000	54,372
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	16,000	16,438
4.60%, 4/15/2048	105,000	97,431
4.75%, 4/15/2058	53,000	49,597
5.80%, 1/23/2059	54,000	59,266
Coca-Cola Co. (The)
2.25%, 1/5/2032	12,000	10,506
2.75%, 6/1/2060	24,000	15,246
Constellation Brands, Inc.
5.00%, 2/2/2026	24,000	24,001
3.15%, 8/1/2029	66,000	61,876
2.25%, 8/1/2031	2,000	1,705
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	15,723
3.35%, 3/15/2051	90,000	64,834
Molson Coors Beverage Co. 4.20%, 7/15/2046	46,000	38,598
PepsiCo, Inc.
4.55%, 2/13/2026	2,000	2,008
2.85%, 2/24/2026	2,000	1,961
2.75%, 3/19/2030	18,000	16,666
4.45%, 2/15/2033	45,000	46,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued
2.63%, 10/21/2041	25,000	18,316
4.25%, 10/22/2044	127,000	113,532
		886,562
Biotechnology — 2.3%
AbbVie, Inc.
2.95%, 11/21/2026	261,000	253,657
4.30%, 5/14/2036	86,000	82,372
Amgen, Inc.
5.51%, 3/2/2026	24,000	23,989
2.45%, 2/21/2030	75,000	67,684
2.00%, 1/15/2032	68,000	56,804
4.20%, 3/1/2033	24,000	22,970
5.25%, 3/2/2033	15,000	15,415
3.15%, 2/21/2040	6,000	4,667
2.80%, 8/15/2041	124,000	91,654
5.65%, 6/15/2042	41,000	41,892
5.60%, 3/2/2043	10,000	10,227
2.77%, 9/1/2053	8,000	5,077
4.40%, 2/22/2062	64,000	53,039
Biogen, Inc. 3.15%, 5/1/2050	125,000	84,413
Gilead Sciences, Inc.
3.65%, 3/1/2026	206,000	203,208
4.15%, 3/1/2047	35,000	29,658
		1,046,726
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China) 2.13%, 2/9/2031	200,000	171,559
Amazon.com, Inc.
1.00%, 5/12/2026	62,000	58,825
3.30%, 4/13/2027	21,000	20,586
1.50%, 6/3/2030	3,000	2,593
4.80%, 12/5/2034	95,000	97,772
3.88%, 8/22/2037	140,000	128,552
4.10%, 4/13/2062	51,000	42,846
eBay, Inc. 4.00%, 7/15/2042	59,000	49,039
		571,772
Building Products — 0.2%
Carrier Global Corp.
2.49%, 2/15/2027	32,000	30,670
2.70%, 2/15/2031	34,000	30,307
3.58%, 4/5/2050	6,000	4,602
Masco Corp. 2.00%, 10/1/2030	51,000	43,675
		109,254
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 7.8%
Bank of New York Mellon Corp. (The)
3.00%, 10/30/2028	4,000	3,780
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	1,008
1.65%, 1/28/2031	1,000	841
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	33,709
BlackRock, Inc.
1.90%, 1/28/2031	169,000	145,912
4.75%, 5/25/2033	27,000	27,318
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (d)	12,000	12,576
Blue Owl Capital Corp. III 3.13%, 4/13/2027	61,000	57,080
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,549
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	34,000	28,688
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,401
Charles Schwab Corp. (The)
3.30%, 4/1/2027	49,000	47,602
1.95%, 12/1/2031	3,000	2,502
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	5,000	5,266
CI Financial Corp. (Canada)
3.20%, 12/17/2030	57,000	47,039
4.10%, 6/15/2051	2,000	1,317
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	145,469
Eaton Vance Corp. 3.50%, 4/6/2027	22,000	21,504
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,976
FS KKR Capital Corp.
2.63%, 1/15/2027	50,000	46,641
3.25%, 7/15/2027	22,000	20,654
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	10,000	9,929
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	122,056
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	100,000	98,607
3.80%, 3/15/2030	363,000	349,867
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	15,328
6.13%, 2/15/2033	41,000	45,391
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	42,131
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	83,456
6.75%, 10/1/2037	37,000	41,715
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	25,000	22,149
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,548
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,000	792
5.15%, 5/22/2045	14,000	13,747
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Golub Capital BDC, Inc. 2.05%, 2/15/2027	21,000	19,324
Hercules Capital, Inc. 3.38%, 1/20/2027	47,000	44,717
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	75,000	65,239
5.20%, 6/15/2062	63,000	62,838
Moody's Corp. 3.75%, 2/25/2052	11,000	8,649
Morgan Stanley
4.00%, 7/23/2025	56,000	55,625
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	18,000	18,234
3.63%, 1/20/2027	105,000	103,365
3.95%, 4/23/2027	118,000	116,309
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	88,000	83,610
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	9,906
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	254,000	247,685
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	61,000	57,852
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	5,000	4,158
7.25%, 4/1/2032	82,000	96,122
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	38,087
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	857
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,177
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	52,000	42,893
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	10,355
3.97%, 7/22/2038 (e)	153,000	136,074
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	41,000	27,537
Nasdaq, Inc. 6.10%, 6/28/2063	2,000	2,166
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	188,988
Northern Trust Corp.
3.15%, 5/3/2029	24,000	22,960
6.13%, 11/2/2032	57,000	62,496
Prospect Capital Corp.
3.71%, 1/22/2026	29,000	27,417
3.36%, 11/15/2026	66,000	59,928
S&P Global, Inc. 3.70%, 3/1/2052	68,000	54,216
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	32,354
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	41,000	35,635
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	70,000	64,009
UBS AG (Switzerland) 5.80%, 9/11/2025	215,000	217,256
		3,592,586
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 1.4%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	49,000	46,162
Albemarle Corp.
4.65%, 6/1/2027	89,000	88,761
5.05%, 6/1/2032	35,000	34,521
Celanese US Holdings LLC 6.33%, 7/15/2029	33,000	34,848
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	31,391
Eastman Chemical Co. 4.65%, 10/15/2044	56,000	49,512
Ecolab, Inc.
2.13%, 2/1/2032	3,000	2,570
2.75%, 8/18/2055	36,000	23,269
FMC Corp. 4.50%, 10/1/2049	18,000	14,428
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	89,676
Linde, Inc.
1.10%, 8/10/2030	5,000	4,213
2.00%, 8/10/2050	2,000	1,146
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	28,000	29,664
RPM International, Inc. 3.75%, 3/15/2027	29,000	28,336
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	167,000	155,508
		634,005
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,834
Republic Services, Inc. 6.20%, 3/1/2040	53,000	58,569
Veralto Corp. 5.50%, 9/18/2026 (d)	2,000	2,027
Waste Management, Inc. 4.15%, 4/15/2032	2,000	1,955
		67,385
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.95%, 2/28/2026	25,000	24,518
2.50%, 9/20/2026	98,000	94,872
5.90%, 2/15/2039	91,000	100,685
5.35%, 2/26/2064	3,000	3,098
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	17,974
		241,147
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	45,444
2.35%, 1/15/2032	53,000	44,688
		90,132
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	2,000	1,697
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	143,647
Ally Financial, Inc. 4.75%, 6/9/2027	90,000	89,661
American Express Co.
4.90%, 2/13/2026	2,000	2,009
1.65%, 11/4/2026	5,000	4,712
2.55%, 3/4/2027	4,000	3,828
American Express Credit Corp. 3.30%, 5/3/2027	50,000	48,967
American Honda Finance Corp.
1.00%, 9/10/2025	63,000	60,761
5.80%, 10/3/2025	50,000	50,635
Capital One Financial Corp.
3.75%, 7/28/2026	164,000	160,742
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	90,000	90,912
(SOFR + 1.34%), 2.36%, 7/29/2032 (b)	8,000	6,436
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	5,000	4,564
Discover Financial Services (SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	71,776
Ford Motor Credit Co. LLC 4.54%, 8/1/2026	229,000	226,376
General Motors Financial Co., Inc. 3.60%, 6/21/2030	106,000	98,450
John Deere Capital Corp.
3.40%, 9/11/2025	37,000	36,583
0.70%, 1/15/2026	21,000	19,979
4.90%, 3/7/2031	60,000	61,555
2.00%, 6/17/2031	6,000	5,154
Synchrony Financial
3.95%, 12/1/2027	55,000	53,000
2.88%, 10/28/2031	7,000	5,895
Toyota Motor Credit Corp.
3.65%, 8/18/2025	87,000	86,200
1.65%, 1/10/2031	114,000	96,256
		1,428,098
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	72,754
Dollar General Corp. 5.50%, 11/1/2052	28,000	26,649
Kroger Co. (The) 5.40%, 1/15/2049	37,000	36,270
Sysco Corp.
2.45%, 12/14/2031	17,000	14,654
6.60%, 4/1/2050	38,000	43,728
Target Corp.
3.38%, 4/15/2029	196,000	190,401
4.00%, 7/1/2042	2,000	1,767
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,955
7.55%, 2/15/2030	12,000	14,116
5.25%, 9/1/2035	82,000	87,738
2.50%, 9/22/2041	67,000	48,924
		556,956
Containers & Packaging — 0.4%
International Paper Co. 6.00%, 11/15/2041	99,000	105,897
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,434
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,121
3.00%, 6/15/2033	54,000	47,134
		177,586
Diversified Consumer Services — 0.2%
Duke University
Series 2020, 2.68%, 10/1/2044	40,000	30,392
Series 2020, 2.83%, 10/1/2055	8,000	5,538
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	9,764
Northwestern University Series 2020, 2.64%, 12/1/2050	13,000	8,803
President and Fellows of Harvard College 3.30%, 7/15/2056	48,000	36,724
		91,221
Diversified REITs — 0.8%
American Assets Trust LP 3.38%, 2/1/2031	24,000	20,374
Simon Property Group LP
2.45%, 9/13/2029	41,000	37,317
2.20%, 2/1/2031	100,000	86,549
2.65%, 2/1/2032	129,000	112,236
Store Capital LLC
4.50%, 3/15/2028	37,000	36,053
2.75%, 11/18/2030	10,000	8,649
VICI Properties LP
4.95%, 2/15/2030	44,000	43,765
5.63%, 5/15/2052	15,000	14,221
		359,164
Diversified Telecommunication Services — 2.6%
AT&T, Inc.
3.80%, 2/15/2027	165,000	162,609
2.55%, 12/1/2033	99,000	81,897
6.38%, 3/1/2041	12,000	13,101
4.50%, 3/9/2048	90,000	77,689
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
3.55%, 9/15/2055	193,000	136,352
3.65%, 9/15/2059	30,000	21,100
3.50%, 2/1/2061	72,000	49,496
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	55,000	45,758
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	97,832
TELUS Corp. (Canada) 3.40%, 5/13/2032	26,000	23,402
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	17,591
4.02%, 12/3/2029	10,000	9,788
1.50%, 9/18/2030	135,000	114,488
2.36%, 3/15/2032	41,000	34,809
6.40%, 9/15/2033	20,000	22,069
3.40%, 3/22/2041	202,000	160,840
2.85%, 9/3/2041	50,000	36,567
4.75%, 11/1/2041	22,000	20,886
2.99%, 10/30/2056	27,000	17,328
3.00%, 11/20/2060	44,000	27,665
3.70%, 3/22/2061	23,000	16,944
		1,188,211
Electric Utilities — 6.5%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	54,974
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	118,885
Series M, 3.65%, 4/1/2050	128,000	97,797
Alabama Power Co.
3.94%, 9/1/2032	64,000	60,928
Series A, 4.30%, 7/15/2048	46,000	39,570
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,336
3.50%, 12/1/2049	46,000	33,016
2.65%, 9/15/2050	3,000	1,838
Baltimore Gas and Electric Co. 3.20%, 9/15/2049	38,000	26,590
Commonwealth Edison Co.
4.00%, 3/1/2049	5,000	4,069
3.00%, 3/1/2050	9,000	6,091
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	24,871
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	17,973
DTE Electric Co.
Series C, 2.63%, 3/1/2031	41,000	36,627
Series B, 3.25%, 4/1/2051	128,000	92,210
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	83

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Carolinas LLC
3.70%, 12/1/2047	36,000	27,869
3.95%, 3/15/2048	14,000	11,420
Duke Energy Corp.
2.65%, 9/1/2026	69,000	66,554
3.75%, 9/1/2046	176,000	134,624
3.95%, 8/15/2047	27,000	21,223
3.50%, 6/15/2051	8,000	5,707
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	33,000	29,685
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	15,150
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,628
Edison International 5.75%, 6/15/2027	26,000	26,642
Emera US Finance LP (Canada)
2.64%, 6/15/2031	7,000	6,012
4.75%, 6/15/2046	18,000	15,556
Enel Chile SA (Chile) 4.88%, 6/12/2028	5,000	4,942
Entergy Corp. 0.90%, 9/15/2025	59,000	56,801
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,809
4.20%, 9/1/2048	49,000	40,470
Evergy, Inc. 2.90%, 9/15/2029	88,000	80,820
Eversource Energy
4.75%, 5/15/2026	69,000	69,067
Series M, 3.30%, 1/15/2028	2,000	1,913
Series R, 1.65%, 8/15/2030	106,000	89,139
3.38%, 3/1/2032	12,000	10,737
5.13%, 5/15/2033	8,000	8,013
Exelon Corp.
2.75%, 3/15/2027	81,000	77,789
4.95%, 6/15/2035	6,000	5,891
Florida Power & Light Co.
Series A, 3.30%, 5/30/2027	10,000	9,728
5.63%, 4/1/2034	19,000	20,378
5.69%, 3/1/2040	64,000	67,596
3.95%, 3/1/2048	40,000	33,248
Georgia Power Co.
4.30%, 3/15/2043	14,000	12,162
Series B, 3.70%, 1/30/2050	39,000	30,211
MidAmerican Energy Co.
4.25%, 5/1/2046	98,000	84,478
2.70%, 8/1/2052	39,000	24,873
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,594
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	217,000	197,682
5.25%, 2/28/2053	22,000	21,409
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	26,000	24,205
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,415
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	50,000	40,065
4.10%, 11/15/2048	26,000	21,576
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,061
2.10%, 8/1/2027	26,000	24,150
3.00%, 6/15/2028	25,000	23,474
2.50%, 2/1/2031	10,000	8,594
3.25%, 6/1/2031	127,000	113,572
4.50%, 7/1/2040	47,000	40,763
3.30%, 8/1/2040	2,000	1,496
4.60%, 6/15/2043	34,000	28,823
4.95%, 7/1/2050	3,000	2,614
6.75%, 1/15/2053	5,000	5,475
PacifiCorp
7.70%, 11/15/2031	29,000	34,020
5.45%, 2/15/2034	3,000	3,070
6.00%, 1/15/2039	11,000	11,622
4.15%, 2/15/2050	18,000	14,370
3.30%, 3/15/2051	15,000	10,249
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,445
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	48,701
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	44,278
Series 17, 6.25%, 9/1/2037	16,000	17,594
4.05%, 9/15/2049	19,000	15,161
Public Service Electric and Gas Co.
3.10%, 3/15/2032	45,000	40,747
3.15%, 1/1/2050	113,000	80,946
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	26,000	24,747
Series D, 4.70%, 6/1/2027	27,000	27,275
6.00%, 1/15/2034	1,000	1,079
Series C, 3.60%, 2/1/2045	22,000	16,946
Southern Co. (The) 5.15%, 10/6/2025	164,000	164,624
Union Electric Co. 5.45%, 3/15/2053	5,000	5,042
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	16,278
4.60%, 12/1/2048	112,000	99,106
		3,001,178
Electrical Equipment — 0.4%
Eaton Corp. 3.92%, 9/15/2047	27,000	22,572
Regal Rexnord Corp.
6.05%, 4/15/2028	50,000	51,474
6.40%, 4/15/2033	49,000	52,049
Rockwell Automation, Inc. 2.80%, 8/15/2061	83,000	50,714
		176,809
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	127,000	117,340
5.45%, 11/15/2079	16,000	15,536
Keysight Technologies, Inc. 4.60%, 4/6/2027	9,000	9,010
Vontier Corp. 2.95%, 4/1/2031	22,000	19,012
		160,898
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	10,000	9,875
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	36,000	34,827
		44,702
Entertainment — 0.8%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,850
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	67,000	77,239
Walt Disney Co. (The)
2.65%, 1/13/2031	175,000	157,593
3.50%, 5/13/2040	136,000	112,726
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	6,000	4,518
		354,926
Financial Services — 1.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	101,000	99,576
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	4,141
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,339
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	74,060
5.00%, 4/20/2048	11,000	10,266
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,241
3.10%, 3/1/2041	124,000	93,315
Fiserv, Inc.
2.25%, 6/1/2027	38,000	35,862
4.40%, 7/1/2049	10,000	8,571
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,712
4.85%, 3/9/2033	30,000	30,890
3.85%, 3/26/2050	75,000	62,318
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,651
(3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (b)	30,000	29,826
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	28,550
PayPal Holdings, Inc. 5.25%, 6/1/2062	10,000	9,750
Shell International Finance BV
3.13%, 11/7/2049	26,000	18,452
3.00%, 11/26/2051	1,000	686
Visa, Inc. 0.75%, 8/15/2027	115,000	105,291
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	19,000	16,791
		657,288
Food Products — 1.3%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	96,404
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,187
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,751
General Mills, Inc.
2.25%, 10/14/2031	6,000	5,147
3.00%, 2/1/2051	23,000	15,416
Kellanova 3.40%, 11/15/2027	20,000	19,415
Kraft Heinz Foods Co. 3.00%, 6/1/2026	134,000	130,548
Mondelez International, Inc. 1.88%, 10/15/2032	37,000	30,370
Pilgrim's Pride Corp.
4.25%, 4/15/2031	38,000	35,713
6.25%, 7/1/2033	51,000	53,871
6.88%, 5/15/2034	13,000	14,346
Tyson Foods, Inc.
3.55%, 6/2/2027	142,000	138,547
5.10%, 9/28/2048	25,000	23,140
		622,855
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	85

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.4%
Atmos Energy Corp.
1.50%, 1/15/2031	38,000	31,710
4.13%, 3/15/2049	32,000	26,636
5.75%, 10/15/2052	10,000	10,648
CenterPoint Energy Resources Corp. 4.10%, 9/1/2047	6,000	4,871
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,608
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	8,000	7,422
Southern California Gas Co.
2.95%, 4/15/2027	7,000	6,753
Series VV, 4.30%, 1/15/2049	58,000	49,092
Southwest Gas Corp.
4.05%, 3/15/2032	2,000	1,876
3.18%, 8/15/2051	23,000	14,851
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	6,012
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	14,000	11,012
3.65%, 9/15/2049	22,000	16,870
		202,361
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	69,951
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	77,000	72,687
2.45%, 12/2/2031	24,000	20,774
4.30%, 5/15/2043	35,000	30,989
CSX Corp.
3.95%, 5/1/2050	141,000	116,354
4.65%, 3/1/2068	44,000	38,999
Norfolk Southern Corp.
4.15%, 2/28/2048	68,000	57,421
3.70%, 3/15/2053	9,000	6,875
5.10%, 8/1/2118	42,000	37,734
4.10%, 5/15/2121	5,000	3,811
Ryder System, Inc. 2.85%, 3/1/2027	153,000	146,848
Union Pacific Corp.
4.75%, 2/21/2026	26,000	26,122
3.35%, 8/15/2046	6,000	4,523
4.50%, 9/10/2048	17,000	15,400
3.88%, 2/1/2055	83,000	66,176
		714,664
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories 4.75%, 4/15/2043	11,000	10,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Baxter International, Inc.
1.73%, 4/1/2031	3,000	2,494
3.13%, 12/1/2051	81,000	54,074
Becton Dickinson & Co.
2.82%, 5/20/2030	35,000	31,995
4.30%, 8/22/2032	12,000	11,628
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,740
4.70%, 3/1/2049	33,000	30,780
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,726
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	54,397
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,602
Medtronic, Inc.
4.38%, 3/15/2035	58,000	56,772
4.63%, 3/15/2045	10,000	9,400
Stryker Corp.
3.50%, 3/15/2026	36,000	35,424
4.38%, 5/15/2044	51,000	45,610
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,541
		383,021
Health Care Providers & Services — 3.7%
Aetna, Inc. 3.88%, 8/15/2047	15,000	11,372
Ascension Health
3.95%, 11/15/2046	53,000	45,514
4.85%, 11/15/2053	1,000	992
Cardinal Health, Inc. 3.41%, 6/15/2027	22,000	21,396
Centene Corp.
4.25%, 12/15/2027	50,000	48,887
3.00%, 10/15/2030	70,000	62,213
Cigna Group (The)
4.13%, 11/15/2025	36,000	35,768
2.40%, 3/15/2030	99,000	88,696
4.80%, 8/15/2038	64,000	61,251
3.20%, 3/15/2040	10,000	7,714
4.90%, 12/15/2048	3,000	2,738
CommonSpirit Health 6.07%, 11/1/2027	113,000	118,231
CVS Health Corp.
1.30%, 8/21/2027	9,000	8,214
3.75%, 4/1/2030	117,000	110,882
6.13%, 9/15/2039	11,000	11,389
5.05%, 3/25/2048	79,000	70,026
5.63%, 2/21/2053	140,000	133,857
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.00%, 6/1/2063	5,000	4,967
Elevance Health, Inc.
2.25%, 5/15/2030	38,000	33,627
4.55%, 5/15/2052	62,000	54,067
6.10%, 10/15/2052	10,000	10,855
HCA, Inc.
4.13%, 6/15/2029	11,000	10,735
5.50%, 6/1/2033	17,000	17,407
5.60%, 4/1/2034	36,000	37,021
5.13%, 6/15/2039	24,000	23,216
5.25%, 6/15/2049	22,000	20,410
3.50%, 7/15/2051	4,000	2,807
4.63%, 3/15/2052	15,000	12,683
Humana, Inc. 4.80%, 3/15/2047	26,000	22,951
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	32,263
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	5,000	4,950
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	8,000	6,016
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,900
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,143
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	31,706
Quest Diagnostics, Inc. 2.80%, 6/30/2031	115,000	101,987
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	76,000	74,937
UnitedHealth Group, Inc.
3.75%, 7/15/2025	47,000	46,714
3.88%, 12/15/2028	50,000	49,304
2.30%, 5/15/2031	6,000	5,236
4.20%, 5/15/2032	2,000	1,952
5.80%, 3/15/2036	12,000	12,978
6.63%, 11/15/2037	32,000	37,190
3.50%, 8/15/2039	146,000	122,791
4.63%, 11/15/2041	65,000	61,221
6.05%, 2/15/2063	8,000	8,778
		1,708,952
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	52,000	43,904
Healthpeak OP LLC 2.88%, 1/15/2031	68,000	60,855
Sabra Health Care LP 3.90%, 10/15/2029	21,000	19,640
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,547
Welltower OP LLC 4.95%, 9/1/2048	26,000	24,588
		151,534
Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	44,735
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,014
3.25%, 2/15/2030	60,000	55,975
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,954
McDonald's Corp.
2.13%, 3/1/2030	50,000	44,567
4.60%, 9/9/2032	9,000	9,038
3.63%, 5/1/2043	81,000	64,755
5.15%, 9/9/2052	35,000	34,040
Starbucks Corp.
4.50%, 11/15/2048	28,000	24,513
3.35%, 3/12/2050	16,000	11,487
		297,078
Household Durables — 0.9%
DR Horton, Inc. 1.40%, 10/15/2027	90,000	82,231
Leggett & Platt, Inc. 3.50%, 11/15/2051	19,000	12,678
Lennar Corp. 4.75%, 11/29/2027	118,000	119,009
Mohawk Industries, Inc. 3.63%, 5/15/2030	123,000	116,839
Whirlpool Corp.
4.70%, 5/14/2032	30,000	29,253
5.50%, 3/1/2033	12,000	12,124
4.60%, 5/15/2050	55,000	44,912
		417,046
Household Products — 0.6%
Colgate-Palmolive Co.
4.80%, 3/2/2026	12,000	12,107
4.00%, 8/15/2045	25,000	22,110
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	19,142
6.63%, 8/1/2037	107,000	125,907
Procter & Gamble Co. (The)
2.85%, 8/11/2027	62,000	60,104
2.30%, 2/1/2032	2,000	1,782
3.50%, 10/25/2047	47,000	38,771
		279,923
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	87

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — 0.5%
3M Co. 3.38%, 3/1/2029	131,000	125,637
Honeywell International, Inc. 5.70%, 3/15/2036	80,000	87,058
		212,695
Industrial REITs — 0.2%
Prologis LP 3.00%, 4/15/2050	36,000	24,550
Rexford Industrial Realty LP 2.13%, 12/1/2030	70,000	59,731
		84,281
Insurance — 3.0%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	12,153
Aflac, Inc. 3.60%, 4/1/2030	100,000	95,517
Alleghany Corp. 3.25%, 8/15/2051	36,000	25,775
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	102,231
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	10,000	10,369
American International Group, Inc. 3.88%, 1/15/2035	34,000	31,398
Aon Corp. 4.50%, 12/15/2028	9,000	8,991
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	48,307
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,910
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	42,000	44,276
Athene Holding Ltd. 3.45%, 5/15/2052	56,000	37,374
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	11,000	10,311
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	24,285
2.85%, 10/15/2050	113,000	77,443
3.85%, 3/15/2052	10,000	8,220
Brighthouse Financial, Inc. 3.85%, 12/22/2051	66,000	43,289
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,759
3.05%, 12/15/2061	5,000	3,322
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,440
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,217
Enstar Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.01%), 5.50%, 1/15/2042 (b)	2,000	1,840
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	3,000	1,956
Fairfax Financial Holdings Ltd. (Canada) 6.00%, 12/7/2033 (d)	28,000	29,214
Hartford Financial Services Group, Inc. (The) 2.90%, 9/15/2051	121,000	80,165
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	47,000	46,001
Markel Group, Inc. 3.35%, 9/17/2029	32,000	30,183
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	13,672
MetLife, Inc.
3.60%, 11/13/2025	50,000	49,435
10.75%, 8/1/2039	11,000	14,994
5.25%, 1/15/2054	26,000	26,052
Principal Financial Group, Inc. 3.70%, 5/15/2029	90,000	86,980
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	48,085
Prudential Financial, Inc.
3.94%, 12/7/2049	41,000	32,971
3.70%, 3/13/2051	41,000	31,453
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	23,983
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	17,446
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	28,424
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	5,000	4,038
4.10%, 3/4/2049	15,000	12,799
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	122,813
W R Berkley Corp. 3.15%, 9/30/2061	70,000	44,607
Willis North America, Inc. 3.88%, 9/15/2049	33,000	25,446
WR Berkley Corp. 4.75%, 8/1/2044	7,000	6,418
		1,404,562
Interactive Media & Services — 0.8%
Alphabet, Inc.
2.05%, 8/15/2050	26,000	15,648
2.25%, 8/15/2060	141,000	84,272
Meta Platforms, Inc.
3.50%, 8/15/2027	22,000	21,671
4.80%, 5/15/2030	154,000	158,765
4.65%, 8/15/2062	89,000	80,038
		360,394
IT Services — 0.3%
International Business Machines Corp.
6.22%, 8/1/2027	41,000	43,072
5.88%, 11/29/2032	22,000	23,893
7.13%, 12/1/2096	13,000	17,129
VeriSign, Inc. 2.70%, 6/15/2031	41,000	35,595
		119,689
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	51,151
5.10%, 4/1/2052	34,000	27,759
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,346
		93,256
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 2.30%, 3/12/2031	58,000	50,274
Revvity, Inc. 2.25%, 9/15/2031	23,000	19,421
		69,695
Machinery — 0.6%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,698
4.75%, 5/15/2064	16,000	14,896
Cummins, Inc. 5.15%, 2/20/2034	44,000	45,654
Deere & Co.
2.88%, 9/7/2049	35,000	24,629
3.75%, 4/15/2050	3,000	2,493
Illinois Tool Works, Inc. 2.65%, 11/15/2026	158,000	153,216
Otis Worldwide Corp. 3.36%, 2/15/2050	5,000	3,672
Snap-on, Inc. 4.10%, 3/1/2048	6,000	5,116
		273,374
Media — 2.2%
Charter Communications Operating LLC
2.30%, 2/1/2032	49,000	39,157
3.50%, 6/1/2041	30,000	20,956
5.38%, 5/1/2047	30,000	25,098
3.85%, 4/1/2061	107,000	65,139
4.40%, 12/1/2061	28,000	18,861
5.50%, 4/1/2063	52,000	41,836
Comcast Corp.
5.25%, 11/7/2025	56,000	56,410
7.05%, 3/15/2033	81,000	93,676
6.55%, 7/1/2039	37,000	41,955
3.75%, 4/1/2040	57,000	48,416
4.00%, 11/1/2049	228,000	185,965
2.89%, 11/1/2051	11,000	7,213
Discovery Communications LLC
3.95%, 3/20/2028	104,000	98,522
3.63%, 5/15/2030	10,000	8,893
4.65%, 5/15/2050	108,000	78,877
4.00%, 9/15/2055	15,000	9,927
Fox Corp. 5.58%, 1/25/2049	10,000	9,672
Grupo Televisa SAB (Mexico) 8.50%, 3/11/2032	2,000	2,340
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Paramount Global
4.95%, 1/15/2031	5,000	4,654
4.20%, 5/19/2032	139,000	120,834
5.50%, 5/15/2033	10,000	9,182
5.25%, 4/1/2044	13,000	10,084
Time Warner Cable LLC 5.88%, 11/15/2040	19,000	17,153
		1,014,820
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	59,501
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,027
5.25%, 9/8/2026	50,000	50,805
5.10%, 9/8/2028	2,000	2,051
5.25%, 9/8/2033	2,000	2,063
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	84,613
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,615
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	17,870
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	15,409
5.88%, 4/23/2045	53,000	54,179
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	28,976
6.88%, 11/10/2039	25,000	27,231
		346,340
Multi-Utilities — 1.9%
Ameren Corp. 3.50%, 1/15/2031	30,000	27,919
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	50,000	54,557
Black Hills Corp. 6.15%, 5/15/2034	24,000	25,442
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	44,000	41,375
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	9,659
Series 20B, 3.95%, 4/1/2050	76,000	62,782
3.20%, 12/1/2051	64,000	44,365
3.70%, 11/15/2059	51,000	37,595
Consumers Energy Co.
4.63%, 5/15/2033	85,000	84,513
3.95%, 7/15/2047	85,000	71,480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	89

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Dominion Energy, Inc.
3.90%, 10/1/2025	8,000	7,922
Series A, 1.45%, 4/15/2026	43,000	40,858
Series C, 2.25%, 8/15/2031	2,000	1,699
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	43,000
NiSource, Inc.
0.95%, 8/15/2025	39,000	37,543
3.49%, 5/15/2027	22,000	21,429
3.60%, 5/1/2030	11,000	10,441
5.00%, 6/15/2052	13,000	12,171
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	42,084
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	31,515
3.70%, 3/15/2052	1,000	764
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	8,449
WEC Energy Group, Inc.
5.00%, 9/27/2025	24,000	24,056
4.75%, 1/15/2028	1,000	1,009
2.20%, 12/15/2028	125,000	114,054
		856,681
Office REITs — 0.6%
Boston Properties LP 2.75%, 10/1/2026	130,000	123,820
COPT Defense Properties LP 2.75%, 4/15/2031	89,000	76,338
Highwoods Realty LP 3.88%, 3/1/2027	30,000	29,033
Kilroy Realty LP
4.38%, 10/1/2025	12,000	11,882
4.25%, 8/15/2029	5,000	4,675
2.50%, 11/15/2032	29,000	22,645
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	13,266
3.15%, 8/15/2030	5,000	4,271
		285,930
Oil, Gas & Consumable Fuels — 6.7%
Apache Corp. 4.25%, 1/15/2030	36,000	34,395
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,885
4.23%, 11/6/2028	49,000	48,843
3.00%, 3/17/2052	58,000	39,244
3.38%, 2/8/2061	97,000	67,180
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,004
Burlington Resources LLC 7.40%, 12/1/2031	23,000	26,704
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	18,343
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	9,888
3.75%, 2/15/2052	13,000	9,475
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	98,961
Chevron Corp. 2.95%, 5/16/2026	79,000	77,333
Chevron USA, Inc.
0.69%, 8/12/2025	45,000	43,440
1.02%, 8/12/2027	83,000	75,958
ConocoPhillips Co.
4.03%, 3/15/2062	73,000	57,941
5.70%, 9/15/2063	30,000	31,280
Devon Energy Corp.
5.60%, 7/15/2041	25,000	24,397
5.00%, 6/15/2045	10,000	8,923
Diamondback Energy, Inc.
3.25%, 12/1/2026	74,000	72,018
3.50%, 12/1/2029	4,000	3,782
5.90%, 4/18/2064	21,000	21,172
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	27,520
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	116,000	96,011
Energy Transfer LP
5.95%, 12/1/2025	40,000	40,422
3.90%, 7/15/2026	71,000	69,964
4.95%, 5/15/2028	49,000	49,435
3.75%, 5/15/2030	27,000	25,598
6.10%, 2/15/2042	45,000	45,768
5.40%, 10/1/2047	96,000	89,841
5.00%, 5/15/2050	11,000	9,770
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	40,464
4.90%, 5/15/2046	2,000	1,872
3.20%, 2/15/2052	10,000	6,928
3.95%, 1/31/2060	35,000	26,989
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	28,000	27,375
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	22,000	20,673
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	52,265
Exxon Mobil Corp.
2.44%, 8/16/2029	118,000	109,223
4.23%, 3/19/2040	141,000	129,546
3.10%, 8/16/2049	44,000	31,626
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.45%, 4/15/2051	2,000	1,518
Hess Corp.
4.30%, 4/1/2027	83,000	82,406
7.88%, 10/1/2029	10,000	11,415
5.80%, 4/1/2047	45,000	46,674
Kinder Morgan, Inc. 1.75%, 11/15/2026	48,000	45,231
Marathon Oil Corp.
4.40%, 7/15/2027	47,000	46,832
6.60%, 10/1/2037	36,000	40,317
MPLX LP
4.25%, 12/1/2027	42,000	41,537
5.20%, 12/1/2047	9,000	8,291
4.95%, 3/14/2052	84,000	74,327
4.90%, 4/15/2058	16,000	13,855
Occidental Petroleum Corp. 4.40%, 4/15/2046	21,000	17,193
ONEOK, Inc.
2.20%, 9/15/2025	10,000	9,727
4.95%, 7/13/2047	81,000	72,196
5.20%, 7/15/2048	70,000	64,315
Phillips 66 4.88%, 11/15/2044	10,000	9,211
Plains All American Pipeline LP 6.65%, 1/15/2037	10,000	10,864
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	58,274
Suncor Energy, Inc. (Canada)
6.50%, 6/15/2038	3,000	3,304
3.75%, 3/4/2051	34,000	25,086
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,425
6.50%, 2/15/2053	15,000	16,423
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	24,549
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	60,485
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	140,373
3.39%, 6/29/2060	64,000	45,531
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	972
6.20%, 10/15/2037	11,000	11,776
4.75%, 5/15/2038	2,000	1,896
6.10%, 6/1/2040	55,000	58,315
4.88%, 5/15/2048	10,000	9,194
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	130,504
Valero Energy Corp.
3.40%, 9/15/2026	42,000	41,010
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
2.15%, 9/15/2027	17,000	15,910
2.80%, 12/1/2031	7,000	6,111
3.65%, 12/1/2051	40,000	28,646
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,373
5.30%, 3/1/2048	2,000	1,791
5.25%, 2/1/2050 (a)	35,000	31,450
Williams Cos., Inc. (The)
4.00%, 9/15/2025	22,000	21,796
5.40%, 3/2/2026	5,000	5,049
4.65%, 8/15/2032	2,000	1,968
		3,115,576
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	59,039
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	105,000	102,139
6.00%, 5/15/2037	19,000	20,917
Kenvue, Inc.
4.90%, 3/22/2033	133,000	136,086
5.10%, 3/22/2043	45,000	45,393
		304,535
Pharmaceuticals — 3.2%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	62,000	61,186
6.45%, 9/15/2037	24,000	27,660
4.38%, 11/16/2045	68,000	61,844
3.00%, 5/28/2051	51,000	35,949
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	75,000	68,197
1.45%, 11/13/2030	13,000	10,978
5.90%, 11/15/2033	66,000	71,839
4.35%, 11/15/2047	13,000	11,313
3.90%, 3/15/2062	10,000	7,635
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	87,444
4.15%, 3/15/2059	33,000	28,167
2.50%, 9/15/2060	43,000	25,408
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.38%, 5/15/2038	26,000	29,738
4.20%, 3/18/2043	21,000	18,744
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	91

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson
0.95%, 9/1/2027	35,000	32,096
4.38%, 12/5/2033	27,000	27,506
5.95%, 8/15/2037	62,000	70,333
3.40%, 1/15/2038	116,000	102,018
Merck & Co., Inc.
0.75%, 2/24/2026	2,000	1,900
6.50%, 12/1/2033 (a)	8,000	9,144
3.60%, 9/15/2042	85,000	70,402
2.90%, 12/10/2061	133,000	83,263
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	32,016
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	112,000	110,199
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	31,000	30,761
Pfizer, Inc.
2.75%, 6/3/2026	59,000	57,453
4.00%, 12/15/2036	5,000	4,683
Royalty Pharma plc
1.75%, 9/2/2027	41,000	37,816
3.55%, 9/2/2050	51,000	36,078
3.35%, 9/2/2051	2,000	1,354
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,805
Wyeth LLC
6.50%, 2/1/2034	87,000	98,557
6.00%, 2/15/2036	91,000	100,378
Zoetis, Inc. 3.00%, 9/12/2027	41,000	39,358
		1,494,222
Professional Services — 0.4%
Concentrix Corp. 6.85%, 8/2/2033	25,000	26,122
Equifax, Inc. 2.35%, 9/15/2031	151,000	129,240
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,292
		197,654
Residential REITs — 0.3%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,868
Camden Property Trust 2.80%, 5/15/2030	60,000	54,899
Essex Portfolio LP 3.63%, 5/1/2027	61,000	59,517
UDR, Inc.
3.00%, 8/15/2031	11,000	9,848
2.10%, 6/15/2033	3,000	2,361
		133,493
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	57,481
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,356
NNN REIT, Inc. 3.00%, 4/15/2052	46,000	29,615
Realty Income Corp.
3.20%, 2/15/2031	29,000	26,485
4.65%, 3/15/2047	10,000	9,046
		130,983
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,920
Broadcom Corp. 3.88%, 1/15/2027	65,000	64,117
Broadcom, Inc.
1.95%, 2/15/2028 (d)	183,000	168,240
2.45%, 2/15/2031 (d)	2,000	1,744
4.15%, 4/15/2032 (d)	2,000	1,907
4.30%, 11/15/2032	2,000	1,929
4.93%, 5/15/2037 (d)	142,000	138,805
Intel Corp.
3.75%, 3/25/2027	5,000	4,867
3.90%, 3/25/2030	4,000	3,798
4.25%, 12/15/2042	129,000	104,715
5.63%, 2/10/2043	10,000	9,685
4.90%, 7/29/2045	39,000	33,962
3.20%, 8/12/2061	29,000	17,015
KLA Corp. 4.10%, 3/15/2029	86,000	85,559
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	50,540
NVIDIA Corp. 2.00%, 6/15/2031	123,000	107,539
NXP BV (China)
5.55%, 12/1/2028	40,000	41,286
3.25%, 5/11/2041	42,000	31,838
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	157,087
1.65%, 5/20/2032	3,000	2,458
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,155
5.00%, 3/14/2053	5,000	4,944
		1,057,110
Software — 2.1%
Adobe, Inc. 2.15%, 2/1/2027	71,000	67,785
Intuit, Inc. 1.35%, 7/15/2027	102,000	94,346
Microsoft Corp.
3.13%, 11/3/2025	13,000	12,830
3.30%, 2/6/2027	6,000	5,907
1.35%, 9/15/2030	15,000	12,892
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.10%, 2/6/2037	146,000	143,282
5.20%, 6/1/2039	77,000	83,732
Oracle Corp.
2.65%, 7/15/2026	27,000	26,071
2.30%, 3/25/2028	30,000	27,851
6.25%, 11/9/2032	5,000	5,447
4.30%, 7/8/2034	2,000	1,891
3.85%, 7/15/2036	242,000	212,725
6.50%, 4/15/2038	15,000	16,731
3.60%, 4/1/2050	27,000	19,713
3.95%, 3/25/2051	73,000	56,380
3.85%, 4/1/2060	4,000	2,880
4.10%, 3/25/2061	69,000	52,221
Roper Technologies, Inc. 1.40%, 9/15/2027	87,000	79,671
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,336
3.05%, 7/15/2061	10,000	6,483
		971,174
Specialized REITs — 1.5%
American Tower Corp. 2.10%, 6/15/2030	258,000	224,425
Crown Castle, Inc.
1.05%, 7/15/2026	26,000	24,374
3.65%, 9/1/2027	33,000	32,086
3.10%, 11/15/2029	12,000	11,097
5.20%, 2/15/2049	32,000	30,196
EPR Properties 4.50%, 6/1/2027	16,000	15,672
Equinix, Inc.
1.25%, 7/15/2025	29,000	28,024
3.20%, 11/18/2029	128,000	119,600
Extra Space Storage LP 3.88%, 12/15/2027	67,000	65,490
Public Storage Operating Co.
1.50%, 11/9/2026	61,000	57,390
2.25%, 11/9/2031	45,000	38,469
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	36,050
		682,873
Specialty Retail — 1.3%
Home Depot, Inc. (The)
2.70%, 4/15/2030	258,000	237,335
5.88%, 12/16/2036	20,000	22,013
4.20%, 4/1/2043	46,000	40,782
2.75%, 9/15/2051	57,000	37,394
Lowe's Cos., Inc.
3.10%, 5/3/2027	82,000	79,285
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
4.05%, 5/3/2047	66,000	53,397
4.45%, 4/1/2062	45,000	36,750
5.85%, 4/1/2063	24,000	24,573
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,953
4.35%, 6/1/2028	44,000	43,841
4.20%, 4/1/2030	19,000	18,640
1.75%, 3/15/2031	3,000	2,506
Ross Stores, Inc. 0.88%, 4/15/2026	19,000	17,893
		616,362
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
0.70%, 2/8/2026	18,000	17,136
4.42%, 5/8/2026	14,000	14,002
2.90%, 9/12/2027	27,000	26,169
3.00%, 11/13/2027	7,000	6,802
1.20%, 2/8/2028	5,000	4,561
4.15%, 5/10/2030	63,000	63,973
4.50%, 2/23/2036	43,000	43,894
3.45%, 2/9/2045	23,000	18,922
4.65%, 2/23/2046	153,000	149,608
2.55%, 8/20/2060	28,000	18,302
4.10%, 8/8/2062	14,000	12,074
Dell International LLC
6.02%, 6/15/2026	56,000	57,197
6.10%, 7/15/2027	50,000	52,208
5.30%, 10/1/2029	40,000	41,254
8.10%, 7/15/2036	46,000	56,584
HP, Inc. 4.00%, 4/15/2029	164,000	159,844
		742,530
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,390
3.63%, 5/1/2043	62,000	51,734
3.88%, 11/1/2045	20,000	16,940
Tapestry, Inc. 7.85%, 11/27/2033	6,000	6,421
		90,485
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	12,620
5.95%, 2/14/2049	46,000	47,350
4.45%, 5/6/2050	5,000	4,100
4.00%, 2/4/2061	70,000	52,255
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	93

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	64,188
4.39%, 8/15/2037	3,000	2,672
5.28%, 4/2/2050	69,000	62,862
7.08%, 8/2/2053	6,000	6,820
Philip Morris International, Inc.
4.88%, 2/15/2028	117,000	118,619
5.13%, 2/15/2030	129,000	132,610
5.75%, 11/17/2032	54,000	57,137
6.38%, 5/16/2038	8,000	8,994
4.38%, 11/15/2041	28,000	24,830
		595,057
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.63%, 12/1/2027	20,000	19,376
3.13%, 12/1/2030	40,000	36,148
2.88%, 1/15/2032	24,000	20,779
GATX Corp.
3.50%, 6/1/2032	1,000	901
5.45%, 9/15/2033	7,000	7,182
6.05%, 3/15/2034	37,000	39,313
		123,699
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/2037	3,000	3,462
4.30%, 12/1/2042	3,000	2,656
4.00%, 12/1/2046	36,000	29,907
3.75%, 9/1/2047	18,000	14,284
4.20%, 9/1/2048	11,000	9,365
Essential Utilities, Inc.
2.40%, 5/1/2031	34,000	29,323
5.30%, 5/1/2052	15,000	14,418
		103,415
Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	65,000	63,270
T-Mobile USA, Inc.
3.75%, 4/15/2027	142,000	139,380
3.88%, 4/15/2030	141,000	135,642
3.50%, 4/15/2031	218,000	202,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	1,000	1,008
5.13%, 6/19/2059	70,000	63,783
		605,582
Total Corporate Bonds (Cost $45,434,564)		45,488,407
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (f) (g) (Cost $146,711)	146,711	146,711
Total Investments — 98.6% (Cost $45,581,275)		45,635,118
Other Assets Less Liabilities — 1.4%		651,321
NET ASSETS — 100.0%		46,286,439

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $191,452 or 0.41% of the
Fund’s net assets as of August 31, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2024

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	95

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 85.3%
Azerbaijan — 0.1%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	1,092,000	973,245
3.50%, 9/1/2032 (b)	1,000	891
		974,136
Bahrain — 4.1%
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (a)	575,000	583,625
CBB International Sukuk Programme Co. SPC
4.50%, 3/30/2027 (a)	2,240,000	2,181,900
3.95%, 9/16/2027 (a)	2,479,000	2,369,769
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	1,164,000	1,184,370
7.00%, 10/12/2028 (a)	2,489,000	2,606,450
6.75%, 9/20/2029 (a)	3,107,000	3,215,745
7.38%, 5/14/2030 (a)	447,000	476,195
5.63%, 9/30/2031 (a)	3,206,000	3,111,824
5.45%, 9/16/2032 (a)	4,253,000	4,039,021
5.25%, 1/25/2033 (a)	1,882,000	1,738,498
5.63%, 5/18/2034 (a)	3,786,000	3,549,374
6.00%, 9/19/2044 (a)	900,000	772,031
		25,828,802
Brazil — 5.4%
Federative Republic of Brazil
2.88%, 6/6/2025	484,000	474,833
6.00%, 4/7/2026 (c)	2,336,000	2,375,572
4.63%, 1/13/2028	935,000	931,503
4.50%, 5/30/2029	4,576,000	4,452,356
3.88%, 6/12/2030	6,223,000	5,709,603
3.75%, 9/12/2031	361,000	320,907
6.00%, 10/20/2033	5,352,000	5,358,958
8.25%, 1/20/2034	1,978,000	2,292,304
5.00%, 1/27/2045	3,838,000	3,101,104
5.63%, 2/21/2047	3,606,000	3,134,011
4.75%, 1/14/2050	8,356,000	6,347,050
		34,498,201
Chile — 1.9%
Republic of Chile
3.24%, 2/6/2028	2,002,000	1,920,679
2.55%, 1/27/2032	1,682,000	1,466,704
2.55%, 7/27/2033	4,386,000	3,710,293
3.50%, 1/31/2034	300,000	272,062
4.95%, 1/5/2036	408,000	408,000
3.10%, 5/7/2041	3,374,000	2,592,717
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chile—continued
3.10%, 1/22/2061	200,000	131,300
3.25%, 9/21/2071	2,472,000	1,626,576
		12,128,331
China — 1.1%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (a)	1,813,000	1,774,474
People's Republic of China
0.55%, 10/21/2025 (a)	340,000	326,295
1.25%, 10/26/2026 (a)	1,694,000	1,599,000
2.63%, 11/2/2027 (a)	2,806,000	2,717,443
3.50%, 10/19/2028 (a)	576,000	571,138
1.20%, 10/21/2030 (a)	247,000	213,000
		7,201,350
Colombia — 4.3%
Republic of Colombia
4.50%, 3/15/2029	1,824,000	1,710,000
3.00%, 1/30/2030	4,400,000	3,724,600
3.13%, 4/15/2031	1,424,000	1,164,120
3.25%, 4/22/2032	5,809,000	4,629,773
8.00%, 4/20/2033	419,000	446,444
7.38%, 9/18/2037	4,860,000	4,891,590
6.13%, 1/18/2041	3,336,000	2,907,324
4.13%, 2/22/2042	2,861,000	1,961,359
5.63%, 2/26/2044	1,086,000	864,945
5.00%, 6/15/2045	2,876,000	2,084,956
5.20%, 5/15/2049	3,210,000	2,355,979
8.75%, 11/14/2053	659,000	716,959
		27,458,049
Costa Rica — 1.5%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,027,000	2,090,344
6.55%, 4/3/2034 (a) (c)	400,000	421,376
7.00%, 4/4/2044 (a)	1,917,000	2,016,741
7.16%, 3/12/2045 (a)	2,955,000	3,155,379
7.30%, 11/13/2054 (a)	1,604,000	1,736,827
		9,420,667
Dominican Republic — 4.5%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	2,099,000	2,134,421
5.95%, 1/25/2027 (a)	1,907,000	1,923,686
6.00%, 7/19/2028 (a)	2,438,000	2,485,248
4.50%, 1/30/2030 (a)	5,467,000	5,178,397
4.88%, 9/23/2032 (a)	2,922,000	2,750,333
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic—continued
6.00%, 2/22/2033 (a)	1,994,000	2,014,558
5.30%, 1/21/2041 (a)	3,470,000	3,150,101
6.85%, 1/27/2045 (a)	447,000	470,190
6.40%, 6/5/2049 (b)	2,968,000	2,973,580
6.40%, 6/5/2049 (a)	1,130,000	1,132,124
5.88%, 1/30/2060 (a) (c)	4,842,000	4,444,956
		28,657,594
Egypt — 1.2%
Arab Republic of Egypt
5.88%, 6/11/2025 (a)	533,000	527,171
7.50%, 1/31/2027 (a)	400,000	391,250
7.60%, 3/1/2029 (a)	1,379,000	1,297,122
7.05%, 1/15/2032 (a)	2,557,000	2,135,894
7.63%, 5/29/2032 (a)	249,000	213,206
8.70%, 3/1/2049 (a)	3,180,000	2,486,347
8.88%, 5/29/2050 (a)	303,000	240,790
Egyptian Financial Co. for Sovereign Taskeek (The) 10.88%, 2/28/2026 (a)	339,000	355,632
		7,647,412
Guatemala — 0.5%
Republic of Guatemala
6.60%, 6/13/2036 (a)	833,000	868,827
6.13%, 6/1/2050 (a)	2,571,000	2,444,057
		3,312,884
Hungary — 2.1%
Hungary Government Bond
6.13%, 5/22/2028 (a)	1,394,000	1,445,839
5.25%, 6/16/2029 (a)	3,619,000	3,654,285
2.13%, 9/22/2031 (a)	730,000	601,155
6.25%, 9/22/2032 (a)	700,000	749,245
5.50%, 6/16/2034 (a)	478,000	483,826
5.50%, 3/26/2036 (a)	1,222,000	1,230,401
7.63%, 3/29/2041	2,334,000	2,757,038
3.13%, 9/21/2051 (a)	642,000	424,523
6.75%, 9/25/2052 (a)	1,164,000	1,310,955
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	764,000	778,086
		13,435,353
India — 0.5%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	400,000	389,250
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

India—continued
3.25%, 1/15/2030 (a)	589,000	546,850
2.25%, 1/13/2031 (a)	1,724,000	1,469,710
5.50%, 1/18/2033 (a)	798,000	825,930
		3,231,740
Indonesia — 3.3%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 5/28/2025 (a)	219,000	218,910
4.55%, 3/29/2026 (a)	1,013,000	1,016,166
4.15%, 3/29/2027 (a)	1,260,000	1,257,244
4.45%, 2/20/2029 (a)	465,000	466,163
2.80%, 6/23/2030 (a)	1,081,000	987,764
2.55%, 6/9/2031 (a)	287,000	253,457
4.70%, 6/6/2032 (a)	339,000	341,648
5.60%, 11/15/2033 (a)	334,000	356,336
5.20%, 7/2/2034 (b)	615,000	637,663
Republic of Indonesia
3.50%, 1/11/2028	1,110,000	1,079,822
4.10%, 4/24/2028	1,636,000	1,622,196
4.75%, 2/11/2029	200,000	202,875
4.65%, 9/20/2032	2,443,000	2,443,000
4.85%, 1/11/2033	1,850,000	1,870,812
6.63%, 2/17/2037 (a)	1,214,000	1,393,824
6.63%, 2/17/2037 (b)	145,000	166,478
7.75%, 1/17/2038 (a)	1,229,000	1,555,837
4.63%, 4/15/2043 (a)	690,000	660,244
4.20%, 10/15/2050	3,263,000	2,860,223
3.05%, 3/12/2051	2,124,000	1,517,333
		20,907,995
Iraq — 0.3%
Republic of Iraq 5.80%, 1/15/2028 (a)	2,108,312	1,999,603
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	2,066,000	1,888,453
8.25%, 1/30/2037 (a)	3,225,000	3,212,906
		5,101,359
Jamaica — 1.1%
Jamaica Government Bond
6.75%, 4/28/2028	2,268,000	2,384,598
7.88%, 7/28/2045	3,973,000	4,803,595
		7,188,193
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	97

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Jordan — 1.1%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	2,584,000	2,514,555
7.50%, 1/13/2029 (a)	1,283,000	1,302,245
5.85%, 7/7/2030 (a)	2,222,000	2,097,012
7.38%, 10/10/2047 (a)	1,360,000	1,234,200
		7,148,012
Kazakhstan — 0.7%
Republic of Kazakhstan
3.88%, 10/14/2024 (a)	298,000	297,628
5.13%, 7/21/2025 (a)	307,000	307,166
4.88%, 10/14/2044 (a)	1,348,000	1,332,835
6.50%, 7/21/2045 (a)	2,154,000	2,538,354
		4,475,983
Kenya — 1.1%
Republic of Kenya
7.25%, 2/28/2028 (a)	1,499,000	1,375,332
8.00%, 5/22/2032 (a)	4,343,000	3,858,495
6.30%, 1/23/2034 (a)	200,000	153,500
8.25%, 2/28/2048 (a)	1,840,000	1,455,325
		6,842,652
Kuwait — 0.6%
State of Kuwait 3.50%, 3/20/2027 (a)	3,899,000	3,814,928
Malaysia — 0.1%
Malaysia Sukuk Global Bhd. 3.18%, 4/27/2026 (a)	752,000	738,201
Mexico — 4.3%
United Mexican States
4.15%, 3/28/2027	742,000	732,493
3.75%, 1/11/2028	3,444,000	3,333,146
4.50%, 4/22/2029	1,474,000	1,443,606
2.66%, 5/24/2031	1,985,000	1,686,010
4.75%, 4/27/2032	800,000	762,250
3.50%, 2/12/2034	4,406,000	3,712,055
6.75%, 9/27/2034	1,623,000	1,742,189
6.35%, 2/9/2035	268,000	278,553
6.05%, 1/11/2040	1,000,000	1,001,250
4.75%, 3/8/2044	2,722,000	2,267,766
4.60%, 1/23/2046	5,198,000	4,158,400
4.40%, 2/12/2052	2,607,000	1,980,505
6.34%, 5/4/2053	1,198,000	1,176,661
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mexico—continued
3.77%, 5/24/2061	262,000	168,581
3.75%, 4/19/2071	4,468,000	2,810,651
		27,254,116
Morocco — 0.9%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	1,410,000	1,450,097
3.00%, 12/15/2032 (a)	2,921,000	2,465,791
6.50%, 9/8/2033 (a)	842,000	898,911
4.00%, 12/15/2050 (a)	1,659,000	1,206,404
		6,021,203
Nigeria — 2.9%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	1,900,000	1,903,562
6.50%, 11/28/2027 (a)	787,000	732,894
6.13%, 9/28/2028 (a)	2,272,000	2,044,800
8.38%, 3/24/2029 (a)	2,642,000	2,556,961
7.14%, 2/23/2030 (a)	706,000	638,709
8.75%, 1/21/2031 (a)	1,516,000	1,446,833
7.88%, 2/16/2032 (a)	1,675,000	1,490,750
7.38%, 9/28/2033 (a)	6,528,000	5,459,040
7.63%, 11/28/2047 (a)	2,099,000	1,583,433
8.25%, 9/28/2051 (a)	849,000	669,649
		18,526,631
Oman — 5.1%
Oman Sovereign Sukuk SAOC
5.93%, 10/31/2025 (a)	1,704,000	1,724,235
4.88%, 6/15/2030 (a)	2,492,000	2,477,204
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	4,533,000	4,494,606
6.75%, 10/28/2027 (a)	2,542,000	2,669,100
5.63%, 1/17/2028 (a)	2,182,000	2,227,685
6.00%, 8/1/2029 (a)	3,563,000	3,709,083
6.25%, 1/25/2031 (a)	2,724,000	2,895,040
7.38%, 10/28/2032 (a)	3,580,000	4,072,250
6.50%, 3/8/2047 (a)	2,702,000	2,853,987
6.75%, 1/17/2048 (a)	1,930,000	2,093,447
7.00%, 1/25/2051 (a)	2,649,000	2,959,430
		32,176,067
Pakistan — 1.0%
Islamic Republic of Pakistan
6.00%, 4/8/2026 (a)	538,000	493,615
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Pakistan—continued
6.88%, 12/5/2027 (a)	5,193,000	4,504,927
7.38%, 4/8/2031 (a)	1,718,000	1,367,958
		6,366,500
Panama — 2.3%
Republic of Panama
3.88%, 3/17/2028	1,075,000	1,015,875
3.16%, 1/23/2030	2,072,000	1,798,496
2.25%, 9/29/2032	3,073,000	2,300,141
3.30%, 1/19/2033	542,000	439,643
6.70%, 1/26/2036	2,918,000	2,970,889
6.88%, 1/31/2036	316,000	323,900
4.30%, 4/29/2053	610,000	416,898
6.85%, 3/28/2054	1,008,000	988,153
3.87%, 7/23/2060	3,116,000	1,901,726
4.50%, 1/19/2063	3,443,000	2,339,105
		14,494,826
Paraguay — 0.8%
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,610,000	1,590,881
6.10%, 8/11/2044 (a)	3,224,000	3,254,225
		4,845,106
Peru — 2.1%
Republic of Peru
4.13%, 8/25/2027	350,000	345,289
2.78%, 1/23/2031	2,329,000	2,059,127
1.86%, 12/1/2032	3,928,000	3,119,323
8.75%, 11/21/2033	1,005,000	1,258,763
3.00%, 1/15/2034	1,750,000	1,485,312
6.55%, 3/14/2037	172,000	191,350
3.30%, 3/11/2041	2,325,000	1,816,406
5.63%, 11/18/2050	200,000	203,600
2.78%, 12/1/2060	1,929,000	1,144,741
3.23%, 7/28/2121	3,274,000	1,924,498
		13,548,409
Philippines — 2.8%
Republic of Philippines
5.50%, 3/30/2026	1,183,000	1,200,375
3.00%, 2/1/2028	1,815,000	1,734,459
3.75%, 1/14/2029	1,868,000	1,820,571
9.50%, 2/2/2030	428,000	528,313
2.46%, 5/5/2030	1,498,000	1,343,987
6.38%, 1/15/2032	200,000	220,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Philippines—continued
5.00%, 7/17/2033	500,000	509,531
6.38%, 10/23/2034	508,000	572,453
5.00%, 1/13/2037	2,644,000	2,694,401
3.95%, 1/20/2040	957,000	850,235
3.70%, 3/1/2041	3,016,000	2,562,657
3.70%, 2/2/2042	1,709,000	1,447,309
2.65%, 12/10/2045	1,649,000	1,130,596
4.20%, 3/29/2047	422,000	367,272
5.50%, 1/17/2048	300,000	313,500
5.60%, 5/14/2049	234,000	247,309
		17,543,468
Poland — 1.9%
Republic of Poland
3.25%, 4/6/2026	3,844,000	3,783,688
5.75%, 11/16/2032	129,000	138,462
4.88%, 10/4/2033	3,314,000	3,349,128
5.50%, 4/4/2053	4,360,000	4,453,566
5.50%, 3/18/2054	100,000	102,332
		11,827,176
Qatar — 2.6%
State of Qatar
3.40%, 4/16/2025 (a)	1,178,000	1,167,693
3.25%, 6/2/2026 (a)	1,286,000	1,261,887
4.50%, 4/23/2028 (a)	628,000	636,439
4.00%, 3/14/2029 (a)	2,757,000	2,744,077
3.75%, 4/16/2030 (a)	1,843,000	1,811,323
4.75%, 5/29/2034 (a)	295,000	306,984
6.40%, 1/20/2040 (a)	583,000	681,928
4.63%, 6/2/2046 (a)	759,000	729,114
4.82%, 3/14/2049 (a)	2,237,000	2,198,552
4.40%, 4/16/2050 (a)	5,332,000	4,905,440
		16,443,437
Romania — 2.0%
Romania Government Bond
3.00%, 2/27/2027 (a)	3,114,000	2,952,072
5.25%, 11/25/2027 (a)	340,000	340,027
6.63%, 2/17/2028 (a)	1,110,000	1,154,747
5.88%, 1/30/2029 (a)	1,392,000	1,416,360
3.63%, 3/27/2032 (a)	216,000	189,810
6.00%, 5/25/2034 (a)	770,000	774,874
6.13%, 1/22/2044 (a) (c)	3,658,000	3,621,420
5.13%, 6/15/2048 (a)	1,050,000	895,125
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	99

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania—continued
4.00%, 2/14/2051 (a)	696,000	497,042
7.63%, 1/17/2053 (a)	1,010,000	1,132,336
		12,973,813
Saudi Arabia — 3.9%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	284,000	282,580
3.25%, 10/26/2026 (a)	238,000	232,422
2.50%, 2/3/2027 (a)	3,211,000	3,075,536
4.75%, 1/18/2028 (a)	200,000	202,625
3.63%, 3/4/2028 (a)	4,222,000	4,117,769
4.38%, 4/16/2029 (a)	1,062,000	1,060,009
4.50%, 4/17/2030 (a)	900,000	897,750
2.25%, 2/2/2033 (a)	4,743,000	3,927,797
5.00%, 1/16/2034 (a)	1,370,000	1,392,262
4.50%, 10/26/2046 (a)	3,819,000	3,364,300
4.63%, 10/4/2047 (a)	1,369,000	1,226,538
5.00%, 4/17/2049 (a)	300,000	283,143
5.25%, 1/16/2050 (a)	1,858,000	1,820,259
3.75%, 1/21/2055 (a)	1,576,000	1,175,598
3.45%, 2/2/2061 (a)	1,149,000	797,119
KSA Sukuk Ltd.
4.27%, 5/22/2029 (a)	200,000	199,438
2.25%, 5/17/2031 (a)	1,031,000	894,715
		24,949,860
Serbia — 0.5%
Republic of Serbia
6.50%, 9/26/2033 (a)	2,325,000	2,425,556
6.00%, 6/12/2034 (a)	497,000	503,399
		2,928,955
South Africa — 4.0%
Republic of South Africa
5.88%, 9/16/2025	2,064,000	2,069,418
4.88%, 4/14/2026	1,395,000	1,378,302
4.85%, 9/27/2027	1,013,000	999,608
4.30%, 10/12/2028	3,425,000	3,251,284
4.85%, 9/30/2029	6,456,000	6,160,832
5.38%, 7/24/2044	376,000	303,819
5.00%, 10/12/2046	1,183,000	889,356
5.65%, 9/27/2047	5,122,000	4,132,327
5.75%, 9/30/2049	2,371,000	1,908,655
7.30%, 4/20/2052	4,222,000	4,063,675
		25,157,276
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	1,905,000	1,871,663
Turkey — 7.6%
Hazine Mustesarligi Varlik Kiralama A/S
5.13%, 6/22/2026 (a)	1,757,000	1,729,766
7.25%, 2/24/2027 (a)	4,915,000	5,042,483
8.51%, 1/14/2029 (a)	400,000	432,125
Republic of Turkiye (The)
6.38%, 10/14/2025	880,000	888,800
4.75%, 1/26/2026	4,696,000	4,654,910
4.25%, 4/14/2026	2,772,000	2,726,089
4.88%, 10/9/2026	3,055,000	3,017,767
6.00%, 3/25/2027	451,000	454,242
5.13%, 2/17/2028	4,138,000	4,038,429
6.13%, 10/24/2028	1,241,000	1,244,878
7.63%, 4/26/2029	1,553,000	1,623,739
11.88%, 1/15/2030	139,000	177,312
9.13%, 7/13/2030	625,000	697,656
5.95%, 1/15/2031	4,163,000	3,986,072
5.88%, 6/26/2031	1,429,000	1,350,405
7.13%, 7/17/2032	463,000	466,473
9.38%, 1/19/2033	2,137,000	2,449,536
6.50%, 9/20/2033	1,674,000	1,613,318
6.88%, 3/17/2036	2,985,000	2,895,450
6.75%, 5/30/2040	583,000	547,838
6.00%, 1/14/2041	4,391,000	3,777,632
5.75%, 5/11/2047	5,702,000	4,504,580
		48,319,500
United Arab Emirates — 2.4%
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	635,000	649,486
Sharjah Sukuk Program Ltd.
4.23%, 3/14/2028 (a)	500,000	486,565
3.23%, 10/23/2029 (a)	1,290,000	1,178,531
United Arab Emirates Government Bond
3.13%, 5/3/2026 (a)	301,000	295,847
3.13%, 10/11/2027 (a)	1,975,000	1,913,281
1.63%, 6/2/2028 (a)	3,645,000	3,327,885
2.50%, 9/30/2029 (a)	1,158,000	1,075,854
2.00%, 10/19/2031 (a)	1,576,000	1,355,644
6.50%, 11/23/2032 (a)	400,000	425,252
3.13%, 9/30/2049 (a)	1,972,000	1,449,420
3.88%, 4/16/2050 (a)	368,000	309,812
3.90%, 9/9/2050 (a)	330,000	253,935
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Arab Emirates—continued
4.95%, 7/7/2052 (a)	567,000	558,495
3.25%, 10/19/2061 (a)	289,000	207,358
2.70%, 9/2/2070 (a)	3,152,000	1,967,045
		15,454,410
Uruguay — 1.6%
Oriental Republic of Uruguay
4.38%, 10/27/2027	100,000	100,638
4.38%, 1/23/2031	3,170,000	3,187,831
5.75%, 10/28/2034	895,000	969,397
7.63%, 3/21/2036	180,000	222,975
5.10%, 6/18/2050	3,042,000	3,019,185
4.98%, 4/20/2055	2,538,000	2,443,612
		9,943,638
Total Foreign Government Securities (Cost $527,580,363)		542,657,499
Corporate Bonds — 12.7%
Azerbaijan — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	3,048,000	3,099,435
Bahrain — 0.2%
Bapco Energies BSC Closed 7.50%, 10/25/2027 (a)	1,417,000	1,474,123
Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	1,795,000	1,629,523
5.95%, 1/8/2034 (a)	565,000	586,188
4.50%, 8/1/2047 (a)	1,350,000	1,125,141
4.38%, 2/5/2049 (a)	956,000	778,244
3.70%, 1/30/2050 (a)	1,949,000	1,416,070
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	200,000	170,250
		5,705,416
China — 1.4%
China Development Bank 1.00%, 10/27/2025 (a)	1,242,000	1,192,295
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	196,625
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	1,320,000	1,313,545
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	700,000	685,272
2.95%, 11/12/2029 (a)	601,000	567,296
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

China — continued
2.70%, 5/13/2030 (a) (c)	472,000	440,423
2.30%, 1/8/2031 (a)	1,044,000	928,795
2.30%, 1/8/2031 (a) (c)	400,000	355,860
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	624,000	606,255
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (a)	1,749,000	1,716,889
1.63%, 8/5/2030 (a)	805,000	698,442
		8,701,697
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	1,685,000	1,716,611
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	1,082,000	1,121,222
Indonesia — 0.6%
Indonesia Asahan Aluminium PT 4.75%, 5/15/2025 (a)	343,000	341,392
Pertamina Persero PT
5.63%, 5/20/2043 (a)	894,000	900,151
6.45%, 5/30/2044 (a)	297,000	324,205
4.18%, 1/21/2050 (a)	792,000	647,658
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	500,000	490,625
5.45%, 5/21/2028 (a)	253,000	257,362
5.25%, 10/24/2042 (a)	591,000	553,696
6.15%, 5/21/2048 (a)	262,000	268,141
		3,783,230
Malaysia — 1.1%
Petronas Capital Ltd.
3.50%, 4/21/2030 (a)	1,440,000	1,364,760
2.48%, 1/28/2032 (a)	3,091,000	2,654,644
4.55%, 4/21/2050 (a)	709,000	642,616
3.40%, 4/28/2061 (a)	3,735,000	2,643,222
		7,305,242
Mexico — 3.3%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	758,000	751,845
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	844,000	721,093
Petroleos Mexicanos
4.50%, 1/23/2026	2,210,000	2,125,053
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	101

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — continued
6.88%, 8/4/2026	317,000	312,445
6.50%, 1/23/2029	481,000	441,468
8.75%, 6/2/2029	3,765,000	3,732,997
6.84%, 1/23/2030	894,000	804,958
6.70%, 2/16/2032	4,025,000	3,455,462
10.00%, 2/7/2033	743,000	759,717
6.63%, 6/15/2035	1,981,000	1,539,237
6.50%, 6/2/2041	5,252,000	3,696,095
6.75%, 9/21/2047	1,485,000	1,010,379
7.69%, 1/23/2050	1,670,000	1,239,474
6.95%, 1/28/2060	391,000	266,322
		20,856,545
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	1,282,000	1,320,062
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a) (c)	882,000	692,926
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	200,000	163,376
		856,302
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	1,906,000	1,202,438
Poland — 0.7%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	2,617,000	2,678,970
5.75%, 7/9/2034 (b)	1,044,000	1,094,248
6.25%, 7/9/2054 (b)	861,000	929,820
		4,703,038
Qatar — 0.6%
QatarEnergy
2.25%, 7/12/2031 (a)	600,000	523,500
3.13%, 7/12/2041 (a)	3,876,000	3,062,040
3.30%, 7/12/2051 (a)	200,000	148,450
		3,733,990
Saudi Arabia — 0.8%
Gaci First Investment Co.
5.00%, 10/13/2027 (a)	701,000	708,886
5.00%, 1/29/2029 (a)	997,000	1,008,839
4.75%, 2/14/2030 (a)	302,000	302,661
4.88%, 2/14/2035 (a)	1,552,000	1,532,115
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Saudi Arabia — continued
5.13%, 2/14/2053 (a)	678,000	616,344
Suci Second Investment Co. 6.25%, 10/25/2033 (a)	567,000	628,130
		4,796,975
South Africa — 0.5%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	1,721,000	1,721,534
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,469,000	1,510,778
		3,232,312
United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	1,157,000	1,073,479
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/2034 (a)	200,000	210,876
DP World Ltd. 6.85%, 7/2/2037 (a)	1,900,000	2,151,750
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (e) (f)	211,000	210,050
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	2,178,000	2,025,736
3.38%, 3/28/2032 (a)	866,000	802,674
4.38%, 11/22/2033 (a)	241,000	234,674
3.40%, 6/7/2051 (a)	682,000	513,205
		7,222,444
Total Corporate Bonds (Cost $77,993,004)		80,831,082
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (g) (h)(Cost $3,138,429)	3,138,429	3,138,429
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (g) (h)	3,000,100	3,000,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (g) (h)	800,428	800,428
Total Investment of Cash Collateral from Securities Loaned (Cost $3,800,728)		3,800,828
Total Short-Term Investments (Cost $6,939,157)		6,939,257
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2024

INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.1% (Cost $612,512,524)		630,427,838
Other Assets Less Liabilities — 0.9%		5,520,623
NET ASSETS — 100.0%		635,948,461

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 is $3,686,417.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2024.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
ASSETS:
Investments in non-affiliates, at value	$14,368,830	$1,408,211,506	$1,456,712
Investments in affiliates, at value	109,373	48,557,756	4,274
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	—	2,646,135	—
Cash	25,483	1,565,283	18
Foreign currency, at value	21	202	—
Receivables:
Investment securities sold	326,197	48,969,477	2,086
Investment securities sold — delayed delivery securities	—	16,221,881	—
Fund shares sold	—	927,567	—
Interest from non-affiliates	63,846	7,200,322	3,833
Dividends from affiliates	16	6,946	1
Securities lending income (See Note 2.D.)	—	605	—
Other assets	21	—	—
Total Assets	14,893,787	1,534,307,680	1,466,924
LIABILITIES:
Payables:
Investment securities purchased	299,154	16,688,468	—
Investment securities purchased — delayed delivery securities	70,966	93,048,303	—
Collateral received on securities loaned (See Note 2.D.)	—	2,646,135	—
Accrued liabilities:
Management fees (See Note 3.A.)	1,223	28,354	173
Total Liabilities	371,343	112,411,260	173
Net Assets	$14,522,444	$1,421,896,420	$1,466,751
NET ASSETS:
Paid-in-Capital	$15,391,729	$1,556,855,355	$1,505,543
Total distributable earnings (loss)	(869,285)	(134,958,935)	(38,792)
Total Net Assets	$14,522,444	$1,421,896,420	$1,466,751
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	299,946	30,373,203	15,000
Net asset value, per share	$48.42	$46.81	$97.78
Cost of investments in non-affiliates	$14,399,366	$1,452,978,897	$1,457,070
Cost of investments in affiliates	109,373	48,557,756	4,273
Cost of foreign currency	19	195	—
Investment securities on loan, at value (See Note 2.D.)	—	2,569,563	—
Cost of investment of cash collateral (See Note 2.D.)	—	2,646,135	—
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$2,939,540	$24,760,807	$6,140,661
Investments in affiliates, at value	4,078	22,974	4,023
Cash	6,297	262	14,768
Receivables:
Investment securities sold	158,856	550,028	132,407
Interest from non-affiliates	16,967	157,199	29,572
Dividends from affiliates	1	3	1
Total Assets	3,125,739	25,491,273	6,321,432
LIABILITIES:
Payables:
Investment securities purchased	151,936	458,280	118,967
Accrued liabilities:
Management fees (See Note 3.A.)	176	1,499	282
Total Liabilities	152,112	459,779	119,249
Net Assets	$2,973,627	$25,031,494	$6,202,183
NET ASSETS:
Paid-in-Capital	$3,016,415	$26,988,510	$6,190,821
Total distributable earnings (loss)	(42,788)	(1,957,016)	11,362
Total Net Assets	$2,973,627	$25,031,494	$6,202,183
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	30,000	272,500	62,500
Net asset value, per share	$99.12	$91.86	$99.23
Cost of investments in non-affiliates	$2,908,116	$25,734,671	$6,127,306
Cost of investments in affiliates	4,077	22,969	4,022
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$1,264,400,308	$45,488,407	$623,488,581
Investments in affiliates, at value	8,524,800	146,711	3,138,429
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	—	—	3,800,828
Cash	240,332	612	—
Foreign currency, at value	441	—	4,297
Segregated cash balance with Authorized Participant for deposit securities	13,294,336	—	212,004
Receivables:
Investment securities sold	15,683,712	438,432	6,438,777
Fund shares sold	167,398	—	—
Interest from non-affiliates	21,020,928	546,958	8,779,343
Dividends from affiliates	1,219	21	449
Securities lending income (See Note 2.D.)	—	—	561
Total Assets	1,323,333,474	46,621,141	645,863,269
LIABILITIES:
Payables:
Due to custodian	—	—	29,415
Investment securities purchased	18,953,653	331,245	5,658,751
Collateral received on securities loaned (See Note 2.D.)	—	—	3,800,828
Collateral upon return of deposit securities	13,294,336	—	212,004
Accrued liabilities:
Management fees (See Note 3.A.)	162,913	3,457	213,810
Total Liabilities	32,410,902	334,702	9,914,808
Net Assets	$1,290,922,572	$46,286,439	$635,948,461
NET ASSETS:
Paid-in-Capital	$1,324,432,279	$49,526,971	$630,729,889
Total distributable earnings (loss)	(33,509,707)	(3,240,532)	5,218,572
Total Net Assets	$1,290,922,572	$46,286,439	$635,948,461
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	27,575,000	1,000,000	15,900,000
Net asset value, per share	$46.81	$46.29	$40.00
Cost of investments in non-affiliates	$1,252,982,479	$45,434,564	$605,573,367
Cost of investments in affiliates	8,524,800	146,711	3,138,429
Cost of foreign currency	433	—	4,170
Investment securities on loan, at value (See Note 2.D.)	—	—	3,686,417
Cost of investment of cash collateral (See Note 2.D.)	—	—	3,800,728
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$271,450	$30,736,285	$44,716
Interest income from affiliates	79	83	—
Dividend income from affiliates	2,467	1,575,204	163
Income from securities lending (net) (See Note 2.D.)	—	6,484	—
Total investment income	273,996	32,318,056	44,879
EXPENSES:
Management fees (See Note 3.A.)	3,593	191,761	478
Interest expense to affiliates	43	3,422	—
Total expenses	3,636	195,183	478
Net investment income (loss)	270,360	32,122,873	44,401
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(39,415)	(5,328,588)	(4,798)
Investments in affiliates	—	—	4
In-kind redemptions of investments in non-affiliates (See Note 4)	(7,043)	(7,568,062)	(3,469)
Foreign currency transactions	—	(1)	—
Net realized gain (loss)	(46,458)	(12,896,651)	(8,263)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	326,803	50,163,314	30,335
Investments in affiliates	—	500	(4)
Foreign currency translations	1	4	—
Change in net unrealized appreciation/depreciation	326,804	50,163,818	30,331
Net realized/unrealized gains (losses)	280,346	37,267,167	22,068
Change in net assets resulting from operations	$550,706	$69,390,040	$66,469
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$77,551	$553,905	$86,685
Dividend income from affiliates	156	983	255
Total investment income	77,707	554,888	86,940
EXPENSES:
Management fees (See Note 3.A.)	1,157	8,559	1,528
Total expenses	1,157	8,559	1,528
Net investment income (loss)	76,550	546,329	85,412
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	880	(257,495)	(8,535)
Investments in affiliates	3	27	4
In-kind redemptions of investments in non-affiliates (See Note 4)	9,458	(270,937)	21,386
Net realized gain (loss)	10,341	(528,405)	12,855
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	23,503	1,263,392	113,533
Investments in affiliates	—	2	—
Change in net unrealized appreciation/depreciation	23,503	1,263,394	113,533
Net realized/unrealized gains (losses)	33,844	734,989	126,388
Change in net assets resulting from operations	$110,394	$1,281,318	$211,800
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$40,458,768	$1,230,455	$20,707,819
Interest income from affiliates	688	14	81
Dividend income from affiliates	192,400	6,473	78,868
Income from securities lending (net) (See Note 2.D.)	—	—	6,997
Total investment income	40,651,856	1,236,942	20,793,765
EXPENSES:
Management fees (See Note 3.A.)	807,349	21,784	1,242,560
Interest expense to affiliates	701	—	313
Total expenses	808,050	21,784	1,242,873
Net investment income (loss)	39,843,806	1,215,158	19,550,892
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,014,208)	(62,360)	(262,838)
In-kind redemptions of investments in non-affiliates (See Note 4)	9,250,540	(81,889)	2,296,736
Foreign currency transactions	—	—	(6)
Net realized gain (loss)	6,236,332	(144,249)	2,033,892
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	19,217,190	1,379,531	14,732,782
Investments in affiliates	—	—	800
Foreign currency translations	10	—	102
Change in net unrealized appreciation/depreciation	19,217,200	1,379,531	14,733,684
Net realized/unrealized gains (losses)	25,453,532	1,235,282	16,767,576
Change in net assets resulting from operations	$65,297,338	$2,450,440	$36,318,468
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Aggregate Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$270,360	$529,304	$32,122,873	$72,467,036
Net realized gain (loss)	(46,458)	(1,542,090)	(12,896,651)	(56,361,692)
Change in net unrealized appreciation/depreciation	326,804	1,809,965	50,163,818	29,915,386
Change in net assets resulting from operations	550,706	797,179	69,390,040	46,020,730
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(275,652)	(555,353)	(32,978,188)	(70,295,004)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,190,591)	(20,022,636)	(262,375,306)	360,033,171
NET ASSETS:
Change in net assets	(915,537)	(19,780,810)	(225,963,454)	335,758,897
Beginning of period	15,437,981	35,218,791	1,647,859,874	1,312,100,977
End of period	$14,522,444	$15,437,981	$1,421,896,420	$1,647,859,874
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$7,016,343	$47,021,212	$1,267,186,630
Cost of shares redeemed	(1,190,591)	(27,038,979)	(309,396,518)	(907,153,459)
Total change in net assets resulting from capital transactions	$(1,190,591)	$(20,022,636)	$(262,375,306)	$360,033,171
SHARE TRANSACTIONS:
Issued	—	150,000	1,025,000	27,350,000
Redeemed	(25,000)	(575,000)	(6,775,000)	(19,800,000)
Net increase (decrease) in shares from share transactions	(25,000)	(425,000)	(5,750,000)	7,550,000
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (a)	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$44,401	$252,265	$76,550	$201,109
Net realized gain (loss)	(8,263)	(27,649)	10,341	(90,407)
Change in net unrealized appreciation/depreciation	30,331	(30,688)	23,503	7,922
Change in net assets resulting from operations	66,469	193,928	110,394	118,624
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,492)	(257,697)	(84,190)	(187,616)
Return of capital	—	(6,239)	—	—
Total distributions to shareholders	(41,492)	(263,936)	(84,190)	(187,616)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,167,280)	7,679,062	(1,475,251)	4,491,666
NET ASSETS:
Change in net assets	(6,142,303)	7,609,054	(1,449,047)	4,422,674
Beginning of period	7,609,054	—	4,422,674	—
End of period	$1,466,751	$7,609,054	$2,973,627	$4,422,674
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$484,340	$7,679,062	$1,952,738	$24,365,924
Cost of shares redeemed	(6,651,620)	—	(3,427,989)	(19,874,258)
Total change in net assets resulting from capital transactions	$(6,167,280)	$7,679,062	$(1,475,251)	$4,491,666
SHARE TRANSACTIONS:
Issued	5,000	77,500	20,000	247,500
Redeemed	(67,500)	—	(35,000)	(202,500)
Net increase (decrease) in shares from share transactions	(62,500)	77,500	(15,000)	45,000

(a)
Commencement of operations was May 10, 2023.
(b)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (a)	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$546,329	$1,691,286	$85,412	$197,539
Net realized gain (loss)	(528,405)	(2,126,478)	12,855	(24,680)
Change in net unrealized appreciation/depreciation	1,263,394	(2,237,253)	113,533	(100,177)
Change in net assets resulting from operations	1,281,318	(2,672,445)	211,800	72,682
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(617,176)	(1,535,292)	(98,213)	(174,907)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,858,070)	35,433,159	(2,390,689)	8,581,510
NET ASSETS:
Change in net assets	(6,193,928)	31,225,422	(2,277,102)	8,479,285
Beginning of period	31,225,422	—	8,479,285	—
End of period	$25,031,494	$31,225,422	$6,202,183	$8,479,285
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$67,463,018	$1,989,645	$8,581,602
Cost of shares redeemed	(6,858,070)	(32,029,859)	(4,380,334)	(92)
Total change in net assets resulting from capital transactions	$(6,858,070)	$35,433,159	$(2,390,689)	$8,581,510
SHARE TRANSACTIONS:
Issued	—	705,000	20,000	87,500
Redeemed	(75,000)	(357,500)	(45,000)	—
Net increase (decrease) in shares from share transactions	(75,000)	347,500	(25,000)	87,500

(a)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,843,806	$29,392,274	$1,215,158	$2,543,496
Net realized gain (loss)	6,236,332	(10,707,705)	(144,249)	(1,893,906)
Change in net unrealized appreciation/depreciation	19,217,200	23,578,851	1,379,531	3,032,096
Change in net assets resulting from operations	65,297,338	42,263,420	2,450,440	3,681,686
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(35,803,234)	(27,562,688)	(1,262,246)	(2,485,282)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	461,149,284	448,099,146	(2,320,483)	1,519,568
NET ASSETS:
Change in net assets	490,643,388	462,799,878	(1,132,289)	2,715,972
Beginning of period	800,279,184	337,479,306	47,418,728	44,702,756
End of period	$1,290,922,572	$800,279,184	$46,286,439	$47,418,728
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,138,673,923	$581,385,583	$3,384,821	$60,153,501
Cost of shares redeemed	(677,524,639)	(133,286,437)	(5,705,304)	(58,633,933)
Total change in net assets resulting from capital transactions	$461,149,284	$448,099,146	$(2,320,483)	$1,519,568
SHARE TRANSACTIONS:
Issued	24,800,000	12,875,000	75,000	1,350,000
Redeemed	(14,700,000)	(3,000,000)	(125,000)	(1,300,000)
Net increase (decrease) in shares from share transactions	10,100,000	9,875,000	(50,000)	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,550,892	$29,323,631
Net realized gain (loss)	2,033,892	(13,507,494)
Change in net unrealized appreciation/depreciation	14,733,684	12,878,908
Change in net assets resulting from operations	36,318,468	28,695,045
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(19,400,505)	(27,334,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(38,664,143)	428,749,290
NET ASSETS:
Change in net assets	(21,746,180)	430,110,276
Beginning of period	657,694,641	227,584,365
End of period	$635,948,461	$657,694,641
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$66,568,491	$714,431,871
Cost of shares redeemed	(105,232,634)	(285,682,581)
Total change in net assets resulting from capital transactions	$(38,664,143)	$428,749,290
SHARE TRANSACTIONS:
Issued	1,700,000	18,600,000
Redeemed	(2,700,000)	(7,600,000)
Net increase (decrease) in shares from share transactions	(1,000,000)	11,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	$47.51	$0.89	$0.93	$1.82	$(0.91)	$—	$—	$(0.91)
Year Ended February 29, 2024	46.96	1.47	0.55	2.02	(1.47)	—	—	(1.47)
Year Ended February 28, 2023	49.85	0.81	(2.92)	(2.11)	(0.78)	—	—	(0.78)
Year Ended February 28, 2022 (f)	51.87	0.53	(1.72)	(1.19)	(0.57)	(0.26)	—	(0.83)
Year Ended February 28, 2021 (f)	51.72	0.85	0.34	1.19	(0.83)	(0.21)	—	(1.04)
March 12, 2019 (g) through February 29, 2020 (f)	50.00	1.17	1.76	2.93	(1.21)	—	—	(1.21)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	45.62	0.95	1.20	2.15	(0.96)	—	—	(0.96)
Year Ended February 29, 2024	45.92	1.79	(0.36)	1.43	(1.73)	—	—	(1.73)
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	—	(1.07)
Year Ended February 28, 2022 (f)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	—	(0.78)
Year Ended February 28, 2021 (f)	54.86	0.89	(0.32)	0.57	(0.85)	(0.19)	—	(1.04)
Year Ended February 29, 2020 (f)	50.63	1.39	4.35	5.74	(1.44)	(0.07)	—	(1.51)
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Six Months Ended August 31, 2024 (Unaudited)	98.18	3.17	0.23	3.40	(3.80)	—	—	(3.80)
May 10, 2023 (g) through February 29, 2024	99.50	3.34	(1.25)	2.09	(3.33)	—	(0.08)	(3.41)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Six Months Ended August 31, 2024 (Unaudited)	98.28	2.28	0.94	3.22	(2.38)	—	—	(2.38)
April 19, 2023 (g) through February 29, 2024	99.50	3.93	(1.30)	2.63	(3.85)	—	—	(3.85)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Six Months Ended August 31, 2024 (Unaudited)	89.86	1.99	2.15	4.14	(2.14)	—	—	(2.14)
April 19, 2023 (g) through February 29, 2024	99.50	3.43	(10.06)	(6.63)	(3.01)	—	—	(3.01)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Six Months Ended August 31, 2024 (Unaudited)	96.91	1.90	2.42	4.32	(2.00)	—	—	(2.00)
April 19, 2023 (g) through February 29, 2024	99.50	3.32	(2.93)	0.39	(2.98)	—	—	(2.98)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$48.42	$48.44	3.88%	3.90%	$14,522,444	0.05%	3.72%	0.05%	23%
47.51	47.52	4.36	4.29	15,437,981	0.05	3.11	0.05	55
46.96	47.00	(4.24)	(4.20)	35,218,791	0.10	1.70	0.10	60
49.85	49.87	(2.31)	(2.44)	34,892,895	0.05	1.02	0.05	45
51.87	51.96	2.32	2.55	59,654,406	0.05	1.62	0.05	40
51.72	51.68	5.93	5.85 (h)	37,495,084	0.05	2.38	0.05	56

46.81	46.90	4.80	4.98	1,421,896,420	0.03	4.15	0.03	51
45.62	45.63	3.19	3.21	1,647,859,874	0.02	3.93	0.02	138
45.92	45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	0.06	107
52.13	52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	0.07	78
54.39	54.36	1.04	0.85	826,789,330	0.07	1.60	0.07	64
54.86	54.92	11.46	11.49	543,070,946	0.07	2.61	0.20 (i)	57

97.78	97.85	3.56	3.55	1,466,751	0.07	6.47	0.07	17
98.18	98.26	2.18	2.26	7,609,054	0.07	4.24	0.07	20

99.12	99.12	3.34	3.28	2,973,627	0.07	4.63	0.07	31
98.28	98.33	2.71	2.76	4,422,674	0.07	4.61	0.07	419

91.86	91.91	4.75	4.82	25,031,494	0.07	4.46	0.07	11
89.86	89.85	(6.66)	(6.67)	31,225,422	0.07	4.38	0.07	29

99.23	99.28	4.54	4.55	6,202,183	0.07	3.91	0.07	13
96.91	96.95	0.43	0.47	8,479,285	0.07	3.97	0.07	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	$45.80	$1.70	$0.90	$2.60	$(1.59)	$—	$(1.59)
Year Ended February 29, 2024	44.41	3.16	1.23	4.39	(3.00)	—	(3.00)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
Year Ended February 28, 2021	50.31	2.12	1.31 (f)	3.43	(2.07)	(0.03)	(2.10)
Year Ended February 29, 2020	49.86	2.50	0.53	3.03	(2.58)	—	(2.58)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	45.16	1.13	1.17	2.30	(1.17)	—	(1.17)
Year Ended February 29, 2024	44.70	2.14	0.34	2.48	(2.02)	—	(2.02)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
Year Ended February 28, 2021	56.27	1.58	(0.31)	1.27	(1.46)	(0.75)	(2.21)
Year Ended February 29, 2020	51.19	1.95	5.96	7.91	(1.93)	(0.90)	(2.83)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Six Months Ended August 31, 2024 (Unaudited)	38.92	1.20	1.07	2.27	(1.19)	—	(1.19)
Year Ended February 29, 2024	38.57	2.40	0.30 (f)	2.70	(2.35)	—	(2.35)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)
Year Ended February 28, 2021	50.95	2.17	(1.83)	0.34	(2.02)	—	(2.02)
Year Ended February 29, 2020	47.52	2.32	3.40	5.72	(2.29)	—	(2.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$46.81	$46.89	5.82%	5.80%	$1,290,922,572	0.15%	7.38%	0.15%	21%
45.80	45.88	10.34	10.43	800,279,184	0.15	7.09	0.15	16
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	0.23	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	0.24	46
51.64	51.61	7.16	6.43	1,559,634,055	0.23	4.18	0.23	50
50.31	50.62	6.15	6.88	171,037,324	0.32	4.90	0.44 (g)	128

46.29	46.36	5.20	5.38	46,286,439	0.09	5.00	0.09	7
45.16	45.15	5.70	5.58	47,418,728	0.09	4.77	0.09	13
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	0.14	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	0.14	36
55.33	55.48	2.24	2.09	55,332,638	0.14	2.81	0.14	41
56.27	56.50	15.74	15.95	35,170,394	0.14	3.58	0.65 (g)	67

40.00	40.07	5.98	6.08	635,948,461	0.39	6.14	0.39	11
38.92	38.95	7.26	6.59	657,694,641	0.39	6.29	0.39	26
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	0.39	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	0.39	38
49.27	49.30	0.85	0.50	83,750,663	0.39	4.50	0.39	59
50.95	51.15	12.25	12.44	91,713,454	0.39	4.64	0.58 (g)	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Non-Diversified
The investment objective of JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (“BetaBuilders 1-5 Year U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.
The investment objective of JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF (“BetaBuilders U.S. TIPS 0-5 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE 0-5 Year U.S. Inflation-Linked Treasury Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

120	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca, Inc.
BetaBuilders U.S. TIPS 0-5 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca, Inc.
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where

August 31, 2024	J.P. Morgan Exchange-Traded Funds	121

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AS OF August 31, 2024 (Unaudited) (continued)
sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$44,656	$—	$44,656
Commercial Mortgage-Backed Securities	—	237,475	—	237,475
Corporate Bonds	—	3,517,428	—	3,517,428
Foreign Government Securities	—	191,180	—	191,180
Mortgage-Backed Securities	—	899,532	—	899,532
Municipal Bonds	—	38,267	—	38,267
Supranational	—	315,367	—	315,367
U.S. Government Agency Securities	—	146,796	—	146,796
U.S. Treasury Obligations	—	8,978,129	—	8,978,129
Short-Term Investments
Investment Companies	109,373	—	—	109,373
Total Investments in Securities	$109,373	$14,368,830	$—	$14,478,203

BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,480,292	$—	$6,480,292
Commercial Mortgage-Backed Securities	—	26,134,196	—	26,134,196
Corporate Bonds	—	348,006,209	—	348,006,209
Foreign Government Securities	—	23,169,362	—	23,169,362
Mortgage-Backed Securities	—	354,456,351	—	354,456,351
Municipal Bonds	—	7,046,915	—	7,046,915
Supranational	—	16,916,093	—	16,916,093
U.S. Government Agency Securities	—	13,044,777	—	13,044,777
U.S. Treasury Obligations	—	612,957,311	—	612,957,311

122	J.P. Morgan Exchange-Traded Funds	August 31, 2024

BetaBuilders U.S. Aggregate Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$48,557,756	$—	$—	$48,557,756
Investment of Cash Collateral from Securities Loaned	2,646,135	—	—	2,646,135
Total Short-Term Investments	51,203,891	—	—	51,203,891
Total Investments in Securities	$51,203,891	$1,408,211,506	$—	$1,459,415,397

BetaBuilders U.S. TIPS 0-5 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$1,456,712	$—	$1,456,712
Short-Term Investments
Investment Companies	4,274	—	—	4,274
Total Investments in Securities	$4,274	$1,456,712	$—	$1,460,986

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$2,939,540	$—	$2,939,540
Short-Term Investments
Investment Companies	4,078	—	—	4,078
Total Investments in Securities	$4,078	$2,939,540	$—	$2,943,618

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$24,760,807	$—	$24,760,807
Short-Term Investments
Investment Companies	22,974	—	—	22,974
Total Investments in Securities	$22,974	$24,760,807	$—	$24,783,781

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$6,140,661	$—	$6,140,661
Short-Term Investments
Investment Companies	4,023	—	—	4,023
Total Investments in Securities	$4,023	$6,140,661	$—	$6,144,684

August 31, 2024	J.P. Morgan Exchange-Traded Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$61,961	$61,961
Corporate Bonds	—	1,264,221,104	117,243	1,264,338,347
Short-Term Investments
Investment Companies	8,524,800	—	—	8,524,800
Total Investments in Securities	$8,524,800	$1,264,221,104	$179,204	$1,272,925,108

BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$45,488,407	$—	$45,488,407
Short-Term Investments
Investment Companies	146,711	—	—	146,711
Total Investments in Securities	$146,711	$45,488,407	$—	$45,635,118

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$80,831,082	$—	$80,831,082
Foreign Government Securities	—	542,657,499	—	542,657,499
Short-Term Investments
Investment Companies	3,138,429	—	—	3,138,429
Investment of Cash Collateral from Securities Loaned	3,800,828	—	—	3,800,828
Total Short-Term Investments	6,939,257	—	—	6,939,257
Total Investments in Securities	$6,939,257	$623,488,581	$—	$630,427,838
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

124	J.P. Morgan Exchange-Traded Funds	August 31, 2024

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A.("JPMCB"). These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below.
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Counterparty	Collateral amount
BetaBuilders U.S. Aggregate Bond ETF	Collateral Received	Barclays Bank plc	$(20,000)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Aggregate Bond ETF	$2,569,563	$(2,569,563)	$—
USD Emerging Markets Sovereign Bond ETF	3,686,417	(3,686,417)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders U.S. Aggregate Bond ETF	$415
USD Emerging Markets Sovereign Bond ETF	442
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. TIPS 0-5 Year ETF, BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF did not lend out any securities during the six months ended August 31, 2024.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$130,683	$551,974	$573,284	$—	$—	$109,373	109,373	$2,467	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

BetaBuilders U.S. Aggregate Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (a) (b)	$4,994,144	$2,000,000	$5,000,000	$(1,598)*	$500	$1,993,046	1,992,846	$99,585 *	$—

126	J.P. Morgan Exchange-Traded Funds	August 31, 2024

BetaBuilders U.S. Aggregate Bond ETF (continued)
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$2,800,792	$14,089,000	$16,236,703	$—	$—	$653,089	653,089	$35,638 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	87,934,755	117,892,817	157,269,816	—	—	48,557,756	48,557,756	1,575,204	—
Total	$95,729,691	$133,981,817	$178,506,519	$(1,598)	$500	$51,203,891		$1,710,427	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. TIPS 0-5 Year ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$14,211	$186,323	$196,260	$4	$(4)	$4,274	4,271	$163	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$12,560	$113,854	$122,339	$3	$—	$4,078	4,076	$156	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$10,827	$1,192,614	$1,180,496	$27	$2	$22,974	22,963	$983	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$15,759	$138,100	$149,840	$4	$—	$4,023	4,021	$255	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

BetaBuilders USD High Yield Corporate Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$7,787,177	$91,307,594	$90,569,971	$—	$—	$8,524,800	8,524,800	$192,400	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$56,033	$2,169,693	$2,079,015	$—	$—	$146,711	146,711	$6,473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

128	J.P. Morgan Exchange-Traded Funds	August 31, 2024

USD Emerging Markets Sovereign Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (a) (b)	$7,001,400	$14,000,000	$18,000,000	$(1,800)*	$800	$3,000,400	3,000,100	$93,929 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	896,718	17,867,845	17,964,135	—	—	800,428	800,428	38,835 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	3,914,092	23,567,328	24,342,991	—	—	3,138,429	3,138,429	78,868	—
Total	$11,812,210	$55,435,173	$60,307,126	$(1,800)	$800	$6,939,257		$211,632	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	0.05%
BetaBuilders U.S. Aggregate Bond ETF	0.03
BetaBuilders U.S. TIPS 0-5 Year ETF	0.07
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.07
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.07
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.07
BetaBuilders USD High Yield Corporate Bond ETF	0.15
BetaBuilders USD Investment Grade Corporate Bond ETF	0.09
USD Emerging Markets Sovereign Bond ETF	0.39
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

130	J.P. Morgan Exchange-Traded Funds	August 31, 2024

D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$1,863,117	$2,392,758	$1,487,702	$1,195,767
BetaBuilders U.S. Aggregate Bond ETF	681,304,146	775,895,186	107,572,748	90,961,155
BetaBuilders U.S. TIPS 0-5 Year ETF	—	—	701,946	343,430
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	2,997,934	1,062,118
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	—	2,818,267	2,963,093
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	1,595,939	669,122
BetaBuilders USD High Yield Corporate Bond ETF	222,128,431	224,601,246	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	3,446,370	4,016,977	—	—
USD Emerging Markets Sovereign Bond ETF	68,235,757	70,148,151	—	—
For the six months ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$—	$1,086,133
BetaBuilders U.S. Aggregate Bond ETF	43,515,515	242,541,663
BetaBuilders U.S. TIPS 0-5 Year ETF	—	6,638,933
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	3,432,457
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	6,794,781
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	951,038	4,285,479
BetaBuilders USD High Yield Corporate Bond ETF	1,123,219,678	671,365,948
BetaBuilders USD Investment Grade Corporate Bond ETF	3,703,537	5,574,256
USD Emerging Markets Sovereign Bond ETF	65,102,139	103,136,782
During the six months ended August 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$14,508,739	$184,099	$214,635	$(30,536)
BetaBuilders U.S. Aggregate Bond ETF	1,504,182,788	12,567,852	57,335,243	(44,767,391)
BetaBuilders U.S. TIPS 0-5 Year ETF	1,461,343	4,390	4,747	(357)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	2,912,193	31,434	9	31,425
BetaBuilders U.S. Treasury Bond 20+ Year ETF	25,757,640	111,887	1,085,746	(973,859)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	6,131,328	28,969	15,613	13,356
BetaBuilders USD High Yield Corporate Bond ETF	1,261,507,279	21,089,459	9,671,630	11,417,829
BetaBuilders USD Investment Grade Corporate Bond ETF	45,581,275	1,076,782	1,022,939	53,843
USD Emerging Markets Sovereign Bond ETF	612,512,524	19,945,854	2,030,540	17,915,314
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$217,994	$589,081
BetaBuilders U.S. Aggregate Bond ETF	45,823,372	26,984,148
BetaBuilders U.S. TIPS 0-5 Year ETF	11,447	—
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	65,545	—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	309,827	—
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	22,773	—
BetaBuilders USD High Yield Corporate Bond ETF	16,712,124	40,720,880
BetaBuilders USD Investment Grade Corporate Bond ETF	673,732	2,585,312
USD Emerging Markets Sovereign Bond ETF	9,330,219 *	7,664,625 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the following Funds deferred to March 1, 2024 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$(18,286)	$28,515	$—
BetaBuilders U.S. Aggregate Bond ETF	(4,478,621)	13,438,454	—
BetaBuilders U.S. TIPS 0-5 Year ETF	2,429	—	—
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	812	—	—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	196,158	—	—
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	1,596	—	—
BetaBuilders USD High Yield Corporate Bond ETF	(159,552)	351,380	3
BetaBuilders USD Investment Grade Corporate Bond ETF	(13,709)	71,263	—
USD Emerging Markets Sovereign Bond ETF	(325,149)	879,004	—

132	J.P. Morgan Exchange-Traded Funds	August 31, 2024

During the year ended February 29, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
BetaBuilders USD High Yield Corporate Bond ETF	$34,762
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).

August 31, 2024	J.P. Morgan Exchange-Traded Funds	133

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2024, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders U.S. Aggregate Bond ETF	— %	28.8%
BetaBuilders USD High Yield Corporate Bond ETF	14.7	10.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

134	J.P. Morgan Exchange-Traded Funds	August 31, 2024

The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. Aggregate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF invest in contingent convertible securities (“CoCos”) and are subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Funds may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Funds do not invest in common stock as a principal investment strategy, the Funds will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Subsequent Events
Subsequent to August 31, 2024, BetaBuilders U.S. Treasury Bond 20+ Year ETF had net redemptions of $16,964,604, which represented 68% of the Fund’s net assets as of August 31, 2024.
On August 22, 2024, the Board approved the liquidation of BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. TIPS 0-5 Year ETF which both are expected to occur on October 25, 2024. In connection with the liquidations, BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. TIPS 0-5 Year ETF were delisted from the Cboe BRZ Exchange, Inc. effective October 18, 2024.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	135

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-PASSETF-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with represen tatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its

role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that each Fund is a “passive” ETFs whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective and supported renewal of each Fund’s Management Agreement.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. This review included ranking of each Fund within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that the Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF’s net management fee and actual total expenses were in the second and third quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Aggregate Bond ETF’s net management fee was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was s fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF’s net management fee and actual total expenses were both in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF’s net management fee and actual total expenses were both in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF’s net management fee and actual total expenses were both in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF’s net management fee and actual total expenses were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was s fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan USD Emerging Markets Sovereign Bond ETF’s net management fee and actual total expenses were both in the fourth and third quintile of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	Cboe BZX Exchange, Inc.
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.8% (a)
Alabama — 4.2%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b)	2,030,000	2,173,634
Series 2021A, Rev., 4.00%, 12/1/2031 (b)	3,000,000	3,029,038
County of Jefferson sewer Series 2024, Rev., 5.50%, 10/1/2053	1,000,000	1,092,194
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000,000	1,039,326
Total Alabama		7,334,192
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,000,000	269,438
Arizona — 2.7%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500,000	1,293,604
Series 2019A, Rev., 5.00%, 1/1/2037	1,000,000	714,902
Series 2019A, Rev., 5.00%, 1/1/2038	1,000,000	712,074
Series 2019A, Rev., 4.25%, 1/1/2039	1,000,000	644,564
Series 2019A, Rev., 4.50%, 1/1/2049	2,000,000	1,161,694
Maricopa County Industrial Development Authority, Ottawa University Rev., 5.13%, 10/1/2030 (c)	210,000	209,423
Total Arizona		4,736,261
Arkansas — 0.6%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (c)	1,000,000	1,107,551
California — 7.8%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	1,280,000	1,360,078
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	885,723
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	1,250,000	1,393,249
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,750,000	1,766,749
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018 A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,012,781
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030	200,000	167,937
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,096,058
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	3,000,000	3,033,457
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,907,575
Total California		13,623,607
Colorado — 5.0%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	502,003
Series 2018B, GO, 7.25%, 12/15/2047	500,000	500,377
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,042,040	859,250
City of Colorado Springs Utilities System Series 2024A, Rev., 5.00%, 11/15/2049	1,000,000	1,100,079
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000,000	1,097,010
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	985,000	1,061,753
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515,000	534,111
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750,000	750,711
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (c)	1,250,000	884,423
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	738,911
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	617,791
Total Colorado		8,646,419

1

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — 2.1%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	2,000,000	2,185,227
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,500,000	1,462,595
Total Connecticut		3,647,822
Delaware — 0.6%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	978,893
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	1,255,000	1,245,907
Florida — 4.0%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	1,625,000	1,267,500
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500,000	518,496
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	650,000	659,093
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,458,352
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2011, Rev., AMT, 5.00%, 11/1/2024 (b)	1,000,000	1,002,063
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	1,000,000	1,084,375
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052	1,000,000	1,022,657
Total Florida		7,012,536
Georgia — 4.6%
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., AGM, 5.00%, 4/1/2048	1,000,000	1,067,198
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2043	1,200,000	1,285,524
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Rev., RAN, 5.00%, 10/15/2034	1,000,000	1,145,853
Main Street Natural Gas, Inc., Gas Supply Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,925,000	2,046,046
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	2,500,000	2,531,645
Total Georgia		8,076,266
Illinois — 2.1%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024 B, Rev., 5.50%, 1/1/2059 (d)	1,000,000	1,109,428
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,452,649
Series 2020C, GO, 4.25%, 10/1/2045	1,000,000	977,206
Series 2023B, GO, 4.50%, 5/1/2048	160,000	160,332
Total Illinois		3,699,615
Indiana — 2.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	1,000,000	851,057
City of Valparaiso, Green Oaks of Valparaiso Project Rev., 5.38%, 12/1/2041 (c)	1,550,000	1,268,982
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,250,000	1,049,185
Indianapolis Local Public Improvement Bond Bank Series 2023F-1, Rev., 5.25%, 3/1/2067	1,000,000	1,072,338
Total Indiana		4,241,562
Iowa — 0.1%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,000,000	155,520
Kentucky — 1.3%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,243,882
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,000,000	1,085,874
Total Kentucky		2,329,756

2

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — 1.9%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (c)	1,145,000	999,684
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	700,000	611,468
Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740,000	634,553
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	1,000,000	1,009,080
Total Louisiana		3,254,785
Maryland — 0.6%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	1,000,000	1,000,000
Michigan — 2.9%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,596,770
State of Michigan Trunk Line Series 2020 B, Rev., 4.00%, 11/15/2045	2,550,000	2,501,960
Total Michigan		5,098,730
Minnesota — 0.6%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	1,009,269
Montana — 0.5%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (c)	1,000,000	879,218
Nebraska — 1.2%
Central Plains Energy Project, Gas Project No. 4 Series 2023 A-1, Rev., 5.00%, 11/1/2029 (b)	1,000,000	1,056,860
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2037	1,000,000	991,398
Total Nebraska		2,048,258
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	350,000	350,040
New Jersey — 3.7%
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	1,000,000	1,010,169
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (c) (e)	3,000,000	2,073,555
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c) (e)	2,000,000	1,470,158
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018A, Rev., 5.00%, 10/1/2033 (c)	1,000,000	998,515
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	935,000	943,439
Total New Jersey		6,495,836
New Mexico — 0.6%
City of Farmington, San Juan Project Series 2010 E, Rev., 3.88%, 6/1/2029 (b)	1,000,000	1,027,739
New York — 13.1%
Buffalo & Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,022,659
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (b)	3,800,000	3,800,000
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,000,000	987,357
Series 2024A, Rev., 5.00%, 9/1/2049	1,000,000	1,099,581
Medina Central School District GO, BAN, 4.50%, 7/16/2025	1,700,000	1,718,477
Monroe County Industrial Development Corp.,Rochester Regional Health Project Series 2020A, Rev., 4.00%, 12/1/2036	1,000,000	998,459
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (b)	1,300,000	1,300,000
New York Counties Tobacco Trust Series 2016 A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,406,023
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2044	590,000	646,131
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	520,580
Rev., AMT, 5.00%, 1/1/2034	375,000	386,735
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,124,255
Rev., AMT, 4.38%, 10/1/2045	3,000,000	2,885,910
Series 2016 A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	1,999,913

3

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,046,216
TSASC, Inc. Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,896,689
Total New York		22,838,985
North Dakota — 0.6%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,000,000	1,078,527
Ohio — 5.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2039	1,155,000	1,148,173
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000,000	1,837,906
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	25,000,000	2,264,478
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,557,151
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000,000	1,014,779
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2063	1,000,000	1,061,715
Total Ohio		8,884,202
Oklahoma — 1.5%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	2,600,000	2,674,833
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	635,228
Pennsylvania — 1.4%
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	1,250,000	1,280,275
Pennsylvania Housing Finance Agency Series 2024-145A, Rev., 6.00%, 10/1/2054	1,000,000	1,104,379
Total Pennsylvania		2,384,654
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,759,852
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	3,060,874
Total Puerto Rico		5,820,726
Rhode Island — 0.6%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	1,000,913
South Carolina — 0.6%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,000,000	1,087,576
Tennessee — 2.3%
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,308,187
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.25%, 6/1/2056 (c)	1,000,000	1,030,692
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	681,757
Total Tennessee		4,020,636
Texas — 1.6%
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000,000	1,083,023
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	752,685
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	625,000	528,334
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500,000	493,925
Total Texas		2,857,967

4

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 0.8%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (c)	1,000,000	975,134
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	400,000	409,565
Total Utah		1,384,699
Virginia — 2.6%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (c)	475,000	475,961
Series 2019B, Rev., 6.13%, 9/1/2029 (c)	1,480,000	1,263,079
Series 2019B, Rev., 7.00%, 9/1/2044 (c)	1,000,000	688,446
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,000,000	1,021,958
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,000,000	1,000,363
Total Virginia		4,449,807
Washington — 1.8%
Washington State Housing Finance Commission
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,083,020
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	1,035,370
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (c)	1,000,000	1,105,395
Total Washington		3,223,785
Wisconsin — 5.5%
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (c)	1,000,000	1,005,728
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (c)	3,955,000	3,017,534
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	800,000	540,075
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	250,000	231,391
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	500,000	501,061
Series 2019A, Rev., 5.00%, 6/15/2049 (c)	1,100,000	1,069,460
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016 A, Rev., 5.00%, 11/15/2035	1,000,000	1,027,441
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,000,000	1,026,975
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,097,980
Total Wisconsin		9,517,645
Total Municipal Bonds (Cost $163,855,690)		160,129,403
	SHARES
Short-Term Investments — 7.4%
Investment Companies — 7.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $12,890,837)	12,890,512	12,891,801
Total Investments — 99.2% (Cost $176,746,527)		173,021,204
Other Assets Less Liabilities — 0.8%		1,313,007
NET ASSETS — 100.0%		174,334,211

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

5

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Defaulted security.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	207	12/31/2024	USD	42,960,586	7,377
U.S. Treasury 5 Year Note	48	12/31/2024	USD	5,249,250	(8,026)
					(649)
Short Contracts
U.S. Treasury Ultra Bond	(41)	12/19/2024	USD	(5,379,969)	85,434
					84,785

Abbreviations
USD	United States Dollar

6

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 35.6%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.29%, 12/18/2037 (a) (b)	51,203	51,036
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 7.04%, 12/25/2032 (b)	1,071,545	1,020,327
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,847,157
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000,000	3,754,911
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a)	4,000,000	3,919,216
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.66%, 4/15/2031 (a) (b)	3,963,311	3,970,754
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	347	347
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	935,109	943,820
BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029	4,500,000	4,581,927
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.55%, 10/20/2031 (a) (b)	3,034,624	3,036,532
Series 2019-1A, Class A1R, 6.59%, 7/15/2032 (a) (b)	6,415,000	6,427,298
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.28%, 1/25/2035 (b)	272,893	276,898
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 6.29%, 12/25/2033 (b)	391,257	387,794
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	912,132	888,482
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 6.85%, 2/15/2037 (a) (b)	4,765,569	4,761,199
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	1,018,369	1,018,022
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	6,404,503	6,271,092
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	1,206,757	1,240,185
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	621,990	614,482
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.85%, 11/15/2037 (a) (b)	6,486,683	6,324,600
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	2,780,401	2,752,523
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Carvana Auto Receivables Trust
Series 2020-P1, Class A4, 0.61%, 10/8/2026	709,957	701,164
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	3,137,599	3,161,568
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,250,000	2,291,776
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 6.24%, 1/25/2032 (b)	68,034	71,237
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,218,134
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	502,148	493,858
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,607,205	2,504,167
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.99%, 6/25/2033 (b)	167,556	165,858
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	14,789	14,632
CPS Auto Receivables Trust Series 2023-A, Class A, 5.54%, 3/16/2026 (a)	41,811	41,810
Credit Acceptance Auto Loan Trust Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,423,061
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	364,869	351,140
DT Auto Owner Trust Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	709,342	709,242
Elmwood CLO Ltd. (Cayman Islands) Series 2020-2A, Class AR, 6.69%, 10/20/2034 (a) (b)	7,500,000	7,510,170
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	1,018,741	1,011,701
Exeter Automobile Receivables Trust
Series 2024-3A, Class A2, 5.82%, 2/15/2027	3,050,000	3,053,845
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,543,541
Series 2024-4A, Class A3, 5.28%, 8/15/2030	3,000,000	3,014,957
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 6.44%, 4/25/2032 (b)	41,827	44,826
Series 2002-FF4, Class M1, 6.97%, 2/25/2033 (b)	578,174	492,725
Series 2003-FFH1, Class M2, 8.02%, 9/25/2033 (b)	227,624	207,643
Series 2004-FF8, Class M4, 7.00%, 10/25/2034 (b)	206,280	130,379

7

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FirstKey Homes Trust Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,657,717	6,264,140
Foundation Finance Trust Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	2,173,474	2,212,600
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 6.70%, 11/16/2036 (a) (b)	4,603,080	4,584,446
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.53%, 10/15/2030 (a) (b)	810,333	810,404
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,855,657	1,719,806
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,340,534	1,239,071
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,164,121	1,073,400
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 5.63%, 9/15/2030 (b)	4,164	4,119
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	742,068	682,941
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	252,449	249,204
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,432,314	1,413,975
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	596,667	576,243
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 6.63%, 4/15/2031 (a) (b)	4,461,438	4,458,770
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	700,359	697,525
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	301,627	301,656
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	2,995,625
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	853,931	855,883
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	4,000,000	4,002,381
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	251,467	250,234
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,839,204
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	5,000,000	5,053,984
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 6.54%, 10/16/2036 (a) (b)	2,867,168	2,852,205
Series 2022-FL8, Class A, 6.69%, 2/19/2037 (a) (b)	4,843,317	4,811,124
MVW LLC Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	2,129,179	2,164,070
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.51%, 7/20/2031 (a) (b)	4,043,215	4,048,301
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.54%, 11/25/2033 (b)	94,477	52,607
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 6.55%, 1/15/2033 (a) (b)	5,000,000	5,003,390
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,652,103
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	4,145,878	4,126,008
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,315,195
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 6.34%, 7/20/2029 (a) (b)	635,373	635,448
Series 2021-4A, Class A1, 6.36%, 10/15/2029 (a) (b)	1,570,202	1,570,984
Series 2022-2A, Class A1, 6.57%, 10/15/2030 (a) (b)	2,503,668	2,505,936
Series 2024-1A, Class A1, 0.00%, 10/15/2032 (a) (b) (d)	5,000,000	5,000,000
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	1,121,867	1,122,527
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 ‡ (a) (c)	2,000,000	1,898,758
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,010,165	2,845,089
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,937,950	4,681,845
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,454,513	4,185,951
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,328,573
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,500,000	5,164,308
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,930,000	7,437,725

8

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,900,000	6,389,187
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,034,438	1,030,995
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	415,139
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750,000	2,703,883
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	1,318,208	1,315,826
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900,000	5,969,698
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,202,928
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	357,426	347,980
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,592,317	2,251,607
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	451,585	445,231
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 6.09%, 4/25/2033 (b)	3,265	3,408
Tesla Auto Lease Trust Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,029,171
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,962,572	5,664,762
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,246,158	3,145,455
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,648,974	1,643,127
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,379,593
Upstart Securitization Trust
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	995,320	993,994
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	720,738	721,341
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	660,374	651,487
VCAT LLC Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (c)	135,567	135,270
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	2,391,071	2,428,968
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (c)	1,078,272	1,077,599
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (c)	499,601	498,034
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (c)	2,121,123	2,123,059
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (c)	1,888,276	1,887,504
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (c)	676,402	680,512
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (c)	1,120,478	1,131,030
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (c)	1,267,463	1,269,172
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (c)	1,978,886	2,002,305
Westlake Automobile Receivables Trust
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	69,981	69,935
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	4,027,803
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	4,000,000	4,004,400
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,930,355
Total Asset-Backed Securities (Cost $271,880,367)		269,504,552
Collateralized Mortgage Obligations — 25.9%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	167	164
Series 2004-33, Class 3A3, 4.49%, 12/25/2034 (b)	100,316	94,585
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	77,924	66,874
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.44%, 5/25/2034 (b)	58,855	56,544
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 6.40%, 11/25/2034 (b)	120,214	49,278
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	2,090,000	2,050,048
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 6.20%, 12/25/2041 (a) (b)	2,426,919	2,423,940
Series 2022-R01, Class 1M1, 6.35%, 12/25/2041 (a) (b)	1,569,020	1,567,077
Series 2022-R06, Class 1M1, 8.10%, 5/25/2042 (a) (b)	2,372,786	2,440,070

9

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-R07, Class 1M1, 8.30%, 6/25/2042 (a) (b)	3,584,706	3,702,254
Series 2022-R08, Class 1M1, 7.90%, 7/25/2042 (a) (b)	1,440,747	1,478,818
Series 2024-R01, Class 1M1, 6.40%, 1/25/2044 (a) (b)	2,258,110	2,259,521
Series 2024-R02, Class 1M1, 6.45%, 2/25/2044 (a) (b)	1,796,432	1,797,555
Series 2024-R05, Class 2M1, 6.35%, 7/25/2044 (a) (b)	1,268,670	1,269,063
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	223,685	222,368
Series 2005-5, Class 1A1, 5.00%, 5/25/2046	1,066	1,017
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 7.40%, 10/25/2033 (b)	116,267	113,282
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (b)	18,909	18,351
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,603,584	6,005,465
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	6,617	6,628
Series 3737, Class DG, 5.00%, 10/15/2030	35,900	35,724
Series 4120, Class KI, IO, 3.00%, 10/15/2032	579,151	31,613
Series 5000, Class CB, 1.25%, 1/25/2035	3,748,595	3,342,334
Series 3300, Class FA, 5.77%, 8/15/2035 (b)	92,933	91,741
Series 3085, Class VS, IF, 6.85%, 12/15/2035 (b)	87,479	102,552
Series 4867, Class WF, 5.85%, 4/15/2037 (b)	6,268,619	6,349,045
Series 4350, Class AF, 5.80%, 12/15/2037 (b)	1,693,085	1,635,000
Series 4350, Class FK, 5.80%, 6/15/2038 (b)	1,872,318	1,808,802
Series 4515, Class FA, 5.82%, 8/15/2038 (b)	927,516	929,192
Series 4350, Class KF, 5.80%, 1/15/2039 (b)	323,548	312,472
Series 4448, Class TF, 5.77%, 5/15/2040 (b)	1,762,368	1,726,579
Series 4480, Class FM, 5.80%, 6/15/2040 (b)	2,463,129	2,377,021
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 4457, Class KF, 5.80%, 10/15/2040 (b)	3,138,173	3,069,685
Series 4363, Class FA, 5.82%, 9/15/2041 (b)	1,504,337	1,473,379
Series 4413, Class WF, 5.80%, 10/15/2041 (b)	1,107,863	1,071,075
Series 4559, Class AF, 5.95%, 3/15/2042 (b)	938,058	991,838
Series 4074, Class FE, 5.87%, 7/15/2042 (b)	1,192,631	1,172,254
Series 4150, Class F, 5.84%, 1/15/2043 (b)	3,286,598	3,214,364
Series 4161, Class YF, 5.84%, 2/15/2043 (b)	2,371,661	2,320,138
Series 4281, Class FB, 6.02%, 12/15/2043 (b)	1,642,053	1,621,600
Series 4606, Class FL, 5.97%, 12/15/2044 (b)	3,365,983	3,315,149
Series 4594, Class GN, 2.50%, 2/15/2045	1,611,324	1,486,636
Series 5072, Class QC, 1.00%, 10/25/2050	5,074,602	4,027,745
FHLMC, STRIPS
Series 343, Class F4, 5.80%, 10/15/2037 (b)	1,601,441	1,577,106
Series 328, Class S4, IF, IO, 0.68%, 2/15/2038 (b)	2,905,666	170,241
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	38,032	31,111
Series T-54, Class 4A, 4.25%, 2/25/2043 (b)	652,258	599,577
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.72%, 12/25/2034 (b)	73,823	70,394
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,310,627	1,178,691
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.47%, 2/25/2044 (b)	92,386	90,271
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.20%, 3/25/2041 (b)	330,279	317,210
Series 2001-T8, Class A1, 7.50%, 7/25/2041	109,754	111,524
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	600,431	572,956
Series 2004-17, Class BF, 5.81%, 1/25/2034 (b)	63,938	63,807
Series 2006-3, Class SB, IF, IO, 1.24%, 7/25/2035 (b)	41,170	346

10

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-16, Class HZ, 5.50%, 3/25/2036	97,877	102,145
Series 2006-124, Class FC, 5.81%, 1/25/2037 (b)	490,247	482,011
Series 2014-23, Class FA, 5.75%, 10/25/2039 (b)	7,283,356	7,334,834
Series 2012-38, Class PA, 2.00%, 9/25/2041	735,199	688,660
Series 2012-93, Class ME, 2.50%, 1/25/2042	919,694	863,528
Series 2012-13, Class FA, 6.04%, 2/25/2042 (b)	4,268,994	4,221,476
Series 2012-31, Class FB, 6.01%, 4/25/2042 (b)	3,686,088	3,640,862
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,426,015	1,313,891
Series 2012-119, Class FB, 5.81%, 11/25/2042 (b)	2,395,635	2,343,068
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,799,377	1,711,923
Series 2013-6, Class FL, 5.86%, 2/25/2043 (b)	586,550	575,192
Series 2014-49, Class AF, 5.77%, 8/25/2044 (b)	93,945	91,111
Series 2015-42, Class BF, 5.76%, 6/25/2045 (b)	2,081,790	2,047,507
Series 2016-25, Class LA, 3.00%, 7/25/2045	6,198,944	5,830,192
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,101,278	1,980,068
Series 2015-91, Class AF, 5.82%, 12/25/2045 (b)	2,177,122	2,202,549
Series 2016-58, Class SA, IO, 0.79%, 8/25/2046 (b)	6,084,192	392,708
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,378,896	1,284,212
Series 2017-104, Class LA, 3.00%, 11/25/2047	967,114	885,866
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,158,395	2,025,634
Series 2019-77, Class FP, 6.01%, 1/25/2050 (b)	9,065,233	8,936,654
Series 2014-66, Class WF, 5.80%, 10/25/2054 (b)	872,991	877,216
Series 2019-74, Class BF, 6.01%, 12/25/2059 (b)	4,252,902	4,200,166
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.21%, 10/25/2042 (b)	308,285	300,394
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-W15, Class 3A, 4.79%, 12/25/2042 (b)	347,060	331,287
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (b)	101,724	101,926
Series 2009-W1, Class A, 6.00%, 12/25/2049	100,600	104,239
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	1,345,463	1,333,582
Series 2010-166, Class GP, 3.00%, 4/20/2039	90,124	89,397
Series 2012-61, Class FM, 5.85%, 5/16/2042 (b)	3,223,900	3,188,889
Series 2012-H21, Class FA, 5.95%, 7/20/2062 (b)	537,340	535,848
Series 2012-H29, Class FA, 5.96%, 10/20/2062 (b)	397,984	397,190
Series 2013-H16, Class FA, 5.99%, 7/20/2063 (b)	1,308,271	1,305,942
Series 2014-H07, Class FC, 6.05%, 5/20/2064 (b)	7,770,902	7,765,892
Series 2014-H11, Class JA, 5.95%, 6/20/2064 (b)	1,467,780	1,463,743
Series 2014-H17, Class FM, 5.92%, 8/20/2064 (b)	5,399,489	5,387,403
Series 2015-H03, Class FD, 6.09%, 1/20/2065 (b)	2,908,759	2,902,133
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (b)	4,491,491	4,482,552
Series 2015-H12, Class FJ, 5.88%, 5/20/2065 (b)	2,183,926	2,178,062
Series 2015-H14, Class FB, 5.88%, 5/20/2065 (b)	1,819,152	1,812,945
Series 2015-H12, Class FA, 5.93%, 5/20/2065 (b)	3,136,565	3,131,143
Series 2015-H15, Class FB, 6.05%, 6/20/2065 (b)	4,549,108	4,538,871
Series 2015-H19, Class FN, 5.89%, 7/20/2065 (b)	5,037,635	5,024,419
Series 2015-H23, Class TA, 5.92%, 9/20/2065 (b)	7,654,561	7,637,773
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	343,102	330,125
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	60,992	60,135
Impac CMB Trust
Series 2004-6, Class 1A2, 6.17%, 10/25/2034 (b)	21,137	21,009

11

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-5, Class A1, 6.03%, 8/25/2035 (b)	260,053	242,868
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.01%, 3/25/2037 (b)	191,699	146,764
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.17%, 10/25/2033 (b)	14,300	13,601
LHOME Mortgage Trust Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,012,165
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (b)	47,264	45,657
Series 2004-13, Class 3A7B, 6.78%, 11/21/2034 (b)	156,890	148,692
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.79%, 2/25/2033 (b)	32,203	30,644
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 6.45%, 9/15/2030 (b)	7,352	6,926
Series 2002-TBC1, Class B2, 6.85%, 9/15/2030 (b)	1,358	1,016
Series 2001-TBC1, Class B1, 6.33%, 11/15/2031 (b)	44,751	41,628
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 6.05%, 9/25/2029 (b)	18,459	18,638
Series 2004-1, Class 2A3, 5.68%, 12/25/2034 (b)	52,227	47,654
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	496,780	471,405
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,603,694	1,542,128
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 6.08%, 3/25/2033 (b)	31,746	27,651
Series 2003-HYB1, Class B1, 6.08%, 3/25/2033 (b)	29,711	15,662
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	508,825	496,787
Series 2004-5AR, Class 3A3, 5.83%, 7/25/2034 (b)	61,183	60,045
Series 2004-5AR, Class 3A5, 5.83%, 7/25/2034 (b)	344,790	341,780
Series 2004-11AR, Class 1A2A, 5.70%, 1/25/2035 (b)	158,939	148,753
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 6.30%, 8/15/2032 (b)	21,958	20,904
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.84%, 2/25/2035 (a) (b)	474,274	380,331
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 6.21%, 1/25/2048 (a) (b)	938,220	916,803
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	117,996	118,040
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.78%, 10/25/2032 (b)	157,792	157,995
PRPM LLC Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (c)	1,616,231	1,616,071
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.30%, 6/25/2035 (b)	283,227	277,650
Series 2006-SA4, Class 2A1, 5.56%, 11/25/2036 (b)	134,592	110,966
Sequoia Mortgage Trust
Series 11, Class A, 6.35%, 12/20/2032 (b)	6,353	5,634
Series 2003-3, Class A2, 6.40%, 7/20/2033 (b)	39,338	35,537
Series 2004-11, Class A2, 6.35%, 12/20/2034 (b)	225,677	197,198
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 6.16%, 3/19/2034 (b)	22,192	20,733
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 6.21%, 7/19/2032 (b)	97,920	72,665
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.83%, 7/25/2033 (b)	231,894	223,976
Series 2003-40A, Class 4A, 7.52%, 1/25/2034 (b)	98,810	93,074
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.06%, 12/25/2044 (b)	1,200,189	1,061,338
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,680,085	2,522,635

12

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.72%, 6/25/2034 (b)	210,204	193,339
Series 2004-AR11, Class A, 6.59%, 10/25/2034 (b)	100,977	98,027
Total Collateralized Mortgage Obligations (Cost $201,525,344)		196,351,826
Mortgage-Backed Securities — 13.9%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	596,993	582,792
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,711,183	4,515,917
Pool # RA2904, 3.00%, 6/1/2050	4,365,120	3,938,494
Pool # RA2970, 2.50%, 7/1/2050	5,081,919	4,386,989
Pool # SD1787, 5.00%, 10/1/2052	3,195,509	3,248,773
Pool # SD8277, 5.50%, 12/1/2052	4,369,068	4,400,416
Pool # QF9638, 5.00%, 3/1/2053	8,368,272	8,352,642
Pool # SD5658, 5.50%, 6/1/2054	5,574,187	5,638,277
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	30,946	30,731
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	730,476	699,508
Pool # MA1401, 3.00%, 4/1/2033	286,878	274,432
Pool # MA1490, 3.00%, 7/1/2033	954,863	911,964
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	127,377	133,752
Pool # AD0588, 5.00%, 12/1/2039	605,501	619,652
Pool # AD9721, 5.50%, 8/1/2040	164,871	166,800
Pool # BM3048, 4.00%, 10/1/2042	2,844,525	2,787,501
Pool # AS4592, 4.00%, 2/1/2045	4,913,483	4,740,204
Pool # BM5560, 4.00%, 1/1/2046	3,189,574	3,125,648
Pool # CA0411, 4.00%, 9/1/2047	3,179,966	3,093,312
Pool # CA2489, 4.50%, 10/1/2048	561,155	546,829
Pool # BP7345, 3.00%, 6/1/2050	5,991,237	5,398,380
Pool # BQ7436, 3.00%, 9/1/2051	3,721,706	3,312,975
Pool # BQ7454, 3.00%, 12/1/2051	5,565,778	4,966,578
Pool # FS2898, 4.50%, 9/1/2052	5,074,932	4,943,482
Pool # CB4630, 5.50%, 9/1/2052	7,342,949	7,443,433
Pool # FS3051, 5.00%, 10/1/2052	3,259,577	3,329,051
Pool # CB4839, 5.50%, 10/1/2052	3,475,926	3,508,740
Pool # CB5027, 5.50%, 11/1/2052	6,633,578	6,701,728
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	256,784	243,273
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	3,361	3,352
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,730,239	8,019,275
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	5,429,353	5,462,358
Total Mortgage-Backed Securities (Cost $112,111,644)		105,527,258
Commercial Mortgage-Backed Securities — 10.4%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	1,762,271	1,668,810
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500,000	3,421,443
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,378,036
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.92%, 8/25/2035 (a) (b)	334,297	324,858
Series 2005-2A, Class M1, 6.04%, 8/25/2035 (a) (b)	66,766	64,450
Series 2007-3, Class A2, 5.83%, 7/25/2037 (a) (b)	318,579	301,080
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000,000	966,085
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	523,581	507,180
BHMS Series 2018-ATLS, Class A, 6.88%, 7/15/2035 (a) (b)	6,000,000	5,998,090
BX
Series 2021-MFM1, Class A, 6.15%, 1/15/2034 (a) (b)	2,194,130	2,176,302
Series 2024-PALM, Class A, 6.88%, 6/15/2037 (a) (b)	5,000,000	4,976,563
BX Trust
Series 2021-BXMF, Class A, 6.09%, 10/15/2026 (a) (b)	7,460,983	7,360,726
Series 2021-LBA, Class AJV, 6.25%, 2/15/2036 (a) (b)	6,500,000	6,437,031
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	6,000,000	5,890,431
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (b)	143,866	143,054
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 3.92%, 10/25/2047 (b)	889,216	885,905
Series Q013, Class APT1, 2.68%, 5/25/2050 (b)	2,530,255	2,495,599

13

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.58%, 10/15/2039 (a) (b)	3,000,000	2,992,529
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	2,038,316
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,405,144
ONE Mortgage Trust Series 2021-PARK, Class A, 6.15%, 3/15/2036 (a) (b)	7,000,000	6,805,964
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 6.73%, 5/15/2039 (a) (b)	5,000,000	4,971,897
SMR Mortgage Trust Series 2022-IND, Class A, 6.99%, 2/15/2039 (a) (b)	7,325,417	7,180,604
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.11%, 11/15/2036 (a) (b)	2,300,000	2,268,375
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36,602	34,387
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.60%, 2/15/2040 (a) (b)	2,158,874	2,142,712
Total Commercial Mortgage-Backed Securities (Cost $80,580,876)		78,835,571
Corporate Bonds — 3.6%
Banks — 1.7%
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470,000	6,159,200
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,756,163
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,862,052
		12,777,415
Capital Markets — 0.5%
UBS AG (Switzerland) 7.95%, 1/9/2025	4,000,000	4,032,241
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,952,344
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,692,331
Insurance — 0.7%
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	5,028,475
Total Corporate Bonds (Cost $28,668,928)		27,482,806
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 10.6%
Investment Companies — 10.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (f) (g) (Cost $80,295,213)	80,275,722	80,315,860
Total Investments — 100.0% (Cost $775,062,372)		758,017,873
Liabilities in Excess of Other Assets — (0.0)% ^		(175,230)
NET ASSETS — 100.0%		757,842,643

Percentages indicated are based on net assets.

Abbreviations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

14

(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.

15

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 88.5% (a)
Alabama — 0.5%
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,121,799
Arizona — 4.2%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043	1,060,000	1,183,041
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2037	900,000	994,898
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2030	245,000	264,129
Series 2022A, Rev., 5.00%, 7/1/2031	260,000	279,102
Series 2022A, Rev., 5.00%, 7/1/2032	270,000	288,790
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (b)	750,000	757,263
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	990,877
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450,000	4,411,981
Total Arizona		9,170,081
California — 8.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,158,192
Series 2024 A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,165,304
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	1,500,000	1,671,899
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,000,000	1,009,571
California Infrastructure and Economic Development Bank, California Academy Of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,007,726
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	277,038
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,211,121
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	325,000	342,150
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	522,859
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (c)	2,000,000	2,227,418
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645,000	2,089,107
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000,000	989,045
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2026	625,000	658,102
State of California, Various Purpose GO, 5.00%, 8/1/2028	1,000,000	1,092,530
Total California		17,422,062
Colorado — 3.3%
City of Colorado Springs Utilities System Series 2024A, Rev., 5.00%, 11/15/2049	1,000,000	1,100,079
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,097,010
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,465,000	2,657,078
Colorado Housing and Finance Authority, Single Family Mortgage Series 2020B, Class I, Rev., 3.75%, 5/1/2050	1,145,000	1,145,665
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590,000	599,053
Rev., 5.25%, 12/1/2032	500,000	518,555
Total Colorado		7,117,440
Connecticut — 1.5%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (c)	2,000,000	2,185,226

16

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	205,000	213,394
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (b)	1,000,000	975,064
Total Connecticut		3,373,684
Delaware — 1.0%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200,000	2,294,100
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	1,555,000	1,543,733
Florida — 6.0%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.00%, 7/1/2037	1,000,000	1,043,977
Series 2024, Rev., AMT, 5.50%, 7/1/2053	250,000	259,248
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,520,241
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (b)	300,000	304,197
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	2,715,000	2,975,328
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,308,056
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	500,000	530,458
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	1,000,000	1,084,375
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2047	500,000	513,238
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2040	2,865,000	3,229,396
Village Community Development District No. 15 4.25%, 5/1/2028 (b)	350,000	353,867
Total Florida		13,122,381
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — 3.1%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Rev., RAN, 5.00%, 10/15/2030	1,000,000	1,108,450
Georgia Housing and Finance Authority Series 2024 A, Rev., 5.00%, 12/1/2042	1,250,000	1,353,423
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	2,050,000	2,158,671
Series 2024B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,084,060
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2024 B, Rev., 5.00%, 7/1/2041	1,000,000	1,136,793
Total Georgia		6,841,397
Illinois — 4.2%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	38,782	39,286
Series 2007-A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	43,830	44,427
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500,000	563,624
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500,000	1,654,467
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2032	215,000	228,141
Series 2022A, Rev., 5.50%, 10/1/2039	380,000	403,123
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	1,125,000	1,289,185
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	1,000,000	1,098,428
State of Illinois Series 2023B, GO, 4.50%, 5/1/2048	160,000	160,332
University of Illinois Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043	1,000,000	1,129,448
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2036	1,460,000	1,593,894
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2042	1,000,000	1,074,404
Total Illinois		9,278,759
Indiana — 0.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	425,529

17

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570,000	518,779
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	150,000	155,103
Total Indiana		1,099,411
Iowa — 0.8%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	189,215
Rev., 5.00%, 9/1/2030	110,000	104,840
Rev., 5.00%, 9/1/2031	105,000	99,121
Rev., 5.00%, 9/1/2036	445,000	402,703
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,017,211
Total Iowa		1,813,090
Kentucky — 1.2%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,000,000	1,002,227
Kentucky Public Energy Authority Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,061,458
University of Kentucky, Healthcare Cancer Center Parking Projects Rev., 5.00%, 10/1/2025 (d)	555,000	567,834
Total Kentucky		2,631,519
Louisiana — 1.3%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	371,378
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	404,936
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020 A, Rev., 5.00%, 4/1/2045	2,000,000	2,115,806
Total Louisiana		2,892,120
Massachusetts — 0.8%
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000,000	1,096,585
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	707,277
Total Massachusetts		1,803,862
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — 3.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	839,161
Series 2023A, GO, 6.00%, 5/1/2039	3,225,000	3,789,195
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	2,000,000	2,147,671
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,005,147
Total Michigan		7,781,174
Minnesota — 2.7%
City of Rochester, Mayo Clinic Series 2022, Rev., 4.00%, 11/15/2039	1,425,000	1,478,838
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	85,000	85,017
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	1,185,000	1,277,873
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2025	1,070,000	1,071,886
Rev., 5.25%, 8/1/2026	825,000	826,646
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000,000	1,138,829
Total Minnesota		5,879,089
Missouri — 1.9%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,071,585
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	1,000,000	1,097,861
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,000,000	2,039,248
Total Missouri		4,208,694
New Hampshire — 0.4%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	900,000	967,866
New Jersey — 0.3%
Camden County Improvement Authority (The), Camden Prep High School Project Rev., 5.00%, 7/15/2042 (b)	590,000	601,217

18

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — 11.3%
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 3.40%, 7/1/2027	185,000	184,305
Series 2022A, Rev., 5.00%, 7/1/2042	300,000	308,290
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Rev., 5.00%, 7/1/2029	460,000	492,814
Camden Central School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,040
Gloversville Enlarged School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,524
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	258,322
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	1,500,000	1,678,720
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (c)	6,500,000	6,500,000
New York State Dormitory Authority Series 2024A, Rev., 5.50%, 7/1/2054	1,000,000	1,144,041
New York State Dormitory Authority, Brooklyn Law School Series 2019 A, Rev., 5.00%, 7/1/2033	1,000,000	1,055,273
New York State Dormitory Authority, New York University Series 2024, Rev., 5.25%, 7/1/2049	2,400,000	2,604,019
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2040	425,000	473,411
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,082,804
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	500,000	525,722
Northeastern Clinton Central School District GO, BAN, 4.50%, 6/26/2025	1,000,000	1,009,928
Saratoga County Capital Resource Corp., Skidmore College Project Series 2020 A, Rev., 5.00%, 7/1/2045	2,145,000	2,285,828
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Sherburne Earlville Central School District GO, BAN, 4.50%, 7/18/2025	1,000,000	1,010,103
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	1,000,000	1,178,769
Total New York		24,810,913
North Carolina — 0.3%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	598,732
Ohio — 4.6%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	880,572
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,027,823
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,548,278
Northeast Ohio Medical University
Series 2022, Rev., 5.00%, 12/1/2034	950,000	1,044,653
Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,191,083
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024A, Rev., 5.00%, 12/1/2043	1,000,000	1,124,217
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,120,236
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000,000	2,195,912
Total Ohio		10,132,774
Oklahoma — 1.9%
Oklahoma Water Resources Board, State Loan Program
Series 2024B, Rev., 5.25%, 10/1/2044	2,000,000	2,214,979
Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	2,032,858
Total Oklahoma		4,247,837
Oregon — 0.9%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	635,228
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360,000	1,419,313
Total Oregon		2,054,541

19

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Other — 0.4%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	795,000	795,490
Pennsylvania — 2.5%
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525,000	586,485
Northampton County General Purpose Authority,St. Luke's Hospital Obligated Group Series 2024A-1, Rev., AGM, 5.00%, 8/15/2049	2,000,000	2,191,637
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	703,339
Pennsylvania Housing Finance Agency Series 2024-145A, Rev., 6.00%, 10/1/2054	1,000,000	1,104,380
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	820,837
Total Pennsylvania		5,406,678
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	2,500,000	2,788,607
South Dakota — 0.5%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (d)	1,000,000	1,134,782
Tennessee — 2.0%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,217,681
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,075,151
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.00%, 6/1/2044 (b)	1,250,000	1,286,053
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	713,046
Total Tennessee		4,291,931
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — 6.5%
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	999,100
Denton Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041	1,055,000	1,184,412
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,250,000	1,390,547
Midland Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	950,263
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2049	1,000,000	1,077,855
Tarrant Regional Water District Water Supply System Series 2024, Rev., 5.00%, 3/1/2041	1,000,000	1,125,888
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	2,000,000	2,286,519
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	3,000,000	2,937,351
Via Metropolitan Transit Advanced Transportation District Sales Tax
Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,103,397
Series 2024, Rev., 5.00%, 8/1/2049	1,000,000	1,087,503
Total Texas		14,142,835
Utah — 1.5%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,786,305
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (b)	400,000	409,565
Utah Transit Authority, Sales Tax Series 2006C, Rev., AGM, 5.25%, 6/15/2029	970,000	1,067,786
Total Utah		3,263,656
Vermont — 1.0%
Vermont Student Assistance Corp., Education Loan Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,178,006
Virginia — 0.7%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2037	1,275,000	1,497,641
Washington — 5.2%
County of King
Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	1,001,540
Series 2016A, Rev., 4.00%, 7/1/2041	1,000,000	998,773

20

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000,000	5,259,546
Washington Health Care Facilities Authority, Multicare Health System Series 2017B, Rev., 5.00%, 8/15/2035	1,850,000	1,926,912
Washington State Housing Finance Commission Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,083,020
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	262,320
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	805,837
Total Washington		11,337,948
West Virginia — 0.3%
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	505,000	550,275
Wisconsin — 1.6%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	135,019
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	145,000	134,206
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	834,332
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165,000	1,230,512
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,097,980
Total Wisconsin		3,432,049
Total Municipal Bonds (Cost $192,506,592)		193,628,173
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 11.7%
Investment Companies — 11.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $25,483,699)	25,482,640	25,485,188
Total Investments — 100.2% (Cost $217,990,291)		219,113,361
Liabilities in Excess of Other Assets — (0.2)%		(332,721)
NET ASSETS — 100.0%		218,780,640

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.

21

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	128	12/31/2024	USD	26,565,000	4,564
U.S. Treasury 5 Year Note	30	12/31/2024	USD	3,280,781	(5,014)
					(450)
Short Contracts
U.S. Treasury Ultra Bond	(25)	12/19/2024	USD	(3,280,469)	52,093
					51,643

Abbreviations
USD	United States Dollar

22

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Limited Duration Bond ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$160,129,403	$677,702,013	$193,628,173
Investments in affiliates, at value	12,891,801	80,315,860	25,485,188
Cash	62,670	336,777	—
Deposits at broker for futures contracts	384,000	—	242,000
Receivables:
Investment securities sold	—	432,717	—
Fund shares sold	—	2,074,322	—
Interest from non-affiliates	2,007,624	2,154,995	2,193,673
Dividends from affiliates	45,382	11,747	77,709
Variation margin on futures contracts	22,929	—	13,465
Due from adviser	—	—	4,102
Total Assets	175,543,809	763,028,431	221,644,310
LIABILITIES:
Payables:
Due to custodian	—	—	278
Investment securities purchased	—	—	1,088,170
Investment securities purchased — delayed delivery securities	1,106,540	5,000,000	1,697,936
Accrued liabilities:
Investment advisory fees	16,612	69,948	—
Administration fees	11,097	47,625	13,874
Printing and mailing costs	5,602	19,919	9,989
Custodian and accounting fees	18,406	7,641	19,141
Other	51,341	40,655	34,282
Total Liabilities	1,209,598	5,185,788	2,863,670
Net Assets	$174,334,211	$757,842,643	$218,780,640
NET ASSETS:
Paid-in-Capital	$234,642,065	$792,291,770	$236,695,969
Total distributable earnings (loss)	(60,307,854)	(34,449,127)	(17,915,329)
Total Net Assets	$174,334,211	$757,842,643	$218,780,640
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,450,360	14,613,170	4,306,783
Net asset value, per share	$50.53	$51.86	$50.80
Cost of investments in non-affiliates	$163,855,690	$694,767,159	$192,506,592
Cost of investments in affiliates	12,890,837	80,295,213	25,483,699
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Limited Duration Bond ETF	JPMorgan Sustainable Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$4,121,526	$15,509,606	$3,708,028
Interest income from affiliates	66	152	64
Dividend income from affiliates	264,627	1,672,873	377,367
Total investment income	4,386,219	17,182,631	4,085,459
EXPENSES:
Investment advisory fees	306,970	722,475	321,959
Administration fees	65,780	271,030	80,513
Custodian and accounting fees	13,896	27,404	31,372
Interest expense to non-affiliates	161	—	99
Interest expense to affiliates	854	36	31
Professional fees	49,988	43,228	35,278
Trustees’ and Chief Compliance Officer’s fees	12,851	13,640	12,908
Printing and mailing costs	28,615	46,738	24,837
Registration and filing fees	9,095	13,495	8,939
Other	4,519	7,842	4,749
Total expenses	492,729	1,145,888	520,685
Less fees waived	(10,710)	(36,532)	(15,763)
Less expense reimbursements	(184,749)	(278,688)	(327,375)
Net expenses	297,270	830,668	177,547
Net investment income (loss)	4,088,949	16,351,963	3,907,912
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,454,402)	228	(2,876,914)
Investments in affiliates	(105)	(14,437)	(822)
Futures contracts	274,486	—	161,202
Net realized gain (loss)	(2,180,021)	(14,209)	(2,716,534)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,005,233	12,290,957	3,719,933
Investments in affiliates	104	16,515	1,424
Futures contracts	84,785	—	51,643
Change in net unrealized appreciation/depreciation	4,090,122	12,307,472	3,773,000
Net realized/unrealized gains (losses)	1,910,101	12,293,263	1,056,466
Change in net assets resulting from operations	$5,999,050	$28,645,226	$4,964,378
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024 (a)	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,088,949	$10,089,791	$16,351,963	$37,150,795
Net realized gain (loss)	(2,180,021)	(37,745,886)	(14,209)	(7,684,097)
Change in net unrealized appreciation/depreciation	4,090,122	36,991,223	12,307,472	20,200,239
Change in net assets resulting from operations	5,999,050	9,335,128	28,645,226	49,666,937
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,145,128)	(9,444,369)	(16,078,318)	(34,846,845)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,479,506)	(130,313,072)	18,004,888	(411,237,336)
NET ASSETS:
Change in net assets	(625,584)	(130,422,313)	30,571,796	(396,417,244)
Beginning of period	174,959,795	305,382,108	727,270,847	1,123,688,091
End of period	$174,334,211	$174,959,795	$757,842,643	$727,270,847

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,907,912	$8,169,328
Net realized gain (loss)	(2,716,534)	(9,847,259)
Change in net unrealized appreciation/depreciation	3,773,000	13,385,865
Change in net assets resulting from operations	4,964,378	11,707,934
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,911,775)	(7,551,058)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,937	(48,084,330)
NET ASSETS:
Change in net assets	1,054,540	(43,927,454)
Beginning of period	217,726,100	261,653,554
End of period	$218,780,640	$217,726,100

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(a)	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(b)
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$—	$3,443,691	$52,538,030	$34,129,095
Distributions reinvested	—	182,983	—	11,437,344
Cost of shares redeemed	(2,479,506)	(57,631,417)	(34,533,142)	(363,692,049)
Change in net assets resulting from capital transactions	(2,479,506)	(54,004,743)	18,004,888	(318,125,610)
Class A
Proceeds from shares issued	—	799,749	—	3,342,075
Distributions reinvested	—	1,789,218	—	2,367,196
Cost of shares redeemed	—	(23,938,145)	—	(47,922,575)
Change in net assets resulting from Class A capital transactions	—	(21,349,178)	—	(42,213,304)
Class C
Proceeds from shares issued	—	287,941	—	301,486
Distributions reinvested	—	202,030	—	143,219
Cost of shares redeemed	—	(6,182,391)	—	(3,598,701)
Change in net assets resulting from Class C capital transactions	—	(5,692,420)	—	(3,153,996)
Class I
Proceeds from shares issued	—	19,683,850	—	26,567,546
Distributions reinvested	—	1,622,857	—	2,914,658
Cost of shares redeemed	—	(70,573,438)	—	(77,226,630)
Change in net assets resulting from Class I capital transactions	—	(49,266,731)	—	(47,744,426)
Total change in net assets resulting from capital transactions	$(2,479,506)	$(130,313,072)	$18,004,888	$(411,237,336)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023. See Note 1.
(d)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(a)	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(b)
SHARE TRANSACTIONS: (c) (d)
Issued	—	64,935	1,020,000	676,744
Reinvested	—	3,670	—	228,552
Redeemed	(50,000)	(1,177,902)	(680,000)	(7,241,909)
Change in Shares	(50,000)	(1,109,297)	340,000	(6,336,613)
Class A
Issued	—	15,954	—	66,595
Reinvested	—	35,889	—	47,292
Redeemed	—	(478,669)	—	(956,310)
Change in Class A Shares	—	(426,826)	—	(842,423)
Class C
Issued	—	5,740	—	6,005
Reinvested	—	4,052	—	2,862
Redeemed	—	(124,088)	—	(71,843)
Change in Class C Shares	—	(114,296)	—	(62,976)
Class I
Issued	—	391,412	—	529,419
Reinvested	—	32,524	—	58,259
Redeemed	—	(1,411,135)	—	(1,539,450)
Change in Class I Shares	—	(987,199)	—	(951,772)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023. See Note 1.
(d)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2024

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$5,057,811	$10,765,358
Distributions reinvested	—	672,386
Cost of shares redeemed	(5,055,874)	(47,080,166)
Change in net assets resulting from capital transactions	1,937	(35,642,422)
Class A
Proceeds from shares issued	—	412,669
Distributions reinvested	—	763,534
Cost of shares redeemed	—	(10,107,211)
Change in net assets resulting from Class A capital transactions	—	(8,931,008)
Class C
Proceeds from shares issued	—	11,317
Distributions reinvested	—	44,105
Cost of shares redeemed	—	(315,902)
Change in net assets resulting from Class C capital transactions	—	(260,480)
Class I
Proceeds from shares issued	—	28,984,690
Distributions reinvested	—	1,249,534
Cost of shares redeemed	—	(33,484,644)
Change in net assets resulting from Class I capital transactions	—	(3,250,420)
Total change in net assets resulting from capital transactions	$1,937	$(48,084,330)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024(a)
SHARE TRANSACTIONS: (b)
Issued	100,000	220,384
Reinvested	—	13,475
Redeemed	(100,000)	(953,151)
Change in Shares	—	(719,292)
Class A
Issued	—	8,221
Reinvested	—	15,299
Redeemed	—	(202,526)
Change in Class A Shares	—	(179,006)
Class C
Issued	—	226
Reinvested	—	884
Redeemed	—	(6,312)
Change in Class C Shares	—	(5,202)
Class I
Issued	—	578,020
Reinvested	—	25,029
Redeemed	—	(671,881)
Change in Class I Shares	—	(68,832)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal ETF (g)
Six Months Ended August 31, 2024 (Unaudited)	$49.98	$1.17	$0.57	$1.74	$(1.19)	$—	$(1.19)
Year Ended February 29, 2024	49.76	2.38	(0.05)	2.33	(2.11)	—	(2.11)
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.76)	(2.02)	—	(2.02)
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)	—	(1.86)
Year Ended February 28, 2021	61.64	1.86	(2.22)	(0.36)	(1.81)	(0.05)	(1.86)
Year Ended February 29, 2020	56.17	1.81	5.47	7.28	(1.76)	(0.05)	(1.81)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 14, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan High Yield Municipal ETF on the listing exchange as of the time that the JPMorgan High Yield Municipal ETF's NAV is calculated. Prior to the JPMorgan High Yield Municipal ETF's listing on
July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan High Yield Municipal ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$50.53	$50.62	3.54%	4.21%	$174,334,211	0.34%	4.67%	0.56%	45%
49.98	49.75	4.85	4.38	174,959,795	0.35	4.87	0.59	90
49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
59.42	59.42	(0.41)	(0.41)	21,168,811	0.45	3.16	0.51	39
61.64	61.64	13.12	13.12	6,060,120	0.44	3.01	0.56	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond ETF (h)
Six Months Ended August 31, 2024 (Unaudited)	$50.95	$1.17	$0.89	$2.06	$(1.15)
Year Ended February 29, 2024	50.00	2.14	0.81	2.95	(2.00)
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.51)	(0.57)
Year Ended February 28, 2021	52.63	0.83	0.05	0.88	(0.83)
Year Ended February 29, 2020	51.70	1.39	0.93	2.32	(1.39)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 28, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Limited Duration
Bond ETF on the listing exchange as of the time that the JPMorgan Limited Duration Bond ETF's NAV is calculated. Prior to the JPMorgan Limited Duration Bond
ETF's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$51.86	$51.89	4.11%	4.48%	$757,842,643	0.23%	4.54%	0.32%	16%
50.95	50.80	6.05	5.74	727,270,847	0.23	4.27	0.33	6
50.00	50.00	(0.74)	(0.74)	716,175,584	0.23	2.41	0.31	26
51.60	51.60	(0.95)	(0.95)	821,093,668	0.24	1.10	0.30	24
52.68	52.68	1.70	1.70	859,503,428	0.23	1.55	0.30	35
52.63	52.63	4.53	4.53	743,296,676	0.24	2.63	0.35	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Sustainable Municipal Income ETF (g)
Six Months Ended August 31, 2024 (Unaudited)	$50.55	$0.92	$0.25	$1.17	$(0.92)
Year Ended February 29, 2024	49.56	1.77	0.81	2.58	(1.59)
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)
Year Ended February 28, 2021	55.79	1.12	(0.34)	0.78	(1.12)
Year Ended February 29, 2020	53.20	1.29	2.59	3.88	(1.29)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 14, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Sustainable Municipal Income ETF on the listing exchange as of the time that the JPMorgan Sustainable Municipal Income ETF's NAV is calculated. Prior to the
JPMorgan Sustainable Municipal Income ETF's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Acquired
Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6
Shares for the period March 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$50.80	$50.74	2.36%	2.36%	$218,780,640	0.17%	3.65%	0.49%	41%
50.55	50.49	5.32	5.20	217,726,100	0.20	3.57	0.52	35
49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
55.45	55.45	1.46	1.46	62,415,473	0.34	2.06	0.46	22
55.79	55.79	7.36	7.36	60,936,135	0.34	2.38	0.49	7
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 3 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees (the "Board") of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan High Yield Municipal Fund	JPMorgan High Yield Municipal ETF	July 14, 2023
JPMorgan Limited Duration Bond Fund	JPMorgan Limited Duration Bond ETF	July 28, 2023
JPMorgan Sustainable Municipal Income Fund	JPMorgan Sustainable Municipal Income ETF	July 14, 2023
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending July 31, 2026. Each Reorganization did not result in the material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds. Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 29, 2024.
The investment objective of JPMorgan High Yield Municipal ETF (“High Yield Municipal ETF”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Limited Duration Bond ETF (“Limited Duration Bond ETF”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Sustainable Municipal Income ETF (“Sustainable Municipal Income ETF”) is to seek a current income exempt from federal income taxes.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca, Inc.
Limited Duration Bond ETF	Cboe BZX Exchange, Inc.
Sustainable Municipal Income ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Limited Duration Bond ETF at August 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$160,129,403	$—	$160,129,403
Short-Term Investments
Investment Companies	12,891,801	—	—	12,891,801
Total Investments in Securities	$12,891,801	$160,129,403	$—	$173,021,204
Appreciation in Other Financial Instruments
Futures Contracts	$92,811	$—	$—	$92,811
Depreciation in Other Financial Instruments
Futures Contracts	(8,026)	—	—	(8,026)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$84,785	$—	$—	$84,785

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$262,890,576	$6,613,976	$269,504,552
Collateralized Mortgage Obligations	—	194,301,778	2,050,048	196,351,826
Commercial Mortgage-Backed Securities	—	78,835,571	—	78,835,571
Corporate Bonds	—	27,482,806	—	27,482,806
Mortgage-Backed Securities	—	105,527,258	—	105,527,258
Short-Term Investments
Investment Companies	80,315,860	—	—	80,315,860
Total Investments in Securities	$80,315,860	$669,037,989	$8,664,024	$758,017,873

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$193,628,173	$—	$193,628,173

40	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Sustainable Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$25,485,188	$—	$—	$25,485,188
Total Investments in Securities	$25,485,188	$193,628,173	$—	$219,113,361
Appreciation in Other Financial Instruments
Futures Contracts	$56,657	$—	$—	$56,657
Depreciation in Other Financial Instruments
Futures Contracts	(5,014)	—	—	(5,014)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$51,643	$—	$—	$51,643
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Limited Duration Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$13,893,620	$—	$191,060	$(174)	$1,896,444	$(864,932)	$—	$(8,502,042)	$6,613,976
Collateralized Mortgage Obligations	—	—	(25)	43	2,050,030	—	—	—	2,050,048
Total	$13,893,620	$—	$191,035	$(131)	$3,946,474	$(864,932)	$—	$(8,502,042)	$8,664,024

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $171,310. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,715,219	Discounted Cash Flow	Constant Prepayment Rate	6.00% - 8.00% (7.27%)
			Yield (Discount Rate of Cash Flows)	5.82% - 6.10% (6.02%)
Asset-Backed Securities	4,715,219

August 31, 2024	J.P. Morgan Exchange-Traded Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	2,050,048	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.75% (5.75%)
Collateralized Mortgage Obligations	2,050,048
Total	$6,765,267

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $1,898,757. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the

42	J.P. Morgan Exchange-Traded Funds	August 31, 2024

borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2024.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$15,938,250	$53,782,627	$56,829,075	$(105)	$104	$12,891,801	12,890,512	$264,627	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Limited Duration Bond ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$71,408,011	$150,456,055	$141,550,284	$(14,437)	$16,515	$80,315,860	80,275,722	$1,672,873	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Sustainable Municipal Income ETF
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$33,472,938	$62,043,742	$70,032,094	$(822)	$1,424	$25,485,188	25,482,640	$377,367	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
F. Futures Contracts— High Yield Municipal ETF and Sustainable Municipal Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended August 31, 2024:
	High Yield Municipal ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$19,603,838	$11,899,506
Average Notional Balance Short	(2,736,519)	(1,697,167)
Ending Notional Balance Long	48,209,836	29,845,781
Ending Notional Balance Short	(5,379,969)	(3,280,469)
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2024

H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Limited Duration Bond ETF	0.20
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
High Yield Municipal ETF	0.35%
Limited Duration Bond ETF	0.24
Sustainable Municipal Income ETF	0.18
The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitations are in place until at least July 31, 2026.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
High Yield Municipal ETF	$184,749
Limited Duration Bond ETF	278,688
Sustainable Municipal Income ETF	327,375
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

High Yield Municipal ETF	$10,710
Limited Duration Bond ETF	36,532
Sustainable Municipal Income ETF	15,763
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2024

4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
High Yield Municipal ETF	$71,698,408	$72,639,892
Limited Duration Bond ETF	115,095,481	102,958,227
Sustainable Municipal Income ETF	82,066,045	78,540,222
During the six months ended August 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$176,746,527	$5,118,622	$8,759,160	$(3,640,538)
Limited Duration Bond ETF	775,062,372	3,278,655	20,323,154	(17,044,499)
Sustainable Municipal Income ETF	217,990,291	3,017,908	1,843,195	1,174,713
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$6,330,658	$43,001,429
Limited Duration Bond ETF	359,083	19,652,797
Sustainable Municipal Income ETF	2,933,838	8,249,693
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$(354,116)	$6,139,314
Limited Duration Bond ETF	—	310
Sustainable Municipal Income ETF	489,597	5,324,167
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2024, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Limited Duration Bond ETF	57.7%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2024

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

August 31, 2024	J.P. Morgan Exchange-Traded Funds	49

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-CONVETF2-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
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The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
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Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;

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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser to provide high quality service to the Funds;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by
JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan High Yield Municipal ETF’s performance was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s performance was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s performance was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that while Broadridge did provide net advisory fee and actual total expense data for funds in the Peer Group and Universe for the JPMorgan High Yield Municipal ETF,
Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the advisory fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s net advisory fee and actual total expenses were in the first quintile of the Universe. Broadridge did not calculate the quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2024